UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 08821
Rydex Variable Trust
(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Variable Trust
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-301-296-5100
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
J U N E 3 0 , 2 0 1 1 R Y D E X VA R I A B L E T R U S T S E M I — A N N U A L R E P O R T TA R G E T B E TA F U N D S DOMESTIC EQUITY FUNDS NOVA FUND INVERSE S&P 500 STRATEGY FUND NASDAQ-100® FUND INVERSE NASDAQ-100® STRATEGY FUND S&P 500 2x STRATEGY FUND NASDAQ-100® 2x STRATEGY FUND MID-CAP 1.5x STRATEGY FUND INVERSE MID-CAP STRATEGY FUND RUSSELL 2000® 2x STRATEGY FUND RUSSELL 2000® 1.5x STRATEGY FUND INVERSE RUSSELL 2000® STRATEGY FUND DOW 2x STRATEGY FUND INVERSE DOW 2x STRATEGY FUND S&P 500 PURE GROWTH FUND S&P 500 PURE VALUE FUND S&P MIDCAP 400 PURE GROWTH FUND S&P MIDCAP 400 PURE VALUE FUND S&P SMALLCAP 600 PURE GROWTH FUND S&P SMALLCAP 600 PURE VALUE FUND INTERNATIONAL EQUITY FUNDS EUROPE 1.25x STRATEGY FUND JAPAN 2x STRATEGY FUND SPECIALTY FUNDS STRENGTHENING DOLLAR 2x STRATEGY FUND WEAKENING DOLLAR 2x STRATEGY FUND REAL ESTATE FUND FIXED INCOME FUNDS GOVERNMENT LONG BOND 1.2x STRATEGY FUND INVERSE GOVERNMENT LONG BOND STRATEGY FUND MONEY MARKET FUND U.S. GOVERNMENT MONEY MARKET FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

LETTER TO OUR SHAREHOLDERS	2
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
NOVA FUND	8
INVERSE S&P 500 STRATEGY FUND	18
NASDAQ-100® FUND	23
INVERSE NASDAQ-100® STRATEGY FUND	29
S&P 500 2X STRATEGY FUND	34
NASDAQ-100® 2X STRATEGY FUND	45
MID-CAP 1.5X STRATEGY FUND	51
INVERSE MID-CAP STRATEGY FUND	60
RUSSELL 2000® 2X STRATEGY FUND	65
RUSSELL 2000® 1.5X STRATEGY FUND	88
INVERSE RUSSELL 2000® STRATEGY FUND	113
DOW 2X STRATEGY FUND	118
INVERSE DOW 2X STRATEGY FUND	123
S&P 500 PURE GROWTH FUND	128
S&P 500 PURE VALUE FUND	134
S&P MIDCAP 400 PURE GROWTH FUND	140
S&P MIDCAP 400 PURE VALUE FUND	146
S&P SMALLCAP 600 PURE GROWTH FUND	152
S&P SMALLCAP 600 PURE VALUE FUND	158
EUROPE 1.25X STRATEGY FUND	164
JAPAN 2X STRATEGY FUND	170
STRENGTHENING DOLLAR 2X STRATEGY FUND	175
WEAKENING DOLLAR 2X STRATEGY FUND	180
REAL ESTATE FUND	185
GOVERNMENT LONG BOND 1.2X STRATEGY FUND	191
INVERSE GOVERNMENT LONG BOND STRATEGY FUND	196
U.S. GOVERNMENT MONEY MARKET FUND	201
NOTES TO FINANCIAL STATEMENTS	206
OTHER INFORMATION	217
RYDEX | SGI PRIVACY POLICIES	218
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	219
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
The U.S. economic recovery that began two years ago has yet to put down deep roots, which has produced continued volatility in the financial markets and investor concern that the country’s labor and housing market troubles are not going away anytime soon. Just as happened in 2010, markets in mid-2011 appeared to grow more cautious after a strong first quarter and stumbling second quarter—reacting this year to worries ranging from the end of the Federal Reserve’s (the “Fed”) quantitative easing to difficult negotiations over the U.S. deficit and debt ceiling to ongoing European debt woes.
The major stock indices were all up between 4% and 7% for the six months ending June 30, 2011, masking flat or slightly negative returns in the April-June period. Traders noted that market sentiment has swung sharply this year, from optimism over the improving global expansion, to concerns about whether a U.S. economic soft patch was developing due to a jump in oil prices, to the impact of poor weather earlier in the year and supply-chain disruptions in the aftermath of the Japanese tsunami.
Late in the second quarter, the Fed pointed to these factors to explain weak U.S. GDP growth for the first quarter. The full-year growth forecast was also revised downward. Some data late in the half suggested the labor market was improving, helping spur a rally that carried equities up about 5% in the last trading week of June, the biggest weekly gain in two years. But the June jobs report, released on July 8, indicated that job creation was stalling, and revived the question of whether the soft patch was softer than previously thought.
Nonetheless, the Fed said that it has done all it plans to do, for now, to foster growth, ending its purchase of $600 billion worth of Treasury securities in late June and dismaying investors with Fed Chairman Ben Bernanke’s admission that the Fed did not have a precise read on why the slower pace of growth is persisting. Critics contend the Fed must consider a third round of quantitative easing to keep long-term rates low, while others say easy-money policies have not helped the economy’s underlying structural problems and may be setting the stage for inflation. Meanwhile, consumers are spending at the weakest level in 20 months, due to the impact of higher gas prices and income that has been flat since the beginning of the year.
On the plus side, gas prices have eased from their recent peak in early May, and the return to normal operations for Japanese factories is expected to help U.S. manufacturing improve through the rest of 2011. Many companies were expected to report healthy second-quarter profits, based on fulfilling demand from emerging markets, and strong productivity. Some analysts said profits could fall later in 2011, as material prices rise and economic worries persist.
Volatility was a factor in commodity and currency markets as well. After hitting its first-half high in late April, the price of a barrel of oil reversed course to end June in the mid-$90 level, about where it began the year. The story was similar for metals and agricultural commodities; gold for example reached a record $1,557 an ounce in May, but fell back to about $1,500 an ounce by the end of June. The dollar also had a bumpy first half. The U.S. Dollar Index fell through April, and was then lifted by safe-haven buying on concern over the slowing global economy and European sovereign debt.
In fixed income, the combination of Europe’s debt problems, the U.S.’s weak economic data and an accommodative Fed provided incentives for bond buyers as the first half unfolded. After bouncing around a yield of 3.5% for the first part of the year, benchmark 10-year U.S. Treasury bonds rallied for most of the second quarter, sending the yield to below 3%—its lowest level since last fall. Soaring equity prices and agreement on how to deal with Greece’s debt caused a Treasury selloff in the last week in June, setting aside talk of a double-dip recession.
Most bond segments were strong absolute performers in the second quarter, handily beating equities, and also turned in competitive returns for the six months. With the end of the Fed’s quantitative easing, some question whether the bond market can carry its second quarter momentum forward. The market is also anticipating a showdown in setting the U.S. debt ceiling, headlines which could roil markets in July.
2 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)
Globally, the economic recovery remains uneven, with weak growth in the advanced economies and strong growth in emerging and developing countries. Greater-than-expected weakness in the U.S. market, continuing fiscal challenges in Europe and signs of overheating in many emerging and developing countries, some believe, are increasing downside risks.
Others, including the Fed, view the first-half soft patch as transitory, along with the surge in commodity prices and inflation. They believe a supportive central bank policy, continued solid corporate earnings and attractive valuations will benefit performance of both stocks and bonds in the second half of the year.
At Rydex|SGI, our products are designed to help investors navigate uncertain markets, whether alternative assets and strategies, actively managed fundamental alpha strategies, exchange traded products or target beta strategies. Thank you for the trust you place in us.

Sincerely,

Michael Byrum
President & Chief Investment Officer

The opinions and forecasts expressed are those of Michael Byrum as of 07/27/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
Rydex | SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)
Many of the Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%- in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment

Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
4 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2010 and ending June 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2010	June 30, 2011	Period[2]

Table 1. Based on actual Fund return[3]
Nova Fund	1.64%	7.73%	$1,000.00	$1,077.30	$8.45
Inverse S&P 500 Strategy Fund	1.79%	(7.31)%	1,000.00	926.91	8.55
NASDAQ-100® Fund	1.68%	4.44%	1,000.00	1,044.42	8.52
Inverse NASDAQ-100® Strategy Fund	1.82%	(6.60)%	1,000.00	933.95	8.73
S&P 500 2x Strategy Fund	1.79%	10.19%	1,000.00	1,101.89	9.33
NASDAQ-100® 2x Strategy Fund	1.83%	8.14%	1,000.00	1,081.39	9.44
Mid-Cap 1.5x Strategy Fund	1.79%	11.19%	1,000.00	1,111.92	9.37
Inverse Mid-Cap Strategy Fund	1.79%	(9.19)%	1,000.00	908.09	8.47
Russell 2000® 2x Strategy Fund	1.81%	10.46%	1,000.00	1,104.57	9.44
Russell 2000® 1.5x Strategy Fund	1.82%	7.98%	1,000.00	1,079.80	9.39
Inverse Russell 2000® Strategy Fund	1.81%	(7.66)%	1,000.00	923.37	8.63
Dow 2x Strategy Fund	1.82%	15.55%	1,000.00	1,155.47	9.73
Inverse Dow 2x Strategy Fund	1.82%	(17.98)%	1,000.00	820.23	8.21
S&P 500 Pure Growth Fund	1.64%	9.30%	1,000.00	1,093.01	8.51
S&P 500 Pure Value Fund	1.64%	9.03%	1,000.00	1,090.31	8.50
S&P MidCap 400 Pure Growth Fund	1.64%	12.35%	1,000.00	1,123.50	8.63
S&P MidCap 400 Pure Value Fund	1.64%	2.84%	1,000.00	1,028.45	8.25
S&P SmallCap 600 Pure Growth Fund	1.64%	10.08%	1,000.00	1,100.77	8.54
S&P SmallCap 600 Pure Value Fund	1.65%	(0.14)%	1,000.00	998.62	8.18
Europe 1.25x Strategy Fund	1.80%	11.28%	1,000.00	1,112.84	9.43
Japan 2x Strategy Fund	1.64%	(7.49)%	1,000.00	925.08	7.83
Strengthening Dollar 2x Strategy Fund	1.78%	(14.00)%	1,000.00	859.97	8.21
Weakening Dollar 2x Strategy Fund	1.79%	12.32%	1,000.00	1,123.17	9.42
Real Estate Fund	1.74%	9.24%	1,000.00	1,092.40	9.03
Government Long Bond 1.2x Strategy Fund	1.34%	0.88%	1,000.00	1,008.81	6.67
Inverse Government Long Bond Strategy Fund	1.79%	(3.11)%	1,000.00	968.93	8.74
U.S. Government Money Market Fund	0.12%	0.00%	1,000.00	1,000.02	0.60
6 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2010	June 30, 2011	Period[2]

Table 2. Based on hypothetical 5% return (before expenses)
Nova Fund	1.64%	5.00%	$1,000.00	$1,016.66	$8.20
Inverse S&P 500 Strategy Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
NASDAQ-100® Fund	1.68%	5.00%	1,000.00	1,016.46	8.40
Inverse NASDAQ-100® Strategy Fund	1.82%	5.00%	1,000.00	1,015.77	9.10
S&P 500 2x Strategy Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
NASDAQ-100® 2x Strategy Fund	1.83%	5.00%	1,000.00	1,015.72	9.15
Mid-Cap 1.5x Strategy Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Inverse Mid-Cap Strategy Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Russell 2000® 2x Strategy Fund	1.81%	5.00%	1,000.00	1,015.82	9.05
Russell 2000® 1.5x Strategy Fund	1.82%	5.00%	1,000.00	1,015.77	9.10
Inverse Russell 2000® Strategy Fund	1.81%	5.00%	1,000.00	1,015.82	9.05
Dow 2x Strategy Fund	1.82%	5.00%	1,000.00	1,015.77	9.10
Inverse Dow 2x Strategy Fund	1.82%	5.00%	1,000.00	1,015.77	9.10
S&P 500 Pure Growth Fund	1.64%	5.00%	1,000.00	1,016.66	8.20
S&P 500 Pure Value Fund	1.64%	5.00%	1,000.00	1,016.66	8.20
S&P MidCap 400 Pure Growth Fund	1.64%	5.00%	1,000.00	1,016.66	8.20
S&P MidCap 400 Pure Value Fund	1.64%	5.00%	1,000.00	1,016.66	8.20
S&P SmallCap 600 Pure Growth Fund	1.64%	5.00%	1,000.00	1,016.66	8.20
S&P SmallCap 600 Pure Value Fund	1.65%	5.00%	1,000.00	1,016.61	8.25
Europe 1.25x Strategy Fund	1.80%	5.00%	1,000.00	1,015.87	9.00
Japan 2x Strategy Fund	1.64%	5.00%	1,000.00	1,016.66	8.20
Strengthening Dollar 2x Strategy Fund	1.78%	5.00%	1,000.00	1,015.97	8.90
Weakening Dollar 2x Strategy Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Real Estate Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Government Long Bond 1.2x Strategy Fund	1.34%	5.00%	1,000.00	1,018.15	6.71
Inverse Government Long Bond Strategy Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
U.S. Government Money Market Fund	0.12%	5.00%	1,000.00	1,024.20	0.60

[1]	This ratio represents annualized Total Expenses, which include interest and dividend expense from securities sold short. Excluding short interest expense, the operating expense ratio of the Inverse Government Long Bond Strategy Fund would be 3.42% lower.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2010 to June 30, 2011.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	June 30, 2011
NOVA FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: May 7, 1997
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Exxon Mobil Corp.	2.0%
Apple, Inc.	1.5%
International Business Machines Corp.	1.0%
Chevron Corp.	1.0%
General Electric Co.	1.0%
Microsoft Corp.	1.0%
AT&T, Inc.	0.9%
Johnson & Johnson	0.9%
Procter & Gamble Co.	0.9%
JPMorgan Chase & Co.	0.8%

Top Ten Total	11.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
8	| THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
NOVA FUND

	Shares	Value

COMMON STOCKS† - 59.1%

INFORMATION TECHNOLOGY - 10.5%
Apple, Inc.*	1,260	$422,944
International Business Machines Corp.	1,650	283,058
Microsoft Corp.	10,100	262,600
Oracle Corp.	5,300	174,423
Google, Inc. — Class A*	340	172,169
Intel Corp.	7,220	159,995
Qualcomm, Inc.	2,270	128,913
Cisco Systems, Inc.	7,490	116,919
Hewlett-Packard Co.	2,820	102,648
EMC Corp.*	2,800	77,140
Visa, Inc. — Class A	650	54,769
Texas Instruments, Inc.	1,580	51,871
eBay, Inc.*	1,550	50,018
Mastercard, Inc. — Class A	130	39,174
Corning, Inc.	2,138	38,805
Dell, Inc.*	2,230	37,174
Automatic Data Processing, Inc.	680	35,822
Cognizant Technology Solutions Corp. — Class A*	410	30,069
Yahoo!, Inc.*	1,770	26,621
NetApp, Inc.*	500	26,390
Salesforce.com, Inc.*	160	23,837
Applied Materials, Inc.	1,790	23,288
Juniper Networks, Inc.*	730	22,995
Broadcom Corp. — Class A	650	21,866
Adobe Systems, Inc.*	690	21,701
Motorola Solutions, Inc.*	460	21,178
Citrix Systems, Inc.*	260	20,800
Altera Corp.	440	20,394
Symantec Corp.*	1,030	20,312
Xerox Corp.	1,908	19,862
Intuit, Inc.*	370	19,188
Western Union Co.	860	17,226
Analog Devices, Inc.	410	16,047
Teradata Corp.*	230	13,846
Paychex, Inc.	440	13,517
SanDisk Corp.*	320	13,280
Xilinx, Inc.	360	13,129
BMC Software, Inc.*	240	13,128
NVIDIA Corp.*	820	13,067
Amphenol Corp. — Class A	240	12,958
Fiserv, Inc.*	200	12,526
F5 Networks, Inc.*	110	12,127
Autodesk, Inc.*	310	11,966
Red Hat, Inc.*	260	11,934
CA, Inc.	520	11,877
Western Digital Corp.*	320	11,642
Fidelity National Information Services, Inc.	370	11,392
Electronic Arts, Inc.*	449	10,596
Linear Technology Corp.	310	10,236
Microchip Technology, Inc.	260	9,857
KLA-Tencor Corp.	230	9,310
Motorola Mobility Holdings, Inc.*	400	8,816
Micron Technology, Inc.*	1,169	8,744
National Semiconductor Corp.	330	8,121
Computer Sciences Corp.	210	7,972
Akamai Technologies, Inc.*	250	7,868
VeriSign, Inc.	230	7,696
Harris Corp.	170	7,660
FLIR Systems, Inc.	220	7,416
SAIC, Inc.*	380	6,392
LSI Corp.*	820	5,838
Advanced Micro Devices, Inc.*	790	5,522
Jabil Circuit, Inc.	270	5,454
JDS Uniphase Corp.*	310	5,165
Molex, Inc.	190	4,896
Novellus Systems, Inc.*	120	4,337
Total System Services, Inc.	220	4,088
Teradyne, Inc.*	251	3,715
Lexmark International, Inc. — Class A*	110	3,219
Compuware Corp.*	300	2,928
Monster Worldwide, Inc.*	180	2,639
MEMC Electronic Materials, Inc.*	306	2,610
Tellabs, Inc.	490	2,259

Total Information Technology		2,899,959

FINANCIALS - 8.9%
JPMorgan Chase & Co.	5,410	221,485
Wells Fargo & Co.	7,200	202,032
Berkshire Hathaway, Inc. — Class B*	2,360	182,640
Citigroup, Inc.	3,978	165,644
Bank of America Corp.	13,790	151,138
Goldman Sachs Group, Inc.	700	93,163
American Express Co.	1,420	73,414
U.S. Bancorp	2,620	66,836
MetLife, Inc.	1,440	63,173
Morgan Stanley	2,100	48,321
Simon Property Group, Inc.	400	46,492
Bank of New York Mellon Corp.	1,690	43,298
PNC Financial Services Group, Inc.	720	42,919
Prudential Financial, Inc.	660	41,969
Travelers Companies, Inc.	570	33,277
Capital One Financial Corp.	620	32,035
State Street Corp.	690	31,112
ACE Ltd.	460	30,277
Aflac, Inc.	640	29,875
Franklin Resources, Inc.	200	26,258
CME Group, Inc. — Class A	90	26,243
BB&T Corp.	950	25,498
Chubb Corp.	400	25,044
BlackRock, Inc. — Class A	130	24,935
Equity Residential	400	24,000
Marsh & McLennan Companies, Inc.	750	23,393
AON Corp.	450	23,085
Charles Schwab Corp.	1,357	22,323
ProLogis, Inc.	620	22,221
Allstate Corp.	710	21,676

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
NOVA FUND

	Shares	Value

Public Storage	190	$21,662
Boston Properties, Inc.	200	21,232
T. Rowe Price Group, Inc.	350	21,119
Vornado Realty Trust	220	20,500
HCP, Inc.	550	20,179
Discover Financial Services	736	19,688
Ameriprise Financial, Inc.	330	19,034
Progressive Corp.	890	19,028
SunTrust Banks, Inc.	730	18,834
Loews Corp.	420	17,678
American International Group, Inc.*	590	17,299
Hartford Financial Services Group, Inc.	610	16,086
Weyerhaeuser Co.	730	15,958
Fifth Third Bancorp	1,250	15,937
Host Hotels & Resorts, Inc.	928	15,730
AvalonBay Communities, Inc.	120	15,408
Northern Trust Corp.	330	15,167
M&T Bank Corp.	170	14,952
Invesco Ltd.	630	14,742
Principal Financial Group, Inc.	440	13,385
Health Care REIT, Inc.	240	12,583
IntercontinentalExchange, Inc.*	100	12,471
NYSE Euronext	360	12,337
Lincoln National Corp.	430	12,251
SLM Corp.	720	12,103
Ventas, Inc.	220	11,596
KeyCorp	1,290	10,746
Unum Group	420	10,702
Regions Financial Corp.	1,710	10,602
Moody’s Corp.	270	10,355
Kimco Realty Corp.	550	10,252
CB Richard Ellis Group, Inc. — Class A*	400	10,044
XL Group plc — Class A	420	9,232
Leucadia National Corp.	270	9,207
Plum Creek Timber Company, Inc.	220	8,919
Comerica, Inc.	240	8,297
Huntington Bancshares, Inc.	1,180	7,741
Genworth Financial, Inc. — Class A*	670	6,888
People’s United Financial, Inc.	510	6,854
Legg Mason, Inc.	200	6,552
Cincinnati Financial Corp.	220	6,420
Torchmark Corp.	100	6,414
Zions Bancorporation	250	6,002
Hudson City Bancorp, Inc.	720	5,897
Marshall & Ilsley Corp.	720	5,738
NASDAQ OMX Group, Inc.*	200	5,060
Assurant, Inc.	130	4,715
E*Trade Financial Corp.*	340	4,692
Apartment Investment & Management Co. — Class A	160	4,085
First Horizon National Corp.	360	3,434
Federated Investors, Inc. — Class B	130	3,099
Janus Capital Group, Inc.	250	2,360

Total Financials		2,475,042

ENERGY - 7.5%
Exxon Mobil Corp.	6,700	545,246
Chevron Corp.	2,739	281,679
Schlumberger Ltd.	1,850	159,840
ConocoPhillips	1,920	144,365
Occidental Petroleum Corp.	1,110	115,484
Apache Corp.	520	64,163
Halliburton Co.	1,247	63,597
Anadarko Petroleum Corp.	680	52,197
Marathon Oil Corp.	970	51,100
Devon Energy Corp.	580	45,710
National Oilwell Varco, Inc.	580	45,362
Baker Hughes, Inc.	590	42,810
EOG Resources, Inc.	370	38,683
Hess Corp.	410	30,652
Chesapeake Energy Corp.	900	26,721
Williams Companies, Inc.	799	24,170
Spectra Energy Corp.	880	24,121
Peabody Energy Corp.	370	21,797
Noble Energy, Inc.	240	21,511
El Paso Corp.	1,050	21,210
Southwestern Energy Co.*	470	20,153
Valero Energy Corp.	780	19,945
Murphy Oil Corp.	260	17,072
Cameron International Corp.*	330	16,596
Consol Energy, Inc.	310	15,029
FMC Technologies, Inc.*	330	14,781
Pioneer Natural Resources Co.	160	14,331
Alpha Natural Resources, Inc.*	310	14,086
Noble Corp.	340	13,399
Newfield Exploration Co.*	180	12,244
Range Resources Corp.	220	12,210
Denbury Resources, Inc.*	540	10,800
EQT Corp.	199	10,451
QEP Resources, Inc.	240	10,039
Helmerich & Payne, Inc.	150	9,918
Nabors Industries Ltd.*	390	9,610
Cabot Oil & Gas Corp.	140	9,283
Sunoco, Inc.	160	6,674
Rowan Companies, Inc.*	166	6,442
Diamond Offshore Drilling, Inc.	89	6,266
Tesoro Corp.*	200	4,582

Total Energy		2,074,329

HEALTH CARE - 6.9%
Johnson & Johnson	3,730	248,120
Pfizer, Inc.	10,750	221,450
Merck & Company, Inc.	4,200	148,218
Abbott Laboratories	2,120	111,554
UnitedHealth Group, Inc.	1,470	75,823
Amgen, Inc.*	1,270	74,104
Bristol-Myers Squibb Co.	2,320	67,187
Medtronic, Inc.	1,460	56,254
Eli Lilly & Co.	1,387	52,054
Baxter International, Inc.	780	46,558
Gilead Sciences, Inc.*	1,070	44,309

10 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
NOVA FUND

	Shares	Value

WellPoint, Inc.	500	$39,385
Express Scripts, Inc. — Class A*	720	38,866
Celgene Corp.*	630	38,002
Covidien plc	670	35,664
Biogen Idec, Inc.*	330	35,284
Allergan, Inc.	410	34,132
Thermo Fisher Scientific, Inc.*	520	33,483
Medco Health Solutions, Inc.*	540	30,521
McKesson Corp.	340	28,441
Stryker Corp.	450	26,410
Becton Dickinson and Co.	300	25,851
Agilent Technologies, Inc.*	470	24,022
Aetna, Inc.	520	22,927
Cardinal Health, Inc.	480	21,801
St. Jude Medical, Inc.	450	21,456
CIGNA Corp.	370	19,029
Intuitive Surgical, Inc.*	50	18,605
Humana, Inc.	230	18,524
Zimmer Holdings, Inc.*	260	16,432
Forest Laboratories, Inc.*	390	15,343
AmerisourceBergen Corp. — Class A	370	15,318
Mylan, Inc.*	600	14,802
Boston Scientific Corp.*	2,080	14,373
Edwards Lifesciences Corp.*	160	13,949
Laboratory Corporation of America Holdings*	140	13,551
CR Bard, Inc.	120	13,183
Hospira, Inc.*	230	13,032
Life Technologies Corp.*	240	12,497
Quest Diagnostics, Inc.	210	12,411
Cerner Corp.*	200	12,222
Watson Pharmaceuticals, Inc.*	170	11,684
Waters Corp.*	120	11,489
DaVita, Inc.*	130	11,259
Varian Medical Systems, Inc.*	160	11,203
CareFusion Corp.*	300	8,151
Cephalon, Inc.*	100	7,990
Coventry Health Care, Inc.*	200	7,294
DENTSPLY International, Inc.	190	7,235
Patterson Companies, Inc.	130	4,276
Tenet Healthcare Corp.*	670	4,181
PerkinElmer, Inc.	150	4,036

Total Health Care		1,913,945

INDUSTRIALS - 6.6%
General Electric Co.	14,430	272,150
United Technologies Corp.	1,250	110,638
United Parcel Service, Inc. — Class B	1,340	97,726
Caterpillar, Inc.	877	93,365
3M Co.	970	92,005
Boeing Co.	1,000	73,930
Union Pacific Corp.	670	69,948
Honeywell International, Inc.	1,070	63,761
Emerson Electric Co.	1,020	57,375
Deere & Co.	570	46,997
FedEx Corp.	430	40,786
CSX Corp.	1,500	39,330
Danaher Corp.	740	39,213
Illinois Tool Works, Inc.	680	38,413
General Dynamics Corp.	510	38,005
Norfolk Southern Corp.	480	35,966
Precision Castparts Corp.	200	32,930
Tyco International, Ltd.	640	31,635
Lockheed Martin Corp.	390	31,578
Cummins, Inc.	270	27,942
Northrop Grumman Corp.	400	27,740
PACCAR, Inc.	500	25,545
Waste Management, Inc.	650	24,226
Raytheon Co.	480	23,928
Eaton Corp.	460	23,667
Ingersoll-Rand plc	450	20,435
Parker Hannifin Corp.	220	19,743
Rockwell Automation, Inc.	200	17,352
CH Robinson Worldwide, Inc.	217	17,108
Dover Corp.	250	16,950
Goodrich Corp.	170	16,235
Fluor Corp.	240	15,518
Expeditors International of Washington, Inc.	290	14,845
ITT Corp.	250	14,732
Fastenal Co.	400	14,396
Joy Global, Inc.	140	13,334
Rockwell Collins, Inc.	210	12,955
Republic Services, Inc. — Class A	410	12,649
Southwest Airlines Co.	1,080	12,334
WW Grainger, Inc.	80	12,292
L-3 Communications Holdings, Inc.	140	12,243
Roper Industries, Inc.	130	10,829
Stericycle, Inc.*	120	10,694
First Solar, Inc.*	70	9,259
Iron Mountain, Inc.	270	9,204
Pall Corp.	160	8,997
Textron, Inc.	380	8,972
Flowserve Corp.	80	8,791
Jacobs Engineering Group, Inc.*	168	7,266
Pitney Bowes, Inc.	280	6,437
Equifax, Inc.	170	5,902
Masco Corp.	490	5,895
Quanta Services, Inc.*	290	5,858
Cintas Corp.	170	5,615
Avery Dennison Corp.	140	5,408
Robert Half International, Inc.	200	5,406
Dun & Bradstreet Corp.	70	5,288
RR Donnelley & Sons Co.	260	5,099
Snap-On, Inc.	80	4,998
Ryder System, Inc.	70	3,979

Total Industrials		1,835,817

CONSUMER DISCRETIONARY - 6.4%
McDonald’s Corp.	1,410	118,891
Walt Disney Co.	2,570	100,333
Amazon.com, Inc.*	490	100,200

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
NOVA FUND

	Shares	Value

Comcast Corp. — Class A	3,760	$95,278
Home Depot, Inc.	2,170	78,597
Ford Motor Co.*	5,170	71,294
News Corp. — Class A	3,110	55,047
Time Warner, Inc.	1,460	53,100
DIRECTV — Class A*	1,040	52,853
NIKE, Inc. — Class B	520	46,790
Target Corp.	940	44,095
Lowe’s Companies, Inc.	1,770	41,259
Viacom, Inc. — Class B	800	40,800
Starbucks Corp.	1,020	40,280
Johnson Controls, Inc.	917	38,202
Time Warner Cable, Inc. — Class A	460	35,898
Priceline.com, Inc.*	70	35,835
Yum! Brands, Inc.	630	34,801
TJX Companies, Inc.	530	27,841
CBS Corp. — Class B	910	25,926
Coach, Inc.	400	25,572
Carnival Corp.	590	22,202
Bed Bath & Beyond, Inc.*	340	19,846
Kohl’s Corp.	380	19,004
Omnicom Group, Inc.	380	18,301
McGraw-Hill Companies, Inc.	410	17,183
Macy’s, Inc.	578	16,901
Stanley Black & Decker, Inc.	230	16,572
Netflix, Inc.*	60	15,761
Discovery Communications, Inc. — Class A*	380	15,565
Staples, Inc.	970	15,326
Starwood Hotels & Resorts Worldwide, Inc.	270	15,131
Wynn Resorts Ltd.	100	14,354
Marriott International, Inc. — Class A	390	13,841
Best Buy Company, Inc.	440	13,820
Fortune Brands, Inc.	210	13,392
Tiffany & Co.	170	13,348
Harley-Davidson, Inc.	320	13,110
Limited Brands, Inc.	340	13,073
VF Corp.	120	13,027
Mattel, Inc.	470	12,920
Ross Stores, Inc.	160	12,819
O’Reilly Automotive, Inc.*	190	12,447
Chipotle Mexican Grill, Inc. — Class A*	40	12,328
Polo Ralph Lauren Corp. — Class A	90	11,935
Genuine Parts Co.	210	11,424
Cablevision Systems Corp. — Class A	310	11,225
Nordstrom, Inc.	230	10,796
CarMax, Inc.*	310	10,252
JC Penney Company, Inc.	290	10,017
The Gap, Inc.	530	9,593
Darden Restaurants, Inc.	190	9,454
Family Dollar Stores, Inc.	170	8,935
AutoZone, Inc.*	30	8,845
Interpublic Group of Companies, Inc.	670	8,375
Hasbro, Inc.	190	8,347
Whirlpool Corp.	99	8,051
Abercrombie & Fitch Co. — Class A	120	8,030
Expedia, Inc.	270	7,827
Wyndham Worldwide Corp.	230	7,739
Apollo Group, Inc. — Class A*	170	7,426
International Game Technology	410	7,208
H&R Block, Inc.	420	6,737
Newell Rubbermaid, Inc.	400	6,312
Scripps Networks Interactive, Inc. — Class A	120	5,866
Goodyear Tire & Rubber Co.*	330	5,534
GameStop Corp. — Class A*	190	5,067
Urban Outfitters, Inc.*	170	4,786
DeVry, Inc.	80	4,730
Gannett Company, Inc.	330	4,726
Leggett & Platt, Inc.	190	4,632
Harman International Industries, Inc.	100	4,557
DR Horton, Inc.	378	4,355
Sears Holdings Corp.*	60	4,286
Washington Post Co. — Class B	10	4,190
Lennar Corp. — Class A	220	3,993
Pulte Group, Inc.*	459	3,516
Big Lots, Inc.*	100	3,315
AutoNation, Inc.*	90	3,295

Total Consumer Discretionary		1,758,539

CONSUMER STAPLES - 6.3%
Procter & Gamble Co.	3,800	241,566
Coca-Cola Co.	3,120	209,945
Philip Morris International, Inc.	2,420	161,583
PepsiCo, Inc.	2,150	151,425
Wal-Mart Stores, Inc.	2,600	138,164
Kraft Foods, Inc. — Class A	2,390	84,200
Altria Group, Inc.	2,847	75,189
CVS Caremark Corp.	1,850	69,523
Colgate-Palmolive Co.	670	58,565
Walgreen Co.	1,250	53,075
Costco Wholesale Corp.	590	47,932
Kimberly-Clark Corp.	530	35,277
General Mills, Inc.	870	32,381
Archer-Daniels-Midland Co.	930	28,040
Sysco Corp.	790	24,632
HJ Heinz Co.	440	23,443
Lorillard, Inc.	200	21,774
Kroger Co.	830	20,584
Mead Johnson Nutrition Co. — Class A	280	18,914
Kellogg Co.	340	18,809
Reynolds American, Inc.	460	17,043
Estee Lauder Companies, Inc. — Class A	160	16,830
Avon Products, Inc.	590	16,520
Sara Lee Corp.	800	15,192
ConAgra Foods, Inc.	560	14,454
Coca-Cola Enterprises, Inc.	440	12,839
Whole Foods Market, Inc.	200	12,690

12 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
NOVA FUND

	Shares	Value

Dr Pepper Snapple Group, Inc.	300	$12,579
JM Smucker Co.	160	12,230
Clorox Co.	180	12,139
Hershey Co.	210	11,938
Safeway, Inc.	480	11,218
Brown-Forman Corp. — Class B	140	10,457
Molson Coors Brewing Co. — Class B	220	9,843
McCormick & Company, Inc.	180	8,923
Campbell Soup Co.	250	8,637
Tyson Foods, Inc. — Class A	410	7,962
Hormel Foods Corp.	190	5,664
Constellation Brands, Inc. — Class A*	240	4,997
Dean Foods Co.*	250	3,067
SUPERVALU, Inc.	290	2,729

Total Consumer Staples		1,742,972

MATERIALS - 2.2%
Freeport-McMoRan Copper & Gold, Inc.	1,288	68,135
E. I. du Pont de Nemours & Co.	1,260	68,103
Dow Chemical Co.	1,600	57,600
Monsanto Co.	730	52,954
Praxair, Inc.	409	44,332
Newmont Mining Corp.	670	36,160
Air Products & Chemicals, Inc.	290	27,718
Alcoa, Inc.	1,449	22,981
PPG Industries, Inc.	220	19,974
Cliffs Natural Resources, Inc.	200	18,490
Ecolab, Inc.	320	18,042
International Paper Co.	600	17,892
Nucor Corp.	430	17,725
CF Industries Holdings, Inc.	100	14,167
Sigma-Aldrich Corp.	170	12,475
Eastman Chemical Co.	100	10,207
Sherwin-Williams Co.	120	10,064
United States Steel Corp.	200	9,208
Allegheny Technologies, Inc.	140	8,886
Ball Corp.	230	8,846
FMC Corp.	100	8,602
MeadWestvaco Corp.	230	7,661
International Flavors & Fragrances, Inc.	110	7,066
Airgas, Inc.	100	7,004
Vulcan Materials Co.	180	6,935
Owens-Illinois, Inc.*	220	5,678
Sealed Air Corp.	220	5,234
Bemis Company, Inc.	140	4,729
AK Steel Holding Corp.	150	2,364
Titanium Metals Corp.	120	2,198

Total Materials		601,430

UTILITIES - 2.0%
Southern Co.	1,160	46,841
Exelon Corp.	896	38,385
Dominion Resources, Inc.	779	37,602
Duke Energy Corp.	1,810	34,082
NextEra Energy, Inc.	570	32,752
FirstEnergy Corp.	570	25,166
American Electric Power Company, Inc.	660	24,869
PG&E Corp.	537	22,570
Public Service Enterprise Group, Inc.	689	22,489
PPL Corp.	789	21,958
Consolidated Edison, Inc.	400	21,296
Progress Energy, Inc.	400	19,204
Sempra Energy	330	17,450
Edison International	440	17,050
Entergy Corp.	240	16,387
Xcel Energy, Inc.	657	15,965
DTE Energy Co.	230	11,505
AES Corp.*	890	11,339
CenterPoint Energy, Inc.	577	11,165
Oneok, Inc.	150	11,102
Constellation Energy Group, Inc.	270	10,249
Wisconsin Energy Corp.	320	10,032
Ameren Corp.	330	9,517
Northeast Utilities	240	8,441
NRG Energy, Inc.*	330	8,111
NiSource, Inc.	379	7,675
CMS Energy Corp.	340	6,695
Pinnacle West Capital Corp.	150	6,687
SCANA Corp.	160	6,299
Pepco Holdings, Inc.	310	6,085
Integrys Energy Group, Inc.	110	5,702
TECO Energy, Inc.	290	5,478
Nicor, Inc.	60	3,284

Total Utilities		553,432

TELECOMMUNICATION SERVICES - 1.8%
AT&T, Inc.	8,060	253,165
Verizon Communications, Inc.	3,847	143,224
CenturyLink, Inc.	823	33,274
American Tower Corp. — Class A*	540	28,242
Sprint Nextel Corp.*	4,067	21,921
Frontier Communications Corp.	1,350	10,894
Windstream Corp.	690	8,942
MetroPCS Communications, Inc.*	360	6,196

Total Telecommunication Services		505,858

Total Common Stocks (Cost $9,104,519)		16,361,323

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 37.7%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$4,820,835	4,820,835
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	1,529,251	1,529,251
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	1,529,251	1,529,251

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
NOVA FUND

	Face
	Amount	Value

BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$1,279,009	$1,279,009
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	1,259,343	1,259,343

Total Repurchase Agreements (Cost $10,417,689)		10,417,689

Total Investments - 96.8% (Cost $19,522,208)		$26,779,012

Cash & Other Assets, Less Liabilities - 3.2%		894,314

Total Net Assets - 100.0%		$27,673,326

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $197,288)	3	$7,770

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2011 S&P 500 Index Swap, Terminating 07/27/11[3] (Notional Value $8,800,263)	6,664	$188,618
Morgan Stanley Capital Services, Inc. July 2011 S&P 500 Index Swap, Terminating 07/26/11[3] (Notional Value $3,209,466)	2,430	128,348
Credit Suisse Capital, LLC July 2011 S&P 500 Index Swap, Terminating 07/29/11[3] (Notional Value $12,949,533)	9,806	127,339

(Total Notional Value $24,959,262)		$444,305

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[3]	Total Return based on S&P 500 Index +/- financing at a variable rate. plc — Public Limited Company REIT — Real Estate Investment Trust

14 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NOVA FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

ASSETS:
Investments, at value (cost $9,104,519)	$16,361,323
Repurchase agreements, at value (cost 10,417,689)	10,417,689
Segregated cash with broker	397,328
Unrealized appreciation on swap agreements	444,305
Receivable for swap settlement	44,705
Receivables:
Variation margin	1,642
Securities sold	1,863
Fund shares sold	72,284
Dividends	25,123

Total assets	27,766,262

Liabilities:
Payable for:
Fund shares redeemed	21,862
Securities purchased	269
Management fees	15,082
Transfer agent and administrative fees	5,027
Investor service fees	5,027
Portfolio accounting fees	2,011
Other	43,658

Total liabilities	92,936

Net Assets	$27,673,326

Net Assets Consist of:
Paid in capital	$46,800,939
Accumulated net investment loss	(13,588)
Accumulated net realized loss on investments	(26,822,904)
Net unrealized appreciation on investments	7,708,879

Net assets	$27,673,326
Capital shares outstanding	350,834
Net asset value per share	$78.88

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends	$216,993
Interest	2,357

Total investment income	219,350

Expenses:
Management fees	112,571
Transfer agent and administrative fees	37,524
Investor service fees	37,524
Portfolio accounting fees	15,009
Trustees’ fees*	1,307
Professional fees	17,106
Miscellaneous	25,680

Total expenses	246,721

Net investment loss	(27,371)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,233,350
Swap agreements	433,427
Futures contracts	600,002

Net realized gain	3,266,779

Net change in unrealized appreciation (depreciation) on:
Investments	(1,408,471)
Swap agreements	439,939
Futures contracts	(113,224)

Net change in unrealized appreciation (depreciation)	(1,081,756)

Net realized and unrealized gain	2,185,023

Net increase in net assets resulting from operations	$2,157,652

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 15

NOVA FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(27,371)	$13,783
Net realized gain on investments	3,266,779	6,976,829
Net change in unrealized appreciation (depreciation) on investments	(1,081,756)	(1,202,164)

Net increase in net assets resulting from operations	2,157,652	5,788,448

Distributions to Shareholders From:
Net investment income	—	(74,019)

Total distributions to shareholders	—	(74,019)

Capital Share Transactions:
Proceeds from sale of shares	89,045,897	129,840,432
Distributions reinvested	—	74,019
Cost of shares redeemed	(93,174,357)	(156,545,401)

Net decrease from capital share transactions	(4,128,460)	(26,630,950)

Net decrease in net assets	(1,970,808)	(20,916,521)
Net Assets:
Beginning of period	29,644,134	50,560,655

End of period	$27,673,326	$29,644,134

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(13,588)	$13,783

Capital Share Activity:
Shares sold	1,139,947	2,067,256
Shares issued from reinvestment of distributions	—	1,089
Shares redeemed	(1,193,913)	(2,490,178)

Net decrease in shares	(53,966)	(421,833)

16 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NOVA FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009[d]	2008[d]	2007[d]	2006[d]

Per Share Data
Net asset value, beginning of period	$73.23	$61.16	$45.50	$100.60	$100.90	$85.60

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	.02	.09	.60	1.20	1.10
Net gain (loss) on investments (realized and unrealized)	5.72	12.19	16.06	(55.40)	—	15.40

Total from investment operations	5.65	12.21	16.15	(54.80)	1.20	16.50

Less distributions from:
Net investment income	—	(.14)	(.49)	(.30)	(1.50)	(1.20)

Total distributions	—	(.14)	(.49)	(.30)	(1.50)	(1.20)

Net asset value, end of period	$78.88	$73.23	$61.16	$45.50	$100.60	$100.90

Total Return[c]	7.73%	19.97%	35.51%	(54.47%)	1.13%	19.27%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,673	$29,644	$50,561	$35,087	$82,191	$134,477

Ratios to average net assets:
Net investment income (loss)	(0.18%)	0.03%	0.19%	0.75%	1.12%	1.18%
Total expenses	1.64%	1.55%	1.55%	1.52%	1.46%	1.48%

Portfolio turnover rate	7%	58%	84%	182%	94%	211%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Per share amounts for the period December 31, 2005 - April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 17

FUND PROFILE (Unaudited)	June 30, 2011
INVERSE S&P 500 STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: June 9, 1997
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
18 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
INVERSE S&P 500 STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 24.4%
Federal Home Loan Bank[1] 0.01% due 07/06/11	$1,000,000	$999,999
Federal Farm Credit Bank[1] 0.01% due 07/20/11	1,000,000	999,995
Farmer Mac[1] 0.08% due 07/12/11	1,000,000	999,993
Freddie Mac[2] 0.02% due 07/15/11	1,000,000	999,992

Total Federal Agency Discount Notes (Cost $3,999,960)		3,999,979

REPURCHASE AGREEMENTS††,3 - 71.4%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[4]	4,279,096	4,279,096
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	2,028,176	2,028,176
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	2,028,176	2,028,176
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	1,696,292	1,696,292
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	1,670,209	1,670,209

Total Repurchase Agreements (Cost $11,701,949)		11,701,949

Total Investments - 95.8% (Cost $15,701,909)		$15,701,928

Cash & Other Assets, Less Liabilities - 4.2%		692,781

Total Net Assets - 100.0%		$16,394,709

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
September 2011 S&P 500 Index
Mini Futures Contracts (Aggregate Value of Contracts $591,863)	9	$(19,642)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC
July 2011 S&P 500 Index Swap, Terminating 07/29/11[5] (Notional Value $6,082,398)	4,606	$(56,979)
Morgan Stanley Capital Services, Inc. July 2011 S&P 500 Index Swap, Terminating 07/26/11[5] (Notional Value $3,325,770)	2,518	(132,569)
Goldman Sachs International July 2011 S&P 500 Index Swap, Terminating 07/27/11[5] (Notional Value $6,326,872)	4,791	(196,693)

(Total Notional Value $15,735,040)		$(386,241)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements — See Note 5.

[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 19

INVERSE S&P 500 STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $3,999,960)	$3,999,979
Repurchase agreements, at value (cost 11,701,949)	11,701,949
Segregated cash with broker	450,704
Receivables:
Fund shares sold	1,207,353

Total assets	17,359,985

Liabilities:
Unrealized depreciation on swap agreements	386,241
Payable for:
Fund shares redeemed	475,601
Management fees	16,400
Transfer agent and administrative fees	4,556
Investor service fees	4,556
Portfolio accounting fees	1,822
Swap settlement	19,168
Other	56,932

Total liabilities	965,276

Net Assets	$16,394,709

Net assets consist of:
Paid in capital	$52,118,936
Accumulated net investment loss	(184,641)
Accumulated net realized loss on investments	(35,133,722)
Net unrealized depreciation on investments	(405,864)

Net assets	$16,394,709
Capital shares outstanding	503,080
Net asset value per share	$32.59

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Interest	$8,071

Total investment income	8,071

Expenses:
Management fees	96,820
Transfer agent and administrative fees	26,894
Investor service fees	26,894
Portfolio accounting fees	10,758
Trustees’ fees*	774
Professional fees	11,209
Miscellaneous	19,363

Total expenses	192,712

Net investment loss	(184,641)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(725,731)
Futures contracts	(165,246)

Net realized loss	(890,977)

Net change in unrealized appreciation (depreciation) on:
Investments	(119)
Swap agreements	(380,777)
Futures contracts	(18,322)

Net change in unrealized appreciation (depreciation)	(399,218)

Net realized and unrealized loss	(1,290,195)

Net decrease in net assets resulting from operations	$(1,474,836)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE S&P 500 STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(184,641)	$(600,201)
Net realized loss on investments	(890,977)	(14,163,216)
Net change in unrealized appreciation (depreciation) on investments	(399,218)	332,339

Net decrease in net assets resulting from operations	(1,474,836)	(14,431,078)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	122,030,024	398,947,468
Cost of shares redeemed	(122,146,010)	(389,495,091)

Net increase (decrease) from capital share transactions	(115,986)	9,452,377

Net decrease in net assets	(1,590,822)	(4,978,701)
Net assets:
Beginning of period	17,985,531	22,964,232

End of period	$16,394,709	$17,985,531

Accumulated net investment loss at end of period	$(184,641)	$—

Capital share activity:
Shares sold	3,659,849	9,547,734
Shares redeemed	(3,668,294)	(9,578,574)

Net decrease in shares	(8,445)	(30,840)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 21

INVERSE S&P 500 STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007[e]	2006[e]

Per Share Data
Net asset value, beginning of period	$35.16	$42.34	$58.44	$42.21	$43.90	$51.50

Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)	(.63)	(.84)	(.07)	1.35	1.70
Net gain (loss) on investments (realized and unrealized)	(2.29)	(6.55)	(15.26)	16.17	(1.00)	(5.60)

Total from investment operations	(2.57)	(7.18)	(16.10)	16.10	.35	(3.90)

Less distributions from:
Net investment income	—	—	—	(.36)	(2.04)	(3.70)

Total distributions	—	—	—	(.36)	(2.04)	(3.70)

Other capital items	—	—	—	.49 [d]	—	—

Net asset value, end of period	$32.59	$35.16	$42.34	$58.44	$42.21	$43.90

Total Return[c]	(7.31%)	(16.96%)	(27.55%)	39.25%[d]	0.83%	(7.50%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,395	$17,986	$22,964	$23,877	$21,581	$19,025

Ratios to average net assets:
Net investment income (loss)	(1.72%)	(1.55%)	(1.57%)	(0.14%)	3.04%	3.29%
Total expenses	1.79%	1.70%	1.72%	1.67%	1.63%	1.63%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Excluding the Capital Contribution, the Fund’s total return would have been 38.09%.

[e]	Per share amounts for the period December 31, 2005 - April 22, 2007 have been restated to reflect a 1:10 reverse share split effective April 23, 2007.

22 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited) NASDAQ-100® FUND	June 30, 2011
OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The Fund’s current benchmark is the NASDAQ-100 Index® (the “underlying index”).
Inception Date: May 7, 1997
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Apple, Inc.	9.4%
Microsoft Corp.	6.7%
Oracle Corp.	5.1%
Google, Inc. — Class A	3.9%
Intel Corp.	3.6%
Qualcomm, Inc.	2.9%
Amazon.com, Inc.	2.8%
Cisco Systems, Inc.	2.6%
Amgen, Inc.	1.7%
Comcast Corp. — Class A	1.6%

Top Ten Total	40.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
NASDAQ-100® FUND

	Shares	Value

COMMON STOCKS† - 78.0%

INFORMATION TECHNOLOGY - 50.3%
Apple, Inc.*	13,650	$4,581,895
Microsoft Corp.	124,499	3,236,974
Oracle Corp.	74,710	2,458,706
Google, Inc. — Class A*	3,744	1,895,887
Intel Corp.	78,280	1,734,685
Qualcomm, Inc.	24,650	1,399,873
Cisco Systems, Inc.	81,200	1,267,532
eBay, Inc.*	19,160	618,293
Baidu, Inc. ADR*	4,000	560,520
Dell, Inc.*	27,860	464,426
Automatic Data Processing, Inc.	7,384	388,989
Cognizant Technology Solutions Corp. — Class A*	4,490	329,297
Yahoo!, Inc.*	19,240	289,370
NetApp, Inc.*	5,430	286,595
Applied Materials, Inc.	19,460	253,175
Broadcom Corp. — Class A	7,130	239,853
Adobe Systems, Inc.*	7,450	234,303
Intuit, Inc.*	4,466	231,607
Research In Motion Ltd.*	7,730	223,010
Citrix Systems, Inc.*	2,780	222,400
Altera Corp.	4,760	220,626
Symantec Corp.*	11,150	219,878
Activision Blizzard, Inc.	16,890	197,275
Check Point Software Technologies Ltd.*	3,060	173,961
CA, Inc.	7,470	170,615
Paychex, Inc.	5,340	164,045
SanDisk Corp.*	3,520	146,080
Xilinx, Inc.	3,915	142,780
BMC Software, Inc.*	2,610	142,767
NVIDIA Corp.*	8,860	141,184
Marvell Technology Group Ltd.*	9,026	133,269
Fiserv, Inc.*	2,120	132,776
F5 Networks, Inc.*	1,200	132,300
Autodesk, Inc.*	3,390	130,854
Electronic Arts, Inc.*	4,910	115,876
Maxim Integrated Products, Inc.	4,360	111,442
Linear Technology Corp.	3,360	110,947
Micron Technology, Inc.*	14,790	110,629
Microchip Technology, Inc.	2,808	106,451
Seagate Technology plc	6,350	102,616
KLA-Tencor Corp.	2,480	100,390
Infosys Ltd. ADR	1,490	97,193
Akamai Technologies, Inc.*	2,756	86,731
VeriSign, Inc.	2,490	83,315
Lam Research Corp.*	1,840	81,475
FLIR Systems, Inc.	2,356	79,421
Flextronics International Ltd.*	11,190	71,840

Total Information Technology		24,424,126

CONSUMER DISCRETIONARY - 12.9%
Amazon.com, Inc.*	6,667	1,363,335
Comcast Corp. — Class A	30,775	779,839
DIRECTV — Class A*	11,340	576,299
News Corp. — Class A	26,995	477,812
Starbucks Corp.	11,070	437,154
Priceline.com, Inc.*	726	371,661
Wynn Resorts Ltd.	1,836	263,539
Bed Bath & Beyond, Inc.*	3,676	214,568
Netflix, Inc.*	770	202,271
Staples, Inc.	10,530	166,374
Liberty Media Corporation — Interactive*	8,450	141,707
Mattel, Inc.	5,130	141,024
Virgin Media, Inc.	4,680	140,072
Ross Stores, Inc.	1,726	138,287
O’Reilly Automotive, Inc.*	2,036	133,378
Dollar Tree, Inc.*	1,801	119,983
Sears Holdings Corp.*	1,590	113,590
Expedia, Inc.	3,660	106,103
Garmin Ltd.	3,070	101,402
Ctrip.com International Ltd. ADR*	2,161	93,096
Apollo Group, Inc. — Class A*	2,080	90,854
Urban Outfitters, Inc.*	2,391	67,307

Total Consumer Discretionary		6,239,655

HEALTH CARE - 9.3%
Amgen, Inc.*	13,730	801,146
Teva Pharmaceutical Industries Ltd. ADR	10,380	500,524
Gilead Sciences, Inc.*	11,620	481,184
Express Scripts, Inc. — Class A*	7,815	421,854
Celgene Corp.*	6,830	411,986
Biogen Idec, Inc.*	3,570	381,704
Intuitive Surgical, Inc.*	580	215,824
Mylan, Inc.*	6,490	160,108
Vertex Pharmaceuticals, Inc.*	3,040	158,050
Cerner Corp.*	2,480	151,553
Life Technologies Corp.*	2,640	137,465
Illumina, Inc.*	1,815	136,397
Alexion Pharmaceuticals, Inc.*	2,710	127,451
Henry Schein, Inc.*	1,360	97,362
Warner Chilcott plc — Class A	3,745	90,367
Cephalon, Inc.*	1,126	89,967
DENTSPLY International, Inc.	2,080	79,206
QIAGEN N.V.*	3,440	65,429

Total Health Care		4,507,577

24 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
NASDAQ-100® FUND

	Shares	Value

INDUSTRIALS - 2.5%
PACCAR, Inc.	5,396	$275,682
CH Robinson Worldwide, Inc.	2,440	192,370
First Solar, Inc.*	1,270	167,983
Expeditors International of Washington, Inc.	3,140	160,736
Fastenal Co.	4,350	156,556
Joy Global, Inc.	1,550	147,622
Stericycle, Inc.*	1,266	112,826

Total Industrials		1,213,775

CONSUMER STAPLES - 1.8%
Costco Wholesale Corp.	6,451	524,079
Green Mountain Coffee Roasters, Inc.*	2,256	201,371
Whole Foods Market, Inc.	2,590	164,335

Total Consumer Staples		889,785

TELECOMMUNICATION SERVICES - 0.9%
Vodafone Group plc ADR	12,800	342,016
NII Holdings, Inc.*	2,510	106,374

Total Telecommunication Services		448,390

MATERIALS - 0.3%
Sigma-Aldrich Corp.	1,800	132,084

Total Common Stocks (Cost $20,601,270)		37,855,392

	FACE
	AMOUNT
REPURCHASE AGREEMENTS††,1 -20.4%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$3,224,559	3,224,559
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	1,818,783	1,818,783
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	1,818,783	1,818,783
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	1,521,164	1,521,164
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	1,497,773	1,497,773

Total Repurchase Agreements (Cost $9,881,062)		9,881,062

Total Investments - 98.4% (Cost $30,482,332)		$47,736,454

Cash & Other Assets,
Less Liabilities - 1.6%		768,779

Total Net Assets - 100.0%		$48,505,233

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $696,375)	15	$5,518

	UNITS
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2011 NASDAQ-100 Index Swap, Terminating 07/27/11[3]
(Notional Value $2,933,172)	1,262	$82,313
Morgan Stanley Capital Services, Inc.
July 2011 NASDAQ-100 Index
Swap, Terminating 07/26/11[3]
(Notional Value $1,700,474)	731	78,951
Credit Suisse Capital, LLC
July 2011 NASDAQ-100 Index
Swap, Terminating 07/29/11[3]
(Notional Value $5,402,770)	2,324	71,219

(Total Notional Value $10,036,416)		$232,483

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 25

NASDAQ-100® FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $20,601,270)	$37,855,392
Repurchase agreements, at value (cost 9,881,062)	9,881,062
Segregated cash with broker	251,622
Unrealized appreciation on swap agreements	232,483
Receivables:
Variation margin	1,540
Fund shares sold	740,500
Dividends	18,283

Total assets	48,980,882

Liabilities:
Payable for:
Fund shares redeemed	348,416
Management fees	30,850
Transfer agent and administrative fees	10,284
Investor service fees	10,284
Portfolio accounting fees	4,113
Other	71,702

Total liabilities	475,649

Net Assets	$48,505,233
Net Assets Consist Of:
Paid in capital	$46,316,433
Accumulated net investment loss	(306,369)
Accumulated net realized loss on investments	(14,996,954)
Net unrealized appreciation on investments	17,492,123

Net assets	$48,505,233
Capital shares outstanding	2,455,399
Net asset value per share	$19.75

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $31)	$148,112
Interest	6,266

Total investment income	154,378

EXPENSES:
Management fees	206,041
Transfer agent and administrative fees	68,680
Investor service fees	68,680
Portfolio accounting fees	27,472
Trustees’ fees*	2,322
Professional fees	32,416
Miscellaneous	55,136

Total expenses	460,747

Net investment loss	(306,369)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,227,405
Swap agreements	529,436
Futures contracts	(351,815)

Net realized gain	7,405,026

Net change in unrealized appreciation (depreciation) on:
Investments	(5,223,691)
Swap agreements	300,653
Futures contracts	(14,080)

Net change in unrealized appreciation (depreciation)	(4,937,118)

Net realized and unrealized gain	2,467,908

Net increase in net assets resulting from operations	$2,161,539

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NASDAQ-100® FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(306,369)	$(404,894)
Net realized gain on investments	7,405,026	11,139,559
Net change in unrealized appreciation (depreciation) on investments	(4,937,118)	(3,046,693)

Net increase in net assets resulting from operations	2,161,539	7,687,972

Distributions To Shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares	106,432,603	209,726,239
Cost of shares redeemed	(115,384,304)	(219,660,925)

Net decrease from capital share transactions	(8,951,701)	(9,934,686)

Net decrease in net assets	(6,790,162)	(2,246,714)
Net Assets:
Beginning of period	55,295,395	57,542,109

End of period	$48,505,233	$55,295,395

Accumulated net investment loss at end of period	$(306,369)	$—
CAPITAL SHARE ACTIVITY:
Shares sold	5,406,905	12,635,076
Shares redeemed	(5,875,471)	(13,316,411)

Net decrease in shares	(468,566)	(681,335)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 27

NASDAQ-100® FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$18.91	$15.96	$10.50	$18.12	$15.39	$14.55

Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.14)	(.12)	(.09)	.03	(.07)
Net gain (loss) on investments (realized and unrealized)	.95	3.09	5.58	(7.51)	2.71	.91

Total from investment operations	.84	2.95	5.46	(7.60)	2.74	.84

Less distributions from:
Net investment income	—	—	—	(.02)	(.01)	—

Total distributions	—	—	—	(.02)	(.01)	—

Net asset value, end of period	$19.75	$18.91	$15.96	$10.50	$18.12	$15.39

Total Return[c]	4.44%	18.48%	52.00%	(41.91%)	17.82%	5.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,505	$55,295	$57,542	$32,986	$82,492	$72,871

Ratios to average net assets:
Net investment loss	(1.11%)	(0.85%)	(0.94%)	(0.62%)	0.18%	(0.50%)
Total expenses	1.68%	1.59%	1.59%	1.55%	1.51%	1.49%

Portfolio turnover rate	35%	49%	59%	107%	110%	152%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

28 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
INVERSE NASDAQ-100® STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: May 21, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
INVERSE NASDAQ-100® STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTE†† - 12.1%
Federal Farm Credit Bank[1] 0.01% due 07/20/11	$1,000,000	$999,995

Total Federal Agency Discount Note (Cost $999,995)		999,995

REPURCHASE AGREEMENTS††,2 -86.6%
Credit Suisse Group
issued 06/30/11 at 0.00% due 07/01/11[3]	2,332,932	2,332,932
Deutsche Bank
issued 06/30/11 at 0.00% due 07/01/11	1,315,803	1,315,803
HSBC Group
issued 06/30/11 at 0.00% due 07/01/11	1,315,803	1,315,803
BNP Paribas Securities Corp.
issued 06/30/11 at 0.00% due 07/01/11	1,100,490	1,100,490
Mizuho Financial Group, Inc.
issued 06/30/11 at 0.00% due 07/01/11	1,083,568	1,083,568

Total Repurchase Agreements (Cost $7,148,596)		7,148,596

Total Investments — 98.7% (Cost $8,148,591)		$8,148,591

Cash & Other Assets,
Less Liabilities — 1.3%		106,994

Total Net Assets — 100.0%		$8,255,585

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
September 2011 NASDAQ-100
Index Mini Futures Contracts
(Aggregate Value of Contracts $1,021,350)	22	$(31,614)

	Units

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2011 NASDAQ-100 Index Swap, Terminating 07/29/11[4] (Notional Value $1,633,325)	702	$(21,530)
Goldman Sachs International July 2011 NASDAQ-100 Index Swap, Terminating 07/27/11[4] (Notional Value $3,784,979)	1,628	(80,021)
Morgan Stanley Capital Services, Inc. July 2011 NASDAQ-100 Index Swap, Terminating 07/26/11[4] (Notional Value $1,790,292)	770	(83,187)

(Total Notional Value $7,208,596)		$(184,738)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	Repurchase Agreements — See Note 5.

[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

30 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE NASDAQ-100® STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value
(cost $999,995)	$999,995
Repurchase agreements, at value (cost 7,148,596)	7,148,596
Segregated cash with broker	360,062
Receivables:
Fund shares sold	524,239

Total assets	9,032,892

Liabilities :
Unrealized depreciation on swap agreements	184,738
Payable for:
Fund shares redeemed	542,393
Management fees	6,453
Transfer agent and administrative fees	1,793
Investor service fees	1,793
Portfolio accounting fees	717
Swap settlement	9,454
Other	29,966

Total liabilities	777,307

Net Assets	$8,255,585

Net Assets Consist Of:
Paid in capital	$31,331,404
Accumulated net investment loss	(73,943)
Accumulated net realized loss on investments	(22,785,524)
Net unrealized depreciation on investments	(216,352)

Net assets	$8,255,585
Capital shares outstanding	748,671
Net asset value per share	$11.03

STATEMENT OF OPERATION (Unaudited)

Period Ended June 30, 2011

Investment Income:
Interest	$2,929

Total investment income	2,929

Expenses:
Management fees	37,892
Transfer agent and administrative fees	10,526
Investor service fees	10,526
Portfolio accounting fees	4,210
Trustees’ fees*	341
Professional fees	4,637
Miscellaneous	8,740

Total expenses	76,872

Net investment loss	(73,943)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(216,062)
Futures contracts	(163,155)

Net realized loss	(379,217)

Net change in unrealized appreciation (depreciation) on:
Swap agreements	(220,808)
Futures contracts	(32,681)

Net change in unrealized appreciation (depreciation)	(253,489)

Net realized and unrealized loss	(632,706)

Net decrease in net assets resulting from operations	$(706,649)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 31

INVERSE NASDAQ-100® STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(73,943)	$(234,162)
Net realized loss on investments	(379,217)	(4,135,013)
Net change in unrealized appreciation (depreciation) on investments	(253,489)	507,808

Net decrease in net assets resulting from operations	(706,649)	(3,861,367)

Distributions to shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares	81,767,506	203,935,349
Cost of shares redeemed	(80,452,480)	(206,735,433)

Net increase (decrease) from capital share transactions	1,315,026	(2,800,084)

Net increase (decrease) in net assets	608,377	(6,661,451)
Net Assets:
Beginning of period	7,647,208	14,308,659

End of period	$8,255,585	$7,647,208

Accumulated net investment loss at end of period	$(73,943)	$—

Capital Share Activity:
Shares sold	7,258,979	14,531,086
Shares redeemed	(7,157,865)	(14,837,287)

Net increase (decrease) in shares	101,114	(306,201)

32 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE NASDAQ-100® STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$11.81	$15.00	$25.05	$16.99	$19.79	$21.51

Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.22)	(.31)	.02	.64	.74
Net gain (loss) on investments (realized and unrealized)	(.68)	(2.97)	(9.72)	8.13	(2.87)	(1.07)

Total from investment operations	(.78)	(3.19)	(10.03)	8.15	(2.23)	(.33)

Less distributions from:
Net investment income	—	—	(.02)	(.09)	(.57)	(1.39)

Total distributions	—	—	(.02)	(.09)	(.57)	(1.39)

Net asset value, end of period	$11.03	$11.81	$15.00	$25.05	$16.99	$19.79

Total Return[c]	(6.60%)	(21.27%)	(40.05%)	47.96%	(11.28%)	(1.40%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,256	$7,647	$14,309	$12,127	$13,640	$23,929

Ratios to average net assets:
Net investment income (loss)	(1.76%)	(1.59%)	(1.61%)	0.08%	3.40%	3.35%
Total expenses	1.82%	1.74%	1.75%	1.70%	1.68%	1.64%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 33

FUND PROFILE (Unaudited)	June 30, 2011
S&P 500 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: October 1, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Exxon Mobil Corp.	1.7%
Apple, Inc.	1.3%
International Business Machines Corp.	0.9%
Chevron Corp.	0.9%
General Electric Co.	0.8%
Microsoft Corp.	0.8%
AT&T, Inc.	0.8%
Johnson & Johnson	0.8%
Procter & Gamble Co.	0.7%
Pfizer, Inc.	0.7%

Top Ten Total	9.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
34 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
S&P 500 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† — 50.2%
INFORMATION TECHNOLOGY - 8.9%
Apple, Inc.*	700	$234,969
International Business Machines Corp.	920	157,826
Microsoft Corp.	5,650	146,900
Oracle Corp.	2,970	97,743
Google, Inc. — Class A*	190	96,212
Intel Corp.	4,040	89,526
Qualcomm, Inc.	1,270	72,123
Cisco Systems, Inc.	4,190	65,406
Hewlett-Packard Co.	1,580	57,512
EMC Corp.*	1,570	43,254
Visa, Inc. — Class A	360	30,334
Texas Instruments, Inc.	880	28,890
eBay, Inc.*	870	28,075
Corning, Inc.	1,190	21,599
Mastercard, Inc. — Class A	70	21,094
Dell, Inc.*	1,250	20,838
Automatic Data Processing, Inc.	380	20,018
Cognizant Technology Solutions Corp. — Class A*	230	16,868
Yahoo!, Inc.*	990	14,890
NetApp, Inc.*	280	14,778
Salesforce.com, Inc.*	90	13,408
Applied Materials, Inc.	1,000	13,010
Juniper Networks, Inc.*	410	12,915
Broadcom Corp. — Class A	358	12,043
Motorola Solutions, Inc.*	260	11,970
Adobe Systems, Inc.*	380	11,951
Altera Corp.	250	11,587
Symantec Corp.*	580	11,438
Citrix Systems, Inc.*	140	11,200
Xerox Corp.	1,070	11,139
Intuit, Inc.*	210	10,891
Western Union Co.	480	9,614
Analog Devices, Inc.	230	9,002
Teradata Corp.*	130	7,826
Paychex, Inc.	250	7,680
SanDisk Corp.*	180	7,470
NVIDIA Corp.*	460	7,330
Xilinx, Inc.	200	7,294
Amphenol Corp. — Class A	130	7,019
Autodesk, Inc.*	180	6,948
BMC Software, Inc.*	127	6,947
Fiserv, Inc.*	110	6,889
Red Hat, Inc.*	150	6,885
CA, Inc.	290	6,624
F5 Networks, Inc.*	60	6,615
Western Digital Corp.*	180	6,548
Fidelity National Information Services, Inc.	200	6,158
Electronic Arts, Inc.*	250	5,900
Linear Technology Corp.	170	5,613
Microchip Technology, Inc.	140	5,307
KLA-Tencor Corp.	130	5,262
Micron Technology, Inc.*	660	4,937
Motorola Mobility Holdings, Inc.*	220	4,849
Computer Sciences Corp.	120	4,555
Harris Corp.	100	4,506
National Semiconductor Corp.	180	4,430
Akamai Technologies, Inc.*	140	4,406
VeriSign, Inc.	130	4,350
FLIR Systems, Inc.	120	4,045
SAIC, Inc.*	210	3,532
LSI Corp.*	460	3,275
Advanced Micro Devices, Inc.*	440	3,076
Jabil Circuit, Inc.	150	3,030
Molex, Inc.	110	2,835
JDS Uniphase Corp.*	170	2,832
Novellus Systems, Inc.*	70	2,530
Total System Services, Inc.	120	2,230
Teradyne, Inc.*	140	2,072
Lexmark International, Inc. — Class A*	60	1,756
Compuware Corp.*	170	1,659
MEMC Electronic Materials, Inc.*	180	1,535
Monster Worldwide, Inc.*	100	1,466
Tellabs, Inc.	280	1,291
Gartner, Inc.*	10	403
Avago Technologies Ltd.	10	380
Genpact, Ltd.*	20	345

Total Information Technology		1,619,663

FINANCIALS — 7.6%
JPMorgan Chase & Co.	3,020	123,639
Wells Fargo & Co.	4,030	113,082
Berkshire Hathaway, Inc. — Class B*	1,320	102,155
Citigroup, Inc.	2,220	92,441
Bank of America Corp.	7,710	84,502
Goldman Sachs Group, Inc.	390	51,905
American Express Co.	800	41,360
U.S. Bancorp	1,470	37,500
MetLife, Inc.	810	35,535
Morgan Stanley	1,180	27,152
Simon Property Group, Inc.	220	25,571
Bank of New York Mellon Corp.	950	24,339
PNC Financial Services Group, Inc.	400	23,844
Prudential Financial, Inc.	370	23,528
Travelers Companies, Inc.	320	18,682
Capital One Financial Corp.	350	18,084
State Street Corp.	380	17,134
ACE Ltd.	260	17,113
Aflac, Inc.	360	16,805
CME Group, Inc. — Class A	50	14,579

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
S&P 500 2x STRATEGY FUND

	Shares	Value

Franklin Resources, Inc.	110	$14,442
BB&T Corp.	530	14,225
Chubb Corp.	220	13,774
BlackRock, Inc. — Class A	70	13,427
Equity Residential	220	13,200
Marsh & McLennan Companies, Inc.	420	13,100
AON Corp.	250	12,825
ProLogis, Inc.	350	12,544
Public Storage	110	12,541
Charles Schwab Corp.	757	12,453
Allstate Corp.	400	12,212
T. Rowe Price Group, Inc.	200	12,068
Boston Properties, Inc.	110	11,677
HCP, Inc.	310	11,374
Discover Financial Services	420	11,235
Vornado Realty Trust	120	11,182
Progressive Corp.	500	10,690
SunTrust Banks, Inc.	410	10,578
Ameriprise Financial, Inc.	180	10,382
Loews Corp.	240	10,101
American International Group, Inc.*	330	9,676
AvalonBay Communities, Inc.	70	8,988
Hartford Financial Services Group, Inc.	340	8,966
Weyerhaeuser Co.	410	8,963
Fifth Third Bancorp	700	8,925
Host Hotels & Resorts, Inc.	520	8,814
M&T Bank Corp.	100	8,795
Northern Trust Corp.	180	8,273
Invesco Ltd.	350	8,190
IntercontinentalExchange, Inc.*	60	7,482
Principal Financial Group, Inc.	240	7,301
NYSE Euronext	200	6,854
Lincoln National Corp.	240	6,838
Health Care REIT, Inc.	130	6,816
SLM Corp.	400	6,724
Ventas, Inc.	117	6,167
KeyCorp	720	5,998
Regions Financial Corp.	960	5,952
Unum Group	228	5,809
Kimco Realty Corp.	310	5,778
Moody’s Corp.	150	5,752
CB Richard Ellis Group, Inc. — Class A*	220	5,524
XL Group plc — Class A	240	5,275
Leucadia National Corp.	150	5,115
Plum Creek Timber Company, Inc.	120	4,865
Comerica, Inc.	130	4,494
Huntington Bancshares, Inc.	660	4,330
People’s United Financial, Inc.	290	3,897
Torchmark Corp.	60	3,848
Genworth Financial, Inc. — Class A*	370	3,804
Legg Mason, Inc.	110	3,604
Cincinnati Financial Corp.	120	3,501
Zions Bancorporation	140	3,361
Hudson City Bancorp, Inc.	400	3,276
Marshall & Ilsley Corp.	397	3,164
NASDAQ OMX Group, Inc.*	110	2,783
E*Trade Financial Corp.*	190	2,622
Assurant, Inc.	70	2,539
Apartment Investment & Management Co. — Class A	90	2,298
First Horizon National Corp.	200	1,908
Federated Investors, Inc. — Class B	70	1,669
Janus Capital Group, Inc.	140	1,322
Piedmont Office Realty Trust, Inc. — Class A	20	408
Lazard Ltd. — Class A	10	371
LPL Investment Holdings, Inc.*	10	342
Green Dot Corp. — Class A*	10	340
General Growth Properties, Inc.	20	334
First Republic Bank*	10	323
Validus Holdings, Ltd.	10	309
BankUnited, Inc.	10	265
CBOE Holdings, Inc.	10	246
Symetra Financial Corp.	10	134

Total Financials		1,386,312

ENERGY - 6.4%
Exxon Mobil Corp.	3,750	305,175
Chevron Corp.	1,530	157,345
Schlumberger Ltd.	1,030	88,992
ConocoPhillips	1,080	81,205
Occidental Petroleum Corp.	620	64,505
Apache Corp.	290	35,783
Halliburton Co.	700	35,700
Anadarko Petroleum Corp.	380	29,169
Marathon Oil Corp.	540	28,447
Devon Energy Corp.	320	25,219
National Oilwell Varco, Inc.	320	25,027
Baker Hughes, Inc.	330	23,945
EOG Resources, Inc.	200	20,910
Hess Corp.	230	17,195
Chesapeake Energy Corp.	500	14,845
Williams Companies, Inc.	450	13,612
Spectra Energy Corp.	487	13,349
Peabody Energy Corp.	210	12,371
El Paso Corp.	590	11,918
Noble Energy, Inc.	126	11,293
Southwestern Energy Co.*	257	11,020
Valero Energy Corp.	430	10,995
Murphy Oil Corp.	150	9,849
Cameron International Corp.*	190	9,555
Consol Energy, Inc.	170	8,242

36 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
S&P 500 2x STRATEGY FUND

	Shares	Value

FMC Technologies, Inc.*	180	$8,062
Pioneer Natural Resources Co.	90	8,061
Alpha Natural Resources, Inc.*	170	7,725
Noble Corp.	190	7,488
Newfield Exploration Co.*	100	6,802
Range Resources Corp.	120	6,660
Denbury Resources, Inc.*	300	6,000
EQT Corp.	110	5,777
QEP Resources, Inc.	130	5,438
Nabors Industries Ltd.*	220	5,421
Cabot Oil & Gas Corp.	80	5,305
Helmerich & Payne, Inc.	80	5,290
Rowan Companies, Inc.*	100	3,881
Sunoco, Inc.	90	3,754
Diamond Offshore Drilling, Inc.	50	3,521
Tesoro Corp.*	110	2,520
Kosmos Energy Ltd.*	20	340
Kinder Morgan, Inc.	10	287

Total Energy		1,157,998

HEALTH CARE - 5.9%
Johnson & Johnson	2,090	139,027
Pfizer, Inc.	6,010	123,806
Merck & Company, Inc.	2,350	82,932
Abbott Laboratories	1,180	62,092
UnitedHealth Group, Inc.	820	42,296
Amgen, Inc.*	710	41,428
Bristol-Myers Squibb Co.	1,300	37,648
Medtronic, Inc.	807	31,094
Eli Lilly & Co.	780	29,273
Baxter International, Inc.	430	25,667
Gilead Sciences, Inc.*	600	24,846
WellPoint, Inc.	280	22,056
Express Scripts, Inc. — Class A*	398	21,484
Celgene Corp.*	350	21,112
Covidien plc	380	20,227
Biogen Idec, Inc.*	180	19,246
Allergan, Inc.	230	19,147
Thermo Fisher Scientific, Inc.*	290	18,673
Medco Health Solutions, Inc.*	300	16,956
McKesson Corp.	190	15,894
Stryker Corp.	250	14,672
Becton Dickinson and Co.	170	14,649
Agilent Technologies, Inc.*	258	13,186
Aetna, Inc.	290	12,786
Cardinal Health, Inc.	270	12,263
St. Jude Medical, Inc.	250	11,920
Intuitive Surgical, Inc.*	30	11,163
CIGNA Corp.	210	10,800
Humana, Inc.	130	10,470
Zimmer Holdings, Inc.*	150	9,480
AmerisourceBergen Corp. — Class A	210	8,694
Forest Laboratories, Inc.*	220	8,655
Mylan, Inc.*	330	8,141
Boston Scientific Corp.*	1,160	8,016
Edwards Lifesciences Corp.*	90	7,846
Laboratory Corporation of America Holdings*	80	7,743
CR Bard, Inc.	70	7,690
Quest Diagnostics, Inc.	127	7,506
Hospira, Inc.*	130	7,366
Cerner Corp.*	120	7,333
Life Technologies Corp.*	140	7,290
Watson Pharmaceuticals, Inc.*	100	6,873
Waters Corp.*	70	6,702
Varian Medical Systems, Inc.*	90	6,302
DaVita, Inc.*	70	6,063
CareFusion Corp.*	186	5,054
Cephalon, Inc.*	60	4,794
DENTSPLY International, Inc.	110	4,189
Coventry Health Care, Inc.*	110	4,012
PerkinElmer, Inc.	90	2,422
Tenet Healthcare Corp.*	370	2,309
Patterson Companies, Inc.	70	2,302
Allscripts Healthcare Solutions, Inc.*	20	388
QIAGEN N.V.*	20	380
HCA Holdings, Inc.*	10	330
Warner Chilcott plc — Class A	10	241

Total Health Care		1,074,934

INDUSTRIALS - 5.6%
General Electric Co.	8,070	152,200
United Technologies Corp.	700	61,957
United Parcel Service, Inc. — Class B	750	54,697
Caterpillar, Inc.	490	52,165
3M Co.	540	51,219
Boeing Co.	560	41,401
Union Pacific Corp.	370	38,628
Honeywell International, Inc.	600	35,754
Emerson Electric Co.	570	32,063
Deere & Co.	320	26,384
FedEx Corp.	240	22,764
CSX Corp.	840	22,025
Danaher Corp.	408	21,620
Illinois Tool Works, Inc.	380	21,466
General Dynamics Corp.	280	20,866
Norfolk Southern Corp.	270	20,231
Precision Castparts Corp.	110	18,111
Lockheed Martin Corp.	220	17,813
Tyco International, Ltd.	360	17,795
Cummins, Inc.	150	15,524
Northrop Grumman Corp.	220	15,257
PACCAR, Inc.	280	14,305
Raytheon Co.	270	13,459

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
S&P 500 2x STRATEGY FUND

	Shares	Value

Waste Management, Inc.	360	$13,417
Eaton Corp.	260	13,377
Ingersoll-Rand plc	250	11,353
Parker Hannifin Corp.	120	10,769
Goodrich Corp.	100	9,550
Rockwell Automation, Inc.	110	9,544
Dover Corp.	140	9,492
CH Robinson Worldwide, Inc.	120	9,461
Fluor Corp.	130	8,406
ITT Corp.	140	8,250
Expeditors International of Washington, Inc.	160	8,190
Fastenal Co.	220	7,918
Joy Global, Inc.	80	7,619
Rockwell Collins, Inc.	120	7,403
Republic Services, Inc. — Class A	230	7,096
L-3 Communications Holdings, Inc.	80	6,996
Southwest Airlines Co.	600	6,852
Stericycle, Inc.*	70	6,238
WW Grainger, Inc.	40	6,146
Roper Industries, Inc.	70	5,831
First Solar, Inc.*	40	5,291
Iron Mountain, Inc.	150	5,114
Pall Corp.	90	5,061
Textron, Inc.	210	4,958
Flowserve Corp.	40	4,396
Jacobs Engineering Group, Inc.*	100	4,325
Pitney Bowes, Inc.	160	3,678
Cintas Corp.	100	3,303
Masco Corp.	270	3,248
Quanta Services, Inc.*	160	3,232
Equifax, Inc.	90	3,125
Avery Dennison Corp.	80	3,090
Dun & Bradstreet Corp.	40	3,022
Robert Half International, Inc.	110	2,973
RR Donnelley & Sons Co.	140	2,745
Snap-On, Inc.	40	2,499
Ryder System, Inc.	40	2,274
Towers Watson & Co. — Class A	10	657
Verisk Analytics, Inc. — Class A*	10	346
Aecom Technology Corp.*	10	273
Air Lease Corp. — Class A*	10	243

Total Industrials		1,025,465

CONSUMER DISCRETIONARY - 5.4%
McDonald’s Corp.	790	66,613
Walt Disney Co.	1,440	56,218
Amazon.com, Inc.*	270	55,212
Comcast Corp. — Class A	2,110	53,467
Home Depot, Inc.	1,210	43,826
Ford Motor Co.*	2,890	39,853
News Corp. — Class A	1,740	30,798
Time Warner, Inc.	820	29,823
DIRECTV — Class A*	580	29,476
NIKE, Inc. — Class B	290	26,094
Target Corp.	520	24,393
Lowe’s Companies, Inc.	990	23,077
Viacom, Inc. — Class B	450	22,950
Starbucks Corp.	570	22,509
Johnson Controls, Inc.	520	21,663
Priceline.com, Inc.*	40	20,477
Time Warner Cable, Inc. — Class A	260	20,290
Yum! Brands, Inc.	350	19,334
TJX Companies, Inc.	290	15,234
CBS Corp. — Class B	510	14,530
Coach, Inc.	220	14,065
Carnival Corp.	330	12,418
Bed Bath & Beyond, Inc.*	190	11,090
Kohl’s Corp.	210	10,502
Omnicom Group, Inc.	207	9,969
McGraw-Hill Companies, Inc.	230	9,639
Stanley Black & Decker, Inc.	130	9,367
Macy’s, Inc.	320	9,357
Wynn Resorts Ltd.	60	8,612
Discovery Communications, Inc. — Class A*	210	8,602
Staples, Inc.	538	8,500
Starwood Hotels & Resorts Worldwide, Inc.	150	8,406
Netflix, Inc.*	30	7,881
Best Buy Company, Inc.	250	7,852
Tiffany & Co.	100	7,852
Marriott International, Inc. — Class A	220	7,808
Fortune Brands, Inc.	120	7,652
VF Corp.	70	7,599
Harley-Davidson, Inc.	180	7,375
Limited Brands, Inc.	190	7,306
Ross Stores, Inc.	90	7,211
Mattel, Inc.	260	7,147
Polo Ralph Lauren Corp. — Class A	50	6,631
O’Reilly Automotive, Inc.*	100	6,551
Genuine Parts Co.	120	6,528
Cablevision Systems Corp. — Class A	180	6,518
Chipotle Mexican Grill, Inc. — Class A*	20	6,164
Nordstrom, Inc.	130	6,102
AutoZone, Inc.*	20	5,897
CarMax, Inc.*	170	5,622
JC Penney Company, Inc.	160	5,526
The Gap, Inc.	300	5,430

38 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
S&P 500 2x STRATEGY FUND

	Shares	Value

Darden Restaurants, Inc.	100	$4,976
Whirlpool Corp.	60	4,879
Family Dollar Stores, Inc.	90	4,730
Abercrombie & Fitch Co. — Class A	70	4,684
Interpublic Group of Companies, Inc.	370	4,625
Hasbro, Inc.	100	4,393
Wyndham Worldwide Corp.	130	4,375
Expedia, Inc.	150	4,349
International Game Technology	230	4,043
Apollo Group, Inc. — Class A*	90	3,931
H&R Block, Inc.	230	3,689
Newell Rubbermaid, Inc.	220	3,472
Scripps Networks Interactive, Inc. — Class A	70	3,422
Goodyear Tire & Rubber Co.*	190	3,186
DeVry, Inc.	50	2,957
GameStop Corp. — Class A*	110	2,934
Leggett & Platt, Inc.	110	2,682
Gannett Company, Inc.	180	2,578
Urban Outfitters, Inc.*	90	2,533
DR Horton, Inc.	210	2,419
Harman International Industries, Inc.	50	2,278
Lennar Corp. — Class A	120	2,178
Sears Holdings Corp.*	30	2,143
Pulte Group, Inc.*	260	1,992
Big Lots, Inc.*	60	1,989
AutoNation, Inc.*	50	1,831
Visteon Corp.*	10	684
TRW Automotive Holdings Corp.*	10	590
Charter Communications, Inc. — Class A*	10	543
Dollar General Corp.*	10	339
General Motors Co.*	10	304

Total Consumer Discretionary		982,744

CONSUMER STAPLES - 5.3%
Procter & Gamble Co.	2,120	134,768
Coca-Cola Co.	1,740	117,085
Philip Morris International, Inc.	1,350	90,139
PepsiCo, Inc.	1,200	84,516
Wal-Mart Stores, Inc.	1,450	77,053
Kraft Foods, Inc. — Class A	1,337	47,102
Altria Group, Inc.	1,587	41,913
CVS Caremark Corp.	1,030	38,707
Colgate-Palmolive Co.	370	32,342
Walgreen Co.	700	29,722
Costco Wholesale Corp.	330	26,809
Kimberly-Clark Corp.	300	19,968
General Mills, Inc.	490	18,238
Archer-Daniels-Midland Co.	520	15,678
Sysco Corp.	440	13,719
HJ Heinz Co.	240	12,787
Lorillard, Inc.	110	11,976
Kroger Co.	460	11,408
Mead Johnson Nutrition Co. — Class A	160	10,808
Kellogg Co.	190	10,511
Reynolds American, Inc.	260	9,633
Estee Lauder Companies, Inc. — Class A	90	9,467
Avon Products, Inc.	330	9,240
Sara Lee Corp.	450	8,545
ConAgra Foods, Inc.	310	8,001
Coca-Cola Enterprises, Inc.	250	7,295
Dr Pepper Snapple Group, Inc.	170	7,128
Whole Foods Market, Inc.	110	6,979
JM Smucker Co.	90	6,880
Hershey Co.	120	6,822
Clorox Co.	100	6,744
Safeway, Inc.	270	6,310
Brown-Forman Corp. — Class B	80	5,975
Molson Coors Brewing Co. — Class B	120	5,369
McCormick & Company, Inc.	100	4,957
Campbell Soup Co.	140	4,837
Tyson Foods, Inc. — Class A	230	4,467
Hormel Foods Corp.	110	3,279
Constellation Brands, Inc. — Class A*	140	2,915
Dean Foods Co.*	140	1,718
SUPERVALU, Inc.	160	1,506

Total Consumer Staples		973,316

MATERIALS - 1.8%
E. I. du Pont de Nemours & Co.	710	38,376
Freeport-McMoRan Copper & Gold, Inc.	720	38,088
Dow Chemical Co.	890	32,040
Monsanto Co.	410	29,741
Praxair, Inc.	230	24,930
Newmont Mining Corp.	380	20,509
Air Products & Chemicals, Inc.	160	15,293
Alcoa, Inc.	810	12,847
PPG Industries, Inc.	120	10,895
Cliffs Natural Resources, Inc.	110	10,169
Ecolab, Inc.	180	10,148
Nucor Corp.	240	9,893
International Paper Co.	330	9,841
CF Industries Holdings, Inc.	50	7,083
Sigma-Aldrich Corp.	90	6,604
Sherwin-Williams Co.	70	5,871
Eastman Chemical Co.	50	5,104
Allegheny Technologies, Inc.	80	5,078
United States Steel Corp.	110	5,064

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
S&P 500 2x STRATEGY FUND

	Shares	Value

Ball Corp.	130	$5,000
MeadWestvaco Corp.	130	4,330
FMC Corp.	50	4,301
International Flavors & Fragrances, Inc.	60	3,854
Vulcan Materials Co.	100	3,853
Airgas, Inc.	50	3,502
Owens-Illinois, Inc.*	120	3,097
Sealed Air Corp.	120	2,855
Bemis Company, Inc.	80	2,702
Titanium Metals Corp.	70	1,282
AK Steel Holding Corp.	80	1,261
LyondellBasell Industries N.V. — Class A	10	385
Kronos Worldwide, Inc.	10	315

Total Materials		334,311

UTILITIES — 1.7%
Southern Co.	650	26,247
Exelon Corp.	500	21,420
Dominion Resources, Inc.	440	21,239
Duke Energy Corp.	1,010	19,018
NextEra Energy, Inc.	320	18,387
FirstEnergy Corp.	320	14,128
American Electric Power Company, Inc.	370	13,942
Public Service Enterprise Group, Inc.	390	12,730
PG&E Corp.	300	12,609
PPL Corp.	440	12,245
Consolidated Edison, Inc.	220	11,713
Progress Energy, Inc.	220	10,562
Edison International	250	9,688
Entergy Corp.	140	9,559
Sempra Energy	180	9,518
Xcel Energy, Inc.	370	8,991
DTE Energy Co.	130	6,503
AES Corp.*	500	6,370
CenterPoint Energy, Inc.	320	6,192
Oneok, Inc.	80	5,921
Constellation Energy Group, Inc.	150	5,694
Wisconsin Energy Corp.	180	5,643
Ameren Corp.	180	5,191
Northeast Utilities	130	4,572
NRG Energy, Inc.*	180	4,425
NiSource, Inc.	210	4,253
CMS Energy Corp.	190	3,741
Pinnacle West Capital Corp.	80	3,566
SCANA Corp.	90	3,543
Pepco Holdings, Inc.	170	3,337
Integrys Energy Group, Inc.	60	3,110
TECO Energy, Inc.	160	3,022
Nicor, Inc.	30	1,642

Total Utilities		308,721

TELECOMMUNICATION SERVICES — 1.6%
AT&T, Inc.	4,510	141,659
Verizon Communications, Inc.	2,150	80,045
CenturyLink, Inc.	460	18,598
American Tower Corp. — Class A*	300	15,690
Sprint Nextel Corp.*	2,280	12,289
Frontier Communications Corp.	760	6,133
Windstream Corp.	390	5,054
MetroPCS Communications, Inc.*	200	3,442

Total Telecommunication Services		282,910

Total Common Stocks (Cost $5,078,219)		9,146,374

WARRANTS†† — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	4	3

Total Warrants (Cost $—)		3

	FACE
	AMOUNT
REPURCHASE AGREEMENTS††,1 — 31.1%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$2,431,622	2,431,622
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	887,707	887,707
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	887,707	887,707
BNP Paribas Securities Corp.
issued 06/30/11 at 0.00% due 07/01/11	742,446	742,446
Mizuho Financial Group, Inc.
issued 06/30/11 at 0.00% due 07/01/11	731,030	731,030

Total Repurchase Agreements
(Cost $5,680,512)		5,680,512

Total Investments — 81.3%
(Cost $10,758,731)		$14,826,889

Cash & Other Assets, Less Liabilities — 18.7%		3,401,967

Total Net Assets — 100.0%		$18,228,856

40 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
S&P 500 2x STRATEGY FUND

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $6,050,150)	92	$208,393

	Units

EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc.
July 2011 S&P 500 Index Swap, Terminating 07/26/11[3] (Notional Value $7,862,981)	5,954	$313,259
Credit Suisse Capital, LLC
July 2011 S&P 500 Index Swap, Terminating 07/29/11[3] (Notional Value$9,017,586)	6,828	90,419
Goldman Sachs International
July 2011 S&P 500 Index Swap, Terminating 07/27/11[3] (Notional Value$4,204,037)	3,183	27,805

(Total Notional Value $21,084,604)		$431,483

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc — Public Limited Company Trust

REIT — Real Estate Investment Trust

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 41

S&P 500 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $5,078,219)	$9,146,377
Repurchase agreements, at value (cost 5,680,512)	5,680,512
Segregated cash with broker	1,312,027
Unrealized appreciation on swap agreements	431,483
Receivables:
Variation margin	50,370
Securities sold	1,065
Fund shares sold	1,644,644
Dividends	11,818

Total assets	18,278,296

Liabilities:
Payable for:
Fund shares redeemed	3,950
Securities purchased	269
Management fees	11,123
Transfer agent and administrative fees	3,090
Investor service fees	3,090
Portfolio accounting fees	1,236
Other	26,682

Total liabilities	49,440

Net Assets	$18,228,856

Net Assets Consist Of:
Paid in capital	$37,058,672
Accumulated net investment loss	(83,954)
Accumulated net realized loss on investments	(23,453,896)
Net unrealized appreciation on investments	4,708,034

Net assets	$18,228,856
Capital shares outstanding	147,083
Net asset value per share	$123.94

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends	$95,212
Interest	3,266

Total investment income	98,478

Expenses:
Management fees	91,480
Transfer agent and administrative fees	25,411
Investor service fees	25,411
Portfolio accounting fees	10,164
Trustees’ fees*	941
Professional fees	10,868
Miscellaneous	18,157

Total expenses	182,432

Net investment loss	(83,954)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	87,291
Swap agreements	255,823
Futures contracts	467,035

Net realized gain	810,149

Net change in unrealized appreciation (depreciation) on:
Investments	363,261
Swap agreements	426,755
Futures contracts	139,992

Net change in unrealized appreciation (depreciation)	930,008

Net realized and unrealized gain	1,740,157

Net increase in net assets resulting from operations	$1,656,203

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(83,954)	$(106,532)
Net realized gain on investments	810,149	4,122,020
Net change in unrealized appreciation (depreciation) on investments	930,008	(240,293)

Net increase in net assets resulting from operations	1,656,203	3,775,195

Distributions To Shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares	207,726,828	363,397,174
Cost of shares redeemed	(212,177,989)	(375,020,497)

Net decrease from capital share transactions	(4,451,161)	(11,623,323)

Net decrease in net assets	(2,794,958)	(7,848,128)
Net Assets:
Beginning of period	21,023,814	28,871,942

End of period	$18,228,856	$21,023,814

Accumulated net investment loss at end of period	$(83,954)	$—

Capital Share Activity:
Shares sold	1,703,845	3,884,836
Shares redeemed	(1,743,650)	(4,020,003)

Net decrease in shares	(39,805)	(135,167)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 43

S&P 500 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009[d]	2008[d]	2007[d]	2006[d]

Per Share Data
Net asset value, beginning of period	$112.49	$89.65	$61.59	$192.40	$217.10	$183.70

Income (loss) from investment operations:
Net investment income (loss)[b]	(.50)	(.55)	(.19)	.70	2.60	2.30
Net gain (loss) on investments (realized and unrealized)	11.95	23.39	28.76	(131.50)	(.80)	41.20

Total from investment operations	11.45	22.84	28.57	(130.80)	1.80	43.50

Less distributions from:
Net investment income	—	—	(.51)	—	(2.30)	(2.00)
Net realized gains	—	—	—	—	(24.20)	(8.10)

Total distributions	—	—	(.51)	—	(26.50)	(10.10)

Net asset value, end of period	$123.94	$112.49	$89.65	$61.59	$192.40	$217.10

Total Return[c]	10.19%	25.47%	46.40%	(67.98%)	0.61%	23.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,229	$21,024	$28,872	$26,513	$36,429	$37,663

Ratios to average net assets:
Net investment income (loss)	(0.83%)	(0.59%)	(0.30%)	0.56%	1.12%	1.13%
Total expenses	1.79%	1.71%	1.71%	1.67%	1.62%	1.64%

Portfolio turnover rate	65%	68%	204%	305%	104%	168%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Per share amounts for the period December 31, 2005 — April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

44 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
NASDAQ-100® 2x STRATEGY FUND
OBJECTIVE: Seeks seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: October 1, 2001
Holdings diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Apple, Inc.	7.3%
Microsoft Corp.	5.1%
Oracle Corp.	3.9%
Google, Inc. — Class A	3.0%
Intel Corp.	2.8%
Qualcomm, Inc.	2.2%
Amazon.com, Inc.	2.2%
Cisco Systems, Inc.	2.0%
Amgen, Inc.	1.3%
Comcast Corp. — Class A	1.2%

Top Ten Total	31.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS†- 60.1%

INFORMATION TECHNOLOGY - 38.8%
Apple, Inc.*	5,330	$1,789,121
Microsoft Corp.	48,634	1,264,484
Oracle Corp.	29,191	960,676
Google, Inc. — Class A*	1,456	737,289
Intel Corp.	30,580	677,653
Qualcomm, Inc.	9,630	546,888
Cisco Systems, Inc.	31,720	495,149
eBay, Inc.*	7,490	241,702
Baidu, Inc. ADR*	1,560	218,603
Dell, Inc.*	10,880	181,370
Automatic Data Processing, Inc.	2,884	151,929
Cognizant Technology Solutions Corp. — Class A*	1,750	128,345
Yahoo!, Inc.*	7,510	112,950
NetApp, Inc.*	2,120	111,894
Applied Materials, Inc.	7,600	98,876
Broadcom Corp. — Class A	2,780	93,519
Adobe Systems, Inc.*	2,910	91,519
Intuit, Inc.*	1,746	90,548
Research In Motion Ltd.*	3,020	87,127
Citrix Systems, Inc.*	1,080	86,400
Altera Corp.	1,860	86,211
Symantec Corp.*	4,360	85,979
Activision Blizzard, Inc.	6,600	77,088
Check Point Software Technologies Ltd.*	1,200	68,220
CA, Inc.	2,920	66,693
Paychex, Inc.	2,090	64,205
SanDisk Corp.*	1,370	56,855
BMC Software, Inc.*	1,020	55,794
Xilinx, Inc.	1,527	55,690
NVIDIA Corp.*	3,460	55,135
Marvell Technology Group Ltd.*	3,527	52,076
Fiserv, Inc.*	830	51,983
F5 Networks, Inc.*	470	51,818
Autodesk, Inc.*	1,330	51,338
Electronic Arts, Inc.*	1,920	45,312
Maxim Integrated Products, Inc.	1,700	43,452
Linear Technology Corp.	1,310	43,256
Micron Technology, Inc.*	5,780	43,234
Microchip Technology, Inc.	1,100	41,701
Seagate Technology plc	2,480	40,077
KLA-Tencor Corp.	970	39,266
Infosys Ltd. ADR	580	37,833
Akamai Technologies, Inc.*	1,077	33,893
VeriSign, Inc.	970	32,456
Lam Research Corp.*	720	31,882
FLIR Systems, Inc.	917	30,912
Flextronics International Ltd.*	4,370	28,055

Total Information Technology		9,536,456

CONSUMER DISCRETIONARY - 9.9%
Amazon.com, Inc.*	2,608	533,310
Comcast Corp. — Class A	12,014	304,435
DIRECTV — Class A*	4,430	225,132
News Corp. — Class A	10,538	186,522
Starbucks Corp.	4,320	170,597
Priceline.com, Inc.*	286	146,412
Wynn Resorts Ltd.	717	102,918
Bed Bath & Beyond, Inc.*	1,437	83,878
Netflix, Inc.*	300	78,807
Staples, Inc.	4,110	64,938
Liberty Media Corporation - Interactive*	3,300	55,341
Mattel, Inc.	2,000	54,980
Virgin Media, Inc.	1,830	54,772
Ross Stores, Inc.	677	54,241
O’Reilly Automotive, Inc.*	796	52,146
Dollar Tree, Inc.*	703	46,834
Sears Holdings Corp.*	620	44,293
Expedia, Inc.	1,430	41,456
Garmin Ltd.	1,200	39,636
Ctrip.com International Ltd. ADR*	843	36,316
Apollo Group, Inc. — Class A*	810	35,381
Urban Outfitters, Inc.*	934	26,292

Total Consumer Discretionary		2,438,637

HEALTH CARE - 7.2%
Amgen, Inc.*	5,360	312,756
Teva Pharmaceutical Industries Ltd. ADR	4,060	195,773
Gilead Sciences, Inc.*	4,540	188,001
Express Scripts, Inc. — Class A*	3,048	164,531
Celgene Corp.*	2,670	161,054
Biogen Idec, Inc.*	1,390	148,619
Intuitive Surgical, Inc.*	230	85,585
Mylan, Inc.*	2,530	62,415
Vertex Pharmaceuticals, Inc.*	1,190	61,868
Cerner Corp.*	980	59,888
Life Technologies Corp.*	1,030	53,632
Illumina, Inc.*	707	53,131
Alexion Pharmaceuticals, Inc.*	1,060	49,852
Henry Schein, Inc.*	530	37,943
Warner Chilcott plc — Class A	1,457	35,158
Cephalon, Inc.*	437	34,916
DENTSPLY International, Inc.	810	30,845
QIAGEN N.V.*	1,340	25,487

Total Health Care		1,761,454

INDUSTRIALS - 1.9%
PACCAR, Inc.	2,107	107,647
CH Robinson Worldwide, Inc.	950	74,898
First Solar, Inc.*	500	66,135
Expeditors International of Washington, Inc.	1,220	62,452

46 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

Fastenal Co.	1,700	$61,183
Joy Global, Inc.	600	57,144
Stericycle, Inc.*	496	44,203

Total Industrials		473,662

CONSUMER STAPLES - 1.4%
Costco Wholesale Corp.	2,524	205,050
Green Mountain Coffee Roasters, Inc.*	877	78,281
Whole Foods Market, Inc.	1,010	64,084

Total Consumer Staples		347,415

TELECOMMUNICATION SERVICES - 0.7%
Vodafone Group plc ADR	5,000	133,600
NII Holdings, Inc.*	980	41,533

Total Telecommunication Services		175,133

MATERIALS - 0.2%
Sigma-Aldrich Corp.	700	51,366

Total Common Stocks (Cost $9,199,632)		14,784,123

	Face
	Amount
REPURCHASE AGREEMENTS ††,1- 29.2%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$3,702,073	3,702,073
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	952,736	952,736
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	952,736	952,736
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	796,834	796,834
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	784,581	784,581

Total Repurchase Agreements (Cost $7,188,960)		7,188,960

Total Investments — 89.3% (Cost $16,388,592)		$21,973,083

Cash & Other Assets, Less Liabilities — 10.7%		2,632,864

Total Net Assets — 100.0%		$24,605,947

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $4,967,475)	107	$158,781

	Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. July 2011 NASDAQ-100 Index Swap, Terminating 07/26/11[3] (Notional Value $12,149,124)	5,225	$564,068
Goldman Sachs International July 2011 NASDAQ-100 Index Swap, Terminating 07/27/11[3] (Notional Value $9,230,644)	3,970	281,682
Credit Suisse Capital, LLC July 2011 NASDAQ-100 Index Swap, Terminating 07/29/11[3] (Notional Value $8,132,109)	3,498	107,197

(Total Notional Value $29,511,877)		$952,947

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR — American Depositary Receipt plc — Public Limited Company

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 47

NASDAQ-100® 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $9,199,632)	$14,784,123
Repurchase agreements, at value (cost 7,188,960)	7,188,960
Segregated cash with broker	2,037,310
Unrealized appreciation on swap agreements	952,947
Receivable for swap settlement	1,298
Receivables:
Variation margin	58,315
Fund shares sold	207,964
Dividends	5,972

Total assets	25,236,889

Liabilities:
Payable for:
Fund shares redeemed	560,529
Management fees	18,823
Transfer agent and administrative fees	5,228
Investor service fees	5,228
Portfolio accounting fees	2,092
Other	39,042

Total liabilities	630,942

Net Assets	$24,605,947

Net Assets Consist Of:
Paid in capital	$19,049,994
Accumulated net investment loss	(225,739)
Accumulated net realized loss on investments	(914,527)
Net unrealized appreciation on investments	6,696,219

Net assets	$24,605,947
Capital shares outstanding	930,474
Net asset value per share	$26.44

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment income:
Dividends (net of foreign withholding tax of $9)	$46,057
Interest	5,810

Total investment income	51,867

Expenses:
Management fees	136,676
Transfer agent and administrative fees	37,965
Investor service fees	37,965
Portfolio accounting fees	15,186
Trustees’ fees*	1,305
Professional fees	17,885
Miscellaneous	30,624

Total expenses	277,606

Net investment loss	(225,739)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,773,489
Swap agreements	(206,814)
Futures contracts	196,204

Net realized gain	1,762,879

Net change in unrealized appreciation (depreciation) on:
Investments	(1,054,826)
Swap agreements	1,174,724
Futures contracts	91,435

Net change in unrealized appreciation (depreciation)	211,333

Net realized and unrealized gain	1,974,212

Net increase in net assets resulting from operations	$1,748,473

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NASDAQ-100® 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(225,739)	$(306,098)
Net realized gain on investments	1,762,879	12,173,138
Net change in unrealized appreciation (depreciation) on investments	211,333	(5,279,221)

Net increase in net assets resulting from operations	1,748,473	6,587,819

Distributions To Shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares	100,316,375	235,719,363
Cost of shares redeemed	(111,565,885)	(244,312,378)

Net decrease from capital share transactions	(11,249,510)	(8,593,015)

Net decrease in net assets	(9,501,037)	(2,005,196)
Net Assets:
Beginning of period	34,106,984	36,112,180

End of period	$24,605,947	$34,106,984

Accumulated net investment loss at end of period	$(225,739)	$—

Capital Share Activity:
Shares sold	3,779,702	12,584,632
Shares redeemed	(4,244,239)	(13,211,686)

Net decrease in shares	(464,537)	(627,054)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 49

NASDAQ-100® 2x STRATEGY FUND
FINANCIAL HIGH LIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$24.45	$17.86	$8.20	$29.98	$23.46	$22.39

Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)	(.22)	(.14)	(.10)	.13	.03
Net gain (loss) on investments (realized and unrealized)	2.19	6.81	9.80	(21.66)	6.49	1.06

Total from investment operations	1.99	6.59	9.66	(21.76)	6.62	1.09

Less distributions from:
Net investment income	—	—	—	(.02)	(.10)	(.02)

Total distributions	—	—	—	(.02)	(.10)	(.02)

Net asset value, end of period	$26.44	$24.45	$17.86	$8.20	$29.98	$23.46

Total Return[c]	8.14%	36.90%	117.80%	(72.60%)	28.20%	4.86%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,606	$34,107	$36,112	$23,347	$65,069	$29,673

Ratios to average net assets:
Net investment income (loss)	(1.49%)	(1.16%)	(1.19%)	(0.53%)	0.45%	0.14%
Total expenses	1.83%	1.74%	1.75%	1.72%	1.66%	1.65%

Portfolio turnover rate	21%	92%	80%	175%	203%	250%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

50 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
MID-CAP 1.5x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: October 1, 2001
     Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Green Mountain Coffee Roasters, Inc.	0.6%
Vertex Pharmaceuticals, Inc.	0.6%
BorgWarner, Inc.	0.5%
Lubrizol Corp.	0.5%
Dollar Tree, Inc.	0.5%
Cimarex Energy Co.	0.4%
Bucyrus International, Inc. — Class A	0.4%
Perrigo Co.	0.4%
HollyFrontier Corp.	0.4%
AMETEK, Inc.	0.4%

Top Ten Total	4.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 68.8%

FINANCIALS - 13.1%
Macerich Co.	1,180	$63,130
SL Green Realty Corp.	750	62,153
New York Community Bancorp, Inc.	3,950	59,211
Rayonier, Inc.	730	47,706
Federal Realty Investment Trust	560	47,701
Affiliated Managers Group, Inc.*	470	47,682
Nationwide Health Properties, Inc.	1,140	47,207
Alexandria Real Estate Equities, Inc.	560	43,355
UDR, Inc.	1,710	41,981
Reinsurance Group of America, Inc. — Class A	670	40,776
MSCI, Inc. — Class A*	1,080	40,694
Camden Property Trust	630	40,081
Everest Re Group Ltd.	490	40,058
Essex Property Trust, Inc.	290	39,234
Realty Income Corp.	1,140	38,179
Jones Lang LaSalle, Inc.	390	36,777
First Niagara Financial Group, Inc.	2,740	36,168
Regency Centers Corp.	810	35,616
WR Berkley Corp.	1,050	34,062
Liberty Property Trust	1,040	33,883
BRE Properties, Inc.	660	32,921
HCC Insurance Holdings, Inc.	1,030	32,445
Eaton Vance Corp.	1,070	32,346
Senior Housing Properties Trust	1,370	32,072
Duke Realty Corp.	2,280	31,943
Fidelity National Financial, Inc. — Class A	2,020	31,795
Cullen	550	31,267
Commerce Bancshares, Inc.	700	30,100
Taubman Centers, Inc.	500	29,600
SEI Investments Co.	1,300	29,263
Raymond James Financial, Inc.	910	29,257
Arthur J Gallagher & Co.	1,000	28,540
Waddell & Reed Financial, Inc. — Class A	780	28,353
Transatlantic Holdings, Inc.	560	27,446
Weingarten Realty Investors	1,090	27,424
Brown & Brown, Inc.	1,060	27,200
East West Bancorp, Inc.	1,340	27,081
Old Republic International Corp.	2,300	27,025
Hospitality Properties Trust	1,110	26,917
Jefferies Group, Inc.	1,290	26,316
Mack-Cali Realty Corp.	780	25,693
American Financial Group, Inc.	680	24,269
City National Corp.	430	23,327
SVB Financial Group*	390	23,287
Hancock Holding Co.	750	23,235
Associated Banc-Corp.	1,560	21,684
Highwoods Properties, Inc.	650	21,534
Valley National Bancorp	1,530	20,823
Bank of Hawaii Corp.	430	20,004
Corporate Office Properties Trust	640	19,910
TCF Financial Corp.	1,440	19,872
Omega Healthcare Investors, Inc.	920	19,329
Fulton Financial Corp.	1,800	19,278
Prosperity Bancshares, Inc.	420	18,404
Apollo Investment Corp.	1,770	18,072
Protective Life Corp.	770	17,810
StanCorp Financial Group, Inc.	410	17,298
Aspen Insurance Holdings Ltd.	640	16,467
Washington Federal, Inc.	1,000	16,430
FirstMerit Corp.	990	16,345
Hanover Insurance Group, Inc.	410	15,461
First American Financial Corp.	950	14,867
Synovus Financial Corp.	7,090	14,747
Webster Financial Corp.	660	13,873
Unitrin, Inc.	440	13,055
Westamerica Bancorporation	260	12,805
Potlatch Corp.	360	12,697
Mercury General Corp.	320	12,637
Greenhill & Company, Inc.	230	12,379
Trustmark Corp.	510	11,939
Cathay General Bancorp	710	11,637
Equity One, Inc.	560	10,438
Astoria Financial Corp.	750	9,593
BancorpSouth, Inc.	660	8,191
International Bancshares Corp.	480	8,030
Cousins Properties, Inc.	940	8,028
Validus Holdings, Ltd.	10	309
BankUnited, Inc.	10	265
CBOE Holdings, Inc.	10	246
Piedmont Office Realty Trust, Inc. — Class A	10	204
General Growth Properties, Inc.	10	167
Symetra Financial Corp.	10	134

Total Financials		2,059,738

INFORMATION TECHNOLOGY - 11.0%
Rovi Corp.*	1,020	58,507
Atmel Corp.*	4,130	58,109
Informatica Corp.*	950	55,509
Riverbed Technology, Inc.*	1,390	55,030
Polycom, Inc.*	800	51,440
Lam Research Corp.*	1,120	49,594
ANSYS, Inc.*	830	45,376
Trimble Navigation Ltd.*	1,110	44,000
Avnet, Inc.*	1,380	43,994
Arrow Electronics, Inc.*	1,050	43,575
Alliance Data Systems Corp.*	460	43,272
Factset Research Systems, Inc.	420	42,974
Equinix, Inc.*	420	42,428
TIBCO Software, Inc.*	1,460	42,369
Varian Semiconductor Equipment Associates, Inc.*	680	41,779
Skyworks Solutions, Inc.*	1,680	38,607
Rackspace Hosting, Inc.*	900	38,466

52 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Solera Holdings, Inc.	640	$37,862
Global Payments, Inc.	720	36,720
MICROS Systems, Inc.*	730	36,288
Synopsys, Inc.*	1,320	33,937
Cree, Inc.*	990	33,254
Cypress Semiconductor Corp.	1,520	32,133
Gartner, Inc.*	780	31,426
NCR Corp.*	1,430	27,013
Broadridge Financial Solutions, Inc.	1,110	26,718
Ingram Micro, Inc. — Class A*	1,450	26,303
Cadence Design Systems, Inc.*	2,430	25,661
Parametric Technology Corp.*	1,070	24,535
National Instruments Corp.	810	24,049
Jack Henry & Associates, Inc.	780	23,408
ADTRAN, Inc.	580	22,452
Vishay Intertechnology, Inc.*	1,490	22,410
Concur Technologies, Inc.*	420	21,029
Zebra Technologies Corp. — Class A*	490	20,663
Tech Data Corp.*	420	20,534
AOL, Inc.*	970	19,264
Fairchild Semiconductor International, Inc. — Class A*	1,150	19,217
Diebold, Inc.	590	18,296
Itron, Inc.*	370	17,819
International Rectifier Corp.*	630	17,621
NeuStar, Inc. — Class A*	670	17,554
DST Systems, Inc.	320	16,896
CoreLogic, Inc.*	990	16,543
Silicon Laboratories, Inc.*	400	16,504
Lender Processing Services, Inc.	780	16,310
Semtech Corp.*	590	16,131
Ciena Corp.*	860	15,807
Plantronics, Inc.	430	15,708
RF Micro Devices, Inc.*	2,500	15,300
QLogic Corp.*	950	15,124
Convergys Corp.*	1,100	15,004
Intersil Corp. — Class A	1,130	14,521
Mentor Graphics Corp.*	1,000	12,810
Quest Software, Inc.*	550	12,502
SRA International, Inc. — Class A*	390	12,059
ValueClick, Inc.*	710	11,786
Digital River, Inc.*	360	11,578
Fair Isaac Corp.	360	10,872
Integrated Device Technology, Inc.*	1,340	10,532
ACI Worldwide, Inc.*	300	10,131
Acxiom Corp.*	730	9,570
Mantech International Corp. — Class A	210	9,328
Advent Software, Inc.*	290	8,169
Genpact, Ltd.*	10	172

Total Information Technology		1,724,552

INDUSTRIALS - 10.7%
Bucyrus International, Inc. — Class A	740	67,828
AMETEK, Inc.	1,450	65,105
Kansas City Southern*	990	58,737
KBR, Inc.	1,370	51,635
AGCO Corp.*	860	42,450
Donaldson Company, Inc.	690	41,869
Manpower, Inc.	740	39,701
Gardner Denver, Inc.	470	39,503
SPX Corp.	460	38,024
BE Aerospace, Inc.*	930	37,953
Timken Co.	730	36,792
J.B. Hunt Transport Services, Inc.	780	36,730
Pentair, Inc.	890	35,920
Hubbell, Inc. — Class B	540	35,073
IDEX Corp.	750	34,387
Nordson Corp.	620	34,007
Waste Connections, Inc.	1,030	32,682
URS Corp.*	710	31,765
Kennametal, Inc.	740	31,235
Aecom Technology Corp.*	1,090	29,801
Wabtec Corp.	440	28,917
Terex Corp.*	990	28,166
Graco, Inc.	550	27,863
Lincoln Electric Holdings, Inc.	760	27,246
Kirby Corp.*	480	27,202
MSC Industrial Direct Co. — Class A	410	27,187
Carlisle Companies, Inc.	550	27,076
Towers Watson & Co. — Class A	410	26,941
Thomas & Betts Corp.*	470	25,310
Copart, Inc.*	540	25,164
Trinity Industries, Inc.	720	25,114
Harsco Corp.	730	23,798
Oshkosh Corp.*	820	23,731
Regal-Beloit Corp.	350	23,370
Alaska Air Group, Inc.*	320	21,907
Acuity Brands, Inc.	390	21,754
Clean Harbors, Inc.*	210	21,682
Alliant Techsystems, Inc.	300	21,399
Corrections Corporation of America*	970	21,000
Crane Co.	420	20,752
Landstar System, Inc.	430	19,986
Shaw Group, Inc.*	650	19,637
Con-way, Inc.	500	19,405
Woodward, Inc.	530	18,476
Valmont Industries, Inc.	190	18,314
UTI Worldwide, Inc.	930	18,312
Alexander & Baldwin, Inc.	380	18,301
Watsco, Inc.	260	17,677
Lennox International, Inc.	400	17,228
Triumph Group, Inc.	170	16,929
GATX Corp.	420	15,590

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Huntington Ingalls Industries, Inc.*	440	$15,180
FTI Consulting, Inc.*	380	14,417
United Rentals, Inc.*	560	14,224
Herman Miller, Inc.	520	14,154
Corporate Executive Board Co.	310	13,532
Brink’s Co.	420	12,529
Rollins, Inc.	570	11,617
Deluxe Corp.	460	11,367
JetBlue Airways Corp.*	1,830	11,163
Mine Safety Appliances Co.	280	10,455
HNI Corp.	400	10,048
Werner Enterprises, Inc.	400	10,020
Korn*	420	9,236
Granite Construction, Inc.	310	7,604
Air Lease Corp. — Class A*	10	243

Total Industrials		1,682,420

CONSUMER DISCRETIONARY - 9.3%
BorgWarner, Inc.*	990	79,982
Dollar Tree, Inc.*	1,100	73,282
Fossil, Inc.*	450	52,974
PetSmart, Inc.	1,020	46,277
Tractor Supply Co.	650	43,472
Advance Auto Parts, Inc.	690	40,358
Phillips-Van Heusen Corp.	610	39,937
Gentex Corp.	1,290	38,997
Tupperware Brands Corp.	560	37,772
NVR, Inc.*	50	36,274
Williams-Sonoma, Inc.	950	34,666
Polaris Industries, Inc.	310	34,463
LKQ Corp.*	1,320	34,439
Panera Bread Co. — Class A*	270	33,928
Foot Locker, Inc.	1,390	33,026
Dick’s Sporting Goods, Inc.*	820	31,529
Deckers Outdoor Corp.*	350	30,849
Mohawk Industries, Inc.*	510	30,595
Toll Brothers, Inc.*	1,320	27,377
Sotheby’s	610	26,535
Service Corporation International	2,160	25,229
Hanesbrands, Inc.*	870	24,839
Under Armour, Inc. — Class A*	320	24,739
Guess?, Inc.	580	24,395
Chico’s FAS, Inc.	1,590	24,216
AMC Networks, Inc. — Class A*	520	22,620
American Eagle Outfitters, Inc.	1,760	22,440
John Wiley & Sons, Inc. — Class A	420	21,844
Ascena Retail Group, Inc.*	620	21,111
Warnaco Group, Inc.*	400	20,900
Brinker International, Inc.	770	18,834
Aaron’s, Inc.	650	18,369
Rent-A-Center, Inc. — Class A	570	17,419
Cheesecake Factory, Inc.*	530	16,626
Saks, Inc.*	1,480	16,532
ITT Educational Services, Inc.*	210	16,430
WMS Industries, Inc.*	520	15,974
Bally Technologies, Inc.*	390	15,865
Timberland Co. — Class A*	360	15,469
Life Time Fitness, Inc.*	380	15,166
Wendy’s — Class A	2,910	14,754
Lamar Advertising Co. — Class A*	520	14,232
Strayer Education, Inc.	110	13,903
DreamWorks Animation SKG, Inc. — Class A*	640	12,864
Aeropostale, Inc.*	730	12,775
RadioShack Corp.	950	12,644
ANN, Inc.*	470	12,267
Career Education Corp.*	570	12,056
Thor Industries, Inc.	380	10,959
Matthews International Corp. — Class A	270	10,840
Office Depot, Inc.*	2,560	10,803
Meredith Corp.	330	10,273
Bob Evans Farms, Inc.	270	9,442
New York Times Co. — Class A*	1,080	9,418
99 Cents Only Stores*	430	8,703
Eastman Kodak Co.*	2,430	8,699
American Greetings Corp. — Class A	360	8,654
MDC Holdings, Inc.	340	8,378
Collective Brands, Inc.*	560	8,226
Regis Corp.	520	7,966
International Speedway Corp. — Class A	260	7,387
Ryland Group, Inc.	400	6,612
KB Home	650	6,357
Scientific Games Corp. — Class A*	570	5,894
Barnes & Noble, Inc.	350	5,803
Scholastic Corp.	210	5,586
General Motors Co.*	10	304

Total Consumer Discretionary		1,461,548

HEALTH CARE - 7.5%
Vertex Pharmaceuticals, Inc.*	1,860	96,701
Perrigo Co.	750	65,903
Henry Schein, Inc.*	830	59,420
Mettler-Toledo International, Inc.*	290	48,914
Hologic, Inc.*	2,360	47,601
Universal Health Services, Inc. — Class B	880	45,346
ResMed, Inc.*	1,380	42,711
Endo Pharmaceuticals Holdings, Inc.*	1,050	42,179
IDEXX Laboratories, Inc.*	520	40,331
Allscripts Healthcare Solutions, Inc.*	1,730	33,597
Omnicare, Inc.	1,050	33,485
Cooper Companies, Inc.	420	33,281
Covance, Inc.*	550	32,654
Kinetic Concepts, Inc.*	560	32,273
Mednax, Inc.*	430	31,042
Gen-Probe, Inc.*	430	29,734
Techne Corp.	340	28,346

54 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Pharmaceutical Product Development, Inc.	1,020	$27,377
Health Net, Inc.*	820	26,338
Hill-Rom Holdings, Inc.	570	26,243
United Therapeutics Corp.*	460	25,346
Catalyst Health Solutions, Inc.*	450	25,119
Lincare Holdings, Inc.	850	24,879
Health Management Associates, Inc. — Class A*	2,290	24,686
Teleflex, Inc.	360	21,982
Community Health Systems, Inc.*	850	21,828
Bio-Rad Laboratories, Inc. — Class A*	180	21,485
Medicis Pharmaceutical Corp. — Class A	560	21,375
Owens & Minor, Inc.	580	20,004
WellCare Health Plans, Inc.*	380	19,536
Charles River Laboratories International, Inc.*	470	19,105
STERIS Corp.	530	18,539
LifePoint Hospitals, Inc.*	470	18,368
Thoratec Corp.*	520	17,066
VCA Antech, Inc.*	780	16,536
Masimo Corp.	540	16,027
Immucor, Inc.*	630	12,865
Kindred Healthcare, Inc.*	470	10,091
CareFusion Corp.*	10	272
Warner Chilcott plc — Class A	10	241
QIAGEN N.V.*	10	190

Total Health Care		1,179,016

ENERGY - 5.1%
Cimarex Energy Co.	770	69,238
HollyFrontier Corp.	940	65,236
Arch Coal, Inc.	1,920	51,187
Plains Exploration & Production Co.*	1,270	48,412
Southern Union Co.	1,130	45,370
Patterson-UTI Energy, Inc.	1,390	43,938
SM Energy Co.	570	41,884
Oceaneering International, Inc.	980	39,690
Dresser-Rand Group, Inc.*	720	38,700
Oil States International, Inc.*	460	36,759
Energen Corp.	650	36,725
CARBO Ceramics, Inc.	170	27,701
Forest Oil Corp.*	1,030	27,511
Superior Energy Services, Inc.*	720	26,741
Tidewater, Inc.	470	25,291
Atwood Oceanics, Inc.*	510	22,506
Unit Corp.*	360	21,935
Dril-Quip, Inc.*	310	21,027
Bill Barrett Corp.*	430	19,931
Patriot Coal Corp.*	820	18,253
Helix Energy Solutions Group, Inc.*	960	15,898
Quicksilver Resources, Inc.*	1,070	15,793
Comstock Resources, Inc.*	430	12,380
Exterran Holdings, Inc.*	580	11,501
Northern Oil and Gas, Inc.*	490	10,853
Overseas Shipholding Group, Inc.	240	6,466
Kinder Morgan, Inc.	10	287
Kosmos Energy Ltd.*	10	170

Total Energy		801,383

MATERIALS - 5.1%
Lubrizol Corp.	580	77,877
Albemarle Corp.	830	57,436
Ashland, Inc.	710	45,880
Rock-Tenn Co. — Class A	610	40,467
Domtar Corp.	370	35,046
Reliance Steel & Aluminum Co.	680	33,762
Martin Marietta Materials, Inc.	410	32,788
Steel Dynamics, Inc.	1,970	32,013
Sonoco Products Co.	900	31,986
Aptargroup, Inc.	610	31,927
Valspar Corp.	850	30,651
Temple-Inland, Inc.	980	29,145
RPM International, Inc.	1,180	27,164
Compass Minerals International, Inc.	300	25,821
Packaging Corporation of America	910	25,471
Cytec Industries, Inc.	440	25,164
Cabot Corp.	590	23,523
Carpenter Technology Corp.	400	23,072
Scotts Miracle-Gro Co. — Class A	400	20,524
Greif, Inc. — Class A	280	18,208
Silgan Holdings, Inc.	440	18,027
Sensient Technologies Corp.	450	16,681
Olin Corp.	720	16,315
NewMarket Corp.	90	15,364
Commercial Metals Co.	1,040	14,924
Intrepid Potash, Inc.*	400	13,000
Worthington Industries, Inc.	500	11,550
Minerals Technologies, Inc.	160	10,606
Louisiana-Pacific Corp.*	1,190	9,687
Kronos Worldwide, Inc.	10	315

Total Materials		794,394

UTILITIES - 3.8%
National Fuel Gas Co.	750	54,600
OGE Energy Corp.	880	44,282
NSTAR	940	43,221
Alliant Energy Corp.	1,000	40,660
MDU Resources Group, Inc.	1,700	38,250
N.V. Energy, Inc.	2,130	32,696
UGI Corp.	1,010	32,209
DPL, Inc.	1,060	31,970
AGL Resources, Inc.	710	28,904
Questar Corp.	1,600	28,336
Westar Energy, Inc.	1,030	27,717
Aqua America, Inc.	1,250	27,475
Atmos Energy Corp.	820	27,265

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MID-CAP 1.5x STRATEGY FUND

	Shares	Value

Great Plains Energy, Inc.	1,230	$25,498
Hawaiian Electric Industries, Inc.	860	20,692
Vectren Corp.	740	20,616
Cleco Corp.	550	19,168
IDACORP, Inc.	450	17,775
WGL Holdings, Inc.	460	17,705
PNM Resources, Inc.	780	13,057
Black Hills Corp.	360	10,832

Total Utilities		602,928

CONSUMER STAPLES - 2.9%
Green Mountain Coffee Roasters, Inc.*	1,130	100,864
Church & Dwight Company, Inc.	1,290	52,297
Hansen Natural Corp.*	620	50,189
Energizer Holdings, Inc.*	630	45,587
Ralcorp Holdings, Inc.*	500	43,290
Corn Products International, Inc.	690	38,143
Smithfield Foods, Inc.*	1,500	32,805
BJ’s Wholesale Club, Inc.*	490	24,671
Flowers Foods, Inc.	1,020	22,481
Ruddick Corp.	390	16,980
Lancaster Colony Corp.	170	10,339
Universal Corp.	210	7,911
Tootsie Roll Industries, Inc.	230	6,730

Total Consumer Staples		452,287

TELECOMMUNICATION SERVICES - 0.3%
tw telecom, Inc. — Class A*	1,360	27,921
Telephone & Data Systems, Inc.	820	25,485

Total Telecommunication Services		53,406

Total Common Stocks (Cost $7,822,214)		10,811,672

WARRANTS †† - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	155	124

Total Warrants (Cost $—)		124

	Face
	Amount
REPURCHASE AGREEMENTS††,1 - 28.0%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$1,771,369	1,771,369
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	719,918	719,918
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	719,918	719,918
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	602,114	602,114
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	592,855	592,855

Total Repurchase Agreements (Cost $4,406,174)		4,406,174

Total Investments — 96.8% (Cost $12,228,388)		$15,217,970

Cash & Other Assets, Less Liabilities — 3.2%		502,410

Total Net Assets — 100.0%		$15,720,380

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $2,928,000)	30	$35,340

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2011 S&P MidCap 400 Index Swap, Terminating 07/27/11[3] (Notional Value $3,386,429)	3,460	$99,166
Morgan Stanley Capital Services, Inc. July 2011 S&P MidCap 400 Index Swap, Terminating 07/26/11[3] (Notional Value $2,651,843)	2,710	89,337
Credit Suisse Capital, LLC July 2011 S&P MidCap 400 Index Swap, Terminating 07/29/11[3] (Notional Value $3,822,850)	3,906	25,067

(Total Notional Value $9,861,122)		$213,570

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. plc — Public Limited Company

56 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

MID-CAP 1.5x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $7,822,214)	$10,811,796
Repurchase agreements, at value (cost 4,406,174)	4,406,174
Segregated cash with broker	606,230
Unrealized appreciation on swap agreements	213,570
Receivable for swap settlement	1,965
Receivables:
Variation margin	14,700
Securities sold	37,986
Fund shares sold	52,308
Dividends	8,874

Total assets	16,153,603

Liabilities:
Payable for:
Fund shares redeemed	296,213
Securities purchased	100,470
Management fees	10,256
Transfer agent and administrative fees	2,849
Investor service fees	2,849
Portfolio accounting fees	1,140
Other	19,446

Total liabilities	433,223

Net assets	$15,720,380

Net assets consist of:
Paid in capital	$19,233,247
Accumulated net investment loss	(91,381)
Accumulated net realized loss on investments	(6,659,978)
Net unrealized appreciation on investments	3,238,492

Net assets	$15,720,380
Capital shares outstanding	687,891
Net asset value per share	$22.85

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends	$73,665
Interest	1,971

Total investment income	75,636

Expenses:
Management fees	83,748
Transfer agent and administrative fees	23,263
Investor service fees	23,263
Portfolio accounting fees	9,305
Trustees’ fees*	845
Professional fees	11,016
Miscellaneous	15,577

Total expenses	167,017

Net investment loss	(91,381)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	266,554
Swap agreements	614,887
Futures contracts	450,556

Net realized gain	1,331,997

Net change in unrealized appreciation (depreciation) on:
Investments	281,703
Swap agreements	258,426
Futures contracts	(61,860)

Net change in unrealized appreciation (depreciation)	478,269

Net realized and unrealized gain	1,810,266

Net increase in net assets resulting from operations	$1,718,885

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 57

MID-CAP 1.5x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(91,381)	$(112,459)
Net realized gain on investments	1,331,997	2,379,850
Net change in unrealized appreciation (depreciation) on investments	478,269	1,550,747

Net increase in net assets resulting from operations	1,718,885	3,818,138

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	59,031,683	104,638,982
Cost of shares redeemed	(65,589,732)	(102,273,776)

Net increase (decrease) from capital share transactions	(6,558,049)	2,365,206

Net increase (decrease) in net assets	(4,839,164)	6,183,344
NET ASSETS:
Beginning of period	20,559,544	14,376,200

End of period	$15,720,380	$20,559,544

Accumulated net investment loss at end of period	$(91,381)	$—

Capital share activity:
Shares sold	2,642,744	6,201,083
Shares redeemed	(2,955,054)	(6,162,822)

Net increase (decrease) in shares	(312,310)	38,261

58 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

MID-CAP 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$20.56	$14.95	$9.81	$21.72	$24.20	$30.15

Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.13)	(.07)	.01	.28	.11
Net gain (loss) on investments (realized and unrealized)	2.40	5.74	5.22	(11.92)	.65	3.23

Total from investment operations	2.29	5.61	5.15	(11.91)	.93	3.34

Less distributions from:
Net investment income	—	—	(.01)	—	(.40)	(.13)
Net realized gains	—	—	—	—	(3.01)	(9.16)

Total distributions	—	—	(.01)	—	(3.41)	(9.29)

Net asset value, end of period	$22.85	$20.56	$14.95	$9.81	$21.72	$24.20

Total Return[c]	11.19%	37.55%	52.40%	(54.83%)	3.60%	10.46%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,720	$20,560	$14,376	$13,150	$27,893	$38,986

Ratios to average net assets:
Net investment income (loss)	(0.98%)	(0.78%)	(0.58%)	0.07%	1.05%	0.34%
Total expenses	1.79%	1.71%	1.71%	1.66%	1.64%	1.64%

Portfolio turnover rate	132%	176%	61%	163%	368%	478%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 59

FUND PROFILE (Unaudited)	June 30, 2011
INVERSE MID-CAP STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: May 3, 2004
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
60 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
INVERSE MID-CAP STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1- 108.3%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$558,705	$558,705
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	225,890	225,890
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	225,890	225,890
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	188,926	188,926
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	186,020	186,020

Total Repurchase Agreements (Cost $1,385,431)		1,385,431

Total Investments — 108.3% (Cost $1,385,431)		$1,385,431

Liabilities, Less Cash & Other Assets — (8.3)%		(105,660)

Total Net Assets — 100.0%		$1,279,771

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
September 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,073,600)	11	$(42,741)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2011 S&P MidCap 400 Index Swap, Terminating 07/27/11[3] (Notional Value $68,239)	70	$(1,998)
Morgan Stanley Capital Services, Inc. July 2011 S&P MidCap 400 Index Swap, Terminating 07/26/11[3] (Notional Value $61,579)	63	(2,078)
Credit Suisse Capital, LLC July 2011 S&P MidCap 400 Index Swap, Terminating 07/29/11[3] (Notional Value $322,759)	330	(2,117)

(Total Notional Value $452,577)		$(6,193)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[3]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 61

INVERSE MID-CAP STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Repurchase agreements, at value (cost $1,385,431)	$1,385,431
Segregated cash with broker	142,345
Receivables:
Fund shares sold	6,210

Total assets	1,533,986

Liabilities:
Unrealized depreciation on swap agreements	6,193
Payable for:
Fund shares redeemed	236,081
Management fees	1,376
Transfer agent and administrative fees	382
Investor service fees	382
Portfolio accounting fees	153
Swap settlement	327
Other	9,321

Total liabilities	254,215

Net Assets	$1,279,771

Net Assets Consist Of:
Paid in capital	$4,236,159
Accumulated net investment loss	(14,171)
Accumulated net realized loss on investments	(2,893,283)
Net unrealized depreciation on investments	(48,934)

Net assets	$1,279,771
Capital shares outstanding	62,267
Net asset value per share	$20.55

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Interest	$541

Total investment income	541

Expenses:
Management fees	7,400
Transfer agent and administrative fees	2,056
Investor service fees	2,056
Portfolio accounting fees	822
Trustees’ fees*	75
Professional fees	1,266
Miscellaneous	1,037

Total expenses	14,712

Net investment loss	(14,171)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(186,048)
Futures contracts	(9,628)

Net realized loss	(195,676)

Net change in unrealized appreciation (depreciation) on:
Swap agreements	(16,106)
Futures contracts	(43,273)

Net change in unrealized appreciation (depreciation)	(59,379)

Net realized and unrealized loss	(255,055)

Net decrease in net assets resulting from operations	$(269,226)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

62 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE MID-CAP STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(14,171)	$(61,139)
Net realized loss on investments	(195,676)	(1,944,753)
Net change in unrealized appreciation (depreciation) on investments	(59,379)	150,351

Net decrease in net assets resulting from operations	(269,226)	(1,855,541)

Distributions To Shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares	8,087,010	34,511,809
Cost of shares redeemed	(9,515,355)	(34,356,055)

Net increase (decrease) from capital share transactions	(1,428,345)	155,754

Net decrease in net assets	(1,697,571)	(1,699,787)
Net Assets:
Beginning of period	2,977,342	4,677,129

End of period	$1,279,771	$2,977,342

Accumulated net investment loss at end of period	$(14,171)	$—

Capital Share Activity:
Shares sold	379,982	1,239,965
Shares redeemed	(449,256)	(1,262,816)

Net decrease in shares	(69,274)	(22,851)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 63

INVERSE MID-CAP STRATEGY FUND
FINANCIAL HIGH LIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$22.63	$30.29	$46.80	$35.03	$36.96	$39.15

Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.42)	(.61)	.05	1.06	1.32
Net gain (loss) on investments (realized and unrealized)	(1.90)	(7.24)	(15.90)	12.04	(1.81)	(2.83)

Total from investment operations	(2.08)	(7.66)	(16.51)	12.09	(.75)	(1.51)

Less distributions from:
Net investment income	—	—	—	(.32)	(1.18)	(.68)

Total distributions	—	—	—	(.32)	(1.18)	(.68)

Net asset value, end of period	$20.55	$22.63	$30.29	$46.80	$35.03	$36.96

Total Return[c]	(9.19%)	(25.29%)	(35.28%)	34.42%	(1.98%)	(3.83%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,280	$2,977	$4,677	$4,813	$3,029	$5,959

Ratios to average net assets:
Net investment income (loss)	(1.72%)	(1.56%)	(1.58%)	0.12%	3.04%	3.49%
Total expenses	1.79%	1.71%	1.71%	1.67%	1.67%	1.65%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

64 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: October 27, 2006
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Healthspring, Inc.	0.1%
SVB Financial Group	0.1%
Tenneco, Inc.	0.1%
MFA Financial, Inc.	0.1%
Lufkin Industries, Inc.	0.1%
Signature Bank	0.1%
HEICO Corp.	0.1%
Complete Production Services, Inc.	0.1%
CBL & Associates Properties, Inc.	0.1%
Netlogic Microsystems, Inc.	0.1%

Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS†- 12.7%

FINANCIALS - 2.6%
SVB Financial Group*	30	$1,791
MFA Financial, Inc.	216	1,737
Signature Bank*	30	1,716
CBL & Associates Properties, Inc.	90	1,632
Hancock Holding Co.	51	1,580
Kilroy Realty Corp.	40	1,580
BioMed Realty Trust, Inc.	80	1,539
Hatteras Financial Corp.	50	1,411
ProAssurance Corp.*	20	1,400
American Campus Communities, Inc.	38	1,350
Mid-America Apartment Communities, Inc.	20	1,349
Tanger Factory Outlet Centers	50	1,338
Highwoods Properties, Inc.	40	1,325
Alterra Capital Holdings Ltd.	59	1,316
Prosperity Bancshares, Inc.	30	1,315
Washington Real Estate Investment Trust	40	1,301
Entertainment Properties Trust	27	1,261
Omega Healthcare Investors, Inc.	60	1,261
Equity Lifestyle Properties, Inc.	20	1,249
LaSalle Hotel Properties	47	1,238
Apollo Investment Corp.	120	1,225
Post Properties, Inc.	30	1,223
Home Properties, Inc.	20	1,218
Extra Space Storage, Inc.	57	1,216
Starwood Property Trust, Inc.	58	1,190
National Retail Properties, Inc.	48	1,176
Cash America International, Inc.	20	1,157
FirstMerit Corp.	70	1,156
Iberiabank Corp.	20	1,153
DuPont Fabros Technology, Inc.	44	1,109
CNO Financial Group, Inc.*	140	1,107
Stifel Financial Corp.*	30	1,076
Ezcorp, Inc. — Class A*	30	1,067
DiamondRock Hospitality Co.	99	1,062
Westamerica Bancorporation	20	985
Colonial Properties Trust	48	979
First American Financial Corp.	60	939
Trustmark Corp.	38	890
Healthcare Realty Trust, Inc.	40	825
Invesco Mortgage Capital, Inc.	39	824
EastGroup Properties, Inc.	19	808
Cathay General Bancorp	49	803
FNB Corp.	77	797
Umpqua Holdings Corp.	68	787
Medical Properties Trust, Inc.	68	782
Sovran Self Storage, Inc.	19	779
Webster Financial Corp.	37	778
MF Global Holdings Ltd.*	100	774
DCT Industrial Trust, Inc.	146	764
Portfolio Recovery Associates, Inc.*	9	763
Delphi Financial Group, Inc. — Class A	26	759
Strategic Hotels & Resorts, Inc.*	107	758
Redwood Trust, Inc.	50	756
First Cash Financial Services, Inc.*	18	756
Northwest Bancshares, Inc.	60	755
UMB Financial Corp.	18	754
Dollar Financial Corp.*	34	736
United Bankshares, Inc.	30	734
Montpelier Re Holdings Ltd.	40	720
Potlatch Corp.	20	705
First Financial Bankshares, Inc.	20	689
First Financial Bancorp	40	668
Platinum Underwriters Holdings Ltd.	20	665
Knight Capital Group, Inc. — Class A*	60	661
Park National Corp.	10	659
World Acceptance Corp.*	10	656
MGIC Investment Corp.*	110	654
Old National Bancorp	60	648
Prospect Capital Corp.	64	647
Wintrust Financial Corp.	20	644
Capstead Mortgage Corp.	48	643
Cypress Sharpridge Investments, Inc.	50	641
Astoria Financial Corp.	50	639
Sunstone Hotel Investors, Inc.*	67	621
Lexington Realty Trust	68	621
BancorpSouth, Inc.	50	620
RLI Corp.	10	619
Susquehanna Bancshares, Inc.	77	616
PHH Corp.*	30	616
Ocwen Financial Corp.*	48	612
National Penn Bancshares, Inc.	77	611
Pebblebrook Hotel Trust	30	606
First Midwest Bancorp, Inc.	49	602
U-Store-It Trust	57	600
Argo Group International Holdings Ltd.	20	594
Anworth Mortgage Asset Corp.	78	586
MB Financial, Inc.	30	577
Provident Financial Services, Inc.	40	573
Equity One, Inc.	30	559
LTC Properties, Inc.	20	556
PrivateBancorp, Inc. — Class A	40	552
First Industrial Realty Trust, Inc.*	48	550
Infinity Property & Casualty Corp.	10	547
Glacier Bancorp, Inc.	40	539
Symetra Financial Corp.	40	537
Glimcher Realty Trust	56	532
Greenlight Capital Re Ltd. — Class A*	20	526
Financial Engines, Inc.*	20	518
Texas Capital Bancshares, Inc.*	20	517
Franklin Street Properties Corp.	40	516
Two Harbors Investment Corp.	48	516
Cousins Properties, Inc.	60	512

66 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000 ®2x STRATEGY FUND

	Shares	Value

Getty Realty Corp.	20	$505
International Bancshares Corp.	30	502
Hersha Hospitality Trust — Class A	90	501
MarketAxess Holdings, Inc.	20	501
optionsXpress Holdings, Inc.	30	500
Solar Capital Ltd.	20	494
Associated Estates Realty Corp.	30	488
iStar Financial, Inc.*	60	487
Tower Group, Inc.	20	476
Sterling Bancshares, Inc.	58	473
Pennsylvania Real Estate Investment Trust	30	471
American Equity Investment Life Holding Co.	37	470
Fifth Street Finance Corp.	40	464
CVB Financial Corp.	50	462
Selective Insurance Group, Inc.	28	456
American Assets Trust, Inc.	20	449
National Health Investors, Inc.	10	444
First Potomac Realty Trust	29	444
Walter Investment Management Corp.	20	444
Inland Real Estate Corp.	50	442
Nelnet, Inc. — Class A	20	441
Primerica, Inc.	20	439
Investors Real Estate Trust	50	433
Government Properties Income Trust	16	432
FelCor Lodging Trust, Inc.*	80	426
Navigators Group, Inc.*	9	423
Safety Insurance Group, Inc.	10	420
BGC Partners, Inc. — Class A	54	417
Acadia Realty Trust	20	407
Universal Health Realty Income Trust	10	400
NBT Bancorp, Inc.	18	398
Investors Bancorp, Inc.*	28	398
Community Bank System, Inc.	16	397
Investment Technology Group, Inc.*	28	393
Oriental Financial Group, Inc.	30	387
PS Business Parks, Inc.	7	386
Oritani Financial Corp.	30	384
Ashford Hospitality Trust, Inc.	30	374
Sun Communities, Inc.	10	373
S&T Bancorp, Inc.	20	372
Colony Financial, Inc.	20	361
BlackRock Kelso Capital Corp.	40	359
Brookline Bancorp, Inc.	38	352
PacWest Bancorp	17	350
RLJ Lodging Trust	20	347
Banco Latinoamericano de Comercio Exterior S.A. — Class E	20	346
Columbia Banking System, Inc.	20	344
First Commonwealth Financial Corp.	60	344
Education Realty Trust, Inc.	40	343
Tejon Ranch Co.*	10	341
Radian Group, Inc.	80	338
Chemical Financial Corp.	18	338
KBW, Inc.	18	337
Employers Holdings, Inc.	20	335
Sabra Healthcare REIT, Inc.	20	334
FPIC Insurance Group, Inc.*	8	333
CreXus Investment Corp.	30	333
PennyMac Mortgage Investment Trust	20	331
City Holding Co.	10	330
Forestar Group, Inc.*	20	329
First Financial Corp.	10	327
State Bank Financial Corp.*	20	327
Boston Private Financial Holdings, Inc.	49	322
Sterling Financial Corp.*	20	321
Hercules Technology Growth Capital, Inc.	30	316
Compass Diversified Holdings	19	313
Bank of the Ozarks, Inc.	6	312
Horace Mann Educators Corp.	20	312
Retail Opportunity Investments Corp.	29	312
Harleysville Group, Inc.	10	312
National Financial Partners Corp.*	27	312
Pinnacle Financial Partners, Inc.*	20	311
MCG Capital Corp.	50	304
HFF, Inc. — Class A*	20	302
Evercore Partners, Inc. — Class A	9	300
Cohen & Steers, Inc.	9	298
Meadowbrook Insurance Group, Inc.	30	297
Dime Community Bancshares, Inc.	20	291
Renasant Corp.	20	290
Newcastle Investment Corp.	50	289
Piper Jaffray Cos.*	10	288
Oppenheimer Holdings, Inc. — Class A	10	282
PennantPark Investment Corp.	25	280
Tower Bancorp, Inc.	10	274
Maiden Holdings Ltd.	30	273
Chesapeake Lodging Trust	16	273
Independent Bank Corp.	10	263
Flushing Financial Corp.	20	260
Campus Crest Communities, Inc.	20	259
Simmons First National Corp. — Class A	10	257
Western Alliance Bancorporation*	36	256
First Busey Corp.	48	254
NorthStar Realty Finance Corp.	62	250
Encore Capital Group, Inc.*	8	246
Trustco Bank Corp.	50	245
Arrow Financial Corp.	10	245
ICG Group, Inc.*	20	245
International. FCStone, Inc.*	10	242
Resource Capital Corp.	37	234
Baldwin & Lyons, Inc. — Class B	10	232
Washington Trust Bancorp, Inc.	10	230
Flagstone Reinsurance Holdings S.A.	27	228
Summit Hotel Properties, Inc.	20	227

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 2x STRATEGY FUND	June 30, 2011

	Shares	Value

AMERISAFE, Inc.*	10	$226
Artio Global Investors, Inc. — Class A	20	226
FBL Financial Group, Inc. — Class A	7	225
Berkshire Hills Bancorp, Inc.	10	224
Agree Realty Corp.	10	223
Ramco-Gershenson Properties Trust	18	223
Lakeland Financial Corp.	10	223
Global Indemnity plc — Class A*	10	222
Community Trust Bancorp, Inc.	8	222
Farmer Mac — Class C	10	221
ViewPoint Financial Group	16	221
ARMOUR Residential REIT, Inc.	30	221
NewStar Financial, Inc.*	20	214
Dynex Capital, Inc.	22	213
SY Bancorp, Inc.	9	209
Territorial Bancorp, Inc.	10	207
Advance America Cash Advance Centers, Inc.	30	207
Duff & Phelps Corp. — Class A	16	205
Amtrust Financial Services, Inc.	9	205
Bryn Mawr Bank Corp.	10	203
Netspend Holdings, Inc.*	20	200
Southside Bancshares, Inc.	10	199
Cardinal Financial Corp.	18	197
WesBanco, Inc.	10	197
Hudson Valley Holding Corp.	10	193
American Safety Insurance Holdings Ltd.*	10	191
Sterling Bancorp — Class N	20	190
Great Southern Bancorp, Inc.	10	190
Main Street Capital Corp.	10	189
Home Bancshares, Inc.	8	189
Triangle Capital Corp.	10	185
GFI Group, Inc.	40	184
TICC Capital Corp.	19	182
Ames National Corp.	10	182
Urstadt Biddle Properties, Inc. — Class A	10	181
Sandy Spring Bancorp, Inc.	10	180
Winthrop Realty Trust	15	179
Epoch Holding Corp.	10	179
Hilltop Holdings, Inc.*	20	177
CapLease, Inc.	36	177
Banner Corp.	10	175
State Auto Financial Corp.	10	174
Pico Holdings, Inc.*	6	174
Cogdell Spencer, Inc.	29	174
Gladstone Commercial Corp.	10	173
Phoenix Companies, Inc.*	70	172
SCBT Financial Corp.	6	172
Terreno Realty Corp.	10	170
Monmouth Real Estate Investment Corp. — Class A	20	169
West Coast Bancorp*	10	168
Provident New York Bancorp	20	167
1st Source Corp.	8	166
German American Bancorp, Inc.	10	166
Financial Institutions, Inc.	10	164
Coresite Realty Corp.	10	164
Apollo Commercial Real Estate Finance, Inc.	10	161
Chatham Lodging Trust	10	161
First Merchants Corp.	18	161
Doral Financial Corp.*	80	157
Bancorp, Inc.*	15	157
Univest Corporation of Pennsylvania	10	156
Hudson Pacific Properties, Inc.	10	155
Cedar Shopping Centers, Inc.	30	154
One Liberty Properties, Inc.	10	154
Avatar Holdings, Inc.*	10	152
Safeguard Scientifics, Inc.*	8	151
Citizens & Northern Corp.	10	151
Cowen Group, Inc. — Class A*	40	150
OmniAmerican Bancorp, Inc.*	10	150
Kite Realty Group Trust	30	149
Golub Capital BDC, Inc.	10	149
First Pactrust Bancorp, Inc.	10	149
First Bancorp, Inc.	10	149
Rockville Financial, Inc.	15	149
First Interstate Bancsystem, Inc. — Class A	10	147
First Defiance Financial Corp.	10	147
Westfield Financial, Inc.	18	146
Heartland Financial USA, Inc.	10	145
Calamos Asset Management, Inc. — Class A	10	145
BofI Holding, Inc.*	10	144
Flagstar Bancorp, Inc.*	119	142
Crawford & Co. — Class B	20	141
Northfield Bancorp, Inc.	10	141
Central Pacific Financial Corp.*	10	140
First Community Bancshares, Inc.	10	140
Suffolk Bancorp	10	140
CNB Financial Corp.	10	139
United Financial Bancorp, Inc.	9	139
Centerstate Banks, Inc.	20	138
RAIT Financial Trust	65	137
Parkway Properties, Inc.	8	136
Fox Chase Bancorp, Inc.	10	136
Enterprise Financial Services Corp.	10	135
OneBeacon Insurance Group, Ltd. — Class A	10	134
TowneBank	10	134
eHealth, Inc.*	10	134
State Bancorp, Inc.	10	133
Walker & Dunlop, Inc.*	10	133
Eagle Bancorp, Inc.*	10	133
MVC Capital, Inc.	10	132
Beneficial Mutual Bancorp, Inc.*	16	131

68 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Nara Bancorp, Inc.*	16	$130
THL Credit, Inc.	10	130
OceanFirst Financial Corp.	10	130
Heritage Financial Corp.	10	129
ESB Financial Corp.	10	129
Marlin Business Services Corp.*	10	126
1st United Bancorp, Inc.*	20	124
ESSA Bancorp, Inc.	10	124
Meridian Interstate Bancorp, Inc.*	9	123
Citizens, Inc.*	18	123
STAG Industrial, Inc.	10	123
United Fire & Casualty Co.	7	122
Franklin Financial Corp.*	10	121
Encore Bancshares, Inc.*	10	120
Republic Bancorp, Inc. — Class A	6	119
Nicholas Financial, Inc.*	10	119
CoBiz Financial, Inc.	18	118
Medley Capital Corp.	10	117
Trico Bancshares	8	117
Center Financial Corp.*	18	114
Sierra Bancorp	10	113
Bridge Capital Holdings*	10	111
Clifton Savings Bancorp, Inc.	10	110
Excel Trust, Inc.	10	110
Kennedy-Wilson Holdings, Inc.	9	110
SWS Group, Inc.	18	108
UMH Properties, Inc.	10	107
Bank Mutual Corp.	29	106
United Community Banks, Inc.*	10	106
Primus Guaranty Ltd.*	20	105
Center Bancorp, Inc.	10	104
Presidential Life Corp.	10	104
Abington Bancorp, Inc.	10	104
Harris & Harris Group, Inc.*	20	103
Capital City Bank Group, Inc.	10	103
FBR & Co.*	30	102
Imperial Holdings, Inc.*	10	102
Cape Bancorp, Inc.*	10	100
Park Sterling Corp.*	20	99
FXCM, Inc. — Class A	10	99
Hampton Roads Bankshares, Inc.*	10	99
Southwest Bancorp, Inc.	10	98
Medallion Financial Corp.	10	97
Union First Market Bankshares Corp.	8	97
Gleacher & Company, Inc.*	47	96
PMI Group, Inc.*	88	94
Hanmi Financial Corp.*	87	93
Ladenburg Thalmann Financial Services, Inc.*	67	92
Gladstone Capital Corp.	10	92
First Bancorp	9	92
Pacific Continental Corp.	10	92
Kearny Financial Corp.	10	91
First Financial Holdings, Inc.	10	90
SeaBright Holdings, Inc.	9	89
Ameris Bancorp	10	89
Wilshire Bancorp, Inc.	30	88
West Bancorporation, Inc.	10	88
Taylor Capital Group, Inc.*	10	82
Metro Bancorp, Inc.*	7	80
Kohlberg Capital Corp.	10	79
Washington Banking Co.	6	79
Edelman Financial Group, Inc.	10	79
Peoples Bancorp, Inc.	7	79
Hallmark Financial Services*	10	79
MPG Office Trust, Inc.*	27	77
BankFinancial Corp.	9	76
Sun Bancorp, Inc.*	20	73
StellarOne Corp.	6	73
JMP Group, Inc.	10	70
Mission West Properties, Inc.	8	70
CIFC Deerfield Corp.*	10	69
Home Federal Bancorp, Inc.	6	66
NGP Capital Resources Co.	8	66
Stewart Information Services Corp.	6	60
Seacoast Banking Corporation of Florida*	40	60
Lakeland Bancorp, Inc.	6	60
Virginia Commerce Bancorp, Inc.*	10	59
First Marblehead Corp.*	30	53
Heritage Commerce Corp.*	10	51
MainSource Financial Group, Inc.	6	50
Universal Insurance Holdings, Inc.	10	47
Pzena Investment Management, Inc. — Class A	8	45
Gladstone Investment Corp.	6	43
Capital Bank Corp.*	10	35

Total Financials		152,195

INFORMATION TECHNOLOGY - 2.3%
Netlogic Microsystems, Inc.*	40	1,617
Parametric Technology Corp.*	70	1,605
ADTRAN, Inc.	40	1,548
Concur Technologies, Inc.*	30	1,502
Jack Henry & Associates, Inc.	50	1,500
Aruba Networks, Inc.*	50	1,477
SuccessFactors, Inc.*	49	1,441
QLIK Technologies, Inc.*	40	1,362
CommVault Systems, Inc.*	30	1,333
Cavium, Inc.*	30	1,308
CACI International, Inc. — Class A*	20	1,262
Omnivision Technologies, Inc.*	36	1,253
InterDigital, Inc.	30	1,225
SAVVIS, Inc.*	29	1,146
Taleo Corp. — Class A*	30	1,111
Anixter International, Inc.	17	1,111
Semtech Corp.*	40	1,094
Lawson Software, Inc.*	96	1,077
Cognex Corp.	30	1,063
Hittite Microwave Corp.*	17	1,052

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Wright Express Corp.*	20	$1,041
RF Micro Devices, Inc.*	170	1,040
Microsemi Corp.*	50	1,025
Plantronics, Inc.	28	1,023
Sapient Corp.*	68	1,022
TriQuint Semiconductor, Inc.*	100	1,019
Cymer, Inc.*	20	990
Ultimate Software Group, Inc.*	18	980
Veeco Instruments, Inc.*	20	968
Progress Software Corp.*	40	965
JDA Software Group, Inc.*	30	927
Arris Group, Inc.*	79	917
Finisar Corp.*	50	901
Quest Software, Inc.*	39	886
Coherent, Inc.*	16	884
Rambus, Inc.*	60	881
Viasat, Inc.*	20	865
SolarWinds, Inc.*	33	863
SRA International, Inc. — Class A*	27	835
OpenTable, Inc.*	10	831
Ancestry.com, Inc.*	20	828
Aspen Technology, Inc.*	48	825
Convergys Corp.*	60	818
Entegris, Inc.*	80	810
Blackbaud, Inc.	29	804
ValueClick, Inc.*	48	797
j2 Global Communications, Inc.*	28	790
Netgear, Inc.*	18	787
NetSuite, Inc.*	20	784
Unisys Corp.*	30	771
Mentor Graphics Corp.*	60	769
FEI Co.*	20	764
Scansource, Inc.*	20	750
MAXIMUS, Inc.	9	745
MKS Instruments, Inc.	28	740
Cardtronics, Inc.*	31	727
TiVo, Inc.*	70	720
Integrated Device Technology, Inc.*	90	707
Plexus Corp.*	20	696
Loral Space & Communications, Inc.*	10	695
Blackboard, Inc.*	16	694
Power Integrations, Inc.	18	692
Rofin-Sinar Technologies, Inc.*	20	683
Advent Software, Inc.*	24	676
ACI Worldwide, Inc.*	20	675
Benchmark Electronics, Inc.*	40	660
Blue Coat Systems, Inc.*	30	656
Acxiom Corp.*	50	656
RightNow Technologies, Inc.*	20	648
Digital River, Inc.*	20	643
Cirrus Logic, Inc.*	40	636
Synchronoss Technologies, Inc.*	20	635
SYNNEX Corp.*	20	634
Universal Display Corp.*	18	632
DealerTrack Holdings, Inc.*	27	620
Take-Two Interactive Software, Inc.*	40	611
Fair Isaac Corp.	20	604
Sourcefire, Inc.*	20	594
Syntel, Inc.	10	591
Littelfuse, Inc.	10	587
VirnetX Holding Corp.*	20	579
Spansion, Inc. — Class A*	30	578
Ultratech, Inc.*	19	577
DG FastChannel, Inc.*	18	577
L-1 Identity Solutions, Inc.*	49	576
Comtech Telecommunications Corp.	20	561
Earthlink, Inc.	70	539
NIC, Inc.	40	538
Tyler Technologies, Inc.*	20	536
Insight Enterprises, Inc.*	30	531
RealPage, Inc.*	20	529
Websense, Inc.*	20	519
comScore, Inc.*	20	518
Electronics for Imaging, Inc.*	30	517
STEC, Inc.*	30	510
Constant Contact, Inc.*	20	508
Sanmina-SCI Corp.*	47	486
Harmonic, Inc.*	67	484
TTM Technologies, Inc.*	30	481
Diodes, Inc.*	18	470
Volterra Semiconductor Corp.*	19	469
RealD, Inc.*	20	468
Pegasystems, Inc.	10	465
Cabot Microelectronics Corp.*	10	465
Rogers Corp.*	10	462
Calix, Inc.*	22	458
Lattice Semiconductor Corp.*	70	456
Quantum Corp.*	137	452
Tessera Technologies, Inc.*	26	446
Kulicke & Soffa Industries, Inc.*	40	446
Bottomline Technologies, Inc.*	18	445
Mantech International Corp. — Class A	10	444
Intermec, Inc.*	40	442
Entropic Communications, Inc.*	49	436
Brooks Automation, Inc.*	40	434
Emulex Corp.*	50	430
OSI Systems, Inc.*	10	430
Kemet Corp.*	30	429
TeleTech Holdings, Inc.*	20	422
Sonus Networks, Inc.*	130	421
Netscout Systems, Inc.*	20	418
Euronet Worldwide, Inc.*	27	416
Heartland Payment Systems, Inc.	20	412
Synaptics, Inc.*	16	412
ATMI, Inc.*	20	409
Kenexa Corp.*	17	408
DTS, Inc.*	10	406
Advanced Energy Industries, Inc.*	27	399
SS&C Technologies Holdings, Inc.*	20	397

70 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

LivePerson, Inc.*	28	$396
Infinera Corp.*	57	394
LogMeIn, Inc.*	10	386
BroadSoft, Inc.*	10	381
Ebix, Inc.*	20	381
Dice Holdings, Inc.*	28	379
Cass Information Systems, Inc.	10	378
Radiant Systems, Inc.*	18	376
Mercury Computer Systems, Inc.*	20	374
Verint Systems, Inc.*	10	370
Amkor Technology, Inc.*	60	370
CSG Systems International, Inc.*	20	370
Checkpoint Systems, Inc.*	20	358
IntraLinks Holdings, Inc.*	20	346
Applied Micro Circuits Corp.*	39	346
Newport Corp.*	19	345
Manhattan Associates, Inc.*	10	344
Avid Technology, Inc.*	18	339
Tekelec*	37	338
Forrester Research, Inc.	10	330
Brightpoint, Inc.*	40	324
Power-One, Inc.*	40	324
Silicon Image, Inc.*	50	323
SMART Modular Technologies WWH, Inc.*	35	321
Micrel, Inc.	30	317
iGate Corp.	19	310
Vocus, Inc.*	10	306
ShoreTel, Inc.*	30	306
Ceva, Inc.*	10	305
Magma Design Automation, Inc.*	38	304
United Online, Inc.	50	301
TNS, Inc.*	18	299
Silicon Graphics International Corp.*	17	292
Opnet Technologies, Inc.	7	287
Powerwave Technologies, Inc.*	97	286
Measurement Specialties, Inc.*	8	286
Hypercom Corp.*	29	285
Black Box Corp.	9	281
Monolithic Power Systems, Inc.*	18	278
Standard Microsystems Corp.*	10	270
Stratasys, Inc.*	8	270
LTX-Credence Corp.*	30	268
FARO Technologies, Inc.*	6	263
Maxwell Technologies, Inc.*	16	259
Super Micro Computer, Inc.*	16	257
Ixia*	20	256
EPIQ Systems, Inc.	18	256
Photronics, Inc.*	30	254
MTS Systems Corp.	6	251
Web.com Group, Inc.*	20	246
Interactive Intelligence Group*	7	245
Formfactor, Inc.*	27	245
Fabrinet*	10	243
GSI Group, Inc.*	20	241
OCZ Technology Group, Inc.*	30	240
Liquidity Services, Inc.*	10	236
Zoran Corp.*	28	235
Digi International, Inc.*	18	234
QuinStreet, Inc.*	18	234
Methode Electronics, Inc.	20	232
ExlService Holdings, Inc.*	10	231
KIT Digital, Inc.*	19	227
Monotype Imaging Holdings, Inc.*	16	226
Sycamore Networks, Inc.	10	222
ServiceSource International, Inc.*	10	222
Bel Fuse, Inc. — Class B	10	217
Keynote Systems, Inc.	10	216
Seachange International, Inc.*	20	216
Rudolph Technologies, Inc.*	20	214
Accelrys, Inc.*	30	213
Move, Inc.*	97	212
Ciber, Inc.*	38	211
S1 Corp.*	28	209
Amtech Systems, Inc.*	10	206
Internap Network Services Corp.*	28	206
Oclaro, Inc.*	30	202
MIPS Technologies, Inc. — Class A*	29	200
Gerber Scientific, Inc.*	18	200
VASCO Data Security International, Inc.*	16	199
EMS Technologies, Inc.*	6	198
Daktronics, Inc.	18	194
Integrated Silicon Solution, Inc.*	20	193
Electro Scientific Industries, Inc.*	10	193
Virtusa Corp.*	10	190
Kopin Corp.*	40	188
Extreme Networks*	58	188
Limelight Networks, Inc.*	41	187
Oplink Communications, Inc.*	10	186
Xyratex Ltd.*	18	185
LoopNet, Inc.*	10	184
Infospace, Inc.*	20	182
Echelon Corp.*	20	182
Advanced Analogic Technologies, Inc.*	30	182
Aeroflex Holding Corp.*	10	182
Saba Software, Inc.*	20	181
Supertex, Inc.*	8	179
Pericom Semiconductor Corp.*	20	179
SPS Commerce, Inc.*	10	178
Echo Global Logistics, Inc.*	10	178
Responsys, Inc.*	10	177
TeleNav, Inc.*	10	177
Cornerstone OnDemand, Inc.*	10	176
Active Network, Inc.*	10	176
PROS Holdings, Inc.*	10	175
CTS Corp.	18	174
Inphi Corp.*	10	174
DemandTec, Inc.*	19	173

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Electro Rent Corp.	10	$171
SciQuest, Inc.*	10	171
Imation Corp.*	18	170
AXT, Inc.*	20	170
Vishay Precision Group, Inc.*	10	169
Rubicon Technology, Inc.*	10	169
Park Electrochemical Corp.	6	168
Symmetricom, Inc.*	28	163
RealNetworks, Inc.*	48	163
Mindspeed Technologies, Inc.*	20	160
XO Group, Inc.*	16	159
Glu Mobile, Inc.*	30	158
Aviat Networks, Inc.*	40	158
MoneyGram International, Inc.*	47	156
Globecomm Systems, Inc.*	10	156
Motricity, Inc.*	20	155
Zix Corp.*	40	154
Sigma Designs, Inc.*	20	153
Nanometrics, Inc.*	8	152
Ness Technologies, Inc.*	20	151
Multi-Fineline Electronix, Inc.*	7	151
IXYS Corp.*	10	150
Envestnet, Inc.*	10	149
Immersion Corp.*	17	145
Support.com, Inc.*	30	144
THQ, Inc.*	38	138
Emcore Corp.*	50	137
Dynamics Research Corp.*	10	136
TeleCommunication Systems, Inc. — Class A*	28	135
ModusLink Global Solutions, Inc.	30	134
Stamps.com, Inc.	10	133
Pulse Electronics Corp.	30	133
Wave Systems Corp. — Class A*	47	133
Alpha & Omega Semiconductor Ltd.*	10	132
Cohu, Inc.	10	131
Rosetta Stone, Inc.*	8	129
Anaren, Inc.*	6	127
Renaissance Learning, Inc.	10	125
Global Cash Access Holdings, Inc.*	39	124
Anadigics, Inc.*	38	122
LeCroy Corp.*	10	120
Meru Networks, Inc.*	10	120
Computer Task Group, Inc.*	9	119
Actuate Corp.*	20	117
Callidus Software, Inc.*	20	117
Cray, Inc.*	18	115
Openwave Systems, Inc.*	50	115
Lionbridge Technologies, Inc.*	36	114
Exar Corp.*	18	114
Novatel Wireless, Inc.*	20	110
MoSys, Inc.*	19	109
Convio, Inc.*	10	108
Procera Networks, Inc.*	10	107
Westell Technologies, Inc. — Class A*	30	107
Zygo Corp.*	8	106
PLX Technology, Inc.*	30	104
Perficient, Inc.*	10	103
Hackett Group, Inc.*	20	102
X-Rite, Inc.*	20	99
Axcelis Technologies, Inc.*	60	98
Numerex Corp. — Class A*	10	97
SRS Labs, Inc.*	10	96
DDi Corp.	10	95
Richardson Electronics Ltd.	7	95
Rimage Corp.	7	94
Intevac, Inc.*	9	92
Ultra Clean Holdings*	10	91
FalconStor Software, Inc.*	20	90
Marchex, Inc. — Class A	10	89
DSP Group, Inc.*	10	87
MaxLinear, Inc. — Class A*	10	87
Dot Hill Systems Corp.*	30	85
Integral Systems, Inc.*	7	85
Smith Micro Software, Inc.*	20	84
Guidance Software, Inc.*	10	81
TechTarget, Inc.*	10	76
Agilysys, Inc.*	9	75
KVH Industries, Inc.*	7	74
Radisys Corp.*	10	73
GSI Technology, Inc.*	10	72
PRGX Global, Inc.*	10	71
NeoPhotonics Corp.*	10	69
Opnext, Inc.*	30	68
Deltek, Inc.*	9	67
BigBand Networks, Inc.*	30	65
ORBCOMM, Inc.*	20	63
eMagin Corp.*	10	61
PDF Solutions, Inc.*	10	60
American Software, Inc. — Class A	7	58
PC Connection, Inc.*	7	58
Ellie Mae, Inc.*	10	57
FSI International, Inc.*	20	55
Identive Group, Inc.*	20	46
Dialogic, Inc.*	10	45
Stream Global Services, Inc.*	10	33

Total Information Technology		134,478

INDUSTRIALS - 2.0%
HEICO Corp.	31	1,697
Acuity Brands, Inc.	28	1,562
Esterline Technologies Corp.*	20	1,528
Dollar Thrifty Automotive Group, Inc.*	20	1,475
Alaska Air Group, Inc.*	20	1,369
Watsco, Inc.	20	1,360
Moog, Inc. — Class A*	30	1,306
CLARCOR, Inc.	27	1,277

72 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

GT Solar International, Inc.*	78	$1,264
Woodward, Inc.	36	1,255
Hexcel Corp.*	57	1,248
Atlas Air Worldwide Holdings, Inc.*	20	1,190
Genesee & Wyoming, Inc. — Class A*	20	1,173
EMCOR Group, Inc.*	40	1,172
FTI Consulting, Inc.*	30	1,138
CoStar Group, Inc.*	19	1,126
Actuant Corp. — Class A	40	1,073
Applied Industrial Technologies, Inc.	30	1,068
United Stationers, Inc.	30	1,063
Robbins & Myers, Inc.	20	1,057
EnerSys*	30	1,033
Clean Harbors, Inc.*	10	1,032
Acacia Research — Acacia Technologies*	28	1,027
Avis Budget Group, Inc.*	60	1,025
United Rentals, Inc.*	40	1,016
Teledyne Technologies, Inc.*	20	1,007
Herman Miller, Inc.	37	1,007
Old Dominion Freight Line, Inc.*	27	1,007
Triumph Group, Inc.	10	996
Belden, Inc.	28	976
Chart Industries, Inc.*	18	972
Curtiss-Wright Corp.	30	971
Meritor, Inc.*	60	962
Brady Corp. — Class A	30	962
II-VI, Inc.*	36	922
Geo Group, Inc.*	40	921
JetBlue Airways Corp.*	150	915
Tetra Tech, Inc.*	40	900
Brink’s Co.	30	895
US Airways Group, Inc.*	100	891
Corporate Executive Board Co.	20	873
AO Smith Corp.	20	846
Rollins, Inc.	40	815
Simpson Manufacturing Company, Inc.	27	806
American Science & Engineering, Inc.	10	800
Quad	20	777
HNI Corp.	30	754
HUB Group, Inc. — Class A*	20	753
Middleby Corp.*	8	752
Werner Enterprises, Inc.	30	751
Mine Safety Appliances Co.	20	747
Kaydon Corp.	20	746
Barnes Group, Inc.	30	744
Mueller Industries, Inc.	19	720
Ceradyne, Inc.*	18	702
ABM Industries, Inc.	30	700
ESCO Technologies, Inc.	19	699
Lindsay Corp.	10	688
Beacon Roofing Supply, Inc.*	30	685
Titan International, Inc.	28	679
Swift Transportation Co. — Class A*	50	678
Forward Air Corp.	20	676
Kaman Corp.	19	674
Korn*	30	660
Ameron International Corp.	10	657
Healthcare Services Group, Inc.	40	650
SYKES Enterprises, Inc.*	30	646
Deluxe Corp.	26	642
Orbital Sciences Corp.*	38	640
Watts Water Technologies, Inc. — Class A	18	637
Knight Transportation, Inc.	36	612
MasTec, Inc.*	30	592
3D Systems Corp.*	30	591
Interface, Inc. — Class A	30	581
Amerco, Inc.*	6	577
USG Corp.*	40	574
Steelcase, Inc. — Class A	50	570
Unifirst Corp.	10	562
Briggs & Stratton Corp.	28	556
Knoll, Inc.	27	542
AAR Corp.	20	542
Albany International Corp. — Class A	20	528
Cubic Corp.	10	510
Sauer-Danfoss, Inc.*	10	504
Heartland Express, Inc.	30	497
Allegiant Travel Co. — Class A*	10	495
Consolidated Graphics, Inc.*	9	495
Granite Construction, Inc.	20	491
Aircastle Ltd.	38	483
DigitalGlobe, Inc.*	19	483
Altra Holdings, Inc.*	20	480
Sun Hydraulics Corp.	10	478
Cascade Corp.	10	476
Arkansas Best Corp.	20	475
Franklin Electric Company, Inc.	10	470
RSC Holdings, Inc.*	39	466
Advisory Board Co.*	8	463
AZZ, Inc.	10	458
Blount International, Inc.*	26	454
Skywest, Inc.	30	452
Colfax Corp.*	18	446
Trimas Corp.*	18	445
Exponent, Inc.*	10	435
TrueBlue, Inc.*	30	434
CIRCOR International, Inc.	10	428
Insituform Technologies, Inc. — Class A*	20	419
Raven Industries, Inc.	7	390
Generac Holdings, Inc.*	20	388
John Bean Technologies Corp.	20	386
Mueller Water Products, Inc. — Class A	97	386
EnPro Industries, Inc.*	8	385
Tutor Perini Corp.	20	384

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Higher One Holdings, Inc.*	20	$378
RBC Bearings, Inc.*	10	378
GeoEye, Inc.*	10	374
Badger Meter, Inc.	10	370
Interline Brands, Inc.*	20	367
Powell Industries, Inc.*	10	365
Resources Connection, Inc.	30	361
Mobile Mini, Inc.*	17	360
Wabash National Corp.*	38	356
Ennis, Inc.	20	348
TAL International Group, Inc.	10	345
Rush Enterprises, Inc. — Class A*	18	343
Astec Industries, Inc.*	9	333
Gorman-Rupp Co.	10	329
LB Foster Co. — Class A	10	329
Quanex Building Products Corp.	20	328
Dycom Industries, Inc.*	20	327
Kadant, Inc.*	10	315
Kelly Services, Inc. — Class A*	19	313
Twin Disc, Inc.	8	309
Astronics Corp.*	10	308
Textainer Group Holdings Ltd.	10	307
Standex International Corp.	10	307
G&K Services, Inc. — Class A	9	305
Navigant Consulting, Inc.*	29	304
Layne Christensen Co.*	10	303
Griffon Corp.*	29	292
Titan Machinery, Inc.*	10	288
Aerovironment, Inc.*	8	283
Swisher Hygiene, Inc. *	50	282
McGrath Rentcorp	10	281
RPX Corp.*	10	280
SFN Group, Inc.*	30	273
Huron Consulting Group, Inc.*	9	272
CRA International, Inc.*	10	271
Global Power Equipment Group, Inc.*	10	265
Federal Signal Corp.	40	262
American Superconductor Corp.*	29	262
Northwest Pipe Co.*	10	261
M&F Worldwide Corp.*	10	258
GenCorp, Inc.*	40	257
Commercial Vehicle Group, Inc.*	18	255
ICF International, Inc.*	10	254
DXP Enterprises, Inc.*	10	253
FreightCar America, Inc.*	10	253
Accuride Corp.*	20	253
A123 Systems, Inc.*	47	250
EnergySolutions, Inc.	50	247
Multi-Color Corp.	10	247
Trex Company, Inc.*	10	245
LMI Aerospace, Inc.*	10	244
Encore Wire Corp.	10	242
Team, Inc.*	10	241
Tennant Co.	6	240
H&E Equipment Services, Inc.*	17	238
ACCO Brands Corp.*	30	236
Ampco-Pittsburgh Corp.	10	234
MYR Group, Inc.*	10	234
Capstone Turbine Corp.*	150	229
Dynamic Materials Corp.	10	224
Great Lakes Dredge & Dock Corp.	40	223
Viad Corp.	10	223
Kforce, Inc.*	17	222
AAON, Inc.	10	218
Apogee Enterprises, Inc.	17	218
Park-Ohio Holdings Corp.*	10	211
Michael Baker Corp.*	10	211
CAI International, Inc.*	10	207
Ducommun, Inc.	10	206
Air Transport Services Group, Inc.*	30	205
Zipcar, Inc.*	10	204
Heidrick & Struggles International, Inc.	9	204
Gibraltar Industries, Inc.*	18	204
Force Protection, Inc.*	40	199
On Assignment, Inc.*	20	197
Marten Transport Ltd.	9	194
Primoris Services Corp.	15	193
Cenveo, Inc.*	30	192
Orion Marine Group, Inc.*	20	188
Miller Industries, Inc.	10	187
Xerium Technologies, Inc.*	10	185
Tredegar Corp.	10	183
Intersections, Inc.	10	182
Comfort Systems USA, Inc.	17	180
Greenbrier Companies, Inc.*	9	178
Insperity, Inc.	6	178
American Woodmark Corp.	10	173
Taser International, Inc.*	38	173
SeaCube Container Leasing Ltd.	10	172
US Ecology, Inc.	10	171
Universal Forest Products, Inc.	7	168
InnerWorkings, Inc.*	20	167
Schawk, Inc. — Class A	10	166
American Railcar Industries, Inc.*	7	164
Republic Airways Holdings, Inc.*	30	164
Mistras Group, Inc.*	10	162
Vicor Corp.	10	162
Columbus McKinnon Corp.*	9	162
Standard Parking Corp.*	10	160
Douglas Dynamics, Inc.	10	158
EnerNOC, Inc.*	10	157
Furmanite Corp.*	19	151
Roadrunner Transportation Systems, Inc.*	10	151
RailAmerica, Inc.*	10	150
NN, Inc.*	10	150
Hawaiian Holdings, Inc.*	26	148

74 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

CBIZ, Inc.*	20	$147
Coleman Cable, Inc.*	10	147
School Specialty, Inc.*	10	144
Satcon Technology Corp.*	60	143
Graham Corp.	7	143
Ameresco, Inc. — Class A*	10	142
Houston Wire & Cable Co.	9	140
Sterling Construction Company, Inc.*	10	138
GP Strategies Corp.*	10	137
Dolan Co.*	16	136
American Reprographics Co.*	19	134
CDI Corp.	10	133
TMS International Corp. — Class A*	10	130
Quality Distribution, Inc.*	10	130
Kimball International, Inc. — Class B	20	129
Odyssey Marine Exploration, Inc.*	40	125
Keyw Holding Corp.*	10	124
Active Power, Inc.*	50	123
Kratos Defense & Security Solutions, Inc.*	10	122
Genco Shipping & Trading Ltd.*	16	120
Thermon Group Holdings, Inc.*	10	120
Spirit Airlines, Inc.*	10	120
PMFG, Inc.*	6	119
Metalico, Inc.*	20	118
Hill International, Inc.*	20	115
Aceto Corp.	17	114
AT Cross Co. — Class A*	10	114
NCI Building Systems, Inc.*	10	114
Insteel Industries, Inc.	9	113
Casella Waste Systems, Inc. — Class A*	18	110
Hudson Highland Group, Inc.*	20	107
APAC Customer Services, Inc.*	20	107
FuelCell Energy, Inc.*	80	105
Tecumseh Products Co. — Class A*	10	102
Saia, Inc.*	6	102
Eagle Bulk Shipping, Inc.*	40	99
Broadwind Energy, Inc.*	68	99
Franklin Covey Co.*	10	97
Flow International Corp.*	27	96
Lydall, Inc.*	8	96
Courier Corp.	8	88
Pike Electric Corp.*	10	88
Energy Recovery, Inc.*	26	85
Celadon Group, Inc.*	6	84
Excel Maritime Carriers Ltd. — Class A*	27	84
Pacer International, Inc.*	17	80
UniTek Global Services, Inc.*	10	79
Covenant Transportation Group, Inc. — Class A*	10	77
PowerSecure International, Inc.*	10	72
LSI Industries, Inc.	9	71
Microvision, Inc.*	57	70
Met-Pro Corp.	6	68
Fuel Tech, Inc.*	10	66
Essex Rental Corp.*	10	66
Builders FirstSource, Inc.*	30	65
TRC Companies, Inc.*	10	63
WCA Waste Corp.*	10	58
Baltic Trading Ltd.	10	57
Valence Technology, Inc.*	40	47
Ener1, Inc.*	40	44
Ultrapetrol Bahamas Ltd.*	8	40
Total Industrials		119,013
CONSUMER DISCRETIONARY — 1.7%
Tenneco, Inc.*	40	1,763
Sotheby’s	37	1,609
Dana Holding Corp.*	87	1,592
Warnaco Group, Inc.*	29	1,515
Ascena Retail Group, Inc.*	40	1,362
Cinemark Holdings, Inc.	63	1,305
CROCS, Inc.*	50	1,288
Strayer Education, Inc.	10	1,264
Cheesecake Factory, Inc.*	40	1,255
Wolverine World Wide, Inc.	30	1,253
Rent-A-Center, Inc. — Class A	40	1,222
Life Time Fitness, Inc.*	30	1,197
Shutterfly, Inc.*	20	1,148
Brunswick Corp.	50	1,020
Domino’s Pizza, Inc.*	40	1,010
Jos A. Bank Clothiers, Inc.*	20	1,000
Live Nation Entertainment, Inc.*	87	998
Coinstar, Inc.*	18	982
Iconix Brand Group, Inc.*	40	968
Hillenbrand, Inc.	40	946
Men’s Wearhouse, Inc.	28	944
Vail Resorts, Inc.	20	924
Carter’s, Inc.*	30	923
Vitamin Shoppe, Inc.*	20	915
Pool Corp.	30	894
Aeropostale, Inc.*	50	875
Timberland Co. — Class A*	20	859
Buckle, Inc.	20	854
Arbitron, Inc.	20	827
Monro Muffler Brake, Inc.	22	820
Valassis Communications, Inc.*	27	818
Hibbett Sports, Inc.*	20	814
Matthews International Corp. — Class A	20	803
Cooper Tire & Rubber Co.	40	792
Pier 1 Imports, Inc.*	68	787
ANN, Inc.*	30	783
Saks, Inc.*	70	782
Steven Madden Ltd.*	20	750
Six Flags Entertainment Corp.	20	749
Cabela’s, Inc.*	27	733
Office Depot, Inc.*	170	717
Childrens Place Retail Stores, Inc.*	16	712
Bob Evans Farms, Inc.	20	699
New York Times Co. — Class A*	80	698

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Helen of Troy Ltd.*	20	$691
Jack in the Box, Inc.*	30	683
Penske Automotive Group, Inc.	30	682
Texas Roadhouse, Inc. — Class A	38	666
HSN, Inc.*	20	658
Express, Inc.	30	654
Orient-Express Hotels Ltd. — Class A*	60	645
Finish Line, Inc. — Class A	30	642
Columbia Sportswear Co.	10	634
Meredith Corp.	20	623
99 Cents Only Stores*	30	607
Gaylord Entertainment Co.*	20	600
Buffalo Wild Wings, Inc.*	9	597
K12, Inc.*	18	597
Pinnacle Entertainment, Inc.*	40	596
Regis Corp.	38	582
Peet’s Coffee & Tea, Inc.*	10	577
Cato Corp. — Class A	20	576
Eastman Kodak Co.*	160	573
International Speedway Corp. — Class A	20	568
Collective Brands, Inc.*	38	558
Jones Group, Inc.	50	542
Select Comfort Corp.*	30	539
Scholastic Corp.	20	532
Ascent Media Corp. — Class A*	10	530
BJ’s Restaurants, Inc.*	10	524
True Religion Apparel, Inc.*	18	523
DineEquity, Inc.*	10	523
Genesco, Inc.*	10	521
National CineMedia, Inc.	30	507
Ryland Group, Inc.	30	496
Cracker Barrel Old Country Store, Inc.	10	493
MDC Holdings, Inc.	20	493
KB Home	50	489
American Greetings Corp. — Class A	20	481
Steiner Leisure Ltd.*	10	457
American Axle & Manufacturing Holdings, Inc.*	40	455
Meritage Homes Corp.*	20	451
Ameristar Casinos, Inc.	19	450
American Public Education, Inc.*	10	445
Ruby Tuesday, Inc.*	40	431
Belo Corp. — Class A	57	429
Sonic Corp.*	40	425
Capella Education Co.*	10	418
Group 1 Automotive, Inc.	10	412
PF Chang’s China Bistro, Inc.	10	402
Modine Manufacturing Co.*	26	400
Central European Media Enterprises, Ltd. — Class A*	20	395
OfficeMax, Inc.*	50	393
Scientific Games Corp. — Class A*	37	383
Vera Bradley, Inc.*	10	382
Quiksilver, Inc.*	80	376
Asbury Automotive Group, Inc.*	20	371
Jakks Pacific, Inc.*	20	368
Red Robin Gourmet Burgers, Inc.*	10	364
MDC Partners, Inc. — Class A	20	361
CEC Entertainment, Inc.	9	361
Core-Mark Holding Company, Inc.*	10	357
Krispy Kreme Doughnuts, Inc.*	37	352
Exide Technologies*	46	351
Stewart Enterprises, Inc. — Class A	48	350
G-III Apparel Group Ltd.*	10	345
Oxford Industries, Inc.	10	338
Stage Stores, Inc.	20	336
Barnes & Noble, Inc.	20	332
America’s Car-Mart, Inc.*	10	330
Sinclair Broadcast Group, Inc.— Class A	30	329
PEP Boys-Manny Moe & Jack	30	328
Rue21, Inc.*	10	325
Churchill Downs, Inc.	7	316
Warner Music Group Corp.*	38	312
Blue Nile, Inc.*	7	308
Liz Claiborne, Inc.*	57	305
Shoe Carnival, Inc.*	10	302
Brown Shoe Company, Inc.	28	298
Fisher Communications, Inc.*	10	298
Knology, Inc.*	20	297
La-Z-Boy, Inc.*	30	296
AFC Enterprises, Inc.*	18	296
Sonic Automotive, Inc. — Class A	20	293
Charming Shoppes, Inc.*	70	291
Fred’s, Inc. — Class A	20	289
iRobot Corp.*	8	282
Shuffle Master, Inc.*	30	281
Dorman Products, Inc.*	7	277
Interval Leisure Group, Inc.*	20	274
Grand Canyon Education, Inc.*	19	269
Wet Seal, Inc. — Class A*	60	268
Boyd Gaming Corp.*	30	261
NutriSystem, Inc.	18	253
Perry Ellis International, Inc.*	10	253
Bridgepoint Education, Inc.*	10	250
Fuel Systems Solutions, Inc.*	10	250
Maidenform Brands, Inc.*	9	249
Callaway Golf Co.	40	249
Drew Industries, Inc.	10	247
Skechers U.S.A., Inc. — Class A*	17	246
Bravo Brio Restaurant Group, Inc.*	10	244
Harte-Hanks, Inc.	30	244
Stoneridge, Inc.*	16	236
Body Central Corp.*	10	235
Papa John’s International, Inc.*	7	233
Valuevision Media, Inc. — Class A*	30	229
Standard Pacific Corp.*	68	228
Denny’s Corp.*	57	221

76 | THE RYDEX SGI | VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Superior Industries International, Inc.	10	$221
GNC Holdings, Inc. — Class A*	10	218
Corinthian Colleges, Inc.*	50	213
Ethan Allen Interiors, Inc.	10	213
HOT Topic, Inc.	28	208
ReachLocal, Inc.*	10	208
Universal Electronics, Inc.*	8	202
Destination Maternity Corp.	10	200
Zumiez, Inc.*	8	200
Lions Gate Entertainment Corp.*	30	199
Universal Technical Institute, Inc.	10	198
Sturm Ruger & Company, Inc.	9	198
Lithia Motors, Inc. — Class A	10	196
EW Scripps Co. — Class A*	20	193
Stein Mart, Inc.	20	193
World Wrestling Entertainment, Inc. — Class A	20	191
California Pizza Kitchen, Inc.*	10	185
K-Swiss, Inc. — Class A*	17	181
Rentrak Corp.*	10	177
Winnebago Industries, Inc.*	18	174
Amerigon, Inc.*	10	174
Cherokee, Inc.	10	172
Lincoln Educational Services Corp.	10	172
Beazer Homes USA, Inc.*	50	169
Libbey, Inc.*	10	162
Journal Communications, Inc. — Class A*	30	155
Mac-Gray Corp.	10	155
Lumber Liquidators Holdings, Inc.*	6	152
Standard Motor Products, Inc.	10	152
Overstock.com, Inc.*	10	152
Citi Trends, Inc.*	10	151
Motorcar Parts of America, Inc.*	10	150
Leapfrog Enterprises, Inc. — Class A*	34	143
Speedway Motorsports, Inc.	10	142
Tuesday Morning Corp.*	30	140
Unifi, Inc.*	10	138
Arctic Cat, Inc.*	10	134
hhgregg, Inc.*	10	134
Talbots, Inc.*	40	134
Caribou Coffee Company, Inc.*	10	132
Casual Male Retail Group, Inc.*	30	124
Bebe Stores, Inc.	20	122
Kirkland’s, Inc.*	10	120
Smith & Wesson Holding Corp.*	40	120
Movado Group, Inc.	7	120
PetMed Express, Inc.	10	119
Lifetime Brands, Inc.	10	117
Furniture Brands International, Inc.*	28	116
Christopher & Banks Corp.	20	115
Global Traffic Network, Inc.*	10	115
RG Barry Corp.	10	113
McClatchy Co. — Class A*	40	112
Ruth’s Hospitality Group, Inc.*	20	112
Zale Corp.*	20	112
Spartan Motors, Inc.	20	108
Benihana, Inc. — Class A*	10	105
Systemax, Inc.*	7	105
Carrols Restaurant Group, Inc.*	10	104
Monarch Casino & Resort, Inc.*	10	104
Cost Plus, Inc.*	10	100
Archipelago Learning, Inc.*	10	99
M/I Homes, Inc.*	8	98
Bon-Ton Stores, Inc.	10	97
Hovnanian Enterprises, Inc. — Class A*	40	96
National American University Holdings, Inc.	10	94
Global Sources Ltd.*	10	92
Multimedia Games Holding Company, Inc.*	20	91
New York & Company, Inc.*	18	89
Marcus Corp.	9	89
Ambassadors Group, Inc.	10	88
LIN TV Corp. — Class A*	18	88
MarineMax, Inc.*	10	88
Martha Stewart Living Omnimedia — Class A*	20	87
Entercom Communications Corp. — Class A*	10	87
McCormick & Schmick’s Seafood Restaurants, Inc.*	10	86
West Marine, Inc.*	8	83
Nexstar Broadcasting Group, Inc. — Class A*	10	82
Haverty Furniture Companies, Inc.	7	81
interCLICK, Inc.*	10	80
Jamba, Inc.*	37	79
Red Lion Hotels Corp.*	10	79
Black Diamond, Inc.*	10	79
Big 5 Sporting Goods Corp.	10	79
Pacific Sunwear of California, Inc.*	30	78
US Auto Parts Network, Inc.*	10	77
Town Sports International Holdings, Inc.*	10	76
Sealy Corp.*	30	76
Audiovox Corp. — Class A*	10	76
AH Belo Corp. — Class A	10	74
Gray Television, Inc.*	28	74
O’Charleys, Inc.*	10	73
Morgans Hotel Group Co.*	10	72
PRIMEDIA, Inc.	10	70
Conn’s, Inc.*	8	69
Outdoor Channel Holdings, Inc.	10	68
Marine Products Corp.*	10	67
Summer Infant, Inc.*	8	65
Coldwater Creek, Inc.*	40	56
Luby’s, Inc.*	10	55
Isle of Capri Casinos, Inc.*	6	53

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

1-800-Flowers.com, Inc. — Class A*	17	$53
Entravision Communications Corp. — Class A*	28	52
Build-A-Bear Workshop, Inc. — Class A*	7	46
Crown Media Holdings, Inc. — Class A*	20	38
Cumulus Media, Inc. — Class A*	10	35
Cambium Learning Group, Inc.*	10	34
Orbitz Worldwide, Inc.*	9	22

Total Consumer Discretionary		99,767

HEALTH CARE — 1.6%
Healthspring, Inc.*	40	1,845
Salix Pharmaceuticals Ltd.*	40	1,593
Healthsouth Corp.*	59	1,548
WellCare Health Plans, Inc.*	30	1,542
Medicis Pharmaceutical Corp. — Class A	38	1,450
HMS Holdings Corp.*	18	1,384
Onyx Pharmaceuticals, Inc.*	38	1,341
Cubist Pharmaceuticals, Inc.*	37	1,332
STERIS Corp.	38	1,329
Cepheid, Inc.*	38	1,316
Owens & Minor, Inc.	38	1,311
Seattle Genetics, Inc.*	58	1,190
Haemonetics Corp.*	18	1,159
Alkermes, Inc.*	59	1,097
Magellan Health Services, Inc.*	20	1,095
Centene Corp.*	30	1,066
Incyte Corporation Ltd.*	50	947
Parexel International Corp.*	40	942
Volcano Corp.*	29	936
InterMune, Inc.*	26	932
Viropharma, Inc.*	50	925
Masimo Corp.	30	890
Ariad Pharmaceuticals, Inc.*	78	884
Quality Systems, Inc.	10	873
Align Technology, Inc.*	38	866
Theravance, Inc.*	38	844
PSS World Medical, Inc.*	30	840
Impax Laboratories, Inc.*	38	828
Immucor, Inc.*	40	817
MWI Veterinary Supply, Inc.*	10	808
West Pharmaceutical Services, Inc.	17	744
HeartWare International, Inc.*	10	741
athenahealth, Inc.*	18	740
Meridian Bioscience, Inc.	30	723
Questcor Pharmaceuticals, Inc.*	30	723
Exelixis, Inc.*	80	717
Arthrocare Corp.*	20	669
Insulet Corp.*	30	665
Invacare Corp.	20	664
Par Pharmaceutical Companies, Inc.*	20	660
NuVasive, Inc.*	20	658
Acorda Therapeutics, Inc.*	20	646
Kindred Healthcare, Inc.*	30	644
Air Methods Corp.*	8	598
Chemed Corp.	9	590
Auxilium Pharmaceuticals, Inc.*	30	588
Momenta Pharmaceuticals, Inc.*	30	584
Accretive Health, Inc.*	20	576
NxStage Medical, Inc.*	27	562
Immunogen, Inc.*	46	561
Cyberonics, Inc.*	20	559
DexCom, Inc.*	38	551
MAKO Surgical Corp.*	18	535
Analogic Corp.	10	526
Amsurg Corp. — Class A*	20	523
PDL BioPharma, Inc.	88	517
Isis Pharmaceuticals, Inc.*	56	513
CONMED Corp.*	18	513
Zoll Medical Corp.*	9	510
ExamWorks Group, Inc.*	20	508
Nektar Therapeutics*	69	502
Amedisys, Inc.*	18	479
Integra LifeSciences Holdings Corp.*	10	478
NPS Pharmaceuticals, Inc.*	50	472
Ironwood Pharmaceuticals, Inc. — Class A*	30	472
IPC The Hospitalist Company, Inc.*	10	464
Medicines Co.*	28	462
Neogen Corp.*	10	452
Sequenom, Inc.*	59	445
Computer Programs & Systems, Inc.	7	444
Hanger Orthopedic Group, Inc.*	18	440
ICU Medical, Inc.*	10	437
Medivation, Inc.*	20	429
Emeritus Corp.*	20	425
AVEO Pharmaceuticals, Inc.*	20	412
Molina Healthcare, Inc.*	15	407
Team Health Holdings, Inc.*	18	405
MedAssets, Inc.*	30	401
Targacept, Inc.*	19	400
Luminex Corp.*	19	397
Bio-Reference Labs, Inc.*	19	397
Vivus, Inc.*	48	391
Orthofix International N.V.*	9	382
Sunrise Senior Living, Inc.*	40	381
Gentiva Health Services, Inc.*	18	375
Landauer, Inc.	6	370
Rigel Pharmaceuticals, Inc.*	40	367
Merit Medical Systems, Inc.*	20	359
Optimer Pharmaceuticals, Inc.*	30	357
Halozyme Therapeutics, Inc.*	50	345
Jazz Pharmaceuticals, Inc.*	10	334
Micromet, Inc.*	58	333
ABIOMED, Inc.*	20	324
Affymetrix, Inc.*	40	317
Accuray, Inc.*	39	312

78 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Omnicell, Inc.*	20	$312
Geron Corp.*	77	309
Quidel Corp.*	20	303
Pharmacyclics, Inc.*	29	303
Enzon Pharmaceuticals, Inc.*	30	301
Wright Medical Group, Inc.*	20	300
Savient Pharmaceuticals, Inc.*	40	300
National Healthcare Corp.	6	297
Transcend Services, Inc.*	10	294
Hi-Tech Pharmacal Company, Inc.*	10	289
SonoSite, Inc.*	8	281
Genomic Health, Inc.*	10	279
Endologix, Inc.*	30	279
AVANIR Pharmaceuticals, Inc. — Class A*	83	279
Oncothyreon, Inc.*	30	276
Almost Family, Inc.*	10	274
Natus Medical, Inc.*	18	273
Abaxis, Inc.*	10	273
Tornier BV*	10	270
Cantel Medical Corp.	10	269
Greatbatch, Inc.*	10	268
Select Medical Holdings Corp.*	30	266
Spectrum Pharmaceuticals, Inc.*	28	259
MedQuist Holdings, Inc.*	20	258
Healthways, Inc.*	17	258
Angiodynamics, Inc.*	18	256
OraSure Technologies, Inc.*	30	256
Ardea Biosciences, Inc.*	10	255
Kensey Nash Corp.*	10	252
Opko Health, Inc.*	68	251
US Physical Therapy, Inc.	10	247
ZIOPHARM Oncology, Inc.*	40	245
Exact Sciences Corp.*	28	241
Insmed, Inc.*	20	240
Medidata Solutions, Inc.*	10	239
Pacific Biosciences of California, Inc.*	20	234
Conceptus, Inc.*	20	233
Codexis, Inc.*	24	231
LHC Group, Inc.*	10	231
Depomed, Inc.*	28	229
Caliper Life Sciences, Inc.*	28	227
Neurocrine Biosciences, Inc.*	28	225
Universal American Corp.	20	219
PharMerica Corp.*	17	217
Ensign Group, Inc.	7	213
Akorn, Inc.*	30	210
MannKind Corp.*	54	205
SIGA Technologies, Inc.*	20	195
eResearchTechnology, Inc.*	30	191
Keryx Biopharmaceuticals, Inc.*	40	189
AMAG Pharmaceuticals, Inc.*	10	188
Arqule, Inc.*	30	187
Alnylam Pharmaceuticals, Inc.*	20	187
Dynavax Technologies Corp.*	68	187
Capital Senior Living Corp.*	20	186
Exactech, Inc.*	10	180
Curis, Inc.*	50	179
Furiex Pharmaceuticals, Inc.*	10	178
Sangamo Biosciences, Inc.*	30	177
Lexicon Pharmaceuticals, Inc.*	100	176
OncoGenex Pharmaceutical, Inc.*	10	170
Assisted Living Concepts, Inc. — Class A	10	168
AMN Healthcare Services, Inc.*	20	166
Neoprobe Corp.*	50	166
Cadence Pharmaceuticals, Inc.*	18	166
Vical, Inc.*	40	165
Symmetry Medical, Inc.*	18	161
Sun Healthcare Group, Inc.*	20	160
MAP Pharmaceuticals, Inc.*	10	160
Biosante Pharmaceuticals, Inc.*	58	159
Immunomedics, Inc.*	39	159
Emergent Biosolutions, Inc.*	7	158
Cell Therapeutics, Inc.*	100	158
Merge Healthcare, Inc.*	30	156
Chelsea Therapeutics International Ltd.*	30	153
ISTA Pharmaceuticals, Inc.*	20	153
Complete Genomics, Inc.*	10	153
Triple-S Management Corp. — Class B*	7	152
Cross Country Healthcare, Inc.*	20	152
Nabi Biopharmaceuticals*	28	151
Delcath Systems, Inc.*	29	150
Achillion Pharmaceuticals, Inc.*	20	149
Cardiovascular Systems, Inc.*	10	146
Unilife Corp.*	28	145
Inhibitex, Inc.*	37	145
Cytori Therapeutics, Inc.*	30	144
Metropolitan Health Networks, Inc.*	30	144
Endocyte, Inc.*	10	143
Vanda Pharmaceuticals, Inc.*	20	143
Metabolix, Inc.*	20	143
XenoPort, Inc.*	20	142
Idenix Pharmaceuticals, Inc.*	28	140
Progenics Pharmaceuticals, Inc.*	19	136
Chindex International, Inc.*	10	136
HealthStream, Inc.*	10	133
BioScrip, Inc.*	20	130
American Dental Partners, Inc.*	10	130
AtriCure, Inc.*	10	129
Rockwell Medical Technologies, Inc.*	10	128
Arena Pharmaceuticals, Inc.*	94	128
Providence Service Corp.*	10	127
Spectranetics Corp.*	20	124
Vascular Solutions, Inc.*	10	124
Raptor Pharmaceutical Corp.*	20	124
Affymax, Inc.*	18	124
Columbia Laboratories, Inc.*	40	124

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Continucare Corp.*	20	$124
Synovis Life Technologies, Inc.*	7	122
Novavax, Inc.*	60	121
Cynosure, Inc. — Class A*	10	121
Sciclone Pharmaceuticals, Inc.*	20	121
Kendle International, Inc.*	8	121
Corcept Therapeutics, Inc.*	30	120
Ligand Pharmaceuticals, Inc. — Class B*	10	120
Dyax Corp.*	60	119
Five Star Quality Care, Inc.*	20	116
AVI BioPharma, Inc.*	80	114
Zalicus, Inc.*	48	114
CryoLife, Inc.*	20	112
Maxygen, Inc.	20	109
Antares Pharma, Inc.*	48	106
Staar Surgical Co.*	20	106
Solta Medical, Inc.*	38	105
Allos Therapeutics, Inc.*	49	105
Biolase Technology, Inc.*	20	103
Hansen Medical, Inc.*	30	102
Palomar Medical Technologies, Inc.*	9	102
Durect Corp.*	50	101
Alphatec Holdings, Inc.*	29	101
IRIS International, Inc.*	10	100
Celldex Therapeutics, Inc.*	28	99
Stereotaxis, Inc.*	28	98
Santarus, Inc.*	28	94
Cambrex Corp.*	20	92
SuperGen, Inc.*	30	89
RadNet, Inc.*	20	88
Skilled Healthcare Group, Inc. — Class A*	9	85
Pozen, Inc.*	20	84
Cerus Corp.*	28	84
Biotime, Inc.*	16	82
Anthera Pharmaceuticals, Inc.*	10	82
KV Pharmaceutical Co. — Class A*	30	82
Medcath Corp.*	6	82
Alimera Sciences, Inc.*	10	81
Medical Action Industries, Inc.*	10	82
RTI Biologics, Inc.*	30	81
Ampio Pharmaceuticals, Inc.*	10	78
SurModics, Inc.*	7	78
BioCryst Pharmaceuticals, Inc.*	20	76
DynaVox, Inc. — Class A*	10	76
Obagi Medical Products, Inc.*	8	75
Nymox Pharmaceutical Corp.*	9	75
Uroplasty, Inc.*	10	75
Peregrine Pharmaceuticals, Inc.*	38	71
Pain Therapeutics, Inc.	18	70
Enzo Biochem, Inc.*	16	68
Infinity Pharmaceuticals, Inc.*	8	66
Anacor Pharmaceuticals, Inc.*	10	65
Dusa Pharmaceuticals, Inc.*	10	62
Osiris Therapeutics, Inc.*	8	62
Array Biopharma, Inc.*	27	60
Amicus Therapeutics, Inc.*	10	59
PharmAthene, Inc.*	20	59
Synergetics USA, Inc.*	10	55
Harvard Bioscience, Inc.*	10	53
CardioNet, Inc.*	10	53
BioMimetic Therapeutics, Inc.*	10	51
Synta Pharmaceuticals Corp.*	10	50
Lannett Company, Inc.*	10	50
Albany Molecular Research, Inc.*	10	48
GTx, Inc.*	10	48
Sunesis Pharmaceuticals, Inc.*	20	42
Sucampo Pharmaceuticals, Inc. — Class A*	10	41
Zogenix, Inc.*	10	40
Acura Pharmaceuticals, Inc.*	10	39
Alliance HealthCare Services, Inc.*	10	38
Cleveland Biolabs, Inc.*	10	34
Orexigen Therapeutics, Inc.*	20	32
Bacterin International Holdings, Inc.*	10	28
Neostem, Inc.*	17	25

Total Health Care		93,720

ENERGY - 0.9%
Lufkin Industries, Inc.	20	1,721
Complete Production Services, Inc.*	50	1,668
Berry Petroleum Co. — Class A	30	1,594
Energy XXI Bermuda Ltd.*	47	1,561
Rosetta Resources, Inc.*	28	1,443
World Fuel Services Corp.	40	1,437
Patriot Coal Corp.*	63	1,402
Key Energy Services, Inc.*	77	1,386
Dril-Quip, Inc.*	20	1,357
Bill Barrett Corp.*	29	1,344
CVR Energy, Inc.*	50	1,231
Oasis Petroleum, Inc.*	40	1,187
Swift Energy Co.*	30	1,118
McMoRan Exploration Co.*	59	1,090
Helix Energy Solutions Group, Inc.*	60	994
Bristow Group, Inc.	18	918
Comstock Resources, Inc.*	30	864
Cloud Peak Energy, Inc.*	40	852
Northern Oil and Gas, Inc.*	37	820
Exterran Holdings, Inc.*	40	793
Stone Energy Corp.*	26	790
Apco Oil and Gas International, Inc.	9	782
SemGroup Corp. — Class A*	30	770
ION Geophysical Corp.*	80	757
Carrizo Oil & Gas, Inc.*	17	710
Nordic American Tanker Shipping Ltd.	27	614
Tetra Technologies, Inc.*	48	611
Kodiak Oil & Gas Corp.*	105	606
Gulfport Energy Corp.*	20	594
Contango Oil & Gas Co.*	10	584

80 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Golar LNG Ltd.	16	$558
Newpark Resources, Inc.*	60	544
Ship Finance International Ltd.	30	541
Overseas Shipholding Group, Inc.	20	539
W&T Offshore, Inc.	20	522
Western Refining, Inc.*	28	506
Resolute Energy Corp.*	29	469
Magnum Hunter Resources Corp.*	68	460
Pioneer Drilling Co.*	30	457
Frontline Ltd.	30	442
Gulfmark Offshore, Inc. — Class A*	10	442
Hyperdynamics Corp.*	100	430
James River Coal Co.*	20	416
Parker Drilling Co.*	70	410
ATP Oil & Gas Corp.*	26	398
Penn Virginia Corp.	30	396
Clean Energy Fuels Corp.*	30	394
Tesco Corp.*	20	388
Hercules Offshore, Inc.*	68	375
Cal Dive International, Inc.*	60	359
Cheniere Energy, Inc.*	38	348
Endeavour International Corp.*	23	347
Targa Resources Corp.	10	335
Goodrich Petroleum Corp.*	18	331
Global Industries Ltd.*	60	329
Gulf Island Fabrication, Inc.	10	323
Basic Energy Services, Inc.*	10	315
Petroleum Development Corp.*	10	299
Energy Partners Ltd.*	20	296
Teekay Tankers Ltd. — Class A	30	282
Amyris, Inc.*	10	281
Hornbeck Offshore Services, Inc.*	10	275
Matrix Service Co.*	20	268
FX Energy, Inc.*	30	263
Crosstex Energy, Inc.	20	238
Solazyme, Inc.*	10	230
Approach Resources, Inc.*	10	227
Georesources, Inc.*	10	225
USEC, Inc.*	67	224
Knightsbridge Tankers Ltd.	10	220
PHI, Inc.*	10	217
Petroquest Energy, Inc.*	30	211
Harvest Natural Resources, Inc.*	19	210
Rex Energy Corp.*	20	205
Scorpio Tankers, Inc.*	20	200
Vantage Drilling Co.*	109	198
Triangle Petroleum Corp.*	30	194
Abraxas Petroleum Corp.*	50	192
Venoco, Inc.*	15	191
BPZ Resources, Inc.*	58	190
Houston American Energy Corp.	10	181
Vaalco Energy, Inc.*	30	181
Global Geophysical Services, Inc.*	10	178
Westmoreland Coal Co.*	10	178
Mitcham Industries, Inc.*	10	173
Willbros Group, Inc.*	20	171
GMX Resources, Inc.*	37	165
Delek US Holdings, Inc.	10	157
Warren Resources, Inc.*	40	152
Rentech, Inc.*	136	144
DHT Holdings, Inc.	37	142
Callon Petroleum Co.*	20	140
Gastar Exploration Ltd.*	38	130
Miller Energy Resources, Inc.*	20	128
Uranium Energy Corp.*	40	122
Uranerz Energy Corp.*	40	121
Zion Oil & Gas, Inc.*	20	119
Natural Gas Services Group, Inc.*	7	113
Alon USA Energy, Inc.	10	113
Green Plains Renewable Energy, Inc.*	10	108
Union Drilling, Inc.*	10	103
Uranium Resources, Inc.*	60	100
Ur-Energy, Inc.*	60	96
General Maritime Corp.	67	90
Voyager Oil & Gas, Inc.*	30	89
Geokinetics, Inc.*	10	79
Syntroleum Corp.*	50	73
Evolution Petroleum Corp.*	10	71
L&L Energy, Inc.*	10	51
CAMAC Energy, Inc.*	37	49
Crimson Exploration, Inc.*	10	36

Total Energy		52,061

MATERIALS - 0.6%
Stillwater Mining Co.*	64	1,409
NewMarket Corp.	8	1,366
Hecla Mining Co.*	166	1,277
Coeur d’Alene Mines Corp.*	50	1,213
Olin Corp.	49	1,110
Chemtura Corp.*	60	1,092
Sensient Technologies Corp.	27	1,001
Worthington Industries, Inc.	40	924
PolyOne Corp.	58	897
Globe Specialty Metals, Inc.	40	897
Thompson Creek Metals Company, Inc.*	86	858
Eagle Materials, Inc.	30	836
OM Group, Inc.*	20	813
Balchem Corp.	18	788
RTI International Metals, Inc.*	20	767
HB Fuller Co.	30	733
Kraton Performance Polymers, Inc.*	18	705
Ferro Corp.*	50	672
Minerals Technologies, Inc.	10	663
Louisiana-Pacific Corp.*	80	651
Schweitzer-Mauduit International, Inc.	10	561
Clearwater Paper Corp.*	8	546
Kaiser Aluminum Corp.	10	546
Graphic Packaging Holding Co.*	100	544
Buckeye Technologies, Inc.	20	540
Deltic Timber Corp.	10	537

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Calgon Carbon Corp.*	30	$510
Gold Resource Corp.*	20	499
Innophos Holdings, Inc.	10	488
Georgia Gulf Corp.*	20	483
Boise, Inc.	61	475
Century Aluminum Co.*	30	470
A. Schulman, Inc.	18	453
Haynes International, Inc.	7	434
PH Glatfelter Co.	26	400
TPC Group, Inc.*	10	392
AMCOL International Corp.	10	382
Koppers Holdings, Inc.	10	379
Texas Industries, Inc.	9	375
Horsehead Holding Corp.*	28	373
Hawkins, Inc.	10	362
US Gold Corp.*	60	362
Golden Star Resources Ltd.*	160	352
Arch Chemicals, Inc.	10	344
Quaker Chemical Corp.	8	344
LSB Industries, Inc.*	8	343
Innospec, Inc.*	10	336
KapStone Paper and Packaging Corp.*	20	331
STR Holdings, Inc.*	20	298
Flotek Industries, Inc.*	30	256
Graham Packaging Company, Inc.*	10	252
Paramount Gold and Silver Corp.*	70	228
Jaguar Mining, Inc.*	47	225
Materion Corp.*	6	222
Olympic Steel, Inc.	8	220
Neenah Paper, Inc.	10	213
Omnova Solutions, Inc.*	30	209
Myers Industries, Inc.	20	206
Golden Minerals Co.*	10	178
Wausau Paper Corp.	26	175
General Moly, Inc.*	38	169
Zoltek Companies, Inc.*	16	168
AM Castle & Co.*	10	166
Noranda Aluminum Holding Corp.*	10	151
Metals USA Holdings Corp.*	10	149
Zagg, Inc.*	10	134
American Vanguard Corp.	10	130
Spartech Corp.*	20	122
FutureFuel Corp.	10	121
Zep, Inc.	6	113
Vista Gold Corp.*	40	113
Headwaters, Inc.*	36	113
Landec Corp.*	16	106
Senomyx, Inc.*	20	103
Midway Gold Corp.*	50	98
Revett Minerals, Inc.*	20	90
US Energy Corp.*	10	43
Verso Paper Corp.*	10	27

Total Materials		35,631

UTILITIES - 0.4%
Nicor, Inc.	29	1,587
New Jersey Resources Corp.	30	1,338
Cleco Corp.	38	1,324
Portland General Electric Co.	49	1,239
Piedmont Natural Gas Company, Inc.	40	1,210
Southwest Gas Corp.	30	1,158
WGL Holdings, Inc.	30	1,155
IDACORP, Inc.	28	1,106
Avista Corp.	40	1,028
UIL Holdings Corp.	30	971
South Jersey Industries, Inc.	17	923
Northwest Natural Gas Co.	20	903
El Paso Electric Co.	27	872
PNM Resources, Inc.	50	837
Allete, Inc.	19	780
Unisource Energy Corp.	20	747
NorthWestern Corp.	20	662
Atlantic Power Corp.	40	609
Black Hills Corp.	20	602
California Water Service Group	28	524
Empire District Electric Co.	27	520
CH Energy Group, Inc.	8	426
Otter Tail Corp.	20	422
MGE Energy, Inc.	10	405
Chesapeake Utilities Corp.	10	400
Dynegy, Inc. — Class A*	60	371
Central Vermont Public Service Corp.	10	361
Laclede Group, Inc.	9	340
Unitil Corp.	10	263
Connecticut Water Service, Inc.	10	256
SJW Corp.	10	242
Ormat Technologies, Inc.	10	220
American States Water Co.	6	208
Middlesex Water Co.	10	186
York Water Co.	10	166
Cadiz, Inc.*	10	109
Consolidated Water Company Ltd.	10	93

Total Utilities		24,563

CONSUMER STAPLES - 0.4%
Ruddick Corp.	29	1,263
United Natural Foods, Inc.*	29	1,237
Darling International, Inc.*	68	1,204
Nu Skin Enterprises, Inc. — Class A	30	1,127
TreeHouse Foods, Inc.*	20	1,092
Casey’s General Stores, Inc.	20	880
Boston Beer Company, Inc. — Class A*	9	806
Fresh Market, Inc.*	20	774
Diamond Foods, Inc.	10	763
Hain Celestial Group, Inc.*	20	667
Lancaster Colony Corp.	10	608
B&G Foods, Inc. — Class A	28	577
Snyders-Lance, Inc.	26	562

82 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Fresh Del Monte Produce, Inc.	20	$533
Pricesmart, Inc.	10	512
J&J Snack Foods Corp.	10	498
Rite Aid Corp.*	360	479
Sanderson Farms, Inc.	10	478
Vector Group Ltd.	26	463
Central European Distribution Corp.*	40	448
Andersons, Inc.	10	423
Weis Markets, Inc.	10	407
WD-40 Co.	10	390
Prestige Brands Holdings, Inc.*	30	385
Chiquita Brands International, Inc.*	29	378
Universal Corp.	10	377
Nash Finch Co.	10	358
Heckmann Corp.*	57	344
Star Scientific, Inc.*	72	324
Central Garden and Pet Co. — Class A*	30	304
Tootsie Roll Industries, Inc.	10	293
Elizabeth Arden, Inc.*	10	290
Spectrum Brands Holdings, Inc.*	9	288
Winn-Dixie Stores, Inc.*	30	254
Dole Food Company, Inc.*	18	243
Inter Parfums, Inc.	10	230
Seneca Foods Corp. — Class A*	8	205
Imperial Sugar Co.	10	200
Smart Balance, Inc.*	38	197
Nature’s Sunshine Products, Inc.*	10	195
Cal-Maine Foods, Inc.	6	192
Medifast, Inc.*	8	190
Calavo Growers, Inc.	9	190
Pantry, Inc.*	10	188
Spartan Stores, Inc.	9	176
Revlon, Inc. — Class A*	10	168
Pilgrim’s Pride Corp.*	30	162
Alliance One International, Inc.*	50	162
Nutraceutical International Corp.*	10	154
National Beverage Corp.	10	147
Primo Water Corp.*	10	144
Omega Protein Corp.*	10	138
Ingles Markets, Inc. — Class A	8	132
MGP Ingredients, Inc.	10	87
Craft Brewers Alliance, Inc.*	10	86
Synutra International, Inc.*	8	79
Schiff Nutrition International, Inc.	7	78
Harbinger Group, Inc.*	10	61
Female Health Co.	8	40

Total Consumer Staples		23,630

TELECOMMUNICATION SERVICES - 0.2%
Global Crossing, Ltd.*	20	768
AboveNet, Inc.	10	705
Leap Wireless International, Inc.*	40	649
Cogent Communications Group, Inc.*	26	442
Cincinnati Bell, Inc.*	120	398
PAETEC Holding Corp.*	78	374
Consolidated Communications Holdings, Inc.	18	350
Vonage Holdings Corp.*	78	344
General Communication, Inc. — Class A*	28	338
NTELOS Holdings Corp.	16	327
Neutral Tandem, Inc.*	17	296
IDT Corp. — Class B	10	270
Iridium Communications, Inc.*	30	259
Alaska Communications Systems Group, Inc.	28	248
ICO Global Communications Holdings Ltd.*	88	244
Premiere Global Services, Inc.*	30	239
Atlantic Tele-Network, Inc.	6	230
Cbeyond, Inc.*	17	225
8x8, Inc.*	40	196
Shenandoah Telecommunications Co.	10	170
SureWest Communications	10	167
USA Mobility, Inc.	10	153
HickoryTech Corp.	10	119
Towerstream Corp.*	20	100
inContact, Inc.*	20	95
Fairpoint Communications, Inc.*	10	92
Globalstar, Inc.*	58	71

Total Telecommunication Services		7,869

Total Common Stocks (Cost $408,229)		742,927

RIGHTS†† — 0.0% BlueLinx Holdings, Inc. Expires 07/25/11	10	1

Total Rights (Cost $3)		1

	Face
	Amount
REPURCHASE AGREEMENTS††,1 — 88.1%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$1,935,233	1,935,233
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	885,844	885,844
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	885,844	885,844
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	740,887	740,887

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 2x STRATEGY FUND

	Face
	amount	value
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	$729,495	$729,495

Total Repurchase Agreements (Cost $5,177,303)		5,177,303

Total Investments — 100.8% (Cost $5,585,535)		$5,920,231

Liabilities, Less Cash & Other Assets — (0.8)%		(45,730)

Total Net Assets — 100.0%		$5,874,501

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,896,580)	23	$90,085

	UNITS
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. July 2011 Russell 2000 Index Swap, Terminating 07/26/11[3] (Notional Value $2,024,270)	2,447	$73,568
Credit Suisse Capital, LLC July 2011 Russell 2000 Index Swap, Terminating 07/29/11[3] (Notional Value $5,338,294)	6,452	48,563
Goldman Sachs International July 2011 Russell 2000 Index Swap, Terminating 07/27/11[3] (Notional Value $1,811,988)	2,190	44,064

(Total Notional Value $9,174,552)		$166,195

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate. plc — Public Limited Company REIT — Real Estate Investment Trust

84 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

RUSSELL 2000® 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	June 30, 2011

Assets:
Investments, at value (cost $408,232)	$742,928
Repurchase agreements, at value (cost 5,177,303)	5,177,303
Segregated cash with broker	373,264
Unrealized appreciation on swap agreements	166,195
Receivable for swap settlement	72,107
Receivables:
Variation margin	13,110
Fund shares sold	177,006
Dividends	803

Total assets	6,722,716

Liabilities :
Payable for:
Fund shares redeemed	838,592
Management fees	4,152
Transfer agent and administrative fees	1,153
Investor service fees	1,153
Portfolio accounting fees	462
Other	2,703

Total liabilities	848,215

Net Assets	$5,874,501

Net Assets Consist of:
Paid in capital	$5,742,896
Accumulated net investment loss	(40,550)
Accumulated net realized loss on investments	(418,821)
Net unrealized appreciation on investments	590,976

Net assets	$5,874,501
Capital shares outstanding	35,836
Net asset value per share	$163.93

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends	$4,197
Interest	1,285

Total investment income	5,482

Expenses:
Management fees	22,729
Transfer agent and administrative fees	6,314
Investor service fees	6,314
Portfolio accounting fees	2,525
Trustees’ fees*	212
Professional fees	2,961
Miscellaneous	4,776

Total expenses	45,831

Net investment loss	(40,349)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	79,346
Swap agreements	207,423
Futures contracts	(64,413)

Net realized gain	222,356

Net change in unrealized appreciation (depreciation) on:
Investments	(36,997)
Swap agreements	244,395
Futures contracts	71,659

Net change in unrealized appreciation (depreciation)	279,057

Net realized and unrealized gain	501,413

Net increase in net assets resulting from operations	$461,064

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 85

RUSSELL 2000® 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(40,349)	$(42,246)
Net realized gain on investments	222,356	1,553,607
Net change in unrealized appreciation (depreciation) on investments	279,057	(234,983)

Net increase in net assets resulting from operations	461,064	1,276,378

DISTRIBUTIONS TO SHAREHOLDERS	—	—

Capital Share Transactions:
Proceeds from sale of shares	28,860,908	48,589,346
Cost of shares redeemed	(28,521,142)	(48,443,340)

Net increase from capital share transactions	339,766	146,006

Net increase in net assets	800,830	1,422,384
Net Assets:
Beginning of period	5,073,671	3,651,287

End of period	$5,874,501	$5,073,671

Accumulated net investment loss at end of period	$(40,550)	$(201)

Capital Share Activity:
Shares sold	182,276	426,047
Shares redeemed	(180,625)	(428,349)

Net increase (decrease) in shares	1,651	(2,301)

86 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

RUSSELL 2000® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009[e]	2008[e]	2007[e]	2006[b,e]

Per Share Data
Net asset value, beginning of period	$148.42	$100.07	$73.67	$224.30	$259.70	$250.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(1.26)	(1.25)	(.67)	.10	2.50	.50
Net gain (loss) on investments (realized and unrealized)	16.77	49.60	27.08	(148.93)	(35.20)	9.60

Total from investment operations	15.51	48.35	26.41	(148.83)	(32.70)	10.10

Less distributions from:
Net investment income	—	—	(.01)	(1.80)	(.10)	(.40)
Net realized gains	—	—	—	—	(2.60)	—

Total distributions	—	—	(.01)	(1.80)	(2.70)	(.40)

Net asset value, end of period	$163.93	$148.42	$100.07	$73.67	$224.30	$259.70

Total Return[d]	10.46%	48.30%	35.85%	(66.18%)	(12.59%)	4.06%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,875	$5,074	$3,651	$3,421	$6,205	$4,584

Ratios to average net assets:
Net investment income (loss)	(1.60%)	(1.11%)	(0.97%)	0.06%	0.95%	1.02%
Total expenses	1.81%	1.74%	1.75%	1.68%	1.64%	1.64%

Portfolio turnover rate	11%	100%	493%	347%	174%	60%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: October 27, 2006. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[e]	Per share amounts for the period October 27, 2006 — April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 87

FUND PROFILE (Unaudited)	June 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The Fund’s current benchmark is 150% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date : October 1, 2001
Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Healthspring, Inc.	0.1%
Sotheby’s	0.1%
Lufkin Industries, Inc.	0.1%
MFA Financial, Inc.	0.1%
Berry Petroleum Co. — Class A	0.1%
Parametric Technology Corp.	0.1%
Home Properties, Inc.	0.1%
Dana Holding Corp.	0.1%
Clean Harbors, Inc.	0.1%
Rosetta Resources, Inc.	0.1%

Top Ten Total	1.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
88 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) RUSSELL 2000® 1.5x STRATEGY FUND	June 30, 2011

	Shares	Value

COMMON STOCKS† - 9.4%

FINANCIALS - 1.9%
MFA Financial, Inc.	418	$3,361
Home Properties, Inc.	52	3,166
CBL & Associates Properties, Inc.	170	3,082
BioMed Realty Trust, Inc.	150	2,886
Signature Bank*	50	2,860
ProAssurance Corp.*	40	2,800
Hancock Holding Co.	90	2,788
Kilroy Realty Corp.	70	2,764
SVB Financial Group*	46	2,747
American Campus Communities, Inc.	77	2,735
Tanger Factory Outlet Centers	100	2,677
Hatteras Financial Corp.	94	2,654
Highwoods Properties, Inc.	80	2,650
LaSalle Hotel Properties	100	2,634
Washington Real Estate Investment Trust	80	2,602
Omega Healthcare Investors, Inc.	120	2,521
National Retail Properties, Inc.	100	2,451
Post Properties, Inc.	60	2,446
Mid-America Apartment Communities, Inc.	36	2,429
Alterra Capital Holdings Ltd.	108	2,408
Apollo Investment Corp.	230	2,348
Entertainment Properties Trust	50	2,335
Starwood Property Trust, Inc.	112	2,297
Extra Space Storage, Inc.	107	2,282
Prosperity Bancshares, Inc.	50	2,191
Stifel Financial Corp.*	60	2,152
FirstMerit Corp.	130	2,146
DiamondRock Hospitality Co.	198	2,125
CNO Financial Group, Inc.*	260	2,057
Colonial Properties Trust	100	2,040
Ezcorp, Inc. — Class A*	56	1,992
First American Financial Corp.	120	1,878
Equity Lifestyle Properties, Inc.	30	1,873
Trustmark Corp.	79	1,849
Healthcare Realty Trust, Inc.	89	1,836
DuPont Fabros Technology, Inc.	70	1,764
Cash America International, Inc.	30	1,736
Invesco Mortgage Capital, Inc.	81	1,712
Portfolio Recovery Associates, Inc.*	20	1,696
Webster Financial Corp.	80	1,682
UMB Financial Corp.	40	1,675
Iberiabank Corp.	29	1,672
Potlatch Corp.	47	1,658
First Cash Financial Services, Inc.*	39	1,638
Delphi Financial Group, Inc. — Class A	56	1,636
FNB Corp.	154	1,594
DCT Industrial Trust, Inc.	290	1,517
Northwest Bancshares, Inc.	120	1,510
Umpqua Holdings Corp.	130	1,504
Medical Properties Trust, Inc.	130	1,495
MF Global Holdings Ltd.*	192	1,486
Westamerica Bancorporation	30	1,478
Cathay General Bancorp	89	1,459
Strategic Hotels & Resorts, Inc.*	204	1,444
PHH Corp.*	70	1,436
First Financial Bankshares, Inc.	40	1,378
Redwood Trust, Inc.	90	1,361
National Health Investors, Inc.	30	1,333
Cypress Sharpridge Investments, Inc.	104	1,332
Platinum Underwriters Holdings Ltd.	40	1,330
Knight Capital Group, Inc. — Class A*	120	1,322
Park National Corp.	20	1,317
World Acceptance Corp.*	20	1,311
MGIC Investment Corp.*	220	1,309
Sunstone Hotel Investors, Inc.*	140	1,298
Wintrust Financial Corp.	40	1,287
Lexington Realty Trust	140	1,278
EastGroup Properties, Inc.	30	1,275
Astoria Financial Corp.	99	1,266
U-Store-It Trust	120	1,262
Montpelier Re Holdings Ltd.	70	1,260
BancorpSouth, Inc.	100	1,241
Sovran Self Storage, Inc.	30	1,230
Capstead Mortgage Corp.	90	1,206
Susquehanna Bancshares, Inc.	150	1,200
National Penn Bancshares, Inc.	150	1,189
Government Properties Income Trust	44	1,189
Old National Bancorp	110	1,188
United Bankshares, Inc.	48	1,175
Equity One, Inc.	63	1,174
Pebblebrook Hotel Trust	58	1,171
First Financial Bancorp	70	1,168
MB Financial, Inc.	60	1,154
Glimcher Realty Trust	120	1,140
Ocwen Financial Corp.*	89	1,136
Anworth Mortgage Asset Corp.	150	1,127
RLI Corp.	18	1,115
LTC Properties, Inc.	40	1,113
Prospect Capital Corp.	110	1,112
First Midwest Bancorp, Inc.	90	1,106
PS Business Parks, Inc.	20	1,102
Two Harbors Investment Corp.	102	1,097
Dollar Financial Corp.*	50	1,083
Glacier Bancorp, Inc.	80	1,078
Symetra Financial Corp.	80	1,074
Pennsylvania Real Estate Investment Trust	67	1,052

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	June 30, 2011

	Shares	Value

Bank of the Ozarks, Inc.	20	$1,041
Financial Engines, Inc.*	40	1,037
Texas Capital Bancshares, Inc.*	40	1,033
First Industrial Realty Trust, Inc.*	90	1,031
Franklin Street Properties Corp.	79	1,020
Acadia Realty Trust	50	1,017
International Bancshares Corp.	60	1,004
Provident Financial Services, Inc.	70	1,002
Sterling Bancshares, Inc.	122	996
Selective Insurance Group, Inc.	60	976
Solar Capital Ltd.	39	963
Tower Group, Inc.	40	953
Navigators Group, Inc.*	20	940
Cousins Properties, Inc.	110	939
Hersha Hospitality Trust — Class A	167	930
Fifth Street Finance Corp.	80	928
CVB Financial Corp.	100	925
PrivateBancorp, Inc. — Class A	67	925
First Potomac Realty Trust	60	919
Community Bank System, Inc.	37	917
American Assets Trust, Inc.	40	898
iStar Financial, Inc.*	110	892
Argo Group International Holdings Ltd.	30	892
Compass Diversified Holdings	54	890
American Equity Investment Life Holding Co.	70	890
Primerica, Inc.	40	879
Pico Holdings, Inc.*	30	870
Oritani Financial Corp.	68	870
NBT Bancorp, Inc.	39	863
Columbia Banking System, Inc.	50	861
Credit Acceptance Corp.*	10	845
Employers Holdings, Inc.	50	839
optionsXpress Holdings, Inc.	50	834
PacWest Bancorp	40	823
CreXus Investment Corp.	74	822
Associated Estates Realty Corp.	50	812
BlackRock Kelso Capital Corp.	90	807
FelCor Lodging Trust, Inc.*	150	800
Inland Real Estate Corp.	90	795
Greenlight Capital Re Ltd. — Class A*	30	789
Independent Bank Corp.	30	788
Horace Mann Educators Corp.	50	781
Investors Real Estate Trust	90	779
Chesapeake Lodging Trust	45	768
Getty Realty Corp.	30	757
MarketAxess Holdings, Inc.	30	752
Sun Communities, Inc.	20	746
Colony Financial, Inc.	41	741
KBW, Inc.	38	711
Investors Bancorp, Inc.*	50	710
Home Bancshares, Inc.	30	709
First Commonwealth Financial Corp.	120	689
Investment Technology Group, Inc.*	49	687
Education Realty Trust, Inc.	80	686
Amtrust Financial Services, Inc.	30	683
Radian Group, Inc.	160	677
BGC Partners, Inc. — Class A	87	673
Cohen & Steers, Inc.	20	663
State Bank Financial Corp.*	40	655
Brookline Bancorp, Inc.	70	649
Oriental Financial Group, Inc.	50	644
Walter Investment Management Corp.	29	644
FBL Financial Group, Inc. — Class A	20	643
Forestar Group, Inc.*	39	641
Nelnet, Inc. — Class A	29	640
City Holding Co.	19	628
Enstar Group Ltd.*	6	627
Ramco-Gershenson Properties Trust	50	619
Encore Capital Group, Inc.*	20	614
Ashford Hospitality Trust, Inc.	48	598
Meadowbrook Insurance Group, Inc.	60	595
Boston Private Financial Holdings, Inc.	90	592
Pinnacle Financial Partners, Inc.*	38	591
WesBanco, Inc.	30	590
National Financial Partners Corp.*	50	577
SCBT Financial Corp.	20	574
Western Alliance Bancorporation*	80	568
PennantPark Investment Corp.	50	560
S&T Bancorp, Inc.	30	558
Piper Jaffray Cos.*	19	547
MCG Capital Corp.	90	547
Infinity Property & Casualty Corp.	10	547
Maiden Holdings Ltd.	60	546
Tejon Ranch Co.*	16	546
Urstadt Biddle Properties, Inc. — Class A	30	543
Sandy Spring Bancorp, Inc.	30	540
Duff & Phelps Corp. — Class A	42	539
ViewPoint Financial Group	39	538
Retail Opportunity Investments Corp.	50	538
Evercore Partners, Inc. — Class A	16	533
Chemical Financial Corp.	28	525
Resource Capital Corp.	83	525
Dime Community Bancshares, Inc.	36	523

90 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	June 30, 2011

	Shares	Value

United Fire & Casualty Co.	30	$521
RLJ Lodging Trust	30	521
Newcastle Investment Corp.	90	520
Banco Latinoamericano de Comercio Exterior S.A. — Class E	30	520
Campus Crest Communities, Inc.	40	518
Simmons First National Corp. — Class A	20	513
Parkway Properties, Inc.	30	512
Hercules Technology Growth Capital, Inc.	48	505
Dynex Capital, Inc.	52	503
Sabra Healthcare REIT, Inc.	30	501
Flagstone Reinsurance Holdings S.A.	59	497
PennyMac Mortgage Investment Trust	30	497
Virtus Investment Partners, Inc.*	8	486
International. FCStone, Inc.*	20	484
Sterling Financial Corp.*	30	482
First Busey Corp.	91	481
Flushing Financial Corp.	37	481
Kansas City Life Insurance Co.	15	467
Hudson Pacific Properties, Inc.	30	466
HFF, Inc. — Class A*	30	453
AMERISAFE, Inc.*	20	452
Artio Global Investors, Inc. — Class A	40	452
Lakeland Financial Corp.	20	445
Global Indemnity plc — Class A*	20	444
Community Trust Bancorp, Inc.	16	444
Hilltop Holdings, Inc.*	50	442
ARMOUR Residential REIT, Inc.	60	441
Trustco Bank Corp.	90	441
NorthStar Realty Finance Corp.	107	431
Safety Insurance Group, Inc.	10	420
Renasant Corp.	29	420
1st Source Corp.	20	415
Advance America Cash Advance Centers, Inc.	60	413
OneBeacon Insurance Group, Ltd. — Class A	30	402
TowneBank	30	401
eHealth, Inc.*	30	401
Universal Health Realty Income Trust	10	400
WSFS Financial Corp.	10	397
Saul Centers, Inc.	10	394
CapLease, Inc.	80	393
Tompkins Financial Corp.	10	392
Chatham Lodging Trust	24	387
Hudson Valley Holding Corp.	20	386
Bancfirst Corp.	10	386
TICC Capital Corp.	40	384
Berkshire Hills Bancorp, Inc.	17	381
Sterling Bancorp — Class N	40	380
Main Street Capital Corp.	20	379
Triangle Capital Corp.	20	369
Washington Trust Bancorp, Inc.	16	368
GFI Group, Inc.	80	367
Monmouth Real Estate Investment Corp. — Class A	43	363
StellarOne Corp.	30	363
Cedar Shopping Centers, Inc.	70	361
MVC Capital, Inc.	27	357
Epoch Holding Corp.	20	357
Bank of Marin Bancorp	10	354
Banner Corp.	20	350
Rockville Financial, Inc.	35	346
Kite Realty Group Trust	69	344
Kennedy-Wilson Holdings, Inc.	28	343
Phoenix Companies, Inc.*	139	342
Summit Hotel Properties, Inc.	30	340
Southside Bancshares, Inc.	17	337
West Coast Bancorp*	20	335
Provident New York Bancorp	40	334
Winthrop Realty Trust	28	334
FPIC Insurance Group, Inc.*	8	333
State Auto Financial Corp.	19	331
Beneficial Mutual Bancorp, Inc.*	40	329
Cardinal Financial Corp.	30	329
Financial Institutions, Inc.	20	328
Camden National Corp.	10	328
Coresite Realty Corp.	20	328
First Financial Corp.	10	327
Nara Bancorp, Inc.*	40	325
Apollo Commercial Real Estate Finance, Inc.	20	322
NewStar Financial, Inc.*	30	320
Arlington Asset Investment Corp. — Class A	10	314
Univest Corporation of Pennsylvania	20	313
Harleysville Group, Inc.	10	312
Cowen Group, Inc. — Class A*	82	308
Alliance Financial Corp.	10	305
Westwood Holdings Group, Inc.	8	305
Bancorp, Inc.*	29	303
Safeguard Scientifics, Inc.*	16	302
Netspend Holdings, Inc.*	30	300
Cogdell Spencer, Inc.	49	294
Trico Bancshares	20	292
Calamos Asset Management, Inc. — Class A	20	290
Doral Financial Corp.*	148	290
Lakeland Bancorp, Inc.	29	289
Presidential Life Corp.	27	282
Central Pacific Financial Corp.*	20	280
First Community Bancshares, Inc.	20	280
First of Long Island Corp.	10	279

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	June 30, 2011

	Shares	Value

GAMCO Investors, Inc. — Class A	6	$278
Tower Bancorp, Inc.	10	274
Flagstar Bancorp, Inc.*	230	274
RAIT Financial Trust	130	273
Enterprise Financial Services Corp.	20	271
Northfield Bancorp, Inc.	19	267
Citizens, Inc.*	39	266
Washington Banking Co.	20	264
Orrstown Financial Services, Inc.	10	263
CoBiz Financial, Inc.	40	262
OceanFirst Financial Corp.	20	259
Fox Chase Bancorp, Inc.	19	257
Center Financial Corp.*	40	254
Oppenheimer Holdings, Inc. — Class A	9	254
National Bankshares, Inc.	10	250
Centerstate Banks, Inc.	36	249
United Financial Bancorp, Inc.	16	247
NGP Capital Resources Co.	30	246
Heritage Financial Corp.	19	246
STAG Industrial, Inc.	20	245
Union First Market Bankshares Corp.	20	244
Westfield Financial, Inc.	30	244
Franklin Financial Corp.*	20	241
First Interstate Bancsystem, Inc. — Class A	16	236
Heartland Financial USA, Inc.	16	233
First Merchants Corp.	26	232
Baldwin & Lyons, Inc. — Class B	10	232
Ameris Bancorp	26	231
Metro Bancorp, Inc.*	20	228
Agree Realty Corp.	10	223
Bank of Kentucky Financial Corp.	10	223
Farmer Mac — Class C	10	221
Excel Trust, Inc.	20	221
Arrow Financial Corp.	9	220
Home Federal Bancorp, Inc.	20	220
United Community Banks, Inc.*	20	215
Gladstone Investment Corp.	30	214
State Bancorp, Inc.	16	213
Eagle Bancorp, Inc.*	16	213
Bridge Bancorp, Inc.	10	213
Territorial Bancorp, Inc.	10	207
National Interstate Corp.	9	206
Harris & Harris Group, Inc.*	40	205
Crawford & Co. — Class B	29	205
First Bancorp	20	205
FBR & Co.*	60	204
Imperial Holdings, Inc.*	20	203
Wilshire Bancorp, Inc.	69	203
FXCM, Inc. — Class A	20	198
Abington Bancorp, Inc.	19	198
SeaBright Holdings, Inc.	20	198
Hanmi Financial Corp.*	183	196
Southwest Bancorp, Inc.	20	196
PMI Group, Inc.*	181	194
EMC Insurance Group, Inc.	10	191
Great Southern Bancorp, Inc.	10	190
1st United Bancorp, Inc.*	30	187
Medallion Financial Corp.	19	185
Gladstone Capital Corp.	20	185
Bryn Mawr Bank Corp.	9	182
Kearny Financial Corp.	20	182
Gleacher & Company, Inc.*	89	182
SWS Group, Inc.	30	180
Solar Senior Capital Ltd.	10	179
First Financial Holdings, Inc.	20	179
Virginia Commerce Bancorp, Inc.*	30	177
Mission West Properties, Inc.	20	176
Gladstone Commercial Corp.	10	173
Bank Mutual Corp.	47	172
MPG Office Trust, Inc.*	60	172
Merchants Bancshares, Inc.	7	171
Terreno Realty Corp.	10	170
BankFinancial Corp.	20	169
German American Bancorp, Inc.	10	166
Pacific Continental Corp.	18	165
Ladenburg Thalmann Financial Services, Inc.*	117	161
Stewart Information Services Corp.	16	160
Republic Bancorp, Inc. — Class A	8	159
Kohlberg Capital Corp.	20	159
Primus Guaranty Ltd.*	30	158
One Liberty Properties, Inc.	10	154
Citizens & Northern Corp.	10	151
Enterprise Bancorp, Inc.	10	151
MainSource Financial Group, Inc.	18	149
Golub Capital BDC, Inc.	10	149
Park Sterling Corp.*	30	149
First Bancorp, Inc.	10	149
First Pactrust Bancorp, Inc.	10	149
First Defiance Financial Corp.	10	147
Sun Bancorp, Inc.*	40	146
Edelman Financial Group, Inc.	18	142
West Bancorporation, Inc.	16	141
Suffolk Bancorp	10	140
SY Bancorp, Inc.	6	139
Meridian Interstate Bancorp, Inc.*	10	137
Avatar Holdings, Inc.*	9	137
Midsouth Bancorp, Inc.	10	136
Walker & Dunlop, Inc.*	10	133
THL Credit, Inc.	10	130
Donegal Group, Inc. — Class A	10	128
Whitestone REIT — Class B	10	127
New Mountain Finance Corp.*	10	127
Marlin Business Services Corp.*	10	126
CNB Financial Corp.	9	125
ESSA Bancorp, Inc.	10	124

92 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	June 30, 2011

	Shares	Value

Encore Bancshares, Inc.*	10	$120
Seacoast Banking Corporation of Florida*	80	120
Nicholas Financial, Inc.*	10	119
Medley Capital Corp.	10	117
American Safety Insurance Holdings Ltd.*	6	115
Sierra Bancorp	10	113
Peoples Bancorp, Inc.	10	113
JMP Group, Inc.	16	112
Bridge Capital Holdings*	10	111
Ames National Corp.	6	109
UMH Properties, Inc.	10	107
First Marblehead Corp.*	60	106
Roma Financial Corp.	10	105
OmniAmerican Bancorp, Inc.*	7	105
Center Bancorp, Inc.	10	104
Independence Holding Co.	10	104
Heritage Commerce Corp.*	20	102
Cascade Bancorp*	10	101
Cape Bancorp, Inc.*	10	100
Clifton Savings Bancorp, Inc.	9	99
Charter Financial Corp.	10	99
Hampton Roads Bankshares, Inc.*	10	99
ESB Financial Corp.	7	90
BofI Holding, Inc.*	6	86
Capital City Bank Group, Inc.	8	82
Taylor Capital Group, Inc.*	10	82
Universal Insurance Holdings, Inc.	17	79
Fortegra Financial Corp.*	10	78
Capital Bank Corp.*	20	70
CIFC Deerfield Corp.*	10	68
Gain Capital Holdings, Inc.*	10	68
Hallmark Financial Services*	8	63
Pzena Investment Management, Inc. — Class A	10	57

Total Financials		298,010

INFORMATION TECHNOLOGY — 1.7%
Parametric Technology Corp.*	139	3,187
Netlogic Microsystems, Inc.*	76	3,072
Jack Henry & Associates, Inc.	100	3,001
Aruba Networks, Inc.*	100	2,955
ADTRAN, Inc.	76	2,942
SuccessFactors, Inc.*	93	2,734
QLIK Technologies, Inc.*	80	2,725
Cavium, Inc.*	60	2,615
Hittite Microwave Corp.*	41	2,538
CACI International, Inc. — Class A*	40	2,523
Concur Technologies, Inc.*	50	2,504
Wright Express Corp.*	48	2,499
OpenTable, Inc.*	30	2,494
Omnivision Technologies, Inc.*	70	2,437
Veeco Instruments, Inc.*	50	2,421
CommVault Systems, Inc.*	50	2,223
Semtech Corp.*	80	2,187
Lawson Software, Inc.*	188	2,109
Microsemi Corp.*	100	2,050
Plantronics, Inc.	56	2,046
InterDigital, Inc.	50	2,042
Sapient Corp.*	133	1,999
Finisar Corp.*	110	1,983
Cymer, Inc.*	40	1,980
Anixter International, Inc.	30	1,960
RF Micro Devices, Inc.*	320	1,958
TriQuint Semiconductor, Inc.*	190	1,936
Progress Software Corp.*	80	1,930
FEI Co.*	50	1,910
SolarWinds, Inc.*	70	1,830
SAVVIS, Inc.*	46	1,818
Cognex Corp.	50	1,771
Rambus, Inc.*	120	1,762
Littelfuse, Inc.	30	1,762
Universal Display Corp.*	50	1,755
Aspen Technology, Inc.*	102	1,752
Netgear, Inc.*	40	1,749
Taleo Corp. — Class A*	47	1,740
Blackboard, Inc.*	40	1,736
Viasat, Inc.*	40	1,731
Arris Group, Inc.*	149	1,730
Coherent, Inc.*	30	1,658
Ancestry.com, Inc.*	40	1,656
MAXIMUS, Inc.	20	1,655
Convergys Corp.*	120	1,637
Ultimate Software Group, Inc.*	30	1,633
MicroStrategy, Inc. — Class A*	10	1,627
Entegris, Inc.*	160	1,619
Quest Software, Inc.*	70	1,591
SRA International, Inc. — Class A*	50	1,546
JDA Software Group, Inc.*	50	1,545
Fair Isaac Corp.	50	1,510
ValueClick, Inc.*	90	1,494
MKS Instruments, Inc.	56	1,480
Digital River, Inc.*	46	1,479
TiVo, Inc.*	140	1,441
j2 Global Communications, Inc.*	50	1,412
Mentor Graphics Corp.*	110	1,409
Cabot Microelectronics Corp.*	30	1,394
Plexus Corp.*	40	1,392
Take-Two Interactive Software, Inc.*	90	1,375
NetSuite, Inc.*	35	1,372
VirnetX Holding Corp.*	47	1,360
Blackbaud, Inc.	49	1,358
ACI Worldwide, Inc.*	40	1,351
Integrated Device Technology, Inc.*	170	1,336
Websense, Inc.*	50	1,299
Cardtronics, Inc.*	55	1,290

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	June 30, 2011

	Shares	Value

Mantech International Corp. — Class A	29	$1,288
Unisys Corp.*	50	1,285
Acxiom Corp.*	97	1,272
Cirrus Logic, Inc.*	78	1,240
RealD, Inc.*	50	1,170
Benchmark Electronics, Inc.*	70	1,155
Power Integrations, Inc.	30	1,153
DealerTrack Holdings, Inc.*	50	1,147
BroadSoft, Inc.*	30	1,144
Advent Software, Inc.*	40	1,127
Scansource, Inc.*	30	1,124
Radiant Systems, Inc.*	52	1,087
Spansion, Inc. — Class A*	56	1,079
Tyler Technologies, Inc.*	40	1,071
comScore, Inc.*	41	1,062
RealPage, Inc.*	40	1,059
L-1 Identity Solutions, Inc.*	90	1,058
Diodes, Inc.*	40	1,044
Heartland Payment Systems, Inc.	50	1,030
Synaptics, Inc.*	40	1,030
Blue Coat Systems, Inc.*	47	1,027
Rofin-Sinar Technologies, Inc.*	30	1,025
Tessera Technologies, Inc.*	59	1,011
Manhattan Associates, Inc.*	29	999
Earthlink, Inc.	128	985
RightNow Technologies, Inc.*	30	972
DG FastChannel, Inc.*	30	962
TTM Technologies, Inc.*	60	961
Synchronoss Technologies, Inc.*	30	952
SYNNEX Corp.*	30	951
Syntel, Inc.	16	946
Bottomline Technologies, Inc.*	38	939
Entropic Communications, Inc.*	105	933
Pegasystems, Inc.	20	931
Sanmina-SCI Corp.*	90	930
NIC, Inc.	69	929
Euronet Worldwide, Inc.*	60	925
Harmonic, Inc.*	127	918
Lattice Semiconductor Corp.*	140	913
Ultratech, Inc.*	30	911
Checkpoint Systems, Inc.*	50	894
Sourcefire, Inc.*	30	892
Insight Enterprises, Inc.*	50	885
Rogers Corp.*	19	878
FARO Technologies, Inc.*	20	876
Kulicke & Soffa Industries, Inc.*	78	869
Brooks Automation, Inc.*	80	869
OSI Systems, Inc.*	20	860
Emulex Corp.*	100	860
Quantum Corp.*	260	858
Infinera Corp.*	122	843
Comtech Telecommunications Corp.	30	841
MTS Systems Corp.	20	837
ATMI, Inc.*	40	817
Dice Holdings, Inc.*	60	811
DTS, Inc.*	20	811
Sonus Networks, Inc.*	250	810
Standard Microsystems Corp.*	30	810
Electronics for Imaging, Inc.*	47	809
Netscout Systems, Inc.*	38	794
Ceva, Inc.*	26	792
LivePerson, Inc.*	56	792
STEC, Inc.*	46	782
Calix, Inc.*	37	770
Mercury Computer Systems, Inc.*	41	766
Constant Contact, Inc.*	30	761
Verint Systems, Inc.*	20	741
Amkor Technology, Inc.*	120	740
Volterra Semiconductor Corp.*	30	740
Intermec, Inc.*	67	740
Advanced Energy Industries, Inc.*	50	740
CSG Systems International, Inc.*	40	739
Newport Corp.*	40	727
Ebix, Inc.*	38	724
Kemet Corp.*	50	715
Measurement Specialties, Inc.*	20	714
SMART Modular Technologies WWH, Inc.*	76	696
Opnet Technologies, Inc.	17	696
Loral Space & Communications, Inc.*	10	695
IntraLinks Holdings, Inc.*	40	691
Silicon Graphics International Corp.*	40	688
Stratasys, Inc.*	20	674
Kenexa Corp.*	28	671
EMS Technologies, Inc.*	20	659
LogMeIn, Inc.*	17	656
Ixia*	51	653
Brightpoint, Inc.*	80	649
Power-One, Inc.*	80	648
Travelzoo, Inc.*	10	646
Tekelec*	70	639
Micrel, Inc.	60	635
TeleTech Holdings, Inc.*	30	632
Black Box Corp.	20	625
Magma Design Automation, Inc.*	78	623
Applied Micro Circuits Corp.*	70	620
iGate Corp.	38	620
Vocus, Inc.*	20	612
United Online, Inc.	100	603
Powerwave Technologies, Inc.*	200	590
NVE Corp.*	10	584
ShoreTel, Inc.*	57	581
Electro Scientific Industries, Inc.*	30	579
Silicon Image, Inc.*	89	575
EPIQ Systems, Inc.	40	569
Monotype Imaging Holdings, Inc.*	40	565
Avid Technology, Inc.*	30	565

94 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	June 30, 2011

	Shares	Value

Interactive Intelligence Group*	16	$561
Forrester Research, Inc.	17	560
Hypercom Corp.*	57	560
PROS Holdings, Inc.*	32	560
Monolithic Power Systems, Inc.*	36	555
Formfactor, Inc.*	60	544
LTX-Credence Corp.*	60	536
SS&C Technologies Holdings, Inc.*	26	517
Photronics, Inc.*	60	508
Zoran Corp.*	60	504
Park Electrochemical Corp.	18	503
ICG Group, Inc.*	40	489
Maxwell Technologies, Inc.*	30	486
Fabrinet*	20	486
Super Micro Computer, Inc.*	30	483
OCZ Technology Group, Inc.*	60	480
Liquidity Services, Inc.*	20	472
Globecomm Systems, Inc.*	30	467
TNS, Inc.*	28	465
Methode Electronics, Inc.	40	464
ExlService Holdings, Inc.*	20	462
KIT Digital, Inc.*	38	454
IXYS Corp.*	30	449
S1 Corp.*	60	449
XO Group, Inc.*	45	448
Internap Network Services Corp.*	60	441
Keynote Systems, Inc.	20	433
Daktronics, Inc.	40	432
Rudolph Technologies, Inc.*	40	428
Accelrys, Inc.*	60	427
Anaren, Inc.*	20	425
Move, Inc.*	190	416
Xyratex Ltd.*	40	410
MIPS Technologies, Inc. — Class A*	59	408
Oclaro, Inc.*	60	403
Cohu, Inc.	30	393
Ciber, Inc.*	70	389
Nanometrics, Inc.*	20	380
Virtusa Corp.*	20	379
Cass Information Systems, Inc.	10	378
CTS Corp.	39	377
Limelight Networks, Inc.*	82	374
VASCO Data Security International, Inc.*	30	374
DemandTec, Inc.*	41	373
Oplink Communications, Inc.*	20	373
Web.com Group, Inc.*	30	370
LoopNet, Inc.*	20	368
Kopin Corp.*	78	367
Infospace, Inc.*	40	365
Digi International, Inc.*	28	364
Aeroflex Holding Corp.*	20	363
GSI Group, Inc.*	30	361
Extreme Networks*	110	356
Sycamore Networks, Inc.	16	356
TeleNav, Inc.*	20	355
QuinStreet, Inc.*	27	350
Digimarc Corp.*	10	350
Inphi Corp.*	20	348
Echelon Corp.*	38	345
Electro Rent Corp.	20	342
RealNetworks, Inc.*	100	340
Imation Corp.*	36	340
Rubicon Technology, Inc.*	20	337
Gerber Scientific, Inc.*	30	334
MoneyGram International, Inc.*	100	332
Seachange International, Inc.*	30	323
Mindspeed Technologies, Inc.*	40	320
AXT, Inc.*	37	314
Motricity, Inc.*	40	309
Perficient, Inc.*	30	308
Sigma Designs, Inc.*	40	306
Ness Technologies, Inc.*	40	303
Advanced Analogic Technologies, Inc.*	50	303
Envestnet, Inc.*	20	297
Zix Corp.*	77	296
Integrated Silicon Solution, Inc.*	30	290
THQ, Inc.*	80	290
Intevac, Inc.*	28	286
Aviat Networks, Inc.*	70	276
Emcore Corp.*	100	274
Support.com, Inc.*	57	274
Wave Systems Corp. — Class A*	97	274
Ultra Clean Holdings*	30	272
Richardson Electronics Ltd.	20	272
Pericom Semiconductor Corp.*	30	268
Symmetricom, Inc.*	46	268
Alpha & Omega Semiconductor Ltd.*	20	265
Zygo Corp.*	20	264
Glu Mobile, Inc.*	50	263
Anadigics, Inc.*	80	257
Cray, Inc.*	40	256
Exar Corp.*	40	253
Saba Software, Inc.*	28	253
American Software, Inc. — Class A	30	249
Immersion Corp.*	29	247
DSP Group, Inc.*	28	244
Integral Systems, Inc.*	20	243
Global Cash Access Holdings, Inc.*	76	242
TeleCommunication Systems, Inc. — Class A*	50	242
LeCroy Corp.*	20	241
Callidus Software, Inc.*	40	234
Actuate Corp.*	40	234
Deltek, Inc.*	31	232
Marchex, Inc. — Class A	26	231

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	June 30, 2011

	Shares	Value

MoSys, Inc.*	40	$230
Openwave Systems, Inc.*	99	227
ModusLink Global Solutions, Inc.	50	224
Supertex, Inc.*	10	224
ServiceSource International, Inc.*	10	222
Lionbridge Technologies, Inc.*	69	219
Mediamind Technologies, Inc.*	10	219
Multi-Fineline Electronix, Inc.*	10	216
Westell Technologies, Inc. — Class A*	60	214
Renaissance Learning, Inc.	17	213
KVH Industries, Inc.*	20	213
Computer Task Group, Inc.*	16	211
Amtech Systems, Inc.*	10	206
Hackett Group, Inc.*	40	204
Pulse Electronics Corp.	46	203
Dot Hill Systems Corp.*	70	199
Novatel Wireless, Inc.*	36	197
Axcelis Technologies, Inc.*	120	197
Bel Fuse, Inc. — Class B	9	195
DDi Corp.	20	191
PLX Technology, Inc.*	54	187
Communications Systems, Inc.	10	179
FalconStor Software, Inc.*	40	179
PDF Solutions, Inc.*	30	179
SPS Commerce, Inc.*	10	178
Echo Global Logistics, Inc.*	10	178
Responsys, Inc.*	10	177
Cornerstone OnDemand, Inc.*	10	176
Active Network, Inc.*	10	176
MaxLinear, Inc. — Class A*	20	173
SciQuest, Inc.*	10	171
Vishay Precision Group, Inc.*	10	169
Smith Micro Software, Inc.*	39	164
Rosetta Stone, Inc.*	10	161
Guidance Software, Inc.*	19	155
X-Rite, Inc.*	30	149
Radisys Corp.*	20	146
GSI Technology, Inc.*	20	144
PRGX Global, Inc.*	20	143
Agilysys, Inc.*	17	142
FSI International, Inc.*	50	137
Dynamics Research Corp.*	10	136
NCI, Inc. — Class A*	6	136
Demand Media, Inc.*	10	136
Stamps.com, Inc.	10	133
ORBCOMM, Inc.*	40	125
eMagin Corp.*	20	121
TechTarget, Inc.*	16	121
Identive Group, Inc.*	50	116
Opnext, Inc.*	49	112
BigBand Networks, Inc.*	50	108
Procera Networks, Inc.*	10	107
Numerex Corp. — Class A*	10	97
Meru Networks, Inc.*	8	96
SRS Labs, Inc.*	10	96
QAD, Inc. — Class A*	9	92
Dialogic, Inc.*	20	90
Convio, Inc.*	8	86
PC Connection, Inc.*	10	83
Rimage Corp.	6	81
Quepasa Corp.*	10	73
NeoPhotonics Corp.*	10	69
Ellie Mae, Inc.*	10	57
FriendFinder Networks, Inc.*	10	41
Stream Global Services, Inc.*	10	33

Total Information Technology		267,729

INDUSTRIALS - 1.4%
Clean Harbors, Inc.*	30	3,097
Esterline Technologies Corp.*	40	3,056
Genesee & Wyoming, Inc. — Class A*	50	2,932
CLARCOR, Inc.	60	2,837
Alaska Air Group, Inc.*	40	2,738
Robbins & Myers, Inc.	50	2,643
HEICO Corp.	48	2,628
Acuity Brands, Inc.	47	2,622
GT Solar International, Inc.*	149	2,414
Hexcel Corp.*	110	2,408
Woodward, Inc.	69	2,405
EMCOR Group, Inc.*	80	2,345
Old Dominion Freight Line, Inc.*	60	2,238
Dollar Thrifty Automotive Group, Inc.*	30	2,212
Actuant Corp. — Class A	80	2,146
Moog, Inc. — Class A*	48	2,089
EnerSys*	60	2,065
Belden, Inc.	59	2,057
Avis Budget Group, Inc.*	119	2,034
Teledyne Technologies, Inc.*	40	2,014
Triumph Group, Inc.	20	1,992
Herman Miller, Inc.	70	1,905
FTI Consulting, Inc.*	50	1,897
Watsco, Inc.	27	1,836
Acacia Research — Acacia Technologies*	50	1,834
Brady Corp. — Class A	57	1,827
Applied Industrial Technologies, Inc.	50	1,780
United Rentals, Inc.*	70	1,778
Geo Group, Inc.*	77	1,773
United Stationers, Inc.	50	1,772
JetBlue Airways Corp.*	290	1,769
Corporate Executive Board Co.	40	1,746
US Airways Group, Inc.*	190	1,693
AO Smith Corp.	40	1,692
Atlas Air Worldwide Holdings, Inc.*	28	1,666
CoStar Group, Inc.*	27	1,601
Tetra Tech, Inc.*	70	1,575
Curtiss-Wright Corp.	48	1,554

96 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	June 30, 2011

	Shares	Value

II-VI, Inc.*	60	$1,536
Mueller Industries, Inc.	40	1,516
HUB Group, Inc. — Class A*	40	1,506
Middleby Corp.*	16	1,505
Simpson Manufacturing Company, Inc.	50	1,493
Kaydon Corp.	40	1,493
Brink’s Co.	50	1,491
Deluxe Corp.	59	1,458
MasTec, Inc.*	73	1,440
Rollins, Inc.	70	1,427
Barnes Group, Inc.	57	1,414
Franklin Electric Company, Inc.	30	1,408
Chart Industries, Inc.*	26	1,403
ABM Industries, Inc.	60	1,400
Korn*	62	1,363
Watts Water Technologies, Inc. — Class A	38	1,346
Granite Construction, Inc.	54	1,325
AAR Corp.	48	1,300
Healthcare Services Group, Inc.	80	1,300
HNI Corp.	50	1,256
Werner Enterprises, Inc.	50	1,252
Swift Transportation Co. — Class A*	90	1,219
Titan International, Inc.	50	1,213
Knoll, Inc.	60	1,204
Knight Transportation, Inc.	70	1,189
Orbital Sciences Corp.*	70	1,179
Ceradyne, Inc.*	30	1,170
Quad	30	1,166
Interface, Inc. — Class A	60	1,162
USG Corp.*	80	1,147
Beacon Roofing Supply, Inc.*	50	1,141
GeoEye, Inc.*	30	1,122
Briggs & Stratton Corp.	56	1,112
ESCO Technologies, Inc.	30	1,104
RBC Bearings, Inc.*	29	1,095
DigitalGlobe, Inc.*	43	1,093
SYKES Enterprises, Inc.*	50	1,076
Unifirst Corp.	19	1,068
Kaman Corp.	30	1,064
Sun Hydraulics Corp.	22	1,052
Insituform Technologies, Inc. — Class A*	50	1,049
Advisory Board Co.*	18	1,042
Steelcase, Inc. — Class A	90	1,025
Raven Industries, Inc.	18	1,003
Heartland Express, Inc.	60	994
Blount International, Inc.*	56	978
Mine Safety Appliances Co.	26	971
RSC Holdings, Inc.*	81	969
Amerco, Inc.*	10	962
Aircastle Ltd.	75	954
3D Systems Corp.*	48	946
Huron Consulting Group, Inc.*	30	906
Skywest, Inc.	60	904
Insperity, Inc.	30	888
Forward Air Corp.	26	879
CIRCOR International, Inc.	20	857
Mobile Mini, Inc.*	40	848
McGrath Rentcorp	30	842
Trimas Corp.*	34	841
Allegiant Travel Co. — Class A*	17	841
Cubic Corp.	16	816
American Science & Engineering, Inc.	10	800
Tennant Co.	20	799
Tutor Perini Corp.	41	786
Exponent, Inc.*	18	783
NACCO Industries, Inc. — Class A	8	775
EnPro Industries, Inc.*	16	769
Rush Enterprises, Inc. — Class A*	40	761
Higher One Holdings, Inc.*	40	757
Wabash National Corp.*	79	740
Badger Meter, Inc.	20	740
Astec Industries, Inc.*	20	740
Interline Brands, Inc.*	40	735
Altra Holdings, Inc.*	30	720
Colfax Corp.*	29	719
Mueller Water Products, Inc. — Class A	180	716
Arkansas Best Corp.	30	712
Aerovironment, Inc.*	20	707
TAL International Group, Inc.	20	691
Albany International Corp. — Class A	26	686
TrueBlue, Inc.*	46	666
Quanex Building Products Corp.	40	656
Accuride Corp.*	50	631
G&K Services, Inc. — Class A	18	609
Navigant Consulting, Inc.*	58	608
Griffon Corp.*	60	605
Dycom Industries, Inc.*	37	605
Resources Connection, Inc.	50	602
Gorman-Rupp Co.	18	593
Ameron International Corp.	9	591
John Bean Technologies Corp.	30	580
Swisher Hygiene, Inc. *	100	563
SFN Group, Inc.*	60	545
A123 Systems, Inc.*	100	532
Global Power Equipment Group, Inc.*	20	530
Ennis, Inc.	30	522
Kforce, Inc.*	39	510
ICF International, Inc.*	20	508
Generac Holdings, Inc.*	26	504
Kelly Services, Inc. — Class A*	30	495
Consolidated Graphics, Inc.*	9	495
Trex Company, Inc.*	20	490

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited) (continued) RUSSELL 2000® 1.5x STRATEGY FUND	June 30, 2011

	Shares	Value

Layne Christensen Co.*	16	$485
Encore Wire Corp.	20	484
Tredegar Corp.	26	477
Cascade Corp.	10	476
ACCO Brands Corp.*	60	471
Titan Machinery, Inc.*	16	460
Federal Signal Corp.	70	459
AZZ, Inc.	10	458
Heidrick & Struggles International, Inc.	20	453
Gibraltar Industries, Inc.*	40	453
American Superconductor Corp.*	50	452
RailAmerica, Inc.*	30	450
Dynamic Materials Corp.	20	448
EnergySolutions, Inc.	90	445
Capstone Turbine Corp.*	290	444
GenCorp, Inc.*	68	437
EnerNOC, Inc.*	27	425
Comfort Systems USA, Inc.	40	424
Viad Corp.	19	424
H&E Equipment Services, Inc.*	30	420
AAON, Inc.	19	415
Lindsay Corp.	6	413
Air Transport Services Group, Inc.*	60	411
MYR Group, Inc.*	17	398
CBIZ, Inc.*	54	397
Force Protection, Inc.*	80	397
PMFG, Inc.*	20	397
Greenbrier Companies, Inc.*	20	395
Douglas Dynamics, Inc.	25	395
Great Lakes Dredge & Dock Corp.	70	391
Primoris Services Corp.	30	387
Twin Disc, Inc.	10	386
Team, Inc.*	16	386
Apogee Enterprises, Inc.	30	384
Cenveo, Inc.*	60	384
Universal Forest Products, Inc.	16	383
On Assignment, Inc.*	38	374
Commercial Vehicle Group, Inc.*	26	369
Powell Industries, Inc.*	10	365
Kratos Defense & Security Solutions, Inc.*	30	365
Columbus McKinnon Corp.*	20	359
Sauer-Danfoss, Inc.*	7	353
Marten Transport Ltd.	16	346
Hawaiian Holdings, Inc.*	60	342
Saia, Inc.*	20	339
Dolan Co.*	40	339
Republic Airways Holdings, Inc.*	60	328
Quality Distribution, Inc.*	25	325
Mistras Group, Inc.*	20	324
Vicor Corp.	20	323
Hurco Companies, Inc.*	10	322
Standard Parking Corp.*	20	319
Taser International, Inc.*	70	318
Furmanite Corp.*	40	318
Houston Wire & Cable Co.	20	311
Astronics Corp.*	10	308
Textainer Group Holdings Ltd.	10	307
Standex International Corp.	10	307
Metalico, Inc.*	51	301
NN, Inc.*	20	299
LB Foster Co. — Class A	9	296
School Specialty, Inc.*	20	288
Ameresco, Inc. — Class A*	20	284
American Reprographics Co.*	40	283
Orion Marine Group, Inc.*	30	282
RPX Corp.*	10	280
Celadon Group, Inc.*	20	279
Sterling Construction Company, Inc.*	20	275
US Ecology, Inc.	16	274
Satcon Technology Corp.*	110	263
TMS International Corp. — Class A*	20	261
Northwest Pipe Co.*	10	261
M&F Worldwide Corp.*	10	258
Kimball International, Inc. — Class B	40	257
DXP Enterprises, Inc.*	10	253
Insteel Industries, Inc.	20	251
Odyssey Marine Exploration, Inc.*	80	250
InnerWorkings, Inc.*	30	250
Keyw Holding Corp.*	20	248
CRA International, Inc.*	9	244
Spirit Airlines, Inc.*	20	240
Alamo Group, Inc.	10	237
Ampco-Pittsburgh Corp.	10	234
GP Strategies Corp.*	17	232
NCI Building Systems, Inc.*	20	228
Met-Pro Corp.	20	228
Lydall, Inc.*	19	227
Genco Shipping & Trading Ltd.*	30	226
Patriot Transportation Holding, Inc.*	10	224
Multi-Color Corp.	9	222
Active Power, Inc.*	90	221
Flow International Corp.*	60	214
APAC Customer Services, Inc.*	40	213
Park-Ohio Holdings Corp.*	10	211
Michael Baker Corp.*	10	211
Hudson Highland Group, Inc.*	39	209
CAI International, Inc.*	10	207
Ducommun, Inc.	10	206
Zipcar, Inc.*	10	204
Aceto Corp.	30	201
Heritage-Crystal Clean, Inc.*	10	192
International Shipholding Corp.	9	192
FuelCell Energy, Inc.*	146	191
Kadant, Inc.*	6	189
Pacer International, Inc.*	40	189

98 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

American Railcar Industries, Inc.*	8	$188
Miller Industries, Inc.	10	187
Xerium Technologies, Inc.*	10	185
Tecumseh Products Co. — Class A*	18	184
Graham Corp.	9	184
Casella Waste Systems, Inc. — Class A*	30	183
Broadwind Energy, Inc.*	126	183
Intersections, Inc.	10	182
Pike Electric Corp.*	20	177
Eagle Bulk Shipping, Inc.*	70	174
American Woodmark Corp.	10	173
SeaCube Container Leasing Ltd.	10	172
Universal Truckload Services, Inc.*	10	171
Schawk, Inc. — Class A	10	166
Hill International, Inc.*	28	161
Energy Recovery, Inc.*	49	160
LSI Industries, Inc.	20	159
Excel Maritime Carriers Ltd. — Class A*	50	155
Franklin Covey Co.*	16	155
FreightCar America, Inc.*	6	152
Roadrunner Transportation Systems, Inc.*	10	151
Coleman Cable, Inc.*	10	147
LMI Aerospace, Inc.*	6	147
PowerSecure International, Inc.*	20	144
Microvision, Inc.*	117	143
CDI Corp.	10	133
Essex Rental Corp.*	20	132
Barrett Business Services, Inc.	9	129
Ultrapetrol Bahamas Ltd.*	26	128
TRC Companies, Inc.*	20	125
Thermon Group Holdings, Inc.*	10	120
WCA Waste Corp.*	20	115
Baltic Trading Ltd.	20	115
AT Cross Co. — Class A*	10	114
Fuel Tech, Inc.*	17	113
Argan, Inc.*	10	101
Ener1, Inc.*	92	101
Builders FirstSource, Inc.*	46	99
Valence Technology, Inc.*	80	94
UniTek Global Services, Inc.*	10	79
Covenant Transportation Group, Inc. — Class A*	10	77
Courier Corp.	6	66

Total Industrials		218,003

CONSUMER DISCRETIONARY — 1.3%
Sotheby’s	80	3,480
Dana Holding Corp.*	170	3,111
Tenneco, Inc.*	70	3,085
Warnaco Group, Inc.*	50	2,613
CROCS, Inc.*	100	2,575
Wolverine World Wide, Inc.	60	2,505
Ascena Retail Group, Inc.*	70	2,383
Cinemark Holdings, Inc.	107	2,216
Cheesecake Factory, Inc.*	70	2,196
Coinstar, Inc.*	40	2,182
Timberland Co. — Class A*	50	2,149
Rent-A-Center, Inc. — Class A	70	2,139
Iconix Brand Group, Inc.*	87	2,105
Brunswick Corp.	100	2,040
Live Nation Entertainment, Inc.*	170	1,950
Men’s Wearhouse, Inc.	57	1,921
Life Time Fitness, Inc.*	48	1,916
Domino’s Pizza, Inc.*	74	1,868
Carter’s, Inc.*	60	1,846
Valassis Communications, Inc.*	60	1,818
Vail Resorts, Inc.	39	1,803
Pool Corp.	60	1,789
Meritor, Inc.*	110	1,764
Shutterfly, Inc.*	30	1,723
Hillenbrand, Inc.	70	1,655
HSN, Inc.*	50	1,646
Aeropostale, Inc.*	90	1,575
ANN, Inc.*	60	1,566
Saks, Inc.*	140	1,564
Genesco, Inc.*	30	1,563
Steven Madden Ltd.*	40	1,500
Jos A. Bank Clothiers, Inc.*	30	1,500
Six Flags Entertainment Corp.	40	1,498
Monro Muffler Brake, Inc.	40	1,492
Cracker Barrel Old Country Store, Inc.	30	1,479
BJ’s Restaurants, Inc.*	27	1,414
Bob Evans Farms, Inc.	40	1,399
Express, Inc.	64	1,395
New York Times Co. — Class A*	160	1,395
Office Depot, Inc.*	330	1,393
Pier 1 Imports, Inc.*	120	1,388
Cooper Tire & Rubber Co.	70	1,385
Jack in the Box, Inc.*	60	1,367
Cabela’s, Inc.*	50	1,357
Helen of Troy Ltd.*	39	1,347
Childrens Place Retail Stores, Inc.*	30	1,335
Vitamin Shoppe, Inc.*	29	1,327
Buckle, Inc.	30	1,281
Strayer Education, Inc.	10	1,264
Select Comfort Corp.*	70	1,259
Meredith Corp.	40	1,245
Finish Line, Inc. — Class A	58	1,241
Texas Roadhouse, Inc. — Class A	70	1,227
PF Chang’s China Bistro, Inc.	30	1,207
Matthews International Corp. — Class A	30	1,204
American Greetings Corp. — Class A	50	1,202
Gaylord Entertainment Co.*	40	1,200
Buffalo Wild Wings, Inc.*	18	1,194

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Orient-Express Hotels Ltd. — Class A*	110	$1,183
Hibbett Sports, Inc.*	29	1,181
Peet’s Coffee & Tea, Inc.*	20	1,154
Eastman Kodak Co.*	320	1,146
Penske Automotive Group, Inc.	50	1,137
Jones Group, Inc.	100	1,085
Arbitron, Inc.	26	1,075
Regis Corp.	70	1,072
Group 1 Automotive, Inc.	26	1,071
Ascent Media Corp. — Class A*	20	1,059
Collective Brands, Inc.*	70	1,028
National CineMedia, Inc.	60	1,015
99 Cents Only Stores*	50	1,012
Pinnacle Entertainment, Inc.*	67	998
K12, Inc.*	30	994
DineEquity, Inc.*	19	993
iRobot Corp.*	28	988
MDC Holdings, Inc.	40	986
Steiner Leisure Ltd.*	20	914
KB Home	90	880
Blue Nile, Inc.*	20	880
Ameristar Casinos, Inc.	37	877
American Axle & Manufacturing Holdings, Inc.*	77	876
True Religion Apparel, Inc.*	30	872
Cato Corp. — Class A	30	864
Ruby Tuesday, Inc.*	80	862
International Speedway Corp. — Class A	30	852
American Public Education, Inc.*	19	846
Capella Education Co.*	20	837
Belo Corp. — Class A	110	828
Ryland Group, Inc.	50	826
CEC Entertainment, Inc.	20	802
Scholastic Corp.	30	798
Central European Media Enterprises, Ltd. — Class A*	40	790
OfficeMax, Inc.*	100	785
Modine Manufacturing Co.*	50	768
Vera Bradley, Inc.*	20	764
Lumber Liquidators Holdings, Inc.*	30	762
Sonic Corp.*	70	744
Sonic Automotive, Inc. — Class A	50	733
Scientific Games Corp. — Class A*	70	724
Fred’s, Inc. — Class A	50	721
Maidenform Brands, Inc.*	26	719
National Presto Industries, Inc.	7	710
Quiksilver, Inc.*	150	705
G-III Apparel Group Ltd.*	20	690
Exide Technologies*	90	688
Interval Leisure Group, Inc.*	50	685
Meritage Homes Corp.*	30	677
Oxford Industries, Inc.	20	675
Stage Stores, Inc.	40	672
Krispy Kreme Doughnuts, Inc.*	70	666
Papa John’s International, Inc.*	20	665
Superior Industries International, Inc.	30	663
Stewart Enterprises, Inc. — Class A	90	657
PEP Boys-Manny Moe & Jack	60	656
GNC Holdings, Inc. — Class A*	30	654
Rue21, Inc.*	20	650
Sinclair Broadcast Group, Inc. — Class A	59	648
Ethan Allen Interiors, Inc.	30	639
Columbia Sportswear Co.	10	634
Universal Technical Institute, Inc.	30	593
La-Z-Boy, Inc.*	60	592
Warner Music Group Corp.*	72	592
Lithia Motors, Inc. — Class A	30	589
Liz Claiborne, Inc.*	110	589
Charming Shoppes, Inc.*	140	582
Red Robin Gourmet Burgers, Inc.*	16	582
Skechers U.S.A., Inc. — Class A*	39	565
Shuffle Master, Inc.*	60	561
Asbury Automotive Group, Inc.*	30	556
MDC Partners, Inc. — Class A	30	542
Wet Seal, Inc. — Class A*	120	536
Knology, Inc.*	36	535
Lincoln Educational Services Corp.	31	532
Boyd Gaming Corp.*	60	522
Brown Shoe Company, Inc.	48	511
Perry Ellis International, Inc.*	20	505
Amerigon, Inc.*	29	504
Blyth, Inc.	10	504
Bridgepoint Education, Inc.*	20	500
Callaway Golf Co.	80	498
Barnes & Noble, Inc.	30	497
Jakks Pacific, Inc.*	27	497
Drew Industries, Inc.	20	494
AFC Enterprises, Inc.*	30	494
Bravo Brio Restaurant Group, Inc.*	20	489
Denny’s Corp.*	120	466
Sturm Ruger & Company, Inc.	20	439
Grand Canyon Education, Inc.*	30	425
Zumiez, Inc.*	17	424
Fuel Systems Solutions, Inc.*	17	424
Stoneridge, Inc.*	28	413
Universal Electronics, Inc.*	16	404
Standard Pacific Corp.*	120	402
Dorman Products, Inc.*	10	396
NutriSystem, Inc.	28	394
EW Scripps Co. — Class A*	40	387
Corinthian Colleges, Inc.*	90	383

100 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Valuevision Media, Inc. — Class A*	50	$383
Harte-Hanks, Inc.	46	374
California Pizza Kitchen, Inc.*	20	369
Cavco Industries, Inc.*	8	360
Core-Mark Holding Company, Inc.*	10	357
PetMed Express, Inc.	30	355
HOT Topic, Inc.	46	342
Lions Gate Entertainment Corp.*	50	331
Libbey, Inc.*	20	324
K-Swiss, Inc. — Class A*	30	319
Churchill Downs, Inc.	7	316
Movado Group, Inc.	18	308
Beazer Homes USA, Inc.*	90	305
Shoe Carnival, Inc.*	10	302
Bebe Stores, Inc.	49	299
Fisher Communications, Inc.*	10	298
Caribou Coffee Company, Inc.*	22	291
Stein Mart, Inc.	30	289
Citi Trends, Inc.*	19	287
Winnebago Industries, Inc.*	29	280
Unifi, Inc.*	20	276
hhgregg, Inc.*	20	268
Geeknet, Inc.*	10	267
Talbots, Inc.*	80	267
MarineMax, Inc.*	30	263
Entercom Communications Corp. — Class A*	30	260
Steinway Musical Instruments, Inc.*	10	257
Journal Communications, Inc. — Class A*	48	248
World Wrestling Entertainment, Inc. — Class A	26	248
Archipelago Learning, Inc.*	25	247
Standard Motor Products, Inc.	16	244
Kirkland’s, Inc.*	20	240
Big 5 Sporting Goods Corp.	30	236
Body Central Corp.*	10	235
Tuesday Morning Corp.*	50	233
Christopher & Banks Corp.	40	230
Global Traffic Network, Inc.*	20	230
Ruth’s Hospitality Group, Inc.*	40	224
Zale Corp.*	40	224
Weyco Group, Inc.	9	221
Leapfrog Enterprises, Inc. — Class A*	52	219
Haverty Furniture Companies, Inc.	19	219
Spartan Motors, Inc.	40	216
Morgans Hotel Group Co.*	30	216
Smith & Wesson Holding Corp.*	70	210
Benihana, Inc. — Class A*	20	210
CSS Industries, Inc.	10	209
M/I Homes, Inc.*	17	208
ReachLocal, Inc.*	10	208
Casual Male Retail Group, Inc.*	50	207
Furniture Brands International, Inc.*	50	207
Cost Plus, Inc.*	20	200
Destination Maternity Corp.	10	200
America’s Car-Mart, Inc.*	6	198
West Marine, Inc.*	19	197
McClatchy Co. — Class A*	70	197
Marcus Corp.	19	188
Summer Infant, Inc.*	22	179
Rentrak Corp.*	10	177
Isle of Capri Casinos, Inc.*	20	177
Tower International, Inc.*	10	177
Ambassadors Group, Inc.	20	177
Gordmans Stores, Inc.*	10	174
Cherokee, Inc.	10	172
Johnson Outdoors, Inc. — Class A*	10	171
Jamba, Inc.*	80	171
Hovnanian Enterprises, Inc. — Class A*	70	169
REX American Resources Corp.*	10	166
McCormick & Schmick’s Seafood Restaurants, Inc.*	19	163
interCLICK, Inc.*	20	159
Gray Television, Inc.*	60	158
Black Diamond, Inc.*	20	158
Skyline Corp.	9	158
Pacific Sunwear of California, Inc.*	60	157
Town Sports International Holdings, Inc.*	20	152
Overstock.com, Inc.*	10	152
Audiovox Corp. — Class A*	20	151
Motorcar Parts of America, Inc.*	10	150
Red Lion Hotels Corp.*	19	150
Systemax, Inc.*	10	149
New York & Company, Inc.*	30	148
Conn’s, Inc.*	17	147
O’Charleys, Inc.*	20	146
LIN TV Corp. — Class A*	30	146
Sealy Corp.*	57	144
AH Belo Corp. — Class A	19	141
PRIMEDIA, Inc.	20	141
Outdoor Channel Holdings, Inc.	20	137
Multimedia Games Holding Company, Inc.*	30	136
Arctic Cat, Inc.*	10	134
Kenneth Cole Productions, Inc. — Class A*	10	125
US Auto Parts Network, Inc.*	16	123
Martha Stewart Living Omnimedia — Class A*	27	117
Build-A-Bear Workshop, Inc. — Class A*	18	117
RG Barry Corp.	10	113

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Luby’s, Inc.*	20	$110
Entravision Communications Corp. — Class A*	59	109
Syms Corp.*	10	108
Lifetime Brands, Inc.	9	106
Cumulus Media, Inc. — Class A*	30	105
Einstein Noah Restaurant Group, Inc.	7	105
Delta Apparel, Inc.*	6	102
Coldwater Creek, Inc.*	70	98
Bon-Ton Stores, Inc.	10	97
National American University Holdings, Inc.	10	94
1-800-Flowers.com, Inc. — Class A*	30	93
Mac-Gray Corp.	6	93
Global Sources Ltd.*	10	92
Crown Media Holdings, Inc. — Class A*	45	86
Speedway Motorsports, Inc.	6	85
Nexstar Broadcasting Group,
Inc. — Class A*	10	82
Shiloh Industries, Inc.	7	75
Cambium Learning Group, Inc.*	20	67
Monarch Casino & Resort, Inc.*	6	63
Carrols Restaurant Group, Inc.*	6	63
Marine Products Corp.*	9	60
Westwood One, Inc.*	10	52
Orbitz Worldwide, Inc.*	20	50

Total Consumer Discretionary		193,387

HEALTH CARE - 1.2%
Healthspring, Inc.*	79	3,644
Healthsouth Corp.*	110	2,886
Salix Pharmaceuticals Ltd.*	66	2,629
Medicis Pharmaceutical Corp. — Class A	68	2,596
WellCare Health Plans, Inc.*	50	2,570
Cubist Pharmaceuticals, Inc.*	70	2,519
Onyx Pharmaceuticals, Inc.*	70	2,471
STERIS Corp.	70	2,449
Cepheid, Inc.*	70	2,425
Owens & Minor, Inc.	70	2,414
HMS Holdings Corp.*	30	2,306
Seattle Genetics, Inc.*	110	2,257
Magellan Health Services, Inc.*	40	2,190
Centene Corp.*	60	2,132
InterMune, Inc.*	57	2,043
Alkermes, Inc.*	109	2,027
PSS World Medical, Inc.*	70	1,961
Haemonetics Corp.*	30	1,931
Incyte Corporation Ltd.*	100	1,894
Volcano Corp.*	56	1,808
Impax Laboratories, Inc.*	82	1,787
Theravance, Inc.*	80	1,777
West Pharmaceutical Services, Inc.	40	1,750
Quality Systems, Inc.	20	1,746
Zoll Medical Corp.*	30	1,700
Ariad Pharmaceuticals, Inc.*	150	1,699
Masimo Corp.	57	1,692
Parexel International Corp.*	70	1,649
athenahealth, Inc.*	40	1,644
NuVasive, Inc.*	50	1,644
Viropharma, Inc.*	88	1,628
Acorda Therapeutics, Inc.*	50	1,616
Align Technology, Inc.*	69	1,573
Questcor Pharmaceuticals, Inc.*	60	1,446
Accretive Health, Inc.*	50	1,440
Immucor, Inc.*	70	1,429
Neogen Corp.*	30	1,356
Exelixis, Inc.*	150	1,344
Par Pharmaceutical Companies, Inc.*	40	1,319
Chemed Corp.	20	1,310
Kindred Healthcare, Inc.*	60	1,288
Meridian Bioscience, Inc.	50	1,205
Auxilium Pharmaceuticals, Inc.*	61	1,196
DexCom, Inc.*	80	1,159
Isis Pharmaceuticals, Inc.*	122	1,118
MAKO Surgical Corp.*	37	1,100
Immunogen, Inc.*	90	1,097
Amsurg Corp. — Class A*	40	1,045
NxStage Medical, Inc.*	49	1,020
Insulet Corp.*	46	1,020
Arthrocare Corp.*	30	1,004
Jazz Pharmaceuticals, Inc.*	30	1,000
Invacare Corp.	30	996
Medicines Co.*	60	991
Integra LifeSciences Holdings Corp.*	20	956
Nektar Therapeutics*	130	945
PDL BioPharma, Inc.	160	939
Hanger Orthopedic Group, Inc.*	38	930
NPS Pharmaceuticals, Inc.*	98	926
Momenta Pharmaceuticals, Inc.*	47	915
Ironwood Pharmaceuticals, Inc. — Class A*	56	880
Sequenom, Inc.*	116	876
Emeritus Corp.*	40	850
Orthofix International N.V.*	20	849
Cyberonics, Inc.*	30	838
Luminex Corp.*	40	836
IPC The Hospitalist Company, Inc.*	18	834
Gentiva Health Services, Inc.*	40	833
MedAssets, Inc.*	62	828
CONMED Corp.*	29	826
Vivus, Inc.*	100	814
Molina Healthcare, Inc.*	30	814

102 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Greatbatch, Inc.*	30	$805
Amedisys, Inc.*	30	799
Medivation, Inc.*	36	771
ExamWorks Group, Inc.*	30	762
Wright Medical Group, Inc.*	50	750
Air Methods Corp.*	10	747
Rigel Pharmaceuticals, Inc.*	81	743
HeartWare International, Inc.*	10	741
Merit Medical Systems, Inc.*	40	719
Abaxis, Inc.*	26	708
Sunrise Senior Living, Inc.*	70	667
Halozyme Therapeutics, Inc.*	96	663
ABIOMED, Inc.*	40	648
MWI Veterinary Supply, Inc.*	8	646
Accuray, Inc.*	80	641
Computer Programs & Systems, Inc.	10	635
Affymetrix, Inc.*	80	634
Targacept, Inc.*	30	632
Micromet, Inc.*	110	631
Bio-Reference Labs, Inc.*	30	627
Landauer, Inc.	10	616
Ensign Group, Inc.	20	608
Healthways, Inc.*	40	607
Savient Pharmaceuticals, Inc.*	80	599
SonoSite, Inc.*	17	598
AVEO Pharmaceuticals, Inc.*	29	598
Optimer Pharmaceuticals, Inc.*	50	594
Geron Corp.*	147	589
Emergent Biosolutions, Inc.*	26	586
Team Health Holdings, Inc.*	26	585
Omnicell, Inc.*	36	561
Spectrum Pharmaceuticals, Inc.*	59	547
Endologix, Inc.*	57	530
Analogic Corp.	10	526
AVANIR Pharmaceuticals, Inc. — Class A*	154	517
MedQuist Holdings, Inc.*	40	517
Exact Sciences Corp.*	60	516
Pharmacyclics, Inc.*	49	512
Cantel Medical Corp.	19	511
Caliper Life Sciences, Inc.*	62	503
Enzon Pharmaceuticals, Inc.*	50	503
National Healthcare Corp.	10	496
Depomed, Inc.*	60	491
Ardea Biosciences, Inc.*	19	484
Neurocrine Biosciences, Inc.*	60	483
Medidata Solutions, Inc.*	20	477
Opko Health, Inc.*	128	472
Pacific Biosciences of California, Inc.*	40	468
Conceptus, Inc.*	40	467
Akorn, Inc.*	66	462
LHC Group, Inc.*	20	461
Oncothyreon, Inc.*	50	460
Quidel Corp.*	30	454
MAP Pharmaceuticals, Inc.*	28	447
Genomic Health, Inc.*	16	447
Select Medical Holdings Corp.*	50	443
Universal American Corp.	40	438
ICU Medical, Inc.*	10	437
Triple-S Management Corp. — Class B*	20	435
Angiodynamics, Inc.*	30	427
OraSure Technologies, Inc.*	50	427
AMN Healthcare Services, Inc.*	50	416
ZIOPHARM Oncology, Inc.*	67	410
Natus Medical, Inc.*	26	394
Dynavax Technologies Corp.*	142	390
SIGA Technologies, Inc.*	40	390
PharMerica Corp.*	30	383
eResearchTechnology, Inc.*	60	382
Keryx Biopharmaceuticals, Inc.*	80	378
AMAG Pharmaceuticals, Inc.*	20	376
Alnylam Pharmaceuticals, Inc.*	40	375
Unilife Corp.*	72	373
Achillion Pharmaceuticals, Inc.*	50	372
Cadence Pharmaceuticals, Inc.*	40	368
Insmed, Inc.*	30	360
Arqule, Inc.*	57	356
Lexicon Pharmaceuticals, Inc.*	200	352
MannKind Corp.*	92	350
Sangamo Biosciences, Inc.*	59	348
Symmetry Medical, Inc.*	38	341
Neoprobe Corp.*	100	332
Vical, Inc.*	80	330
Immunomedics, Inc.*	80	326
BioScrip, Inc.*	50	324
Curis, Inc.*	90	322
Cell Therapeutics, Inc.*	200	315
Merge Healthcare, Inc.*	60	312
Cytori Therapeutics, Inc.*	65	311
Chelsea Therapeutics International Ltd.*	60	306
Biosante Pharmaceuticals, Inc.*	110	302
Assisted Living Concepts, Inc. — Class A	18	302
Transcend Services, Inc.*	10	294
Cardiovascular Systems, Inc.*	20	291
Idenix Pharmaceuticals, Inc.*	58	290
Hi-Tech Pharmacal Company, Inc.*	10	289
Kendle International, Inc.*	19	287
Endocyte, Inc.*	20	286
Metabolix, Inc.*	40	286
Young Innovations, Inc.	10	285
XenoPort, Inc.*	40	285
Affymax, Inc.*	41	282
Corvel Corp.*	6	281
Capital Senior Living Corp.*	30	279

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Columbia Laboratories, Inc.*	90	$278
Inhibitex, Inc.*	70	274
Sagent Pharmaceuticals, Inc.*	10	270
Tornier BV*	10	270
Nabi Biopharmaceuticals*	50	269
HealthStream, Inc.*	20	265
Codexis, Inc.*	27	260
Medcath Corp.*	19	258
AtriCure, Inc.*	20	258
Delcath Systems, Inc.*	50	258
Rockwell Medical Technologies, Inc.*	20	257
Providence Service Corp.*	20	253
Vascular Solutions, Inc.*	20	248
Raptor Pharmaceutical Corp.*	40	248
US Physical Therapy, Inc.	10	247
Almost Family, Inc.*	9	247
Sciclone Pharmaceuticals, Inc.*	40	242
Sun Healthcare Group, Inc.*	30	241
Dyax Corp.*	120	238
Arena Pharmaceuticals, Inc.*	173	235
Five Star Quality Care, Inc.*	40	232
ISTA Pharmaceuticals, Inc.*	30	229
AVI BioPharma, Inc.*	160	229
Cross Country Healthcare, Inc.*	30	228
Kensey Nash Corp.*	9	227
Palomar Medical Technologies, Inc.*	20	226
Metropolitan Health Networks, Inc.*	47	225
Biospecifics Technologies Corp.*	10	224
Spectranetics Corp.*	36	224
Novavax, Inc.*	110	222
Antares Pharma, Inc.*	100	221
American Dental Partners, Inc.*	17	220
Corcept Therapeutics, Inc.*	55	219
Zalicus, Inc.*	92	219
Maxygen, Inc.	40	219
Staar Surgical Co.*	40	212
SuperGen, Inc.*	70	209
Ligand Pharmaceuticals, Inc. — Class B*	17	203
Santarus, Inc.*	60	202
IRIS International, Inc.*	20	200
Alphatec Holdings, Inc.*	56	195
Solta Medical, Inc.*	70	193
Allos Therapeutics, Inc.*	90	193
SurModics, Inc.*	17	189
Anthera Pharmaceuticals, Inc.*	23	188
Progenics Pharmaceuticals, Inc.*	26	187
Dusa Pharmaceuticals, Inc.*	30	187
Vanda Pharmaceuticals, Inc.*	26	186
Continucare Corp.*	30	185
ePocrates, Inc.*	10	184
Durect Corp.*	90	183
Stereotaxis, Inc.*	52	183
Cerus Corp.*	60	180
Obagi Medical Products, Inc.*	19	179
Furiex Pharmaceuticals, Inc.*	10	178
Celldex Therapeutics, Inc.*	50	178
RadNet, Inc.*	40	176
Medtox Scientific, Inc.	10	175
Synovis Life Technologies, Inc.*	10	174
Hansen Medical, Inc.*	50	171
OncoGenex Pharmaceutical, Inc.*	10	170
Skilled Healthcare Group, Inc. — Class A*	18	170
Enzo Biochem, Inc.*	40	170
CryoLife, Inc.*	30	168
Fluidigm Corp.*	10	168
Synergetics USA, Inc.*	30	165
KV Pharmaceutical Co. — Class A*	60	163
RTI Biologics, Inc.*	60	163
Harvard Bioscience, Inc.*	30	160
CardioNet, Inc.*	30	159
Aegerion Pharmaceuticals, Inc.*	10	158
Infinity Pharmaceuticals, Inc.*	19	157
Array Biopharma, Inc.*	70	157
Ampio Pharmaceuticals, Inc.*	20	156
Biolase Technology, Inc.*	30	154
Biotime, Inc.*	30	154
Complete Genomics, Inc.*	10	153
Pain Therapeutics, Inc.	39	151
Synta Pharmaceuticals Corp.*	30	151
Uroplasty, Inc.*	20	150
Peregrine Pharmaceuticals, Inc.*	80	149
Albany Molecular Research, Inc.*	30	144
Nymox Pharmaceutical Corp.*	17	142
Osiris Therapeutics, Inc.*	18	139
Cambrex Corp.*	30	139
Chindex International, Inc.*	10	136
Medical Action Industries, Inc.*	16	130
Pozen, Inc.*	30	126
Pacira Pharmaceuticals, Inc.*	10	120
Amicus Therapeutics, Inc.*	20	119
PharmAthene, Inc.*	40	118
Alliance HealthCare Services, Inc.*	29	110
Transcept Pharmaceuticals, Inc.*	10	109
Exactech, Inc.*	6	108
BioCryst Pharmaceuticals, Inc.*	27	103
BioMimetic Therapeutics, Inc.*	20	102
Cleveland Biolabs, Inc.*	30	102
Lannett Company, Inc.*	20	100
Cynosure, Inc. — Class A*	8	97
GTx, Inc.*	20	96
Cornerstone Therapeutics, Inc.*	10	90
Bacterin International Holdings, Inc.*	30	85
BG Medicine, Inc.*	10	80

104 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Trius Therapeutics, Inc.*	10	$79
DynaVox, Inc. — Class A*	10	76
Anacor Pharmaceuticals, Inc.*	10	65
Sunesis Pharmaceuticals, Inc.*	30	63
Orexigen Therapeutics, Inc.*	38	60
Alimera Sciences, Inc.*	7	57
Neostem, Inc.*	38	56
Sucampo Pharmaceuticals, Inc. — Class A*	10	41
Zogenix, Inc.*	10	40
Acura Pharmaceuticals, Inc.*	9	35

Total Health Care		178,111

ENERGY - 0.7%
Lufkin Industries, Inc.	40	3,442
Berry Petroleum Co. — Class A	60	3,188
Rosetta Resources, Inc.*	60	3,092
Bill Barrett Corp.*	65	3,013
Complete Production Services, Inc.*	90	3,002
Energy XXI Bermuda Ltd.*	87	2,890
World Fuel Services Corp.	77	2,767
Dril-Quip, Inc.*	40	2,713
Key Energy Services, Inc.*	150	2,700
Patriot Coal Corp.*	113	2,515
CVR Energy, Inc.*	97	2,388
Carrizo Oil & Gas, Inc.*	55	2,296
McMoRan Exploration Co.*	123	2,273
Oasis Petroleum, Inc.*	70	2,078
Bristow Group, Inc.	40	2,041
Helix Energy Solutions Group, Inc.*	120	1,987
Stone Energy Corp.*	59	1,793
Swift Energy Co.*	48	1,789
Comstock Resources, Inc.*	60	1,727
Northern Oil and Gas, Inc.*	69	1,528
Cloud Peak Energy, Inc.*	70	1,491
ION Geophysical Corp.*	149	1,410
Exterran Holdings, Inc.*	70	1,388
Gulfport Energy Corp.*	46	1,366
Nordic American Tanker Shipping Ltd.	60	1,364
Gulfmark Offshore, Inc. — Class A*	30	1,326
SemGroup Corp. — Class A*	50	1,283
Golar LNG Ltd.	36	1,256
Kodiak Oil & Gas Corp.*	210	1,212
Tetra Technologies, Inc.*	90	1,146
OYO Geospace Corp.*	11	1,100
Western Refining, Inc.*	60	1,084
W&T Offshore, Inc.	40	1,045
Newpark Resources, Inc.*	110	998
Basic Energy Services, Inc.*	30	944
Pioneer Drilling Co.*	60	914
Ship Finance International Ltd.	50	901
Magnum Hunter Resources Corp.*	133	899
Petroleum Development Corp.*	30	897
Frontline Ltd.	60	884
Apco Oil and Gas International, Inc.	10	869
Hornbeck Offshore Services, Inc.*	30	825
Parker Drilling Co.*	140	819
Overseas Shipholding Group, Inc.	30	808
Resolute Energy Corp.*	50	808
Tesco Corp.*	40	776
Hyperdynamics Corp.*	180	774
Hercules Offshore, Inc.*	140	771
James River Coal Co.*	36	750
Clean Energy Fuels Corp.*	56	736
ATP Oil & Gas Corp.*	46	704
Cheniere Energy, Inc.*	76	696
Targa Resources Corp.	20	669
Knightsbridge Tankers Ltd.	30	661
Cal Dive International, Inc.*	110	658
Global Industries Ltd.*	120	658
Penn Virginia Corp.	47	621
Endeavour International Corp.*	41	618
Crosstex Energy, Inc.	50	595
Approach Resources, Inc.*	26	589
Contango Oil & Gas Co.*	10	584
Gulf Island Fabrication, Inc.	18	581
Amyris, Inc.*	20	562
Goodrich Petroleum Corp.*	30	552
FX Energy, Inc.*	60	527
Clayton Williams Energy, Inc.*	8	480
Petroquest Energy, Inc.*	68	477
Teekay Tankers Ltd. — Class A	50	470
USEC, Inc.*	140	468
Harvest Natural Resources, Inc.*	40	441
PHI, Inc.*	20	435
Georesources, Inc.*	19	427
Willbros Group, Inc.*	50	427
Rex Energy Corp.*	40	411
Matrix Service Co.*	30	401
BPZ Resources, Inc.*	120	394
Energy Partners Ltd.*	26	385
Abraxas Petroleum Corp.*	100	383
Vantage Drilling Co.*	202	368
Vaalco Energy, Inc.*	60	361
Venoco, Inc.*	28	357
Global Geophysical Services, Inc.*	20	356
Callon Petroleum Co.*	50	351
Houston American Energy Corp.	19	344
Dawson Geophysical Co.*	10	341
GMX Resources, Inc.*	73	325
Triangle Petroleum Corp.*	50	323
Delek US Holdings, Inc.	20	314
Warren Resources, Inc.*	80	305
DHT Holdings, Inc.	77	295

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Panhandle Oil and Gas, Inc. — Class A	10	$295
Rentech, Inc.*	260	276
Scorpio Tankers, Inc.*	26	260
Miller Energy Resources, Inc.*	39	250
Uranerz Energy Corp.*	80	242
Gastar Exploration Ltd.*	69	237
Uranium Energy Corp.*	76	233
Solazyme, Inc.*	10	230
Green Plains Renewable Energy, Inc.*	19	205
Ur-Energy, Inc.*	120	192
General Maritime Corp.	140	189
Uranium Resources, Inc.*	110	184
Zion Oil & Gas, Inc.*	30	179
Voyager Oil & Gas, Inc.*	60	178
Westmoreland Coal Co.*	10	178
Mitcham Industries, Inc.*	10	173
RigNet, Inc.*	10	170
Union Drilling, Inc.*	16	165
Gevo, Inc.*	10	157
Evolution Petroleum Corp.*	19	135
L&L Energy, Inc.*	26	133
Syntroleum Corp.*	87	128
Natural Gas Services Group, Inc.*	7	113
Alon USA Energy, Inc.	10	113
Crimson Exploration, Inc.*	30	107
CAMAC Energy, Inc.*	73	97
Hallador Energy Co.	10	96
Geokinetics, Inc.*	10	79

Total Energy		103,974

MATERIALS - 0.5%
Stillwater Mining Co.*	118	2,597
Hecla Mining Co.*	330	2,538
Coeur d’Alene Mines Corp.*	100	2,426
Sensient Technologies Corp.	60	2,224
Olin Corp.	90	2,039
Chemtura Corp.*	110	2,002
Thompson Creek Metals Company, Inc.*	180	1,796
PolyOne Corp.	110	1,702
Kraton Performance Polymers, Inc.*	42	1,645
OM Group, Inc.*	40	1,626
Worthington Industries, Inc.	70	1,617
Globe Specialty Metals, Inc.	70	1,569
RTI International Metals, Inc.*	37	1,420
Eagle Materials, Inc.	50	1,394
HB Fuller Co.	56	1,368
Innophos Holdings, Inc.	28	1,366
Buckeye Technologies, Inc.	50	1,349
Ferro Corp.*	100	1,344
Minerals Technologies, Inc.	20	1,326
Louisiana-Pacific Corp.*	149	1,213
NewMarket Corp.	7	1,195
Calgon Carbon Corp.*	70	1,190
Texas Industries, Inc.	28	1,166
AMCOL International Corp.	30	1,145
Balchem Corp.	26	1,138
Schweitzer-Mauduit International, Inc.	20	1,123
Arch Chemicals, Inc.	30	1,033
Graphic Packaging Holding Co.*	188	1,023
Innospec, Inc.*	30	1,008
Kaiser Aluminum Corp.	18	983
Georgia Gulf Corp.*	40	966
TPC Group, Inc.*	24	941
Century Aluminum Co.*	60	939
Boise, Inc.	120	935
A. Schulman, Inc.	37	932
Quaker Chemical Corp.	20	860
Graham Packaging Company, Inc.*	33	832
LSB Industries, Inc.*	19	815
PH Glatfelter Co.	50	769
KapStone Paper and Packaging Corp.*	46	762
Gold Resource Corp.*	30	748
Materion Corp.*	20	739
US Gold Corp.*	120	724
Koppers Holdings, Inc.	19	721
Stepan Co.	10	709
Clearwater Paper Corp.*	10	683
Golden Star Resources Ltd.*	300	660
STR Holdings, Inc.*	44	657
Horsehead Holding Corp.*	49	653
Haynes International, Inc.	10	619
Zep, Inc.	30	567
Flotek Industries, Inc.*	60	511
Jaguar Mining, Inc.*	100	478
Universal Stainless & Alloy*	10	468
Paramount Gold and Silver Corp.*	140	456
Noranda Aluminum Holding Corp.*	30	454
Deltic Timber Corp.	8	430
Myers Industries, Inc.	40	411
Wausau Paper Corp.	60	404
American Vanguard Corp.	30	389
Neenah Paper, Inc.	17	362
General Moly, Inc.*	80	357
Omnova Solutions, Inc.*	50	348
AM Castle & Co.*	20	332
Zoltek Companies, Inc.*	30	316
AEP Industries, Inc.*	10	292
Olympic Steel, Inc.	10	275
Zagg, Inc.*	20	268
Senomyx, Inc.*	48	247
Spartech Corp.*	40	244
FutureFuel Corp.	20	242
Vista Gold Corp.*	80	226

106 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Headwaters, Inc.*	70	$219
Hawkins, Inc.	6	217
Landec Corp.*	30	198
NL Industries, Inc.	10	184
Golden Minerals Co.*	10	178
Midway Gold Corp.*	90	176
KMG Chemicals, Inc.	10	168
Chase Corp.	10	168
Handy & Harman Ltd.*	10	154
Revett Minerals, Inc.*	30	135
US Energy Corp.*	29	124
Metals USA Holdings Corp.*	7	104
Verso Paper Corp.*	17	46

Total Materials		71,377

CONSUMER STAPLES - 0.3%
Ruddick Corp.	62	2,699
United Natural Foods, Inc.*	58	2,475
Darling International, Inc.*	136	2,407
Diamond Foods, Inc.	30	2,290
Nu Skin Enterprises, Inc. — Class A	60	2,253
TreeHouse Foods, Inc.*	37	2,021
Casey’s General Stores, Inc.	40	1,760
Sanderson Farms, Inc.	29	1,386
Hain Celestial Group, Inc.*	40	1,334
Snyders-Lance, Inc.	60	1,298
B&G Foods, Inc. — Class A	60	1,237
Fresh Market, Inc.*	30	1,160
Universal Corp.	30	1,130
Fresh Del Monte Produce, Inc.	40	1,067
Pricesmart, Inc.	20	1,025
Central European Distribution Corp.*	90	1,008
J&J Snack Foods Corp.	20	997
Lancaster Colony Corp.	16	973
Rite Aid Corp.*	690	918
Boston Beer Company, Inc. — Class A*	10	896
Tootsie Roll Industries, Inc.	30	878
Elizabeth Arden, Inc.*	30	871
Vector Group Ltd.	48	854
WD-40 Co.	20	781
Andersons, Inc.	18	761
Prestige Brands Holdings, Inc.*	57	732
Coca-Cola Bottling Company Consolidated	10	677
Heckmann Corp.*	110	664
Chiquita Brands International, Inc.*	50	651
Spectrum Brands Holdings, Inc.*	20	640
Central Garden and Pet Co. — Class A*	60	609
Winn-Dixie Stores, Inc.*	70	592
Spartan Stores, Inc.	30	586
Star Scientific, Inc.*	129	580
Pantry, Inc.*	30	564
Cal-Maine Foods, Inc.	16	511
Dole Food Company, Inc.*	36	487
Medifast, Inc.*	18	427
Weis Markets, Inc.	10	407
Inter Parfums, Inc.	16	368
Smart Balance, Inc.*	70	363
Nash Finch Co.	10	358
Pilgrim’s Pride Corp.*	60	325
Alliance One International, Inc.*	100	323
Omega Protein Corp.*	20	276
Seneca Foods Corp. — Class A*	10	256
USANA Health Sciences, Inc.*	8	250
Limoneira Co.	10	226
Imperial Sugar Co.	10	200
Nature’s Sunshine Products, Inc.*	10	195
Synutra International, Inc.*	18	177
Revlon, Inc. — Class A*	10	168
Village Super Market, Inc. — Class A	6	166
Ingles Markets, Inc. — Class A	10	165
Oil-Dri Corporation of America	7	150
Calavo Growers, Inc.	7	147
National Beverage Corp.	10	146
Primo Water Corp.*	10	144
Nutraceutical International Corp.*	9	138
Susser Holdings Corp.*	8	126
Schiff Nutrition International, Inc.	10	112
Lifeway Foods, Inc.*	10	112
Farmer Brothers Co.	10	101
MGP Ingredients, Inc.	10	87
Craft Brewers Alliance, Inc.*	10	86
Female Health Co.	17	85
Harbinger Group, Inc.*	10	61

Total Consumer Staples		47,917

UTILITIES - 0.3%
Nicor, Inc.	50	2,737
Piedmont Natural Gas Company, Inc.	80	2,421
IDACORP, Inc.	60	2,370
Cleco Corp.	67	2,335
WGL Holdings, Inc.	60	2,309
Portland General Electric Co.	90	2,275
New Jersey Resources Corp.	50	2,231
South Jersey Industries, Inc.	40	2,172
UIL Holdings Corp.	60	1,941
Southwest Gas Corp.	50	1,930
Avista Corp.	70	1,798
PNM Resources, Inc.	100	1,674
El Paso Electric Co.	49	1,583
Allete, Inc.	37	1,518
Black Hills Corp.	50	1,504

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

	Shares	Value

Unisource Energy Corp.	40	$1,493
Northwest Natural Gas Co.	30	1,354
NorthWestern Corp.	40	1,324
Atlantic Power Corp.	80	1,218
MGE Energy, Inc.	30	1,216
Laclede Group, Inc.	30	1,135
Empire District Electric Co.	50	963
CH Energy Group, Inc.	18	959
California Water Service Group	50	935
Otter Tail Corp.	40	844
Dynegy, Inc. — Class A*	120	743
Central Vermont Public Service Corp.	20	723
American States Water Co.	18	624
Ormat Technologies, Inc.	20	440
Chesapeake Utilities Corp.	10	400
SJW Corp.	16	388
Middlesex Water Co.	19	353
Pennichuck Corp.	10	288
Connecticut Water Service, Inc.	10	256
Consolidated Water Company Ltd.	19	177
York Water Co.	10	166
Unitil Corp.	6	158
Artesian Resources Corp. — Class A	8	144
Cadiz, Inc.*	10	109

Total Utilities		47,208

TELECOMMUNICATION SERVICES — 0.1%
AboveNet, Inc.	30	2,114
Global Crossing, Ltd.*	40	1,535
Leap Wireless International, Inc.*	70	1,136
NTELOS Holdings Corp.	40	817
Cogent Communications Group, Inc.*	47	799
Cincinnati Bell, Inc.*	230	764
Vonage Holdings Corp.*	162	714
PAETEC Holding Corp.*	149	714
Neutral Tandem, Inc.*	40	697
General Communication, Inc. — Class A*	50	604
Consolidated Communications Holdings, Inc.	30	583
IDT Corp. — Class B	20	540
ICO Global Communications Holdings Ltd.*	176	488
Premiere Global Services, Inc.*	60	479
Shenandoah Telecommunications Co.	28	477
USA Mobility, Inc.	30	458
Alaska Communications Systems Group, Inc.	50	443
Iridium Communications, Inc.*	50	432
Cbeyond, Inc.*	27	357
Atlantic Tele-Network, Inc.	9	345
8x8, Inc.*	70	342
SureWest Communications	20	334
Fairpoint Communications, Inc.*	30	276
HickoryTech Corp.	20	238
Towerstream Corp.*	40	200
inContact, Inc.*	40	190
Globalstar, Inc.*	122	150
Boingo Wireless, Inc.*	10	91

Total Telecommunication Services		16,317

Total Common Stocks (Cost $721,553)		1,442,033

WARRANTS†† — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	52	41

Total Warrants (Cost $—)		41

RIGHTS†† — 0.0% BlueLinx Holdings, Inc. Expires 07/25/11	10	2

Total Rights (Cost $3)		2

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 — 85.9%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$4,727,214	$4,727,214
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	2,292,344	2,292,344
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	2,292,344	2,292,344
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	1,917,233	1,917,233
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	1,887,752	1,887,752

Total Repurchase Agreements (Cost $13,116,887)		13,116,887

Total Investments — 95.3% (Cost $13,838,443)		$14,558,963

Cash & Other Assets, Less Liabilities — 4.7%		719,602

Total Net Assets — 100.0%		$15,278,565

108 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
RUSSELL 2000® 1.5x STRATEGY FUND

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2011 Russell 2000 Index
Mini Futures Contracts (Aggregate Value of Contracts $742,140)	9	$8,970

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2011 Russell 2000 Index Swap, Terminating 07/27/11[3] (Notional Value $15,236,601)	18,414	$359,304
Morgan Stanley Capital Services, Inc. July 2011 Russell 2000 Index Swap, Terminating 07/26/11[3] (Notional Value $3,634,581)	4,393	132,091
Credit Suisse Capital, LLC July 2011 Russell 2000 Index Swap, Terminating 07/29/11[3] (Notional Value $1,858,950)	2,247	16,911

(Total Notional Value
$20,730,132)		$508,306

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate. plc — Public Limited Company REIT — Real Estate Investment Trust

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 109

RUSSELL 2000® 1.5x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
 June 30, 2011

Assets:
Investments, at value (cost $721,556)	$1,442,076
Repurchase agreements, at value (cost 13,116,887)	13,116,887
Segregated cash with broker	557,159
Unrealized appreciation on swap agreements	508,306
Receivable for swap settlement	66,722
Receivables:
Variation margin	5,130
Securities sold	665
Dividends	1,666

Total assets	15,698,611

Liabilities:
Fund shares redeemed	396,962
Payable for:
Management fees	8,871
Transfer agent and administrative fees	2,464
Investor service fees	2,464
Portfolio accounting fees	986
Other	8,299

Total liabilities	420,046

Net assets	$15,278,565

Net assets consist of:
Paid in capital	$21,720,771
Accumulated net investment loss	(133,789)
Accumulated net realized loss on investments	(7,546,213)
Net unrealized appreciation on investments	1,237,796

Net assets	$15,278,565
Capital shares outstanding	464,714
Net asset value per share	$32.88

STATEMENT OF OPERATIONS (Unaudited)
 Period Ended June 30, 2011

Investment Income:
Dividends	$10,331
Interest	5,372

Total investment income	15,703

Expenses:
Management fees	73,584
Transfer agent and administrative fees	20,440
Investor service fees	20,440
Portfolio accounting fees	8,176
Trustees’ fees*	755
Professional fees	10,518
Miscellaneous	14,807

Total expenses	148,720

Net investment loss	(133,017)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	425,811
Swap agreements	(52,097)
Futures contracts	243,956

Net realized gain	617,670

Net change in unrealized appreciation
(depreciation) on:
Investments	(327,785)
Swap agreements	688,778

Futures contracts	(11,175)

Net change in unrealized appreciation (depreciation)	349,818

Net realized and unrealized gain	967,488

Net increase in net assets resulting from operations	$834,471

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

110 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

RUSSELL 2000 ® 1.5x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(133,017)	$(158,445)
Net realized gain on investments	617,670	2,460,035
Net change in unrealized appreciation (depreciation) on investments	349,818	(550,603)

Net increase in net assets resulting from operations	834,471	1,750,987

Distributions to shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares	70,351,016	192,625,276
Cost of shares redeemed	(73,193,010)	187,677,270

Net increase (decrease) from capital share transactions	(2,841,994)	4,948,006

Net increase (decrease) in net assets	(2,007,523)	6,698,993
Net assets:
Beginning of period	17,286,088	10,587,095

End of period	$15,278,565	$17,286,088

Accumulated net investment loss at end of period	$(133,789)	$(772)

Capital share activity:
Shares sold	2,195,809	7,843,412
Shares redeemed	(2,298,819)	(7,755,086)

Net increase (decrease) in shares	(103,010)	88,326

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 111

RUSSELL 2000® 1.5x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$30.45	$22.08	$16.57	$34.20	$41.14	$34.14

Income (loss) from investment operations:
Net investment income (loss)[b]	(.26)	(.27)	(.14)	.01	.49	.19
Net gain (loss) on investments (realized and unrealized)	2.69	8.64	5.65	(17.58)	(3.26)	6.93

Total from investment operations	2.43	8.37	5.51	(17.57)	(2.77)	7.12

Less distributions from:
Net investment income	—	—	—	(.06)	(.96)	(.12)
Net realized gains	—	—	—	—	(3.21)	—

Total distributions	—	—	—	(.06)	(4.17)	(.12)

Net asset value, end of period	$32.88	$30.45	$22.08	$16.57	$34.20	$41.14

Total Return[c]	7.98%	37.85%	33.31%	(51.36%)	(6.74%)	20.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,279	$17,286	$10,587	$13,978	$21,879	$73,112

Ratios to average net assets:
Net investment income (loss)	(1.63%)	(1.11%)	(0.83%)	0.05%	1.16%	0.49%
Total expenses	1.82%	1.74%	1.74%	1.68%	1.66%	1.64%

Portfolio turnover rate	8%	253%	376%	490%	354%	380%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

112 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
INVERSE RUSSELL 2000® STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: May 3, 2004
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
INVERSE RUSSELL 2000® STRATEGY FUND

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† — 43.6%
Farmer Mac[1] 0.04% due 07/01/11	$1,000,000	$1,000,000
Federal Farm Credit Bank[1] 0.01% due 07/20/11	1,000,000	999,995

Total Federal Agency
Discount Notes (Cost $1,999,995)		1,999,995

REPURCHASE AGREEMENTS††,2 — 45.1%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[3]	781,491	781,491
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	351,318	351,318
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	351,318	351,318
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	293,829	293,829
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	289,311	289,311

Total Repurchase Agreements (Cost $2,067,267)		2,067,267

Total Investments — 88.7% (Cost $4,067,262)		$4,067,262

Cash & Other Assets, Less Liabilities — 11.3%		519,831

Total Net Assets — 100.0%		$4,587,093

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
September 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $247,380)	3	$(8,510)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. July 2011 Russell 2000 Index Swap, Terminating 07/26/11[4] (Notional Value $382,527)	462	$(13,917)
Credit Suisse Capital, LLC July 2011 Russell 2000 Index Swap, Terminating 07/29/11[4] (Notional Value $2,370,630)	2,865	(21,566)
Goldman Sachs International July 2011 Russell 2000 Index Swap, Terminating 07/27/11[4] (Notional Value $1,919,282)	2,320	(27,507)

(Total Notional Value $4,672,439)		$(62,990)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	Repurchase Agreements — See Note 5.

[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

114 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE RUSSELL 2000® STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $1,999,995)	$1,999,995
Repurchase agreements, at value (cost 2,067,267)	2,067,267
Segregated cash with broker	90,023
Receivables:
Fund shares sold	509,372

Total assets	4,666,657

Liabilities:
Unrealized depreciation on swap agreements	62,990
Payable for:
Management fees	6,931
Transfer agent and administrative fees	1,925
Investor service fees	1,925
Portfolio accounting fees	770
Other	5,023

Total liabilities	79,564

Net assets	$4,587,093

Net assets consist of:
Paid in capital	$20,025,429
Accumulated net investment loss	(58,947)
Accumulated net realized loss on investments	(15,307,889)
Net unrealized depreciation on investments	(71,500)

Net assets	$4,587,093
Capital shares outstanding	239,399
Net asset value per share	$19.16

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment income:
Interest	$2,056

Total investment income	2,056

Expenses:
Management fees	30,300
Transfer agent and administrative fees	8,417
Investor service fees	8,417
Portfolio accounting fees	3,367
Trustees’ fees*	213
Miscellaneous	10,289

Total expenses	61,003

Net investment loss	(58,947)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(299,365)
Futures contracts	232,332

Net realized loss	(67,033)

Net change in unrealized appreciation (depreciation) on:
Investments	(13)
Swap agreements	(83,592)
Futures contracts	(15,259)

Net change in unrealized
appreciation (depreciation)	(98,864)

Net realized and unrealized loss	(165,897)

Net decrease in net assets resulting from operations	$(224,844)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT |115

INVERSE RUSSELL 2000® STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(58,947)	$(150,833)
Net realized loss on investments	(67,033)	(3,514,403)
Net change in unrealized appreciation (depreciation) on investments	(98,864)	194,049

Net decrease in net assets resulting from operations	(224,844)	(3,471,187)

DISTRIBUTIONS TO SHAREHOLDERS	—	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	93,702,727	205,622,652
Cost of shares redeemed	(94,537,669)	(207,937,932)

Net decrease from capital share transactions	(834,942)	(2,315,280)

Net decrease in net assets	(1,059,786)	(5,786,467)
NET ASSETS:
Beginning of period	5,646,879	11,433,346

End of period	$4,587,093	$5,646,879

Accumulated net investment loss at end of period	$(58,947)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	4,733,154	7,976,108
Shares redeemed	(4,765,875)	(8,102,738)

Net decrease in shares	(32,721)	(126,630)

116 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE RUSSELL 2000® STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$20.75	$28.67	$42.70	$34.66	$34.61	$40.60

Income (loss) from investment operations:
Net investment income (loss)[b]	(.17)	(.41)	(.56)	.08	1.10	1.30
Net gain (loss) on investments (realized
and unrealized)	(1.42)	(7.51)	(13.47)	8.54	.76	(6.16)

Total from investment operations	(1.59)	(7.92)	(14.03)	8.62	1.86	(4.86)

Less distributions from:
Net investment income	—	—	—	(.58)	(1.81)	(1.13)

Total distributions	—	—	—	(.58)	(1.81)	(1.13)

Net asset value, end of period	$19.16	$20.75	$28.67	$42.70	$34.66	$34.61

Total Return[c]	(7.66%)	(27.62%)	(32.86%)	24.69%	5.37%	(11.95%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,587	$5,647	$11,433	$7,778	$11,535	$12,237

Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.58%)	(1.60%)	0.22%	3.19%	3.48%
Total expenses	1.81%	1.73%	1.73%	1.69%	1.67%	1.64%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 117

FUND PROFILE (Unaudited) DOW 2x STRATEGY FUND	June 30, 2011
OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: May 3, 2004
     Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

International Business Machines Corp.	7.3%
Caterpillar, Inc.	4.5%
Chevron Corp.	4.4%
3M Co.	4.0%
United Technologies Corp.	3.8%
McDonald’s Corp.	3.6%
Exxon Mobil Corp.	3.4%
Boeing Co.	3.1%
Coca-Cola Co.	2.8%
Johnson & Johnson	2.8%

Top Ten Total	39.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
118 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) DOW 2x STRATEGY FUND	June 30, 2011

	Shares	Value

COMMON STOCKS† - 69.3%
INDUSTRIALS - 16.2%
Caterpillar, Inc.	6,710	$714,347
3M Co.	6,710	636,443
United Technologies Corp.	6,702	593,194
Boeing Co.	6,710	496,070
General Electric Co.	6,710	126,551

Total Industrials		2,566,605

INFORMATION TECHNOLOGY - 11.5%
International Business
Machines Corp.	6,711	1,151,272
Hewlett-Packard Co.	6,710	244,244
Microsoft Corp.	6,710	174,460
Intel Corp.	6,709	148,672
Cisco Systems, Inc.	6,710	104,743

Total Information Technology		1,823,391

CONSUMER STAPLES - 9.3%
Coca-Cola Co.	6,710	451,516
Procter & Gamble Co.	6,702	426,046
Wal-Mart Stores, Inc.	6,710	356,569
Kraft Foods, Inc. — Class A	6,702	236,112

Total Consumer Staples		1,470,243

ENERGY - 7.8%
Chevron Corp.	6,710	690,056
Exxon Mobil Corp.	6,710	546,060

Total Energy		1,236,116

FINANCIALS - 6.8%
Travelers Companies, Inc.	6,710	391,730
American Express Co.	6,710	346,907
JPMorgan Chase & Co.	6,709	274,666
Bank of America Corp.	6,710	73,542

Total Financials		1,086,845

CONSUMER DISCRETIONARY - 6.7%
McDonald’s Corp.	6,702	565,113
Walt Disney Co.	6,710	261,958
Home Depot, Inc.	6,710	243,036

Total Consumer Discretionary		1,070,107

HEALTH CARE - 5.2%
Johnson & Johnson	6,709	446,283
Merck & Company, Inc.	6,710	236,796
Pfizer, Inc.	6,710	138,226

Total Health Care		821,305

MATERIALS - 2.9%
E. I. du Pont de Nemours & Co.	6,710	362,675
Alcoa, Inc.	6,710	106,421

Total Materials		469,096

TELECOMMUNICATION SERVICES - 2.9%
Verizon Communications, Inc.	6,706	249,664
AT&T, Inc.	6,710	210,761

Total Telecommunication Services		460,425

Total Common Stocks (Cost $8,650,995)		11,004,133

	Face
	Amount
REPURCHASE AGREEMENTS††,1-17.9%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$2,251,477	$2,251,477
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	158,883	158,883
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	158,883	158,883
BNP Paribas Securities Corp. issued 06/30/11 at 0.00%
due 07/01/11	132,884	132,884
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	130,840	130,840

Total Repurchase Agreements (Cost $2,832,967)		2,832,967

Total Investments — 87.2%
(Cost $11,483,962)		$13,837,100

Cash & Other Assets, Less Liabilities — 12.8%		2,034,158

Total Net Assets — 100.0%		$15,871,258

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2011 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $3,518,325)	57	$108,256

	Units
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2011 Dow Jones Industrial Average Index Swap, Terminating 07/27/11[3] (Notional Value $9,416,738)	759	$213,792
Morgan Stanley Capital Services, Inc. July 2011 Dow Jones Industrial Average Index Swap, Terminating 07/26/11[3] (Notional Value $2,727,757)	220	106,087
Credit Suisse Capital, LLC July 2011 Dow Jones Industrial Average Index Swap, Terminating 07/29/11[3] (Notional Value $5,035,301)	406	62,044

(Total Notional Value $17,179,796)		$381,923

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 119

DOW 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $8,650,995)	$11,004,133
Repurchase agreements, at value (cost 2,832,967)	2,832,967
Segregated cash with broker	672,292
Unrealized appreciation on swap agreements	381,923
Receivables:
Variation margin	36,195
Fund shares sold	1,050,903
Dividends	9,244

Total assets	15,987,657

Liabilities:
Payable for:
Fund shares redeemed	85,052
Management fees	9,106
Transfer agent and administrative fees	2,529
Investor service fees	2,529
Portfolio accounting fees	1,012
Other	16,171

Total liabilities	116,399

Net assets	$15,871,258

Net assets consist of:
Paid in capital	$38,682,340
Accumulated net investment loss	(8,700)
Accumulated net realized loss on investments	(25,645,699)
Net unrealized appreciation on investments	2,843,317

Net assets	$15,871,258
Capital shares outstanding	168,021
Net asset value per share	$94.46

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends	$120,039
Interest	1,315

Total investment income	121,354

Expenses:
Management fees	64,357
Transfer agent and administrative fees	17,877
Investor service fees	17,877
Portfolio accounting fees	7,151
Trustees’ fees*	599
Professional fees	7,764
Miscellaneous	14,429

Total expenses	130,054

Net investment loss	(8,700)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	154,216
Swap agreements	639,483
Futures contracts	528,051

Net realized gain	1,321,750

Net change in unrealized appreciation (depreciation) on:
Investments	477,215
Swap agreements	361,737
Futures contracts	79,294

Net change in unrealized appreciation (depreciation)	918,246

Net realized and unrealized gain	2,239,996

Net increase in net assets resulting from operations	$2,231,296

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

120 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

DOW 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(8,700)	$(6,332)
Net realized gain on investments	1,321,750	3,066,208
Net change in unrealized appreciation (depreciation) on investments	918,246	(208,035)

Net increase in net assets resulting from operations	2,231,296	2,851,841

Distributions to shareholders from:
Net investment income	—	(74,124)

Total distributions to shareholders	—	(74,124)

Capital share transactions:
Proceeds from sale of shares	58,370,577	95,323,862
Distributions reinvested	—	74,124
Cost of shares redeemed	(59,372,938)	(103,392,691)

Net decrease from capital share transactions	(1,002,361)	(7,994,705)

Net increase (decrease) in net assets	1,228,935	(5,216,988)
Net assets:
Beginning of period	14,642,323	19,859,311

End of period	$15,871,258	$14,642,323

Accumulated net investment loss at end of period	$(8,700)	—

Capital share activity:
Shares sold	643,176	1,369,488
Shares issued from reinvestment of distributions	—	972
Shares redeemed	(654,249)	(1,492,091)

Net decrease in shares	(11,073)	(121,631)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 121

DOW 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009[d]	2008[d]	2007[d]	2006[d]

Per Share Data
Net asset value, beginning of period	$81.76	$66.04	$48.25	$128.50	$134.45	$115.50

Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.04)	.22	.75	1.80	2.00
Net gain (loss) on investments (realized and unrealized)	12.75	16.25	17.57	(80.11)	9.65	32.90

Total from investment operations	12.70	16.21	17.79	(79.36)	11.45	34.90

Less distributions from:
Net investment income	—	(.49)	—	(.90)	(1.50)	(.75)
Net realized gains	—	—	—	—	(15.90)	(15.20)

Total distributions	—	(.49)	—	(.90)	(17.40)	(15.95)

Net asset value, end of period	$94.46	$81.76	$66.04	$48.25	$128.50	$134.45

Total Return[c]	15.55%	24.58%	36.90%	(61.71%)	8.15%	30.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,871	$14,642	$19,859	$36,348	$44,825	$45,365

Ratios to average net assets:
Net investment income (loss)	(0.12%)	(0.05%)	0.48%	0.90%	1.22%	1.52%
Total expenses	1.82%	1.73%	1.75%	1.68%	1.63%	1.65%

Portfolio turnover rate	125%	129%	80%	78%	105%	224%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Per share amounts for the period December 31, 2005 — April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

122 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited) INVERSE DOW 2x STRATEGY FUND	June 30, 2011
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: May 3, 2004
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 123

SCHEDULE OF INVESTMENTS (Unaudited) INVERSE DOW 2x STRATEGY FUND	June 30, 2011

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES††-12.9%
Federal Farm Credit Bank[1] 0.01% due 07/20/11	$1,000,000	$999,995
Farmer Mac[1] 0.08% due 07/12/11	1,000,000	999,994

Total Federal Agency Discount Notes (Cost $1,999,972)		1,999,989

REPURCHASE AGREEMENTS††,2-61.6%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[3]	4,175,149	4,175,149
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	1,477,066	1,477,066
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	1,477,066	1,477,066
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	1,235,364	1,235,364
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	1,216,368	1,216,368

Total Repurchase Agreements (Cost $9,581,013)		9,581,013

Total Investments — 74.5% (Cost $11,580,985)		$11,581,002

Cash & Other Assets, Less Liabilities — 25.5%		3,968,199

Total Net Assets — 100.0%		$15,549,201

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
September 2011 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $4,567,650)	74	$(124,227)

	Units
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley Capital Services, Inc. July 2011 Dow Jones Industrial Average Index Swap, Terminating 07/26/11[4] (Notional Value $1,011,622)	81	$(39,387)
Credit Suisse Capital, LLC July 2011 Dow Jones Industrial Average Index Swap, Terminating 07/29/11[4] (Notional Value $12,337,334)	994	(152,019)
Goldman Sachs International July 2011 Dow Jones Industrial Average Index Swap, Terminating 07/27/11[4] (Notional Value $13,525,743)	1,090	(182,319)

(Total Notional Value $26,874,699)		$(373,725)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	Repurchase Agreements — See Note 5.

[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2011.

[4]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

124 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE DOW 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $1,999,972)	$1,999,989
Repurchase agreements, at value (cost 9,581,013)	9,581,013
Segregated cash with broker	533,408
Receivables:
Fund shares sold	4,105,693

Total assets	16,220,103

Liabilities:
Unrealized depreciation on swap agreements	373,725
Payable for:
Fund shares redeemed	213,988
Management fees	8,223
Transfer agent and administrative fees	2,284
Investor service fees	2,284
Portfolio accounting fees	914
Variation margin	46,990
Other	22,494

Total liabilities	670,902

Net assets	$15,549,201

Net assets consist of:
Paid in capital	$40,538,120
Accumulated net investment loss	(103,728)
Accumulated net realized loss on investments	(24,387,256)
Net unrealized depreciation on investments	(497,935)

Net assets	$15,549,201
Capital shares outstanding	1,380,132
Net asset value per share	$11.27

STATEMENT OF OPERAIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Interest	$4,224

Total investment income	4,224

Expenses:
Management fees	53,496
Transfer agent and administrative fees	14,860
Investor service fees	14,860
Portfolio accounting fees	5,944
Trustees’ fees*	523
Professional fees	8,822
Miscellaneous	9,447

Total expenses	107,952

Net investment loss	(103,728)

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) on:
Swap agreements	(1,884,440)
Futures contracts	50,064

Net realized loss	(1,834,376)

Net change in unrealized
appreciation (depreciation) on:
Investments	(31)
Swap agreements	(313,966)
Futures contracts	(124,055)

Net change in unrealized appreciation (depreciation)	(438,052)

Net realized and unrealized loss	(2,272,428)

Net decrease in net assets resulting from operations	$(2,376,156)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 125

INVERSE DOW 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(103,728)	$(275,950)
Net realized loss on investments	(1,834,376)	(5,990,379)
Net change in unrealized appreciation (depreciation) on investments	(438,052)	(178,873)

Net decrease in net assets resulting from operations	(2,376,156)	(6,445,202)

Distributions To Shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares	125,728,622	265,338,764
Cost of shares redeemed	(122,847,790)	261,870,045

Net increase from capital share transactions	2,880,832	3,468,719

Net increase (decrease) in net assets	504,676	(2,976,483)
Net Assets:
Beginning of period	15,044,525	18,021,008

End of period	$15,549,201	$15,044,525

Accumulated net investment loss at end of period	$(103,728)	$—

Capital Share Activity:
Shares sold	10,424,881	15,495,577
Shares redeemed	(10,139,631)	(15,315,106)

Net increase in shares	285,250	180,471

126 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE DOW 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$13.74	$19.71	$35.61	$28.79	$33.34	$43.20

Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.27)	(.47)	(.01)	1.02	1.35
Net gain (loss) on investments (realized and unrealized)	(2.36)	(5.70)	(15.43)	18.12	(4.06)	(10.75)

Total from investment operations	(2.47)	(5.97)	(15.90)	18.11	(3.04)	(9.40)

Less distributions from:
Net investment income	—	—	—	(.18)	(1.51)	(.46)
Net realized gains	—	—	—	(11.11)	—	—

Total distributions	—	—	—	(11.29)	(1.51)	(.46)

Net asset value, end of period	$11.27	$13.74	$19.71	$35.61	$28.79	$33.34

Total Return[c]	(17.98%)	(30.29%)	(44.65%)	60.84%	(8.99%)	(21.77%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,549	$15,045	$18,021	$11,703	$11,885	$17,053

Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.59%)	(1.61%)	(0.03%)	3.36%	3.61%
Total expenses	1.82%	1.74%	1.74%	1.69%	1.66%	1.64%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 127

FUND PROFILE (Unaudited)	June 30, 2011
S&P 500 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Growth Index (the “underlying index”).
Inception Date: May 3, 2004
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Netflix, Inc.	2.0%
Chipotle Mexican Grill, Inc. — Class A	1.8%
Priceline.com, Inc.	1.8%
Amazon.com, Inc.	1.7%
Apple, Inc.	1.5%
Coach, Inc.	1.5%
Cognizant Technology Solutions Corp. — Class A	1.5%
Western Digital Corp.	1.4%
CIGNA Corp.	1.4%
Tenet Healthcare Corp.	1.4%

Top Ten Total	16.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
128 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
S&P 500 PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.1%
CONSUMER DISCRETIONARY - 31.4%
Netflix, Inc.*	3,780	$992,968
Chipotle Mexican Grill, Inc. — Class A*	2,990	921,488
Priceline.com, Inc.*	1,767	904,580
Amazon.com, Inc.*	4,059	830,025
Coach, Inc.	11,881	759,552
Expedia, Inc.	22,870	663,001
Wynn Resorts, Ltd.	4,472	641,911
AutoZone, Inc.*	2,019	595,302
Discovery Communications, Inc. — Class A*	14,399	589,783
Ross Stores, Inc.	7,100	568,852
Starbucks Corp.	13,948	550,807
O’Reilly Automotive, Inc.*	8,154	534,169
DIRECTV — Class A*	9,895	502,864
Nordstrom, Inc.	10,538	494,654
Tiffany & Co.	6,130	481,328
Wyndham Worldwide Corp.	13,275	446,704
Limited Brands, Inc.	11,090	426,411
Darden Restaurants, Inc.	7,895	392,855
Polo Ralph Lauren Corp. — Class A	2,819	373,828
DeVry, Inc.	5,850	345,910
Cablevision Systems Corp. — Class A	9,540	345,443
CarMax, Inc.*	10,409	344,226
Bed Bath & Beyond, Inc.*	5,870	342,632
Hasbro, Inc.	7,436	326,663
Comcast Corp. — Class A	12,566	318,422
Urban Outfitters, Inc.*	10,829	304,836
TJX Companies, Inc.	5,746	301,837
Yum! Brands, Inc.	4,847	267,748
Apollo Group, Inc. — Class A*	5,488	239,716
Family Dollar Stores, Inc.	4,160	218,650
Interpublic Group of Companies, Inc.	16,820	210,250
Starwood Hotels & Resorts Worldwide, Inc.	3,276	183,587
NIKE, Inc. — Class B	1,500	134,970
Scripps Networks Interactive, Inc. — Class A	2,550	124,644

Total Consumer Discretionary		15,680,616

INFORMATION TECHNOLOGY - 27.1%
Apple, Inc.*	2,297	771,034
Cognizant Technology Solutions Corp. — Class A*	10,233	750,488
Western Digital Corp.*	19,816	720,906
Salesforce.com, Inc.*	4,714	702,292
Red Hat, Inc.*	14,771	677,989
NetApp, Inc.*	11,974	631,988
F5 Networks, Inc.*	5,200	573,300
Teradata Corp.*	9,043	544,389
eBay, Inc.*	16,156	521,354
Mastercard, Inc. — Class A	1,560	470,090
Citrix Systems, Inc.*	5,742	459,360
Micron Technology, Inc.*	60,995	456,243
Visa, Inc. — Class A	5,080	428,041
Akamai Technologies, Inc.*	13,236	416,537
Juniper Networks, Inc.*	12,848	404,712
JDS Uniphase Corp.*	24,103	401,556
EMC Corp.*	13,679	376,856
Oracle Corp.	11,190	368,263
Google, Inc. — Class A*	727	368,138
Intuit, Inc.*	6,598	342,172
Broadcom Corp. — Class A	9,384	315,678
SanDisk Corp.*	7,516	311,914
BMC Software, Inc.*	5,514	301,616
FLIR Systems, Inc.	8,519	287,175
Altera Corp.	6,039	279,908
Analog Devices, Inc.	6,026	235,858
Amphenol Corp. — Class A	4,242	229,025
Symantec Corp.*	11,357	223,960
Advanced Micro Devices, Inc.*	30,850	215,641
Linear Technology Corp.	6,361	210,040
International Business Machines Corp.	1,205	206,718
Xilinx, Inc.	4,934	179,943
Microsoft Corp.	5,757	149,682

Total Information Technology		13,532,866

HEALTH CARE - 17.0%
CIGNA Corp.	13,936	716,729
Tenet Healthcare Corp.*	112,898	704,484
Intuitive Surgical, Inc.*	1,673	622,540
Biogen Idec, Inc.*	5,658	604,953
Watson Pharmaceuticals, Inc.*	8,365	574,927
Mylan, Inc.*	19,660	485,012
Edwards Lifesciences Corp.*	4,840	421,951
Life Technologies Corp.*	7,816	406,979
Allergan, Inc.	4,517	376,040
Cerner Corp.*	5,820	355,660
Gilead Sciences, Inc.*	8,393	347,554
Express Scripts, Inc. — Class A*	5,983	322,962
Hospira, Inc.*	5,478	310,384
Medco Health Solutions, Inc.*	5,475	309,447
Celgene Corp.*	5,023	302,987
St. Jude Medical, Inc.	6,210	296,093
Laboratory Corporation of America Holdings*	2,907	281,369
Waters Corp.*	2,718	260,221
Varian Medical Systems, Inc.*	3,554	248,851
Patterson Companies, Inc.	6,440	211,812
Agilent Technologies, Inc.*	3,555	181,696
Eli Lilly & Co.	4,070	152,747

Total Health Care		8,495,398

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 129

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
S&P 500 PURE GROWTH FUND

	Shares	Value

INDUSTRIALS - 6.5%
Joy Global, Inc.	7,175	$683,347
Flowserve Corp.	3,519	386,703
Goodrich Corp.	3,169	302,639
First Solar, Inc.*	2,247	297,211
Stericycle, Inc.*	3,293	293,472
Cummins, Inc.	2,798	289,565
Ingersoll-Rand plc	5,162	234,406
WW Grainger, Inc.	1,424	218,798
Deere & Co.	2,522	207,939
Rockwell Automation, Inc.	2,017	174,995
Precision Castparts Corp.	928	152,795

Total Industrials		3,241,870

ENERGY - 5.6%
National Oilwell Varco, Inc.	6,969	545,045
FMC Technologies, Inc.*	10,576	473,699
Pioneer Natural Resources Co.	4,536	406,290
Cameron International Corp.*	7,952	399,906
Diamond Offshore Drilling, Inc.	4,400	309,804
Southwestern Energy Co.*	5,979	256,380
Peabody Energy Corp.	3,942	232,223
Consol Energy, Inc.	3,359	162,844

Total Energy		2,786,191

MATERIALS - 4.1%
CF Industries Holdings, Inc.	4,050	573,764
Freeport-McMoRan Copper & Gold, Inc. — Class B	8,326	440,445
Newmont Mining Corp.	4,602	248,370
FMC Corp.	2,620	225,372
International Flavors & Fragrances, Inc.	3,202	205,696
Ball Corp.	5,347	205,646
Sigma-Aldrich Corp.	2,355	172,810

Total Materials		2,072,103

CONSUMER STAPLES - 3.6%
Whole Foods Market, Inc.	9,126	579,045
Coca-Cola Enterprises, Inc.	14,150	412,897
Estee Lauder Companies, Inc. — Class A	3,840	403,929
Dr Pepper Snapple Group, Inc.	6,218	260,721
Coca-Cola Co.	2,060	138,617

Total Consumer Staples		1,795,209

FINANCIALS - 2.6%
Ventas, Inc.	7,876	415,144
IntercontinentalExchange, Inc.*	2,969	370,264
Ameriprise Financial, Inc.	4,343	250,504
CB Richard Ellis Group, Inc. — Class A*	9,612	241,358

Total Financials		1,277,270

TELECOMMUNICATION SERVICES - 1.2%
MetroPCS Communications, Inc.*	18,175	312,792
American Tower Corp. — Class A*	5,467	285,924

Total Telecommunication Services		598,716

Total Common Stocks (Cost $37,038,363)		49,480,239

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.2%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$124,371	124,371

Total Repurchase Agreement (Cost $124,371)		124,371

Total Investments — 99.3% (Cost $37,162,734)		$49,604,610

Other Assets, Less Liabilities — 0.7%		347,927

Total Net Assets — 100.0%		$49,952,537

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

plc — Public Limited Company

130 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 PURE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited) June 30, 2011

Assets:
Investments, at value (cost $37,038,363)	$49,480,239
Repurchase agreements, at value (cost 124,371)	124,371
Receivables:
Fund shares sold	1,019,955
Dividends	27,740

Total assets	50,652,305

Liabilities:
Payable for:
Fund shares redeemed	600,584
Management fees	28,919
Transfer agent and administrative fees	9,640
Investor service fees	9,640
Portfolio accounting fees	3,856
Other	47,129

Total liabilities	699,768

Net Assets	$49,952,537

Net assets consist of:
Paid in capital	$42,042,843
Accumulated net investment loss	(243,497)
Accumulated net realized loss on investments	(4,288,685)
Net unrealized appreciation on investments	12,441,876

Net assets	$49,952,537
Capital shares outstanding	1,507,446
Net asset value per share	$33.14

STATEMENT O F OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends	$168,931
Interest	70

Total investment income	169,001

Expenses:
Management fees	188,352
Transfer agent and administrative fees	62,784
Investor service fees	62,784
Portfolio accounting fees	25,114
Trustees’ fees*	2,136
Professional fees	28,655
Miscellaneous	42,673

Total expenses	412,498

Net investment loss	(243,497)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,217,386

Net realized gain	1,217,386

Net change in unrealized appreciation (depreciation) on:
Investments	2,892,853

Net change in unrealized appreciation (depreciation)	2,892,853

Net realized and unrealized gain	4,110,239

Net increase in net assets resulting from operations	$3,866,742

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 131

S&P 500 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(243,497)	$(231,425)
Net realized gain on investments	1,217,386	3,033,781
Net change in unrealized appreciation (depreciation) on investments	2,892,853	3,932,349

Net increase in net assets resulting from operations	3,866,742	6,734,705

DISTRIBUTIONS TO SHAREHOLDERS	—	—

Capital share transactions:
Proceeds from sale of shares	89,331,497	116,171,404
Cost of shares redeemed	(92,546,892)	(108,085,568)

Net increase (decrease) from capital share transactions	(3,215,395)	8,085,836

Net increase in net assets	651,347	14,820,541
Net assets:
Beginning of period	49,301,190	34,480,649

End of period	$49,952,537	$49,301,190

Accumulated net investment loss at end of period	$(243,497)	$—

Capital share activity:
Shares sold	2,778,669	4,426,580
Shares redeemed	(2,896,944)	(4,222,735)

Net increase (decrease) in shares	(118,275)	203,845

132 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$30.33	$24.25	$16.47	$27.36	$26.68	$25.69

Income (loss) from investment operations:
Net investment loss[b]	(.15)	(.20)	(.10)	(.09)	(.16)	(.17)
Net gain (loss) on investments (realized and unrealized)	2.96	6.28	7.88	(10.80)	1.46	1.56

Total from investment operations	2.81	6.08	7.78	(10.89)	1.30	1.39

Less distributions from:
Net realized gains	—	—	—	—	(.62)	(.40)

Total distributions	—	—	—	—	(.62)	(.40)

Net asset value, end of period	$33.14	$30.33	$24.25	$16.47	$27.36	$26.68

Total Return[c]	9.30%	25.03%	47.24%	(39.80%)	4.87%	5.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,953	$49,301	$34,481	$13,207	$36,275	$23,568

Ratios to average net assets:
Net investment loss	(0.97%)	(0.77%)	(0.53%)	(0.40%)	(0.57%)	(0.66%)
Total expenses	1.64%	1.57%	1.55%	1.51%	1.48%	1.49%

Portfolio turnover rate	140%	356%	497%	360%	521%	612%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 133

FUND PROFILE (Unaudited)	June 30, 2011
S&P 500 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The Fund’s current benchmark is the S&P 500 Pure Value Index (the “underlying index”).
Inception Date: May 3, 2004
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Dean Foods Co.	2.8%
Constellation Energy Group, Inc.	2.6%
SUPERVALU, Inc.	2.3%
Coventry Health Care, Inc.	2.3%
Tesoro Corp.	2.1%
NRG Energy, Inc.	2.1%
Valero Energy Corp.	2.0%
Humana, Inc.	1.8%
Sears Holdings Corp.	1.8%
Tyson Foods, Inc. — Class A	1.8%

Top Ten Total	21.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
134 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) S&P 500 PURE VALUE FUND	June 30, 2011

	Shares	Value

COMMON STOCKS† - 99.5%
FINANCIALS - 24.0%
Hartford Financial Services Group, Inc.	23,395	$616,926
Capital One Financial Corp.	10,192	526,621
Assurant, Inc.	13,902	504,226
Unum Group	18,431	469,622
Prudential Financial, Inc.	7,081	450,281
Allstate Corp.	14,527	443,509
Bank of America Corp.	39,557	433,545
XL Group plc — Class A	17,424	382,980
Lincoln National Corp.	12,611	359,287
Genworth Financial, Inc. — Class A*	30,687	315,462
NASDAQ OMX Group, Inc.*	11,323	286,472
ACE Ltd.	4,304	283,289
Travelers Companies, Inc.	4,609	269,073
JPMorgan Chase & Co.	6,291	257,554
Loews Corp.	6,108	257,086
Principal Financial Group, Inc.	8,213	249,839
Fifth Third Bancorp	18,974	241,918
SLM Corp.	14,099	237,004
Cincinnati Financial Corp.	8,059	235,162
Citigroup, Inc.	5,646	235,099
BB&T Corp.	8,294	222,611
Discover Financial Services	7,570	202,497
Regions Financial Corp.	32,057	198,753
PNC Financial Services Group, Inc.	3,323	198,084
Weyerhaeuser Co.	8,987	196,456
Legg Mason, Inc.	5,834	191,122
NYSE Euronext	5,462	187,183
Chubb Corp.	2,974	186,202
People’s United Financial, Inc.	13,763	184,975
MetLife, Inc.	4,058	178,024
SunTrust Banks, Inc.	6,854	176,833
Morgan Stanley	7,188	165,396
Torchmark Corp.	2,161	138,607
Goldman Sachs Group, Inc.	973	129,497

Total Financials		9,611,195

UTILITIES - 17.0%
Constellation Energy Group, Inc.	27,119	1,029,437
NRG Energy, Inc.*	33,514	823,774
Pepco Holdings, Inc.	26,176	513,835
NiSource, Inc.	19,774	400,423
Ameren Corp.	12,968	373,997
AES Corp.*	27,783	353,955
FirstEnergy Corp.	7,011	309,536
Oneok, Inc.	3,853	285,161
Integrys Energy Group, Inc.	5,032	260,859
DTE Energy Co.	5,215	260,854
Edison International	5,484	212,505
CMS Energy Corp.	10,556	207,848
Consolidated Edison, Inc.	3,589	191,078
American Electric Power Company, Inc.	5,032	189,606
Progress Energy, Inc.	3,606	173,124
Nicor, Inc.	3,128	171,227
Duke Energy Corp.	9,007	169,602
CenterPoint Energy, Inc.	8,309	160,779
Northeast Utilities	4,421	155,487
Sempra Energy	2,790	147,535
Xcel Energy, Inc.	5,592	135,886
SCANA Corp.	3,298	129,842
Entergy Corp.	1,832	125,089

Total Utilities		6,781,439

CONSUMER STAPLES - 14.0%
Dean Foods Co.*	91,665	1,124,730
SUPERVALU, Inc.	98,586	927,694
Tyson Foods, Inc. — Class A	36,391	706,713
Archer-Daniels-Midland Co.	19,339	583,071
CVS Caremark Corp.	12,527	470,765
Kroger Co.	15,762	390,898
Costco Wholesale Corp.	3,866	314,074
Safeway, Inc.	12,712	297,079
Walgreen Co.	5,759	244,527
Sysco Corp.	5,795	180,688
Wal-Mart Stores, Inc.	3,301	175,415
ConAgra Foods, Inc.	6,627	171,043

Total Consumer Staples		5,586,697

HEALTH CARE - 12.1%
Coventry Health Care, Inc.*	25,313	923,165
Humana, Inc.	9,056	729,370
WellPoint, Inc.	8,765	690,419
Aetna, Inc.	15,375	677,884
McKesson Corp.	6,746	564,303
Cardinal Health, Inc.	11,155	506,660
UnitedHealth Group, Inc.	8,086	417,076
CareFusion Corp.*	7,046	191,440
Boston Scientific Corp.*	21,362	147,611

Total Health Care		4,847,928

CONSUMER DISCRETIONARY - 10.2%
Sears Holdings Corp.*	9,987	713,471
GameStop Corp. — Class A*	24,440	651,815
Whirlpool Corp.	5,706	464,012
AutoNation, Inc.*	10,724	392,605
JC Penney Company, Inc.	8,403	290,239
DR Horton, Inc.	24,269	279,579
CBS Corp. — Class B	9,022	257,037
Time Warner, Inc.	6,695	243,497
Gannett Company, Inc.	15,681	224,552
Washington Post Co. — Class B	527	220,787
Goodyear Tire & Rubber Co.*	12,792	214,522
Lowe’s Companies, Inc.	6,400	149,184

Total Consumer Discretionary		4,101,300

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 135

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
S&P 500 PURE VALUE FUND

	Shares	Value

ENERGY - 8.6%
Tesoro Corp.*	36,581	$838,071
Valero Energy Corp.	31,055	794,076
Marathon Oil Corp.	10,945	576,583
Sunoco, Inc.	7,996	333,513
QEP Resources, Inc.	6,700	280,261
ConocoPhillips	3,489	262,338
Rowan Companies, Inc.*	5,768	223,856
Hess Corp.	1,676	125,298

Total Energy		3,433,996

INDUSTRIALS - 5.8%
L-3 Communications Holdings, Inc. — Class 3	5,043	441,011
RR Donnelley & Sons Co.	21,994	431,302
Northrop Grumman Corp.	4,715	326,985
Ryder System, Inc.	5,741	326,376
Jacobs Engineering Group, Inc.*	6,465	279,611
Quanta Services, Inc.*	9,019	182,184
Masco Corp.	14,999	180,438
General Electric Co.	8,402	158,462

Total Industrials		2,326,369

INFORMATION TECHNOLOGY - 3.2%
Jabil Circuit, Inc.	26,474	534,775
Computer Sciences Corp.	10,242	388,786
Xerox Corp.	18,692	194,584
Dell, Inc.*	9,806	163,466

Total Information Technology		1,281,611

MATERIALS - 3.2%
International Paper Co.	10,941	326,261
MeadWestvaco Corp.	9,582	319,176
AK Steel Holding Corp.	19,392	305,618
Alcoa, Inc.	11,653	184,816
Sealed Air Corp.	6,044	143,787

Total Materials		1,279,658

TELECOMMUNICATION SERVICES - 1.4%
Sprint Nextel Corp.*	105,468	568,472

Total Common Stocks (Cost $33,910,567)		39,818,665

	Face
	Amount
REPURCHASE AGREEMENT†† ,1- 0.5%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$188,124	188,124

Total Repurchase Agreement (Cost $188,124)		188,124

Total Investments — 100.0% (Cost $34,098,691)		$40,006,789

Liabilities, Less Other Assets — 0.0%		(5,333)

Total Net Assets — 100.0%		$40,001,456

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5. plc — Public Limited Company

136 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 PURE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $33,910,567)	$39,818,665
Repurchase agreements, at value (cost 188,124)	188,124
Receivables:
Securities sold	147,808
Fund shares sold	3,042,423
Dividends	40,386

Total assets	43,237,406

Liabilities:
Payable for:
Fund shares redeemed	30,044
Securities purchased	3,137,596
Management fees	19,550
Transfer agent and administrative fees	6,517
Investor service fees	6,517
Portfolio accounting fees	2,606
Other	33,120

Total liabilities	3,235,950

Net Assets	$40,001,456

Net assets consist of:
Paid in capital	$41,248,513
Undistributed net investment income	31,659
Accumulated net realized loss on investments	(7,186,814)
Net unrealized appreciation on investments	5,908,098

Net assets	$40,001,456
Capital shares outstanding	450,804
Net asset value per share	$88.73

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment income:
Dividends	$308,024
Interest	46

Total investment income	308,070

Expenses:
Management fees	129,877
Transfer agent and administrative fees	43,292
Investor service fees	43,292
Portfolio accounting fees	17,317
Trustees’ fees*	1,342
Professional fees	16,465
Miscellaneous	32,929

Total expenses	284,514

Net investment income	23,556

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(4,248)

Net realized loss	(4,248)

Net change in unrealized appreciation (depreciation) on:
Investments	2,215,018

Net change in unrealized appreciation (depreciation)	2,215,018

Net realized and unrealized gain	2,210,770

Net increase in net assets resulting from operations	$2,234,326

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 137

S&P 500 PURE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$23,556	$8,103
Net realized gain (loss) on investments	(4,248)	3,395,380
Net change in unrealized appreciation (depreciation) on investments	2,215,018	1,018,637

Net increase in net assets resulting from operations	2,234,326	4,422,120

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(184,518)

Total distributions to shareholders	—	(184,518)

Capital share transactions:
Proceeds from sale of shares	102,474,476	124,591,277
Distributions reinvested	—	184,518
Cost of shares redeemed	(93,950,720)	(127,621,142)

Net increase (decrease) from capital share transactions	8,523,756	(2,845,347)

Net increase in net assets	10,758,082	1,392,255
Net assets:
Beginning of period	29,243,374	27,851,119

End of period	$40,001,456	$29,243,374
Undistributed net investment income at end of period	$31,659	$8,103

Capital share activity:
Shares sold	1,171,404	1,689,047
Shares issued from reinvestment of distributions	—	2,462
Shares redeemed	(1,079,914)	(1,740,816)

Net increase (decrease) in shares	91,490	(49,307)

138 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P 500 PURE VALUE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009[d]	2008[d]	2007[d]	2006[d]

Per Share Data
Net asset value, beginning of period	$81.39	$68.16	$45.81	$126.85	$158.90	$139.50

Income (loss) from investment operations:
Net investment income[b]	.06	.02	.65	2.35	2.10	1.95
Net gain (loss) on investments (realized and unrealized)	7.28	13.79	22.78	(65.04)	(10.15)	22.65

Total from investment operations	7.34	13.81	23.43	(62.69)	(8.05)	24.60

Less distributions from:
Net investment income	—	(.58)	(1.08)	(1.15)	(2.85)	(1.25)
Net realized gains	—	—	—	(17.20)	(21.15)	(3.95)

Total distributions	—	(.58)	(1.08)	(18.35)	(24.00)	(5.20)

Net asset value, end of period	$88.73	$81.39	$68.16	$45.81	$126.85	$158.90

Total Return[c]	9.03%	20.32%	51.22%	(48.65%)	(5.37%)	17.66%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,001	$29,243	$27,851	$9,479	$24,799	$83,323

Ratios to average net assets:
Net investment income	0.14%	0.03%	1.18%	2.42%	1.28%	1.29%
Total expenses	1.64%	1.55%	1.54%	1.51%	1.49%	1.50%

Portfolio turnover rate	239%	425%	421%	389%	307%	401%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Per Share amounts for the period December 31, 2005 — April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 139

FUND PROFILE (Unaudited)	June 30, 2011
S&P MIDCAP 400 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index (the “underlying index”)
Inception Date: May 3, 2004
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Green Mountain Coffee Roasters, Inc.	3.9%
Rackspace Hosting, Inc.	2.3%
Fossil, Inc.	2.0%
NewMarket Corp.	2.0%
Deckers Outdoor Corp.	1.9%
Riverbed Technology, Inc.	1.8%
Bucyrus International, Inc. — Class A	1.7%
Medicis Pharmaceutical Corp. — Class A	1.7%
Informatica Corp.	1.7%
Ascena Retail Group, Inc.	1.7%

Top Ten Total	20.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
140 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
S&P MIDCAP 400 PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 99.5%
CONSUMER DISCRETIONARY - 29.1%
Fossil, Inc.*	8,194	$964,598
Deckers Outdoor Corp.*	10,446	920,710
Ascena Retail Group, Inc.*	24,186	823,533
Under Armour, Inc. — Class A*	9,969	770,703
Guess?, Inc.	17,695	744,252
Cheesecake Factory, Inc.*	22,721	712,758
Tractor Supply Co.	9,788	654,621
Panera Bread Co. — Class A*	5,135	645,264
AMC Networks, Inc. — Class A*	14,200	617,700
LKQ Corp.*	22,906	597,618
Life Time Fitness, Inc.*	13,890	554,350
Aeropostale, Inc.*	28,335	495,863
Polaris Industries, Inc.	4,415	490,816
Dollar Tree, Inc.*	7,323	487,858
Phillips-Van Heusen Corp.	7,318	479,109
Dick’s Sporting Goods, Inc.*	11,587	445,520
Chico’s FAS, Inc.	28,744	437,771
Tupperware Brands Corp.	6,354	428,577
PetSmart, Inc.	9,410	426,932
Warnaco Group, Inc.*	7,082	370,035
ITT Educational Services, Inc.*	4,671	365,459
Williams-Sonoma, Inc.	8,309	303,195
Advance Auto Parts, Inc.	4,792	280,284
DreamWorks Animation SKG, Inc. — Class A*	12,955	260,395
ANN, Inc.*	9,818	256,250
Bally Technologies, Inc.*	5,280	214,790
Strayer Education, Inc.	1,441	182,128
Gentex Corp.	5,399	163,212
WMS Industries, Inc.*	4,130	126,874
Lamar Advertising Co. — Class A*	4,487	122,809

Total Consumer Discretionary		14,343,984

INFORMATION TECHNOLOGY - 25.2%
Rackspace Hosting, Inc.*	26,232	1,121,156
Riverbed Technology, Inc.*	22,805	902,850
Informatica Corp.*	14,222	830,992
TIBCO Software, Inc.*	27,313	792,623
Polycom, Inc.*	9,488	610,078
Equinix, Inc.*	5,243	529,648
Skyworks Solutions, Inc.*	22,608	519,532
Advent Software, Inc.*	17,340	488,468
Solera Holdings, Inc.	7,740	457,898
ANSYS, Inc.*	8,130	444,467
Factset Research Systems, Inc.	4,180	427,698
Concur Technologies, Inc.*	8,159	408,521
Cree, Inc.*	11,775	395,522
Rovi Corp.*	6,548	375,593
MICROS Systems, Inc.*	7,163	356,073
Gartner, Inc.*	8,716	351,168
Semtech Corp.*	11,719	320,397
Atmel Corp.*	21,838	307,261
Alliance Data Systems Corp.*	3,242	304,975
ADTRAN, Inc.	7,372	285,370
Global Payments, Inc.	5,515	281,265
Lender Processing Services, Inc.	12,539	262,191
Quest Software, Inc.*	10,510	238,892
Digital River, Inc.*	6,290	202,286
NeuStar, Inc. — Class A*	7,580	198,596
Silicon Laboratories, Inc.*	4,709	194,293
ACI Worldwide, Inc.*	5,575	188,268
Jack Henry & Associates, Inc.	6,142	184,321
Zebra Technologies Corp. — Class A*	4,243	178,927
QLogic Corp.*	10,330	164,454
RF Micro Devices, Inc.*	21,479	131,452

Total Information Technology		12,455,235

HEALTH CARE - 16.8%
Medicis Pharmaceutical Corp. — Class A	22,400	855,008
Cooper Companies, Inc.	9,290	736,140
Allscripts Healthcare Solutions, Inc.*	30,882	599,728
Perrigo Co.	6,370	559,732
Mednax, Inc.*	7,657	552,759
Catalyst Health Solutions, Inc.*	9,489	529,676
Health Management Associates, Inc. — Class A*	47,720	514,422
Endo Pharmaceuticals Holdings, Inc.*	12,069	484,812
Kinetic Concepts, Inc.*	8,389	483,458
IDEXX Laboratories, Inc.*	6,121	474,745
Universal Health Services, Inc. — Class B	9,052	466,449
United Therapeutics Corp.*	8,190	451,269
ResMed, Inc.*	12,055	373,102
Lincare Holdings, Inc.	11,768	344,449
Thoratec Corp.*	10,317	338,604
Gen-Probe, Inc.*	4,510	311,866
Mettler-Toledo International, Inc.*	1,391	234,620

Total Health Care		8,310,839

ENERGY - 7.4%
Dresser-Rand Group, Inc.*	13,428	721,755
Atwood Oceanics, Inc.*	13,477	594,740
Oceaneering International, Inc.	13,676	553,878
Dril-Quip, Inc.*	6,725	456,157
Bill Barrett Corp.*	8,711	403,755
Northern Oil and Gas, Inc.*	15,110	334,686
Oil States International, Inc.*	4,060	324,435
CARBO Ceramics, Inc.	1,760	286,792

Total Energy		3,676,198

INDUSTRIALS - 5.7%
Bucyrus International, Inc. — Class A	9,411	862,612
BE Aerospace, Inc.*	16,309	665,570
Triumph Group, Inc.	5,749	572,486

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 141

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
S&P MIDCAP 400 PURE GROWTH FUND

	Shares	Value

Copart, Inc.*	7,070	$329,462
Woodward, Inc.	6,130	213,692
Rollins, Inc.	8,055	164,161

Total Industrials		2,807,983

CONSUMER STAPLES - 5.4%
Green Mountain Coffee Roasters, Inc.*	21,542	1,922,839
Hansen Natural Corp.*	8,868	717,864

Total Consumer Staples		2,640,703

MATERIALS - 4.9%
NewMarket Corp.	5,620	959,390
Lubrizol Corp.	4,185	561,920
Intrepid Potash, Inc.*	12,520	406,900
Compass Minerals International, Inc.	3,333	286,871
Albemarle Corp.	2,847	197,013

Total Materials		2,412,094

FINANCIALS - 4.1%
SL Green Realty Corp.	7,031	582,659
Macerich Co.	7,112	380,492
Jones Lang LaSalle, Inc.	3,569	336,557
Waddell & Reed Financial, Inc. — Class A	6,955	252,814
Corporate Office Properties Trust	7,608	236,685
MSCI, Inc. — Class A*	5,968	224,874

Total Financials		2,014,081

TELECOMMUNICATION SERVICES - 0.9%
tw telecom, Inc. — Class A*	20,875	428,564

Total Common Stocks (Cost $35,318,216)		49,089,681

WARRANTS†† - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	6	5

Total Warrants (Cost $—)		5

	Face
	Amount
REPURCHASE AGREEMENT††,[1] - 0.8%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$412,897	412,897

Total Repurchase Agreement (Cost $412,897)		412,897

Total Investments – 100.3% (Cost $35,731,113)		$49,502,583

Liabilities, Less Other Assets – (0.3)%		(167,712)

Total Net Assets – 100.0%		$49,334,871

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

142 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P MIDCAP 400 PURE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
 June 30, 2011

Assets:
Investments, at value (cost $35,318,216)	$49,089,686
Repurchase agreements, at value (cost 412,897)	412,897
Receivables:
Fund shares sold	700,472
Dividends	11,614

Total assets	50,214,669

Liabilities:
Payable for:
Fund shares redeemed	157,129
Securities purchased	617,402
Management fees	29,359
Transfer agent and administrative fees	9,786
Investor service fees	9,786
Portfolio accounting fees	3,915
Other	52,421

Total liabilities	879,798

Net Assets	$49,334,871

NET ASSETS CONSIST OF:
Paid in capital	$33,904,242
Accumulated net investment loss	(370,415)
Accumulated net realized gain on investments	2,029,574
Net unrealized appreciation on investments	13,771,470

Net assets	$49,334,871
Capital shares outstanding	1,120,407
Net asset value per share	$44.03

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends	$90,929
Interest	83

Total investment income	91,012

Expenses:
Management fees	210,590
Transfer agent and administrative fees	70,197
Investor service fees	70,197
Portfolio accounting fees	28,078
Trustees’ fees*	2,480
Professional fees	34,085
Miscellaneous	45,800

Total expenses	461,427

Net investment loss	(370,415)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,453,685

Net realized gain	3,453,685

Net change in unrealized appreciation (depreciation) on:
Investments	2,841,277

Net change in unrealized appreciation
(depreciation)	2,841,277

Net realized and unrealized gain	6,294,962

Net increase in net assets resulting from operations	$5,924,547

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 143

S&P MIDCAP 400 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(370,415)	$(399,570)
Net realized gain on investments	3,453,685	5,437,951
Net change in unrealized appreciation (depreciation) on investments	2,841,277	3,193,005

Net increase in net assets resulting from operations	5,924,547	8,231,386

DISTRIBUTIONS TO SHAREHOLDERS	—	—

Capital share transactions:
Proceeds from sale of shares	56,747,638	112,741,033
Cost of shares redeemed	(75,515,784)	(103,711,891)

Net increase (decrease) from capital share transactions	(18,768,146)	9,029,142

Net increase (decrease) in net assets	(12,843,599)	17,260,528
Net assets:
Beginning of period	62,178,470	44,917,942

End of period	$49,334,871	$62,178,470

Accumulated net investment loss at end of period	$(370,415)	$—

Capital share activity:
Shares sold	1,345,872	3,306,088
Shares redeemed	(1,812,006)	(3,239,015)

Net increase (decrease) in shares	(466,134)	67,073

144 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P MIDCAP 400 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$39.19	$29.56	$18.85	$29.51	$29.33	$30.24

Income (loss) from investment operations:
Net investment loss[b]	(.27)	(.35)	(.25)	(.24)	(.19)	(.28)
Net gain (loss) on investments (realized and unrealized)	5.11	9.98	10.96	(10.42)	2.69	1.26

Total from investment operations	4.84	9.63	10.71	(10.66)	2.50	.98

Less distributions from:
Net realized gains	—	—	—	—	(2.32)	(1.89)

Total distributions	—	—	—	—	(2.32)	(1.89)

Net asset value, end of period	$44.03	$39.19	$29.56	$18.85	$29.51	$29.33

Total Return[c]	12.35%	32.58%	56.82%	(36.12%)	8.42%	3.13%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,335	$62,178	$44,918	$11,695	$25,940	$15,440

Ratios to average net assets:
Net investment loss	(1.32%)	(1.06%)	(1.01%)	(0.89%)	(0.61%)	(0.90%)
Total expenses	1.64%	1.56%	1.55%	1.51%	1.48%	1.47%

Portfolio turnover rate	82%	304%	244%	381%	591%	462%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 145

FUND PROFILE (Unaudited)	June 30, 2011
S&P MIDCAP 400 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Value Index (the “underlying index”).
Inception Date: May 3, 2004
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Kindred Healthcare, Inc.	3.5%
Omnicare, Inc.	2.5%
CoreLogic, Inc.	2.4%
Barnes & Noble, Inc.	2.3%
First American Financial Corp.	2.3%
PNM Resources, Inc.	2.2%
Tech Data Corp.	2.1%
URS Corp.	2.1%
Unitrin, Inc.	2.0%
Ingram Micro, Inc. — Class A	2.0%

Top Ten Total	23.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
146 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
S&P MIDCAP 400 PURE VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

FINANCIALS - 23.2%
First American Financial Corp.	21,277	$332,985
Unitrin, Inc.	9,728	288,630
Reinsurance Group of America, Inc. — Class A	3,926	238,936
Fidelity National Financial, Inc. — Class A	14,383	226,388
Protective Life Corp.	7,943	183,722
Transatlantic Holdings, Inc.	3,531	173,054
American Financial Group, Inc.	4,824	172,169
Everest Re Group, Ltd.	1,853	151,483
Hanover Insurance Group, Inc.	3,337	125,838
StanCorp Financial Group, Inc.	2,981	125,768
WR Berkley Corp.	3,715	120,515
BancorpSouth, Inc.	9,633	119,546
Old Republic International Corp.	9,919	116,548
HCC Insurance Holdings, Inc.	3,496	110,124
Mercury General Corp.	2,471	97,580
Washington Federal, Inc.	5,919	97,249
Astoria Financial Corp.	7,356	94,083
International Bancshares Corp.	5,436	90,944
Fulton Financial Corp.	8,083	86,569
Hospitality Properties Trust	3,243	78,643
Synovus Financial Corp.	36,166	75,225
Associated Banc-Corp.	5,230	72,697
Webster Financial Corp.	3,262	68,567
First Niagara Financial Group, Inc.	4,314	56,945
Apollo Investment Corp.	5,355	54,675

Total Financials		3,358,883

CONSUMER DISCRETIONARY - 12.8%
Barnes & Noble, Inc.	20,317	336,856
American Greetings Corp. — Class A	7,689	184,844
Regis Corp.	10,712	164,108
Collective Brands, Inc.*	11,020	161,884
Wendy’s — Class A	28,885	146,447
Bob Evans Farms, Inc.	3,650	127,641
Scholastic Corp.	4,652	123,743
Rent-A-Center, Inc. — Class A	3,731	114,019
RadioShack Corp.	8,330	110,872
Mohawk Industries, Inc.*	1,694	101,623
Foot Locker, Inc.	4,042	96,038
Career Education Corp.*	3,790	80,159
MDC Holdings, Inc.	2,285	56,302
KB Home	5,230	51,149

Total Consumer Discretionary		1,855,685

INDUSTRIALS - 12.4%
URS Corp.*	6,788	303,695
KBR, Inc.	5,601	211,102
Brink’s Co.	6,002	179,040
Aecom Technology Corp.*	5,852	159,994
Manpower, Inc.	2,949	158,214
Granite Construction, Inc.	6,108	149,829
Harsco Corp.	4,396	143,309
Shaw Group, Inc.*	4,157	125,583
JetBlue Airways Corp.*	18,164	110,800
Trinity Industries, Inc.	2,940	102,547
Alliant Techsystems, Inc.	1,088	77,607
Con-way, Inc.	1,770	68,694

Total Industrials		1,790,414

INFORMATION TECHNOLOGY - 12.3%
CoreLogic, Inc.*	21,227	354,703
Tech Data Corp.*	6,271	306,589
Ingram Micro, Inc. — Class A*	15,813	286,848
Arrow Electronics, Inc.*	6,888	285,852
Avnet, Inc.*	7,290	232,405
AOL, Inc.*	7,127	141,543
SRA International, Inc. — Class A*	3,450	106,674
Convergys Corp.*	4,814	65,663

Total Information Technology		1,780,277

HEALTH CARE - 12.3%
Kindred Healthcare, Inc.*	23,383	502,033
Omnicare, Inc.	11,567	368,872
Owens & Minor, Inc.	7,028	242,396
Health Net, Inc.*	6,751	216,842
Community Health Systems, Inc.*	7,605	195,296
LifePoint Hospitals, Inc.*	4,068	158,977
Teleflex, Inc.	1,542	94,155

Total Health Care		1,778,571

UTILITIES - 8.8%
PNM Resources, Inc.	18,829	315,197
Questar Corp.	9,277	164,296
Atmos Energy Corp.	4,494	149,425
N.V. Energy, Inc.	8,679	133,223
Great Plains Energy, Inc.	6,073	125,893
UGI Corp.	3,146	100,326
WGL Holdings, Inc.	2,344	90,221
Hawaiian Electric Industries, Inc.	2,918	70,207
Vectren Corp.	2,263	63,047
IDACORP, Inc.	1,536	60,672

Total Utilities		1,272,507

CONSUMER STAPLES - 6.7%
Smithfield Foods, Inc.*	12,723	278,252
Universal Corp.	5,587	210,462
BJ’s Wholesale Club, Inc.*	3,977	200,242
Ruddick Corp.	3,580	155,873
Ralcorp Holdings, Inc.*	1,511	130,823

Total Consumer Staples		975,652

MATERIALS - 6.0%
Ashland, Inc.	4,014	259,385
Commercial Metals Co.	9,377	134,560
Reliance Steel & Aluminum Co.	2,360	117,174
Temple-Inland, Inc.	2,876	85,532

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 147

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
S&P MIDCAP 400 PURE VALUE FUND

	Shares	Value

Worthington Industries, Inc.	3,622	$83,668
Olin Corp.	3,027	68,592
Cabot Corp.	1,637	65,267
Louisiana-Pacific Corp.*	6,432	52,356

Total Materials		866,534

ENERGY - 4.3%
Overseas Shipholding Group, Inc.	6,058	163,202
Helix Energy Solutions Group, Inc.*	8,110	134,302
Southern Union Co.	2,439	97,926
Tidewater, Inc.	1,623	87,334
HollyFrontier Corp.	1,130	78,422
Exterran Holdings, Inc.*	3,382	67,065

Total Energy		628,251

TELECOMMUNICATION SERVICES - 0.7%
Telephone & Data Systems, Inc.	3,507	108,997

Total Common Stocks (Cost $11,663,226)		14,415,771

WARRANTS†† - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	27	22

Total Warrants (Cost $—)		22

	Face
	Amount
REPURCHASE AGREEMENT†† ,1- 0.8%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$115,423	115,423

Total Repurchase Agreement (Cost $115,423)		115,423

Total Investments — 100.3% (Cost $11,778,649)		$14,531,216

Liabilities, Less Other Assets — (0.3)%		(47,682)

Total Net Assets — 100.0%		$14,483,534

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

148 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P MIDCAP 400 PURE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $11,663,226)	$14,415,793
Repurchase agreements, at value (cost 115,423)	115,423
Receivables:
Securities sold	400,281
Dividends	8,664

Total assets	14,940,161

Liabilities:
Payable for:
Fund shares redeemed	2,933
Securities purchased	419,220
Management fees	8,887
Transfer agent and administrative fees	2,963
Investor service fees	2,963
Portfolio accounting fees	1,185
Other	18,476

Total liabilities	456,627

Net Assets	$14,483,534

Net Assets Consist of:
Paid in capital	$16,101,876
Accumulated net investment loss	(21,246)
Accumulated net realized loss on investments	(4,349,663)
Net unrealized appreciation on investments	2,752,567

Net assets	$14,483,534
Capital shares outstanding	177,278
Net asset value per share	$81.70

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends	$128,515
Interest	25

Total investment income	128,540

Expenses:
Management fees	68,323
Transfer agent and administrative fees	22,774
Investor service fees	22,774
Portfolio accounting fees	9,110
Trustees’ fees*	851
Professional fees	9,207
Miscellaneous	16,747

Total expenses	149,786

Net investment loss	(21,246)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	190,713

Net realized gain	190,713

Net change in unrealized appreciation (depreciation) on:
Investments	320,338

Net change in unrealized appreciation (depreciation)	320,338

Net realized and unrealized gain	511,051

Net increase in net assets resulting from operations	$489,805

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 149

S&P MIDCAP 400 PURE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(21,246)	$(11,370)
Net realized gain on investments	190,713	2,255,787
Net change in unrealized appreciation (depreciation) on investments	320,338	(27,441)

Net increase in net assets resulting from operations	489,805	2,216,976

Distributions To Shareholders From:
Net investment income	—	(141,797)

Total distributions to shareholders	—	(141,797)

Capital Share Transactions:
Proceeds from sale of shares	33,554,248	64,430,849
Distributions reinvested	—	141,797
Cost of shares redeemed	(35,435,619)	(80,279,065)

Net decrease from capital share transactions	(1,881,371)	(15,706,419)

Net decrease in net assets	(1,391,566)	(13,631,240)
Net Assets:
Beginning of period	15,875,100	29,506,340

End of period	$14,483,534	$15,875,100

Accumulated net investment loss at end of period	$(21,246)	$—

Capital Share Activity:
Shares sold	404,994	899,338
Shares issued from reinvestment of distributions	—	1,894
Shares redeemed	(427,541)	(1,142,948)

Net decrease in shares	(22,547)	(241,716)

150 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P MIDCAP 400 PURE VALUE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009[d]	2008[d]	2007[d]	2006[d]

Per Share Data
Net asset value, beginning of period	$79.45	$66.83	$43.46	$104.20	$111.90	$96.35

Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.03)	.50	1.75	1.05	1.40
Net gain (loss) on investments (realized and unrealized)	2.35	13.44	23.46	(47.84)	(6.45)	15.05
Total from investment operations	2.25	13.41	23.96	(46.09)	(5.40)	16.45

Less distributions from:
Net investment income	—	(.79)	(.59)	—	(2.20)	(.90)
Net realized gains	—	—	—	(14.65)	(.10)	—
Total distributions	—	(.79)	(.59)	(14.65)	(2.30)	(.90)

Net asset value, end of period	$81.70	$79.45	$66.83	$43.46	$104.20	$111.90

Total Return[c]	2.84%	20.13%	55.22%	(43.63%)	(4.85%)	17.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,484	$15,875	$29,506	$7,595	$15,998	$28,254

Ratios to average net assets:
Net investment income (loss)	(0.23%)	(0.05%)	0.90%	2.06%	0.87%	1.37%
Total expenses	1.64%	1.54%	1.54%	1.51%	1.49%	1.49%

Portfolio turnover rate	160%	250%	321%	255%	358%	307%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Per share amounts for the period December 31, 2005 — April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 151

FUND PROFILE (Unaudited)	June 30, 2011
S&P SMALLCAP 600 PURE GROWTH FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index (the “underlying index”).
Inception Date: May 3, 2004
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Hi-Tech Pharmacal Company, Inc.	1.4%
Sturm Ruger & Company, Inc.	1.3%
BJ’s Restaurants, Inc.	1.3%
CROCS, Inc.	1.3%
Air Methods Corp.	1.3%
Regeneron Pharmaceuticals, Inc.	1.2%
Sourcefire, Inc.	1.2%
LivePerson, Inc.	1.2%
Interactive Intelligence Group	1.2%
Synchronoss Technologies, Inc.	1.1%

Top Ten Total	12.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

152 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
S&P SMALLCAP 600 PURE GROWTH FUND

	Shares	Value

COMMON STOCKS† - 98.6%

INFORMATION TECHNOLOGY - 34.7%
Sourcefire, Inc.*	10,942	$325,196
LivePerson, Inc.*	22,590	319,423
Interactive Intelligence Group*	8,955	313,873
Synchronoss Technologies, Inc.*	9,550	303,021
CommVault Systems, Inc.*	6,746	299,860
Cirrus Logic, Inc.*	18,790	298,761
Entropic Communications, Inc.*	33,520	297,993
RightNow Technologies, Inc.*	8,466	274,298
MicroStrategy, Inc. — Class A*	1,494	243,044
Kulicke & Soffa Industries, Inc.*	21,799	242,841
Taleo Corp. — Class A*	6,502	240,769
Kopin Corp.*	48,670	229,236
Wright Express Corp.*	4,377	227,910
Liquidity Services, Inc.*	9,370	221,226
Volterra Semiconductor Corp.*	8,653	213,383
Ceva, Inc.*	7,000	213,220
Netscout Systems, Inc.*	10,174	212,535
comScore, Inc.*	8,197	212,302
TriQuint Semiconductor, Inc.*	20,285	206,704
Blue Coat Systems, Inc.*	9,264	202,511
Ebix, Inc.*	10,194	194,196
MAXIMUS, Inc.	2,304	190,610
Bottomline Technologies, Inc.*	7,698	190,218
Cardtronics, Inc.*	8,080	189,476
Tyler Technologies, Inc.*	6,913	185,130
TTM Technologies, Inc.*	11,502	184,262
Radiant Systems, Inc.*	8,543	178,549
Blackbaud, Inc.	6,209	172,113
Mercury Computer Systems, Inc.*	8,062	150,598
Diodes, Inc.*	5,639	147,178
OSI Systems, Inc.*	3,373	145,039
Power Integrations, Inc.	3,770	144,881
Oplink Communications, Inc.*	7,412	138,086
Netgear, Inc.*	3,062	133,871
Perficient, Inc.*	12,206	125,234
Nanometrics, Inc.*	6,102	115,877
Websense, Inc.*	4,332	112,502
Synaptics, Inc.*	4,336	111,609
Novatel Wireless, Inc.*	19,655	107,709
Stratasys, Inc.*	2,974	100,224
j2 Global Communications, Inc.*	3,488	98,466
Veeco Instruments, Inc.*	2,029	98,224
JDA Software Group, Inc.*	3,150	97,303
Littelfuse, Inc.	1,630	95,714
CSG Systems International, Inc.*	5,129	94,784
Monolithic Power Systems, Inc.*	5,987	92,319
Hittite Microwave Corp.*	1,490	92,246
DG FastChannel, Inc.*	2,829	90,669
DTS, Inc.*	2,220	90,021
Stamps.com, Inc.	5,039	67,220
Viasat, Inc.*	1,451	62,785
iGate Corp.	3,710	60,547
Forrester Research, Inc.	1,738	57,284
Smith Micro Software, Inc.*	12,515	52,688
Global Payments, Inc.	1	51

Total Information Technology		9,265,789

CONSUMER DISCRETIONARY - 24.7%
Sturm Ruger & Company, Inc.	16,338	358,619
BJ’s Restaurants, Inc.*	6,739	352,854
CROCS, Inc.*	13,313	342,810
Jos A. Bank Clothiers, Inc.*	5,653	282,707
Buffalo Wild Wings, Inc.*	4,064	269,484
Texas Roadhouse, Inc. — Class A	13,984	245,209
Iconix Brand Group, Inc.*	10,032	242,774
DineEquity, Inc.*	4,635	242,271
Steven Madden Ltd.*	6,227	233,575
Coinstar, Inc.*	4,257	232,177
True Religion Apparel, Inc.*	7,720	224,498
Lumber Liquidators Holdings, Inc.*	8,786	223,164
Cabela’s, Inc.*	8,077	219,291
Buckle, Inc.	4,876	208,205
Peet’s Coffee & Tea, Inc.*	3,396	195,949
Monro Muffler Brake, Inc.	4,673	174,256
CEC Entertainment, Inc.	4,110	164,852
Zumiez, Inc.*	6,456	161,206
Interval Leisure Group, Inc.*	11,647	159,447
HSN, Inc.*	4,668	153,671
Kirkland’s, Inc.*	12,591	151,344
Maidenform Brands, Inc.*	5,424	150,028
Hibbett Sports, Inc.*	3,658	148,917
PF Chang’s China Bistro, Inc.	3,695	148,687
Arbitron, Inc.	3,462	143,084
California Pizza Kitchen, Inc.*	7,420	137,047
Cracker Barrel Old Country Store, Inc.	2,679	132,102
National Presto Industries, Inc.	1,257	127,573
American Public Education, Inc.*	2,710	120,622
Biglari Holdings, Inc.*	305	119,270
Blue Nile, Inc.*	2,197	96,624
Kid Brands, Inc.*	17,192	88,711
Universal Electronics, Inc.*	3,107	78,483
Capella Education Co.*	1,700	71,145
Carter’s, Inc.*	2,050	63,058
PetMed Express, Inc.	5,203	61,656
Universal Technical Institute, Inc.	3,058	60,457

Total Consumer Discretionary		6,585,827

HEALTH CARE - 20.1%
Hi-Tech Pharmacal Company, Inc.*	13,109	379,243
Air Methods Corp.*	4,585	342,683
Regeneron Pharmaceuticals, Inc.*	5,740	325,515
Questcor Pharmaceuticals, Inc.*	12,405	298,961
MWI Veterinary Supply, Inc.*	3,442	278,010
Healthspring, Inc.*	6,018	277,610

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 153

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
S&P SMALLCAP 600 PURE GROWTH FUND

	Shares	Value

Par Pharmaceutical Companies, Inc.*	7,179	$236,764
Quality Systems, Inc.	2,711	236,670
IPC The Hospitalist Company, Inc.*	4,895	226,883
HMS Holdings Corp.*	2,770	212,930
Neogen Corp.*	4,657	210,543
Arqule, Inc.*	32,536	203,350
Align Technology, Inc.*	8,660	197,448
Cubist Pharmaceuticals, Inc.*	5,353	192,655
Parexel International Corp.*	6,690	157,616
Ensign Group, Inc.	5,092	154,746
Corvel Corp.*	2,784	130,570
Integra LifeSciences Holdings Corp.*	2,715	129,804
Salix Pharmaceuticals Ltd.*	3,163	125,982
Bio-Reference Labs, Inc.*	5,992	125,233
Cyberonics, Inc.*	4,240	118,508
Abaxis, Inc.*	4,088	111,398
NuVasive, Inc.*	3,180	104,558
Viropharma, Inc.*	5,280	97,680
Zoll Medical Corp.*	1,698	96,209
Almost Family, Inc.*	3,269	89,571
Chemed Corp.	1,320	86,486
Haemonetics Corp.*	1,200	77,244
Kensey Nash Corp.*	2,964	74,782
Enzo Biochem, Inc.*	12,712	54,026

Total Health Care		5,353,678

FINANCIALS - 4.5%
World Acceptance Corp.*	4,141	271,525
Cash America International, Inc.	3,485	201,677
Ezcorp, Inc. — Class A*	5,509	195,983
Portfolio Recovery Associates, Inc.*	2,023	171,530
First Cash Financial Services, Inc.*	4,084	171,487
Stifel Financial Corp.*	2,241	80,362
Signature Bank*	1,086	62,119
eHealth, Inc.*	4,477	59,813

Total Financials		1,214,496

MATERIALS - 4.2%
Buckeye Technologies, Inc.	8,474	228,629
Balchem Corp.	4,962	217,237
Hawkins, Inc.	5,947	215,400
KapStone Paper and Packaging Corp.*	12,137	201,110
Schweitzer-Mauduit International, Inc.	3,127	175,581
Quaker Chemical Corp.	2,216	95,310

Total Materials		1,133,267

CONSUMER STAPLES - 4.0%
Medifast, Inc.*	9,948	236,066
Darling International, Inc.*	11,471	203,037
Boston Beer Company, Inc. — Class A*	2,045	183,232
TreeHouse Foods, Inc.*	3,312	180,868
Inter Parfums, Inc.	7,140	164,434
Calavo Growers, Inc.	5,106	107,533

Total Consumer Staples		1,075,170

INDUSTRIALS - 3.9%
Dolan Co.*	20,595	174,440
Consolidated Graphics, Inc.*	3,010	165,400
Vicor Corp.	7,614	123,118
Allegiant Travel Co. — Class A*	2,462	121,869
II-VI, Inc.*	4,434	113,510
Exponent, Inc.*	2,290	99,638
American Science & Engineering, Inc.	1,230	98,400
Orion Marine Group, Inc.*	8,182	76,993
Healthcare Services Group, Inc.	3,702	60,157

Total Industrials		1,033,525

ENERGY - 1.3%
Gulfport Energy Corp.*	7,379	219,083
Contango Oil & Gas Co.*	2,144	125,295

Total Energy		344,378

TELECOMMUNICATION SERVICES - 1.2%
Neutral Tandem, Inc.*	8,130	141,624
Atlantic Tele-Network, Inc.	2,694	103,342
Cbeyond, Inc.*	5,012	66,309
Total Telecommunication Services		311,275

Total Common Stocks (Cost $20,078,901)		26,317,405

	Face
	Amount

REPURCHASE AGREEMENT††,1 — 0.6%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$168,395	168,395

Total Repurchase Agreement (Cost $168,395)		168,395

Total Investments — 99.2% (Cost $20,247,296)		$26,485,800

Other Assets, Less Liabilities — 0.8%		214,698

Total Net Assets — 100.0%		$26,700,498

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

154 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P SMALLCAP 600 PURE GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

ASSETS:
Investments, at value (cost $20,078,901)	$26,317,405
Repurchase agreements, at value (cost 168,395)	168,395
Receivables:
Securities sold	104,688
Fund shares sold	703,693
Dividends	4,262

Total assets	27,298,443

Liabilities:
Payable for:
Fund shares redeemed	104,550
Securities purchased	439,497
Management fees	14,137
Transfer agent and administrative fees	4,712
Investor service fees	4,712
Portfolio accounting fees	1,885
Other	28,452
Total liabilities	597,945

Net assets	$26,700,498

Net assets consist of:
Paid in capital	$28,496,030
Accumulated net investment loss	(172,226)
Accumulated net realized loss on investments	(7,861,810)
Net unrealized appreciation on investments	6,238,504

Net assets	$26,700,498
Capital shares outstanding	812,143
Net asset value per share	$32.88

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends	$37,725
Interest	46

Total investment income	37,771

Expenses:
Management fees	95,848
Transfer agent and administrative fees	31,950
Investor service fees	31,950
Portfolio accounting fees	12,780
Trustees’ fees*	1,159
Professional fees	14,942
Miscellaneous	21,368

Total expenses	209,997

Net investment loss	(172,226)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	201,163

Net realized gain	201,163

Net change in unrealized appreciation (depreciation) on:
Investments	1,567,582

Net change in unrealized appreciation (depreciation)	1,567,582

Net realized and unrealized gain	1,768,745

Net increase in net assets resulting from operations	$1,596,519

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 155

S&P SMALLCAP 600 PURE GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (decrease) In Net Assets From Operations:
Net investment loss	$(172,226)	$(146,349)
Net realized gain on investments	201,163	881,785
Net change in unrealized appreciation (depreciation) on investments	1,567,582	2,039,219

Net increase in net assets resulting from operations	1,596,519	2,774,655

Distributions to Shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares	52,769,644	96,754,486
Cost of shares redeemed	(55,585,145)	(85,165,739)

Net increase (decrease) from capital share transactions	(2,815,501)	11,588,747

Net increase (decrease) in net assets	(1,218,982)	14,363,402
Net Assets:
Beginning of period	27,919,480	13,556,078

End of period	$26,700,498	$27,919,480

Accumulated net investment loss at end of period	$(172,226)	$—

Capital Share Activity:
Shares sold	1,671,048	3,748,828
Shares redeemed	(1,793,458)	(3,383,275)

Net increase (decrease) in shares	(122,410)	365,553

156 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P SMALLCAP 600 PURE GROWTH FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$29.87	$23.82	$17.78	$27.07	$29.92	$28.64

Income (loss) from investment operations:
Net investment loss[b]	(.21)	(.25)	(.23)	(.01)	(.28)	(.31)
Net gain (loss) on investments (realized and unrealized)	3.22	6.30	6.27	(9.28)	.30	2.54

Total from investment operations	3.01	6.05	6.04	(9.29)	.02	2.23

Less distributions from:
Net realized gains	—	—	—	—	(2.87)	(.95)

Total distributions	—	—	—	—	(2.87)	(.95)

Net asset value, end of period	$32.88	$29.87	$23.82	$17.78	$27.07	$29.92

Total Return[c]	10.08%	25.40%	33.97%	(34.32%)	(0.11%)	7.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,700	$27,919	$13,556	$13,717	$12,428	$23,300

Ratios to average net assets:
Net investment loss	(1.35%)	(0.96%)	(1.13%)	(0.04%)	(0.90%)	(1.01%)
Total expenses	1.64%	1.57%	1.56%	1.52%	1.49%	1.49%

Portfolio turnover rate	166%	529%	633%	465%	573%	769%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 157

FUND PROFILE (Unaudited)	June 30, 2011
S&P SMALLCAP 600 PURE VALUE FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The Fund’s current benchmark is the S&P SmallCap 600 Pure Value Index (the “underlying index”).
Inception Date: May 3, 2004
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Kendle International, Inc.	2.5%
Agilysys, Inc.	2.3%
Ciber, Inc.	1.9%
School Specialty, Inc.	1.8%
Red Robin Gourmet Burgers, Inc.	1.7%
SWS Group, Inc.	1.6%
Molina Healthcare, Inc.	1.6%
Audiovox Corp. — Class A	1.5%
Corinthian Colleges, Inc.	1.4%
Lithia Motors, Inc. — Class A	1.4%

Top Ten Total	17.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

158 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
S&P SMALLCAP 600 PURE VALUE FUND

	Shares	Value

COMMON STOCKS† — 99.4%

CONSUMER DISCRETIONARY — 27.4%
Red Robin Gourmet Burgers, Inc.*	5,591	$203,401
Audiovox Corp. — Class A*	24,236	183,224
Corinthian Colleges, Inc.*	40,640	173,126
Lithia Motors, Inc. — Class A	8,758	171,920
O’Charleys, Inc.*	19,095	139,585
La-Z-Boy, Inc.*	13,374	132,001
Boyd Gaming Corp.*	14,900	129,630
HOT Topic, Inc.	16,776	124,814
Tuesday Morning Corp.*	24,980	116,157
Zale Corp.*	20,679	115,802
Fred’s, Inc. — Class A	8,012	115,613
MarineMax, Inc.*	13,119	114,923
Sonic Automotive, Inc. — Class A	7,781	113,992
Group 1 Automotive, Inc.	2,662	109,621
Standard Pacific Corp.*	32,377	108,463
Spartan Motors, Inc.	17,986	97,124
Standard Motor Products, Inc.	6,254	95,249
Christopher & Banks Corp.	15,268	87,791
Blyth, Inc.	1,719	86,552
Stage Stores, Inc.	5,031	84,521
Stein Mart, Inc.	8,078	77,872
Callaway Golf Co.	11,546	71,816
Brown Shoe Company, Inc.	6,453	68,725
Quiksilver, Inc.*	14,329	67,346
PEP Boys-Manny Moe & Jack	6,052	66,148
Haverty Furniture Companies, Inc.	5,328	61,325
Ruth’s Hospitality Group, Inc.*	10,772	60,431
Live Nation Entertainment, Inc.*	4,600	52,762
Helen of Troy Ltd.*	1,466	50,621
Jack in the Box, Inc.*	2,049	46,676
Multimedia Games Holding Company, Inc.*	7,004	31,868
Ruby Tuesday, Inc.*	2,585	27,866
OfficeMax, Inc.*	3,305	25,944
Coldwater Creek, Inc.*	16,951	23,731
Skechers U.S.A., Inc. — Class A*	1,440	20,851
Marcus Corp.	2,110	20,847

Total Consumer Discretionary		3,278,338

INDUSTRIALS — 17.2%
School Specialty, Inc.*	14,574	209,720
Skywest, Inc.	9,835	148,115
Apogee Enterprises, Inc.	8,399	107,591
EMCOR Group, Inc.*	3,636	106,571
Federal Signal Corp.	15,285	100,270
Navigant Consulting, Inc.*	9,500	99,655
Lydall, Inc.*	8,000	95,680
Gibraltar Industries, Inc.*	8,382	94,884
SFN Group, Inc.*	9,837	89,418
United Stationers, Inc.	2,502	88,646
Comfort Systems USA, Inc.	7,133	75,681
ABM Industries, Inc.	3,190	74,455
G&K Services, Inc. — Class A	2,060	69,752
Briggs & Stratton Corp.	3,484	69,192
On Assignment, Inc.*	6,695	65,812
Universal Forest Products, Inc.	2,509	60,116
Dycom Industries, Inc.*	3,429	56,030
Kelly Services, Inc. — Class A*	3,238	53,427
GenCorp, Inc.*	8,140	52,259
Griffon Corp.*	5,073	51,136
Powell Industries, Inc.*	1,369	49,968
Lawson Products, Inc.	2,313	45,497
CDI Corp.	3,341	44,402
AAR Corp.	1,485	40,229
Standard Register Co.	11,930	37,579
Curtiss-Wright Corp.	1,090	35,283
Standex International Corp.	1,005	30,823

Total Industrials		2,052,191

INFORMATION TECHNOLOGY — 13.7%
Agilysys, Inc.*	33,152	276,488
Ciber, Inc.*	41,640	231,102
Insight Enterprises, Inc.*	8,368	148,197
SYNNEX Corp.*	4,142	131,302
Gerber Scientific, Inc.*	8,416	93,670
Scansource, Inc.*	2,417	90,589
Benchmark Electronics, Inc.*	4,909	80,999
CACI International, Inc. — Class A*	1,270	80,112
Brightpoint, Inc.*	9,356	75,877
Brooks Automation, Inc.*	5,843	63,455
United Online, Inc.	9,975	60,149
Black Box Corp.	1,859	58,131
THQ, Inc.*	13,610	49,268
Anixter International, Inc.	730	47,698
Digi International, Inc.*	3,091	40,183
Infospace, Inc.*	4,100	37,392
Arris Group, Inc.*	2,661	30,894
Comtech Telecommunications Corp.	1,058	29,666
StarTek, Inc.*	5,517	19,034

Total Information Technology		1,644,206

FINANCIALS — 13.6%
SWS Group, Inc.	32,698	195,861
Stewart Information Services Corp.	8,307	83,319
Presidential Life Corp.	7,305	76,264
Piper Jaffray Cos.*	2,629	75,741
Selective Insurance Group, Inc.	4,606	74,940
Wintrust Financial Corp.	2,314	74,464
Susquehanna Bancshares, Inc.	9,254	74,032
Horace Mann Educators Corp.	4,624	72,181
Hanmi Financial Corp.*	66,401	71,049
United Community Banks, Inc.*	6,600	69,698
Investment Technology Group, Inc.*	4,886	68,502
Bank Mutual Corp.	16,797	61,645
First BanCorp*	14,012	60,392

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT| 159

SCHEDULE OF INVESTENTS (Unaudited) (concluded)	June 30, 2011
S&P SMALLCAP 600 PURE VALUE FUND

	Shares	Value

Delphi Financial Group, Inc. — Class A	1,961	$57,281
First Midwest Bancorp, Inc.	4,371	53,720
AMERISAFE, Inc.*	1,929	43,634
Pinnacle Financial Partners, Inc.*	2,722	42,354
Navigators Group, Inc.*	854	40,138
Interactive Brokers Group, Inc. — Class A	2,507	39,235
Infinity Property & Casualty Corp.	661	36,130
United Fire & Casualty Co.	2,072	35,991
Boston Private Financial Holdings, Inc.	5,092	33,505
FNB Corp.	2,940	30,429
Safety Insurance Group, Inc.	712	29,932
PrivateBancorp, Inc. — Class A	2,146	29,615
Kite Realty Group Trust	5,749	28,630
Cedar Shopping Centers, Inc.	5,465	28,145
Prospect Capital Corp.	2,780	28,106
Wilshire Bancorp, Inc.	6,192	18,204

Total Financials		1,633,137

HEALTH CARE — 12.4%
Kendle International, Inc.*	19,769	298,117
Molina Healthcare, Inc.*	6,870	186,314
PharMerica Corp.*	13,035	166,327
Centene Corp.*	4,247	150,896
Healthways, Inc.*	9,087	137,941
Cross Country Healthcare, Inc.*	11,907	90,493
Amedisys, Inc.*	2,998	79,837
Amsurg Corp. — Class A*	2,700	70,551
Invacare Corp.	2,116	70,230
Cambrex Corp.*	15,004	69,318
Gentiva Health Services, Inc.*	3,076	64,073
Symmetry Medical, Inc.*	6,285	56,376
CONMED Corp.*	1,331	37,907

Total Health Care		1,478,380

CONSUMER STAPLES — 5.8%
Seneca Foods Corp. — Class A*	6,290	160,898
Spartan Stores, Inc.	6,614	129,171
Alliance One International, Inc.*	36,125	116,684
Central Garden and Pet Co. — Class A*	10,391	105,469
Nash Finch Co.	2,568	91,960
Sanderson Farms, Inc.	1,100	52,558
Casey’s General Stores, Inc.	843	37,092

Total Consumer Staples		693,832

MATERIALS — 3.3%
A. Schulman, Inc.	4,263	107,385
Wausau Paper Corp.	8,851	59,656
Myers Industries, Inc.	5,145	52,891
Kaiser Aluminum Corp.	951	51,944
AM Castle & Co.*	3,007	49,946
Headwaters, Inc.*	12,589	39,403
Stepan Co.	451	31,976

Total Materials		393,201

UTILITIES — 2.9%
Central Vermont Public Service Corp.	3,233	116,873
Laclede Group, Inc.	1,817	68,737
Avista Corp.	2,375	61,014
NorthWestern Corp.	1,135	37,580
CH Energy Group, Inc.	606	32,275
Southwest Gas Corp.	777	30,000

Total Utilities		346,479

ENERGY — 2.6%
World Fuel Services Corp.	2,648	95,143
Hornbeck Offshore Services, Inc.*	3,268	89,870
Matrix Service Co.*	4,421	59,153
Bristow Group, Inc.	672	34,285
Tetra Technologies, Inc.*	2,628	33,454

Total Energy		311,905

TELECOMMUNICATION SERVICES — 0.5%
Cincinnati Bell, Inc.*	16,952	56,281

Total Common Stocks
(Cost $9,818,981)		11,887,950

	Face
	Amount
REPURCHASE AGREEMENT††,1 — 0.0%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$872	872

Total Repurchase Agreement (Cost $872)		872

Total Investments — 99.4% (Cost $9,819,853)		$11,888,822

Other Assets, Less
Liabilities — 0.6%		70,562

Total Net Assets — 100.0%		$11,959,384

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

† †	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

160 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P SMALLCAP 600 PURE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $9,818,981)	$11,887,950
Repurchase agreements, at value (cost 872)	872
Receivables:
Securities sold	143,734
Fund shares sold	3,386,705
Dividends	2,956

Total assets	15,422,217

Liabilities:
Overdraft due to custodian bank	3,000
Payable for:
Fund shares redeemed	5
Securities purchased	3,426,247
Management fees	4,927
Transfer agent and administrative fees	1,643
Investor service fees	1,643
Portfolio accounting fees	657
Other	24,711

Total liabilities	3,462,833

Net assets	$11,959,384

Net assets consist of:
Paid in capital	$16,174,650
Accumulated net investment loss	(66,524)
Accumulated net realized loss on investments	(6,217,711)
Net unrealized appreciation on investments	2,068,969

Net assets	$11,959,384
Capital shares outstanding	117,432
Net asset value per share	$101.84

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends	$46,550
Interest	26

Total investment income	46,576

Expenses:
Management fees	51,492
Transfer agent and administrative fees	17,164
Investor service fees	17,164
Portfolio accounting fees	6,866
Trustees’ fees*	709
Professional fees	9,248
Miscellaneous	10,457

Total expenses	113,100

Net investment loss	(66,524)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	729,699

Net realized gain	729,699

Net change in unrealized appreciation (depreciation) on:
Investments	(640,774)

Net change in unrealized appreciation (depreciation)	(640,774)

Net realized and unrealized gain	88,925

Net increase in net assets resulting from operations	$22,401

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 161

S&P SMALLCAP 600 PURE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended
	June 30,	Year
	2011	Ended
	(Unaudited)	December 31, 2010
Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(66,524)	$(132,245)
Net realized gain (loss) on investments	729,699	(147,775)
Net change in unrealized appreciation (depreciation) on investments	(640,774)	723,537

Net increase in net assets resulting from operations	22,401	443,517

Distributions to Shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares	32,909,857	126,900,019
Cost of shares redeemed	(38,200,622)	(123,677,761)

Net increase (decrease) from capital share transactions	(5,290,765)	3,222,258

Net increase (decrease) in net assets	(5,268,364)	3,665,775
Net Assets:
Beginning of period	17,227,748	13,561,973

End of period	$11,959,384	$17,227,748

Accumulated net investment loss at end of period	$(66,524)	$—

Capital Share Activity:
Shares sold	322,887	1,392,712
Shares redeemed	(374,380)	(1,390,154)

Net increase (decrease) in shares	(51,493)	2,558

162 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

S&P SMALLCAP 600 PURE VALUE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009[d]	2008[d]	2007[d]	2006[d]

Per Share Data
Net asset value, beginning of period	$101.98	$81.52	$50.83	$91.10	$143.00	$128.35

Income (loss) from investment operations:
Net investment income (loss)[b]	(.49)	(.56)	(.26)	1.20	.95	.90
Net gain (loss) on investments (realized and unrealized)	.35	21.02	31.93	(40.87)	(29.85)	23.70

Total from investment operations	(.14)	20.46	31.67	(39.67)	(28.90)	24.60

Less distributions from:
Net investment income	—	—	(.98)	(.60)	(.30)	(.85)
Net realized gains	—	—	—	—	(22.70)	(9.10)

Total distributions	—	—	(.98)	(.60)	(23.00)	(9.95)

Net asset value, end of period	$101.84	$101.98	$81.52	$50.83	$91.10	$143.00

Total Return[c]	(0.14%)	25.10%	62.33%	(43.50%)	(20.36%)	19.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,959	$17,228	$13,562	$10,310	$9,710	$34,124

Ratios to average net assets:
Net investment income (loss)	(0.97%)	(0.61%)	(0.37%)	1.60%	0.66%	0.64%
Total expenses	1.65%	1.55%	1.55%	1.52%	1.49%	1.49%

Portfolio turnover rate	186%	526%	380%	391%	241%	433%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Per share amounts for the period December 31, 2005 — April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 163

FUND PROFILE (Unaudited)	June 30, 2011
EUROPE 1.25x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 125% of the fair value of the STOXX 50® Index (the “underlying index”).
Inception Date: October 1, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Novartis AG ADR	6.2%
Total S.A. ADR	4.9%
HSBC Holdings plc ADR	3.6%
Siemens AG ADR	3.5%
Royal Dutch Shell plc ADR	3.3%
ENI SpA ADR	3.1%
France Telecom S.A. ADR	3.2%
Vodafone Group plc ADR	2.9%
BP plc ADR	2.9%
Rio Tinto plc ADR	2.7%

Top Ten Total	36.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
164 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
EUROPE 1.25x STRATEGY FUND

	Shares	Value

COMMON STOCKS† — 70.1%

FINANCIALS — 14.2%
HSBC Holdings plc ADR	5,800	$287,796
Banco Santander S.A. ADR	16,800	193,368
Deutsche Bank AG	2,370	140,399
UBS AG	7,080	129,281
Banco Bilbao Vizcaya Argentaria S.A. ADR	9,400	110,356
Credit Suisse Group AG ADR	2,610	101,842
Barclays plc ADR	5,350	87,900
ING Groep N.V. ADR*	6,750	83,498

Total Financials		1,134,440

ENERGY — 14.2%
Total S.A. ADR	6,790	392,734
Royal Dutch Shell plc ADR	3,640	258,913
ENI SpA ADR	5,270	250,588
BP plc ADR	5,200	230,308

Total Energy		1,132,543

HEALTH CARE — 12.2%
Novartis AG ADR	8,151	498,108
GlaxoSmithKline plc ADR	4,561	195,667
AstraZeneca plc ADR	3,231	161,776
Sanofi ADR	2,971	119,345

Total Health Care		974,896

TELECOMMUNICATION SERVICES — 9.8%
France Telecom S.A. ADR	11,710	249,306
Vodafone Group plc ADR	8,730	233,266
Telefonica S.A. ADR	8,440	206,695
Deutsche Telekom AG ADR	5,600	87,528

Total Telecommunication Services		776,795

MATERIALS — 5.8%
Rio Tinto plc ADR	2,961	214,140
BHP Billiton Ltd. ADR	1,890	178,851
ArcelorMittal	1,890	65,696

Total Materials		458,687

CONSUMER STAPLES — 4.4%
Diageo plc ADR	1,620	132,629
Unilever N.V.	3,830	125,816
British American Tobacco plc ADR	1,080	95,040

Total Consumer Staples		353,485

INDUSTRIALS — 3.5%
Siemens AG ADR	2,040	280,561

INFORMATION TECHNOLOGY — 2.9%
SAP AG ADR	1,810	109,777
Telefonaktiebolaget LM Ericsson ADR	5,740	82,541
Nokia Oyj ADR	5,650	36,273

Total Information Technology		228,591

CONSUMER DISCRETIONARY — 2.3%
Daimler AG	2,380	179,357

UTILITIES — 0.8%
Veolia Environnement S.A. ADR	2,110	59,797

Total Common Stocks
(Cost $4,412,432)
		5,579,152

	Face
	Amount
REPURCHASE AGREEMENTS††,1 — 16.4%
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	$281,034	281,034
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	281,034	281,034
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	281,034	281,034
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	235,047	235,047
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	231,433	231,433

Total Repurchase Agreements (Cost $1,309,582)		1,309,582

Total Investments — 86.5% (Cost $5,722,014)		$6,888,734

Cash & Other Assets, Less Liabilities — 13.5%		1,071,893

Total Net Assets — 100.0%		$7,960,627

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 165

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
EUROPE 1.25x STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
September 2011 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $3,564,064)	96	$61,338
September 2011 EURO STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $787,499)	19	(449)

(Total Aggregate Value of Contracts $4,351,563)		$60,889

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2011 EURO Currency Futures Contracts (Aggregate Value of Contracts $4,341,000)	24	$44,915

Country Diversification
The pie chart above reflects percentages of
the market value of Common Stocks.

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company.

166 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

EUROPE 1.25x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $4,412,432)	$5,579,152
Repurchase agreements, at value (cost 1,309,582)	1,309,582
Foreign currency, at value (cost 57,493)	57,529
Segregated cash with broker	338,420
Receivables:
Variation margin	57,093
Fund shares sold	664,234
Dividends	29,196
Foreign taxes reclaim	9,676

Total assets	8,044,882

Liabilities:
Overdraft due to custodian bank	57,689
Payable for:
Fund shares redeemed	734
Management fees	5,931
Transfer agent and administrative fees	1,647
Investor service fees	1,647
Portfolio accounting fees	659
Other	15,948

Total liabilities	84,255

Net assets	$7,960,627

Net assets consist of:
Paid in capital	$12,883,731
Undistributed net investment income	88,117
Accumulated net realized loss on investments	(6,283,945)
Net unrealized appreciation on investments	1,272,724

Net assets	$7,960,627
Capital shares outstanding	483,370
Net asset value per share	$16.47

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $7,208)	$181,390
Interest	1,125

Total investment income	182,515

Expenses:
Management fees	47,222
Transfer agent and administrative fees	13,117
Investor service fees	13,117
Portfolio accounting fees	5,247
Trustees’ fees*	445
Professional fees	5,677
Miscellaneous	9,573

Total expenses	94,398

Net investment income	88,117

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(27,713)
Futures contracts	539,524
Foreign currency	(1,332)

Net realized gain	510,479

Net change in unrealized appreciation (depreciation) on:
Investments	133,157
Futures contracts	97,943
Foreign currency	200

Net change in unrealized appreciation (depreciation)	231,300

Net realized and unrealized gain	741,779

Net increase in net assets resulting from operations	$829,896

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 167

EUROPE 1.25x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$88,117	$93,292
Net realized gain (loss) on investments	510,479	(830,942)
Net change in unrealized appreciation (depreciation) on investments	231,300	(2,430,297)

Net increase (decrease) in net assets resulting from operations	829,896	(3,167,947)

Distributions to shareholders from:
Net investment income	—	(169,256)

Total distributions to shareholders	—	(169,256)

Capital share transactions:
Proceeds from sale of shares	34,629,000	87,347,017
Distributions reinvested	—	169,256
Cost of shares redeemed	(36,560,799)	(97,474,706)

Net decrease from capital share transactions	(1,931,799)	(9,958,433)

Net decrease in net assets	(1,101,903)	(13,295,636)
Net assets:
Beginning of period	9,062,530	22,358,166

End of period	$7,960,627	$9,062,530

Undistributed net investment income at end of period	$88,117	$—

Capital share activity:
Shares sold	2,161,907	5,949,770
Shares issued from reinvestment of distributions	—	11,157
Shares redeemed	(2,290,871)	(6,684,951)

Net decrease in shares	(128,964)	(724,024)

168 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

EUROPE 1.25x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$14.80	$16.73	$12.65	$29.95	$29.60	$23.84

Income (loss) from investment operations:
Net investment income[b]	.13	.12	.13	.55	.70	.70
Net gain (loss) on investments (realized and unrealized)	1.54	(1.85)	4.31	(17.04)	3.26	6.31

Total from investment operations	1.67	(1.73)	4.44	(16.49)	3.96	7.01

Less distributions from:
Net investment income	—	(.20)	(.36)	(.19)	(.71)	(.48)
Net realized gains	—	—	—	(.62)	(2.90)	(.77)

Total distributions	—	(.20)	(.36)	(.81)	(3.61)	(1.25)

Net asset value, end of period	$16.47	$14.80	$16.73	$12.65	$29.95	$29.60

Total Return[c]	11.28%	(10.35%)	35.01%	(54.86%)	13.06%	29.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,961	$9,063	$22,358	$12,535	$82,833	$89,490

Ratios to average net assets:
Net investment income	1.68%	0.82%	0.90%	2.33%	2.18%	2.55%
Total expenses	1.80%	1.71%	1.71%	1.67%	1.63%	1.65%

Portfolio turnover rate	178%	461%	321%	111%	220%	219%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 169

FUND PROFILE (Unaudited)	June 30, 2011
JAPAN 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei-225 Stock Average Index (the “underlying index”).
Inception Date: October 1, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
170 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
JAPAN 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 74.7%
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	$768,679	$768,679
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	768,679	768,679
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	768,679	768,679
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	642,896	642,896
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	633,010	633,010

Total Repurchase Agreements (Cost $3,581,943)		3,581,943

Total Investments — 74.7% (Cost $3,581,943)		$3,581,943

Cash & Other Assets, Less Liabilities — 25.3%		1,210,396

Total Net Assets — 100.0%		$4,792,339

		Unrealized
	Contracts	Gain (loss)

FUTURES CONTRACTS PURCHASED†
September 2011 Nikkei-225 Stock Average Index Futures Contracts (Aggregate Value of Contracts $9,692,200)	196	$408,446

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2011 Japanese Yen Futures Contracts (Aggregate Value of Contracts $9,940,000)	64	$(16,658)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 171

JAPAN 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Repurchase agreements, at value (cost $3,581,943)	$3,581,943
Segregated cash with broker	911,750
Receivables:
Variation margin	58,679
Fund shares sold	256,130

Total assets	4,808,502

Liabilities:
Payable for:
Fund shares redeemed	44
Management fees	2,663
Transfer agent and administrative fees	888
Investor service fees	888
Portfolio accounting fees	355
Other	11,325

Total liabilities	16,163

Net assets	$4,792,339

Net assets consist of:
Paid in capital	$11,929,981
Accumulated net investment loss	(53,708)
Accumulated net realized loss on investments	(7,475,722)
Net unrealized appreciation on investments	391,788

Net assets	$4,792,339
Capital shares outstanding	241,082
Net asset value per share	$19.88

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Interest	$1,887

Total investment income	1,887

Expenses:
Management fees	25,422
Transfer agent and administrative fees	8,474
Investor service fees	8,474
Portfolio accounting fees	3,390
Trustees’ fees*	314
Professional fees	4,418
Miscellaneous	5,103

Total expenses	55,595

Net investment loss	(53,708)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(440,771)

Net realized loss	(440,771)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	94,773

Net change in unrealized appreciation (depreciation)	94,773

Net realized and unrealized loss	(345,998)

Net decrease in net assets resulting from operations	$(399,706)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

172 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

JAPAN 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(53,708)	$(97,116)
Net realized gain (loss) on investments	(440,771)	580,853
Net change in unrealized appreciation (depreciation) on investments	94,773	127,894

Net increase (decrease) in net assets resulting from operations	(399,706)	611,631

Distributions to shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares	39,634,043	74,254,486
Cost of shares redeemed	(43,059,678)	(74,658,275)

Net decrease from capital share transactions	(3,425,635)	(403,789)

Net increase (decrease) in net assets	(3,825,341)	207,842
Net Assets:
Beginning of period	8,617,680	8,409,838

End of period	$4,792,339	$8,617,680

Accumulated net investment loss at end of period	$(53,708)	$—

Capital share activity:
Shares sold	2,071,175	4,076,487
Shares redeemed	(2,231,106)	(4,128,317)

Net decrease in shares	(159,931)	(51,830)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 173

JAPAN 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$21.49	$18.57	$15.08	$22.73	$27.13	$33.42

Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.26)	(.23)	.05	.88	1.02
Net gain (loss) on investments (realized and unrealized)	(1.45)	3.18	3.79	(7.86)	(3.83)	.50

Total from investment operations	(1.61)	2.92	3.56	(7.81)	(2.95)	1.52

Less distributions from:
Net investment income	—	—	(.07)	(.13)	(1.45)	(1.29)
Net realized gains	—	—	—	—	—	(6.52)

Total distributions	—	—	(.07)	(.13)	(1.45)	(7.81)

Payments by affiliates	—	—	—	.29 [c]	—	—

Net asset value, end of period	$19.88	$21.49	$18.57	$15.08	$22.73	$27.13

Total Return[d]	(7.49%)	15.72%	23.68%	(32.97%) [c]	(11.23%)	5.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,792	$8,618	$8,410	$13,104	$15,568	$30,510

Ratios to average net assets:
Net investment income (loss)	(1.58%)	(1.44%)	(1.49%)	0.25%	3.32%	2.99%
Total expenses	1.64%	1.55%	1.60%	1.65%	1.64%	1.63%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Excluding the reimbursement, the Fund’s return would have been (34.25%)

[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

174 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
STRENGTHENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The Fund’s current benchmark is 200% of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: September 30, 2005
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 175

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
STRENGTHENING DOLLAR 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 -114.3%
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	$1,146,562	$1,146,562
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	1,026,795	1,026,795
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	1,026,795	1,026,795
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	858,774	858,774
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	845,569	845,569

Total Repurchase Agreements (Cost $4,904,495)		4,904,495

Total Investments — 114.3% (Cost $4,904,495)		$4,904,495

Liabilities, Less Cash & Other Assets — (14.3)%		(613,230)

Total Net Assets — 100.0%		$4,291,265

		Unrealized
	Contracts	Gain (Loss)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2011 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $7,992,365)	107	$3,700

	Units

CURRENCY INDEX SWAP AGREEMENT ††
Goldman Sachs International August 2011 U.S. Dollar Index Swap, Terminating 08/26/11 [3] (Notional Value $655,541)	8,796	$(572)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2011.

[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

176 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STRENGTHENING DOLLAR 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Repurchase agreements, at value
(cost $4,904,495)	$4,904,495
Segregated cash with broker	181,900
Receivables:
Fund shares sold	8,080

Total assets	5,094,475

Liabilities:
Unrealized depreciation on swap agreements Payable for:	572
Fund shares redeemed	681,063
Management fees	3,644
Transfer agent and administrative fees	1,012
Investor service fees	1,012
Portfolio accounting fees	405
Swap settlement	67,739
Variation margin	40,553
Other	7,210

Total liabilities	803,210

Net assets	$4,291,265

Net assets consist of:
Paid in capital	$8,538,091
Accumulated net investment loss	(37,460)
Accumulated net realized loss on investments	(4,212,494)
Net unrealized appreciation on investments	3,128

Net assets	$4,291,265
Capital shares outstanding	759,370
Net asset value per share	$5.65

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Interest	$1,521

Total investment income	1,521

Expenses:
Management fees	19,668
Transfer agent and administrative fees	5,463
Investor service fees	5,463
Portfolio accounting fees	2,186
Trustees’ fees*	194
Professional fees	3,564
Miscellaneous	2,443

Total expenses	38,981

Net investment loss	(37,460)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(199,555)
Futures contracts	(709,880)

Net realized loss	(909,435)

Net change in unrealized appreciation (depreciation) on:
Swap agreements	9,202
Futures contracts	141,338

Net change in unrealized appreciation (depreciation)	150,540

Net realized and unrealized loss	(758,895)

Net decrease in net assets resulting from operations	$(796,355)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 177

STRENGTHENING DOLLAR 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(37,460)	$(159,685)
Net realized loss on investments	(909,435)	(301,915)
Net change in unrealized appreciation (depreciation) on investments	150,540	(368,918)

Net decrease in net assets resulting from operations	(796,355)	(830,518)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	29,904,674	125,762,833
Cost of shares redeemed	(31,687,598)	(125,587,200)

Net increase (decrease) from capital share transactions	(1,782,924)	175,633

Net decrease in net assets	(2,579,279)	(654,885)
Net assets:
Beginning of period	6,870,544	7,525,429

End of period	$4,291,265	$6,870,544

Accumulated net investment loss at end of period	$(37,460)	$—

Capital Share Activity:
Shares sold	4,957,438	17,276,135
Shares redeemed	(5,242,920)	(17,324,657)

Net decrease in shares	(285,482)	(48,522)

178 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STRENGTHENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$6.58	$6.88	$21.25	$20.13	$22.59	$25.62

Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.11)	(.27)	(.08)	.70	.79
Net gain (loss) on investments (realized and unrealized)	(.88)	(.19)	(3.82)	1.20	(3.16)	(3.51)

Total from investment operations	(.93)	(.30)	(4.09)	1.12	(2.46)	(2.72)

Less distributions from:
Net investment income	—	—	—	—	—	(.31)
Net realized gains	—	—	(10.28)	—	—	—

Total distributions	—	—	(10.28)	—	—	(.31)

Net asset value, end of period	$5.65	$6.58	$6.88	$21.25	$20.13	$22.59

Total Return[c]	(14.00%)	(4.51%)	(15.84%)	5.56%	(10.89%)	(10.63%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,291	$6,871	$7,525	$7,024	$4,006	$3,067

Ratios to average net assets:
Net investment income (loss)	(1.71%)	(1.55%)	(1.57%)	(0.41%)	3.26%	3.33%
Total expenses	1.78%	1.69%	1.72%	1.69%	1.61%	1.65%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 179

FUND PROFILE (Unaudited)	June 30, 2011
WEAKENING DOLLAR 2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: September 30, 2005
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative investments such as swap agreements and futures contracts.
180 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
WEAKENING DOLLAR 2x STRATEGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENTS††,1 - 96.2%
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	$785,105	$785,105
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11[2]	785,105	785,105
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	785,105	785,105
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	749,492	749,492
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	646,536	646,536

Total Repurchase Agreements (Cost $3,751,343)		3,751,343

Total Investments — 96.2% (Cost $3,751,343)		$3,751,343

Cash & Other Assets, Less Liabilities — 3.8%		148,373

Total Net Assets — 100.0%		$3,899,716

		Unrealized
	Contracts	Gain (Loss)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2011 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $6,946,635)	93	$(8,280)

Units
CURRENCY INDEX SWAP AGREEMENT SOLD SHORT††
Goldman Sachs International August 2011 U.S. Dollar Index Swap, Terminating 08/26/11[3] (Notional Value $849,482)	11,398	$15,234

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

[2]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2011.

[3]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 181

WEAKENING DOLLAR 2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Repurchase agreements, at value (cost $3,751,343)	$3,751,343
Segregated cash with broker	158,100
Unrealized appreciation on swap agreements	15,234
Receivables:
Variation margin	35,247
Fund shares sold	4,281

Total assets	3,964,205

Liabilities:
Payable for:
Fund shares redeemed	33,087
Management fees	3,139
Transfer agent and administrative fees	872
Investor service fees	872
Portfolio accounting fees	348
Swap settlement	16,314
Other	9,857

Total liabilities	64,489

Net Assets	$3,899,716

Net Assets Consist of:
Paid in capital	$5,887,231
Accumulated net investment loss	(36,981)
Accumulated net realized loss on investments	(1,957,488)
Net unrealized appreciation on investments	6,954

Net assets	$3,899,716
Capital shares outstanding	137,503
Net asset value per share	$28.36

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Interest	$1,365

Total investment income	1,365

Expenses:
Management fees	19,314
Transfer agent and administrative fees	5,365
Investor service fees	5,365
Portfolio accounting fees	2,146
Trustees’ fees*	178
Miscellaneous	5,978

Total expenses	38,346

Net investment loss	(36,981)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	54,223
Futures contracts	425,292

Net realized gain	479,515

Net change in unrealized appreciation (depreciation) on:
Swap agreements	1,845
Futures contracts	(73,502)

Net change in unrealized appreciation (depreciation)	(71,657)

Net realized and unrealized gain	407,858

Net increase in net assets resulting from operations	$370,877

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

182 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

WEAKENING DOLLAR 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(36,981)	$(55,663)
Net realized gain (loss) on investments	479,515	(779,665)
Net change in unrealized appreciation (depreciation) on investments	(71,657)	304,699

Net increase (decrease) in net assets resulting from operations	370,877	(530,629)

Distributions to Shareholders	—	—

Capital share Transactions:
Proceeds from sale of shares	16,581,338	23,120,221
Cost of shares redeemed	(16,354,201)	(24,195,851)

Net increase (decrease) from capital share transactions	227,137	(1,075,630)

Net increase (decrease) in net assets	598,014	(1,606,259)
Net assets:
Beginning of period	3,301,702	4,907,961

End of period	$3,899,716	$3,301,702

Accumulated net investment loss at end of period	$(36,981)	$—

Capital share activity:
Shares sold	607,613	939,074
Shares redeemed	(600,840)	(991,828)

Net increase (decrease) in shares	6,773	(52,754)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 183

WEAKENING DOLLAR 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$25.26	$26.75	$25.10	$28.60	$27.51	$24.31

Income (loss) from investment operations:
Net investment income (loss)[b]	(.23)	(.38)	(.40)	.07	.89	.93
Net gain (loss) on investments (realized and unrealized)	3.33	(1.11)	2.06	(3.57)	4.15	3.14

Total from investment operations	3.10	(1.49)	1.66	(3.50)	5.04	4.07

Less distributions from:
Net investment income	—	—	(.01)	—	(3.95)	(.86)
Net realized gains	—	—	—	—	—	(.01)

Total distributions	—	—	(.01)	—	(3.95)	(.87)

Net asset value, end of period	$28.36	$25.26	$26.75	$25.10	$28.60	$27.51

Total Return[c]	12.32%	(5.61%)	6.61%	(12.24%)	18.12%	16.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,900	$3,302	$4,908	$10,965	$13,579	$11,155

Ratios to average net assets:
Net investment income (loss)	(1.72%)	(1.55%)	(1.58%)	0.23%	3.02%	3.46%
Total expenses	1.79%	1.70%	1.71%	1.68%	1.64%	1.65%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

184 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
REAL ESTATE FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts (“REITs”) (collectively, “Real Estate Companies”).
Inception Date: October 1, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Simon Property Group, Inc.	3.3%
ProLogis, Inc.	3.0%
Public Storage	2.4%
Equity Residential	2.3%
Vornado Realty Trust	2.3%
General Growth Properties, Inc.	2.2%
Boston Properties, Inc.	2.2%
Annaly Capital Management, Inc.	2.0%
HCP, Inc.	1.9%
AvalonBay Communities, Inc.	1.8%

Top Ten Total	23.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 185

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† — 99.5%

REAL ESTATE INVESTMENT TRUSTS (REITS) — 93.2%
SPECIALIZED REIT’S — 23.1%
Public Storage	5,185	$591,142
HCP, Inc.	12,619	462,991
Host Hotels & Resorts, Inc.	25,332	429,377
Health Care REIT, Inc.	7,454	390,813
Ventas, Inc.	7,053	371,764
Rayonier, Inc.	4,769	311,654
Plum Creek Timber Company, Inc.	7,683	311,469
Nationwide Health Properties, Inc.	7,034	291,278
Senior Housing Properties Trust	9,844	230,448
Hospitality Properties Trust	9,438	228,871
Entertainment Properties Trust	4,239	197,961
Extra Space Storage, Inc.	8,648	184,462
LaSalle Hotel Properties	6,908	181,957
Omega Healthcare Investors, Inc.	8,404	176,568
DiamondRock Hospitality Co.	15,947	171,111
Potlatch Corp.	4,184	147,570
Medical Properties Trust, Inc.	12,831	147,557
Healthcare Realty Trust, Inc.	7,060	145,648
Strategic Hotels & Resorts, Inc.*	20,550	145,494
U-Store-It Trust	12,640	132,973
Sunstone Hotel Investors, Inc.*	13,961	129,418
Hersha Hospitality Trust — Class A	21,530	119,922
Sovran Self Storage, Inc.	2,661	109,101

Total Specialized REIT’s		5,609,549

RETAIL REIT’S — 20.0%
Simon Property Group, Inc.	6,802	790,596
General Growth Properties, Inc.	31,962	533,446
Kimco Realty Corp.	19,490	363,294
Macerich Co.	6,649	355,721
Federal Realty Investment Trust	3,608	307,329
Taubman Centers, Inc.	4,304	254,797
Realty Income Corp.	7,552	252,916
Developers Diversified Realty Corp.	17,653	248,907
Regency Centers Corp.	5,600	246,232
Weingarten Realty Investors	8,941	224,956
CBL & Associates Properties, Inc.	11,702	212,157
Tanger Factory Outlet Centers	7,186	192,369
Equity One, Inc.	9,888	184,312
National Retail Properties, Inc.	7,454	182,698
Glimcher Realty Trust	13,761	130,730
Pennsylvania Real Estate Investment Trust	8,285	130,075
Getty Realty Corp.	4,990	125,898
Acadia Realty Trust	5,883	119,601

Total Retail REIT’s		4,856,034

OFFICE REIT’S — 15.1%
Boston Properties, Inc.	4,948	525,280
SL Green Realty Corp.	4,360	361,313
Digital Realty Trust, Inc.	5,148	318,043
Alexandria Real Estate Equities, Inc.	3,528	273,138
Duke Realty Corp.	17,576	246,240
Piedmont Office Realty Trust, Inc. — Class A	11,882	242,274
Mack-Cali Realty Corp.	6,650	219,051
Douglas Emmett, Inc.	10,662	212,067
BioMed Realty Trust, Inc.	10,779	207,388
Highwoods Properties, Inc.	5,915	195,964
Kilroy Realty Corp.	4,932	194,765
CommonWealth REIT	7,184	185,634
Corporate Office Properties Trust	5,671	176,425
Brandywine Realty Trust	13,740	159,246
Lexington Realty Trust	16,121	147,185

Total Office REIT’s		3,664,013

RESIDENTIAL REIT’S — 14.0%
Equity Residential	9,169	550,140
AvalonBay Communities, Inc.	3,470	445,548
Camden Property Trust	4,533	288,389
Essex Property Trust, Inc.	2,093	283,162
UDR, Inc.	11,094	272,358
BRE Properties, Inc.	4,873	243,065
Apartment Investment & Management Co. — Class A	8,749	223,362
Mid-America Apartment Communities, Inc.	3,134	211,451
American Campus Communities, Inc.	5,888	209,142
Home Properties, Inc.	3,385	206,079
Equity Lifestyle Properties, Inc.	3,072	191,816
Post Properties, Inc.	4,647	189,412
Associated Estates Realty Corp.	4,678	76,017

Total Residential REIT’s		3,389,941

MORTGAGE REIT’S — 8.0%
Annaly Capital Management, Inc.	26,652	480,802
MFA Financial, Inc.	26,281	211,299
American Capital Agency Corp.	6,876	200,160
Hatteras Financial Corp.	5,689	160,600
Starwood Property Trust, Inc.	7,192	147,508
Redwood Trust, Inc.	8,955	135,400
Cypress Sharpridge Investments, Inc.	10,055	128,805
Anworth Mortgage Asset Corp.	16,600	124,666
Capstead Mortgage Corp.	9,280	124,352
Invesco Mortgage Capital, Inc.	5,769	121,899
iStar Financial, Inc.*	12,960	105,106

Total Mortgage REIT’s		1,940,597

186 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
REAL ESTATE FUND

	Shares	Value

DIVERSIFIED REIT’S — 5.9%
Vornado Realty Trust	5,844	$544,544
Liberty Property Trust	7,608	247,869
Washington Real Estate Investment Trust	5,976	194,339
Colonial Properties Trust	8,492	173,237
PS Business Parks, Inc.	2,760	152,076
Cousins Properties, Inc.	14,834	126,682

Total Diversified REIT’s		1,438,747

INDUSTRIAL REIT’S — 5.4%
ProLogis, Inc.	20,483	734,111
DuPont Fabros Technology, Inc.	6,334	159,617
DCT Industrial Trust, Inc.	27,949	146,173
First Industrial Realty Trust, Inc.*	11,683	133,771
EastGroup Properties, Inc.	3,026	128,635

Total Industrial REIT’s		1,302,307

FOREST PRODUCTS — 1.7%
Weyerhaeuser Co.	18,164	397,065

Total Real Estate Investment Trusts (REITs)		22,598,253

REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.3%

REAL ESTATE SERVICES — 2.5%
CB Richard Ellis Group, Inc. — Class A*	13,921	349,556
Jones Lang LaSalle, Inc.	2,709	255,459

Total Real Estate Services		605,015

REAL ESTATE OPERATING COMPANIES — 1.8%
Brookfield Office Properties, Inc.	22,168	427,399

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
Forest City Enterprises, Inc. — Class A*	11,895	222,080

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.6%
St. Joe Co.*	7,582	158,009

REAL ESTATE DEVELOPMENT — 0.5%
Howard Hughes Corp.*	1,955	127,153

Total Real Estate Management & Development		1,539,656

Total Common Stocks (Cost $13,287,066)		24,137,909

	Face
	Amount
REPURCHASE AGREEMENT††,1 — 0.3%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$61,602	61,602

Total Repurchase Agreement (Cost $61,602)		61,602

Total Investments — 99.8% (Cost $13,348,668)		$24,199,511

Other Assets, Less Liabilities — 0.2%		53,838

Total Net Assets — 100.0%		$24,253,349

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5. REIT — Real Estate Investment Trust

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 187

REAL ESTATE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $13,287,066)	$24,137,909
Repurchase agreements, at value (cost 61,602)	61,602
Receivables:
Securities sold	515,653
Fund shares sold	4,564
Dividends	111,278

Total assets	24,831,006

Liabilities:
Payable for:
Fund shares redeemed	520,272
Management fees	16,878
Transfer agent and administrative fees	4,964
Investor service fees	4,964
Portfolio accounting fees	1,986
Other	28,593

Total liabilities	577,657

Net assets	$24,253,349

Net assets consist of:
Paid in capital	$29,121,591
Undistributed net investment income	632,909
Accumulated net realized loss on investments	(16,351,994)
Net unrealized appreciation on investments	10,850,843

Net assets	$24,253,349
Capital shares outstanding	847,796
Net asset value per share	$28.61

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $1,297)	$349,596
Interest	26

Total investment income	349,622

Expenses:
Management fees	104,747
Transfer agent and administrative fees	30,808
Investor service fees	30,808
Portfolio accounting fees	12,323
Trustees’ fees*	1,024
Professional fees	14,031
Miscellaneous	20,344

Total expenses	214,085

Net investment income	135,537

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,797,132

Net realized gain	1,797,132

Net change in unrealized appreciation (depreciation) on:
Investments	108,722

Net change in unrealized appreciation (depreciation)	108,722

Net realized and unrealized gain	1,905,854

Net increase in net assets resulting from operations	$2,041,391

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

188 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

REAL ESTATE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$135,537	$497,373
Net realized gain on investments	1,797,132	2,163,334
Net change in unrealized appreciation (depreciation) on investments	108,722	1,676,248

Net increase in net assets resulting from operations	2,041,391	4,336,955

Distributions To Shareholders From:
Net investment income	—	(575,246)

Total distributions to shareholders	—	(575,246)

Capital Share Transactions:
Proceeds from sale of shares	51,132,421	159,529,139
Distributions reinvested	—	575,246
Cost of shares redeemed	(54,182,443)	(172,476,141)

Net decrease from capital share transactions	(3,050,022)	(12,371,756)

Net decrease in net assets	(1,008,631)	(8,610,047)
Net Assets:
Beginning of period	25,261,980	33,872,027

End of period	$24,253,349	$25,261,980

Undistributed net investment income at end of period	$632,909	$497,372

Capital Share Activity:
Shares sold	1,841,368	6,687,209
Shares issued from reinvestment of distributions	—	22,818
Shares redeemed	(1,957,906)	(7,325,879)

Net decrease in shares	(116,538)	(615,852)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 189

REAL ESTATE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$26.20	$21.44	$17.51	$34.35	$50.25	$40.30

Income (loss) from investment operations:
Net investment income[b]	.15	.35	.50	.79	.63	.72
Net gain (loss) on investments (realized and unrealized)	2.26	4.97	3.90	(15.47)	(10.02)	11.68

Total from investment operations	2.41	5.32	4.40	(14.68)	(9.39)	12.40

Less distributions from:
Net investment income	—	(.56)	(.47)	(.20)	(1.09)	(.83)
Net realized gains	—	—	—	(1.96)	(5.42)	(1.62)

Total distributions	—	(.56)	(.47)	(2.16)	(6.51)	(2.45)

Net asset value, end of period	$28.61	$26.20	$21.44	$17.51	$34.35	$50.25

Total Return[c]	9.24%	24.86%	25.27%	(41.64%)	(19.12%)	30.72%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,253	$25,262	$33,872	$15,437	$31,757	$83,181

Ratios to average net assets:
Net investment income	1.10%	1.49%	2.83%	2.61%	1.28%	1.54%
Total expenses	1.74%	1.65%	1.65%	1.62%	1.60%	1.60%

Portfolio turnover rate	156%	394%	450%	288%	226%	532%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

190 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
GOVERNMENT LONG BOND 1.2x STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The Fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: August 18, 1997
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in U.S. Government securities and in derivative investments such as futures contracts.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 191

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
GOVERNMENT LONG BOND 1.2x STRATEGY FUND

	Face
	Amount	Value

U.S. GOVERNMENT SECURITIES†- 46.8%
U.S. Treasury Bond 4.38% due 05/15/41	$11,589,000	$11,576,325

Total U.S. Government Securities
(Cost $11,684,156)		11,576,325

FEDERAL AGENCY DISCOUNT NOTES†† - 16.2%
Federal Home Loan Bank[1] 0.01% due 07/06/11	1,000,000	999,998
Freddie Mac[2] 0.02% due 07/15/11	1,000,000	999,992
Fannie Mae[2] 0.01% due 08/10/11	1,000,000	999,989
Farmer Mac[1] 0.04% due 08/18/11	1,000,000	999,947

Total Federal Agency Discount Notes
(Cost $3,999,926)		3,999,926

REPURCHASE AGREEMENTS†† ,3 -31.3%
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	1,660,278	1,660,278
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	1,660,278	1,660,278
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	1,660,278	1,660,278
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	1,388,596	1,388,596
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	1,367,243	1,367,243

Total Repurchase Agreements
(Cost $7,736,673)		7,736,673

Total Investments — 94.3%
(Cost $23,420,755)		$23,312,924

Cash & Other Assets,
Less Liabilities — 5.7%		1,420,612

Total Net Assets — 100.0%		$24,733,536

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED†
September 2011 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $19,559,063)	155	$(334,692)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements — See Note 5.

192 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $15,684,082)	$15,576,251
Repurchase agreements, at value (cost 7,736,673)	7,736,673
Segregated cash with broker	385,000
Receivables:
Fund shares sold	3,901,199
Interest	51,345

Total assets	27,650,468

Liabilities :
Payable for:
Fund shares redeemed	410,509
Securities purchased	2,397,375
Management fees	9,723
Transfer agent and administrative fees	3,889
Investor service fees	4,862
Portfolio accounting fees	1,945
Other	88,629

Total liabilities	2,916,932

Net assets	$24,733,536

Net assets consist of:
Paid in capital	$32,447,943
Undistributed net investment income	19
Accumulated net realized loss on investments	(7,271,903)
Net unrealized depreciation on investments	(442,523)

Net assets	$24,733,536
Capital shares outstanding	3,492,526
Net asset value per share	$7.08

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Interest	$416,248

Total investment income	416,248

Expenses:
Management fees	55,507
Transfer agent and administrative fees	22,203
Investor service fees	27,754
Portfolio accounting fees	11,101
Trustees’ fees*	940
Professional fees	14,363
Miscellaneous	16,775

Total expenses	148,643

Net investment income	267,605

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(12,069)
Futures contracts	155,615

Net realized gain	143,546

Net change in unrealized appreciation (depreciation) on:
Investments	(194,621)
Futures contracts	(555,710)

Net change in unrealized appreciation (depreciation)	(750,331)

Net realized and unrealized loss	(606,785)

Net decrease in net assets resulting
from operations	$(339,180)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 193

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$267,605	$1,060,729
Net realized gain (loss) on investments	143,546	(74,418)
Net change in unrealized appreciation (depreciation) on investments	(750,331)	620,529

Net increase (decrease) in net assets resulting from operations	(339,180)	1,606,840

Distributions to shareholders from:
Net investment income	(267,586)	(1,069,767)

Total distributions to shareholders	(267,586)	(1,069,767)

Capital Share Transactions:
Proceeds from sale of shares	257,698,783	646,517,465
Distributions reinvested	267,586	1,069,678
Cost of shares redeemed	(249,458,706)	(655,383,267)

Net increase (decrease) from capital share transactions	8,507,663	(7,796,124)

Net increase (decrease) in net assets	7,900,897	(7,259,051)
Net Assets:
Beginning of period	16,832,639	24,091,690

End of period	$24,733,536	$16,832,639

Undistributed net investment income at end of period	$19	$—

Capital Share Activity:
Shares sold	37,160,029	89,845,379
Shares issued from reinvestment of distributions	38,542	152,743
Shares redeemed	(36,075,998)	(91,283,305)

Net increase (decrease) in shares	1,122,573	(1,285,183)

194 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GOVERNMENT LONG BOND 1.2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$7.10	$6.59	$17.24	$12.24	$11.56	$12.38

Income (loss) from investment operations:
Net investment income[b]	.08	.17	.28	.35	.41	.42
Net gain (loss) on investments (realized and unrealized)	(.02)	.50	(5.33)	5.00	.68	(.82)

Total from investment operations	.06	.67	(5.05)	5.35	1.09	(.40)

Less distributions from:
Net investment income	(.08)	(.16)	(.28)	(.35)	(.41)	(.42)
Net realized gains	—	—	(5.32)	—	—	—

Total distributions	(.08)	(.16)	(5.60)	(.35)	(.41)	(.42)

Net asset value, end of period	$7.08	$7.10	$6.59	$17.24	$12.24	$11.56

Total Return[c]	0.88%	10.14%	(31.54%)	44.87%	9.77%	(3.14%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,734	$16,833	$24,092	$63,594	$52,250	$50,420

Ratios to average net assets:
Net investment income	2.41%	2.39%	2.29%	2.75%	3.60%	3.66%
Total expenses	1.34%	1.25%	1.26%	1.22%	1.20%	1.20%

Portfolio turnover rate	1,651%	2,452%	1,694%	1,372%	1,367%	1,339%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 195

FUND PROFILE (Unaudited)	June 30, 2011
INVERSE GOVERNMENT LONG BOND STRATEGY FUND
OBJECTIVE: Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The Fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Inception Date: May 1, 2003
     Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in short sales and derivative investments such as futures contracts.
196 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
INVERSE GOVERNMENT LONG BOND STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 40.2%
Federal Farm Credit Bank[1]
0.02% due 07/01/11	$2,000,000	$2,000,000
0.01% due 07/20/11	1,000,000	999,995
Farmer Mac[1]
0.08% due 07/12/11	2,000,000	1,999,988
0.04% due 07/01/11	1,000,000	1,000,000

Total Federal Agency Discount Notes
(Cost $5,999,946)		5,999,983

REPURCHASE AGREEMENTS†† - 175.6%
Joint Repurchase Agreements[2]
Deutsche Bank
issued 06/30/11 at 0.00% due 07/01/11	2,847,314	2,847,314
Credit Suisse Group
issued 06/30/11 at 0.00% due 07/01/11	2,847,314	2,847,314
HSBC Group
issued 06/30/11 at 0.00% due 07/01/11	2,847,314	2,847,314
BNP Paribas Securities Corp.
issued 06/30/11 at 0.00% due 07/01/11	2,381,389	2,381,389
Mizuho Financial Group, Inc.
issued 06/30/11 at 0.00% due 07/01/11	2,344,771	2,344,771
Individual Repurchase Agreements[3]
Barclays Capital
issued 06/30/11 at - 0.05% due 07/01/11 (Secured
by a U.S. Treasury Bond, at a
rate of 4.38% and maturing
05/15/41 as collateral, with
a Value of $13,128,976) to be
repurchased at
$12,939,673	12,939,691	12,939,691

Total Repurchase Agreements
(Cost $26,207,793)		26,207,793

Total Long Investments — 215.8%
(Cost $32,207,739)		$32,207,776

U.S. GOVERNMENT SECURITIES SOLD SHORT† - (74.2)%
U.S. Treasury Bond
4.38% due 05/15/41	11,084,000	(11,071,877)

Total U.S. Government Securities Sold Short
(Proceeds $11,406,903)		(11,071,877)

Liabilities, Less Cash & Other Assets — (41.6)%		(6,209,171)

Total Net Assets — 100.0%		$14,926,728

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT†
September 2011 Ultra Long-Term U.S. Treasury Bond Futures Contracts (Aggregate Value of Contracts $4,164,188)	33	$124,539

†	Value determined based on Level 1 inputs — See Note 4.

† †	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	Repurchase Agreements — See Note 5.

[3]	All or portion of this security is pledged as short security collateral at June 30, 2011.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 197

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $5,999,946)	$5,999,983
Repurchase agreements, at value (cost 26,207,793)	26,207,793
Segregated cash with broker	145,750
Receivables:
Variation margin	16,752
Fund shares sold	60,389

Total assets	32,430,667

Liabilities :
Securities sold short, at value (proceeds $11,406,903)	11,071,877
Payable for:
Fund shares redeemed	4,317,234
Securities purchased	1,997,813
Management fees	11,875
Transfer agent and administrative fees	3,298
Investor service fees	3,298
Portfolio accounting fees	1,319
Other	97,225

Total liabilities	17,503,939

Net assets	$14,926,728

Net assets consist of:
Paid in capital	$28,724,562
Accumulated net investment loss	(500,952)
Accumulated net realized loss on investments	(13,756,484)
Net unrealized appreciation on investments	459,602

Net assets	$14,926,728
Capital shares outstanding	1,087,491
Net asset value per share	$13.73

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Interest	$10,556

Total investment income	10,556

Expenses:
Management fees	88,317
Transfer agent and administrative fees	24,533
Investor service fees	24,533
Portfolio accounting fees	9,813
Trustees’ fees*	847
Short sales dividend expense	336,028
Miscellaneous	27,437

Total expenses	511,508

Net investment loss	(500,952)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	(537,585)
Securities sold short	84,967

Net realized loss	(452,618)

Net change in unrealized appreciation (depreciation) on:
Investments	(101)
Securities sold short	54,728
Futures contracts	165,588

Net change in unrealized appreciation (depreciation)	220,215

Net realized and unrealized loss	(232,403)

Net decrease in net assets resulting from operations	$(733,355)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

198 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(500,952)	$(953,506)
Net realized loss on investments	(452,618)	(814,122)
Net change in unrealized appreciation (depreciation) on investments	220,215	(867,897)

Net decrease in net assets resulting from operations	(733,355)	(2,635,525)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	210,284,437	461,891,203
Cost of shares redeemed	(211,804,973)	(470,014,885)

Net decrease from capital share transactions	(1,520,536)	(8,123,682)

Net decrease in net assets	(2,253,891)	(10,759,207)
Net assets:
Beginning of period	17,180,619	27,939,826

End of period	$14,926,728	$17,180,619

Accumulated net investment loss at end of period	$(500,952)	$—

Capital share activity:
Shares sold	14,719,207	32,095,890
Shares redeemed	(14,845,081)	(32,603,212)

Net decrease in shares	(125,874)	(507,322)

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 199

INVERSE GOVERNMENT LONG BOND STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$14.16	$16.24	$13.60	$19.58	$21.55	$20.80

Income (loss) from investment operations:
Net investment income (loss)[b]	(.36)	(.73)	(.33)	(.21)	.70	.69
Net gain (loss) on investments (realized and unrealized)	(.07)	(1.35)	2.97	(5.68)	(1.67)	.97

Total from investment operations	(.43)	(2.08)	2.64	(5.89)	(.97)	1.66

Less distributions from:
Net investment income	—	—	—	(.09)	(1.00)	(.91)

Total distributions	—	—	—	(.09)	(1.00)	(.91)

Net asset value, end of period	$13.73	$14.16	$16.24	$13.60	$19.58	$21.55

Total Return[c]	(3.11%)	(12.81%)	19.41%	(30.21%)	(4.51%)	8.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,927	$17,181	$27,940	$10,625	$17,611	$29,246

Ratios to average net assets:
Net investment income (loss)	(5.10%)	(5.12%)	(2.09%)	(1.12%)	3.17%	3.08%
Total expenses	5.21%	5.31%	2.23%	4.12%	3.83%	5.12%
Operating expenses[d]	1.79%	1.70%	1.71%	1.65%	1.63%	1.63%

Portfolio turnover rate	1,118%	3,555%	—	2,851%	1,123%	597%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Operating expenses exclude interest and dividend expense from securities sold short.

200 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited) U.S. GOVERNMENT MONEY MARKET FUND	June 30, 2011
OBJECTIVE: Seeks to provide security of principal, high current income, and liquidity.
Inception Date: May 7, 1997
     Holdings Diversification (Market Exposure as % of Net Assets)
FADN — Federal Agency Discount Notes.
The Fund invests principally in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and enters into repurchase agreements fully collateralized by U.S. government securities.
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 201

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
U.S. GOVERNMENT MONEY MARKET FUND

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES† - 54.8%
Fannie Mae[1]
0.16% due 08/08/11	$10,000,000	$9,998,259
0.16% due 10/03/11	10,000,000	9,995,822
0.18% due 12/01/11	10,000,000	9,992,350
0.20% due 07/11/11	5,000,000	4,999,722
Farmer Mac[2]
0.04% due 07/26/11	25,000,000	24,999,305
0.08% due 07/12/11	5,000,000	4,999,878
Freddie Mac[1]
0.05% due 10/06/11	20,000,000	19,997,036
0.23% due 08/16/11	10,000,000	9,997,061
Federal Home Loan Bank[2]
0.07% due 09/14/11	15,000,000	14,997,813
0.04% due 07/15/11	10,000,000	9,999,844
Federal Farm Credit Bank[2]
0.11% due 12/07/11	10,000,000	9,995,142

Total Federal Agency Discount Notes
(Cost $129,972,232)		129,972,232

REPURCHASE AGREEMENTS†,3 - 52.2%
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	26,530,930	26,530,930
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	26,530,930	26,530,930
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	26,530,930	26,530,930
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	22,189,505	22,189,505
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	21,848,304	21,848,304

Total Repurchase Agreements
(Cost $123,630,599)		123,630,599

Total Investments – 107.0%
(Cost $253,602,831)		$253,602,831

Liabilities & Other Assets – (7.0)%		(16,550,799)

Total Net Assets – 100.0%		$237,052,032

†	Value determined based on Level 2 inputs — See Note 4.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements — See Note 5.

202 | THE RYDEX |SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $129,972,232)	$129,972,232
Repurchase agreements, at value (cost 123,630,599)	123,630,599

Total assets	253,602,831

Liabilities :
Payable for:
Fund shares redeemed	16,179,934
Other	370,865

Total liabilities	16,550,799

Net assets	$237,052,032

Net assets consist of:
Paid in capital	$237,044,651
Undistributed net investment income	7,381
Accumulated net realized gain on investments	—
Net unrealized appreciation on investments	—

Net assets	$237,052,032
Capital shares outstanding	237,064,252
Net asset value per share	$1.00

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Interest	$115,035

Total investment income	115,035

Expenses:
Management fees	466,194
Transfer agent and administrative fees	186,480
Investor service fees	233,097
Portfolio accounting fees	93,175
Trustees’ fees*	7,494
Professional fees	105,847
Miscellaneous	151,263

Total expenses	1,243,550

Less:
Expenses waived by Service Company	(278,912)
Expenses waived by Distributor	(233,099)
Expenses waived by Advisor	(619,725)

Total waived expenses	(1,131,736)

Net expenses	111,814

Net investment income	3,221

Net increase in net assets resulting from operations	$3,221

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 203

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$3,221	$13,401

Net increase in net assets resulting from operations	3,221	13,401

Distributions to shareholders from:
Net investment income	(3,215)	(13,401)
Net realized gains	—	(7,879)

Total distributions to shareholders	(3,215)	(21,279)

Capital share transactions:
Proceeds from sale of shares	426,957,952	920,292,877
Distributions reinvested	3,215	21,279
Cost of shares redeemed	(397,691,371)	(943,975,363)

Net increase (decrease) from capital share transactions	29,269,796	(23,661,207)

Net increase (decrease) in net assets	29,269,802	(23,669,085)
Net assets:
Beginning of period	207,782,230	231,451,315

End of period	$237,052,032	$207,782,230

Undistributed net investment income at end of period	$7,381	$7,375

Capital share activity:
Shares sold	426,957,952	920,292,877
Shares issued from reinvestment of distributions	3,215	21,279
Shares redeemed	(397,691,371)	(943,975,363)

Net increase (decrease) in shares	29,269,796	(23,661,207)

204 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT	See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[b]	— [c]	— [c]	— [c]	.01	.04	.04
Net gain on investments (realized and unrealized)	—	—	— [c]	— [c]	—	—

Total from investment operations	— [c]	— [c]	— [c]	.01	.04	.04

Less distributions from:
Net investment income	(—)[c]	(—)[c]	(—)[c]	(.01)	(.04)	(.04)

Total distributions	(—)[c]	(—)[c]	(—)[c]	(.01)	(.04)	(.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[d]	0.00%	0.01%	0.06%	1.14%	3.90%	3.82%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$237,052	$207,782	$231,451	$360,946	$277,346	$208,148

Ratios to average net assets:
Net investment income	— [f]	0.01%	0.02%	1.09%	3.80%	3.78%
Total expenses	1.33%	1.25%	1.28%	1.22%	1.19%	1.19%
Net expenses[e]	0.12%	0.18%	0.54%	1.22%	1.19%	1.19%

Portfolio turnover rate	—	—	—	—	—	—

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Less than $0.01 per share.

[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers.

[f]	Less than 0.01%.

See Notes to Financial Statements.	THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 205

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization and Significant Accounting Policies

Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2011, the Trust consisted of fifty-seven separate funds. This report covers the Target Beta and Money Market funds (the “Funds”), while the other funds are contained in separate reports.
Security Global Investors (“SGI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days at acquistion are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.
The value of foreign equity swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend
206 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income.
Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.
Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Certain Funds entered into stock, bond and currency index futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following Funds entered into futures contracts for the following purposes:

Index
Fund	Exposure	Liquidity

Nova Fund	x	x
Inverse S&P 500 Strategy Fund	x	x
NASDAQ-100® Fund	x	x
Inverse NASDAQ-100® Strategy Fund	x	x
S&P 500 2x Strategy Fund	x	x
NASDAQ-100® 2x Strategy Fund	x	x
Mid-Cap 1.5x Strategy Fund	x	x
Inverse Mid-Cap Strategy Fund	x	x
Russell 2000® 2x Strategy Fund	x	x
Russell 2000® 1.5x Strategy Fund	x	x
Inverse Russell 2000® Strategy Fund	x	x
Dow 2x Strategy Fund	x	x
Inverse Dow 2x Strategy Fund	x	x
Europe 1.25x Strategy Fund	x	x
Japan 2x Strategy Fund	x	x
Strengthening Dollar 2x Strategy Fund	x	x
Weakening Dollar 2x Strategy Fund	x	x
Government Long Bond 1.2x Strategy Fund	x	x
Inverse Government Long Bond Strategy Fund	x	x
F. Certain Funds entered into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
The following Funds entered into swap agreements for the following purposes:

Index
Fund	Exposure	Liquidity

Nova Fund	x	x
Inverse S&P 500 Strategy Fund	x	x
NASDAQ-100® Fund	x	x
Inverse NASDAQ-100® Strategy Fund	x	x
S&P 500 2x Strategy Fund	x	x
NASDAQ-100® 2x Strategy Fund	x	x
Mid-Cap 1.5x Strategy Fund	x	x
Inverse Mid-Cap Strategy Fund	x	x
Russell 2000® 2x Strategy Fund	x	x
Russell 2000® 1.5x Strategy Fund	x	x
Inverse Russell 2000® Strategy Fund	x	x
Dow 2x Strategy Fund	x	x
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 207

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Index
Fund	Exposure	Liquidity

Inverse Dow 2x Strategy Fund	x	x
Strengthening Dollar 2x Strategy Fund	x	x
Weakening Dollar 2x Strategy Fund	x	x
G. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
H. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
I. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.	Financial Instruments
As part of its investment strategy, the Funds utilized short sales and a variety of derivative instruments including futures and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless SGI believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, futures and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.	Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Trust pays SGI investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the Nova Fund, the NASDAQ-100® Fund, the S&P SmallCap 600 Pure Value Fund, the S&P MidCap 400 Pure Value Fund, the S&P 500 Pure Value Fund, the S&P SmallCap 600 Pure Growth Fund, the S&P MidCap 400 Pure Growth Fund, the S&P 500 Pure Growth Fund and the Japan 2x Strategy Fund; 0.85% of the average
208 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
daily net assets of the Real Estate Fund; and 0.90% of the average daily net assets of the remaining Funds covered in this report.
RFS provides transfer agent and administrative services to the Funds calculated at an annualized rate of 0.20% of the average daily net assets of the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the remaining Funds covered in this report.
RFS also provides accounting services to the Funds for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
RFS engages external service providers to perform other necessary services for the Trust, such as audit related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted an Investor Services Plan for which RDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.
SGI and its affiliates have voluntarily agreed to waive their fees, including but not limited to accounting, investor services and investment advisory fees, in an attempt to maintain a positive net yield for the U.S. Government Money Market Fund. SGI or its affiliates may terminate this voluntary waiver at any time upon notice to the Fund. When investor services fees are waived, dealer compensation will be reduced to the extent of such waiver.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
4.	Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2011:

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	in Securities	Instruments*	in Securities	Instruments*	Total

Assets
Nova Fund	$16,361,323	$7,770	$10,417,689	$444,305	$27,231,087
Inverse S&P 500 Strategy Fund	—	—	15,701,928	—	15,701,928
NASDAQ-100® Fund	37,855,392	5,518	9,881,062	232,483	47,974,455
Inverse NASDAQ-100® Strategy Fund	—	—	8,148,591	—	8,148,591
S&P 500 2x Strategy Fund	9,146,374	208,393	5,680,515	431,483	15,466,765
NASDAQ-100® 2x Strategy Fund	14,784,123	158,781	7,188,960	952,947	23,084,811
Mid-Cap 1.5x Strategy Fund	10,811,672	35,340	4,406,298	213,570	15,466,880
Inverse Mid-Cap Strategy Fund	—	—	1,385,431	—	1,385,431
Russell 2000® 2x Strategy Fund	742,927	90,085	5,177,304	166,195	6,176,511
Russell 2000® 1.5x Strategy Fund	1,442,033	8,970	13,116,930	508,306	15,076,239
Inverse Russell 2000® Strategy Fund	—	—	4,067,262	—	4,067,262
Dow 2x Strategy Fund	11,004,133	108,256	2,832,967	381,923	14,327,279
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	in Securities	Instruments*	in Securities	Instruments*	Total

Inverse Dow 2x Strategy Fund	$—	$—	$11,581,002	$—	$11,581,002
S&P 500 Pure Growth Fund	49,480,239	—	124,371	—	49,604,610
S&P 500 Pure Value Fund	39,818,665	—	188,124	—	40,006,789
S&P MidCap 400 Pure Growth Fund	49,089,681	—	412,902	—	49,502,583
S&P MidCap 400 Pure Value Fund	14,415,771	—	115,445	—	14,531,216
S&P SmallCap 600 Pure Growth Fund	26,317,405	—	168,395	—	26,485,800
S&P SmallCap 600 Pure Value Fund	11,887,950	—	872	—	11,888,822
Europe 1.25x Strategy Fund	5,579,152	106,253	1,309,582	—	6,994,987
Japan 2x Strategy Fund	—	408,446	3,581,943	—	3,990,389
Strengthening Dollar 2x Strategy Fund	—	3,700	4,904,495	—	4,908,195
Weakening Dollar 2x Strategy Fund	—	—	3,751,343	15,234	3,766,577
Real Estate Fund	24,137,909	—	61,602	—	24,199,511
Government Long Bond 1.2x Strategy Fund	11,576,325	—	11,736,599	—	23,312,924
Inverse Government Long Bond Strategy Fund	—	124,539	32,207,776	—	32,332,315
U.S. Government Money Market Fund	—	—	253,602,831	—	253,602,831

Liabilities
Inverse S&P 500 Strategy Fund	$—	$19,642	$—	$386,241	$405,883
Inverse NASDAQ-100® Strategy Fund	—	31,614	—	184,738	216,352
Inverse Mid-Cap Strategy Fund	—	42,741	—	6,193	48,934
Inverse Russell 2000® Strategy Fund	—	8,510	—	62,990	71,500
Inverse Dow 2x Strategy Fund	—	124,227	—	373,725	497,952
Europe 1.25x Strategy Fund	—	449	—	—	449
Japan 2x Strategy Fund	—	16,658	—	—	16,658
Strengthening Dollar 2x Strategy Fund	—	—	—	572	572
Weakening Dollar 2x Strategy Fund	—	8,280	—	—	8,280
Government Long Bond 1.2x Strategy Fund	—	334,692	—	—	334,692
Inverse Government Long Bond Strategy Fund	11,071,877	—	—	—	11,071,877

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the Levels as of the beginning of the period. During the period ended June 30, 2011, Russell 2000®1.5x Strategy Fund and Russell 2000® 2x Strategy Fund had securities removed from Level 3 as a result of the sale of the security. There were no other securites that transferred between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2011:

Securities

Russell 2000® 1.5x Strategy Fund
Assets:
Beginning Balance	$10
Total realized gains or losses included in earnings	(22)
Total change in unrealized gains or losses included in earnings	104
Purchases, sales, issuances, and settlements (net)	(92)
Transfers in and/or out of Level 3	—

Ending Balance	$—

210 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Securities

Russell 2000® 2x Strategy Fund
Assets:
Beginning Balance	$5
Total realized gains or losses included in earnings	(43)
Total change in unrealized gains or losses included in earnings	84
Purchases, sales, issuances, and settlements (net)	(46)
Transfers in and/or out of Level 3	—

Ending Balance	$—

5. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At June 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value

Credit Suisse Group			U.S. Treasury Note
0.00%			1.00%
Due 07/01/11	$77,560,667	$77,560,667	04/30/12	$78,465,000	$79,111,904

BNP Paribas Securities Corp.			U.S. Treasury Note
0.00%			0.38%
Due 07/01/11	58,643,701	58,643,701	10/31/12	59,704,200	59,816,644

Deutsche Bank			U.S. Treasury Note
0.00%			2.75%
Due 07/01/11	55,000,000	55,000,000	11/30/16	53,558,000	56,100,096

HSBC Group			U.S. Treasury Bonds
0.00%			4.38%
Due 07/01/11	55,000,000	55,000,000	02/15/38-05/15/40	54,935,800	56,100,059

Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.00%			0.00%
Due 07/01/11	45,292,674	45,292,674	05/31/12	46,269,600	46,198,553

	$291,497,041	$291,497,041		$292,932,600	$297,327,256

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.
During the period ended June 30, 2011, certain Funds sought to gain exposure to their respective benchmarks by investing in currency, and financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Approximate percentage of Fund’s
Fund	net assets on a daily basis

Nova Fund	90%
Inverse S&P 500 Strategy Fund	100%
NASDAQ-100® Fund	20%
Inverse NASDAQ-100® Strategy Fund	100%
S&P 500 2x Strategy Fund	150%
NASDAQ-100® 2x Strategy Fund	140%
Mid-Cap 1.5x Strategy Fund	80%
Inverse Mid-Cap Strategy Fund	120%
Russell 2000® 2x Strategy Fund	190%
Russell 2000® 1.5x Strategy Fund	140%
Inverse Russell 2000® Strategy Fund	105%
Dow 2x Strategy Fund	130%
Inverse Dow 2x Strategy Fund	200%
Europe 1.25x Strategy Fund	55%*
Japan 2x Strategy Fund	200%*
Strengthening Dollar 2x Strategy Fund	200%
Weakening Dollar 2x Strategy Fund	200%
Government Long Bond 1.2x Strategy Fund	80%
Inverse Government Long Bond Strategy Fund	30%

*	These Funds utilize a combination of currency and/or financial-linked derivatives to obtain exposure to their benchmarks. The combined derivative instrument exposure is 110% and 410% for the Europe 1.25x Strategy Fund and Japan 2x Strategy Fund, respectively.
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2011:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives

Equity, currency and interest rate contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2011:

Asset Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures
	Equity	Equity	Currency	Currency	Interest Rate	Total Value at
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	June 30, 2011

Nova Fund	$7,770	$444,305	$—	$—	$—	$452,075
Inverse S&P 500 Strategy Fund	—	—	—	—	—	—
NASDAQ-100® Fund	5,518	232,483	—	—	—	238,001
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—	—
S&P 500 2x Strategy Fund	208,393	431,483	—	—	—	639,876
NASDAQ-100 2x Strategy Fund	158,781	952,947	—	—	—	1,111,728
Mid-Cap 1.5x Strategy Fund	35,340	213,570	—	—	—	248,910
Inverse Mid-Cap Strategy Fund	—	—	—	—	—	—
Russell 2000® 2x Strategy Fund	90,085	166,195	—	—	—	256,280
Russell 2000® 1.5x Strategy Fund	8,970	508,306	—	—	—	517,276
Inverse Russell 2000® Strategy Fund	—	—	—	—	—	—
Dow 2x Strategy Fund	108,256	381,923	—	—	—	490,179
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—
Europe 1.25x Strategy Fund	61,338	—	44,915	—	—	106,253
Japan 2x Strategy Fund	408,446	—	—	—	—	408,446
Strengthening Dollar 2x Strategy Fund	—	—	3,700	—	—	3,700
Weakening Dollar 2x Strategy Fund	—	—	—	15,234	—	15,234
Government Long Bond 1.2x Strategy Fund	—	—	—	—	—	—
Inverse Government Long Bond Strategy Fund	—	—	—	—	124,539	124,539
212 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENS (Unaudited) (continued)

Liability Derivative Investments Value
	Futures	Swaps	Futures	Swaps	Futures
	Equity	Equity	Currency	Currency	Interest Rate	Total Value at
Fund	Contracts*	Contracts	Contracts*	Contracts	Contracts*	June 30, 2011

Nova Fund	$—	$—	$—	$—	$—	$—
Inverse S&P 500 Strategy Fund	19,642	386,241	—	—	—	405,883
NASDAQ-100® Fund	—	—	—	—	—	—
Inverse NASDAQ-100® Strategy Fund	31,614	184,738	—	—	—	216,352
S&P 500 2x Strategy Fund	—	—	—	—	—	—
NASDAQ-100® 2x Strategy Fund	—	—	—	—	—	—
Mid-Cap 1.5x Strategy Fund	—	—	—	—	—	—
Inverse Mid-Cap Strategy Fund	42,741	6,193	—	—	—	48,934
Russell 2000® 2x Strategy Fund	—	—	—	—	—	—
Russell 2000® 1.5x Strategy Fund	—	—	—	—	—	—
Inverse Russell 2000® Strategy Fund	8,510	62,990	—	—	—	71,500
Dow 2x Strategy Fund	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	124,227	373,725	—	—	—	497,952
Europe 1.25x Strategy Fund	449	—	—	—	—	449
Japan 2x Strategy Fund	—	—	16,658	—	—	16,658
Strengthening Dollar 2x Strategy Fund	—	—	—	572	—	572
Weakening Dollar 2x Strategy Fund	—	—	8,280	—	—	8,280
Government Long Bond 1.2x Strategy Fund	—	—	—	—	334,692	334,692
Inverse Government Long Bond Strategy Fund	—	—	—	—	—	—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2011:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Equity/currency contracts	Net realized gain (loss) on futures contracts and swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts and swap agreements
Interest Rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2011:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps	Futures	Swaps	Futures
	Equity	Equity	Currency	Currency	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Nova Fund	$600,002	$433,427	$—	$—	$—	$1,033,429
Inverse S&P 500 Strategy Fund	(165,246)	(725,731)	—	—	—	(890,977)
NASDAQ-100® Fund	(351,815)	529,436	—	—	—	177,621
Inverse NASDAQ-100® Strategy Fund	(163,155)	(216,062)	—	—	—	(379,217)
S&P 500 2x Strategy Fund	467,035	255,823	—	—	—	722,858
NASDAQ-100® 2x Strategy Fund	196,204	(206,814)	—	—	—	(10,610)
Mid-Cap 1.5x Strategy Fund	450,556	614,887	—	—	—	1,065,443
Inverse Mid-Cap Strategy Fund	(9,628)	(186,048)	—	—	—	(195,676)
Russell 2000® 2x Strategy Fund	(64,413)	207,423	—	—	—	143,010
Russell 2000® 1.5x Strategy Fund	243,956	(52,097)	—	—	—	191,859
Inverse Russell 2000® Strategy Fund	232,332	(299,365)	—	—	—	(67,033)
Dow 2x Strategy Fund	528,051	639,483	—	—	—	1,167,534
Inverse Dow 2x Strategy Fund	50,064	(1,884,440)	—	—	—	(1,834,376)
Europe 1.25x Strategy Fund	(20,273)	—	559,797		—	539,524
Japan 2x Strategy Fund	(821,659)	—	380,888	—	—	(440,771)
Strengthening Dollar 2x Strategy Fund	—	—	(709,880)	(199,555)	—	(909,435)
Weakening Dollar 2x Strategy Fund	—	—	425,292	54,223	—	479,515
Government Long Bond 1.2x Strategy Fund	—	—	—	—	155,615	155,615
Inverse Government Long Bond Strategy Fund	—	—	—	—	(537,585)	(537,585)
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 213

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Futures	Swaps	Futures	Swaps	Futures
	Equity	Equity	Currency	Currency	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Nova Fund	$(113,224)	$439,939	$—	$—	$—	$326,715
Inverse S&P 500 Strategy Fund	(18,322)	(380,777)	—	—	—	(399,099)
NASDAQ-100® Fund	(14,080)	300,653	—	—	—	286,573
Inverse NASDAQ-100® Strategy Fund	(32,681)	(220,808)	—	—	—	(253,489)
S&P 500 2x Strategy Fund	139,992	426,755	—	—	—	566,747
NASDAQ-100® 2x Strategy Fund	91,435	1,174,724	—	—	—	1,266,159
Mid-Cap 1.5x Strategy Fund	(61,860)	258,426	—	—	—	196,566
Inverse Mid-Cap Strategy Fund	(43,273)	(16,106)	—	—	—	(59,379)
Russell 2000® 2x Strategy Fund	71,659	244,395	—	—	—	316,054
Russell 2000® 1.5x Strategy Fund	(11,175)	688,778	—	—	—	677,603
Inverse Russell 2000® Strategy Fund	(15,259)	(83,592)	—	—	—	(98,851)
Dow 2x Strategy Fund	79,294	361,737	—	—	—	441,031
Inverse Dow 2x Strategy Fund	(124,055)	(313,966)	—	—	—	(438,021)
Europe 1.25x Strategy Fund	126,751	—	(28,808)	—	—	97,943
Japan 2x Strategy Fund	451,649	—	(356,876)	—	—	94,773
Strengthening Dollar 2x Strategy Fund	—	—	141,338	9,202	—	150,540
Weakening Dollar 2x Strategy Fund	—	—	(73,502)	1,845	—	(71,657)
Government Long Bond 1.2x Strategy Fund	—	—	—	—	(555,710)	(555,710)
Inverse Government Long Bond Strategy Fund	—	—	—	—	165,588	165,588
7. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 —2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired or permanently lost due to limitations in the Internal Revenue Code. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
Fund Name	Tax Cost	Gain	Loss	Gain

Nova Fund	$19,530,527	$7,278,534	$(30,049)	$7,248,485
Inverse S&P 500 Strategy Fund	15,701,909	19	—	19
NASDAQ-100® Fund	30,662,140	17,399,375	(325,061)	17,074,314
Inverse NASDAQ-100® Fund	8,148,591	—	—	—
S&P 500 2x Strategy Fund	10,777,066	4,076,805	(26,981)	4,049,824
NASDAQ-100® 2x Strategy Fund	16,390,916	5,725,372	(143,205)	5,582,167
Mid-Cap 1.5x Strategy Fund	12,257,733	3,081,227	(120,991)	2,960,236
Inverse Mid-Cap Strategy Fund	1,385,431	—	—	—
Russell 2000® 2x Strategy Fund	5,585,193	341,182	(6,144)	335,038
214 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Tax Unrealized	Tax Unrealized	Net Unrealized
Fund Name	Tax Cost	Gain	Loss	Gain

Russell 2000® 1.5x Strategy Fund	$13,834,430	$730,834	$(6,300)	$724,534
Inverse Russell 2000® Strategy Fund	4,067,262	—	—	—
Dow 2x Strategy Fund	11,555,923	2,335,163	(53,987)	2,281,176
Inverse Dow 2x Strategy Fund	11,580,985	17	—	17
S&P 500 Pure Growth Fund	38,633,073	11,037,642	(190,476)	10,847,166
S&P 500 Pure Value Fund	35,447,707	4,755,202	(196,120)	4,559,082
S&P MidCap 400 Pure Growth Fund	36,555,975	13,541,087	(594,479)	12,946,608
S&P MidCap 400 Pure Value Fund	12,118,840	2,668,533	(256,157)	2,412,376
S&P SmallCap 600 Pure Growth Fund	21,489,789	5,244,012	(248,001)	4,996,011
S&P SmallCap 600 Pure Value Fund	9,611,075	2,388,852	(111,105)	2,277,747
Europe 1.25x Strategy Fund	5,755,245	1,169,566	(36,078)	1,133,488
Japan 2x Strategy Fund	3,581,943	—	—	—
Strengthening Dollar 2x Strategy Fund	4,904,495	—	—	—
Weakening Dollar 2x Strategy Fund	3,751,343	—	—	—
Real Estate Fund	13,366,034	10,860,126	(26,649)	10,833,477
Government Long Bond 1.2x Strategy Fund	23,062,172	—	250,752	250,752
Inverse Government Long Bond Strategy Fund	32,207,739	37	—	37
U.S. Government Money Market Fund	253,602,831	—	—	—
8. Securities Transactions
For the period ended June 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales

Nova Fund	$1,534,502	$7,813,437
Inverse S&P 500 Strategy Fund	—	—
NASDAQ-100® Fund	13,034,728	13,203,214
Inverse NASDAQ-100® Strategy Fund	—	—
S&P 500 2x Strategy Fund	7,588,667	6,614,849
NASDAQ-100® 2x Strategy Fund	5,480,127	2,542,885
Mid-Cap 1.5x Strategy Fund	15,991,449	16,306,036
Inverse Mid-Cap Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	85,111	133,205
Russell 2000® 1.5x Strategy Fund	153,100	739,392
Inverse Russell 2000® Strategy Fund	—	—
Dow 2x Strategy Fund	15,602,321	11,853,699
Inverse Dow 2x Strategy Fund	—	—
S&P 500 Pure Growth Fund	72,891,110	76,571,732
S&P 500 Pure Value Fund	92,751,791	84,238,662
S&P MidCap 400 Pure Growth Fund	47,513,295	66,546,203
S&P MidCap 400 Pure Value Fund	30,015,238	31,905,589
S&P SmallCap 600 Pure Growth Fund	46,611,688	50,090,991
S&P SmallCap 600 Pure Value Fund	27,545,377	33,296,486
Europe 1.25x Strategy Fund	11,733,195	10,893,197
Japan 2x Strategy Fund	—	—
Strengthening Dollar 2x Strategy Fund	—	—
Weakening Dollar 2x Strategy Fund	—	—
Real Estate Fund	39,243,095	42,056,672
Government Long Bond 1.2x Strategy Fund	—	—
Inverse Government Long Bond Strategy Fund	—	—
U.S. Government Money Market Fund	—	—
For the period ended June 30, 2011, the cost of purchases and proceeds from sales of government securities were:

	Purchases	Sales

Government Long Bond 1.2x Strategy Fund	$224,885,030	$217,089,447
Inverse Government Long Bond Strategy Fund	163,329,229	168,081,799
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 215

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
9. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2012. On June 30, 2011, the S&P SmallCap 600 Pure Value Fund borrowed $3,000 under this agreement. As of and for the period ended June 30, 2011, the Funds did not have any other borrowings under this agreement.
10. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors II, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which will operate under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors II, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.
11. New Accounting Pronouncements
In April 2011, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 4 related primarily to Level 3 measurement. The new disclosures and clarifications of existing disclosures are effective for the Funds’ year ending December 31, 2011. Management is evaluating the impact of this update on its current disclosures.
216 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.
Change of Address
Effective January 17, 2011, the RYDEX | SGI office was moved to Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 217

RYDEX | SGI PRIVACY POLICIES
Rydex Funds, Rydex | SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex”).
Our Commitment to You
When you become a Rydex | SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex | SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex | SGI account application or when you request a transaction that involves Rydex and Rydex | SGI funds or one of the Rydex | SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex | SGI. For example, if you ask to transfer assets from another financial institution to Rydex | SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex | SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex | SGI so we can make you aware of new Rydex and Rydex | SGI funds or the services offered through another Rydex | SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex | SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex | SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
218 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds – 1997	148
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	148
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	148
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	148
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	148
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	148
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	148
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 219

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc.(2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nikolaos Bonos* Vice President and Treasurer (1963)	Senior Vice President, Security Investors, LLC; and Vice President, Security Benefit Asset Management Holdings, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna Haigney* Chief Compliance Officer and Secretary (1966)	Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President and Chief Compliance Officer, Security Investors, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
220 | THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Keith A. Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy J. Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph M. Arruda* Assistant Treasurer (1966)	Vice President, Security Investors, LLC (2010 to present); Vice President, Security Global Investors, LLC (2010 to 2011); Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments
THE RYDEX | SGI VARIABLE TRUST SEMI-ANNUAL REPORT | 221

805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RVABENF-SEMI-3-0611x1211

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

BANKING FUND	6

BASIC MATERIALS FUND	11

BIOTECHNOLOGY FUND	17

CONSUMER PRODUCTS FUND	22

ELECTRONICS FUND	27

ENERGY FUND	32

ENERGY SERVICES FUND	37

FINANCIAL SERVICES FUND	42

HEALTH CARE FUND	48

INTERNET FUND	54

LEISURE FUND	59

PRECIOUS METALS FUND	65

RETAILING FUND	70

TECHNOLOGY FUND	75

TELECOMMUNICATIONS FUND	81

TRANSPORTATION FUND	86

UTILITIES FUND	91

NOTES TO FINANCIAL STATEMENTS	96

OTHER INFORMATION	101

RYDEX|SGI PRIVACY POLICIES	102

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	103
the RYDEX|SGI variable trust semi-annual report | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
The U.S. economic recovery that began two years ago has yet to put down deep roots, which has produced continued volatility in the financial markets and investor concern that the country’s labor and housing market troubles are not going away anytime soon. Just as happened in 2010, markets in mid-2011 appeared to grow more cautious after a strong first quarter and stumbling second quarter—reacting this year to worries ranging from the end of the Federal Reserve’s (the “Fed”) quantitative easing to difficult negotiations over the U.S. deficit and debt ceiling to ongoing European debt woes.
The major stock indices were all up between 4% and 7% for the six months ending June 30, 2011, masking flat or slightly negative returns in the April-June period. Traders noted that market sentiment has swung sharply this year, from optimism over the improving global expansion, to concerns about whether a U.S. economic soft patch was developing due to a jump in oil prices, to the impact of poor weather earlier in the year and supply-chain disruptions in the aftermath of the Japanese tsunami.
Late in the second quarter, the Fed pointed to these factors to explain weak U.S. GDP growth for the first quarter. The full-year growth forecast was also revised downward. Some data late in the half suggested the labor market was improving, helping spur a rally that carried equities up about 5% in the last trading week of June, the biggest weekly gain in two years. But the June jobs report, released on July 8, indicated that job creation was stalling, and revived the question of whether the soft patch was softer than previously thought.
Nonetheless, the Fed said that it has done all it plans to do, for now, to foster growth, ending its purchase of $600 billion worth of Treasury securities in late June and dismaying investors with Fed Chairman Ben Bernanke’s admission that the Fed did not have a precise read on why the slower pace of growth is persisting. Critics contend the Fed must consider a third round of quantitative easing to keep long-term rates low, while others say easy-money policies have not helped the economy’s underlying structural problems and may be setting the stage for inflation. Meanwhile, consumers are spending at the weakest level in 20 months, due to the impact of higher gas prices and income that has been flat since the beginning of the year.
On the plus side, gas prices have eased from their recent peak in early May, and the return to normal operations for Japanese factories is expected to help U.S. manufacturing improve through the rest of 2011. Many companies were expected to report healthy second-quarter profits, based on fulfilling demand from emerging markets, and strong productivity. Some analysts said profits could fall later in 2011, as material prices rise and economic worries persist.
Volatility was a factor in commodity and currency markets as well. After hitting its first-half high in late April, the price of a barrel of oil reversed course to end June in the mid-$90 level, about where it began the year. The story was similar for metals and agricultural commodities; gold for example reached a record $1,557 an ounce in May, but fell back to about $1,500 an ounce by the end of June. The dollar also had a bumpy first half. The U.S. Dollar Index fell through April, and was then lifted by safe- haven buying on concern over the slowing global economy and European sovereign debt.
In fixed income, the combination of Europe’s debt problems, the U.S.’s weak economic data and an accommodative Fed provided incentives for bond buyers as the first half unfolded. After bouncing around a yield of 3.5% for the first part of the year, benchmark 10-year U.S. Treasury bonds rallied for most of the second quarter, sending the yield to below 3%—its lowest level since last fall. Soaring equity prices and agreement on how to deal with Greece’s debt caused a Treasury selloff in the last week in June, setting aside talk of a double-dip recession.
Most bond segments were strong absolute performers in the second quarter, handily beating equities, and also turned in competitive returns for the six months. With the end of the Fed’s quantitative easing, some question whether the bond market can carry its second quarter momentum forward. The market is also anticipating a showdown in setting the U.S. debt ceiling, headlines which could roil markets in July.
2 | the RYDEX|SGI variable trust semi-annual report

LETTER TO OUR SHAREHOLDERS (concluded)
Globally, the economic recovery remains uneven, with weak growth in the advanced economies and strong growth in emerging and developing countries. Greater-than-expected weakness in the U.S. market, continuing fiscal challenges in Europe and signs of overheating in many emerging and developing countries, some believe, are increasing downside risks.
Others, including the Fed, view the first-half soft patch as transitory, along with the surge in commodity prices and inflation. They believe a supportive central bank policy, continued solid corporate earnings and attractive valuations will benefit performance of both stocks and bonds in the second half of the year.
At Rydex |SGI, our products are designed to help investors navigate uncertain markets, whether alternative assets and strategies, actively managed fundamental alpha strategies, exchange traded products or target beta strategies. Thank you for the trust you place in us.
Sincerely,

Michael Byrum
President & Chief Investment Officer
The opinions and forecasts expressed are those of Michael Byrum as of 07/27/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
Rydex | SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
the RYDEX|SGI variable trust semi-annual report | 3

ABOUT SHAREHOLDERS ’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2010 and ending June 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights sections of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4 | the RYDEX|SGI variable trust semi-annual report

ABOUT SHAREHOLDERS ’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2010	June 30, 2011	Period[2]

Table 1. Based on actual Fund return[3]
Banking Fund	1.74%	(5.36)%	$1,000.00	$946.35	$8.40
Basic Materials Fund	1.74%	(1.25)%	1,000.00	987.51	8.57
Biotechnology Fund	1.74%	16.85%	1,000.00	1,168.47	9.36
Consumer Products Fund	1.73%	11.81%	1,000.00	1,118.14	9.09
Electronics Fund	1.74%	1.80%	1,000.00	1,018.03	8.71
Energy Fund	1.74%	8.19%	1,000.00	1,081.94	8.98
Energy Services Fund	1.74%	10.80%	1,000.00	1,108.02	9.09
Financial Services Fund	1.74%	0.26%	1,000.00	1,002.63	8.64
Health Care Fund	1.73%	13.74%	1,000.00	1,137.43	9.17
Internet Fund	1.74%	2.33%	1,000.00	1,023.34	8.73
Leisure Fund	1.74%	9.16%	1,000.00	1,091.61	9.02
Precious Metals Fund	1.64%	(12.24)%	1,000.00	877.63	7.64
Retailing Fund	1.74%	6.40%	1,000.00	1,064.02	8.90
Technology Fund	1.74%	1.95%	1,000.00	1,019.53	8.71
Telecommunications Fund	1.74%	(3.08)%	1,000.00	969.20	8.50
Transportation Fund	1.74%	3.49%	1,000.00	1,034.94	8.78
Utilities Fund	1.73%	9.51%	1,000.00	1,095.07	8.99

Table 2. Based on hypothetical 5% return (before expenses)
Banking Fund	1.74%	5.00%	$1,000.00	$1,016.17	$8.70
Basic Materials Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Biotechnology Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Consumer Products Fund	1.73%	5.00%	1,000.00	1,016.22	8.65
Electronics Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Energy Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Energy Services Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Financial Services Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Health Care Fund	1.73%	5.00%	1,000.00	1,016.22	8.65
Internet Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Leisure Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Precious Metals Fund	1.64%	5.00%	1,000.00	1,016.66	8.20
Retailing Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Technology Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Telecommunications Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Transportation Fund	1.74%	5.00%	1,000.00	1,016.17	8.70
Utilities Fund	1.73%	5.00%	1,000.00	1,016.22	8.65

[1]	Annualized.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2010 to June 30, 2011.
the RYDEX|SGI variable trust semi-annual report | 5

FUND PROFILE (Unaudited)	June 30, 2011
BANKING FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions (“Banking Companies”).
Inception: May 2, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

U.S. Bancorp	3.9%
JPMorgan Chase & Co.	3.7%
Wells Fargo & Co.	3.6%
Citigroup, Inc.	3.4%
PNC Financial Services Group, Inc.	3.3%
Bank of New York Mellon Corp.	3.2%
Bank of America Corp.	3.1%
Itau Unibanco Holding S.A. ADR	2.9%
BB&T Corp.	2.6%
Banco Bradesco S.A. ADR	2.4%

Top Ten Total	32.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
6 | the RYDEX|SGI variable trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

BANKING FUND

	Shares	Value

COMMON STOCKS† - 99.9%

FINANCIALS - 99.9%
U.S. Bancorp	3,203	$81,709
JPMorgan Chase & Co.	1,897	77,663
Wells Fargo & Co.	2,694	75,594
Citigroup, Inc.	1,730	72,037
PNC Financial Services Group, Inc.	1,172	69,863
Bank of New York Mellon Corp.	2,667	68,329
Bank of America Corp.	6,040	66,198
Itau Unibanco Holding S.A. ADR	2,593	61,065
BB&T Corp.	2,036	54,646
Banco Bradesco S.A. ADR	2,442	50,037
SunTrust Banks, Inc.	1,701	43,886
Fifth Third Bancorp	3,272	41,718
M&T Bank Corp.	470	41,336
CIT Group, Inc.*	885	39,170
ICICI Bank Ltd. ADR	789	38,898
HSBC Holdings plc ADR	721	35,776
KeyCorp	4,084	34,020
Regions Financial Corp.	5,305	32,891
Bank of Montreal	494	31,394
Comerica, Inc.	894	30,906
New York Community Bancorp, Inc.	2,008	30,100
Huntington Bancshares, Inc.	4,582	30,058
People’s United Financial, Inc.	2,196	29,514
Hancock Holding Co.	919	28,471
Banco Santander S.A. ADR	2,434	28,015
First Niagara Financial Group, Inc.	2,102	27,746
Zions Bancorporation	1,154	27,708
HDFC Bank Ltd. ADR	155	27,340
Marshall & Ilsley Corp.	3,349	26,692
Commerce Bancshares, Inc.	604	25,972
Toronto-Dominion Bank	297	25,215
Hudson City Bancorp, Inc.	3,009	24,644
Cullen	412	23,422
Banco Santander Brasil S.A. ADR	1,970	23,069
Royal Bank of Canada	393	22,413
SVB Financial Group*	370	22,093
East West Bancorp, Inc.	1,078	21,786
City National Corp.	400	21,700
UBS AG	1,180	21,547
Deutsche Bank AG	355	21,030
Signature Bank*	363	20,764
Valley National Bancorp	1,492	20,306
Bank of Hawaii Corp.	431	20,050
Associated Banc-Corp.	1,420	19,738
Prosperity Bancshares, Inc.	440	19,281
Fulton Financial Corp.	1,765	18,903
First Horizon National Corp.	1,976	18,851
Capitol Federal Financial, Inc.	1,582	18,604
CapitalSource, Inc.	2,825	18,221
FirstMerit Corp.	1,081	17,847
Webster Financial Corp.	849	17,846
Barclays plc ADR	1,058	17,383
TCF Financial Corp.	1,214	16,753
Trustmark Corp.	699	16,364
Iberiabank Corp.	275	15,851
Umpqua Holdings Corp.	1,342	15,527
Cathay General Bancorp	943	15,456
Westamerica Bancorporation	306	15,070
Credicorp Ltd.	175	15,067
Northwest Bancshares, Inc.	1,195	15,033
Washington Federal, Inc.	902	14,820
FNB Corp.	1,410	14,593
Astoria Financial Corp.	1,079	13,800
Wintrust Financial Corp.	410	13,194
First Midwest Bancorp, Inc.	1,055	12,966
Susquehanna Bancshares, Inc.	1,580	12,640
MGIC Investment Corp.*	2,017	12,001
Provident Financial Services, Inc.	830	11,886
BancorpSouth, Inc.	949	11,777
Glacier Bancorp, Inc.	870	11,728
Ocwen Financial Corp.*	900	11,484
Sterling Bancshares, Inc.	1,400	11,424
CVB Financial Corp.	1,219	11,276
Old National Bancorp	1,026	11,081
Texas Capital Bancshares, Inc.*	410	10,590
Radian Group, Inc.	1,953	8,261
PrivateBancorp, Inc. — Class A	580	8,004

Total Financials		2,110,111

Total Common Stocks (Cost $1,387,130)		2,110,111

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 1.2%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$25,540	25,540

Total Repurchase Agreement (Cost $25,540)		25,540

Total Investments — 101.1% (Cost $1,412,670)		$2,135,651

Liabilities, Less Other Assets — (1.1)%		(23,082)

Total Net Assets — 100.0%		$2,112,569

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

1	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 7

BANKING FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $1,387,130)	$2,110,111
Repurchase agreements, at value (cost 25,540)	25,540
Receivables:
Securities sold	971,591
Dividends	4,382
Foreign taxes reclaim	90

Total assets	3,111,714

Liabilities:
Payable for:
Fund shares redeemed	982,434
Management fees	1,651
Transfer agent and administrative fees	485
Investor service fees	485
Portfolio accounting fees	194
Other	13,896

Total liabilities	999,145

Net Assets	$2,112,569

Net Assets Consist of:
Paid in capital	$12,799,612
Undistributed net investment income	17,568
Accumulated net realized loss on investments	(11,427,592)
Net unrealized appreciation on investments	722,981

Net assets	$2,112,569

Capital shares outstanding	159,688
Net asset value per share	$13.23

STATEMENT OF OPERATIONS (Unaudited) For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $476)	$44,547
Interest	8

Total investment income	44,555

Expenses:
Management fees	17,444
Transfer agent and administrative fees	5,131
Investor service fees	5,131
Portfolio accounting fees	2,052
Trustees’ fees*	210
Professional fees	3,142
Miscellaneous	2,644

Total expenses	35,754

Net investment income	8,801

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	447,819

Net realized gain	447,819

Net change in unrealized appreciation (depreciation) on:
Investments	(649,833)

Net change in unrealized appreciation (depreciation)	(649,833)

Net realized and unrealized loss	(202,014)

Net decrease in net assets resulting from operations	$(193,213)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

BANKING FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$8,801	$8,767
Net realized gain on investments	447,819	44,948
Net change in unrealized appreciation (depreciation) on investments	(649,833)	206,243

Net increase (decrease) in net assets resulting from operations	(193,213)	259,958

Distributions to shareholders from:
Net investment income	—	(78,777)

Total distributions to shareholders	—	(78,777)

Capital share transactions:
Proceeds from sale of shares	32,612,729	84,205,602
Distributions reinvested	—	78,777
Cost of shares redeemed	(35,769,834)	(83,641,681)

Net increase (decrease) from capital share transactions	(3,157,105)	642,698

Net increase (decrease) in net assets	(3,350,318)	823,879
Net assets:
Beginning of period	5,462,887	4,639,008

End of period	$2,112,569	$5,462,887

Undistributed net investment income at end of period	$17,568	$8,767

Capital share activity:
Shares sold	2,331,200	6,248,914
Shares issued from reinvestment of distributions	—	6,093
Shares redeemed	(2,562,354)	(6,234,738)

Net increase (decrease) in shares	(231,154)	20,269

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 9

BANKING FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$13.98	$12.52	$13.40	$22.80	$32.44	$29.69

Income (loss) from investment operations:
Net investment income[b]	.03	.02	.08	.48	.56	.44
Net gain (loss) on investments (realized and unrealized)	(.78)	1.60	(.54)	(9.86)	(9.32)	2.89

Total from investment operations	(.75)	1.62	(.46)	(9.38)	(8.76)	3.33

Less distributions from:
Net investment income	—	(.16)	(.42)	(.02)	(.88)	(.58)

Total distributions	—	(.16)	(.42)	(.02)	(.88)	(.58)

Net asset value, end of period	$13.23	$13.98	$12.52	$13.40	$22.80	$32.44

Total Return[c]	(5.36%)	13.04%	(3.43%)	(41.16%)	(27.08%)	11.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,113	$5,463	$4,639	$22,968	$9,186	$24,348

Ratios to average net assets:
Net investment income	0.43%	0.12%	0.70%	2.87%	1.85%	1.42%
Total expenses	1.74%	1.64%	1.66%	1.63%	1.59%	1.59%

Portfolio turnover rate	679%	1,119%	731%	521%	405%	259%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

10 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
BASIC MATERIALS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials (“Basic Materials Companies”).
Inception: May 2, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Ten Largest Holdings
(% of Total Net Assets)

E. I. du Pont de Nemours & Co.	2.5%
Freeport-McMoRan Copper & Gold, Inc. — Class B	2.3%
Dow Chemical Co.	2.3%
Monsanto Co.	2.3%
Barrick Gold Corp.	2.3%
Goldcorp, Inc.	2.2%
Praxair, Inc.	2.1%
Vale S.A. — Class B ADR	2.1%
Newmont Mining Corp.	1.9%
Potash Corporation of Saskatchewan, Inc.	1.8%

Top Ten Total	21.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX|SGI variable trust semi-annual report | 11

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
BASIC MATERIALS FUND

	Shares	Value

COMMON STOCKS† - 99.0%

MATERIALS - 97.9%
E. I. du Pont de Nemours & Co.	14,945	$807,777
Freeport-McMoRan Copper & Gold, Inc. — Class B	14,406	762,077
Dow Chemical Co.	20,853	750,708
Monsanto Co.	10,129	734,758
Barrick Gold Corp.	16,175	732,566
Goldcorp, Inc.	14,820	715,361
Praxair, Inc.	6,312	684,158
Vale S.A. — Class B ADR	20,944	669,161
Newmont Mining Corp.	11,202	604,572
Potash Corporation of Saskatchewan, Inc.	10,497	598,224
The Mosaic Co.	8,554	579,362
Air Products & Chemicals, Inc.	5,703	545,093
Southern Copper Corp.	15,974	525,065
Kinross Gold Corp.	31,687	500,655
Alcoa, Inc.	29,135	462,081
AngloGold Ashanti Ltd. ADR	10,525	442,997
Ecolab, Inc.	7,788	439,087
PPG Industries, Inc.	4,820	437,608
International Paper Co.	14,399	429,378
Cliffs Natural Resources, Inc.	4,422	408,814
BHP Billiton Ltd. ADR	4,234	400,663
Nucor Corp.	9,390	387,056
Celanese Corp. — Class A	7,101	378,554
Sigma-Aldrich Corp.	5,053	370,789
Agnico-Eagle Mines Ltd.	5,729	361,672
Silver Wheaton Corp.	10,753	354,849
CF Industries Holdings, Inc.	2,501	354,317
Rio Tinto plc ADR	4,874	352,488
Cia de Minas Buenaventura S.A. ADR	9,138	347,061
Gold Fields Ltd. ADR	23,777	346,906
Sherwin-Williams Co.	4,110	344,706
Randgold Resources Ltd. ADR	4,003	336,452
Yamana Gold, Inc.	28,120	327,036
Molycorp, Inc.*	5,350	326,671
Albemarle Corp.	4,695	324,894
LyondellBasell Industries N.V. — Class A	8,320	320,486
Ball Corp.	8,126	312,526
Teck Resources Ltd. — Class B	6,001	304,491
Eastman Chemical Co.	2,983	304,475
Agrium, Inc.	3,461	303,737
FMC Corp.	3,530	303,651
ArcelorMittal	8,701	302,447
Rock-Tenn Co. — Class A	4,550	301,847
Airgas, Inc.	4,201	294,238
MeadWestvaco Corp.	8,785	292,628
Crown Holdings, Inc.*	7,525	292,121
Allegheny Technologies, Inc.	4,536	287,900
Lubrizol Corp.	2,122	284,921
Cemex SAB de CV ADR*	32,326	278,004
International Flavors & Fragrances, Inc.	4,149	266,532
Ashland, Inc.	4,120	266,234
Walter Energy, Inc.	2,292	265,414
United States Steel Corp.	5,669	261,001
Huntsman Corp.	13,634	257,001
Rockwood Holdings, Inc.*	4,545	251,293
Temple-Inland, Inc.	8,218	244,403
Vulcan Materials Co.	6,246	240,658
Ivanhoe Mines Ltd.*	9,490	240,097
Gerdau S.A. ADR	22,590	237,647
WR Grace & Co.*	5,172	235,998
Domtar Corp.	2,425	229,696
Nalco Holding Co.	8,251	229,460
POSCO ADR	2,096	227,668
Bemis Company, Inc.	6,670	225,313
Aptargroup, Inc.	4,292	224,643
Royal Gold, Inc.	3,799	222,507
Owens-Illinois, Inc.*	8,584	221,553
Sonoco Products Co.	6,176	219,495
IAMGOLD Corp.	11,565	216,959
Eldorado Gold Corp.	14,652	215,970
Allied Nevada Gold Corp.*	6,100	215,757
Sealed Air Corp.	9,023	214,657
Cia Siderurgica Nacional S.A. ADR	17,067	212,655
Titanium Metals Corp.	11,387	208,610
Reliance Steel & Aluminum Co.	4,194	208,232
Westlake Chemical Corp.	4,010	208,119
Valspar Corp.	5,751	207,381
Mechel ADR	8,572	204,785
Silgan Holdings, Inc.	4,980	204,031
Martin Marietta Materials, Inc.	2,540	203,124
Cytec Industries, Inc.	3,538	202,338
Scotts Miracle-Gro Co. — Class A	3,935	201,905
RPM International, Inc.	8,661	199,376
Steel Dynamics, Inc.	12,131	197,129
Pan American Silver Corp.	6,347	196,059
Packaging Corporation of America	7,001	195,958
Solutia, Inc.*	8,247	188,444
Stillwater Mining Co.*	8,191	180,284
Compass Minerals International, Inc.	2,084	179,370
Novagold Resources, Inc.*	19,330	177,836
Intrepid Potash, Inc.*	5,373	174,623
Cabot Corp.	4,272	170,325
Hecla Mining Co.*	21,973	168,972
Silver Standard Resources, Inc.*	6,100	162,809
Coeur d’Alene Mines Corp.*	6,484	157,302
Silvercorp Metals, Inc.	16,500	154,770
AK Steel Holding Corp.	9,209	145,134
Commercial Metals Co.	9,518	136,583

12 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
BASIC MATERIALS FUND

	Shares	Value

Schnitzer Steel Industries, Inc. — Class A	2,290	$131,904
Thompson Creek Metals Company, Inc.*	12,760	127,345

Total Materials		31,862,447

FINANCIALS - 1.1%
Weyerhaeuser Co.	16,733	365,783

Total Common Stocks (Cost $18,513,830)		32,228,230

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.6%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$199,942	199,942

Total Repurchase Agreement (Cost $199,942)		199,942

Total Investments — 99.6% (Cost $18,713,772)		$32,428,172

Other Assets
Less Liabilities — 0.4%		119,404

Total Net Assets — 100.0%		$32,547,576

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 13

BASIC MATERIALS FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $18,513,830)	$32,228,230
Repurchase agreements, at value (cost 199,942)	199,942
Receivables:
Securities sold	178,890
Fund shares sold	252,887
Dividends	26,910
Interest	5

Total assets	32,886,864

Liabilities:
Payable for:
Fund shares redeemed	27,513
Securities purchased	230,538
Management fees	21,727
Transfer agent and administrative fees	6,390
Investor service fees	6,390
Portfolio accounting fees	2,556
Other	44,174

Total liabilities	339,288

Net Assets	$32,547,576

Net Assets consist of:
Paid in capital	$20,460,766
Accumulated net investment loss	(58,046)
Accumulated net realized loss on investments	(1,569,544)
Net unrealized appreciation on investments	13,714,400

Net assets	$32,547,576

Capital shares outstanding	895,179
Net asset value per share	$36.36

STATEMENT OF OPERATIONS (Unaudited) For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $7,406)	$284,900
Interest	59

Total investment income	284,959

Expenses:
Management fees	167,686
Transfer agent and administrative fees	49,319
Investor service fees	49,319
Portfolio accounting fees	19,728
Trustees’ fees*	1,852
Professional fees	26,232
Miscellaneous	28,869

Total expenses	343,005

Net investment loss	(58,046)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,080,586
Foreign currency	353

Net realized gain	2,080,939

Net change in unrealized appreciation (depreciation) on:
Investments	(2,764,918)

Net change in unrealized appreciation (depreciation)	(2,764,918)

Net realized and unrealized loss	(683,979)

Net decrease in net assets resulting from operations	$(742,025)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

BASIC MATERIALS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(58,046)	$(75,796)
Net realized gain on investments	2,080,939	5,083,403
Net change in unrealized appreciation (depreciation) on investments	(2,764,918)	763,261

Net increase (decrease) in net assets resulting from operations	(742,025)	5,770,868

Distributions to shareholders from:
Net investment income	—	(231,949)

Total distributions to shareholders	—	(231,949)

Capital share transactions:
Proceeds from sale of shares	53,193,621	178,635,157
Distributions reinvested	—	231,949
Cost of shares redeemed	(69,035,200)	(181,796,720)

Net decrease from capital share transactions	(15,841,579)	(2,929,614)

Net increase (decrease) in net assets	(16,583,604)	2,609,305
Net assets:
Beginning of period	49,131,180	46,521,875

End of period	$32,547,576	$49,131,180

Accumulated net investment loss at end of period	$(58,046)	$—

Capital share activity:
Shares sold	1,437,207	5,804,562
Shares issued from reinvestment of distributions	—	6,879
Shares redeemed	(1,876,148)	(6,069,612)

Net decrease in shares	(438,941)	(258,171)

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 15

BASIC MATERIALS FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$36.83	$29.22	$19.38	$41.66	$33.33	$27.87

Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.07)	.17	.06	.11	.32
Net gain (loss) on investments (realized and unrealized)	(.42)	7.86	10.58	(19.38)	11.21	5.90

Total from investment operations	(.47)	7.79	10.75	(19.32)	11.32	6.22

Less distributions from:
Net investment income	—	(.18)	(.06)	(.27)	(.05)	(.31)
Net realized gains	—	—	(.85)	(2.69)	(2.94)	(.45)

Total distributions	—	(.18)	(.91)	(2.96)	(2.99)	(.76)

Net asset value, end of period	$36.36	$36.83	$29.22	$19.38	$41.66	$33.33

Total Return[c]	(1.25%)	26.67%	55.46%	(45.40%)	33.97%	22.29%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,548	$49,131	$46,522	$23,788	$95,591	$58,622

Ratios to average net assets:
Net investment income (loss)	(0.29%)	(0.22%)	0.69%	0.15%	0.28%	1.02%
Total expenses	1.74%	1.66%	1.65%	1.60%	1.58%	1.60%

Portfolio turnover rate	86%	418%	377%	191%	244%	225%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

16 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
BIOTECHNOLOGY FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).
Inception: May 2, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Ten Largest Holdings
(% of Total Net Assets)

Amgen, Inc.	9.9%
Biogen Idec, Inc.	8.3%
Gilead Sciences, Inc.	7.7%
Celgene Corp.	7.4%
Vertex Pharmaceuticals, Inc.	4.7%
Alexion Pharmaceuticals, Inc.	4.0%
Pharmasset, Inc.	3.8%
Dendreon Corp.	3.4%
Regeneron Pharmaceuticals, Inc.	3.3%
Human Genome Sciences, Inc.	2.7%

Top Ten Total	55.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX|SGI variable trust semi-annual report | 17

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

BIOTECHNOLOGY FUND

	Shares	Value

COMMON STOCKS† - 98.3%

HEALTH CARE - 98.3%
Amgen, Inc.*	44,548	$2,599,376
Biogen Idec, Inc.*	20,417	2,182,986
Gilead Sciences, Inc.*	48,818	2,021,553
Celgene Corp.*	31,896	1,923,967
Vertex Pharmaceuticals, Inc.*	23,664	1,230,291
Alexion Pharmaceuticals, Inc.*	22,031	1,036,118
Pharmasset, Inc.*	8,922	1,001,048
Dendreon Corp.*	22,668	894,026
Regeneron Pharmaceuticals, Inc.*	15,088	855,640
Human Genome Sciences, Inc.*	29,176	715,979
Seattle Genetics, Inc.*	31,482	646,011
BioMarin Pharmaceutical, Inc.*	22,366	608,579
Cubist Pharmaceuticals, Inc.*	16,904	608,375
Incyte Corporation Ltd.*	31,325	593,295
United Therapeutics Corp.*	10,282	566,538
Ariad Pharmaceuticals, Inc.*	49,940	565,820
Amylin Pharmaceuticals, Inc.*	40,255	537,807
Onyx Pharmaceuticals, Inc.*	14,743	520,428
Cephalon, Inc.*	6,046	483,075
InterMune, Inc.*	13,026	466,982
Acorda Therapeutics, Inc.*	14,326	462,873
Alkermes, Inc.*	24,050	447,330
Myriad Genetics, Inc.*	18,590	422,179
Cepheid, Inc.*	11,973	414,745
Amarin Corp. plc ADR*	28,050	405,884
Theravance, Inc.*	18,140	402,889
Momenta Pharmaceuticals, Inc.*	20,150	392,119
Exelixis, Inc.*	37,330	334,477
PDL BioPharma, Inc.	55,597	326,354
Medivation, Inc.*	10,865	232,837
Isis Pharmaceuticals, Inc.*	25,108	229,989
Savient Pharmaceuticals, Inc.*	30,677	229,771
SIGA Technologies, Inc.*	23,578	229,650
Enzon Pharmaceuticals, Inc.*	21,920	220,296
NPS Pharmaceuticals, Inc.*	21,280	201,096
Immunogen, Inc.*	16,470	200,769
AMAG Pharmaceuticals, Inc.*	10,374	195,031
Grifols S.A. ADR*	24,850	186,624
Sangamo Biosciences, Inc.*	21,340	125,693

Total Health Care		25,718,500

Total Common Stocks (Cost $19,680,700)		25,718,500

RIGHTS†† - 0.1
Sanofi Expires 12/31/20	8,211	19,789

Total Rights (Cost $10,320)		19,789

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 1.1%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$280,907	280,907

Total Repurchase Agreement (Cost $280,907)		280,907

Total Investments — 99.5% (Cost $19,971,927)		$26,019,196

Other Assets
Less Liabilities — 0.5%		129,062

Total Net Assets — 100.0%		$26,148,258

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

18 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

BIOTECHNOLOGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $19,691,020)	$25,738,289
Repurchase agreements, at value (cost 280,907)	280,907
Receivables:
Fund shares sold	464,206

Total assets	26,483,402

Liabilities:
Payable for:
Fund shares redeemed	384
Securities purchased	274,481
Management fees	17,342
Transfer agent and administrative fees	5,100
Investor service fees	5,100
Portfolio accounting fees	2,040
Other	30,697

Total liabilities	335,144

Net assets	$26,148,258

Net assets consist of:
Paid in capital	$33,677,729
Accumulated net investment loss	(125,745)
Accumulated net realized loss on investments	(13,450,995)
Net unrealized appreciation on investments	6,047,269

Net assets	$26,148,258

Capital shares outstanding	897,718
Net asset value per share	$29.13

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment income:
Dividends	$11,224
Interest	17

Total investment income	11,241

Expenses:
Management fees	66,746
Transfer agent and administrative fees	19,631
Investor service fees	19,631
Portfolio accounting fees	7,853
Trustees’ fees*	559
Professional fees	7,616
Miscellaneous	14,950

Total expenses	136,986

Net investment loss	(125,745)

Net Realized and Unrealized Gain (Loss) :
Net realized gain (loss) on:
Investments	363,679

Net realized gain	363,679

Net change in unrealized appreciation (depreciation) on:
Investments	1,300,401

Net change in unrealized appreciation (depreciation)	1,300,401

Net realized and unrealized gain	1,664,080

Net increase in net assets resulting from operations	$1,538,335

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 19

BIOTECHNOLOGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(125,745)	$(231,247)
Net realized gain on investments	363,679	685,066
Net change in unrealized appreciation (depreciation) on investments	1,300,401	765,162

Net increase in net assets resulting from operations	1,538,335	1,218,981

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	54,196,423	86,929,077
Cost of shares redeemed	(43,429,495)	(87,449,125)

Net increase (decrease) from capital share transactions	10,766,928	(520,048)

Net increase in net assets	12,305,263	698,933
Net assets:
Beginning of period	13,842,995	13,144,062

End of period	$26,148,258	$13,842,995

Accumulated net investment loss at end of period	$(125,745)	$—

Capital share activity:
Shares sold	1,978,766	3,708,311
Shares redeemed	(1,636,251)	(3,736,720)

Net increase (decrease) in shares	342,515	(28,409)

20 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

BIOTECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$24.93	$22.52	$19.03	$21.57	$20.66	$21.37

Income (loss) from investment operations:
Net investment loss[b]	(.22)	(.33)	(.25)	(.26)	(.26)	(.32)
Net gain (loss) on investments (realized and unrealized)	4.42	2.74	3.74	(2.28)	1.17	(.39)

Total from investment operations	4.20	2.41	3.49	(2.54)	.91	(.71)

Net asset value, end of period	$29.13	$24.93	$22.52	$19.03	$21.57	$20.66

Total Return[c]	16.85%	10.70%	18.34%	(11.78%)	4.40%	(3.32%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,148	$13,843	$13,144	$35,296	$13,927	$10,754

Ratios to average net assets:
Net investment loss	(1.60%)	(1.40%)	(1.25%)	(1.25%)	(1.20%)	(1.48%)
Total expenses	1.74%	1.65%	1.68%	1.63%	1.59%	1.59%

Portfolio turnover rate	224%	509%	388%	351%	660%	379%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 21

FUND PROFILE (Unaudited)	June 30, 2011
CONSUMER PRODUCTS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally (“Consumer Products Companies”).
Inception: May 29, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Procter & Gamble Co.	5.8%
Coca-Cola Co.	5.6%
Philip Morris International, Inc.	4.9%
PepsiCo, Inc.	4.8%
Kraft Foods, Inc. — Class A	3.6%
Altria Group, Inc.	3.3%
Colgate-Palmolive Co.	2.9%
Kimberly-Clark Corp.	2.2%
General Mills, Inc.	2.1%
Reynolds American, Inc.	2.1%

Top Ten Total	37.3%

“ Ten Largest Holdings” exclude any temporary cash or derivative investments.

22 | the RYDEX|SGI variable trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
CONSUMER PRODUCTS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

CONSUMER STAPLES - 99.5%
Procter & Gamble Co.	19,329	$1,228,745
Coca-Cola Co.	17,441	1,173,605
Philip Morris International, Inc.	15,385	1,027,256
PepsiCo, Inc.	14,227	1,002,008
Kraft Foods, Inc. — Class A	21,461	756,071
Altria Group, Inc.	26,626	703,193
Colgate-Palmolive Co.	7,086	619,387
Kimberly-Clark Corp.	6,991	465,321
General Mills, Inc.	11,972	445,598
Reynolds American, Inc.	12,010	444,971
Estee Lauder Companies, Inc. — Class A	4,219	443,797
Lorillard, Inc.	3,758	409,133
Sysco Corp.	12,963	404,186
Kellogg Co.	7,302	403,947
HJ Heinz Co.	7,172	382,124
Mead Johnson Nutrition Co. — Class A	5,449	368,080
Archer-Daniels-Midland Co.	12,189	367,498
Kroger Co.	14,544	360,691
Green Mountain Coffee Roasters, Inc.*	4,019	358,736
Sara Lee Corp.	17,311	328,736
ConAgra Foods, Inc.	12,582	324,741
Avon Products, Inc.	11,582	324,296
Hershey Co.	5,551	315,574
Brown-Forman Corp. — Class B	4,183	312,428
Cia de Bebidas das Americas ADR	9,260	312,340
Campbell Soup Co.	8,790	303,694
Coca-Cola Enterprises, Inc.	10,240	298,803
Hansen Natural Corp.*	3,611	292,310
Whole Foods Market, Inc.	4,584	290,855
Bunge Ltd.	4,159	286,763
JM Smucker Co.	3,725	284,739
Dr Pepper Snapple Group, Inc.	6,772	283,950
Herbalife Ltd.	4,900	282,436
Safeway, Inc.	11,427	267,049
Hormel Foods Corp.	8,876	264,594
Clorox Co.	3,922	264,500
Molson Coors Brewing Co. — Class B	5,808	259,850
Tyson Foods, Inc. — Class A	13,036	253,159
Unilever N.V.	7,241	237,867
McCormick & Company, Inc.	4,637	229,856
Ralcorp Holdings, Inc.*	2,621	226,926
Energizer Holdings, Inc.*	2,983	215,850
Church & Dwight Company, Inc.	5,269	213,605
Fomento Economico Mexicano SAB de CV ADR	3,111	206,850
Constellation Brands, Inc. — Class A*	9,901	206,139
Diageo plc ADR	2,442	199,927
Corn Products International, Inc.	3,514	194,254
Anheuser-Busch InBev N.V. ADR	3,157	183,138
Smithfield Foods, Inc.*	8,038	175,791
Flowers Foods, Inc.	7,762	171,063
Nestle S.A. ADR	2,720	169,674
Nu Skin Enterprises, Inc. — Class A	4,224	158,611
BRF — Brasil Foods S.A. ADR	9,070	157,183
Dean Foods Co.*	12,140	148,958
Darling International, Inc.*	8,340	147,618
Ruddick Corp.	3,298	143,595
SUPERVALU, Inc.	14,610	137,480
United Natural Foods, Inc.*	3,097	132,149
Casey’s General Stores, Inc.	2,913	128,172
TreeHouse Foods, Inc.*	2,210	120,688
Hain Celestial Group, Inc.*	3,440	114,758

Total Consumer Staples		20,935,316

Total Common Stocks (Cost $14,650,354)		20,935,316

WARRANTS†† - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	17	14

Total Warrants (Cost $—)		14

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.6%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$125,635	125,635

Total Repurchase Agreement (Cost $125,635)		125,635

Total Investments — 100.1% (Cost $14,775,989)		$21,060,965

Liabilities,
Less Other Assets — (0.1)%		(23,280)

Total Net Assets — 100.0%		$21,037,685

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 23

CONSUMER PRODUCTS FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $14,650,354)	$20,935,330
Repurchase agreements, at value (cost 125,635)	125,635
Receivables:
Fund shares sold	571,053
Dividends	62,610
Foreign taxes reclaim	258

Total assets	21,694,886

Liabilities:
Payable for:
Fund shares redeemed	103,476
Securities purchased	505,263
Management fees	14,246
Transfer agent and administrative fees	4,190
Investor service fees	4,190
Portfolio accounting fees	1,676
Other	24,160

Total liabilities	657,201

Net Assets	$21,037,685

Net Assets Consist of:
Paid in capital	$19,091,593
Undistributed net investment income	403,820
Accumulated net realized loss on investments	(4,742,704)
Net unrealized appreciation on investments	6,284,976

Net assets	$21,037,685

Capital shares outstanding	504,040
Net asset value per share	$41.74

STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $867)	$225,599
Interest	21

Total investment income	225,620

Expenses:
Management fees	69,712
Transfer agent and administrative fees	20,504
Investor service fees	20,504
Portfolio accounting fees	8,201
Trustees’ fees*	656
Professional fees	8,470
Miscellaneous	14,129

Total expenses	142,176

Net investment income	83,444

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	314,235

Net realized gain	314,235

Net change in unrealized appreciation (depreciation) on:
Investments	1,308,255

Net change in unrealized appreciation (depreciation)	1,308,255

Net realized and unrealized gain	1,622,490

Net increase in net assets resulting from operations	$1,705,934

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

CONSUMER PRODUCTS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$83,444	$320,376
Net realized gain on investments	314,235	2,017,347
Net change in unrealized appreciation (depreciation) on investments	1,308,255	428,639

Net increase in net assets resulting from operations	1,705,934	2,766,362

Distributions to shareholders from:
Net investment income	—	(242,595)

Total distributions to shareholders	—	(242,595)

Capital share transactions:
Proceeds from sale of shares	41,234,925	89,104,867
Distributions reinvested	—	242,595
Cost of shares redeemed	(37,161,747)	(97,864,840)

Net increase (decrease) from capital share transactions	4,073,178	(8,517,378)

Net increase (decrease) in net assets	5,779,112	(5,993,611)
Net assets:
Beginning of period	15,258,573	21,252,184

End of period	$21,037,685	$15,258,573

Undistributed net investment income at end of period	$403,820	$320,376

Capital share activity:
Shares sold	1,047,247	2,576,242
Shares issued from reinvestment of distributions	—	6,702
Shares redeemed	(951,969)	(2,833,190)

Net increase (decrease) in shares	95,278	(250,246)

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 25

CONSUMER PRODUCTS FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$37.33	$32.25	$27.51	$37.02	$36.55	$31.63

Income (loss) from investment operations:
Net investment income[b]	.20	.60	.41	.40	.42	.48
Net gain (loss) on investments (realized and unrealized)	4.21	4.96	4.85	(9.09)	3.69	5.03

Total from investment operations	4.41	5.56	5.26	(8.69)	4.11	5.51

Less distributions from:
Net investment income	—	(.48)	(.52)	(.06)	(.69)	(.27)
Net realized gains	—	—	—	(.76)	(2.95)	(.32)

Total distributions	—	(.48)	(.52)	(.82)	(3.64)	(.59)

Net asset value, end of period	$41.74	$37.33	$32.25	$27.51	$37.02	$36.55

Total Return[c]	11.81%	17.28%	19.12%	(23.39%)	11.08%	17.42%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,038	$15,259	$21,252	$24,833	$40,847	$43,007

Ratios to average net assets:
Net investment income	1.02%	1.76%	1.43%	1.21%	1.10%	1.41%
Total expenses	1.73%	1.65%	1.66%	1.61%	1.59%	1.59%

Portfolio turnover rate	163%	442%	259%	297%	260%	219%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

26 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
ELECTRONICS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices (“Electronics Companies”).
Inception: August 3, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Intel Corp.	8.3%
Texas Instruments, Inc.	4.4%
Altera Corp.	2.9%
Broadcom Corp. — Class A	2.8%
Applied Materials, Inc.	2.7%
Analog Devices, Inc.	2.5%
Avago Technologies Ltd.	2.5%
Xilinx, Inc.	2.3%
National Semiconductor Corp.	2.3%
Marvell Technology Group Ltd.	2.2%

Top Ten Total	32.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX|SGI variable trust semi-annual report | 27

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
ELECTRONICS FUND

	Shares	Value

COMMON STOCKS† - 99.5%

INFORMATION TECHNOLOGY - 96.3%
Intel Corp.	33,374	$739,568
Texas Instruments, Inc.	11,929	391,629
Altera Corp.	5,523	255,991
Broadcom Corp. — Class A	7,336	246,783
Applied Materials, Inc.	18,652	242,663
Analog Devices, Inc.	5,612	219,654
Avago Technologies Ltd.	5,746	218,348
Xilinx, Inc.	5,648	205,983
National Semiconductor Corp.	8,278	203,722
Marvell Technology Group Ltd.*	12,957	191,310
NVIDIA Corp.*	11,435	182,217
Atmel Corp.*	12,890	181,362
Maxim Integrated Products, Inc.	7,074	180,811
Taiwan Semiconductor
Manufacturing Company Ltd. ADR	14,045	177,108
Linear Technology Corp.	5,289	174,643
Microchip Technology, Inc.	4,519	171,315
Varian Semiconductor Equipment Associates, Inc.*	2,533	155,628
KLA-Tencor Corp.	3,805	154,026
Micron Technology, Inc.*	19,031	142,352
ON Semiconductor Corp.*	13,524	141,596
LSI Corp.*	19,528	139,039
Lam Research Corp.*	3,096	137,091
ARM Holdings plc ADR	4,752	135,099
Cypress Semiconductor Corp.	6,041	127,707
Advanced Micro Devices, Inc.*	18,055	126,205
Novellus Systems, Inc.*	3,177	114,817
Skyworks Solutions, Inc.*	4,979	114,417
ASML Holding N.V. ADR	2,855	105,521
Netlogic Microsystems, Inc.*	2,578	104,203
Cree, Inc.*	2,878	96,672
Teradyne, Inc.*	6,493	96,096
Omnivision Technologies, Inc.*	2,742	95,449
Cavium, Inc.*	2,146	93,544
SunPower Corp. — Class A*	4,747	91,760
Hittite Microwave Corp.*	1,475	91,317
Semtech Corp.*	3,336	91,206
Fairchild Semiconductor International, Inc. — Class A*	5,367	89,683
Trina Solar Ltd. ADR*	3,838	86,048
Entegris, Inc.*	8,478	85,797
Intersil Corp. — Class A	6,664	85,632
Veeco Instruments, Inc.*	1,757	85,056
PMC — Sierra, Inc.*	11,190	84,708
Silicon Laboratories, Inc.*	2,045	84,377
International Rectifier Corp.*	2,994	83,742
FEI Co.*	2,190	83,636
Microsemi Corp.*	4,041	82,841
RF Micro Devices, Inc.*	13,327	81,561
Cymer, Inc.*	1,551	76,790
TriQuint Semiconductor, Inc.*	7,426	75,671
Integrated Device Technology, Inc.*	9,544	75,016
MEMC Electronic Materials, Inc.*	8,412	71,754
MKS Instruments, Inc.	2,660	70,277
Rambus, Inc.*	4,662	68,438
Amkor Technology, Inc.*	11,021	68,000
Kulicke & Soffa Industries, Inc.*	5,845	65,113
Cabot Microelectronics Corp.*	1,310	60,876
Entropic Communications, Inc.*	6,785	60,319
LDK Solar Company Ltd. ADR*	8,110	59,527
Tessera Technologies, Inc.*	3,420	58,619
Lattice Semiconductor Corp.*	8,985	58,582
Diodes, Inc.*	2,200	57,420
Cirrus Logic, Inc.*	3,584	56,986
Power Integrations, Inc.	1,366	52,495
Volterra Semiconductor Corp.*	2,069	51,022
Advanced Energy Industries, Inc.*	3,393	50,183
Applied Micro Circuits Corp.*	4,833	42,820
Silicon Image, Inc.*	6,240	40,310
MIPS Technologies, Inc. — Class A*	4,430	30,611
Rubicon Technology, Inc.*	1,721	29,016

Total Information Technology		8,549,778

INDUSTRIALS - 3.2%
First Solar, Inc.*	1,393	184,252
GT Solar International, Inc.*	6,285	101,817

Total Industrials		286,069

Total Common Stocks (Cost $5,798,597)		8,835,847

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.6%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$52,499	52,499

Total Repurchase Agreement (Cost $52,499)		52,499

Total Investments — 100.1% (Cost $5,851,096)		$8,888,346

Liabilities,
Less Other Assets — (0.1)%		(8,416)

Total Net Assets — 100.0%		$8,879,930

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

28 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

ELECTRONICS FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $5,798,597)	$8,835,847
Repurchase agreements, at value (cost 52,499)	52,499
Receivables:
Fund shares sold	585,819
Dividends	6,587

Total assets	9,480,752

Liabilities:
Payable for:
Fund shares redeemed	774
Securities purchased	575,178
Management fees	6,292
Transfer agent and administrative fees	1,850
Investor service fees	1,850
Portfolio accounting fees	740
Other	14,138

Total liabilities	600,822

Net assets	$8,879,930

Net assets consist of:
Paid in capital	$9,073,193
Accumulated net investment loss	(43,440)
Accumulated net realized loss on investments	(3,187,073)
Net unrealized appreciation on investments	3,037,250

Net assets	$8,879,930

Capital shares outstanding	924,715
Net asset value per share	$9.60

STATEMENT OF OPERATIONS (Unaudited) For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $39)	$59,980
Interest	19

Total investment income	59,999

Expenses:
Management fees	50,513
Transfer agent and administrative fees	14,857
Investor service fees	14,857
Portfolio accounting fees	5,942
Trustees’ fees*	447
Professional fees	5,952
Miscellaneous	10,871

Total expenses	103,439

Net investment loss	(43,440)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(569,856)

Net realized loss	(569,856)

Net change in unrealized appreciation (depreciation) on:
Investments	309,261

Net change in unrealized appreciation (depreciation)	309,261

Net realized and unrealized loss	(260,595)

Net decrease in net assets resulting from operations	$(304,035)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 29

ELECTRONICS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(43,440)	$(56,906)
Net realized gain (loss) on investments	(569,856)	2,944,930
Net change in unrealized appreciation (depreciation) on investments	309,261	(4,689,536)

Net decrease in net assets resulting from operations	(304,035)	(1,801,512)

Distributions to shareholders from:
Net realized gains	—	(1,609,036)

Total distributions to shareholders	—	(1,609,036)

Capital share transactions:
Proceeds from sale of shares	47,058,829	137,613,070
Distributions reinvested	—	1,609,036
Cost of shares redeemed	(47,113,328)	(151,602,331)

Net decrease from capital share transactions	(54,499)	(12,380,225)

Net decrease in net assets	(358,534)	(15,790,773)
Net assets:
Beginning of period	9,238,464	25,029,237

End of period	$8,879,930	$9,238,464

Accumulated net investment loss at end of period	$(43,440)	$—

Capital share activity:
Shares sold	4,673,655	12,576,972
Shares issued from reinvestment of distributions	—	183,890
Shares redeemed	(4,728,212)	(13,916,768)

Net decrease in shares	(54,557)	(1,155,906)

30 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

ELECTRONICS FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$9.43	$11.72	$6.82	$13.67	$14.02	$13.68

Income (loss) from investment operations:
Net investment loss[b]	(.04)	(.05)	(.02)	(.02)	(.11)	(.15)
Net gain (loss) on investments (realized and unrealized)	.21	.92	4.92	(6.83)	(.24)	.49

Total from investment operations	.17	.87	4.90	(6.85)	(.35)	.34

Less distributions from:
Net realized gains	—	(3.16)	—	—	—	—

Total distributions	—	(3.16)	—	—	—	—

Net asset value, end of period	$9.60	$9.43	$11.72	$6.82	$13.67	$14.02

Total Return[c]	1.80%	9.55%	71.85%	(50.11%)	(2.50%)	2.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,880	$9,238	$25,029	$1,877	$2,943	$3,856

Ratios to average net assets:
Net investment loss	(0.73%)	(0.46%)	(0.19%)	(0.15%)	(0.73%)	(1.02%)
Total expenses	1.74%	1.64%	1.64%	1.61%	1.59%	1.59%

Portfolio turnover rate	364%	958%	445%	940%	1,009%	477%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 31

FUND PROFILE (Unaudited)	June 30, 2011
ENERGY FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy (“Energy Companies”).
Inception: May 29, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Exxon Mobil Corp.	6.3%
Chevron Corp.	4.4%
Schlumberger Ltd.	3.3%
ConocoPhillips	3.1%
Occidental Petroleum Corp.	3.0%
Halliburton Co.	2.3%
Apache Corp.	2.2%
Petroleo Brasileiro S.A. ADR	2.0%
Marathon Oil Corp.	1.9%
Anadarko Petroleum Corp.	1.9%

Top Ten Total	30.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

32 | the RYDEX|SGI variable trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
ENERGY FUND

	Shares	Value

COMMON STOCKS† - 99.6%

ENERGY - 99.6%
Exxon Mobil Corp.	31,729	$2,582,106
Chevron Corp.	17,662	1,816,360
Schlumberger Ltd.	15,832	1,367,885
ConocoPhillips	17,291	1,300,110
Occidental Petroleum Corp.	11,735	1,220,909
Halliburton Co.	18,278	932,178
Apache Corp.	7,216	890,382
Petroleo Brasileiro S.A. ADR	24,104	816,161
Marathon Oil Corp.	15,214	801,474
Anadarko Petroleum Corp.	10,302	790,782
National Oilwell Varco, Inc.	9,167	716,951
Baker Hughes, Inc.	9,848	714,571
Devon Energy Corp.	8,654	682,022
EOG Resources, Inc.	6,006	627,927
Hess Corp.	8,241	616,097
BP plc ADR	12,594	557,788
Spectra Energy Corp.	20,246	554,943
Ensco plc ADR	10,348	551,546
Transocean Ltd.	8,392	541,788
Williams Companies, Inc.	17,816	538,934
El Paso Corp.	25,644	518,009
Chesapeake Energy Corp.	17,315	514,082
Alpha Natural Resources, Inc.*	11,030	501,203
Noble Energy, Inc.	5,444	487,946
Southwestern Energy Co.*	11,239	481,928
Weatherford International Ltd.*	24,167	453,131
Valero Energy Corp.	17,616	450,441
Peabody Energy Corp.	7,466	439,822
Murphy Oil Corp.	6,616	434,407
Cameron International Corp.*	8,057	405,187
FMC Technologies, Inc.*	9,040	404,902
Suncor Energy, Inc.	10,302	402,808
Continental Resources, Inc.*	6,187	401,598
Diamond Offshore Drilling, Inc.	5,470	385,143
Pioneer Natural Resources Co.	4,233	379,150
Noble Corp.	9,600	378,336
EQT Corp.	7,192	377,724
Newfield Exploration Co.*	5,475	372,409
Cabot Oil & Gas Corp.	5,603	371,535
Consol Energy, Inc.	7,606	368,739
Royal Dutch Shell plc ADR	5,176	368,169
Range Resources Corp.	6,525	362,137
Concho Resources, Inc.*	3,884	356,745
Total S.A. ADR	6,147	355,542
QEP Resources, Inc.	8,315	347,816
Southern Union Co.	8,566	343,925
Petrohawk Energy Corp.*	13,882	342,469
Helmerich & Payne, Inc.	5,100	337,212
Denbury Resources, Inc.*	16,683	333,660
Nabors Industries Ltd.*	13,011	320,591
Cimarex Energy Co.	3,531	317,508
Encana Corp.	10,295	316,983
Core Laboratories N.V.	2,828	315,435
Ultra Petroleum Corp.*	6,856	314,005
Canadian Natural Resources Ltd.	7,258	303,820
Plains Exploration & Production Co.*	7,904	301,300
Tenaris S.A. ADR	6,456	295,233
PetroChina Company Ltd. ADR	2,019	294,835
Patterson-UTI Energy, Inc.	9,300	293,973
Whiting Petroleum Corp.*	5,145	292,802
Cameco Corp. — Class A	10,996	289,745
CARBO Ceramics, Inc.	1,768	288,096
CNOOC Ltd. ADR	1,217	287,127
Oil States International, Inc.*	3,578	285,918
Sunoco, Inc.	6,478	270,197
Oceaneering International, Inc.	6,646	269,163
SM Energy Co.	3,644	267,761
Rowan Companies, Inc.*	6,887	267,284
HollyFrontier Corp.	3,850	267,190
Cenovus Energy, Inc.	7,075	266,444
Dresser-Rand Group, Inc.*	4,919	264,396
SandRidge Energy, Inc.*	24,628	262,534
Nexen, Inc.	11,576	260,460
McDermott International, Inc.*	13,026	258,045
RPC, Inc.	10,425	255,830
Frontier Oil Corp.	7,840	253,310
Talisman Energy, Inc.	11,660	238,913
EXCO Resources, Inc.	13,327	235,222
Arch Coal, Inc.	8,366	223,038
Superior Energy Services, Inc.*	5,991	222,506
Brigham Exploration Co.*	7,338	219,626
Unit Corp.*	3,600	219,348
Tesoro Corp.*	9,230	211,459
Atwood Oceanics, Inc.*	4,780	210,941
Quicksilver Resources, Inc.*	14,085	207,895
Dril-Quip, Inc.*	3,042	206,339
Tidewater, Inc.	3,800	204,478
Oasis Petroleum, Inc.*	6,770	200,934
World Fuel Services Corp.	5,474	196,681
Forest Oil Corp.*	6,906	184,459
InterOil Corp.*	3,150	184,307

Total Energy		41,143,220

Total Common Stocks (Cost $21,005,637)		41,143,220

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.3%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$132,230	132,230

Total Repurchase Agreement (Cost $132,230)		132,230

Total Investments — 99.9% (Cost $21,137,867)		$41,275,450

Cash & Other Assets,
Less Liabilities — 0.1%		50,136

Total Net Assets — 100.0%		$41,325,586

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 33

ENERGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $21,005,637)	$41,143,220
Repurchase agreements, at value (cost 132,230)	132,230
Cash	5,370
Receivables:
Securities sold	1,279,099
Fund shares sold	23,473
Dividends	30,920
Foreign taxes reclaim	1,795

Total assets	42,616,107

Liabilities:
Payable for:
Fund shares redeemed	1,171,628
Management fees	31,653
Transfer agent and administrative fees	9,310
Investor service fees	9,310
Portfolio accounting fees	3,724
Other	64,896

Total liabilities	1,290,521

Net Assets	$41,325,586

Net Assets Consist of:
Paid in capital	$23,946,343
Accumulated net investment loss	(112,322)
Accumulated net realized loss on investments	(2,646,018)
Net unrealized appreciation on investments	20,137,583

Net assets	$41,325,586

Capital shares outstanding	1,222,667
Net asset value per share	$33.80

STATEMENT OF OPERATIONS (Unaudited) For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $10,827)	$335,999
Interest	79

Total investment income	336,078

Expenses:
Management fees	219,239
Transfer agent and administrative fees	64,482
Investor service fees	64,482
Portfolio accounting fees	25,793
Trustees’ fees*	2,176
Professional fees	25,172
Miscellaneous	47,056

Total expenses	448,400

Net investment loss	(112,322)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	996,876

Net realized gain	996,876

Net change in unrealized appreciation (depreciation) on:
Investments	2,278,759

Net change in unrealized appreciation (depreciation)	2,278,759

Net realized and unrealized gain	3,275,635

Net increase in net assets resulting from operations	$3,163,313

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

ENERGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(112,322)	$(68,475)
Net realized gain on investments	996,876	2,318,529
Net change in unrealized appreciation (depreciation) on investments	2,278,759	2,393,456

Net increase in net assets resulting from operations	3,163,313	4,643,510

Distributions to shareholders from:
Net investment income	—	(171,009)

Total distributions to shareholders	—	(171,009)

Capital share transactions:
Proceeds from sale of shares	64,913,117	88,163,634
Distributions reinvested	—	171,009
Cost of shares redeemed	(69,163,466)	(89,747,360)

Net decrease from capital share transactions	(4,250,349)	(1,412,717)

Net increase (decrease) in net assets	(1,087,036)	3,059,784
Net assets :
Beginning of period	42,412,622	39,352,838

End of period	$41,325,586	$42,412,622

Accumulated net investment loss at end of period	$(112,322)	$—

Capital share activity:
Shares sold	1,920,284	3,291,280
Shares issued from reinvestment of distributions	—	5,981
Shares redeemed	(2,055,088)	(3,432,168)

Net decrease in shares	(134,804)	(134,907)

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 35

ENERGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$31.24	$26.37	$20.49	$39.83	$33.14	$39.20

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.05)	.11	(.03)	(.11)	(.13)
Net gain (loss) on investments (realized and unrealized)	2.63	5.06	7.73	(18.29)	11.01	5.28

Total from investment operations	2.56	5.01	7.84	(18.32)	10.90	5.15

Less distributions from:
Net investment income	—	(.14)	—	—	—	—
Net realized gains	—	—	(1.96)	(1.02)	(4.21)	(11.21)

Total distributions	—	(.14)	(1.96)	(1.02)	(4.21)	(11.21)

Net asset value, end of period	$33.80	$31.24	$26.37	$20.49	$39.83	$33.14

Total Return[c]	8.19%	19.05%	38.50%	(46.03%)	33.22%	11.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,326	$42,413	$39,353	$30,843	$101,458	$70,190

Ratios to average net assets:
Net investment income (loss)	(0.44%)	(0.20%)	0.48%	(0.08%)	(0.27%)	(0.31%)
Total expenses	1.74%	1.65%	1.65%	1.60%	1.58%	1.59%

Portfolio turnover rate	91%	224%	206%	154%	217%	146%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

36 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
ENERGY SERVICES FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production (“Energy Services Companies”).
Inception: May 2, 2001
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Schlumberger Ltd.	10.3%
Halliburton Co.	7.0%
National Oilwell Varco, Inc.	5.4%
Baker Hughes, Inc.	5.4%
Transocean Ltd.	4.1%
Ensco plc ADR	3.9%
Weatherford International Ltd.	3.4%
Cameron International Corp.	3.1%
FMC Technologies, Inc.	3.1%
Diamond Offshore Drilling, Inc.	2.9%

Top Ten Total	48.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

the RYDEX|SGI variable trust semi-annual report | 37

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
ENERGY SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.0%

ENERGY - 99.0%
Schlumberger Ltd.	44,623	$3,855,427
Halliburton Co.	51,524	2,627,724
National Oilwell Varco, Inc.	25,911	2,026,499
Baker Hughes, Inc.	27,825	2,018,982
Transocean Ltd.	23,904	1,543,242
Ensco plc ADR	27,540	1,467,879
Weatherford International Ltd.*	67,925	1,273,594
Cameron International Corp.*	22,781	1,145,657
FMC Technologies, Inc.*	25,566	1,145,101
Diamond Offshore Drilling, Inc.	15,295	1,076,921
Noble Corp.	27,147	1,069,863
Helmerich & Payne, Inc.	14,279	944,127
Nabors Industries Ltd.*	36,394	896,748
Patterson-UTI Energy, Inc.	26,285	830,869
CARBO Ceramics, Inc.	4,933	803,832
Oil States International, Inc.*	9,703	775,367
Oceaneering International, Inc.	18,582	752,571
Rowan Companies, Inc.*	19,283	748,373
Dresser-Rand Group, Inc.*	13,770	740,138
RPC, Inc.	29,462	722,998
McDermott International, Inc.*	36,447	722,015
Tenaris S.A. ADR	15,381	703,373
Core Laboratories N.V.	5,600	624,624
Superior Energy Services, Inc.*	16,760	622,466
Seadrill Ltd.	17,371	612,849
Key Energy Services, Inc.*	33,651	605,718
Complete Production Services, Inc.*	18,043	601,915
Lufkin Industries, Inc.	6,917	595,208
Atwood Oceanics, Inc.*	13,385	590,680
Tidewater, Inc.	10,651	573,130
Dril-Quip, Inc.*	8,407	570,247
SEACOR Holdings, Inc.	5,577	557,477
Unit Corp.*	8,561	521,622
Helix Energy Solutions Group, Inc.*	30,293	501,652
Bristow Group, Inc.	8,204	418,568
Gulfmark Offshore, Inc. — Class A*	9,058	400,273
Exterran Holdings, Inc.*	19,314	382,997
ION Geophysical Corp.*	40,048	378,854
Hercules Offshore, Inc.*	51,000	281,010
Tetra Technologies, Inc.*	20,453	260,367
Hornbeck Offshore Services, Inc.*	5,952	163,680

Total Energy		37,154,637

Total Common Stocks (Cost $17,051,833)		37,154,637

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.0%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$197	197

Total Repurchase Agreement (Cost $197)		197

Total Investments — 99.0% (Cost $17,052,030)		$37,154,834

Other Assets,
Less Liabilities — 1.0%		365,952

Total Net Assets — 100.0%		$37,520,786

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

38 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

ENERGY SERVICES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $17,051,833)	$37,154,637
Repurchase agreements, at value (cost 197)	197
Receivables:
Securities sold	546,684
Fund shares sold	142,804
Dividends	18,065

Total assets	37,862,387

Liabilities:
Overdraft due to custodian bank	136,943
Payable for:
Fund shares redeemed	103,177
Management fees	25,594
Transfer agent and administrative fees	7,528
Investor service fees	7,528
Portfolio accounting fees	3,011
Other	57,820

Total liabilities	341,601

Net assets	$37,520,786

Net assets consist of:
Paid in capital	$17,878,238
Accumulated net investment loss	(187,299)
Accumulated net realized loss on investments	(272,957)
Net unrealized appreciation on investments	20,102,804

Net assets	$37,520,786

Capital shares outstanding	1,223,423
Net asset value per share	$30.67

STATEMENT OF OPERATIONS (Unaudited) For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $585)	$203,715
Interest	72

Total investment income	203,787

Expenses:
Management fees	191,114
Transfer agent and administrative fees	56,210
Investor service fees	56,210
Portfolio accounting fees	22,484
Trustees’ fees*	1,949
Professional fees	23,054
Miscellaneous	40,065

Total expenses	391,086

Net investment loss	(187,299)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	878,736

Net realized gain	878,736

Net change in unrealized appreciation (depreciation) on:
Investments	2,960,239

Net change in unrealized appreciation (depreciation)	2,960,239

Net realized and unrealized gain	3,838,975

Net increase in net assets resulting from operations	$3,651,676

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 39

ENERGY SERVICES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(187,299)	$(206,473)
Net realized gain on investments	878,736	5,650,800
Net change in unrealized appreciation (depreciation) on investments	2,960,239	(1,061,538)

Net increase in net assets resulting from operations	3,651,676	4,382,789

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	63,985,671	111,238,890
Cost of shares redeemed	(71,586,393)	(115,652,133)

Net decrease from capital share transactions	(7,600,722)	(4,413,243)

Net decrease in net assets	(3,949,046)	(30,454)
Net Assets:
Beginning of period	41,469,832	41,500,286

End of period	$37,520,786	$41,469,832

Accumulated net investment loss at end of period	$(187,299)	$—

Capital share activity:
Shares sold	2,130,588	4,873,240
Shares redeemed	(2,405,365)	(5,264,620)

Net decrease in shares	(274,777)	(391,380)

40 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

ENERGY SERVICES FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$27.68	$21.96	$14.18	$38.67	$29.79	$30.92
Income (loss) from investment operations:
Net investment loss[b]	(.12)	(.15)	(.06)	(.28)	(.34)	(.37)
Net gain (loss) on investments (realized and unrealized)	3.11	5.87	8.89	(21.79)	11.37	4.01

Total from investment operations	2.99	5.72	8.83	(22.07)	11.03	3.64

Less distributions from:
Net realized gains	—	—	(1.05)	(2.42)	(2.15)	(4.77)

Total distributions	—	—	(1.05)	(2.42)	(2.15)	(4.77)

Net asset value, end of period	$30.67	$27.68	$21.96	$14.18	$38.67	$29.79

Total Return[c]	10.80%	26.05%	62.42%	(57.60%)	37.10%	10.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$37,521	$41,470	$41,500	$21,598	$95,917	$43,910

Ratios to average net assets:
Net investment loss	(0.83%)	(0.66%)	(0.30%)	(0.78%)	(0.91%)	(1.08%)
Total expenses	1.74%	1.65%	1.65%	1.60%	1.58%	1.59%

Portfolio turnover rate	94%	307%	247%	122%	193%	184%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 41

FUND PROFILE (Unaudited)	June 30, 2011
FINANCIAL SERVICES FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the financial services sector (“Financial Services Companies”).
Inception: July 20, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Berkshire Hathaway, Inc. — Class B	2.9%
JPMorgan Chase & Co.	2.7%
Wells Fargo & Co.	2.5%
Citigroup, Inc.	2.2%
Bank of America Corp.	2.0%
American Express Co.	1.9%
Goldman Sachs Group, Inc.	1.8%
MetLife, Inc.	1.5%
U.S. Bancorp	1.5%
American International Group, Inc.	1.4%

Top Ten Total	20.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

42 | the RYDEX|SGI variable trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
FINANCIAL SERVICES FUND

	Shares	Value

COMMON STOCKS† - 99.5%

FINANCIALS - 99.5%
Berkshire Hathaway, Inc. — Class B*	2,387	$184,730
JPMorgan Chase & Co.	4,131	169,123
Wells Fargo & Co.	5,643	158,343
Citigroup, Inc.	3,370	140,327
Bank of America Corp.	11,738	128,648
American Express Co.	2,290	118,393
Goldman Sachs Group, Inc.	831	110,598
MetLife, Inc.	2,197	96,382
U.S. Bancorp	3,733	95,229
American International Group, Inc.*	3,097	90,804
Simon Property Group, Inc.	738	85,778
BlackRock, Inc. — Class A	443	84,972
Prudential Financial, Inc.	1,275	81,077
Franklin Resources, Inc.	613	80,481
ProLogis, Inc.	2,223	79,672
Morgan Stanley	3,275	75,358
PNC Financial Services Group, Inc.	1,255	74,811
Bank of New York Mellon Corp.	2,853	73,094
Travelers Companies, Inc.	1,164	67,954
ACE Ltd.	1,014	66,741
State Street Corp.	1,464	66,012
Capital One Financial Corp.	1,254	64,794
Aflac, Inc.	1,382	64,512
Public Storage	565	64,416
CME Group, Inc. — Class A	211	61,526
Chubb Corp.	975	61,045
Charles Schwab Corp.	3,679	60,520
Equity Residential	995	59,700
Vornado Realty Trust	630	58,703
BB&T Corp.	2,180	58,511
Itau Unibanco Holding S.A. ADR	2,483	58,475
Marsh & McLennan Companies, Inc.	1,873	58,419
Discover Financial Services	2,165	57,914
General Growth Properties, Inc.	3,461	57,764
Loews Corp.	1,359	57,200
Boston Properties, Inc.	536	56,902
AON Corp.	1,073	55,045
Allstate Corp.	1,789	54,618
T. Rowe Price Group, Inc.	900	54,306
Banco Bradesco S.A. ADR	2,650	54,299
Progressive Corp.	2,449	52,360
Annaly Capital Management, Inc.	2,891	52,154
Ameriprise Financial, Inc.	881	50,816
HCP, Inc.	1,364	50,045
Hartford Financial Services Group, Inc.	1,895	49,971
ICICI Bank Ltd. ADR	1,011	49,842
HDFC Bank Ltd. ADR	270	47,625
SunTrust Banks, Inc.	1,828	47,162
AvalonBay Communities, Inc.	364	46,738
TD Ameritrade Holding Corp.	2,384	46,512
Host Hotels & Resorts, Inc.	2,740	46,443
Brookfield Office Properties, Inc.	2,371	45,713
Moody’s Corp.	1,175	45,061
HSBC Holdings plc ADR	903	44,807
M&T Bank Corp.	508	44,679
Fifth Third Bancorp	3,500	44,625
SLM Corp.	2,645	44,462
Invesco Ltd.	1,899	44,437
Northern Trust Corp.	963	44,259
Weyerhaeuser Co.	1,971	43,086
Principal Financial Group, Inc.	1,407	42,801
Health Care REIT, Inc.	808	42,363
Banco Santander S.A. ADR	3,674	42,288
Manulife Financial Corp.	2,378	41,995
CIT Group, Inc.*	945	41,826
Toronto-Dominion Bank	492	41,771
Banco Santander Brasil S.A. ADR	3,550	41,571
IntercontinentalExchange, Inc.*	333	41,528
Deutsche Bank AG	695	41,172
Lincoln National Corp.	1,443	41,111
Ventas, Inc.	761	40,112
UBS AG*	2,181	39,825
NYSE Euronext	1,157	39,650
Kimco Realty Corp.	2,110	39,330
Unum Group	1,518	38,679
Royal Bank of Canada	678	38,666
Leucadia National Corp.	1,129	38,499
Macerich Co.	718	38,413
CNA Financial Corp.	1,320	38,346
SL Green Realty Corp.	462	38,286
CB Richard Ellis Group, Inc.		—
Class A*	1,513	37,991
China Life Insurance Company Ltd. ADR	708	36,703
Credit Suisse Group AG ADR	938	36,601
KeyCorp	4,379	36,477
XL Group plc — Class A	1,642	36,091
Barclays plc ADR	2,147	35,275
Regions Financial Corp.	5,685	35,247
Digital Realty Trust, Inc.	561	34,659
Plum Creek Timber Company, Inc.	832	33,729
Affiliated Managers Group, Inc.*	324	32,870
Comerica, Inc.	950	32,842
Rayonier, Inc.	500	32,675
Federal Realty Investment Trust	379	32,283
New York Community Bancorp, Inc.	2,148	32,199
Huntington Bancshares, Inc.	4,904	32,170
Credicorp Ltd.	370	31,857
Nationwide Health Properties, Inc.	766	31,720
People’s United Financial, Inc.	2,352	31,611
NASDAQ OMX Group, Inc.*	1,213	30,689
Torchmark Corp.	478	30,659
MSCI, Inc. — Class A*	813	30,634
Legg Mason, Inc.	935	30,631
WR Berkley Corp.	934	30,299
Lazard Ltd. — Class A	805	29,866

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 43

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
FINANCIAL SERVICES FUND

	Shares	Value

Everest Re Group Ltd.	365	$29,839
Zions Bancorporation	1,237	29,700
UDR, Inc.	1,200	29,460
PartnerRe Ltd.	425	29,261
Arch Capital Group Ltd.*	915	29,207
Alexandria Real Estate Equities, Inc.	377	29,187
Marshall & Ilsley Corp.	3,590	28,612
Cincinnati Financial Corp.	979	28,567
SEI Investments Co.	1,261	28,385
Genworth Financial, Inc.		—
Class A*	2,730	28,064
Realty Income Corp.	819	27,428
Liberty Property Trust	823	26,813
Axis Capital Holdings Ltd.	863	26,718
Jones Lang LaSalle, Inc.	280	26,404
Hudson City Bancorp, Inc.	3,222	26,388
Assurant, Inc.	699	25,353
Jefferies Group, Inc.	1,196	24,398

Total Financials		6,265,787

Total Common Stocks (Cost $3,932,032)		6,265,787

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.6%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$37,106	37,106

Total Repurchase Agreement (Cost $37,106)		37,106

Total Investments — 100.1% (Cost $3,969,138)		$6,302,893

Liabilities, Less Other Assets — (0.1)%		(3,320)

Total Net Assets — 100.0%		$6,299,573

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

44 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

FINANCIAL SERVICES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $3,932,032)	$6,265,787
Repurchase agreements, at value (cost 37,106)	37,106
Cash	721
Receivables:
Fund shares sold	566,399
Dividends	10,446
Foreign taxes reclaim	448

Total assets	6,880,907

Liabilities:
Payable for:
Fund shares redeemed	151,155
Securities purchased	410,337
Management fees	4,007
Transfer agent and administrative fees	1,178
Investor service fees	1,178
Portfolio accounting fees	471
Other	13,008

Total liabilities	581,334

Net Assets	$6,299,573

Net Assets Consist Of:
Paid in capital	$13,038,301
Undistributed net investment income	13,361
Accumulated net realized loss on investments	(9,085,844)
Net unrealized appreciation on investments	2,333,755

Net assets	$6,299,573

Capital shares outstanding	413,531
Net asset value per share	$15.23

STATEMENT OF OPERATIONS (Unaudited) For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $601)	$73,010
Interest	12

Total investment income	73,022

Expenses:
Management fees	33,724
Transfer agent and administrative fees	9,919
Investor service fees	9,919
Portfolio accounting fees	3,967
Trustees’ fees*	380
Professional fees	5,090
Miscellaneous	6,036

Total expenses	69,035

Net investment income	3,987

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	688,710

Net realized gain	688,710

Net change in unrealized appreciation (depreciation) on:
Investments	(513,245)

Net change in unrealized appreciation (depreciation)	(513,245)

Net realized and unrealized gain	175,465

Net increase in net assets resulting from operations	$179,452

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 45

FINANCIAL SERVICES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) in Net Assets From Operations:
Net investment income	$3,987	$9,373
Net realized gain on investments	688,710	1,334,873
Net change in unrealized appreciation (depreciation) on investments	(513,245)	(1,424,557)

Net increase (decrease) in net assets resulting from operations	179,452	(80,311)

Distributions to shareholders from:
Net investment income	—	(72,499)

Total distributions to shareholders	—	(72,499)

Capital share transactions:
Proceeds from sale of shares	19,923,676	74,034,490
Distributions reinvested	—	72,499
Cost of shares redeemed	(21,699,293)	(83,221,418)

Net decrease from capital share transactions	(1,775,617)	(9,114,429)

Net decrease in net assets	(1,596,165)	(9,267,239)
Net assets:
Beginning of period	7,895,738	17,162,977

End of period	$6,299,573	$7,895,738

Undistributed net investment income at end of period	$13,361	$9,374

Capital share activity:
Shares sold	1,281,779	5,212,942
Shares issued from reinvestment of distributions	—	5,038
Shares redeemed	(1,388,092)	(5,974,984)

Net decrease in shares	(106,313)	(757,004)

46 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$15.19	$13.44	$11.41	$21.96	$32.18	$29.10

Income (loss) from investment operations:
Net investment income[b]	.01	.01	.06	.32	.28	.26
Net gain (loss) on investments (realized and unrealized)	.03	1.91	2.19	(10.87)	(6.23)	4.59

Total from investment operations	.04	1.92	2.25	(10.55)	(5.95)	4.85

Less distributions from:
Net investment income	—	(.17)	(.22)	—	(.66)	(.39)
Net realized gains	—	—	—	—	(3.61)	(1.38)

Total distributions	—	(.17)	(.22)	—	(4.27)	(1.77)

Net asset value, end of period	$15.23	$15.19	$13.44	$11.41	$21.96	$32.18

Total Return[c]	0.26%	14.36%	19.68%	(48.04%)	(18.80%)	16.73%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,300	$7,896	$17,163	$8,307	$17,508	$50,190

Ratios to average net assets:
Net investment income	0.10%	0.08%	0.54%	1.87%	0.90%	0.83%
Total expenses	1.74%	1.64%	1.64%	1.61%	1.59%	1.59%

Portfolio turnover rate	203%	617%	357%	422%	525%	330%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 47

FUND PROFILE (Unaudited)	June 30, 2011
HEALTH CARE FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the health care industry (“Health Care Companies”).
Inception: June 19, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Johnson & Johnson	4.0%
Pfizer, Inc.	3.5%
Novartis AG ADR	3.1%
Merck & Company, Inc.	3.1%
Abbott Laboratories	2.6%
UnitedHealth Group, Inc.	2.3%
Bristol-Myers Squibb Co.	2.1%
Amgen, Inc.	2.0%
Eli Lilly & Co.	1.9%
Teva Pharmaceutical Industries Ltd. ADR	1.9%

Top Ten Total	26.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
48 | the RYDEX|SGI variable trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

HEALTH CARE FUND

	Shares	Value

COMMON STOCKS† -99.7%

HEALTH CARE - 99.7%
Johnson & Johnson	16,642	$1,107,026
Pfizer, Inc.	47,311	974,607
Novartis AG ADR	14,122	862,995
Merck & Company, Inc.	24,194	853,806
Abbott Laboratories	13,878	730,260
UnitedHealth Group, Inc.	12,374	638,251
Bristol-Myers Squibb Co.	19,837	574,480
Amgen, Inc.*	9,786	571,013
Eli Lilly & Co.	14,072	528,122
Teva Pharmaceutical Industries Ltd. ADR	10,732	517,497
Medtronic, Inc.	13,137	506,169
Baxter International, Inc.	8,172	487,787
Biogen Idec, Inc.*	4,489	479,964
WellPoint, Inc.	5,786	455,763
Gilead Sciences, Inc.*	10,727	444,205
Thermo Fisher Scientific, Inc.*	6,638	427,421
Celgene Corp.*	7,008	422,723
Allergan, Inc.	5,019	417,832
Express Scripts, Inc. — Class A*	7,576	408,952
Covidien plc	7,451	396,617
Medco Health Solutions, Inc.*	6,856	387,501
McKesson Corp.	4,395	367,642
Stryker Corp.	6,192	363,408
Aetna, Inc.	8,187	360,965
Agilent Technologies, Inc.*	7,040	359,814
Becton Dickinson and Co.	4,112	354,331
Cardinal Health, Inc.	7,163	325,343
CIGNA Corp.	6,199	318,815
Humana, Inc.	3,854	310,401
St. Jude Medical, Inc.	6,399	305,104
Intuitive Surgical, Inc.*	819	304,758
Forest Laboratories, Inc.*	7,477	294,145
Valeant Pharmaceuticals International, Inc.	5,444	282,870
Zimmer Holdings, Inc.*	4,362	275,678
AmerisourceBergen Corp. — Class A	6,640	274,896
Vertex Pharmaceuticals, Inc.*	5,201	270,400
Mylan, Inc.*	10,951	270,161
Cerner Corp.*	4,266	260,695
Illumina, Inc.*	3,450	259,268
Quest Diagnostics, Inc.	4,349	257,026
Watson Pharmaceuticals, Inc.*	3,695	253,957
Laboratory Corporation of America Holdings*	2,601	251,751
Sanofi ADR	6,262	251,545
Boston Scientific Corp.*	36,150	249,796
CR Bard, Inc.	2,268	249,162
Hospira, Inc.*	4,386	248,511
Waters Corp.*	2,572	246,243
GlaxoSmithKline plc ADR	5,735	246,032
Edwards Lifesciences Corp.*	2,781	242,448
Life Technologies Corp.*	4,620	240,563
Perrigo Co.	2,676	235,140
Varian Medical Systems, Inc.*	3,287	230,156
Alexion Pharmaceuticals, Inc.*	4,846	227,907
DaVita, Inc.*	2,620	226,918
AstraZeneca plc ADR	4,490	224,814
Regeneron Pharmaceuticals, Inc.*	3,650	206,992
Henry Schein, Inc.*	2,880	206,179
Warner Chilcott plc — Class A	8,299	200,255
Coventry Health Care, Inc.*	5,430	198,032
Dendreon Corp.*	4,988	196,727
CareFusion Corp.*	6,940	188,560
DENTSPLY International, Inc.	4,932	187,811
Endo Pharmaceuticals Holdings, Inc.*	4,565	183,376
Mettler-Toledo International, Inc.*	1,070	180,477
Universal Health Services, Inc. — Class B	3,466	178,603
ResMed, Inc.*	5,448	168,616
Hologic, Inc.*	8,210	165,596
Cooper Companies, Inc.	2,070	164,027
IDEXX Laboratories, Inc.*	2,097	162,643
Kinetic Concepts, Inc.*	2,820	162,517
QIAGEN N.V.*	8,485	161,385
SXC Health Solutions Corp.*	2,670	157,316
Human Genome Sciences, Inc.*	6,408	157,252
Patterson Companies, Inc.	4,774	157,017
Omnicare, Inc.	4,898	156,197
Mednax, Inc.*	2,105	151,960
Hill-Rom Holdings, Inc.	3,290	151,472
Bruker Corp.*	7,340	149,442
Covance, Inc.*	2,509	148,959
Gen-Probe, Inc.*	2,100	145,215
BioMarin Pharmaceutical, Inc.*	5,170	140,676
Bio-Rad Laboratories, Inc. — Class A*	1,170	139,651
Allscripts Healthcare Solutions, Inc.*	7,155	138,950
PerkinElmer, Inc.	5,116	137,672
Health Net, Inc.*	4,285	137,634
Alere, Inc.*	3,710	135,860
Pharmaceutical Product Development, Inc.	5,001	134,227
Brookdale Senior Living, Inc. — Class A*	5,270	127,797
Lincare Holdings, Inc.	4,343	127,120
Tenet Healthcare Corp.*	20,180	125,923
Salix Pharmaceuticals Ltd.*	3,139	125,026
United Therapeutics Corp.*	2,266	124,857
Cephalon, Inc.*	1,359	108,584
Community Health Systems, Inc.*	3,775	96,942
Grifols S.A. ADR*	6,825	51,256

Total Health Care		27,772,455

Total Common Stocks (Cost $22,025,558)		27,772,455

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 49

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
HEALTH CARE FUND

	Shares	Value

RIGHTS†† - 0.0%
Sanofi Expires 12/31/20	2,122	$5,114

Total Rights (Cost $2,720)		5,114

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 0.6%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$166,718	166,718

Total Repurchase Agreement (Cost $166,718)		166,718

Total Investments — 100.3% (Cost $22,194,996)		$27,944,287

Liabilities, Less Other Assets — (0.3)%		(75,530)

Total Net Assets — 100.0%		$27,868,757

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5. ADR — American Depositary Receipt plc — Public Limited Company

50 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

HEALTH CARE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $22,028,278)	$27,777,569
Repurchase agreements, at value (cost 166,718)	166,718
Receivables:
Securities sold	712,251
Fund shares sold	648,373
Dividends	26,228
Foreign taxes reclaim	592

Total assets	29,331,731

Liabilities:
Payable for:
Fund shares redeemed	610,654
Securities purchased	788,485
Management fees	18,704
Transfer agent and administrative fees	5,501
Investor service fees	5,501
Portfolio accounting fees	2,201
Other	31,928

Total liabilities	1,462,974

Net assets	$27,868,757

Net assets consist of:
Paid in capital	$31,628,407
Accumulated net investment loss	(27,806)
Accumulated net realized loss on investments	(9,481,135)
Net unrealized appreciation on investments	5,749,291

Net assets	$27,868,757

Capital shares outstanding	870,158
Net asset value per share	$32.03

STATEMENT OF OPERATIONS (Unaudited) For the Period Ended June 30, 2011

Investment income:
Dividends	$121,201
Interest	21

Total investment income	121,222

Expenses:
Management fees	73,163
Transfer agent and administrative fees	21,518
Investor service fees	21,518
Portfolio accounting fees	8,607
Trustees’ fees*	563
Miscellaneous	23,659

Total expenses	149,028

Net investment loss	(27,806)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(154,562)

Net realized loss	(154,562)

Net change in unrealized appreciation (depreciation) on:
Investments	1,887,962

Net change in unrealized appreciation (depreciation)	1,887,962

Net realized and unrealized gain	1,733,400

Net increase in net assets resulting from operations	$1,705,594

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual | 51

HEALTH CARE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) in Net Assets From Operations:
Net investment loss	$(27,806)	$(29,554)
Net realized gain (loss) on investments	(154,562)	2,801,248
Net change in unrealized appreciation (depreciation) on investments	1,887,962	(2,390,384)

Net increase in net assets resulting from operations	1,705,594	381,310

Distributions to shareholders from:
Net investment income	—	(41,798)

Total distributions to shareholders	—	(41,798)

Capital share transactions:
Proceeds from sale of shares	51,775,205	92,694,576
Distributions reinvested	—	41,798
Cost of shares redeemed	(36,940,426)	(108,643,765)

Net increase (decrease) from capital share transactions	14,834,779	(15,907,391)

Net increase (decrease) in net assets	16,540,373	(15,567,879)
Net assets:
Beginning of period	11,328,384	26,896,263

End of period	$27,868,757	$11,328,384

Accumulated net investment loss at end of period	$(27,806)	$—

Capital share activity:
Shares sold	1,691,531	3,454,463
Shares issued from reinvestment of distributions	—	1,534
Shares redeemed	(1,223,659)	(4,070,687)

Net increase (decrease) in shares	467,872	(614,690)

52 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

HEALTH CARE FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$28.16	$26.45	$21.22	$29.61	$28.41	$28.17

Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.04)	.04	— [c]	(.01)	(.15)
Net gain (loss) on investments (realized and unrealized)	3.92	1.83	5.19	(7.40)	1.73	1.59

Total from investment operations	3.87	1.79	5.23	(7.40)	1.72	1.44

Less distributions from:
Net investment income	—	(.08)	—	—	—	—
Net realized gains	—	—	—	(.99)	(.52)	(1.20)

Total distributions	—	(.08)	—	(.99)	(.52)	(1.20)

Net asset value, end of period	$32.03	$28.16	$26.45	$21.22	$29.61	$28.41

Total Return[d]	13.74%	6.77%	24.65%	(24.86%)	6.02%	5.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,869	$11,328	$26,896	$35,778	$37,521	$40,825

Ratios to average net assets:
Net investment income (loss)	(0.32%)	(0.15%)	0.17%	(0.01%)	(0.02%)	(0.52%)
Total expenses	1.73%	1.64%	1.67%	1.62%	1.59%	1.59%

Portfolio turnover rate	153%	455%	301%	266%	424%	251%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Net investment income is less than $0.01 per share.

[d]	Total investment return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 53

FUND PROFILE (Unaudited)	June 30, 2011
INTERNET FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that provide products or services designed for or related to the Internet (“Internet Companies”).
Inception: May 24, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Google, Inc. — Class A	7.7%
Amazon.com, Inc.	6.8%
Qualcomm, Inc.	6.3%
Cisco Systems, Inc.	5.5%
Baidu, Inc. ADR	4.6%
eBay, Inc.	4.2%
Time Warner, Inc.	4.0%
Priceline.com, Inc.	3.4%
Yahoo!, Inc.	2.8%
Symantec Corp.	2.6%

Top Ten Total	47.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
54 | the RYDEX|SGI variable trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

INTERNET FUND

	Shares	Value

COMMON STOCKS† - 99.4%

INFORMATION TECHNOLOGY - 78.3%
Google, Inc. — Class A*	1,302	$659,307
Qualcomm, Inc.	9,455	536,949
Cisco Systems, Inc.	30,445	475,246
Baidu, Inc. ADR*	2,832	396,848
eBay, Inc.*	11,277	363,909
Yahoo!, Inc.*	15,895	239,061
Symantec Corp.*	11,220	221,258
Intuit, Inc.*	4,228	219,264
Broadcom Corp. — Class A	6,229	209,544
Check Point Software Technologies Ltd.*	3,550	201,818
Juniper Networks, Inc.*	6,118	192,717
Sina Corp.*	1,837	191,232
BMC Software, Inc.*	3,290	179,963
Red Hat, Inc.*	3,746	171,941
F5 Networks, Inc.*	1,511	166,588
Research In Motion Ltd.*	4,966	143,269
MercadoLibre, Inc.	1,715	136,068
Rackspace Hosting, Inc.*	3,142	134,289
TIBCO Software, Inc.*	4,450	129,139
Equinix, Inc.*	1,252	126,477
VeriSign, Inc.	3,773	126,245
Akamai Technologies, Inc.*	3,789	119,240
IAC/InterActiveCorp.*	3,029	115,617
Sohu.com, Inc.*	1,550	112,019
SAVVIS, Inc.*	2,210	87,361
Ancestry.com, Inc.*	2,090	86,505
AOL, Inc.*	4,135	82,121
WebMD Health Corp. — Class A*	1,789	81,543
VistaPrint N.V.*	1,603	76,704
Monster Worldwide, Inc.*	4,945	72,494
OpenTable, Inc.*	840	69,821
ValueClick, Inc.*	4,192	69,587
Ciena Corp.*	3,300	60,654
Travelzoo, Inc.*	930	60,115
Websense, Inc.*	2,300	59,731
RightNow Technologies, Inc.*	1,770	57,348
Digital River, Inc.*	1,777	57,148
LogMeIn, Inc.*	1,370	52,841
j2 Global Communications, Inc.*	1,740	49,120
Earthlink, Inc.	6,348	48,848
Constant Contact, Inc.*	1,680	42,638
Limelight Networks, Inc.*	7,140	32,558

Total Information Technology		6,715,145

CONSUMER DISCRETIONARY - 20.1%
Amazon.com, Inc.*	2,870	586,886
Time Warner, Inc.	9,439	343,296
Priceline.com, Inc.*	560	286,681
Netflix, Inc.*	804	211,203
Expedia, Inc.	5,982	173,418
Shutterfly, Inc.*	1,390	79,814
Blue Nile, Inc.*	907	39,890

Total Consumer Discretionary		1,721,188

FINANCIALS - 1.0% E*Trade Financial Corp.*	6,520	89,976

Total Common Stocks (Cost $4,558,409)		8,526,309

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 0.5%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$48,348	48,348

Total Repurchase Agreement (Cost $48,348)		48,348

Total Investments — 99.9% (Cost $4,606,757)		$8,574,657

Other Assets, Less Liabilities — 0.1%		6,247

Total Net Assets — 100.0%		$8,580,904

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 55

INTERNET FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $4,558,409)	$8,526,309
Repurchase agreements, at value (cost 48,348)	48,348
Receivables:
Fund shares sold	607,417
Dividends	128

Total assets	9,182,202

Liabilities:
Payable for:
Fund shares redeemed	8,226
Securities purchased	570,033
Management fees	5,914
Transfer agent and administrative fees	1,740
Investor service fees	1,740
Portfolio accounting fees	696
Other	12,949

Total liabilities	601,298

Net assets	$8,580,904

Net assets consist of:
Paid in capital	$4,711,981
Accumulated net investment loss	(75,707)
Accumulated net realized loss on investments	(23,270)
Net unrealized appreciation on investments	3,967,900

Net assets	$8,580,904

Capital shares outstanding	425,398
Net asset value per share	$20.17

STATEMENT OF OPERATIONS (Unaudited) For the Period Ended June 30, 2011

Investment Income:
Dividends	$35,557

Total investment income	35,557

Expenses:
Management fees	54,346
Transfer agent and administrative fees	15,984
Investor service fees	15,984
Portfolio accounting fees	6,394
Trustees’ fees*	600
Professional fees	9,635
Miscellaneous	8,321

Total expenses	111,264

Net investment loss	(75,707)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,151,666

Net realized gain	2,151,666

Net change in unrealized appreciation (depreciation) on:
Investments	(1,642,266)
Net change in unrealized appreciation (depreciation)	(1,642,266)

Net realized and unrealized gain	509,400

Net increase in net assets resulting from operations	$433,693

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

56 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

INTERNET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(75,707)	$(171,105)
Net realized gain on investments	2,151,666	4,259,443
Net change in unrealized appreciation (depreciation) on investments	(1,642,266)	(2,874,173)

Net increase in net assets resulting from operations	433,693	1,214,165

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	16,847,384	59,419,024
Cost of shares redeemed	(25,485,906)	(74,207,349)

Net decrease from capital share transactions	(8,638,522)	(14,788,325)

Net decrease in net assets	(8,204,829)	(13,574,160)
Net assets:
Beginning of period	16,785,733	30,359,893

End of period	$8,580,904	$16,785,733

Accumulated net investment loss at end of period	$(75,707)	$—

Capital share activity:
Shares sold	818,732	3,439,213
Shares redeemed	(1,245,029)	(4,448,309)

Net decrease in shares	(426,297)	(1,009,096)

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 57

INTERNET FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$19.71	$16.32	$9.84	$17.85	$16.17	$14.74

Income (loss) from investment operations:
Net investment loss[b]	(.12)	(.19)	(.19)	(.16)	(.05)	(.21)
Net gain (loss) on investments (realized and unrealized)	.58	3.58	6.67	(7.85)	1.73	1.64

Total from investment operations	.46	3.39	6.48	(8.01)	1.68	1.43

Net asset value, end of period	$20.17	$19.71	$16.32	$9.84	$17.85	$16.17

Total Return[c]	2.33%	20.77%	65.85%	(44.87%)	10.39%	9.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,581	$16,786	$30,360	$2,405	$24,937	$9,381

Ratios to average net assets:
Net investment loss	(1.18%)	(1.15%)	(1.36%)	(1.07%)	(0.29%)	(1.33%)
Total expenses	1.74%	1.66%	1.64%	1.60%	1.54%	1.58%

Portfolio turnover rate	111%	401%	274%	341%	432%	420%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

58 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011

LEISURE FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in leisure and entertainment businesses (“Leisure Companies”).
Inception: May 22, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

McDonald’s Corp.	4.7%
Comcast Corp. — Class A	4.0%
Walt Disney Co.	3.9%
News Corp. — Class A	3.3%
DIRECTV — Class A	3.1%
Time Warner, Inc.	3.0%
Las Vegas Sands Corp.	2.8%
Viacom, Inc. — Class B	2.8%
Starbucks Corp.	2.7%
Carnival Corp.	2.6%

Top Ten Total	32.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX|SGI variable trust semi-annual report    |   59

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

LEISURE FUND

	Shares	Value

COMMON STOCKS† - 99.5%

CONSUMER DISCRETIONARY - 95.2%
McDonald’s Corp.	5,271	$444,451
Comcast Corp. — Class A	14,874	376,907
Walt Disney Co.	9,551	372,871
News Corp. — Class A	17,803	315,113
DIRECTV — Class A*	5,792	294,349
Time Warner, Inc.	7,764	282,377
Las Vegas Sands Corp.*	6,343	267,738
Viacom, Inc. — Class B	5,221	266,271
Starbucks Corp.	6,505	256,882
Carnival Corp.	6,512	245,047
Time Warner Cable, Inc. — Class A	3,137	244,812
Thomson Reuters Corp.	6,510	244,516
Yum! Brands, Inc.	4,214	232,781
CBS Corp. — Class B	7,470	212,820
Wynn Resorts Ltd.	1,447	207,702
Discovery Communications, Inc. — Class A*	4,563	186,901
DISH Network Corp. — Class A*	5,915	181,413
McGraw-Hill Companies, Inc.	3,963	166,089
Melco Crown Entertainment Ltd. ADR*	12,285	156,879
Marriott International, Inc. — Class A	4,411	156,546
Liberty Global, Inc. — Class A*	3,401	153,181
Chipotle Mexican Grill, Inc. — Class A*	475	146,390
Mattel, Inc.	5,248	144,268
Cablevision Systems Corp. — Class A	3,977	144,007
Virgin Media, Inc.	4,808	143,903
Starwood Hotels & Resorts Worldwide, Inc.	2,544	142,566
Harley-Davidson, Inc.	3,335	136,635
Liberty Media Corp. — Capital*	1,522	130,512
Scripps Networks Interactive, Inc. — Class A	2,574	125,817
Royal Caribbean Cruises Ltd.*	3,234	121,728
Darden Restaurants, Inc.	2,401	119,474
Ctrip.com International Ltd. ADR*	2,660	114,593
MGM Resorts International*	8,654	114,319
Wyndham Worldwide Corp.	3,339	112,357
International Game Technology	6,139	107,924
Hasbro, Inc.	2,412	105,959
Grupo Televisa S.A. ADR	4,052	99,679
Polaris Industries, Inc.	882	98,052
Imax Corp.*	3,010	97,614
Panera Bread Co. — Class A*	716	89,973
Penn National Gaming, Inc.*	2,112	85,198
Liberty Media Corp. — Starz*	1,102	82,915
Gannett Company, Inc.	5,628	80,593
Hyatt Hotels Corp. — Class A*	1,940	79,191
Washington Post Co. — Class B	189	79,182
Cinemark Holdings, Inc.	3,478	72,029
Bally Technologies, Inc.*	1,720	69,970
Live Nation Entertainment, Inc.*	5,968	68,453
Brinker International, Inc.	2,724	66,629
Cheesecake Factory, Inc.*	2,008	62,991
Life Time Fitness, Inc.*	1,487	59,346
Regal Entertainment Group — Class A	4,619	56,998
Valassis Communications, Inc.*	1,877	56,873
Brunswick Corp.	2,744	55,978
Vail Resorts, Inc.	1,206	55,741
Texas Roadhouse, Inc. — Class A	3,105	54,446
WMS Industries, Inc.*	1,764	54,190
DreamWorks Animation SKG, Inc. — Class A*	2,562	51,496
New York Times Co. — Class A*	5,846	50,977
Meredith Corp.	1,620	50,431
Madison Square Garden Co. — Class A*	1,815	49,967
Gaylord Entertainment Co.*	1,602	48,060
Cracker Barrel Old Country Store, Inc.	973	47,979
Jack in the Box, Inc.*	2,094	47,701
Orient-Express Hotels Ltd. — Class A*	4,433	47,655

Total Consumer Discretionary		9,096,405

INFORMATION TECHNOLOGY - 4.3%
Activision Blizzard, Inc.	14,981	174,978
Electronic Arts, Inc.*	5,750	135,700
Take-Two Interactive Software, Inc.*	3,302	50,454
RealD, Inc.*	2,110	49,353

Total Information Technology		410,485

Total Common Stocks
(Cost $5,673,683)		9,506,890

WARRANTS†† - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Krispy Kreme Doughnuts, Inc. $12.21, 03/02/12	311	249

Total Warrants (Cost $—)		249

60 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011

LEISURE FUND

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 1.0%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$92,627	$92,627

Total Repurchase Agreement (Cost $92,627)		92,627

Total Investments — 100.5% (Cost $5,766,310)		$9,599,766

Liabilities, Less Cash & Other Assets — (0.5)%		(46,790)

Total Net Assets — 100.0%		$9,552,976

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5. ADR — American Depositary Receipt

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 61

LEISURE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $5,673,683)	$9,507,139
Repurchase agreements, at value (cost 92,627)	92,627
Cash	286
Receivables:
Fund shares sold	247,701
Dividends	3,329

Total assets	9,851,082

Liabilities:
Payable for:
Fund shares redeemed	4,111
Securities purchased	272,476
Management fees	6,866
Transfer agent and administrative fees	2,019
Investor service fees	2,019
Portfolio accounting fees	808
Other	9,807

Total liabilities	298,106

Net assets	$9,552,976

Net assets consist of:
Paid in capital	$9,035,045
Accumulated net investment loss	(21,143)
Accumulated net realized loss on investments	(3,294,382)
Net unrealized appreciation on investments	3,833,456

Net assets	$9,552,976

Capital shares outstanding	161,326
Net asset value per share	$59.22

STATEMENT OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2011

Investment Income:
Dividends	$59,220

Total investment income	59,220

Expenses:
Management fees	39,370
Transfer agent and administrative fees	11,579
Investor service fees	11,579
Portfolio accounting fees	4,632
Trustees’ fees*	400
Professional fees	6,264
Miscellaneous	6,539

Total expenses	80,363

Net investment loss	(21,143)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	655,510

Net realized gain	655,510

Net change in unrealized appreciation (depreciation) on:
Investments	68,685

Net change in unrealized appreciation (depreciation)	68,685

Net realized and unrealized gain	724,195

Net increase in net assets resulting from operations	$703,052

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

62 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

LEISURE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(21,143)	$(40,585)
Net realized gain (loss) on investments	655,510	(1,009,911)
Net change in unrealized appreciation (depreciation) on investments	68,685	1,621,887

Net increase in net assets resulting from operations	703,052	571,391

Distributions to shareholders from:
Net investment income	—	(10,939)

Total distributions to shareholders	—	(10,939)

Capital share transactions:
Proceeds from sale of shares	13,812,801	69,465,152
Distributions reinvested	—	10,939
Cost of shares redeemed	(17,904,495)	(68,816,762)

Net increase (decrease) from capital share transactions	(4,091,694)	659,329

Net increase (decrease) in net assets	(3,388,642)	1,219,781
Net assets:
Beginning of period	12,941,618	11,721,837

End of period	$9,552,976	$12,941,618

Accumulated net investment loss at end of period	$(21,143)	$—

Capital share activity:
Shares sold	240,874	1,466,653
Shares issued from reinvestment of distributions	—	209
Shares redeemed	(318,084)	(1,509,693)

Net decrease in shares	(77,210)	(42,831)

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 63

LEISURE FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011 [a]	2010	2009	2008 [d]	2007 [d]	2006 [d]

Per Share Data
Net asset value, beginning of period	$54.25	$41.66	$30.47	$636.60	$785.70	$658.80

Income (loss) from investment operations:
Net investment income (loss)[b]	(.13)	(.14)	.06	(1.07)	(1.20)	(.60)
Net gain (loss) on investments (realized and unrealized)	5.10	12.78	11.13	(347.66)	(15.30)	155.10

Total from investment operations	4.97	12.64	11.19	(348.73)	(16.50)	154.50

Less distributions from:
Net investment income	—	(.05)	—	—	—	—
Net realized gains	—	—	—	(257.40)	(132.60)	(27.60)

Total distributions	—	(.05)	—	(257.40)	(132.60)	(27.60)

Net asset value, end of period	$59.22	$54.25	$41.66	30.47	$636.60	$785.70

Total Return[c]	9.16%	30.34%	36.72%	(49.09%)	(2.54%)	23.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,553	$12,942	$11,722	$1,601	$15,311	$37,699

Ratios to average net assets:
Net investment income (loss)	(0.46%)	(0.30%)	0.17%	(0.26%)	(0.14%)	(0.07%)
Total expenses	1.74%	1.65%	1.64%	1.61%	1.59%	1.60%

Portfolio turnover rate	117%	468%	316%	255%	171%	221%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Per share amounts for the period December 31, 2005 — December 7, 2008 have been restated to reflect a 1:30 reverse share split effective December 8, 2008.

64 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
PRECIOUS METALS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services (“Precious Metals Companies”).
Inception: May 29, 1997
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Freeport-McMoRan Copper & Gold, Inc. — Class B	11.8%
Newmont Mining Corp.	7.2%
Barrick Gold Corp.	6.3%
Goldcorp, Inc.	6.0%
Silver Wheaton Corp.	5.8%
Agnico-Eagle Mines Ltd.	4.3%
Kinross Gold Corp.	3.8%
Hecla Mining Co.	3.3%
Randgold Resources Ltd. ADR	3.2%
Yamana Gold, Inc.	3.0%

Top Ten Total	54.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX|SGI variable trust semi-annual report | 65

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

PRECIOUS METALS FUND

	Shares	Value

COMMON STOCKS† - 98.5%

MATERIALS - 98.5%
Freeport-McMoRan Copper & Gold, Inc. — Class B	168,049	$8,889,792
Newmont Mining Corp.	100,198	5,407,686
Barrick Gold Corp.	104,829	4,747,705
Goldcorp, Inc.	93,513	4,513,873
Silver Wheaton Corp.	132,910	4,386,030
Agnico-Eagle Mines Ltd.	51,738	3,266,220
Kinross Gold Corp.	181,934	2,874,557
Hecla Mining Co.*	326,738	2,512,615
Randgold Resources Ltd. ADR	29,002	2,437,618
Yamana Gold, Inc.	196,855	2,289,424
AngloGold Ashanti Ltd. ADR	53,724	2,261,243
Stillwater Mining Co.*	99,711	2,194,639
Eldorado Gold Corp.	132,222	1,948,952
Titanium Metals Corp.	104,602	1,916,309
Southern Copper Corp.	57,953	1,904,915
IAMGOLD Corp.	95,561	1,792,724
Pan American Silver Corp.	57,714	1,782,786
Coeur d’Alene Mines Corp.*	69,123	1,676,924
Gold Fields Ltd. ADR	113,869	1,661,349
Cia de Minas Buenaventura S.A. ADR	43,715	1,660,296
Novagold Resources, Inc.*	172,714	1,588,969
Royal Gold, Inc.	25,651	1,502,379
Silver Standard Resources, Inc.*	52,514	1,401,599
Harmony Gold Mining Company Ltd. ADR	101,819	1,346,047
New Gold, Inc.*	128,680	1,324,117
Allied Nevada Gold Corp.*	35,673	1,261,754
AuRico Gold, Inc.*	99,019	1,088,219
Silvercorp Metals, Inc.	108,098	1,013,959
US Gold Corp.*	126,582	763,290
Rare Element Resources Ltd.*	56,045	621,539
Seabridge Gold, Inc.*	19,883	560,899
Jaguar Mining, Inc.*	101,130	483,401
North American Palladium Ltd.*	101,979	418,114
Northgate Minerals Corp.*	160,617	417,604
Golden Star Resources Ltd.*	141,956	312,303

Total Materials		74,229,850

Total Common Stocks (Cost $31,045,714)		74,229,850

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 0.3%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$234,904	$234,904

Total Repurchase Agreement (Cost $234,904)		234,904

Total Investments — 98.8% (Cost $31,280,618)		$74,464,754

Other Assets Less Liabilities — 1.2%		867,447

Total Net Assets — 100.0%		$75,332,201

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5. ADR — American Depositary Receipt

66 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

PRECIOUS METALS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $31,045,714)	$74,229,850
Repurchase agreements, at value (cost 234,904)	234,904
Receivables:
Securities sold	1,158,716
Fund shares sold	163,652
Dividends	23,077
Interest	36

Total assets	75,810,235

Liabilities:
Payable for:
Fund shares redeemed	283,961
Management fees	46,715
Transfer agent and administrative fees	15,571
Investor service fees	15,571
Portfolio accounting fees	6,229
Other	109,987

Total liabilities	478,034

Net assets	$75,332,201

Net assets consist of:
Paid in capital	$42,482,415
Accumulated net investment loss	(714,877)
Accumulated net realized loss on investments	(9,619,509)
Net unrealized appreciation on investments	43,184,172

Net assets	$75,332,201

Capital shares outstanding	4,508,950
Net asset value per share	$16.71

STATEMENT OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $21,351)	$511,864
Interest	163

Total investment income	512,027

Expenses:
Management fees	364,351
Transfer agent and administrative fees	121,450
Investor service fees	121,450
Portfolio accounting fees	48,580
Trustees’ fees*	4,429
Professional fees	60,595
Miscellaneous	75,197

Total expenses	796,052

Net investment loss	(284,025)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,542,975
Foreign currency	78

Net realized gain	5,543,053

Net change in unrealized appreciation (depreciation) on:
Investments	(19,096,565)
Foreign currency	28

Net change in unrealized appreciation (depreciation)	(19,096,537)

Net realized and unrealized loss	(13,553,484)

Net decrease in net assets resulting from operations	$(13,837,509)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 67

PRECIOUS METALS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(284,025)	$(552,838)
Net realized gain on investments	5,543,053	5,270,919
Net change in unrealized appreciation (depreciation) on investments	(19,096,537)	22,955,321

Net increase (decrease) in net assets resulting from operations	(13,837,509)	27,673,402

Distributions to shareholders from:
Net investment income	—	(4,015)

Total distributions to shareholders	—	(4,015)

Capital share transactions:
Proceeds from sale of shares	94,450,122	240,075,819
Distributions reinvested	—	4,015
Cost of shares redeemed	(122,779,189)	(236,527,238)
Net increase (decrease) from capital share transactions	(28,329,067)	3,552,596
Net increase (decrease) in net assets	(42,166,576)	31,221,983
Net assets:
Beginning of period	117,498,777	86,276,794

End of period	$75,332,201	$117,498,777

Accumulated net investment loss at end of period	$(714,877)	$(430,852)

Capital share activity:
Shares sold	5,316,659	15,772,167
Shares issued from reinvestment of distributions	—	228
Shares redeemed	(6,979,339)	(15,859,244)

Net decrease in shares	(1,662,680)	(86,849)

68 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

PRECIOUS METALS FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$19.04	$13.79	9.24	$15.04	$12.58	$10.36

Income (loss) from investment operations:
Net investment loss[b]	(.05)	(.10)	(.13)	(.09)	(.10)	(.03)
Net gain (loss) on investments (realized and unrealized)	(2.28)	5.35	4.68	(5.71)	2.56	2.25

Total from investment operations	(2.33)	5.25	4.55	(5.80)	2.46	2.22

Less distributions from:
Net investment income	—	(—)[d]	—	—	—	—

Total distributions	—	(—)[d]	—	—	—	—

Net asset value, end of period	$16.71	$19.04	$13.79	$9.24	$15.04	$12.58

Total Return[c]	(12.24%)	38.08%	49.24%	(38.56%)	19.55%	21.43%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$75,332	$117,499	$86,277	$61,025	$91,613	$62,910

Ratios to average net assets:
Net investment loss	(0.58%)	(0.66%)	(1.14%)	(0.66%)	(0.71%)	(0.26%)
Total expenses	1.64%	1.56%	1.55%	1.50%	1.45%	1.49%

Portfolio turnover rate	80%	234%	253%	228%	268%	228%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Less than $0.01 per share.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 69

FUND PROFILE (Unaudited)	June 30, 2011
RETAILING FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).
Inception: July 23, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Wal-Mart Stores, Inc.	6.4%
Amazon.com, Inc.	5.0%
Home Depot, Inc.	3.6%
CVS Caremark Corp.	3.5%
Costco Wholesale Corp.	3.0%
Walgreen Co.	2.9%
Target Corp.	2.5%
Priceline.com, Inc.	2.5%
Lowe’s Companies, Inc.	2.4%
TJX Companies, Inc.	2.2%

Top Ten Total	34.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
70 | the RYDEX|SGI variable trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

RETAILING FUND

	Shares	Value

COMMON STOCKS † - 99.4%

CONSUMER DISCRETIONARY - 82.8%
Amazon.com, Inc.*	1,782	$364,401
Home Depot, Inc.	7,202	260,856
Target Corp.	3,939	184,778
Priceline.com, Inc.*	351	179,687
Lowe’s Companies, Inc.	7,643	178,158
TJX Companies, Inc.	2,998	157,485
Bed Bath & Beyond, Inc.*	2,471	144,232
Limited Brands, Inc.	3,434	132,037
Macy’s, Inc.	4,510	131,872
Netflix, Inc.*	494	129,769
Tiffany & Co.	1,634	128,302
AutoZone, Inc.*	428	126,196
Kohl’s Corp.	2,482	124,125
Best Buy Company, Inc.	3,740	117,473
Dollar General Corp.*	3,422	115,972
Nordstrom, Inc.	2,451	115,050
Liberty Media Corporation - Interactive*	6,628	111,152
Ross Stores, Inc.	1,369	109,684
O’Reilly Automotive, Inc.*	1,666	109,140
Expedia, Inc.	3,695	107,118
Dollar Tree, Inc.*	1,572	104,727
Staples, Inc.	6,435	101,673
Genuine Parts Co.	1,851	100,694
The Gap, Inc.	5,444	98,536
JC Penney Company, Inc.	2,709	93,569
CarMax, Inc.*	2,764	91,405
Abercrombie & Fitch Co. — Class A	1,359	90,944
Sears Holdings Corp.*	1,242	88,728
Family Dollar Stores, Inc.	1,628	85,568
Tractor Supply Co.	1,233	82,463
PetSmart, Inc.	1,788	81,122
AutoNation, Inc.*	2,215	81,091
Guess?, Inc.	1,750	73,605
Ulta Salon Cosmetics & Fragrance, Inc.*	1,128	72,846
GameStop Corp. — Class A*	2,710	72,276
Signet Jewelers Ltd.*	1,536	71,900
Foot Locker, Inc.	3,014	71,613
Dick’s Sporting Goods, Inc.*	1,847	71,017
LKQ Corp.*	2,698	70,391
Advance Auto Parts, Inc.	1,167	68,258
Dillard’s, Inc. — Class A	1,304	67,991
Urban Outfitters, Inc.*	2,384	67,110
Sally Beauty Holdings, Inc.*	3,806	65,083
Williams-Sonoma, Inc.	1,662	60,646
Ascena Retail Group, Inc.*	1,673	56,966
Chico’s FAS, Inc.	3,660	55,742
DSW, Inc. — Class A*	1,101	55,722
Penske Automotive Group, Inc.	2,373	53,962
Aaron’s, Inc.	1,879	53,101
Buckle, Inc.	1,204	51,411
Men’s Wearhouse, Inc.	1,505	50,718
Shutterfly, Inc.*	858	49,266
Cabela’s, Inc.*	1,811	49,169
American Eagle Outfitters, Inc.	3,778	48,169
HSN, Inc.*	1,433	47,174
Big Lots, Inc.*	1,404	46,543
Saks, Inc.*	4,009	44,781
Rent-A-Center, Inc. — Class A	1,465	44,770
Pier 1 Imports, Inc.*	3,714	42,971
Jos A. Bank Clothiers, Inc.*	818	40,908
RadioShack Corp.	2,958	39,371
ANN, Inc.*	1,442	37,636
99 Cents Only Stores*	1,827	36,978
Aeropostale, Inc.*	2,065	36,138
Childrens Place Retail Stores, Inc.*	771	34,302
Group 1 Automotive, Inc.	817	33,644
Collective Brands, Inc.*	1,846	27,118
OfficeMax, Inc.*	2,737	21,485

Total Consumer Discretionary		6,018,788

CONSUMER STAPLES - 16.6%
Wal-Mart Stores, Inc.	8,779	466,516
CVS Caremark Corp.	6,807	255,807
Costco Wholesale Corp.	2,648	215,124
Walgreen Co.	4,994	212,045
BJ’s Wholesale Club, Inc.*	1,118	56,291

Total Consumer Staples		1,205,783

Total Common Stocks (Cost $4,490,345)		7,224,571

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.7%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$52,371	52,371

Total Repurchase Agreement (Cost $52,371)		52,371

Total Investments — 100.1% (Cost $4,542,716)		$7,276,942

Liabilities,
Less Other Assets — (0.1)%		(5,721)

Total Net Assets — 100.0%		$7,271,221

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 71

RETAILING FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $4,490,345)	$7,224,571
Repurchase agreements, at value (cost 52,371)	52,371
Receivables:
Securities sold	99,730
Fund shares sold	1,059,192
Dividends	6,647

Total assets	8,442,511

Liabilities:
Payable for:
Fund shares redeemed	185,212
Securities purchased	965,071
Management fees	4,811
Transfer agent and administrative fees	1,415
Investor service fees	1,415
Portfolio accounting fees	566
Other	12,800

Total liabilities	1,171,290

Net assets	$7,271,221

Net assets consist of:
Paid in capital	$6,175,205
Accumulated net investment loss	(15,933)
Accumulated net realized loss
on investments	(1,622,277)
Net unrealized appreciation
on investments	2,734,226

Net assets	$7,271,221

Capital shares outstanding	502,991
Net asset value per share	$14.46

STATEMENT OF OPERATIONS (Unaudited) For the Period Ended June 30, 2011

INVESTMENT INCOME:
Dividends	$41,863
Interest	10

Total investment income	41,873

EXPENSES:
Management fees	28,311
Transfer agent and administrative fees	8,327
Investor service fees	8,327
Portfolio accounting fees	3,331
Trustees’ fees*	278
Professional fees	4,608
Miscellaneous	4,624

Total expenses	57,806

Net investment loss	(15,933)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	581,949

Net realized gain	581,949

Net change in unrealized appreciation (depreciation) on:
Investments	(451,582)

Net change in unrealized appreciation (depreciation)	(451,582)

Net realized and unrealized gain	130,367

Net increase in net assets resulting from operations	$114,434

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

72 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

RETAILING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(15,933)	$(29,541)
Net realized gain on investments	581,949	2,072,295
Net change in unrealized appreciation (depreciation) on investments	(451,582)	(1,447,985)

Net increase in net assets resulting from operations	114,434	594,769

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	25,385,870	82,623,625
Cost of shares redeemed	(27,706,006)	(89,229,867)

Net decrease from capital share transactions	(2,320,136)	(6,606,242)

Net decrease in net assets	(2,205,702)	(6,011,473)
Net assets:
Beginning of period	9,476,923	15,488,396

End of period	$7,271,221	$9,476,923

Accumulated net investment loss at end of period	$(15,933)	$—

Capital share activity:
Shares sold	1,811,496	6,993,103
Shares redeemed	(2,005,855)	(7,722,176)

Net decrease in shares	(194,359)	(729,073)

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 73

RETAILING FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$13.59	$10.86	$7.53	$11.27	$29.78	$27.85

Income (loss) from investment operations:
Net investment loss[b]	(.03)	(.03)	(.02)	(.02)	(.24)	(.11)
Net gain (loss) on investments (realized and unrealized)	.90	2.76	3.35	(3.70)	(2.95)	2.92

Total from investment operations	.87	2.73	3.33	(3.72)	(3.19)	2.81

Less distributions from:
Net realized gains	—	—	—	(.02)	(15.32)	(.88)

Total distributions	—	—	—	(.02)	(15.32)	(.88)

Net asset value, end of period	$14.46	$13.59	$10.86	$7.53	$11.27	$29.78

Total Return[c]	6.40%	25.14%	44.22%	(32.95%)	(12.60%)	10.08%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,271	$9,477	$15,488	$13,621	$4,651	$28,306

Ratios to average net assets:
Net investment loss	(0.48%)	(0.24%)	(0.19%)	(0.17%)	(0.81%)	(0.37%)
Total expenses	1.74%	1.65%	1.65%	1.62%	1.60%	1.59%

Portfolio turnover rate	301%	616%	470%	460%	182%	227%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

74 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
TECHNOLOGY FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies (“Technology Companies”).
Inception: May 2, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
Ten Largest Holdings
(% of Total Net Assets)

Apple, Inc.	4.0%
International Business Machines Corp.	3.5%
Microsoft Corp.	3.4%
Oracle Corp.	3.1%
Google, Inc. — Class A	2.8%
Intel Corp.	2.7%
Qualcomm, Inc.	2.3%
Cisco Systems, Inc.	2.1%
Visa, Inc. — Class A	1.9%
Hewlett-Packard Co.	1.9%

Top Ten Total	27.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX|SGI variable trust semi-annual report | 75

SCHEDULE OF INVESTMENTS(Unaudited)	June 30, 2011

TECHNOLOGY FUND

	Shares	Value
COMMON STOCKS † - 99.5%

INFORMATION TECHNOLOGY - 98.9%
Apple, Inc.*	1,484	$498,134
International Business Machines Corp.	2,534	434,708
Microsoft Corp.	16,384	425,984
Oracle Corp.	11,528	379,386
Google, Inc. — Class A*	678	343,326
Intel Corp.	14,913	330,472
Qualcomm, Inc.	5,013	284,688
Cisco Systems, Inc.	16,263	253,865
Visa, Inc. — Class A	2,789	235,001
Hewlett-Packard Co.	6,366	231,722
EMC Corp.*	7,977	219,766
VMware, Inc. — Class A*	2,098	210,283
Accenture plc — Class A	3,427	207,059
Baidu, Inc. ADR*	1,467	205,571
Mastercard, Inc. — Class A	649	195,570
eBay, Inc.*	5,860	189,102
Dell, Inc.*	10,613	176,919
Texas Instruments, Inc.	5,327	174,885
Infosys Ltd. ADR	2,650	172,859
Automatic Data Processing, Inc.	2,845	149,875
Corning, Inc.	7,748	140,626
Salesforce.com, Inc.*	910	135,572
Sina Corp.*	1,277	132,936
Cognizant Technology Solutions Corp. — Class A*	1,792	131,425
NetApp, Inc.*	2,464	130,050
Yahoo!, Inc.*	8,251	124,095
Taiwan Semiconductor Manufacturing Company Ltd. ADR	9,814	123,755
TE Connectivity Ltd.	3,310	121,676
Citrix Systems, Inc.*	1,492	119,360
Telefonaktiebolaget LM Ericsson ADR	8,298	119,325
Symantec Corp.*	6,005	118,419
Intuit, Inc.*	2,232	115,752
MercadoLibre, Inc.	1,457	115,598
ARM Holdings plc ADR	4,037	114,772
Motorola Solutions, Inc.*	2,492	114,732
Altera Corp.	2,465	114,253
Adobe Systems, Inc.*	3,626	114,038
Activision Blizzard, Inc.	9,560	111,661
Broadcom Corp. — Class A	3,280	110,339
Applied Materials, Inc.	8,330	108,373
Xerox Corp.	10,395	108,212
SAP AG ADR	1,767	107,169
Check Point Software Technologies Ltd.*	1,854	105,400
Juniper Networks, Inc.*	3,229	101,714
Western Union Co.	4,990	99,950
Teradata Corp.*	1,630	98,126
Analog Devices, Inc.	2,505	98,046
Avago Technologies Ltd.	2,560	97,280
CA, Inc.	4,183	95,540
BMC Software, Inc.*	1,736	94,959
Paychex, Inc.	3,061	94,034
ASML Holding N.V. — ADR	2,507	92,659
Xilinx, Inc.	2,524	92,050
Sohu.com, Inc.*	1,264	91,349
Nokia Oyj ADR	14,168	90,959
Red Hat, Inc.*	1,974	90,607
Fiserv, Inc.*	1,389	86,993
SanDisk Corp.*	2,096	86,984
Electronic Arts, Inc.*	3,677	86,777
Amphenol Corp. — Class A	1,598	86,276
Fidelity National Information Services, Inc.	2,801	86,243
F5 Networks, Inc.*	780	85,995
Marvell Technology Group Ltd.*	5,792	85,519
Western Digital Corp.*	2,347	85,384
Seagate Technology plc	5,180	83,709
Autodesk, Inc.*	2,147	82,874
NVIDIA Corp.*	5,115	81,508
Atmel Corp.*	5,756	80,987
Maxim Integrated Products, Inc.	3,160	80,770
Trina Solar Ltd. ADR*	3,596	80,622
Nuance Communications, Inc.*	3,671	78,816
Linear Technology Corp.	2,369	78,224
Microchip Technology, Inc.	2,024	76,730
Research In Motion Ltd.*	2,602	75,068
Amdocs Ltd.*	2,361	71,751
Rovi Corp.*	1,228	70,438
SAIC, Inc.*	4,169	70,123
Riverbed Technology, Inc.*	1,770	70,074
KLA-Tencor Corp.	1,705	69,018
Harris Corp.	1,472	66,328
Motorola Mobility Holdings, Inc.*	3,007	66,274
FLIR Systems, Inc.	1,950	65,735
VeriSign, Inc.	1,959	65,548
Equinix, Inc.*	644	65,057
Micron Technology, Inc.*	8,501	63,587
Avnet, Inc.*	1,956	62,357
Akamai Technologies, Inc.*	1,970	61,996
Computer Sciences Corp.	1,614	61,267
Lam Research Corp.*	1,380	61,106
Flextronics International Ltd.*	9,159	58,801
Dolby Laboratories, Inc. — Class A*	1,380	58,595
LDK Solar Company Ltd. ADR*	7,910	58,059
Trimble Navigation Ltd.*	1,447	57,359
Advanced Micro Devices, Inc.*	8,065	56,374
Skyworks Solutions, Inc.*	2,227	51,176
JDS Uniphase Corp.*	3,050	50,813
Cree, Inc.*	1,285	43,163

Total Information Technology		12,208,464

INDUSTRIALS - 0.6%
First Solar, Inc.*	620	82,007

Total Common Stocks (Cost $6,823,378)		12,290,471

76 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS(Unaudited) (concluded)	June 30, 2011

TECHNOLOGY FUND

	Face
	Amount	Value

REPURCHASE AGREEMENT††,1 - 0.8%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$98,592	$98,592

Total Repurchase Agreement (Cost $98,592)		98,592

Total Investments — 100.3% (Cost $6,921,970)		$12,389,063

Liabilities & Other Assets — (0.3)%		(42,441)

Total Net Assets — 100.0%		$12,346,622

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5. ADR — American Depositary Receipt plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 77

TECHNOLOGY FUND
STATEMENT OF ASSETS ANDLIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $6,823,378)	$12,290,471
Repurchase agreements, at value (cost 98,592)	98,592
Receivables:
Fund shares sold	249,527
Dividends	6,720
Foreign taxes reclaim	1,700

Total assets	12,647,010

Liabilities:
Payable for:
Fund shares redeemed	92,566
Securities purchased	172,751
Management fees	8,168
Transfer agent and administrative fees	2,402
Investor service fees	2,402
Portfolio accounting fees	961
Other	21,138

Total liabilities	300,388

Net assets	$12,346,622

Net assets consist of:
Paid in capital	$8,482,625
Accumulated net investment loss	(63,191)
Accumulated net realized loss on investments	(1,539,905)
Net unrealized appreciation on investments	5,467,093

Net assets	$12,346,622

Capital shares outstanding	985,237
Net asset value per share	$12.53

STATEMENT OF OPERATIONS (Unaudited) For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $899)	$101,390
Interest	34

Total investment income	101,424

Expenses:
Management fees	80,385
Transfer agent and administrative fees	23,643
Investor service fees	23,643
Portfolio accounting fees	9,457
Trustees’ fees*	847
Professional fees	12,932
Miscellaneous	13,708

Total expenses	164,615

Net investment loss	(63,191)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,721,075

Net realized gain	2,721,075

Net change in unrealized appreciation (depreciation) on:
Investments	(1,982,779)

Net change in unrealized appreciation (depreciation)	(1,982,779)

Net realized and unrealized gain	738,296

Net increase in net assets resulting from operations	$675,105

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

78 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(63,191)	$(175,615)
Net realized gain on investments	2,721,075	3,361,174
Net change in unrealized appreciation (depreciation) on investments	(1,982,779)	(2,800,102)

Net increase in net assets resulting from operations	675,105	385,457

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	36,306,515	95,797,480
Cost of shares redeemed	(46,102,817)	(114,681,744)

Net decrease from capital share transactions	(9,796,302)	(18,884,264)

Net decrease in net assets	(9,121,197)	(18,498,807)
Net assets:
Beginning of period	21,467,819	39,966,626

End of period	$12,346,622	$21,467,819

Accumulated net investment loss at end of period	$(63,191)	$—

Capital share activity:
Shares sold	2,832,156	8,653,254
Shares redeemed	(3,593,089)	(10,550,362)

Net decrease in shares	(760,933)	(1,897,108)

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 79

TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$12.29	$10.97	$7.05	$16.27	$14.74	$13.92

Income (loss) from investment operations:
Net investment loss[b]	(.04)	(.08)	(.06)	(.08)	(.15)	(.16)
Net gain (loss) on investments (realized and unrealized)	.28	1.40	3.98	(7.39)	1.68	.98

Total from investment operations	.24	1.32	3.92	(7.47)	1.53	.82

Less distributions from:
Net realized gains	—	—	—	(1.75)	—	—
Total distributions	—	—	—	(1.75)	—	—

Net asset value, end of period	$12.53	$12.29	$10.97	$7.05	$16.27	$14.74

Total Return[c]	1.95%	12.03%	55.60%	(45.41%)	10.38%	5.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,347	$21,468	$39,967	$7,238	$33,123	$23,215

Ratios to average net assets:
Net investment loss	(0.67%)	(0.74%)	(0.68%)	(0.63%)	(0.91%)	(1.09%)
Total expenses	1.74%	1.65%	1.65%	1.60%	1.56%	1.59%

Portfolio turnover rate	148%	357%	252%	277%	584%	403%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment loss per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

80 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
TELECOMMUNICATIONS FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment (“Telecommunications Companies”).
Inception: July 27, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

AT&T, Inc.	8.5%
Vodafone Group plc ADR	6.8%
Verizon Communications, Inc.	6.2%
Qualcomm, Inc.	5.9%
Cisco Systems, Inc.	5.3%
CenturyLink, Inc.	4.0%
American Tower Corp. — Class A	2.7%
Motorola Solutions, Inc.	2.4%
Sprint Nextel Corp.	2.3%
Juniper Networks, Inc.	2.1%

Top Ten Total	46.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX|SGI variable trust semi-annual report | 81

SCHEDULE OF INVESTMENTS(Unaudited)	June 30, 2011

TELECOMMUNICATIONS FUND

	SHARES	VALUE
COMMON STOCKS † - 99.8%

TELECOMMUNICATION SERVICES - 54.9%
AT&T, Inc.	11,329	$355,844
Vodafone Group plc ADR	10,694	285,744
Verizon Communications, Inc.	6,944	258,525
CenturyLink, Inc.	4,120	166,572
American Tower Corp. — Class A*	2,140	111,922
Sprint Nextel Corp.*	18,035	97,209
Crown Castle International Corp.*	2,058	83,946
NII Holdings, Inc.*	1,611	68,274
Frontier Communications Corp.	8,442	68,127
MetroPCS Communications, Inc.*	3,750	64,537
Windstream Corp.	4,817	62,428
America Movil SAB de CV ADR	1,151	62,016
China Mobile Ltd. ADR	1,086	50,803
SBA Communications Corp.		—
Class A*	1,284	49,036
Telecomunicacoes de Sao Paulo S.A. ADR	1,635	48,559
China Unicom Hong Kong Ltd. ADR	2,270	46,013
tw telecom, Inc. — Class A*	2,172	44,591
Mobile Telesystems OJSC ADR	2,112	40,170
Chunghwa Telecom Company Ltd. ADR	1,088	37,590
Telefonica S.A. ADR	1,497	36,662
KT Corp. ADR	1,849	35,945
BCE, Inc.	898	35,282
SK Telecom Company Ltd. ADR	1,872	35,006
Telephone & Data Systems, Inc.	1,107	34,406
Clearwire Corp. — Class A*	8,840	33,415
Leap Wireless International, Inc.*	1,991	32,314
VimpelCom Ltd. ADR	2,498	31,874
Tele Norte Leste Participacoes S.A. ADR	1,768	27,475

Total Telecommunication Services		2,304,285

INFORMATION TECHNOLOGY - 44.9%
Qualcomm, Inc.	4,365	247,888
Cisco Systems, Inc.	14,166	221,131
Motorola Solutions, Inc.*	2,173	100,045
Juniper Networks, Inc.*	2,810	88,515
F5 Networks, Inc.*	686	75,632
Research In Motion Ltd.*	2,270	65,490
Polycom, Inc.*	1,005	64,622
Riverbed Technology, Inc.*	1,543	61,087
Motorola Mobility Holdings, Inc.*	2,622	57,789
Harris Corp.	1,282	57,767
Alcatel-Lucent ADR*	9,815	56,633
Nokia Oyj ADR	8,684	55,751
Acme Packet, Inc.*	751	52,668
Telefonaktiebolaget LM Ericsson ADR	3,257	46,836
Brocade Communications
Systems, Inc.*	7,114	45,956
JDS Uniphase Corp.*	2,655	44,232
Aruba Networks, Inc.*	1,371	40,513
Netgear, Inc.*	842	36,812
Viasat, Inc.*	824	35,655
ADTRAN, Inc.	914	35,381
Plantronics, Inc.	925	33,790
InterDigital, Inc.	810	33,089
Tellabs, Inc.	6,577	30,320
Arris Group, Inc.*	2,507	29,106
RADWARE Ltd.*	823	28,673
Finisar Corp.*	1,558	28,091
Ciena Corp.*	1,475	27,111
DG FastChannel, Inc.*	760	24,358
Comtech Telecommunications Corp.	786	22,039
Tekelec*	2,411	22,012
Blue Coat Systems, Inc.*	983	21,488
Harmonic, Inc.*	2,945	21,292
Ixia*	1,657	21,210
Infinera Corp.*	2,930	20,246
Emulex Corp.*	2,308	19,849
Oclaro, Inc.*	1,739	11,686

Total Information Technology		1,884,763

Total Common Stocks (Cost $3,188,833)		4,189,048

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 0.7%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$28,145	28,145

Total Repurchase Agreement (Cost $28,145)		28,145

Total Investments — 100.5% (Cost $3,216,978)		$4,217,193

Liabilities & Other Assets — (0.5)%		(19,349)

Total Net Assets — 100.0%		$4,197,844

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5. ADR — American Depository Receipt plc — Public Limited Company

82 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

TELECOMMUNICATIONS FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $3,188,833)	$4,189,048
Repurchase agreements, at value (cost 28,145)	28,145
Receivables:
Fund shares sold	4,112
Dividends	16,701
Foreign taxes reclaim	771

Total assets	4,238,777

Liabilities:
Payable for:
Fund shares redeemed	27,153
Management fees	2,943
Transfer agent and administrative fees	865
Investor service fees	865
Portfolio accounting fees	346
Other	8,761

Total liabilities	40,933

Net assets	$4,197,844

Net assets consist of:
Paid in capital	$5,496,696
Undistributed net investment income	82,664
Accumulated net realized loss on investments	(2,381,731)
Net unrealized appreciation
on investments	1,000,215

Net assets	$4,197,844

Capital shares outstanding	392,170
Net asset value per share	$10.70

STATEMENT OF OPERATIONS (Unaudited) For the Period Ended June 30, 2011

Investment income:
Dividends (net of foreign withholding tax of $1,949)	$84,153
Interest	7

Total investment income	84,160

Expenses:

Management fees	22,378
Transfer agent and administrative fees	6,582
Investor service fees	6,582
Portfolio accounting fees	2,633
Trustees’ fees*	258
Professional fees	3,638
Miscellaneous	3,755

Total expenses	45,826

Net investment income	38,334

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	702,958

Net realized gain	702,958

Net change in unrealized appreciation (depreciation) on:
Investments	(838,123)

Net change in unrealized appreciation (depreciation)	(838,123)

Net realized and unrealized loss	(135,165)

Net decrease in net assets resulting from operations	$(96,831)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 83

TELECOMMUNICATIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$38,334	$44,331
Net realized gain on investments	702,958	438,730
Net change in unrealized appreciation (depreciation) on investments	(838,123)	534,651

Net increase (decrease) in net assets resulting from operations	(96,831)	1,017,712

Distributions to shareholders from:
Net investment income	—	(124,808)

Total distributions to shareholders	—	(124,808)

Capital share transactions:
Proceeds from sale of shares	36,377,204	90,677,324
Distributions reinvested	—	124,808
Cost of shares redeemed	(40,159,327)	(89,366,201)

Net increase (decrease) from capital share transactions	(3,782,123)	1,435,931

Net increase (decrease) in net assets	(3,878,954)	2,328,835
Net assets:
Beginning of period	8,076,798	5,747,963

End of period	$4,197,844	$8,076,798

Undistributed net investment income at end of period	$82,664	$44,330

Capital share activity:
Shares sold	3,274,958	9,055,491
Shares issued from reinvestment of distributions	—	11,853
Shares redeemed	(3,614,199)	(8,922,688)

Net increase (decrease) in shares	(339,241)	144,656

84 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

TELECOMMUNICATIONS FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$11.04	$9.80	$7.94	$23.89	$21.91	$18.81

Income (loss) from investment operations:
Net investment income[b]	.08	.06	.18	.24	.05	.15
Net gain (loss) on investments (realized and unrealized)	(.42)	1.35	2.08	(11.49)	1.97	3.52

Total from investment operations	(.34)	1.41	2.26	(11.25)	2.02	3.67

Less distributions from:
Net investment income	—	(.17)	(.40)	(.05)	(.04)	(.29)
Net realized gains	—	—	—	(4.65)	—	(.28)

Total distributions	—	(.17)	(.40)	(4.70)	(.04)	(.57)

Net asset value, end of period	$10.70	$11.04	$9.80	$7.94	$23.89	$21.91

Total Return[c]	(3.08%)	14.51%	28.68%	(45.34%)	9.23%	19.51%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,198	$8,077	$5,748	$8,754	$31,781	$33,337

Ratios to average net assets:
Net investment income	1.46%	0.66%	2.03%	1.34%	0.20%	0.72%
Total expenses	1.74%	1.67%	1.66%	1.61%	1.58%	1.59%

Portfolio turnover rate	562%	1,276%	694%	341%	295%	264%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 85

FUND PROFILE (Unaudited)
June 30, 2011
TRANSPORTATION FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment (“Transportation Companies”).
Inception: June 11, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

United Parcel Service, Inc. — Class B	10.1%
Union Pacific Corp.	8.8%
FedEx Corp.	6.7%
Norfolk Southern Corp.	6.4%
CSX Corp.	6.4%
CH Robinson Worldwide, Inc.	4.4%
Expeditors International of
Washington, Inc.	4.1%
Southwest Airlines Co.	4.0%
United Continental Holdings, Inc.	3.4%
Delta Air Lines, Inc.	3.3%

Top Ten Total	57.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
86 | the RYDEX|SGI variable trust semi-annual report

SCHEDULE OF INVESTMENTS(Unaudited)	June 30, 2011

TRANSPORTATION FUND

	Shares	Value
COMMON STOCKS † - 99.5%

INDUSTRIALS - 99.5%
United Parcel Service, Inc. — Class B	14,844	$1,082,573
Union Pacific Corp.	9,063	946,177
FedEx Corp.	7,591	720,006
Norfolk Southern Corp.	9,130	684,111
CSX Corp.	26,076	683,713
CH Robinson Worldwide, Inc.	6,053	477,218
Expeditors International of Washington, Inc.	8,508	435,525
Southwest Airlines Co.	37,742	431,014
United Continental Holdings, Inc.*	16,125	364,909
Delta Air Lines, Inc.*	38,624	354,182
Kansas City Southern*	5,641	334,681
Hertz Global Holdings, Inc.*	20,731	329,208
J.B. Hunt Transport Services, Inc.	6,675	314,326
Ryder System, Inc.	4,137	235,188
Alaska Air Group, Inc.*	3,216	220,167
Kirby Corp.*	3,664	207,639
Dollar Thrifty Automotive Group, Inc.*	2,811	207,283
Landstar System, Inc.	4,175	194,054
Old Dominion Freight Line, Inc.*	5,030	187,619
Con-way, Inc.	4,786	185,745
JetBlue Airways Corp.*	29,143	177,772
Avis Budget Group, Inc.*	10,183	174,027
Werner Enterprises, Inc.	6,748	169,037
Genesee & Wyoming, Inc. — Class A*	2,865	168,004
Alexander & Baldwin, Inc.	3,450	166,152
US Airways Group, Inc.*	18,027	160,621
AMR Corp.*	29,492	159,257
Atlas Air Worldwide Holdings, Inc.*	2,599	154,666
Knight Transportation, Inc.	8,312	141,221
Allegiant Travel Co. — Class A*	2,701	133,699
Copa Holdings S.A. — Class A	1,954	130,410
Heartland Express, Inc.	5,991	99,211
HUB Group, Inc. — Class A*	2,077	78,220
UTI Worldwide, Inc.	3,810	75,019
Arkansas Best Corp.	3,160	74,987
Genco Shipping & Trading Ltd.*	7,406	55,693

Total Industrials		10,713,334

Total Common Stocks (Cost $7,651,920)		10,713,334

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 0.6%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$62,474	$62,474

Total Repurchase Agreement (Cost $62,474)		62,474

Total Investments — 100.1% (Cost $7,714,394)		$10,775,808

Liabilities & Other Assets — (0.1)%		(12,438)

Total Net Assets — 100.0%		$10,763,370

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 87

TRANSPORTATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $7,651,920)	$10,713,334
Repurchase agreements, at value (cost 62,474)	62,474
Receivables:
Fund shares sold	1,123
Dividends	5,972

Total assets	10,782,903

Liabilities:
Payable for:
Fund shares redeemed	511
Management fees	5,255
Transfer agent and administrative fees	1,546
Investor service fees	1,546
Portfolio accounting fees	618
Other	10,057

Total liabilities	19,533

Net assets	$10,763,370

Net assets consist of:
Paid in capital	$18,785,270
Accumulated net investment loss	(29,766)
Accumulated net realized loss on investments	(11,053,548)
Net unrealized appreciation on investments	3,061,414

Net assets	$10,763,370

Capital shares outstanding	660,635
Net asset value per share	$16.29

STATEMENT OF OPERATIONS (Unaudited) For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $117)	$45,297
Interest	19

Total investment income	45,316

Expenses:
Management fees	36,724
Transfer agent and administrative fees	10,801
Investor service fees	10,801
Portfolio accounting fees	4,321
Trustees’ fees*	419
Professional fees	6,710
Miscellaneous	5,306

Total expenses	75,082

Net investment loss	(29,766)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,029,949

Net realized gain	1,029,949

Net change in unrealized appreciation (depreciation) on:
Investments	(699,267)

Net change in unrealized appreciation (depreciation)	(699,267)

Net realized and unrealized gain	330,682

Net increase in net assets resulting from operations	$300,916

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

88 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

TRANSPORTATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(29,766)	$(38,829)
Net realized gain (loss) on investments	1,029,949	(2,130,692)
Net change in unrealized appreciation (depreciation) on investments	(699,267)	2,028,821

Net increase (decrease) in net assets resulting from operations	300,916	(140,700)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	33,791,767	96,743,746
Cost of shares redeemed	(36,419,681)	(91,975,038)

Net increase (decrease) from capital share transactions	(2,627,914)	4,768,708

Net increase (decrease) in net assets	(2,326,998)	4,628,008
Net assets:
Beginning of period	13,090,368	8,462,360

End of period	$10,763,370	$13,090,368

Accumulated net investment loss at end of period	$(29,766)	$—

Capital share activity:
Shares sold	2,115,720	6,942,538
Shares redeemed	(2,286,617)	(6,778,440)

Net increase (decrease) in shares	(170,897)	164,098

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 89

TRANSPORTATION FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$15.74	$12.68	$10.91	$14.85	$35.05	$32.64

Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)	(.04)	(.03)	.04	(.04)	(.24)
Net gain (loss) on investments (realized and unrealized)	.60	3.10	1.92	(3.80)	(2.24)	2.65

Total from investment operations	.55	3.06	1.89	(3.76)	(2.28)	2.41

Less distributions from:
Net investment income	—	—	(.12)	—	—	—
Net realized gains	—	—	—	(.18)	(17.92)	—

Total distributions	—	—	(.12)	(.18)	(17.92)	—

Net asset value, end of period	$16.29	$15.74	$12.68	$10.91	$14.85	$35.05

Total Return[c]	3.49%	24.13%	17.39%	(25.26%)	(8.75%)	7.38%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$10,763	$13,090	$8,462	$21,509	$8,513	$29,549

Ratios to average net assets:
Net investment income (loss)	(0.69%)	(0.32%)	(0.29%)	0.27%	(0.12%)	(0.68%)
Total expenses	1.74%	1.65%	1.67%	1.62%	1.60%	1.59%

Portfolio turnover rate	321%	693%	857%	544%	284%	249%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

90 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2011
UTILITIES FUND
OBJECTIVE: Seeks to provide capital appreciation by investing in companies that operate public utilities (“Utilities Companies”).
Inception: May 2, 2001
Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Southern Co.	3.4%
Dominion Resources, Inc.	3.1%
Exelon Corp.	3.0%
Duke Energy Corp.	2.9%
NextEra Energy, Inc.	2.8%
FirstEnergy Corp.	2.6%
American Electric Power Company, Inc.	2.5%
Public Service Enterprise Group, Inc.	2.3%
PG&E Corp.	2.3%
Consolidated Edison, Inc.	2.2%

Top Ten Total	27.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX|SGI variable trust semi-annual report | 91

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

UTILITIES FUND

	Shares	Value

COMMON STOCKS† - 99.5%

UTILITIES - 98.4%
Southern Co.	18,719	$755,873
Dominion Resources, Inc.	14,348	692,578
Exelon Corp.	16,051	687,625
Duke Energy Corp.	34,686	653,137
NextEra Energy, Inc.	11,078	636,542
FirstEnergy Corp.	13,279	586,268
American Electric Power Company, Inc.	14,974	564,220
Public Service Enterprise Group, Inc.	16,117	526,059
PG&E Corp.	12,134	509,992
Consolidated Edison, Inc.	9,425	501,787
PPL Corp.	17,480	486,468
Progress Energy, Inc.	10,118	485,765
Edison International	11,923	462,016
Entergy Corp.	6,707	457,954
Sempra Energy	8,481	448,475
Xcel Energy, Inc.	17,656	429,041
CenterPoint Energy, Inc.	21,267	411,516
AES Corp.*	31,104	396,265
Constellation Energy Group, Inc.	9,992	379,296
DTE Energy Co.	7,376	368,948
Oneok, Inc.	4,968	367,682
Calpine Corp.*	21,723	350,392
Wisconsin Energy Corp.	10,972	343,972
Ameren Corp.	11,699	337,399
NRG Energy, Inc.*	12,934	317,918
Northeast Utilities	8,936	314,279
NiSource, Inc.	15,254	308,894
National Fuel Gas Co.	4,112	299,354
NSTAR	6,328	290,961
American Water Works Company, Inc.	9,853	290,171
Pinnacle West Capital Corp.	6,480	288,878
Cia Energetica de Minas Gerais ADR	13,972	288,382
SCANA Corp.	7,172	282,362
CMS Energy Corp.	14,308	281,725
Alliant Energy Corp.	6,760	274,862
OGE Energy Corp.	5,461	274,798
Pepco Holdings, Inc.	13,829	271,463
MDU Resources Group, Inc.	11,385	256,163
TECO Energy, Inc.	13,522	255,431
Integrys Energy Group, Inc.	4,851	251,476
ITC Holdings Corp.	3,469	248,970
DPL, Inc.	8,180	246,709
N.V. Energy, Inc.	15,746	241,701
AGL Resources, Inc.	5,799	236,077
UGI Corp.	7,362	234,774
Atmos Energy Corp.	6,864	228,228
Westar Energy, Inc.	8,255	222,142
Questar Corp.	12,336	218,471
Great Plains Energy, Inc.	10,374	215,053
Aqua America, Inc.	9,770	214,745
National Grid plc ADR	4,343	214,674
Piedmont Natural Gas Company, Inc.	6,624	200,442
Cleco Corp.	5,712	199,063
Nicor, Inc.	3,634	198,925
Vectren Corp.	7,018	195,521
Hawaiian Electric Industries, Inc.	7,782	187,235
Portland General Electric Co.	6,990	176,707
IDACORP, Inc.	4,465	176,368
WGL Holdings, Inc.	4,452	171,357
New Jersey Resources Corp.	3,717	165,815
Southwest Gas Corp.	4,253	164,208
UIL Holdings Corp.	5,070	164,015
Avista Corp.	6,349	163,106
PNM Resources, Inc.	9,609	160,855
El Paso Electric Co.	4,771	154,103
Unisource Energy Corp.	4,120	153,800
NorthWestern Corp.	4,200	139,062
Black Hills Corp.	4,308	129,628
South Jersey Industries, Inc.	2,366	128,497
Northwest Natural Gas Co.	2,841	128,214
Dynegy, Inc. — Class A*	17,880	110,677

Total Utilities		22,175,529

ENERGY - 1.1%
Energen Corp.	4,213	238,035

Total Common Stocks
(Cost $17,219,052)		22,413,564

	Face
	Amount

REPURCHASE AGREEMENT††,1 - 0.5%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$104,204	104,204

Total Repurchase Agreement
(Cost $104,204)		104,204

Total Investments — 100.0%
(Cost $17,323,256)		$22,517,768

Other Assets Less Liabilities — 0.0%		10,334

Total Net Assets — 100.0%		$22,528,102

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5 ADR — American Depositary Receipt plc — Public Limited Company

92 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

UTILITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $17,219,052)	$22,413,564
Repurchase agreements, at value (cost 104,204)	104,204
Receivables:
Fund shares sold	6,294
Dividends	66,745

Total assets	22,590,807

Liabilities:
Payable for:
Fund shares redeemed	7,266
Management fees	14,902
Transfer agent and administrative fees	4,383
Investor service fees	4,383
Portfolio accounting fees	1,753
Other	30,018

Total liabilities	62,705

Net assets	$22,528,102

Net assets consist of:
Paid in capital	$21,430,213
Undistributed net investment income	635,764
Accumulated net realized loss on investments	(4,732,387)
Net unrealized appreciation on investments	5,194,512

Net assets	$22,528,102

Capital shares outstanding	1,207,338
Net asset value per share	$18.66

STATEMENT OF OPERATIONS (Unaudited) For the Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $1,783)	$336,745
Interest	20

Total investment income	336,765

Expenses:
Management fees	68,828
Transfer agent and administrative fees	20,243
Investor service fees	20,243
Portfolio accounting fees	8,097
Trustees’ fees*	616
Professional fees	8,563
Miscellaneous	13,745

Total expenses	140,335

Net investment income	196,430

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	154,040

Net realized gain	154,040

Net change in unrealized appreciation (depreciation) on:
Investments	955,135

Net change in unrealized appreciation (depreciation)	955,135

Net realized and unrealized gain	1,109,175

Net increase in net assets resulting from operations	$1,305,605

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 93

UTILITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (decrease) in net assets from operations:
Net investment income	$196,430	$439,333
Net realized gain (loss) on investments	154,040	(4,038)
Net change in unrealized appreciation (depreciation) on investments	955,135	691,999

Net increase in net assets resulting from operations	1,305,605	1,127,294

Distributions to shareholders from:
Net investment income	—	(552,285)

Total distributions to shareholders	—	(552,285)

Capital share transactions:
Proceeds from sale of shares	49,229,753	112,771,956
Distributions reinvested	—	552,285
Cost of shares redeemed	(43,428,233)	(114,292,141)

Net increase (decrease) from capital share transactions	5,801,520	(967,900)

Net increase (decrease) in net assets	7,107,125	(392,891)
Net assets:
Beginning of period	15,420,977	15,813,868

End of period	$22,528,102	$15,420,977

Undistributed net investment income at end of period	$635,764	$439,334

Capital share activity:
Shares sold	2,738,269	6,859,200
Shares issued from reinvestment of distributions	—	32,660
Shares redeemed	(2,435,820)	(6,950,576)

Net increase (decrease) in shares	302,449	(58,716)

94 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

UTILITIES FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011 [a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$17.04	$16.41	$15.41	$22.29	$22.38	19.09

Income (loss) from investment operations:
Net investment income[b]	.22	.41	.41	.37	.32	.36
Net gain (loss) on investments (realized and unrealized)	1.40	.72	1.65	(6.97)	2.59	3.64

Total from investment operations	1.62	1.13	2.06	(6.60)	2.91	4.00

Less distributions from:
Net investment income	—	(.50)	(1.06)	(.08)	(.39)	(.49)
Net realized gains	—	—	—	(.20)	(2.61)	(.22)

Total distributions	—	(.50)	(1.06)	(.28)	(3.00)	(.71)

Net asset value, end of period	$18.66	$17.04	$16.41	$15.41	$22.29	$22.38

Total Return[c]	9.51%	6.88%	13.80%	(29.57%)	12.86%	20.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,528	$15,421	$15,814	$34,343	$65,532	$71,719

Ratios to average net assets:
Net investment income	2.43%	2.48%	2.69%	1.90%	1.32%	1.73%
Total expenses	1.73%	1.66%	1.67%	1.61%	1.58%	1.59%

Portfolio turnover rate	212%	561%	309%	293%	244%	169%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 95

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization and Significant Accounting Policies

Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2011, the Trust consisted of fifty-seven separate funds. This report covers the Sector Funds (the “Funds”), while the other funds are contained in separate reports.
Security Global Investors (“SGI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
The Funds invest in a specific industry sector. To the extent that investments are concentrated in a single sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting such sector.
The Funds seek capital appreciation and invest substantially all of their assets in equity securities of companies involved in their sector.
The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.
These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.
E. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Trust pays SGI investment advisory fees calculated at an annualized rate of 0.85% of the average daily net assets of each of the Funds, except the Precious Metals Fund, which is 0.75% of the average daily net assets.
RFS provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.
96 | the RYDEX|SGI variable trust semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
RFS also provides accounting services to the Funds for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
RFS engages external service providers to perform other necessary services for the Trust, such as audit related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted an Investor Services Plan for which RDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
3. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 —2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired or permanently lost due to limitations in the Internal Revenue Code. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

Banking Fund	$1,316,195	$819,987	$(530)	$819,457
Basic Materials Fund	18,676,582	14,021,858	(270,268)	13,751,590
Biotechnology Fund	20,489,159	5,854,654	(324,618)	5,530,036
Consumer Products Fund	14,865,464	6,208,673	(13,172)	6,195,501
Electronics Fund	6,089,690	2,848,016	(49,360)	2,798,656
Energy Fund	21,560,314	19,787,545	(72,410)	19,715,135
Energy Services Fund	17,484,240	19,710,555	(39,961)	19,670,594
Financial Services Fund	3,831,217	2,484,453	(12,776)	2,471,677
Health Care Fund	22,525,292	5,527,715	(108,720)	5,418,995
Internet Fund	4,228,377	4,396,524	(50,244)	4,346,280
Leisure Fund	5,529,239	4,081,645	(11,118)	4,070,527
Precious Metals Fund	32,298,815	42,944,148	(778,209)	42,165,939
Retailing Fund	4,524,421	2,755,243	(2,722)	2,752,521
Technology Fund	6,683,102	5,792,650	(86,689)	5,705,961
Telecommunications Fund	3,289,339	957,082	(29,227)	927,855
Transportation Fund	7,341,855	3,451,474	(17,521)	3,433,953
Utilities Fund	17,328,443	5,198,893	(9,468)	5,189,425
the RYDEX|SGI variable trust semi-annual report | 97

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
4. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2011:

	Level 1	Level 2
	Investments	Investments
	In Securities	In Securities	Total

Assets
Banking Fund	$2,110,111	$25,540	$2,135,651
Basic Materials Fund	32,228,230	199,942	32,428,172
Biotechnology Fund	25,718,500	300,696	26,019,196
Consumer Products Fund	20,935,316	125,649	21,060,965
Electronics Fund	8,835,847	52,499	8,888,346
Energy Fund	41,143,220	132,230	41,275,450
Energy Services Fund	37,154,637	197	37,154,834
Financial Services Fund	6,265,787	37,106	6,302,893
Health Care Fund	27,772,455	171,832	27,944,287
Internet Fund	8,526,309	48,348	8,574,657
Leisure Fund	9,506,890	92,876	9,599,766
Precious Metals Fund	74,229,850	234,904	74,464,754
Retailing Fund	7,224,571	52,371	7,276,942
Technology Fund	12,290,471	98,592	12,389,063
Telecommunications Fund	4,189,048	28,145	4,217,193
Transportation Fund	10,713,334	62,474	10,775,808
Utilities Fund	22,413,564	104,204	22,517,768
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the period ended June 30, 2011, there were no significant transfers between levels.
5. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
98 | the RYDEX|SGI variable trust semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
At June 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and Terms of		Repurchase
Agreement	Face Value	Price	Collateral	Par Value	Fair Value

BNP Paribas Securities Corp.			U.S. Treasury Note
0.00%			0.38%
Due 07/01/11	$12,643,701	$12,643,701	10/31/12	$12,896,643	$12,896,643

	$12,643,701	$12,643,701		$12,896,643	$12,896,643

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6. Securities Transactions
For the period ended June 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales

Banking Fund	$27,292,827	$30,402,096
Basic Materials Fund	35,188,815	51,229,332
Biotechnology Fund	47,861,161	37,505,385
Consumer Products Fund	31,937,408	27,794,123
Electronics Fund	41,389,214	41,498,965
Energy Fund	46,642,342	51,013,054
Energy Services Fund	43,742,114	51,716,315
Financial Services Fund	16,259,849	18,009,131
Health Care Fund	41,685,805	26,889,570
Internet Fund	14,457,857	23,134,792
Leisure Fund	11,788,455	15,883,086
Precious Metals Fund	80,540,466	109,762,856
Retailing Fund	22,204,010	24,552,046
Technology Fund	27,967,038	37,794,712
Telecommunications Fund	34,809,678	38,516,443
Transportation Fund	30,257,569	32,903,566
Utilities Fund	42,305,917	36,346,833
7. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2012. On June 30, 2011, the Energy Services Fund borrowed $141,000 under this agreement. As of and for the period ended June 30, 2011, the Funds did not have any other borrowings under this agreement.
8. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors II, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which will operate under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors II, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.
the RYDEX|SGI variable trust semi-annual report | 99

NOTES TO FINANCIAL SATEMENTS (Unaudited) (concluded)
9. New Accounting Pronouncements
In April 2011, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 4 related primarily to Level 3 measurement. The new disclosures and clarifications of existing disclosures are effective for the Funds’ year ending December 31, 2011. Management is evaluating the impact of this update on its current disclosures.
100 | the RYDEX|SGI variable trust semi-annual report

OTHER INFORMATION (Unaudited)
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.
Change of Address
Effective January 17, 2011, the RYDEX | SGI office was moved to Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
the RYDEX|SGI variable trust semi-annual report | 101

RYDEX|SGI PRIVACY POLICIES
Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex|SGI”)
Our Commitment to You
When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex|SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
102 | the RYDEX|SGI variable trust semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	as Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds — 1997	148
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds — 1993	148
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds — 1995	148
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds — 2005	148
Trustee (1940)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	148
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds — 1997	148
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds — 1993	148
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine
the RYDEX|SGI variable trust semi-annual report | 103

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc.(2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nikolaos Bonos* Vice President and Treasurer (1963)	Senior Vice President, Security Investors, LLC; and Vice President, Security Benefit Asset Management Holdings, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)
104 | the RYDEX|SGI variable trust semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Joanna Haigney* Chief Compliance Officer and Secretary (1966)	Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President and Chief Compliance Officer, Security Investors, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith A. Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy J. Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph M. Arruda* Assistant Treasurer (1966)	Vice President, Security Investors, LLC (2010 to present); Vice President, Security Global Investors, LLC (2010 to 2011); Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RVASECF-SEMI-0611x1211

JUNE 30,2011 RYDEX VARIABLE TRUST CLS ADVISORONE FUNDS SEMI-ANNUAL REPORT AMERIGO FUND CLERMONT FUND SELECT ALLOCATION FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

AMERIGO FUND	6

CLERMONT FUND	11

SELECT ALLOCATION FUND	17

NOTES TO FINANCIAL STATEMENTS	23

OTHER INFORMATION	27

RYDEX | SGI PRIVACY POLICIES	28

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	29
the RYDEX | SGI variable trust semi-annual report | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
The U.S. economic recovery that began two years ago has yet to put down deep roots, which has produced continued volatility in the financial markets and investor concern that the country’s labor and housing market troubles are not going away anytime soon. Just as happened in 2010, markets in mid-2011 appeared to grow more cautious after a strong first quarter and stumbling second quarter—reacting this year to worries ranging from the end of the Federal Reserve’s (the “Fed”) quantitative easing to difficult negotiations over the U.S. deficit and debt ceiling to ongoing European debt woes.
The major stock indices were all up between 4% and 7% for the six months ending June 30, 2011, masking flat or slightly negative returns in the April-June period. Traders noted that market sentiment has swung sharply this year, from optimism over the improving global expansion, to concerns about whether a U.S. economic soft patch was developing due to a jump in oil prices, to the impact of poor weather earlier in the year and supply-chain disruptions in the aftermath of the Japanese tsunami.
Late in the second quarter, the Fed pointed to these factors to explain weak U.S. GDP growth for the first quarter. The full-year growth forecast was also revised downward. Some data late in the half suggested the labor market was improving, helping spur a rally that carried equities up about 5% in the last trading week of June, the biggest weekly gain in two years. But the June jobs report, released on July 8, indicated that job creation was stalling, and revived the question of whether the soft patch was softer than previously thought.
Nonetheless, the Fed said that it has done all it plans to do, for now, to foster growth, ending its purchase of $600 billion worth of Treasury securities in late June and dismaying investors with Fed Chairman Ben Bernanke’s admission that the Fed did not have a precise read on why the slower pace of growth is persisting. Critics contend the Fed must consider a third round of quantitative easing to keep long-term rates low, while others say easy-money policies have not helped the economy’s underlying structural problems and may be setting the stage for inflation. Meanwhile, consumers are spending at the weakest level in 20 months, due to the impact of higher gas prices and income that has been flat since the beginning of the year.
On the plus side, gas prices have eased from their recent peak in early May, and the return to normal operations for Japanese factories is expected to help U.S. manufacturing improve through the rest of 2011. Many companies were expected to report healthy second-quarter profits, based on fulfilling demand from emerging markets, and strong productivity. Some analysts said profits could fall later in 2011, as material prices rise and economic worries persist.
Volatility was a factor in commodity and currency markets as well. After hitting its first-half high in late April, the price of a barrel of oil reversed course to end June in the mid-$90 level, about where it began the year. The story was similar for metals and agricultural commodities; gold for example reached a record $1,557 an ounce in May, but fell back to about $1,500 an ounce by the end of June. The dollar also had a bumpy first half. The U.S. Dollar Index fell through April, and was then lifted by safe-haven buying on concern over the slowing global economy and European sovereign debt.
In fixed income, the combination of Europe’s debt problems, the U.S.’s weak economic data and an accommodative Fed provided incentives for bond buyers as the first half unfolded. After bouncing around a yield of 3.5% for the first part of the year, benchmark 10-year U.S. Treasury bonds rallied for most of the second quarter, sending the yield to below 3%—its lowest level since last fall. Soaring equity prices and agreement on how to deal with Greece’s debt caused a Treasury selloff in the last week in June, setting aside talk of a double-dip recession.
2 | the RYDEX | SGI variable trust semi-annual report

LETTER TO OUR SHAREHOLDERS (concluded)
Most bond segments were strong absolute performers in the second quarter, handily beating equities, and also turned in competitive returns for the six months. With the end of the Fed’s quantitative easing, some question whether the bond market can carry its second quarter momentum forward. The market is also anticipating a showdown in setting the U.S. debt ceiling, headlines which could roil markets in July.
Globally, the economic recovery remains uneven, with weak growth in the advanced economies and strong growth in emerging and developing countries. Greater-than-expected weakness in the U.S. market, continuing fiscal challenges in Europe and signs of overheating in many emerging and developing countries, some believe, are increasing downside risks.
Others, including the Fed, view the first-half soft patch as transitory, along with the surge in commodity prices and inflation. They believe a supportive central bank policy, continued solid corporate earnings and attractive valuations will benefit performance of both stocks and bonds in the second half of the year.
At Rydex|SGI, our products are designed to help investors navigate uncertain markets, whether alternative assets and strategies, actively managed fundamental alpha strategies, exchange traded products or target beta strategies. Thank you for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
The opinions and forecasts expressed are those of Michael Byrum as of 7/27/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy. Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
the RYDEX | SGI variable trust semi-annual report | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2010 and ending June 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4 | the RYDEX | SGI variable trust semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2010	June 30, 2011	Period[2]

Table 1. Based on actual Fund return[3]
Amerigo Fund	1.79%	4.32%	$1,000.00	$1,043.16	$9.07
Clermont Fund	1.79%	3.63%	1,000.00	1,036.30	9.04
Select Allocation Fund	1.79%	3.72%	1,000.00	1,037.21	9.04

Table 2. Based on hypothetical 5% return (before expenses)
Amerigo Fund	1.79%	5.00%	$1,000.00	$1,015.92	$8.95
Clermont Fund	1.79%	5.00%	1,000.00	1,015.92	8.95
Select Allocation Fund	1.79%	5.00%	1,000.00	1,015.92	8.95

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2010 to June 30, 2011.
the RYDEX | SGI variable trust semi-annual report | 5

FUND PROFILE (Unaudited)	June 30, 2011
AMERIGO FUND
OBJECTIVE: Seeks to provide long-term growth of capital without regard to current income.
Inception Date: July 1, 2003
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
ETF — Exchange Traded Fund

Ten Largest Holdings
(% of Total Net Assets)

Vanguard Mid-Capital ETF	7.4%
iShares Russell Midcap Index Fund	5.4%
iShares S&P 500 Index Fund	4.7%
Vanguard MSCI Emerging Markets ETF	4.7%
SPDR S&P 500 ETF Trust	4.5%
Vanguard Small-Capital ETF	4.2%
iShares Russell 1000 Growth Index Fund	4.1%
iShares MSCI Emerging Markets Index Fund	3.9%
SPDR S&P China ETF	3.8%
Energy Select Sector SPDR Fund	3.5%

Top Ten Total	46.2%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
6 | the RYDEX | SGI variable trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
AMERIGO FUND

	Shares	Value

EXCHANGE TRADED FUNDS† - 99.0%

UNITED STATES OF AMERICA - 68.5%
Vanguard Mid-Capital ETF	157,000	$12,625,940
iShares Russell Midcap Index Fund	83,500	9,129,890
iShares S&P 500 Index Fund	60,100	7,958,442
SPDR S&P 500 ETF Trust	57,600	7,601,472
Vanguard Small-Capital ETF	92,500	7,223,325
iShares Russell 1000 Growth Index Fund	114,100	6,946,408
Energy Select Sector SPDR Fund	80,200	6,043,070
Vanguard Large-Capital ETF	95,600	5,792,404
SPDR S&P MidCap 400 ETF Trust	32,000	5,676,800
Vanguard Extended Market ETF	90,600	5,296,476
iShares Russell Midcap Growth Index Fund	81,100	5,014,413
iShares Russell 2000 Index Fund	58,600	4,852,080
Vanguard Total Stock Market ETF	66,300	4,534,920
Health Care Select Sector SPDR Fund	123,300	4,379,616
Consumer Staples Select Sector SPDR Fund	108,200	3,379,086
Powershares QQQ Trust Series 1	58,600	3,343,130
iShares S&P MidCap 400 Index Fund	26,200	2,559,740
RevenueShares Large Capital ETF	95,900	2,397,500
iShares S&P 100 Index Fund	27,700	1,627,098
Vanguard Value ETF	25,300	1,418,065
iShares Dow Jones Pharmaceuticals Index Fund	18,500	1,357,715
SPDR S&P Biotech ETF	18,500	1,352,535
SPDR S&P Pharmaceuticals ETF	21,500	1,094,565
iShares Russell 1000 Value Index Fund	15,400	1,051,512
Vanguard Dividend Appreciation ETF	18,200	1,019,018
iShares Morningstar Large Value Index Fund	15,400	968,291
Barclays ETN+Long C S&P 500	6,300	907,641
Financial Select Sector SPDR Fund	30,800	472,164
SPDR Dow Jones Industrial Average ETF Trust	3,200	396,256
Technology Select Sector SPDR Fund	15,400	395,780

Total United States of America		116,815,352

INTERNATIONAL - 10.3%
Vanguard MSCI Emerging Markets ETF	163,500	7,949,370
iShares MSCI Emerging Markets Index Fund	138,800	6,606,880
SPDR S&P BRIC 40 ETF	52,400	1,458,292
Vanguard FTSE All-World ex-US ETF	24,600	1,225,326
iShares MSCI BRIC Index Fund	6,400	305,920

Total International		17,545,788

CHINA - 5.8%
SPDR S&P China ETF	81,700	6,399,561
iShares FTSE China 25 Index Fund	80,200	3,444,590
iShares S&P Asia 50 Index Fund	30,800	1,438,563

Total China		11,282,714

ASIAN PACIFIC REGION EX-JAPAN - 2.5%
iShares MSCI All Country Asia ex-Japan Index Fund	65,400	4,055,454
iShares MSCI Pacific ex-Japan Index Fund	3,200	152,352

Total Asian Pacific Region ex-Japan		4,207,806

LATIN AMERICAN REGION - 2.4%
iShares S&P Latin America 40 Index Fund	80,200	4,139,924

ASIAN PACIFIC REGION - 2.3%
SPDR S&P Emerging Asia Pacific ETF	46,900	3,966,802

GERMANY - 1.7%
iShares MSCI Germany Index Fund	107,900	2,901,431

EQUITY FUND - 1.2%
iShares Nasdaq Biotechnology Index Fund	18,500	1,973,210

SWEDEN - 1.0%
iShares MSCI Sweden Index Fund	55,500	1,763,790

GLOBAL - 0.9%
iShares S&P Global 100 Index Fund	23,100	1,501,731

CANADA - 0.8%
iShares MSCI Canada Index Fund	40,100	1,269,967

EUROPE - 0.5%
Vanguard MSCI European ETF	17,000	910,010

SWITZERLAND - 0.3%
iShares MSCI Switzerland Index Fund	21,600	574,776

Total Exchange Traded Funds (Cost $148,592,997)		168,853,301

SHORT TERM INVESTMENTS†† - 1.3%
First American Treasury Obligations Fund	2,189,907	2,189,907

Total Short Term Investments (Cost $2,189,907)		2,189,907

Total Investments — 100.3% (Cost $150,782,904)		$171,043,208

Liabilities, Less Other Assets — (0.3)%		(445,922)

Total Net Assets — 100.0%		$170,597,286

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 7

AMERIGO FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $150,782,904)	$171,043,208
Receivables:
Dividends	61,933

Total assets	171,105,141

Liabilities:
Payable for:
Fund shares redeemed	18,206
Management fees	126,697
Transfer agent and administrative fees	35,194
Investor service fees	35,194
Portfolio accounting fees	14,077
Other	278,487

Total liabilities	507,855

Net assets	$170,597,286

Net assets consist of:
Paid in capital	$181,793,483
Accumulated net investment loss	(814,693)
Accumulated net realized loss on investments	(30,641,808)
Net unrealized appreciation on investments	20,260,304

Net assets	$170,597,286
Capital shares outstanding	4,737,585
Net asset value per share	$36.01

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends	$1,236,138

Total investment income	1,236,138

Expenses:
Management fees	837,410
Transfer agent and administrative fees	232,614
Investor service fees	232,614
Portfolio accounting fees	93,045
Trustees’ fees*	8,024
Professional fees	110,485
Miscellaneous	150,365

Total expenses	1,664,557

Net investment loss	(428,419)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	16,950,754

Net realized gain	16,950,754

Net change in unrealized appreciation (depreciation) on:
Investments	(8,515,416)

Net change in unrealized appreciation (depreciation)	(8,515,416)

Net realized and unrealized gain	8,435,338

Net increase in net assets resulting from operations	$8,006,919

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

AMERIGO FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(428,419)	$(247,130)
Net realized gain on investments	16,950,754	6,364,965
Net change in unrealized appreciation (depreciation) on investments	(8,515,416)	20,547,500

Net increase in net assets resulting from operations	8,006,919	26,665,335

Distributions to shareholders from:
Net investment income	—	(179,331)

Total distributions to shareholders	—	(179,331)

Capital share transactions:
Proceeds from sale of shares	4,383,627	29,504,404
Distributions reinvested	—	179,331
Cost of shares redeemed	(41,280,613)	(69,754,821)

Net decrease from capital share transactions	(36,896,986)	(40,071,086)

Net decrease in net assets	(28,890,067)	(13,585,082)

Net assets:
Beginning of period	199,487,353	213,072,435

End of period	$170,597,286	$199,487,353

Accumulated net investment loss at end of period	$(814,693)	$(192,254)

Capital share activity:
Shares sold	122,981	967,466
Shares issued from reinvestment of distributions	—	5,441
Shares redeemed	(1,163,126)	(2,294,722)

Net decrease in shares	(1,040,145)	(1,321,815)

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 9

AMERIGO FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$34.53	$30.01	$21.64	$39.13	$35.83	$34.78

Income (loss) from investment operations:
Net investment income (loss)[b]	(.08)	(.04)	.03	.12	.12	.21
Net gain (loss) on investments (realized and unrealized)	1.56	4.59	8.49	(17.01)	4.85	4.06

Total from investment operations	1.48	4.55	8.52	(16.89)	4.97	4.27

Less distributions from:
Net investment income	—	(.03)	(.15)	(.10)	(.14)[e]	(.03)
Net realized gains	—	—	—	(.50)	(1.53)[e]	(3.19)

Total distributions	—	(.03)	(.15)	(.60)	(1.67)	(3.22)

Net asset value, end of period	$36.01	$34.53	$30.01	$21.64	$39.13	$35.83

Total Return[c]	4.32%	15.13%	39.41%	(43.09%)	13.77%	12.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$170,597	$199,487	$213,072	$204,878	$364,693	$279,410

Ratios to average net assets:
Net investment income (loss)	(0.46%)	(0.13%)	0.12%	0.36%	0.32%	0.57%
Total expenses[d]	1.79%	1.70%	1.71%	1.65%	1.63%	1.64%

Portfolio turnover rate	32%	77%	102%	103%	88%	299%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

[e]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

10 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
CLERMONT FUND
OBJECTIVE: Seek a combination of current income and growth of capital.
Inception Date: July 1, 2003
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
ETF — Exchange Traded Fund

Ten Largest Holdings
(% of Total Net Assets)

iShares Barclays Credit Bond Fund	10.7%
SPDR S&P 500 ETF Trust	7.7%
iShares iBoxx $ High Yield Corporate Bond Fund	7.4%
iShares iBoxx Investment Grade Corporate Bond Fund	6.4%
SPDR Barclays Capital High Yield Bond ETF	4.7%
Vanguard MSCI Emerging Markets ETF	4.3%
Vanguard Total Bond Market ETF	3.4%
iShares S&P 500 Index Fund	3.4%
SPDR S&P MidCap 400 ETF Trust	3.3%
Vanguard Total Stock Market ETF	3.2%

Top Ten Total	54.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI variable trust semi-annual report | 11

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
CLERMONT FUND

	Shares	Value

COMMON STOCK† - 0.6%

FINANCIALS - 0.6%
Berkshire Hathaway, Inc. — Class B*	6,460	$499,940

Total Common Stock (Cost $500,915)		499,940

EXCHANGE TRADED FUNDS† - 92.3%

UNITED STATES OF AMERICA - 78.7%
iShares Barclays Credit Bond Fund	81,200	8,552,796
SPDR S&P 500 ETF Trust	46,800	6,176,196
iShares iBoxx $ High Yield Corporate Bond Fund	65,300	5,962,543
iShares iBoxx Investment Grade Corporate Bond Fund	46,400	5,110,032
SPDR Barclays Capital High Yield Bond ETF	94,400	3,796,768
Vanguard Total Bond Market ETF	34,000	2,759,440
iShares S&P 500 Index Fund	20,800	2,754,336
SPDR S&P MidCap 400 ETF Trust	14,700	2,607,780
Vanguard Total Stock Market ETF	37,000	2,530,800
Vanguard Mid-Capital ETF	25,600	2,058,752
iShares Diversified Alternatives Trust	39,493	2,051,262
Vanguard Small-Capital ETF	22,400	1,749,216
Vanguard Large-Capital ETF	26,900	1,629,871
Vanguard Extended Market ETF	25,600	1,496,576
iShares Russell Midcap Index Fund	12,300	1,344,882
Health Care Select Sector SPDR Fund	28,500	1,012,320
iShares Morningstar Large Value Index Fund	15,800	993,441
Consumer Staples Select Sector SPDR Fund	31,600	986,868
Energy Select Sector SPDR Fund	12,800	964,480
SPDR Dow Jones Industrial Average ETF Trust	6,400	792,512
iShares Russell 1000 Growth Index Fund	12,900	785,352
Vanguard Value ETF	13,900	779,095
Vanguard Dividend Appreciation ETF	13,400	750,266
Powershares QQQ Trust Series 1	12,900	735,945
Vanguard Intermediate-Term Corporate Bond ETF	8,200	657,886
RevenueShares Large Capital ETF	22,100	552,500
iShares Russell 2000 Index Fund	6,400	529,920
iShares Barclays Intermediate Credit Bond Fund	4,900	522,344
iShares Dow Jones U.S. Pharmaceuticals Index Fund	6,400	469,696
iShares S&P MidCap 400 Index Fund	4,800	468,960
iShares S&P 100 Index Fund	6,400	375,936
SPDR S&P Pharmaceuticals ETF	6,400	325,824
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	6,900	229,210
PIMCO Enhanced Short Maturity Strategy Fund	1,300	131,417
iShares Barclays 1-3 Year Credit Bond Fund	900	94,455
Vanguard Intermediate-Term Bond ETF	1,000	83,950
Vanguard Short-Term Corporate Bond ETF	900	70,515
iShares Barclays 3-7 Year Treasury Bond Fund	300	35,130
iShares Barclays Aggregate Bond Fund	300	32,001
iShares Barclays 7-10 Year Treasury Bond Fund	300	28,758
SPDR Barclays Capital Short Term Corporate Bond ETF	900	27,486
Vanguard Long-Term Corporate Bond ETF	300	23,469
iShares S&P 500 Growth Index Fund	300	20,844
iShares S&P 500 Value Index Fund	300	18,600
SPDR Barclays Capital Aggregate Bond ETF	300	16,917
iShares 10+ Year Credit Bond Fund	300	16,170
SPDR Barclays Capital Long Term Credit Bond ETF	300	10,741

Total United States of America		63,124,258

INTERNATIONAL - 8.9%
Vanguard MSCI Emerging Markets ETF	70,800	3,442,296
iShares S&P Global 100 Index Fund	17,600	1,144,176
Vanguard FTSE All-World ex-US ETF	19,200	956,352
iShares MSCI Emerging Markets Index Fund	16,300	775,880
Vanguard Total World Stock Index Fund ETF	4,900	245,833
iShares MSCI BRIC Index Fund	4,800	229,440
SPDR S&P BRIC 40 ETF	6,500	180,895
Vanguard Short-Term Bond ETF	1,700	137,751

Total International		7,112,623

ASIAN PACIFIC REGION - 1.7%
SPDR S&P Emerging Asia Pacific ETF	12,800	1,082,624
Vanguard MSCI Pacific ETF	4,800	271,392

Total Asian Pacific Region		1,354,016

12 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
CLERMONT FUND

	Shares	Value

ASIAN PACIFIC REGION EX-JAPAN - 1.0%
iShares MSCI All Country Asia ex Japan Index Fund	12,800	$793,728

GERMANY - 0.9%
iShares MSCI Germany Index Fund	25,600	688,384

EUROPE - 0.6%
Vanguard MSCI European ETF	9,600	513,888

LATIN AMERICAN REGION - 0.5%
iShares S&P Latin America 40 Index Fund	8,000	412,960

Total Exchange Traded Funds (Cost $66,634,629)		73,999,857

SHORT TERM INVESTMENTS†† - 0.0%
First American Treasury Obligations Fund	818	818

Total Short Term Investments (Cost $818)		818

	Face
	Amount
CORPORATE BONDS†† - 7.2%

FINANCIALS - 2.1%
Mutual of Omaha Insurance Co. 6.80% due 06/15/36[1,2]	$725,000	737,313
HSBC Finance Corp. 7.00% due 05/15/12	482,000	507,656
Goldman Sachs Group, Inc. 5.95% due 01/15/27	482,000	472,482

		1,717,451

MATERIALS - 1.8%
Alcoa, Inc. 5.87% due 02/23/22	793,000	812,599
Chevron Phillips Chemical Company LLC 8.25% due 06/15/19[1,2]	416,000	515,763
Freeport-McMoRan Copper & Gold, Inc. 8.38% due 04/01/17	50,000	54,625

		1,382,987

ENERGY - 1.0%
Enogex LLC 6.25% due 03/15/20[1,2]	520,000	572,714
Sunoco, Inc. 4.88% due 10/15/14	237,000	254,973

		827,687

HEALTH CARE - 0.8%
Agilent Technologies, Inc. 6.50% due 11/01/17	577,000	664,559

UTILITIES - 0.7%
Westar Energy, Inc. 6.00% due 07/01/14	468,000	517,123

CONSUMER STAPLES - 0.4%
Bunge Ltd. Finance Corp. 8.50% due 06/15/19	274,000	334,040

INDUSTRIALS - 0.4%
Timken Co. 6.00% due 09/15/14	300,000	331,713

Total Corporate Bonds (Cost $5,048,976)		5,775,560

U.S. GOVERNMENT SECURITIES† - 0.6%
U.S. Treasury Notes
0.88% due 02/29/12	100,000	100,484
0.88% due 01/31/12	100,000	100,438
1.00% due 10/31/11	100,000	100,305
0.75% due 11/30/11	100,000	100,269
1.00% due 09/30/11	100,000	100,234

Total U.S. Government Securities (Cost $500,693)		501,730

Total Investments — 100.7% (Cost $72,686,031)		$80,777,905

Liabilities, Less Other Assets — (0.7)%		(535,087)

Total Net Assets — 100.0%		$80,242,818

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Security was acquired through a private placement.

[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $1,825,790 (cost $1,581,587), or 2.3% of total net assets.

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 13

CLERMONT FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $72,686,031)	$80,777,905
Receivables:
Securities sold	246,190
Fund shares sold	109,617
Dividends	43,408
Interest	78,364

Total assets	81,255,484

Liabilities:
Overdraft due to custodian bank	1,000
Payable for:
Fund shares redeemed	819,317
Management fees	60,317
Transfer agent and administrative fees	16,755
Investor service fees	16,755
Portfolio accounting fees	6,701
Other	91,821

Total liabilities	1,012,666

Net assets	$80,242,818

Net assets consist of:
Paid in capital	$78,080,380
Undistributed net investment income	1,623,688
Accumulated net realized loss on investments	(7,553,124)
Net unrealized appreciation on investments	8,091,874

Net assets	$80,242,818
Capital shares outstanding	3,267,890
Net asset value per share	$24.55

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends	$841,293
Interest	171,952

Total investment income	1,013,245

Expenses:
Management fees	349,922
Transfer agent and administrative fees	97,201
Investor service fees	97,201
Portfolio accounting fees	38,879
Trustees’ fees*	3,182
Professional fees	41,325
Miscellaneous	66,729

Total expenses	694,439

Net investment income	318,806

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,752,424

Net realized gain	1,752,424

Net change in unrealized appreciation (depreciation) on:
Investments	587,683

Net change in unrealized appreciation (depreciation)	587,683

Net realized and unrealized gain	2,340,107

Net increase in net assets resulting from operations	$2,658,913

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

CLERMONT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$318,806	$1,358,889
Net realized gain on investments	1,752,424	1,278,127
Net change in unrealized appreciation (depreciation) on investments	587,683	4,885,068

Net increase in net assets resulting from operations	2,658,913	7,522,084

Distributions to Shareholders from:
Net investment income	—	(1,293,571)

Total distributions to shareholders	—	(1,293,571)

Capital Share Transactions:
Proceeds from sale of shares	14,763,426	26,286,130
Distributions reinvested	—	1,293,571
Cost of shares redeemed	(11,227,744)	(26,563,162)

Net increase from capital share transactions	3,535,682	1,016,539

Net increase in net assets	6,194,595	7,245,052

Net Assets:
Beginning of period	74,048,223	66,803,171

End of period	$80,242,818	$74,048,223

Undistributed net investment income at end of period	$1,623,688	$1,304,882

Capital Share Activity:
Shares sold	605,330	1,175,728
Shares issued from reinvestment of distributions	—	55,902
Shares redeemed	(463,202)	(1,180,776)

Net increase in shares	142,128	50,854

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 15

CLERMONT FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$23.69	$21.73	$18.09	$26.79	$29.90	$29.41

Income (loss) from investment operations:
Net investment income[b]	.10	.44	.47	.51	.53	.46
Net gain (loss) on investments (realized and unrealized)	.76	1.94	3.61	(8.60)	1.40	1.98

Total from investment operations	.86	2.38	4.08	(8.09)	1.93	2.44

Less distributions from:
Net investment income	—	(.42)	(.44)	(.25)	(.61)[e]	(.64)
Net realized gains	—	—	—	(.36)	(4.43)[e]	(1.31)

Total distributions	—	(.42)	(.44)	(.61)	(5.04)	(1.95)

Net asset value, end of period	$24.55	$23.69	$21.73	$18.09	$26.79	$29.90

Total Return[c]	3.63%	10.99%	22.58%	(30.07%)	6.23%	8.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$80,243	$74,048	$66,803	$47,259	$62,264	$99,809

Ratios to average net assets:
Net investment income	0.82%	1.97%	2.41%	2.19%	1.73%	1.51%
Total expenses[d]	1.79%	1.71%	1.70%	1.66%	1.64%	1.63%

Portfolio turnover rate	16%	68%	128%	149%	163%	197%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

[e]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

16 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
SELECT ALLOCATION FUND
OBJECTIVE: Seeks to provide growth of capital and total return.
Inception Date: November 10, 2006
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
ETF — Exchange Traded Fund

Ten Largest Holdings
(% of Total Net Assets)

SPDR S&P 500 ETF Trust	7.3%
iShares S&P 500 Index Fund	5.9%
SPDR S&P MidCap 400 ETF Trust	5.2%
Vanguard MSCI Emerging Markets ETF	5.1%
SPDR Barclays Capital High Yield Bond ETF	3.8%
iShares iBoxx $ High Yield Corporate Bond Fund	3.7%
Vanguard Total Stock Market ETF	3.3%
iShares MSCI Emerging Markets Index Fund	3.3%
iShares S&P Latin America 40 Index Fund	3.2%
Vanguard Mid-Capital ETF	3.1%

Top Ten Total	43.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI variable trust semi-annual report | 17

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011

SELECT ALLOCATION FUND

	Shares	Value

COMMON STOCK† - 0.2%

FINANCIALS - 0.2%
Berkshire Hathaway, Inc. — Class B*	900	$69,651

Total Common Stock (Cost $52,339)		69,651

EXCHANGE TRADED FUNDS† - 87.0%

UNITED STATES OF AMERICA - 62.0%
SPDR S&P 500 ETF Trust	21,500	2,837,355
iShares S&P 500 Index Fund	17,300	2,290,866
SPDR S&P MidCap 400 ETF Trust	11,400	2,022,360
SPDR Barclays Capital High Yield Bond ETF	36,900	1,484,118
iShares iBoxx $ High Yield Corporate Bond Fund	15,900	1,451,829
Vanguard Total Stock Market ETF	19,000	1,299,600
Vanguard Mid-Capital ETF	15,200	1,222,384
Vanguard Small-Capital ETF	15,200	1,186,968
Vanguard Large-Capital ETF	19,200	1,163,328
iShares Russell 2000 Index Fund	11,900	985,320
Vanguard Extended Market ETF	15,200	888,592
Vanguard Growth ETF	10,000	646,900
Energy Select Sector SPDR Fund	8,400	632,940
iShares Russell Midcap Index Fund	5,500	601,370
iShares Morningstar Large Value Index Fund	8,300	521,871
iShares Russell 1000 Growth Index Fund	8,400	511,392
Health Care Select Sector SPDR Fund	14,000	497,280
SPDR S&P Biotech ETF	6,700	489,837
Vanguard Value ETF	7,700	431,585
Technology Select Sector SPDR Fund	16,700	429,190
iShares S&P MidCap 400 Index Fund	4,200	410,340
RevenueShares Large Capital ETF	15,700	392,500
Powershares QQQ Trust Series 1	6,700	382,235
iShares Diversified Alternatives Trust	4,300	223,341
iShares Barclays Credit Bond Fund	2,000	210,660
SPDR Dow Jones Industrial Average ETF Trust	1,700	210,511
iShares Nasdaq Biotechnology Index Fund	1,600	170,656
iShares Dow Jones U.S. Pharmaceuticals Index Fund	1,700	124,763
SPDR S&P Pharmaceuticals ETF	1,700	86,547
PowerShares DB Oil Fund	2,500	71,875
Industrial Select Sector SPDR Fund	1,700	63,308
PowerShares Fundamental High Yield Corporate Bond Portfolio	3,400	62,934
iShares S&P Global 100 Index Fund	900	58,509
SPDR S&P Oil & Gas Exploration & Production ETF	900	52,902
iShares iBoxx Investment Grade Corporate Bond Fund	200	22,026
iShares Barclays Intermediate Credit Bond Fund	200	21,320
Vanguard Intermediate-Term Corporate Bond ETF	200	16,046
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	200	6,644

Total United States of America		24,182,202

INTERNATIONAL - 10.2%
Vanguard MSCI Emerging Markets ETF	41,300	2,008,006
iShares MSCI Emerging Markets Index Fund	27,100	1,289,960
SPDR S&P BRIC 40 ETF	18,200	506,506
SPDR S&P Emerging Markets SmallCap ETF	2,000	108,680
iShares MSCI BRIC Index Fund	1,600	76,480

Total International		3,989,632

CHINA - 3.5%
SPDR S&P China ETF	11,700	916,461
iShares S&P Asia 50 Index Fund	4,900	228,863
iShares FTSE China 25 Index Fund	4,900	210,455

Total China		1,355,779

LATIN AMERICAN REGION - 3.2%
iShares S&P Latin America 40 Index Fund	24,000	1,238,880

ASIAN PACIFIC REGION EX-JAPAN - 2.6%
iShares MSCI Pacific ex-Japan Index Fund	14,900	709,389
iShares MSCI All Country Asia ex-Japan Index Fund	4,900	303,849

Total Asian Pacific Region ex-Japan		1,013,238

GLOBAL - 2.5%
iShares S&P Global Materials Sector Index Fund	4,500	330,255
iShares S&P Global Energy Sector Index Fund	7,500	313,125
Market Vectors Coal ETF	5,000	237,250
iShares S&P Global Industrials Sector Index Fund	1,700	96,730

Total Global		977,360

ASIAN PACIFIC REGION - 1.5%
SPDR S&P Emerging Asia Pacific ETF	6,700	566,686

CANADA - 1.1%
iShares MSCI Canada Index Fund	13,200	418,044

18 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011

SELECT ALLOCATION FUND

	Shares	Value

GERMANY - 0.3%
iShares MSCI Germany Index Fund	5,000	$134,450

EUROPE - 0.1%
Vanguard MSCI European ETF	900	48,177

Total Exchange Traded Funds (Cost $29,927,341)		33,924,448

SHORT TERM INVESTMENTS†† - 0.8%
First American Treasury Obligations Fund	311,526	311,526

Total Short Term Investments (Cost $311,526)		311,526

	Face
	Amount

CORPORATE BONDS†† - 11.5%

MATERIALS - 3.6%
Alcoa, Inc.
5.87% due 02/23/22	$626,000	641,471
6.75% due 07/15/18	257,000	284,223
Chevron Phillips Chemical Company LLC
8.25% due 06/15/19[1,2]	352,000	436,415
Freeport-McMoRan Copper & Gold, Inc.
8.38% due 04/01/17	45,000	49,162

		1,411,271

FINANCIALS - 2.9%
Mutual of Omaha Insurance Co. 6.80% due 06/15/36[1,2]	460,000	467,813
HSBC Finance Corp. 7.00% due 05/15/12	310,000	326,501
Goldman Sachs Group, Inc. 5.95% due 01/15/27	310,000	303,879

		1,098,193

CONSUMER DISCRETIONARY - 1.8%
Nordstrom, Inc. 7.00% due 01/15/38	593,000	708,002

HEALTH CARE - 1.1%
Agilent Technologies, Inc. 6.50% due 11/01/17	368,000	423,843

INFORMATION TECHNOLOGY - 0.8%
Corning, Inc. 7.25% due 08/15/36	270,000	314,159

CONSUMER STAPLES - 0.7%
Bunge Ltd. Finance Corp. 8.50% due 06/15/19	235,000	286,494

ENERGY - 0.6%
Sunoco, Inc. 4.88% due 10/15/14	216,000	232,380

Total Corporate Bonds (Cost $3,605,895)		4,474,342

U.S. GOVERNMENT SECURITIES† - 0.4%
U.S. Treasury Notes
0.88% due 02/29/12	50,000	50,242
1.00% due 10/31/11	50,000	50,152
0.75% due 11/30/11	50,000	50,135

Total U.S. Government Securities (Cost $150,242)		150,529

Total Investments — 99.9% (Cost $34,047,345)		$38,930,496

Other Assets, Less Liabilities — 0.1%		40,268

Total Net Assets — 100.0%		$38,970,764

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Security was acquired through a private placement.

[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $904,228 (cost $762,843), or 2.3% of total net assets.

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 19

SELECT ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $34,047,345)	$38,930,496
Receivables:
Fund shares sold	63,023
Dividends	20,657
Interest	69,671

Total assets	39,083,847

Liabilities:
Payable for:
Fund shares redeemed	3,979
Management fees	28,971
Transfer agent and administrative fees	8,048
Investor service fees	8,048
Portfolio accounting fees	3,219
Other	60,818

Total liabilities	113,083

Net assets	$38,970,764

Net assets consist of:
Paid in capital	$43,615,043
Undistributed net investment income	372,811
Accumulated net realized loss on investments	(9,900,241)
Net unrealized appreciation on investments	4,883,151

Net assets	$38,970,764
Capital shares outstanding	1,570,720
Net asset value per share	$24.81

STATEMENT OF OPERATIONS (Unaudited)

Period Ended June 30, 2011

Investment income:
Dividends	$304,407
Interest	140,207

Total investment income	444,614

Expenses:
Management fees	184,340
Transfer agent and administrative fees	51,205
Investor service fees	51,205
Portfolio accounting fees	20,482
Trustees’ fees*	1,742
Professional fees	23,393
Miscellaneous	33,829

Total expenses	366,196

Net investment income	78,418

Net Realized and Unrealized Gain (loss):
Net realized gain (loss) on:
Investments	1,492,329

Net realized gain	1,492,329

Net change in unrealized appreciation (depreciation) on:
Investments	(94,352)

Net change in unrealized appreciation (depreciation)	(94,352)

Net realized and unrealized gain	1,397,977

Net increase in net assets resulting from operations	$1,476,395

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

20 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

SELECT ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$78,418	$538,976
Net realized gain on investments	1,492,329	1,272,923
Net change in unrealized appreciation (depreciation) on investments	(94,352)	3,456,806

Net increase in net assets resulting from operations	1,476,395	5,268,705

Distributions To Shareholders from:
Net investment income	—	(699,942)

Total distributions to shareholders	—	(699,942)

Capital Share Transactions:
Proceeds from sale of shares	2,495,986	8,982,102
Distributions reinvested	—	699,942
Cost of shares redeemed	(7,029,142)	(15,765,460)

Net decrease from capital share transactions	(4,533,156)	(6,083,416)

Net decrease in net assets	(3,056,761)	(1,514,653)

Net assets:
Beginning of period	42,027,525	43,542,178

End of period	$38,970,764	$42,027,525

Undistributed net investment income at end of period	$372,811	$294,393

Capital share activity:
Shares sold	101,471	408,680
Shares issued from reinvestment of distributions	—	30,327
Shares redeemed	(287,335)	(717,667)

Net decrease in shares	(185,864)	(278,660)

See Notes to Financial Statements.	the RYDEX | SGI variable trust semiannual report | 21

SELECT ALLOCATION FUND

FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period					Period
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006[b]

Per Share Data
Net asset value, beginning of period	$23.93	$21.39	$16.11	$28.98	$25.55	$25.00

Income (loss) from investment operations:
Net investment income[c]	.05	.28	.31	.32	.34	.40
Net gain (loss) on investments (realized and unrealized)	.83	2.66	5.45	(12.56)	3.48	.34

Total from investment operations	.88	2.94	5.76	(12.24)	3.82	.74

Less distributions from:
Net investment income	—	(.40)	(.48)	(.31)	—	(.19)
Net realized gains	—	—	—	(.32)	(.39)	—

Total distributions	—	(.40)	(.48)	(.63)	(.39)	(.19)

Net asset value, end of period	$24.81	$23.93	$21.39	$16.11	$28.98	$25.55

Total Return[d]	3.72%	13.75%	35.79%	(42.14%)	14.91%	2.96%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$38,971	$42,028	$43,542	$43,391	$84,921	$19,989

Ratios to average net assets:
Net investment income	0.38%	1.31%	1.70%	1.32%	1.22%	10.65%[f]
Total expenses[e]	1.79%	1.70%	1.71%	1.66%	1.62%	1.63%[f]

Portfolio turnover rate	15%	61%	131%	120%	171%	13%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: November 10, 2006. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[e]	Does not include expenses of the underlying funds in which the Fund invests. f Ratios for the period ended December 31, 2006 were calculated for an abbreviated time frame and are not indicative of future performance.

22 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization and Significant Accounting Policies
Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2011, the Trust consisted of fifty-seven separate funds. This report covers the CLS AdvisorOne Funds (the “Funds”), while the other funds are contained in separate reports.
Security Global Investors (“SGI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
Each Fund invests primarily in Exchange Traded Funds (“ETFs”) (“underlying funds”), acting similar to a “fund of funds”. The Funds seek to achieve their investment objectives by investing in underlying funds, in conjunction with a sparse amount of additional securities.
CLS Investments, LLC serves as investment sub-advisor (the “Sub-Advisor”) to the Funds and is responsible for the day-to-day management of each Fund’s portfolio.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Open-end investment companies (“Mutual Funds”) are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Debt securities with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income.Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.
E. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Financial Instruments
The Funds are subject to a fund of funds risk. By investing in the underlying funds indirectly through the Fund, an
the RYDEX | SGI variable trust semi-annual report | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.
The Funds invest to a significant extent in shares of ETFs to gain exposure to their investment objectives. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Funds, from time to time, may invest in ETFs that are not registered pursuant to the 1940 Act. Such ETFs may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.
3. Fees and Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Trust pays SGI investment advisory fees calculated at an annual percentage rate of 0.90% of the average daily net assets of each Fund.
SGI pays the Sub-Advisor out of the advisory fees it receives. In addition, SGI bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with SGI. SGI may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.
Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests.
RFS provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.
RFS also provides accounting services to the Funds for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
RFS engages external service providers to perform other necessary services for the Trust, such as audit related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted an Investor Services Plan for which RDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.
The Board approved the use of a Distribution Plan for which RDL and other Service Providers may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL, in turn, will pay the Service Provider out of its fees. RDL may, at its discretion, retain a portion of such payments to compensate itself for distribution services. Although approved, for the period ended June 30, 2011, this plan was not utilized.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
4. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
24 | the RYDEX | SGI variable trust semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2011:

	Level 1	Level 2
	Investments	Investments
Fund	In Securities	In Securities	Total

Assets
Amerigo Fund	$168,853,301	$2,189,907	$171,043,208
Clermont Fund	75,001,527	5,776,378	80,777,905
Select Allocation Fund	34,144,628	4,785,868	38,930,496
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the period ended June 30, 2011, there were no transfers between levels.
5. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 — 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired or permanently lost due to limitations in the Internal Revenue Code. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain

Amerigo Fund	$150,786,377	$21,000,119	$(743,288)	$20,256,831
Clermont Fund	72,686,684	8,648,970	(557,749)	8,091,221
Select Allocation	34,047,345	5,187,801	(304,650)	4,883,151
the RYDEX | SGI variable trust semi-annual report | 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
6. Securities Transactions
For the period ended June 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales

Amerigo Fund	$60,555,895	$98,428,742
Clermont Fund	17,931,859	12,261,628
Select Allocation Fund	6,037,881	10,583,270
7. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2012. As of and for the period ended June 30, 2011, the Funds did not have any borrowings under this agreement.
8. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors II, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which will operate under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors II, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.
9. New Accounting Pronouncements
In April 2011, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 4 related primarily to Level 3 measurement. The new disclosures and clarifications of existing disclosures are effective for the Funds’ year ending December 31, 2011. Management is evaluating the impact of this update on its current disclosures.
26 | the RYDEX | SGI variable trust semi-annual report

OTHER IN FORMATION (Unaudited)
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.
Change of Address
Effective January 17, 2011, the RYDEX | SGI office was moved to Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
the RYDEX | SGI variable trust semi-annual report | 27

RYDEX|SGI PRIVACY POLICIES
Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex|SGI”).
Our Commitment to You
When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex|SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
28 | the RYDEX | SGI variable trust semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds — 1997	148
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds — 1993	148
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds — 1995	148
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds — 2005	148
Trustee (1940)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	148
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds — 1997	148
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds — 1993	148
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine
the RYDEX | SGI variable trust semi-annual report | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nikolaos Bonos* Vice President and Treasurer (1963)	Senior Vice President, Security Investors, LLC; and Vice President, Security Benefit Asset Management Holdings, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna Haigney* Chief Compliance Officer and Secretary (1966)	Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President and Chief Compliance Officer, Security Investors, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
30 | the RYDEX | SGI variable trust semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Keith A. Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy J. Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph M. Arruda* Assistant Treasurer (1966)	Vice President, Security Investors, LLC (2010 to present); Vice President, Security Global Investors, LLC (2010 to 2011); Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within meaning of Section 2(a)(19) of the 1940 Act, in as much as this person is affiliated with Rydex Investments.
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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RVACLS-3-0611x1211

J U N E 3 0 , 2 0 1 1
R Y D E X V A R I A B L E T R U S T S E M I — A N N U A L R E P O R T
ALTERNATIVES FUNDS U.S. LONG SHORT MOMENTUM FUND ALTERNATIVE STRATEGIES ALLOCATION FUND MANAGED FUTURES STRATEGY FUND MULTI-HEDGE STRATEGIES FUND COMMODITIES STRATEGY FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

U.S. LONG SHORT MOMENTUM FUND	6

ALTERNATIVE STRATEGIES ALLOCATION FUND	13

MANAGED FUTURES STRATEGY FUND	18

MULTI-HEDGE STRATEGIES FUND	24

COMMODITIES STRATEGY FUND	39

NOTES TO FINANCIAL STATEMENTS	44

OTHER INFORMATION	52

RYDEX | SGI PRIVACY POLICIES	53

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	54
the RYDEX | SGI variable trust semi-annual report | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
The U.S. economic recovery that began two years ago has yet to put down deep roots, which has produced continued volatility in the financial markets and investor concern that the country’s labor and housing market troubles are not going away anytime soon. Just as happened in 2010, markets in mid-2011 appeared to grow more cautious after a strong first quarter and stumbling second quarter—reacting this year to worries ranging from the end of the Federal Reserve’s (the “Fed”) quantitative easing to difficult negotiations over the U.S. deficit and debt ceiling to ongoing European debt woes.
The major stock indices were all up between 4% and 7% for the six months ending June 30, 2011, masking flat or slightly negative returns in the April-June period. Traders noted that market sentiment has swung sharply this year, from optimism over the improving global expansion, to concerns about whether a U.S. economic soft patch was developing due to a jump in oil prices, to the impact of poor weather earlier in the year and supply-chain disruptions in the aftermath of the Japanese tsunami.
Late in the second quarter, the Fed pointed to these factors to explain weak U.S. GDP growth for the first quarter. The full-year growth forecast was also revised downward. Some data late in the half suggested the labor market was improving, helping spur a rally that carried equities up about 5% in the last trading week of June, the biggest weekly gain in two years. But the June jobs report, released on July 8, indicated that job creation was stalling, and revived the question of whether the soft patch was softer than previously thought.
Nonetheless, the Fed said that it has done all it plans to do, for now, to foster growth, ending its purchase of $600 billion worth of Treasury securities in late June and dismaying investors with Fed Chairman Ben Bernanke’s admission that the Fed did not have a precise read on why the slower pace of growth is persisting. Critics contend the Fed must consider a third round of quantitative easing to keep long-term rates low, while others say easy-money policies have not helped the economy’s underlying structural problems and may be setting the stage for inflation. Meanwhile, consumers are spending at the weakest level in 20 months, due to the impact of higher gas prices and income that has been flat since the beginning of the year.
On the plus side, gas prices have eased from their recent peak in early May, and the return to normal operations for Japanese factories is expected to help U.S. manufacturing improve through the rest of 2011. Many companies were expected to report healthy second-quarter profits, based on fulfilling demand from emerging markets, and strong productivity. Some analysts said profits could fall later in 2011, as material prices rise and economic worries persist.
Volatility was a factor in commodity and currency markets as well. After hitting its first-half high in late April, the price of a barrel of oil reversed course to end June in the mid-$90 level, about where it began the year. The story was similar for metals and agricultural commodities; gold for example reached a record $1,557 an ounce in May, but fell back to about $1,500 an ounce by the end of June. The dollar also had a bumpy first half. The U.S. Dollar Index fell through April, and was then lifted by safe-haven buying on concern over the slowing global economy and European sovereign debt.
In fixed income, the combination of Europe’s debt problems, the U.S.’s weak economic data and an accommodative Fed provided incentives for bond buyers as the first half unfolded. After bouncing around a yield of 3.5% for the first part of the year, benchmark 10-year U.S. Treasury bonds rallied for most of the second quarter, sending the yield to below 3%—its lowest level since last fall. Soaring equity prices and agreement on how to deal with Greece’s debt caused a Treasury selloff in the last week in June, setting aside talk of a double-dip recession.
Most bond segments were strong absolute performers in the second quarter, handily beating equities, and also turned in competitive returns for the six months. With the end of the Fed’s quantitative easing, some question whether the bond market can carry its second quarter momentum forward. The market is also anticipating a showdown in setting the U.S. debt ceiling, headlines which could roil markets in July.
Globally, the economic recovery remains uneven, with weak growth in the advanced economies and strong growth in emerging and developing countries. Greater-than-expected weakness in the U.S. market, continuing
2 | the RYDEX | SGI variable trust semi-annual report

LETTER TO OUR SHAREHOLDERS (concluded)
fiscal challenges in Europe and signs of overheating in many emerging and developing countries, some believe, are increasing downside risks.
Others, including the Fed, view the first-half soft patch as transitory, along with the surge in commodity prices and inflation. They believe a supportive central bank policy, continued solid corporate earnings and attractive valuations will benefit performance of both stocks and bonds in the second half of the year.
At Rydex|SGI, our products are designed to help investors navigate uncertain markets, whether alternative assets and strategies, actively managed fundamental alpha strategies, exchange traded products or target beta strategies. Thank you for the trust you place in us.

Sincerely,

Michael Byrum
President & Chief Investment Officer
The opinions and forecasts expressed are those of Michael Byrum as of 07/27/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
the RYDEX | SGI variable trust semi-annual report | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2010 and ending June 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4 | the RYDEX | SGI variable trust semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1,5]	Return	December 31, 2010	June 30, 2011	Period[2]

Table 1. Based on actual Fund return[3]
U.S. Long Short Momentum Fund	1.80%	5.55%	$1,000.00	$1,055.47	$9.17
Alternative Strategies Allocation Fund	0.00%[4]	0.15%	1,000.00	1,001.51	—
Managed Futures Strategy Fund	2.21%	(1.43)%	1,000.00	985.69	10.88
Multi-Hedge Strategies Fund	2.52%	2.11%	1,000.00	1,021.13	12.63
Commodities Strategy Fund	1.69%	(0.29)%	1,000.00	997.06	8.37

Table 2. Based on hypothetical 5% return (before expenses)
U.S. Long Short Momentum Fund	1.80%	5.00%	$1,000.00	$1,015.87	$9.00
Alternative Strategies Allocation Fund	0.00%[4]	5.00%	1,000.00	1,024.79	—
Managed Futures Strategy Fund	2.21%	5.00%	1,000.00	1,013.84	11.04
Multi-Hedge Strategies Fund	2.52%	5.00%	1,000.00	1,012.30	12.57
Commodities Strategy Fund	1.69%	5.00%	1,000.00	1,016.41	8.45

[1]	Annualized

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2010 to June 30, 2011.

[4]	Excludes expenses of the underlying funds in which the Fund invests.

[5]	This ratio represents annualized net expense which includes dividend and interest expense related to securities sold short. Excluding short dividend expense and prime broker interest expense, the operating expense ratio would be 1.34% lower in the Multi-Hedge Strategies Fund.
the RYDEX | SGI variable trust semi-annual report | 5

FUND PROFILE (Unaudited)	June 30, 2011
U.S. LONG SHORT MOMENTUM FUND
OBJECTIVE: Seeks long-term capital appreciation.
Inception: May 1, 2002
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Amazon.com, Inc.	3.6%
Philip Morris International, Inc.	3.1%
Estee Lauder Companies, Inc. — Class A	2.2%
Altria Group, Inc.	2.1%
Avon Products, Inc.	2.0%
Priceline.com, Inc.	1.8%
Herbalife Ltd.	1.7%
Union Pacific Corp.	1.6%
Johnson Controls, Inc.	1.5%
Schlumberger Ltd.	1.5%

Top Ten Total	21.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
6 | the RYDEX | SGI variable trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
U.S. LONG SHORT MOMENTUM FUND

	Shares	Value

COMMON STOCKS† - 96.5%

CONSUMER STAPLES - 23.8%
Philip Morris International, Inc.	22,784	$1,521,288
Estee Lauder Companies, Inc. — Class A	10,150	1,067,678
Altria Group, Inc.	39,139	1,033,661
Avon Products, Inc.	35,250	987,000
Herbalife, Ltd.	13,990	806,384
Reynolds American, Inc.	17,570	650,968
Lorillard, Inc.	5,287	575,596
Nu Skin Enterprises, Inc. — Class A	11,890	446,470
Kraft Foods, Inc. — Class A	10,260	361,460
Unilever N.V.	10,550	346,568
Revlon, Inc. — Class A*	16,080	270,144
Elizabeth Arden, Inc.*	9,210	267,366
Prestige Brands Holdings, Inc.*	18,840	241,906
General Mills, Inc.	5,780	215,132
USANA Health Sciences, Inc.*	6,800	212,704
Kellogg Co.	3,640	201,365
Archer-Daniels-Midland Co.	6,450	194,467
HJ Heinz Co.	3,570	190,210
Green Mountain Coffee Roasters, Inc.*	2,060	183,876
Medifast, Inc.*	7,350	174,415
Mead Johnson Nutrition Co. — Class A	2,540	171,577
Vector Group Ltd.	9,041	160,839
Campbell Soup Co.	4,370	150,984
Sara Lee Corp.	7,950	150,970
ConAgra Foods, Inc.	5,810	149,956
Hershey Co.	2,520	143,262
Bunge Ltd.	2,040	140,658
JM Smucker Co.	1,780	136,063
Hormel Foods Corp.	4,320	128,779
Star Scientific, Inc.*	28,399	127,795
Universal Corp.	3,263	122,917

Total Consumer Staples		11,532,458

INDUSTRIALS - 20.7%
Union Pacific Corp.	7,460	778,824
Caterpillar, Inc.	6,560	698,378
Canadian National Railway Co.	8,200	655,180
Norfolk Southern Corp.	7,740	579,958
CSX Corp.	21,720	569,499
Danaher Corp.	9,530	504,995
Deere & Co.	5,570	459,247
Illinois Tool Works, Inc.	7,980	450,790
Cummins, Inc.	3,580	370,494
Eaton Corp.	6,560	337,512
PACCAR, Inc.	6,480	331,063
Ingersoll-Rand plc	7,020	318,778
Parker Hannifin Corp.	3,480	312,295
Dover Corp.	4,450	301,710
Joy Global, Inc.	2,900	276,196
Hertz Global Holdings, Inc.*	17,090	271,389
Kansas City Southern*	4,570	271,138
J.B. Hunt Transport Services, Inc.	5,470	257,582
CNH Global N.V.*	5,820	224,943
Bucyrus International, Inc. — Class A	2,420	221,817
Pall Corp.	3,840	215,923
Ryder System, Inc.	3,380	192,153
Flowserve Corp.	1,670	183,516
Dollar Thrifty Automotive Group, Inc.*	2,200	162,228
Genesee & Wyoming, Inc. — Class A*	2,740	160,674
Landstar System, Inc.	3,370	156,638
Old Dominion Freight Line, Inc.*	4,190	156,287
Con-way, Inc.	3,980	154,464
Amerco, Inc.*	1,500	144,225
Werner Enterprises, Inc.	5,520	138,276
Watsco, Inc.	1,670	113,543
Avis Budget Group, Inc.*	4,120	70,411
NCI Building Systems, Inc.*	333	3,793

Total Industrials		10,043,919

CONSUMER DISCRETIONARY - 20.1%
Amazon.com, Inc.*	8,529	1,744,095
Priceline.com, Inc.*	1,716	878,472
Johnson Controls, Inc.	18,080	753,213
Netflix, Inc.*	2,634	691,926
Expedia, Inc.	18,283	530,024
Liberty Media Corporation — Interactive*	31,535	528,842
Magna International, Inc. — Class A	9,710	524,728
BorgWarner, Inc.*	5,390	435,458
TRW Automotive Holdings Corp.*	6,510	384,285
Autoliv, Inc.	4,720	370,284
Lear Corp.	6,290	336,389
Gentex Corp.	9,720	293,836
Goodyear Tire & Rubber Co.*	16,330	273,854
Shutterfly, Inc.*	4,386	251,844
HSN, Inc.*	7,170	236,036
Tenneco, Inc.*	5,290	233,130
Dana Holding Corp.*	12,280	224,724
Federal-Mogul Corp.*	9,000	205,470
Cooper Tire & Rubber Co.	7,100	140,509
American Axle & Manufacturing Holdings, Inc.*	11,190	127,342
Blue Nile, Inc.*	2,768	121,737
Modine Manufacturing Co.*	7,440	114,353
Overstock.com, Inc.*	6,387	97,210
NutriSystem, Inc.	6,076	85,429
Vitacost.com, Inc.*	15,999	77,435
PetMed Express, Inc.	6,241	73,956

Total Consumer Discretionary		9,734,581

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
U.S. LONG SHORT MOMENTUM FUND

	Shares	Value

HEALTH CARE - 19.2%
UnitedHealth Group, Inc.	8,620	$444,620
Novartis AG ADR	6,830	417,381
Johnson & Johnson	5,900	392,468
Pfizer, Inc.	17,730	365,238
Amgen, Inc.*	5,670	330,844
WellPoint, Inc.	4,000	315,080
Sanofi ADR	7,510	301,677
GlaxoSmithKline plc ADR	7,020	301,158
Express Scripts, Inc. — Class A*	5,560	300,129
Merck & Company, Inc.	8,410	296,789
McKesson Corp.	3,230	270,189
Abbott Laboratories	4,990	262,574
Medco Health Solutions, Inc.*	4,630	261,688
Gilead Sciences, Inc.*	6,220	257,570
Biogen Idec, Inc.*	2,310	246,985
Aetna, Inc.	5,490	242,054
Celgene Corp.*	3,960	238,867
Cardinal Health, Inc.	5,240	238,001
AstraZeneca plc ADR	4,650	232,825
CIGNA Corp.	4,420	227,321
Humana, Inc.	2,740	220,680
Bristol-Myers Squibb Co.	7,090	205,326
AmerisourceBergen Corp. — Class A	4,810	199,134
Teva Pharmaceutical Industries Ltd. ADR	3,970	191,433
Eli Lilly & Co.	5,050	189,527
Quest Diagnostics, Inc.	3,070	181,437
Laboratory Corporation of America Holdings*	1,860	180,029
DaVita, Inc.*	1,970	170,622
Henry Schein, Inc.*	2,120	151,771
Vertex Pharmaceuticals, Inc.*	2,820	146,612
Allergan, Inc.	1,760	146,520
Coventry Health Care, Inc.*	3,850	140,409
Alexion Pharmaceuticals, Inc.*	2,820	132,625
Shire plc ADR	1,290	121,531
Cephalon, Inc.*	1,420	113,458
Dendreon Corp.*	2,650	104,516
Forest Laboratories, Inc.*	2,560	100,710
Regeneron Pharmaceuticals, Inc.*	1,760	99,810
Mylan, Inc.*	4,010	98,927
Pharmasset, Inc.*	870	97,614
Human Genome Sciences, Inc.*	3,810	93,497
BioMarin Pharmaceutical, Inc.*	2,820	76,732
United Therapeutics Corp.*	1,370	75,487
Onyx Pharmaceuticals, Inc.*	1,740	61,422
Universal Health Services, Inc. — Class B	1,120	57,714

Total Health Care		9,301,001

ENERGY - 8.8%
Schlumberger Ltd.	8,320	718,848
Halliburton Co.	8,890	453,390
National Oilwell Varco, Inc.	5,000	391,050
Baker Hughes, Inc.	5,050	366,428
Tenaris S.A. ADR	7,210	329,713
Transocean Ltd.	4,470	288,583
Weatherford International Ltd.*	12,790	239,813
Cameron International Corp.*	4,750	238,878
FMC Technologies, Inc.*	4,860	217,679
Diamond Offshore Drilling, Inc.	2,880	202,781
Noble Corp.	5,120	201,779
Helmerich & Payne, Inc.	2,710	179,185
McDermott International, Inc.*	8,520	168,781
Nabors Industries Ltd.*	6,610	162,871
Ensco plc ADR	2,078	110,780

Total Energy		4,270,559

MATERIALS - 3.9%
E. I. du Pont de Nemours & Co.	3,583	193,661
Potash Corporation of Saskatchewan, Inc.	3,350	190,916
Monsanto Co.	2,422	175,692
Dow Chemical Co.	4,875	175,500
Praxair, Inc.	1,420	153,914
Syngenta AG ADR	2,250	152,010
The Mosaic Co.	1,799	121,846
Air Products & Chemicals, Inc.	1,231	117,659
PPG Industries, Inc.	1,130	102,593
Agrium, Inc.	1,140	100,046
Ecolab, Inc.	1,720	96,974
Sigma-Aldrich Corp.	1,130	82,919
Sherwin-Williams Co.	980	82,193
CF Industries Holdings, Inc.	580	82,169
Lubrizol Corp.	597	80,159

Total Materials		1,908,251

Total Common Stocks
(Cost $42,114,719)		46,790,769

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 3.3%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$1,581,870	1,581,870

Total Repurchase Agreement
(Cost $1,581,870)		1,581,870

Total Investments - 99.8%
(Cost $43,696,589)		$48,372,639

Cash & Other Assets,
Less Liabilities - 0.2%		98,834

Total Net Assets - 100.0%		$48,471,473

8 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
U.S. LONG SHORT MOMENTUM FUND

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,170,163)	33	$(76,056)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreement — See Note 5.

ADR — American Depositary Receipt plc — Public Limited Company

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 9

U.S. LONG SHORT MOMENTUM FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $42,114,719)	$46,790,769
Repurchase agreements, at value
(cost 1,581,870)	1,581,870
Segregated cash with broker	132,000
Cash	1,336
Receivables:
Securities sold	67,860
Fund shares sold	58,199
Dividends	76,829

Total assets	48,708,863

Liabilities:
Payable for:
Fund shares redeemed	73,000
Management fees	35,042
Transfer agent and administrative fees	9,734
Investor service fees	9,734
Portfolio accounting fees	3,893
Variation margin	18,068
Other	87,919

Total liabilities	237,390

Net assets	$48,471,473

Net assets consist of:
Paid in capital	$61,682,414
Accumulated net investment loss	(155,709)
Accumulated net realized loss on investments	(17,655,226)
Net unrealized appreciation on investments	4,599,994

Net assets	$48,471,473
Capital shares outstanding	3,587,039
Net asset value per share	$13.51

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $4,031)	$322,991
Interest	128

Total investment income	323,119

Expenses:
Management fees	231,598
Transfer agent and administrative fees	64,333
Investor service fees	64,333
Portfolio accounting fees	25,733
Trustees’ fees*	2,230
Professional fees	31,010
Miscellaneous	43,159

Total expenses	462,396

Net investment loss	(139,277)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,861,451
Futures contracts	(165,948)

Net realized gain	4,695,503

Net change in unrealized appreciation (depreciation) on:
Investments	(1,578,635)
Futures contracts	(20,960)

Net change in unrealized appreciation (depreciation)	(1,599,595)

Net realized and unrealized gain	3,095,908

Net increase in net assets resulting from operations	$2,956,631

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

U.S. LONG SHORT MOMENTUM FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(139,277)	$(276,364)
Net realized gain on investments	4,695,503	10,708,056
Net change in unrealized appreciation (depreciation) on investments	(1,599,595)	(5,445,222)

Net increase in net assets resulting from operations	2,956,631	4,986,470

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	3,608,644	26,692,398
Cost of shares redeemed	(14,136,660)	(43,982,754)

Net decrease from capital share transactions	(10,528,016)	(17,290,356)

Net decrease in net assets	(7,571,385)	(12,303,886)

Net assets:
Beginning of period	56,042,858	68,346,744

End of period	$48,471,473	$56,042,858

Accumulated net investment loss at end of period	$(155,709)	$(16,432)

Capital share activity:
Shares sold	269,469	2,270,757
Shares redeemed	(1,060,618)	(3,832,859)

Net decrease in shares	(791,149)	(1,562,102)

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 11

U.S. LONG SHORT MOMENTUM FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$12.80	$11.51	$9.05	$15.33	$13.47	$12.68

Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.05)	(.03)	.01	(.02)	(.02)
Net gain (loss) on investments (realized and unrealized)	.75	1.34	2.50	(6.25)	3.10	1.48

Total from investment operations	.71	1.29	2.47	(6.24)	3.08	1.46

Less distributions from:
Net investment income	—	—	(.01)	—	—	—
Net realized gains	—	—	—	(.04)	(1.22)	(.67)

Total distributions	—	—	(.01)	(.04)	(1.22)	(.67)

Net asset value, end of period	$13.51	$12.80	$11.51	$9.05	$15.33	$13.47

Total Return[c]	5.55%	11.21%	27.29%	(40.73%)	22.75%	11.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,471	$56,043	$68,347	$72,439	$130,166	$87,673

Ratios to average net assets:
Net investment income (loss)	(0.54%)	(0.47%)	(0.33%)	0.05%	(0.15%)	(0.16%)
Total expenses	1.80%	1.72%	1.71%	1.67%	1.61%	1.64%
Operating expenses[d]	1.80%	1.71%	1.71%	1.67%	1.61%	1.64%

Portfolio turnover rate	79%	314%	379%	463%	277%	353%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Operating expenses exclude interest and dividend expense from securities sold short.

12 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
ALTERNATIVE STRATEGIES ALLOCATION FUND
OBJECTIVE: Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.
Inception: May 1, 2008
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

RVT — Managed Futures Strategy Fund	18.5%
RVT — Multi-Hedge Strategies Fund	16.3%
RSF — Long Short Interest Rate Strategy Fund — H Class	13.6%
RSF — Event Driven and Distressed Strategies Fund — H Class	11.7%
RSF — Long Short Equity Strategy Fund — H Class	9.6%
RSF — Long/Short Commodities Strategy Fund — H Class	9.3%
RSF — Alternative Strategies Fund — H Class	8.4%
RVT — Commodities Strategy Fund	4.1%
PowerShares DB G10 Currency Harvest Fund	3.7%
RVT — Real Estate Fund	1.2%

Top Ten Total	96.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX | SGI variable trust semi-annual report | 13

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
ALTERNATIVE STRATEGIES ALLOCATION FUND

	Shares	Value
CURRENCY EXCHANGE TRADED FUND† - 3.7%
PowerShares DB G10 Currency Harvest Fund	10,890	$269,854

Total Currency Exchange Traded Fund (Cost $219,256)		269,854

MUTUAL FUNDS†,1 - 92.7%
RVT — Managed Futures Strategy Fund*	61,416	1,354,213
RVT — Multi-Hedge Strategies Fund*	54,782	1,191,506
RSF — Long Short Interest Rate Strategy Fund — H Class*	40,801	995,135
RSF — Event Driven and Distressed Strategies Fund — H Class*	32,131	854,369
RSF — Long Short Equity Strategy Fund — H Class*	25,808	704,293
RSF — Long/Short Commodities Strategy Fund — H Class	25,557	680,846
RSF — Alternative Strategies Fund — H Class*	24,383	620,049
RVT — Commodities Strategy Fund*	22,269	301,751
RVT — Real Estate Fund	3,011	86,139

Total Mutual Funds (Cost $6,523,286)		6,788,301

	Face
	Amount
REPURCHASE AGREEMENT††,2 - 3.2%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$233,181	233,181

Total Repurchase Agreement (Cost $233,181)		233,181

Total Investments - 99.6% (Cost $6,975,723)		$7,291,336

Other Assets, Less Liabilities - 0.4%		26,308

Total Net Assets - 100.0%		$7,317,644

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
September 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $238,250)	2	$1,166

FUTURES CONTRACTS SOLD SHORT†
September 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $257,010)	3	(3,719)
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $263,050)	4	(8,224)

(Total Aggregate Value of Contracts $520,060)		$(11,943)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Affiliated security.

[2]	Repurchase Agreement — See Note 5. RSF — Rydex Series Funds RVT — Rydex Variable Trust

14 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

ALTERNATIVE STRATEGIES ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments in unaffiliated issues, at value (cost $219,256)	$269,854
Investments in affiliated issues, at value (cost 6,523,286)	6,788,301
Repurchase agreements, at value (cost 233,181)	233,181
Segregated cash with broker	35,400

Total assets	7,326,736

Liabilities:
Payable for:
Fund shares redeemed	2,642
Variation margin	6,450

Total liabilities	9,092

Net Assets	$7,317,644

Net Assets Consist Of:
Paid in capital	$7,803,858
Undistributed net investment income	111,571
Accumulated net realized loss on investments	(902,621)
Net unrealized appreciation on investments	304,836

Net assets	$7,317,644
Capital shares outstanding	366,818
Net asset value per share	$19.95

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Interest	$58

Total investment income	58

Expenses:
Total expenses	—

Net investment income	58

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	2,833
Investments in affiliated issuers	(62,841)
Futures contracts	4,860

Net realized loss	(55,148)

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	9,426
Investments in affiliated issuers	70,376
Futures contracts	(10,777)

Net change in unrealized appreciation (depreciation)	69,025
Net realized and unrealized gain	13,877

Net increase in net assets resulting from operations	$13,935

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 15

ALTERNATIVE STRATEGIES ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$58	$64,823
Net realized loss on investments	(55,148)	(130,680)
Net change in unrealized appreciation (depreciation) on investments	69,025	118,212

Net increase in net assets resulting from operations	13,935	52,355

Distributions to shareholders from:
Net investment income	—	(12,042)[a]
Net realized gains	—	(5,793)[a]

Total distributions to shareholders	—	(17,835)

Capital share transactions:
Proceeds from sale of shares	968,687	6,967,747
Distributions reinvested	—	17,835
Cost of shares redeemed	(1,174,929)	(4,631,477)

Net increase (decrease) from capital share transactions	(206,242)	2,354,105

Net increase (decrease) in net assets	(192,307)	2,388,625

Net assets:
Beginning of period	7,509,951	5,121,326

End of period	$7,317,644	$7,509,951

Undistributed net investment income at end of period	$111,571	$111,513

Capital share activity:
Shares sold	48,212	357,589
Shares issued from reinvestment of distributions	—	912
Shares redeemed	(58,459)	(236,360)

Net increase (decrease) in shares	(10,247)	122,142

[a]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

16 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

ALTERNATIVE STRATEGIES ALLOCATION FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Period Ended
	June 30,		December 31,	December 31,	December 31,
	2011[a]		2010	2009	2008[b]

Per Share Data
Net asset value, beginning of period	$19.92		$20.09	$19.92	$25.00

Income (loss) from investment operations:
Net investment income[c]	—	[d]	.19	.07	.38
Net gain (loss) on investments (realized and unrealized)	.03		(.31)	.10	(5.02)

Total from investment operations	.03		(.12)	.17	(4.64)

Less distributions from:
Net investment income	—		(.03)[g]	—	(.39)[g]
Net realized gains	—		(.02)[g]	—	(.05)[g]

Total distributions	—		(.05)	—	(.44)

Net asset value, end of period	$19.95		$19.92	$20.09	$19.92

Total Return[e]	0.15%		(0.61%)	0.85%	(18.55%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,318		$7,510	$5,121	$3,138

Ratios to average net assets:
Net investment income	—	[h]	1.01%	0.38%	2.47%
Total expenses[f]	—		— [h]	— [h]	— [h]

Portfolio turnover rate	43%		165%	149%	33%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: May 1, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Net investment income is less than $0.01 per share.

[e]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized

[f]	Does not include expenses of the underlying funds in which the Fund invests.

[g]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[h]	Less than 0.01%.

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 17

FUND PROFILE (Unaudited)	June 30, 2011
MANAGED FUTURES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund’s current benchmark is the Standard & Poor’s Diversified Trends Indicator® (the “benchmark” or the “S&P DTI”).
Inception: November 7, 2008
“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative investments such as futures contracts.
18 | the RYDEX | SGI variable trust semi-annual report

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
MANAGED FUTURES STRATEGY FUND

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 33.9%
Farmer Mac[1]
0.08% due 07/12/11	$2,000,000	$1,999,987
0.04% due 07/01/11	1,000,000	1,000,000
Fannie Mae[2] 0.03% due 07/18/11	2,000,000	1,999,972
Federal Farm Credit Bank[1] 0.02% due 07/01/11	1,000,000	1,000,000

Total Federal Agency Discount Notes (Cost $5,999,923)		5,999,959

REPURCHASE AGREEMENTS††,3 - 63.5%
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	2,413,914	2,413,914
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	2,413,914	2,413,914
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	2,413,914	2,413,914
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	2,018,909	2,018,909
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	1,987,865	1,987,865

Total Repurchase Agreements (Cost $11,248,516)		11,248,516

Total Investments - 97.4% (Cost $17,248,439)		$17,248,475

Other Assets, Less Liabilities - 2.6%		455,578

Total Net Assets - 100.0%		$17,704,053

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
September 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $1,589,453)	13	$13,055
September 2011 U.S. Treasury Long Bond Futures Contracts (Aggregate Value of Contracts $1,599,000)	13	(45,846)

(Total Aggregate Value of Contracts $3,188,453)		$(32,791)

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2011 Australian Dollar Futures Contracts (Aggregate Value of Contracts $424,720)	4	1,275
September 2011 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $206,960)	2	(130)
September 2011 Swiss Franc Futures Contracts (Aggregate Value of Contracts $446,250)	3	(1,704)
September 2011 Japanese Yen Futures Contracts (Aggregate Value of Contracts $2,640,312)	17	(11,035)
September 2011 Euro Futures Contracts (Aggregate Value of Contracts $2,894,000)	16	(27,471)

(Total Aggregate Value of Contracts $6,612,242)		$(39,065)

COMMODITY FUTURES CONTRACTS PURCHASED †
March 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $200,469)	7	369
September 2011 Corn Futures Contracts (Aggregate Value of Contracts $939,600)	29	(112,791)

(Total Aggregate Value of Contracts $1,140,069)		$(112,422)

CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2011 British Pound Futures Contracts (Aggregate Value of Contracts $1,002,062)	10	$1,100

COMMODITY FUTURES CONTRACTS SOLD SHORT †
December 2011 Cotton #2 Futures Contracts (Aggregate Value of Contracts $237,180)	4	15,655
September 2011 Wheat Futures Contracts (Aggregate Value of Contracts $429,975)	14	12,209
August 2011 Lean Hogs Futures Contracts (Aggregate Value of Contracts $476,710)	13	4,845
December 2011 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $750,750)	5	2,318

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	June 30, 2011
MANAGED FUTURES STRATEGY FUND

		Unrealized
	Contracts	Gain (Loss)

August 2011 Live Cattle Futures Contracts (Aggregate Value of Contracts $620,900)	14	$1,716
November 2011 Soybean Futures Contracts (Aggregate Value of Contracts $970,500)	15	717
September 2011 Coffee Futures Contracts (Aggregate Value of Contracts $298,800)	3	(1,152)
September 2011 Silver Futures Contracts (Aggregate Value of Contracts $347,350)	2	(9,925)
September 2011 Cocoa Futures Contracts (Aggregate Value of Contracts $220,850)	7	(16,266)
September 2011 Copper Futures Contracts (Aggregate Value of Contracts $1,068,625)	10	(32,159)

(Total Aggregate Value of Contracts $5,421,640)		$(22,042)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[3]	Repurchase Agreements — See Note 5.

20 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

MANAGED FUTURES STRATEGY FUND
CONSOLIDATED STATEMENT
OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $5,999,923)	$5,999,959
Repurchase agreements, at value (cost 11,248,516)	11,248,516
Segregated cash with broker	542,940
Receivables:
Fund shares sold	638

Total assets	17,792,053

Liabilities:
Overdraft due to custodian bank	4,120
Payable for:
Fund shares redeemed	2,931
Management fees	12,845
Transfer agent and administrative fees	3,568
Investor service fees	3,568
Portfolio accounting fees	1,427
Variation margin	50,203
Miscellaneous	9,338

Total liabilities	88,000

Net assets	$17,704,053

Net Assets consist of:
Paid in capital	$18,293,463
Accumulated net investment loss	(168,337)
Accumulated net realized loss on investments	(215,891)
Net unrealized depreciation on investments	(205,182)

Net assets	$17,704,053
Capital shares outstanding	803,074
Net asset value per share	$22.05

CONSOLIDATED STATEMENT
OF OPERATIONS
(Unaudited)
Period Ended June 30, 2011

Investment income:
Interest	$5,214

Total investment income	5,214

Expenses:
Management fees	81,229
Transfer agent and administrative fees	19,641
Investor service fees	19,641
Portfolio accounting fees	7,857
Trustees’ fees*	1,305
Licensing fees	29,462
Professional fees	10,664
Miscellaneous	14,272

Total expenses	184,071
Less expenses waived by Advisor	(10,520)

Net expenses	173,551

Net investment loss	(168,337)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	778,748
Written options	747

Net realized gain	779,495

Net change in unrealized appreciation (depreciation) on:
Investments	(51)
Futures contracts	(931,699)

Net change in unrealized appreciation (depreciation)	(931,750)

Net realized and unrealized loss	(152,255)

Net decrease in net assets resulting from operations	$(320,592)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 21

MANAGED FUTURES STRATEGY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(168,337)	$(424,969)
Net realized gain (loss) on investments	779,495	(2,106,588)
Net change in unrealized appreciation (depreciation) on investments	(931,750)	974,968

Net decrease in net assets resulting from operations	(320,592)	(1,556,589)

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	7,054,762	19,457,158
Cost of shares redeemed	(4,663,075)	(30,900,254)

Net increase (decrease) from capital share transactions	2,391,687	(11,443,096)

Net increase (decrease) in net assets	2,071,095	(12,999,685)

Net assets:
Beginning of period	15,632,958	28,632,643

End of period	$17,704,053	$15,632,958

Accumulated net investment loss at end of period	$(168,337)	$—

CAPITAL SHARE ACTIVITY:
Shares sold	311,238	881,807
Shares redeemed	(206,877)	(1,417,904)

Net increase (decrease) in shares	104,361	(536,097)

22 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

MANAGED FUTURES STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,
	2011[a,f]	2010[f]	2009[f]	2008[b]

Per Share Data
Net asset value, beginning of period	$22.37	$23.19	$24.10	$25.00

Income (loss) from investment operations:
Net investment loss[c]	(.24)	(.43)	(.49)	(.08)
Net loss on investments (realized and unrealized)	(.08)	(.39)	(.42)	(.82)

Total from investment operations	(.32)	(.82)	(.91)	(.90)

Net asset value, end of period	$22.05	$22.37	$23.19	$24.10

Total Return[d]	(1.43%)	(3.54%)	(3.78%)	(3.60%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,704	$15,633	$28,633	$6,413

Ratios to average net assets:
Net investment loss	(2.14%)	(1.96%)	(2.08%)	(2.09%)
Total expenses	2.34%	2.19%	2.32%	2.21%
Net expenses[e]	2.21%	2.09%	2.20%	2.21%

Portfolio turnover rate	—	—	—	—

a	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

b	Since commencement of operations: November 7, 2008. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

c	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

d	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

e	Net expense information reflects the expense ratios after expense waivers.

f	Consolidated.

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 23

FUND PROFILE (Unaudited)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND
OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.
Inception: November 29, 2005
“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

Lubrizol Corp.	2.1%
Progress Energy, Inc.	2.1%
Bucyrus International, Inc. — Class A	2.1%
Nationwide Health Properties, Inc.	1.7%
Constellation Energy Group, Inc.	1.7%
Marshall & Ilsley Corp.	1.6%
Cephalon, Inc.	1.6%
Nicor, Inc.	1.6%
NSTAR	1.5%
SRA International, Inc. — Class A	1.4%

Top Ten Total	17.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
24 | the RYDEX | SGI variable trust semi-annual report

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 58.3%

INFORMATION TECHNOLOGY - 13.2%
SRA International, Inc. — Class A*,1	8,200	$253,544
Varian Semiconductor Equipment Associates, Inc.*,1	3,810	234,086
Telvent GIT S.A.*	5,600	222,880
National Semiconductor Corp.[1]	8,400	206,724
Accenture plc — Class A	2,960	178,843
SAVVIS, Inc.*,1	4,220	166,817
L-1 Identity Solutions, Inc.*,1	13,980	164,265
Lawson Software, Inc.*,1	9,105	102,158
Hypercom Corp.*,1	7,658	75,278
SMART Modular Technologies WWH, Inc.*	7,260	66,502
LoopNet, Inc.*,1	3,580	65,800
EMS Technologies, Inc.*	1,980	65,281
Mediamind Technologies, Inc.*	2,970	65,162
Verigy, Ltd.*,1	3,563	53,338
Analog Devices, Inc.[1]	890	34,835
AVX Corp.[1]	2,230	33,985
CA, Inc.[1]	1,440	32,890
Fiserv, Inc.*,1	510	31,941
Apple, Inc.*,1	90	30,210
Intuit, Inc.*,1	560	29,042
Maxim Integrated Products, Inc.[1]	1,060	27,094
Xerox Corp.[1]	2,470	25,713
Harris Corp.[1]	510	22,981
Broadridge Financial Solutions, Inc.[1]	840	20,219
eBay, Inc.*,1	610	19,685
Vishay Intertechnology, Inc.*,1	1,190	17,898
Fidelity National Information Services, Inc.[1]	570	17,550
Microchip Technology, Inc.[1]	420	15,922
Compuware Corp.*,1	1,572	15,343
Marvell Technology Group, Ltd.*,1	970	14,322
Tech Data Corp.*,1	290	14,178
SanDisk Corp.*,1	340	14,110
Cisco Systems, Inc.[1]	840	13,112
Fairchild Semiconductor International, Inc. — Class A*,1	710	11,864
Motorola Solutions, Inc.*,1	250	11,510
F5 Networks, Inc.*,1	100	11,025
Xilinx, Inc.[1]	300	10,941
Avago Technologies, Ltd.[1]	230	8,740
Motorola Mobility Holdings, Inc.*,1	360	7,934
Teradata Corp.*,1	110	6,622
Teradyne, Inc.*,1	420	6,216
Novellus Systems, Inc.*,1	160	5,782
Cognizant Technology Solutions Corp. — Class A*,1	70	5,134
NetApp, Inc.*,1	90	4,750
Salesforce.com, Inc.*,1	30	4,469
Synopsys, Inc.*,1	120	3,085
Lexmark International, Inc. — Class A*,1	70	2,048
Activision Blizzard, Inc.[1]	170	1,986
Molex, Inc.[1]	60	1,546
Solera Holdings, Inc.[1]	20	1,183
Atmel Corp.*,1	71	999
IAC/InterActiveCorp.*,1	20	763
Skyworks Solutions, Inc.*	1	23
Convergys Corp.*	1	14

Total Information Technology		2,458,342

UTILITIES - 10.1%
Progress Energy, Inc.[1]	8,310	398,963
Constellation Energy Group, Inc.[1]	8,130	308,615
Nicor, Inc.[1]	5,270	288,480
NSTAR[1]	6,190	284,616
DPL, Inc.[1]	6,380	192,421
Central Vermont Public Service Corp.[1]	1,870	67,600
NiSource, Inc.[1]	1,850	37,462
Westar Energy, Inc.[1]	1,370	36,867
Consolidated Edison, Inc.[1]	690	36,736
N.V. Energy, Inc.[1]	2,390	36,686
DTE Energy Co.[1]	720	36,014
Atmos Energy Corp.[1]	930	30,923
NRG Energy, Inc.*,1	890	21,876
Alliant Energy Corp.	510	20,737
Oneok, Inc.[1]	280	20,723
TECO Energy, Inc.[1]	940	17,757
UGI Corp.[1]	490	15,626
ITC Holdings Corp.[1]	150	10,765
Xcel Energy, Inc.[1]	230	5,589
CMS Energy Corp.[1]	230	4,529

Total Utilities		1,872,985

FINANCIALS - 9.4%
Nationwide Health Properties, Inc.	7,760	321,342
Marshall & Ilsley Corp.	38,600	307,642
Transatlantic Holdings, Inc.	2,640	129,386
Sterling Bancshares, Inc.	15,000	122,400
optionsXpress Holdings, Inc.	3,590	59,881
Annaly Capital Management, Inc.	2,850	51,414
Danvers Bancorp, Inc.	2,260	49,200
Center Financial Corp.*	6,710	42,609
American Financial Group, Inc.	1,020	36,404
Capital One Financial Corp.	700	36,169
Ameriprise Financial, Inc.	620	35,762
Reinsurance Group of America, Inc. — Class A	570	34,690
Torchmark Corp.	540	34,636
Weyerhaeuser Co.	1,570	34,320
Abington Bancorp, Inc.	3,230	33,689
Legg Mason, Inc.	1,010	33,088
XL Group plc — Class A	1,450	31,871
Endurance Specialty Holdings, Ltd.	740	30,584
NASDAQ OMX Group, Inc.*	1,190	30,107
Cowen Group, Inc. — Class A*	7,924	29,795

See Notes to Financial Statements.	the Rydex | SGI variable trust semi-annual report | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

Huntington Bancshares, Inc.	3,820	$25,059
CommonWealth REIT	760	19,638
East West Bancorp, Inc.	920	18,593
CapitalSource, Inc.	2,820	18,189
General Growth Properties, Inc.	1,070	17,858
Hospitality Properties Trust	720	17,460
New York Community Bancorp, Inc.	1,070	16,039
Leucadia National Corp.	470	16,027
Piedmont Office Realty Trust, Inc. — Class A	750	15,293
Weingarten Realty Investors	480	12,077
Axis Capital Holdings, Ltd.	390	12,074
Unum Group	430	10,956
Discover Financial Services	391	10,459
Forest City Enterprises, Inc. — Class A*	540	10,082
SL Green Realty Corp.	120	9,944
JPMorgan Chase & Co.	201	8,229
Commerce Bancshares, Inc.	150	6,450
MBIA, Inc.*	570	4,953
Validus Holdings, Ltd.	130	4,024
Hartford Financial Services Group, Inc.	120	3,164
Fifth Third Bancorp	230	2,933
Citigroup, Inc.	60	2,498
Rayonier, Inc.	30	1,960
Jones Lang LaSalle, Inc.	20	1,886
Affiliated Managers Group, Inc.*	10	1,015
UDR, Inc.	40	982
Aflac, Inc.	10	467
E*Trade Financial Corp.*	10	138
Allied World Assurance Company Holdings, Ltd.	1	58

Total Financials		1,753,494

INDUSTRIALS - 5.4%
Bucyrus International, Inc. — Class A1	4,310	395,055
KBR, Inc.[1]	980	36,936
Owens Corning*,1	980	36,603
Republic Services, Inc. — Class A1	970	29,924
Copa Holdings S.A. — Class A1	440	29,366
Union Pacific Corp.[1]	280	29,232
FedEx Corp.[1]	280	26,558
WW Grainger, Inc.[1]	170	26,120
Kirby Corp.*,1	431	24,425
Corrections Corporation of America*,1	1,040	22,516
Ryder System, Inc.[1]	380	21,603
Tyco International, Ltd.[1]	420	20,761
Kennametal, Inc.[1]	490	20,683
AGCO Corp.*,1	400	19,744
CNH Global N.V.*,1	490	18,938
L-3 Communications Holdings, Inc.[1]	210	18,365
Alexander & Baldwin, Inc.[1]	360	17,338
Northrop Grumman Corp.[1]	250	17,338
Navistar International Corp.*,1	290	16,373
Dover Corp.[1]	230	15,594
Emerson Electric Co.[1]	270	15,187
GATX Corp.[1]	400	14,848
Donaldson Company, Inc.[1]	220	13,350
Trinity Industries, Inc.[1]	380	13,254
CSX Corp.[1]	480	12,586
Pentair, Inc.[1]	300	12,108
Joy Global, Inc.[1]	100	9,524
Towers Watson & Co. — Class A1	140	9,199
Deere & Co.[1]	110	9,069
Raytheon Co.[1]	180	8,973
Kansas City Southern*,1	140	8,306
Parker Hannifin Corp.[1]	90	8,077
Regal-Beloit Corp.[1]	110	7,345
Hubbell, Inc. — Class B1	90	5,846
Thomas & Betts Corp.*,1	70	3,769
MSC Industrial Direct Co. — Class A1	50	3,315
CH Robinson Worldwide, Inc.[1]	40	3,154
Snap-On, Inc.[1]	50	3,124
WESCO International, Inc.*,1	40	2,164
General Cable Corp.*,1	40	1,703
Eaton Corp.[1]	30	1,543
Timken Co.[1]	30	1,512
URS Corp.*,1	20	895
Crane Co.	1	49
Babcock & Wilcox Co.*	1	28

Total Industrials		1,012,400

CONSUMER DISCRETIONARY - 4.5%
Pre-Paid Legal Services, Inc.*	1,450	96,411
California Pizza Kitchen, Inc.*,1	3,490	64,460
Warner Music Group Corp.*,1	6,016	49,452
Comcast Corp. — Class A1	1,480	37,503
Limited Brands, Inc.[1]	970	37,297
Wyndham Worldwide Corp.[1]	1,080	36,342
Whirlpool Corp.[1]	410	33,341
Darden Restaurants, Inc.[1]	670	33,339
Williams-Sonoma, Inc.[1]	860	31,381
Royal Caribbean Cruises, Ltd.*,1	730	27,477
Ross Stores, Inc.[1]	300	24,036
Brinker International, Inc.[1]	980	23,971
CBS Corp. — Class B1	760	21,652
Service Corporation International[1]	1,830	21,374
Priceline.com, Inc.*,1	40	20,477
Mattel, Inc.[1]	690	18,968
Interpublic Group of Companies, Inc.[1]	1,480	18,500
Liberty Global, Inc. — Class A*,1	410	18,466

26 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

TRW Automotive Holdings Corp.*,1	310	$18,299
Liberty Media Corporation — Interactive*,1	1,060	17,776
VF Corp.[1]	160	17,370
Amazon.com, Inc.*,1	80	16,359
NIKE, Inc. — Class B1	180	16,196
Netflix, Inc.*,1	60	15,761
McDonald’s Corp.[1]	170	14,335
International Speedway Corp. — Class A1	470	13,353
Autoliv, Inc.[1]	150	11,768
Ford Motor Co.*,1	800	11,032
Virgin Media, Inc.[1]	360	10,775
Leggett & Platt, Inc.[1]	440	10,727
Polo Ralph Lauren Corp. — Class A1	80	10,609
Career Education Corp.*,1	490	10,364
Time Warner Cable, Inc. — Class A1	110	8,584
Thor Industries, Inc.[1]	290	8,364
Foot Locker, Inc.[1]	220	5,227
Big Lots, Inc.*,1	150	4,973
Fortune Brands, Inc.[1]	50	3,189
Fossil, Inc.*,1	20	2,354
Liberty Media Corp. — Starz*,1	30	2,257
Advance Auto Parts, Inc.[1]	20	1,170
Phillips-Van Heusen Corp.	10	655
Coach, Inc.	10	639
The Gap, Inc.[1]	20	362

Total Consumer Discretionary		846,945

MATERIALS - 4.5%
Lubrizol Corp.[1]	2,980	400,125
Graham Packaging Company, Inc.*	7,740	195,203
Newmont Mining Corp.[1]	770	41,557
Cliffs Natural Resources, Inc.[1]	360	33,282
Cabot Corp.[1]	820	32,693
MeadWestvaco Corp.[1]	730	24,316
Alcoa, Inc.[1]	1,100	17,446
CF Industries Holdings, Inc.[1]	120	17,001
Domtar Corp.[1]	170	16,102
Cytec Industries, Inc.[1]	280	16,013
Bemis Company, Inc.[1]	400	13,512
Packaging Corporation of America[1]	380	10,636
Celanese Corp. — Class A1	130	6,930
Freeport-McMoRan Copper & Gold, Inc. — Class B1	100	5,290
Sealed Air Corp.[1]	160	3,806
Dow Chemical Co.[1]	60	2,160
E. I. du Pont de Nemours & Co.[1]	30	1,622
Ball Corp.[1]	40	1,538
Ashland, Inc.	1	65

Total Materials		839,297

HEALTH CARE - 4.5%
Cephalon, Inc.*,1	3,760	300,424
Rural/Metro Corp.*	4,040	69,650
Amgen, Inc.*,1	870	50,764
Cooper Companies, Inc.[1]	490	38,827
LifePoint Hospitals, Inc.*,1	910	35,563
Biogen Idec, Inc.*,1	330	35,284
Kendle International, Inc.*,1	2,120	31,970
Humana, Inc.[1]	370	29,800
Endo Pharmaceuticals Holdings, Inc.*,1	570	22,897
Bio-Rad Laboratories, Inc. — Class A*,1	160	19,098
AmerisourceBergen Corp. — Class A1	440	18,216
Forest Laboratories, Inc.*,1	460	18,096
SXC Health Solutions Corp.*,1	290	17,087
Gilead Sciences, Inc.*,1	380	15,736
Coventry Health Care, Inc.*,1	420	15,317
UnitedHealth Group, Inc.[1]	270	13,927
Perrigo Co.[1]	140	12,302
Kinetic Concepts, Inc.*,1	210	12,102
Illumina, Inc.*,1	160	12,024
BioMarin Pharmaceutical, Inc.*,1	420	11,428
McKesson Corp.[1]	130	10,874
Alexion Pharmaceuticals, Inc.*,1	221	10,394
United Therapeutics Corp.*,1	150	8,265
ResMed, Inc.*,1	190	5,880
Henry Schein, Inc.*,1	80	5,727
Teleflex, Inc.[1]	70	4,274
Myriad Genetics, Inc.*,1	120	2,725
WellPoint, Inc.[1]	30	2,363
Edwards Lifesciences Corp.*,1	20	1,744
Pfizer, Inc.[1]	70	1,442
Community Health Systems, Inc.*,1	21	539
Omnicare, Inc.	1	32

Total Health Care		834,771

CONSUMER STAPLES - 2.7%
BJ’s Wholesale Club, Inc.*,1	3,880	195,358
ConAgra Foods, Inc.[1]	1,490	38,457
Estee Lauder Companies, Inc. — Class A1	340	35,765
Energizer Holdings, Inc.*,1	490	35,456
JM Smucker Co.[1]	460	35,162
Reynolds American, Inc.[1]	860	31,863
Molson Coors Brewing Co. — Class B1	680	30,423
Smithfield Foods, Inc.*,1	910	19,902
Tyson Foods, Inc. — Class A1	940	18,255
Herbalife, Ltd.[1]	280	16,139
Philip Morris International, Inc.[1]	240	16,025
Coca-Cola Enterprises, Inc.[1]	520	15,174
Whole Foods Market, Inc.[1]	70	4,442
Costco Wholesale Corp.[1]	50	4,062
Lorillard, Inc.[1]	20	2,177
Kroger Co.[1]	80	1,984
Kraft Foods, Inc. — Class A	1	35

Total Consumer Staples		500,679

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

ENERGY - 2.6%
Ensco plc ADR	1,178	$62,801
Southern Union Co.	1,490	59,824
Marathon Oil Corp.	700	36,876
Duncan Energy Partners, LP1	790	34,175
Murphy Oil Corp.	510	33,487
Sunoco, Inc.	780	32,534
Spectra Energy Corp.	1,000	27,410
Valero Energy Corp.	1,060	27,104
ConocoPhillips	330	24,813
Rowan Companies, Inc.*	630	24,450
Hess Corp.	310	23,176
SEACOR Holdings, Inc.	210	20,992
Oil States International, Inc.*	220	17,580
QEP Resources, Inc.	370	15,477
National Oilwell Varco, Inc.	160	12,514
Chevron Corp.	120	12,341
Occidental Petroleum Corp.	80	8,323
Patterson-UTI Energy, Inc.	250	7,903
Tesoro Corp.*	90	2,062
Cimarex Energy Co.	20	1,798
Core Laboratories N.V.	10	1,115
Teekay Corp.	21	648
Atwood Oceanics, Inc.*	10	441
Newfield Exploration Co.*	1	68

Total Energy		487,912

TELECOMMUNICATION SERVICES - 1.4%
Global Crossing, Ltd.*,1	5,790	222,220
Verizon Communications, Inc.[1]	740	27,550
Frontier Communications Corp.[1]	1,060	8,554
Telephone & Data Systems, Inc.[1]	80	2,486
AT&T, Inc.[1]	70	2,199
MetroPCS Communications, Inc.*,1	70	1,205

Total Telecommunication Services		264,214

Total Common Stocks (Cost $10,044,904)		10,871,039

EXCHANGE TRADED FUNDS† - 1.8%
iShares MSCI United Kingdom Index Fund[1]	6,360	113,272
iShares MSCI Chile Investable Market Index Fund[1]	550	41,453
iShares MSCI EAFE Index Fund[1]	660	39,692
iShares MSCI Malaysia Index Fund[1]	1,827	27,917
iShares MSCI South Korea Index Fund[1]	420	27,300
iShares MSCI Emerging Markets Index Fund[1]	500	23,800
iShares MSCI Australia Index Fund[1]	680	17,714
Vanguard MSCI Emerging Markets ETF[1]	270	13,127
iShares MSCI Sweden Index Fund[1]	400	12,712
iShares MSCI France Index Fund[1]	440	12,162
iShares MSCI Switzerland Index Fund[1]	450	11,975
iShares MSCI Spain Index Fund[1]	130	5,478

Total Exchange Traded Funds (Cost $290,890)		346,602

CLOSED-END FUNDS† - 11.1%
Cohen & Steers Infrastructure Fund, Inc.[1]	8,089	143,984
Royce Value Trust, Inc.[1]	9,113	135,970
Gabelli Dividend & Income Trust[1]	7,852	130,579
Cohen & Steers REIT and Preferred Income Fund, Inc.[1]	7,063	114,562
Liberty All Star Equity Fund[1]	20,802	107,546
Calamos Strategic Total Return Fund[1]	9,673	92,571
Eaton Vance Tax-Advantaged Dividend Income Fund[1]	4,735	81,915
Alpine Global Premier Properties Fund[1]	11,034	79,334
Adams Express Co.[1]	5,942	66,194
H&Q Healthcare Investors[1]	3,908	61,316
DWS High Income Opportunities Fund, Inc.[1]	4,039	58,808
Tri-Continental Corp.[1]	3,897	58,182
John Hancock Bank and Thrift Opportunity Fund[1]	3,537	58,113
John Hancock Tax-Advantaged Dividend Income Fund[1]	3,254	53,626
Petroleum & Resources Corp.[1]	1,780	52,492
Macquarie Global Infrastructure Total Return Fund, Inc.[1]	2,599	48,263
BlackRock Strategic Equity Dividend Trust[1]	4,397	46,960
General American Investors Company, Inc.[1]	1,331	37,348
Swiss Helvetia Fund, Inc.	2,375	35,482
LMP Capital and Income Fund, Inc.	2,357	32,338
Zweig Fund, Inc.[1]	9,005	30,887
Eaton Vance Enhanced Equity Income Fund[1]	2,565	30,780
Eaton Vance Tax-Managed Diversified Equity Income Fund[1]	2,809	30,674
Calamos Global Dynamic Income Fund[1]	3,497	30,424
Guggenheim Enhanced Equity Strategy Fund[1]	1,693	29,289
Clough Global Equity Fund[1]	1,975	29,230
Eaton Vance Tax-Managed Buy-Write Income Fund[1]	2,110	29,055
Eaton Vance Tax-Managed Buy-Write Opportunities Fund[1]	2,221	28,273
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund[1]	2,323	28,178

28 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

First Trust Enhanced Equity Income Fund[1]	2,255	$27,804
Eaton Vance Tax-Managed Global Diversified Equity Income Fund[1]	2,639	27,630
Royce Micro-Capital Trust, Inc.[1]	2,669	26,370
GDL Fund[1]	1,833	24,581
Neuberger Berman Real Estate Securities Income Fund, Inc.[1]	5,159	22,184
Nuveen Diversified Dividend and Income Fund[1]	1,904	21,744
Cohen & Steers Dividend Majors Fund, Inc.[1]	1,471	20,668
Source Capital, Inc.[1]	352	20,219
Liberty All Star Growth Fund, Inc.[1]	4,280	19,003
Nuveen Tax-Advantaged Dividend Growth Fund[1]	1,299	17,212
LMP Real Estate Income Fund, Inc.[1]	1,531	16,121
Lazard Global Total Return and Income Fund, Inc.[1]	987	15,516
Macquarie[1]	866	13,847
Royce Focus Trust, Inc.[1]	1,455	11,353
H&Q Life Sciences Investors[1]	886	11,040
Diamond Hill Financial Trends Fund, Inc.[1]	333	3,280

Total Closed-End Funds (Cost $1,618,625)		2,060,945

	Face
	Amount
REPURCHASE AGREEMENTS††,2 - 25.7%
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	$1,027,028	1,027,028
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	1,027,028	1,027,028
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	1,027,028	1,027,028
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	858,967	858,967
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	845,760	845,760

Total Repurchase Agreements (Cost $4,785,811)		4,785,811

Total Long Investments — 96.9% (Cost $16,740,230)		$18,064,397

COMMON STOCKS SOLD SHORT† — (35.1)%

CONSUMER STAPLES — (1.2)%
Constellation Brands, Inc. — Class A*	50	(1,041)
Dean Foods Co.*	180	(2,209)
Avon Products, Inc.	90	(2,520)
Altria Group, Inc.	100	(2,641)
Brown-Forman Corp. — Class B	50	(3,735)
PepsiCo, Inc.	60	(4,226)
Safeway, Inc.	200	(4,674)
Campbell Soup Co.	190	(6,564)
Green Mountain Coffee Roasters, Inc.*	90	(8,033)
Bunge Ltd.	170	(11,722)
Archer-Daniels-Midland Co.	390	(11,759)
Mead Johnson Nutrition Co. — Class A	190	(12,834)
Colgate-Palmolive Co.	160	(13,986)
Clorox Co.	220	(14,837)
HJ Heinz Co.	310	(16,517)
Procter & Gamble Co.	260	(16,528)
Central European Distribution Corp.*	1,580	(17,696)
Kellogg Co.	320	(17,702)
Sysco Corp.	580	(18,084)
Hershey Co.	330	(18,760)
SUPERVALU, Inc.	2,000	(18,820)

Total Consumer Staples		(224,888)

MATERIALS — (1.3)%
Praxair, Inc.	10	(1,084)
Royal Gold, Inc.	40	(2,343)
Owens-Illinois, Inc.*	110	(2,839)
International Paper Co.	140	(4,175)
Compass Minerals International, Inc.	50	(4,303)
Huntsman Corp.	280	(5,278)
Temple-Inland, Inc.	290	(8,625)
United States Steel Corp.	250	(11,510)
Southern Copper Corp.	360	(11,833)
Commercial Metals Co.	970	(13,919)
Intrepid Potash, Inc.*	460	(14,950)
Eagle Materials, Inc.	560	(15,607)
Nucor Corp.	380	(15,663)
Nalco Holding Co.	580	(16,130)
Vulcan Materials Co.	460	(17,724)
Monsanto Co.	250	(18,135)
Ecolab, Inc.	330	(18,605)
Airgas, Inc.	270	(18,911)
AK Steel Holding Corp.	1,210	(19,070)
Martin Marietta Materials, Inc.	240	(19,193)

Total Materials		(239,897)

TELECOMMUNICATION SERVICES — (1.7)%
Crown Castle International Corp.*	10	(408)
NII Holdings, Inc.*	130	(5,509)
Windstream Corp.	600	(7,776)
Sprint Nextel Corp.*	2,300	(12,397)
Leap Wireless International, Inc.*	990	(16,068)

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued)	June 30, 2011
MULTI-HEDGE STRATEGIES FUND

	Shares	Value

American Tower Corp. — Class A*	310	$(16,213)
SBA Communications Corp. — Class A*	470	(17,949)
Level 3 Communications, Inc.*	98,570	(240,511)

Total Telecommunication Services		(316,831)

HEALTH CARE — (1.7)%
Patterson Companies, Inc.	20	(658)
Medco Health Solutions, Inc.*	30	(1,696)
Celgene Corp.*	40	(2,413)
Human Genome Sciences, Inc.*	100	(2,454)
DENTSPLY International, Inc.	100	(3,808)
Hologic, Inc.*	190	(3,832)
Regeneron Pharmaceuticals, Inc.*	80	(4,537)
Hill-Rom Holdings, Inc.	110	(5,064)
Express Scripts, Inc. — Class A*	100	(5,398)
Boston Scientific Corp.*	820	(5,666)
Cerner Corp.*	120	(7,333)
Techne Corp.	110	(9,171)
Dendreon Corp.*	270	(10,649)
Intuitive Surgical, Inc.*	30	(11,163)
Covance, Inc.*	200	(11,874)
CareFusion Corp.*	530	(14,400)
Quest Diagnostics, Inc.	270	(15,957)
Brookdale Senior Living, Inc. — Class A*	680	(16,490)
VCA Antech, Inc.*	780	(16,536)
Vertex Pharmaceuticals, Inc.*	330	(17,157)
Lincare Holdings, Inc.	590	(17,269)
Laboratory Corporation of America Holdings*	180	(17,422)
Alere, Inc.*	480	(17,578)
Allscripts Healthcare Solutions, Inc.*	920	(17,867)
Charles River Laboratories International, Inc.*	440	(17,886)
Amylin Pharmaceuticals, Inc.*	1,340	(17,902)
Health Net, Inc.*	570	(18,308)
Allergan, Inc.	220	(18,315)
Hospira, Inc.*	330	(18,698)

Total Health Care		(327,501)

ENERGY — (2.1)%
Williams Companies, Inc.	90	(2,723)
Denbury Resources, Inc.*	150	(3,000)
Unit Corp.*	50	(3,046)
Halliburton Co.	70	(3,570)
Noble Energy, Inc.	40	(3,585)
Plains Exploration & Production Co.*	110	(4,193)
Diamond Offshore Drilling, Inc.	80	(5,633)
Schlumberger, Ltd.	80	(6,912)
Weatherford International Ltd.*	530	(9,938)
SandRidge Energy, Inc.*	1,130	(12,046)
Cameron International Corp.*	270	(13,578)
Energen Corp.	280	(15,820)
EOG Resources, Inc.	160	(16,728)
Ultra Petroleum Corp.*	370	(16,946)
FMC Technologies, Inc.*	380	(17,020)
Petrohawk Energy Corp.*	690	(17,022)
Cobalt International Energy, Inc.*	1,270	(17,310)
Consol Energy, Inc.	360	(17,453)
Southwestern Energy Co.*	410	(17,581)
Exterran Holdings, Inc.*	900	(17,847)
Comstock Resources, Inc.*	620	(17,850)
Continental Resources, Inc.*	280	(18,175)
Range Resources Corp.	330	(18,315)
Cabot Oil & Gas Corp.	320	(21,219)
Enterprise Products Partners, LP	810	(35,000)
Ensco plc ADR	1,220	(65,026)

Total Energy		(397,536)

CONSUMER DISCRETIONARY — (2.5)%
Sirius XM Radio, Inc.*	70	(153)
Clear Channel Outdoor Holdings, Inc. — Class A*	20	(254)
Gannett Company, Inc.	40	(573)
Scripps Networks Interactive, Inc. — Class A	30	(1,466)
KB Home	160	(1,565)
Hyatt Hotels Corp. — Class A*	40	(1,633)
Choice Hotels International, Inc.	50	(1,668)
Las Vegas Sands Corp.*	40	(1,688)
Dick’s Sporting Goods, Inc.*	60	(2,307)
Expedia, Inc.	100	(2,899)
Lowe’s Companies, Inc.	160	(3,730)
Weight Watchers International, Inc.	50	(3,773)
BorgWarner, Inc.*	50	(4,039)
H&R Block, Inc.	270	(4,331)
Abercrombie & Fitch Co. — Class A	70	(4,684)
LKQ Corp.*	180	(4,696)
Tempur-Pedic International, Inc.*	80	(5,426)
Johnson Controls, Inc.	150	(6,249)
Liberty Media Corp. — Capital*	80	(6,860)
Pulte Group, Inc.*	1,000	(7,660)
WMS Industries, Inc.*	290	(8,909)
Cablevision Systems Corp. — Class A	250	(9,052)
Best Buy Company, Inc.	290	(9,109)
Lamar Advertising Co. — Class A*	360	(9,853)
Wynn Resorts, Ltd.	70	(10,048)
RadioShack Corp.	820	(10,914)
Hasbro, Inc.	250	(10,982)
Toll Brothers, Inc.*	550	(11,407)
Newell Rubbermaid, Inc.	770	(12,151)
Urban Outfitters, Inc.*	480	(13,512)
Harley-Davidson, Inc.	340	(13,930)
NVR, Inc.*	20	(14,510)
Marriott International, Inc. — Class A	430	(15,261)
Regal Entertainment Group — Class A	1,260	(15,548)
DreamWorks Animation SKG, Inc. — Class A*	780	(15,678)

30 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued) MULTI-HEDGE STRATEGIES FUND	June 30, 2011

	Shares	Value

MDC Holdings, Inc.	660	$(16,262)
MGM Resorts International*	1,280	(16,909)
Central European Media
Enterprises, Ltd. — Class A*	870	(17,183)
Home Depot, Inc.	480	(17,386)
International Game Technology	990	(17,404)
Bally Technologies, Inc.*	430	(17,492)
Chico’s FAS, Inc.	1,210	(18,428)
Goodyear Tire & Rubber Co.*	1,100	(18,447)
Morningstar, Inc.	310	(18,842)
Hillenbrand, Inc.	820	(19,393)
New York Times Co. — Class A*	2,240	(19,533)
Office Depot, Inc.*	4,680	(19,750)

Total Consumer Discretionary		(463,547)

INDUSTRIALS — (2.9)%
Textron, Inc.	40	(944)
Lincoln Electric Holdings, Inc.	39	(1,398)
Caterpillar, Inc.	20	(2,129)
Boeing Co.	30	(2,218)
RR Donnelley & Sons Co.	120	(2,353)
Roper Industries, Inc.	30	(2,499)
Cooper Industries plc — Class A	60	(3,580)
United Technologies Corp.	50	(4,425)
Valmont Industries, Inc.	50	(4,820)
Carlisle Companies, Inc.	110	(5,415)
BE Aerospace, Inc.*	160	(6,530)
UTI Worldwide, Inc.	360	(7,088)
CoStar Group, Inc.*	140	(8,299)
Manpower, Inc.	160	(8,584)
Spirit Aerosystems Holdings, Inc. — Class A*	430	(9,460)
Fastenal Co.	300	(10,797)
Quanta Services, Inc.*	560	(11,312)
United Parcel Service, Inc. — Class B	170	(12,398)
KAR Auction Services, Inc.*	720	(13,615)
Terex Corp.*	490	(13,941)
Chicago Bridge & Iron Company N.V.	360	(14,004)
United Continental Holdings, Inc.*	630	(14,257)
PACCAR, Inc.	280	(14,305)
Robert Half International, Inc.	530	(14,326)
Expeditors International of Washington, Inc.	320	(16,381)
Illinois Tool Works, Inc.	290	(16,382)
Alliant Techsystems, Inc.	230	(16,406)
Masco Corp.	1,370	(16,481)
Lockheed Martin Corp.	210	(17,004)
Lennox International, Inc.	400	(17,228)
Graco, Inc.	360	(18,238)
Manitowoc Company, Inc.	1,100	(18,524)
Iron Mountain, Inc.	550	(18,750)
J.B. Hunt Transport Services, Inc.	400	(18,836)
Con-way, Inc.	490	(19,017)
Landstar System, Inc.	410	(19,057)
Oshkosh Corp.*	680	(19,679)
USG Corp.*	1,380	(19,789)
WABCO Holdings, Inc.*	290	(20,027)
AMR Corp.*	4,650	(25,110)
Delta Air Lines, Inc.*	3,100	(28,427)
Jacobs Engineering Group, Inc.*	670	(28,978)

Total Industrials		(543,011)

INFORMATION TECHNOLOGY — (3.0)%
Corning, Inc.	90	(1,634)
Brocade Communications Systems, Inc.*	380	(2,455)
Cree, Inc.*	80	(2,687)
Alliance Data Systems Corp.*	30	(2,822)
Juniper Networks, Inc.*	100	(3,150)
Ingram Micro, Inc. — Class A*	230	(4,172)
Akamai Technologies, Inc.*	150	(4,721)
Jabil Circuit, Inc.	250	(5,050)
NVIDIA Corp.*	340	(5,418)
Yahoo!, Inc.*	380	(5,715)
FLIR Systems, Inc.	170	(5,731)
Dolby Laboratories, Inc. — Class A*	180	(7,643)
Nuance Communications, Inc.*	360	(7,729)
Monster Worldwide, Inc.*	550	(8,063)
AOL, Inc.*	410	(8,143)
Tellabs, Inc.	2,029	(9,354)
Equinix, Inc.*	100	(10,102)
MEMC Electronic Materials, Inc.*	1,300	(11,089)
Ciena Corp.*	640	(11,763)
Genpact, Ltd.*	690	(11,896)
Itron, Inc.*	280	(13,485)
Mastercard, Inc. — Class A	50	(15,067)
Avnet, Inc.*	490	(15,621)
Autodesk, Inc.*	410	(15,826)
Advanced Micro Devices, Inc.*	2,270	(15,867)
Adobe Systems, Inc.*	520	(16,354)
QLogic Corp.*	1,040	(16,557)
Paychex, Inc.	540	(16,589)
Western Union Co.	840	(16,825)
National Instruments Corp.	570	(16,923)
Seagate Technology plc	1,070	(17,291)
Intersil Corp. — Class A	1,360	(17,476)
Electronic Arts, Inc.*	750	(17,700)
ANSYS, Inc.*	330	(18,041)
Zebra Technologies Corp. — Class A*	430	(18,133)
PMC — Sierra, Inc.*	2,420	(18,319)
LSI Corp.*	2,580	(18,370)
Silicon Laboratories, Inc.*	450	(18,567)
Symantec Corp.*	960	(18,931)
Rambus, Inc.*	1,300	(19,084)
VeriFone Systems, Inc.*	1,850	(82,047)

Total Information Technology		(552,410)

UTILITIES — (8.6)%
Entergy Corp.	10	(683)
Great Plains Energy, Inc.	70	(1,451)
Hawaiian Electric Industries, Inc.	300	(7,218)
FirstEnergy Corp.	340	(15,011)
Sempra Energy	300	(15,864)

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued) MULTI-HEDGE STRATEGIES FUND	June 30, 2011

	Shares	Value

PG&E Corp.	380	$(15,971)
Vectren Corp.	600	(16,716)
National Fuel Gas Co.	240	(17,472)
Public Service Enterprise Group, Inc.	540	(17,626)
MDU Resources Group, Inc.	790	(17,775)
GenOn Energy, Inc.*	4,640	(17,910)
PPL Corp.	650	(18,090)
Dominion Resources, Inc.	380	(18,343)
NextEra Energy, Inc.	320	(18,387)
Wisconsin Energy Corp.	590	(18,497)
Southern Co.	460	(18,575)
Questar Corp.	1,050	(18,595)
Integrys Energy Group, Inc.	360	(18,662)
Calpine Corp.*	1,270	(20,485)
AES Corp.*	2,290	(29,175)
Ormat Technologies, Inc.	1,370	(30,154)
AGL Resources, Inc.	4,690	(190,930)
Northeast Utilities	8,460	(297,538)
Exelon Corp.	7,880	(337,579)
Duke Energy Corp.	22,610	(425,746)

Total Utilities		(1,604,453)

FINANCIALS — (10.1)%
Regions Financial Corp.	40	(248)
Hanover Insurance Group, Inc.	10	(377)
Berkshire Hathaway, Inc. — Class B*	5	(387)
State Street Corp.	10	(451)
PNC Financial Services Group, Inc.	10	(596)
Invesco, Ltd.	30	(702)
U.S. Bancorp	30	(765)
MetLife, Inc.	20	(877)
Boston Properties, Inc.	10	(1,062)
IntercontinentalExchange, Inc.*	10	(1,247)
Wells Fargo & Co.	50	(1,403)
Moody’s Corp.	40	(1,534)
Digital Realty Trust, Inc.	30	(1,853)
Bank of Hawaii Corp.	40	(1,861)
Associated Banc-Corp.	140	(1,946)
SunTrust Banks, Inc.	100	(2,580)
KeyCorp	330	(2,749)
Assured Guaranty, Ltd.	180	(2,936)
American National Insurance Co.	40	(3,100)
Hudson City Bancorp, Inc.	379	(3,104)
Lincoln National Corp.	110	(3,134)
City National Corp.	70	(3,797)
Principal Financial Group, Inc.	130	(3,955)
Janus Capital Group, Inc.	450	(4,248)
TD Ameritrade Holding Corp.	220	(4,292)
Washington Federal, Inc.	270	(4,436)
Equity Residential	80	(4,800)
Bank of New York Mellon Corp.	190	(4,868)
Allstate Corp.	180	(5,495)
Zions Bancorporation	229	(5,498)
CB Richard Ellis Group, Inc. — Class A*	220	(5,524)
Fulton Financial Corp.	560	(5,998)
Plum Creek Timber Company, Inc.	150	(6,081)
Prudential Financial, Inc.	100	(6,359)
Goldman Sachs Group, Inc.	50	(6,655)
First Citizens BancShares,
Inc. — Class A	40	(7,489)
Franklin Resources, Inc.	60	(7,877)
Northern Trust Corp.	180	(8,273)
Host Hotels & Resorts, Inc.	510	(8,645)
BOK Financial Corp.	160	(8,763)
Kimco Realty Corp.	480	(8,947)
HCP, Inc.	260	(9,539)
Jefferies Group, Inc.	500	(10,200)
First Horizon National Corp.	1,070	(10,208)
Synovus Financial Corp.	5,010	(10,421)
Everest Re Group, Ltd.	150	(12,263)
SEI Investments Co.	550	(12,381)
Brown & Brown, Inc.	500	(12,830)
Cullen	250	(14,213)
TCF Financial Corp.	1,130	(15,594)
Markel Corp.*	40	(15,872)
Brandywine Realty Trust	1,370	(15,878)
Alleghany Corp.*	50	(16,656)
OneBeacon Insurance Group, Ltd. — Class A	1,250	(16,738)
Corporate Office Properties Trust	540	(16,799)
White Mountains Insurance Group, Ltd.	40	(16,806)
AON Corp.	330	(16,929)
Liberty Property Trust	520	(16,942)
Mack-Cali Realty Corp.	530	(17,458)
Eaton Vance Corp.	580	(17,533)
Bank of America Corp.	1,610	(17,646)
Duke Realty Corp.	1,260	(17,653)
Vornado Realty Trust	190	(17,704)
Old Republic International Corp.	1,510	(17,742)
Mercury General Corp.	450	(17,770)
Progressive Corp.	840	(17,959)
Regency Centers Corp.	410	(18,028)
Capitol Federal Financial, Inc.	1,540	(18,110)
Popular, Inc.*	6,670	(18,409)
MSCI, Inc. — Class A*	490	(18,463)
American Express Co.	360	(18,612)
SLM Corp.	1,110	(18,659)
Marsh & McLennan Companies, Inc.	600	(18,714)
Greenhill & Company, Inc.	350	(18,837)
BancorpSouth, Inc.	1,540	(19,111)
Genworth Financial, Inc. — Class A*	2,050	(21,074)
BB&T Corp.	960	(25,766)
TFS Financial Corp.	2,730	(26,426)
People’s United Financial, Inc.	2,070	(27,821)
Cowen Group, Inc. — Class A*	7,970	(29,967)
Susquehanna Bancshares, Inc.	4,450	(35,600)
Nara Bancorp, Inc.*	5,310	(43,170)
Charles Schwab Corp.	3,690	(60,701)
Comerica, Inc.	3,580	(123,761)

32 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued) MULTI-HEDGE STRATEGIES FUND	June 30, 2011

	Shares	Value

Allied World Assurance Company
Holdings, Ltd.	2,470	$(142,223)
Bank of Montreal	4,890	(310,760)
Ventas, Inc.	6,160	(324,694)

Total Financials		(1,875,552)

Total Common Stocks Sold Short
(Proceeds $6,243,724)		(6,545,626)

EXCHANGE TRADED FUNDS SOLD SHORT† - (11.3)%
iShares MSCI South Africa Index Fund	20	(1,421)
iShares MSCI Belgium Investable
Market Index Fund	179	(2,526)
iShares MSCI Turkey Index Fund	70	(4,172)
iShares MSCI Japan Index Fund	413	(4,308)
iShares MSCI Taiwan Index Fund	286	(4,342)
iShares MSCI Singapore Index Fund	410	(5,629)
Market Vectors Gold Miners	159	(8,680)
iShares MSCI Germany Index Fund	440	(11,832)
iShares MSCI Brazil Index Fund	200	(14,670)
iShares MSCI BRIC Index Fund	330	(15,774)
iShares MSCI EMU Index Fund	440	(17,085)
iShares MSCI Hong Kong Index Fund	1,200	(22,224)
iPath MSCI India Index ETN	340	(23,831)
iShares MSCI Italy Index Fund	1,450	(25,535)
iShares MSCI Canada Index Fund	940	(29,770)
iShares Russell 1000 Growth Index Fund	572	(34,823)
iShares MSCI Netherlands Investable Market Index Fund	1,700	(36,652)
Powershares QQQ Trust Series 1	671	(38,281)
iShares MSCI Mexico Investable Market Index Fund	770	(48,171)
iShares Dow Jones US Real Estate Index Fund	1,957	(118,007)
iShares Russell 1000 Value Index Fund	1,948	(133,009)
iShares Russell 2000 Index Fund	3,828	(316,958)
SPDR S&P 500 ETF Trust	9,018	(1,190,105)

Total Exchange Traded Funds Sold Short (Proceeds $1,798,525)		(2,107,805)

Total Securities Sold Short — (46.4)% (Proceeds $8,042,249)		$(8,653,431)

Cash & Other Assets, Less Liabilities — 49.5%		9,230,897

Total Net Assets — 100.0%		$18,641,863

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
September 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $1,566,740)	19	$77,893
September 2011 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $1,561,600)	16	62,059
September 2011 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $3,912,500)	32	(3,296)
December 2011 Volatility Index Futures Contracts (Aggregate Value of Contracts $3,488,100)	154	(69,816)

(Total Aggregate Value of Contracts $10,528,940)		$66,840

COMMODITY FUTURES CONTRACTS PURCHASED†
October 2011 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $584,934)	5	82,551
October 2011 Sugar #11 Futures Contracts (Aggregate Value of Contracts $675,685)	23	57,570
May 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $641,000)	20	43,934
October 2011 Lean Hogs Futures Contracts (Aggregate Value of Contracts $586,330)	17	36,129
April 2012 Heating Oil Futures Contracts (Aggregate Value of Contracts $630,336)	5	24,240
February 2012 Live Cattle Futures Contracts (Aggregate Value of Contracts $581,640)	12	17,219
June 2012 WTI Crude Futures Contracts (Aggregate Value of Contracts $596,880)	6	6,205
September 2011 Copper Futures Contracts (Aggregate Value of Contracts $106,863)	1	4,010
December 2011 LME Zinc Futures Contracts (Aggregate Value of Contracts $59,619)	1	3,440

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued) MULTI-HEDGE STRATEGIES FUND	June 30, 2011

		Unrealized
	Contracts	Gain (Loss)

November 2011 LME Lead Futures Contracts (Aggregate Value of Contracts $66,977)	1	$1,299
May 2012 Coffee ‘C’ Futures Contracts (Aggregate Value of Contracts $102,337)	1	344
September 2011 LME Primary Aluminum Futures Contracts (Aggregate Value of Contracts $63,275)	1	(2,285)
August 2011 Gold 100 Oz Futures Contracts (Aggregate Value of Contracts $149,920)	1	(2,923)
April 2012 Natural Gas Futures Contracts (Aggregate Value of Contracts $607,750)	13	(20,117)
September 2011 Soybean Futures Contracts (Aggregate Value of Contracts $647,750)	10	(28,309)
May 2012 Soybean Oil Futures Contracts (Aggregate Value of Contracts $646,950)	19	(37,510)
December 2011 Corn Futures Contracts (Aggregate Value of Contracts $682,550)	22	(68,123)
July 2012 Wheat Futures Contracts (Aggregate Value of Contracts $583,400)	16	(122,929)

(Total Aggregate Value of Contracts $8,014,196)		$(5,255)

FUTURES CONTRACTS SOLD SHORT†
September 2011 Volatility Index Futures Contracts (Aggregate Value of Contracts $2,318,400)	112	242,443
September 2011 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $12,939,438)	59	(12,070)
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,222,363)	49	(102,645)

(Total Aggregate Value of Contracts $18,480,201)		$127,728

COMMODITY FUTURES CONTRACTS SOLD SHORT †
December 2011 Wheat Futures Contracts (Aggregate Value of Contracts $657,500)	20	57,010
March 2012 Corn Futures Contracts (Aggregate Value of Contracts $601,113)	19	45,050
December 2011 Natural Gas Futures Contracts (Aggregate Value of Contracts $663,600)	14	36,319
January 2012 Soybean Futures Contracts (Aggregate Value of Contracts $586,912)	9	31,520
February 2012 Lean Hogs Futures Contracts (Aggregate Value of Contracts $586,160)	17	14,170
October 2011 Soybean Oil Futures Contracts (Aggregate Value of Contracts $601,452)	18	11,580
October 2011 Heating Oil Futures Contracts (Aggregate Value of Contracts $622,944)	5	(764)
October 2011 Live Cattle Futures Contracts (Aggregate Value of Contracts $609,440)	13	(9,319)
December 2011 RBOB Gasoline Futures Contracts (Aggregate Value of Contracts $690,908)	6	(31,032)
November 2011 WTI Crude Oil Futures Contracts (Aggregate Value of Contracts $676,270)	7	(31,241)

34 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (continued) MULTI-HEDGE STRATEGIES FUND	June 30, 2011

		Unrealized
	Contracts	Gain (Loss)

March 2012 Cocoa Futures Contracts (Aggregate Value of Contracts $641,800)	20	$(44,166)
March 2012 Sugar #11 Futures Contracts (Aggregate Value of Contracts $601,406)	21	(51,313)

(Total Aggregate Value of Contracts $7,539,505)		$27,814

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	All or a portion of this security is pledged as short security collateral at June 30, 2011.

[2]	Repurchase Agreements — See Note 5.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 35

MULTI-HEDGE STRATEGIES FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $11,954,419)	$13,278,586
Repurchase agreements, at value (cost 4,785,811)	4,785,811
Segregated cash with broker	9,585,478
Receivables:
Securities sold	210,300
Fund shares sold	443
Dividends	13,949

Total assets	27,874,567

Liabilities:
Overdraft due to custodian bank	18,101
Securities sold short, at value (proceeds $8,042,249)	8,653,431
Payable for:
Fund shares redeemed	2,507
Securities purchased	529,207
Management fees	17,273
Other	12,185

Total liabilities	9,232,704

Net Assets	$18,641,863

Net Assets Consist Of:
Paid in capital	$27,572,557
Accumulated net investment loss	(86,227)
Accumulated net realized loss on investments	(9,774,580)
Net unrealized appreciation on investments	930,113

Net assets	$18,641,863
Capital shares outstanding	857,031
Net asset value per share	$21.75

CONSOLIDATED STATEMENT OF OPERATIONS
(Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends (net of foreign withholding tax of $5)	$132,360
Interest	876

Total investment income	133,236

Expenses:
Management fees	110,823
Short sales dividend expense	89,933
Prime broker interest expense	26,738
Miscellaneous	2,730

Total expenses	230,224
Less expenses waived by Advisor	(10,535)

Net expenses	219,689

Net investment loss	(86,453)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(620,277)
Futures contracts	262,722
Securities sold short	1,100,113

Net realized gain	742,558

Net change in unrealized appreciation (depreciation) on:
Investments	(509,904)
Securities sold short	420,195
Futures contracts	(182,982)

Net change in unrealized appreciation (depreciation)	(272,691)

Net realized and unrealized gain	469,867

Net increase in net assets resulting from operations	$383,414

36 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

MULTI-HEDGE STRATEGIES FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(86,453)	$(393,676)
Net realized gain on investments	742,558	660,077
Net change in unrealized appreciation (depreciation) on investments	(272,691)	758,669

Net increase in net assets resulting from operations	383,414	1,025,070

Distributions To Shareholders	—	—

Capital Share Transactions:
Proceeds from sale of shares	6,114,345	17,748,501
Cost of shares redeemed	(5,492,839)	(26,699,449)

Net increase (decrease) from capital share transactions	621,506	(8,950,948)

Net increase (decrease) in net assets	1,004,920	(7,925,878)

Net Assets:
Beginning of period	17,636,943	25,562,821

End of period	$18,641,863	$17,636,943

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(86,227)	$226

Capital Share Activity:
Shares sold	285,380	883,835
Shares redeemed	(256,320)	(1,330,182)

Net increase (decrease) in shares	29,060	(446,347)

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 37

MULTI-HEDGE STRATEGIES FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a,g]	2010[g]	2009[g]	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$21.30	$20.06	$20.97	$25.95	$26.20	$25.20
Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.37)	(.19)	.16	.74	.80
Net gain (loss) on investments (realized and unrealized)	.56	1.61	(.50)	(5.02)	.27	.87

Total from investment operations	.45	1.24	(.69)	(4.86)	1.01	1.67

Less distributions from:
Net investment income	—	—	(.22)	(.12)	(1.00)	(.30)
Net realized gains	—	—	—	—	(.26)	(.37)

Total distributions	—	—	(.22)	(.12)	(1.26)	(.67)

Net asset value, end of period	$21.75	$21.30	$20.06	$20.97	$25.95	$26.20

Total Return[c]	2.11%	6.18%	(3.28)%	(18.72)%	3.84%	6.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$18,642	$17,637	$25,563	$33,022	$31,437	$22,557

Ratios to average net assets:
Net investment income (loss)	(0.99)%	(1.83)%	(0.95)%	0.67%	2.72%	3.08%
Total expenses[d]	2.64%	3.39%	1.87%	1.81%	1.69%	1.70%
Net expenses[e]	2.52%	3.26%	1.84%	1.81%	1.69%	1.70%
Operating expenses[f]	1.18%	1.17%	1.15%	1.15%	1.17%	1.16%

Portfolio turnover rate	203%	845%	1,074%	1,447%	421%	309%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Does not include expenses of the underlying funds in which the Fund invests.

[e]	Net expense information reflects the expense ratios after expense waivers.

[f]	Operating expenses exclude interest and dividend expense from securities sold short.

[g]	Consolidated.

38 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
COMMODITIES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate, before fees and expenses, to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P Goldman Sachs Commodity Index (“GSCITM”) (the “underlying index”).
Inception: September 30, 2005
“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative investments such as futures contracts.

the RYDEX | SGI variable trust semi-annual report | 39

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) COMMODITIES STRATEGY FUND	June 30, 2011

	Face
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES †† - 39.3%
Farmer Mac[1]
0.08% due 07/12/11	$2,000,000	$1,999,987
0.04% due 07/01/11	1,000,000	1,000,000
Federal Farm Credit Bank[1] 0.02% due 07/01/11	2,000,000	2,000,000
Federal Home Loan Bank[1] 0.01% due 07/06/11	1,000,000	999,999

Total Federal Agency Discount Notes (Cost $5,999,949)		5,999,986

REPURCHASE AGREEMENTS††,2 - 56.6%
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	1,852,573	1,852,573
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	1,852,573	1,852,573
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	1,852,573	1,852,573
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	1,549,425	1,549,425
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	1,525,600	1,525,600

Total Repurchase Agreements (Cost $8,632,744)		8,632,744

Total Investments - 95.9% (Cost $14,632,693)		$14,632,730

Other Assets, Less Liabilities - 4.1%		617,811

Total Net Assets - 100.0%		$15,250,541

		Unrealized
	Contracts	Loss

COMMODITY FUTURES CONTRACTS PURCHASED†
August 2011 WTI Crude Futures Contracts (Aggregate Value of Contracts $1,423,950)	15	$(66,195)
December 2011 WTI Crude Futures Contracts (Aggregate Value of Contracts $971,200)	10	(98,680)
July 2011 Goldman Sachs IDX Futures Contracts (Aggregate Value of Contracts $12,818,575)	77	(545,757)

(Total Aggregate Value of Contracts $15,213,725)		$(710,632)

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[2]	Repurchase Agreements — See Note 5.

40 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

COMMODITIES STRATEGY FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $5,999,949)	$5,999,986
Repurchase agreements, at value (cost 8,632,744)	8,632,744
Segregated cash with broker	800,625
Receivables:
Fund shares sold	5,966

Total assets	15,439,321

Liabilities:
Payable for:
Fund shares redeemed	47,520
Management fees	10,113
Transfer agent and administrative fees	3,371
Investor service fees	3,371
Portfolio accounting fees	1,349
Variation margin	92,675
Miscellaneous	30,381

Total Liabilities	188,780

Net assets	$15,250,541

Net assets consist of:
Paid in capital	$32,342,700
Accumulated net investment loss	(463,755)
Accumulated net realized loss on investments	(15,917,809)
Net unrealized depreciation on investments	(710,595)

Net assets	$15,250,541
Capital shares outstanding	1,125,678

Net asset value per share	$13.55

CONSOLIDATED STATEMENT OF OPERATIONS
(Unaudited)
Period Ended June 30, 2011

Investment Income:
Interest	$5,840

Total investment income	5,840

Expenses:
Management fees	78,600
Transfer agent and administrative fees	22,688
Investor service fees	22,688
Portfolio accounting fees	9,075
Trustees’ fees*	1,720
Professional fees	11,072
Miscellaneous	17,874

Total expenses	163,717
Less expenses waived by Advisor	(10,538)

Net expenses	153,179

Net investment loss	(147,339)

Net Realized And Unrealized Gain (Loss):
Net realized gain (loss) on:
Futures contracts	1,178,118

Net realized gain	1,178,118

Net change in unrealized appreciation (depreciation) on:
Investments	(13)
Futures contracts	(1,424,773)

Net change in unrealized appreciation (depreciation)	(1,424,786)

Net realized and unrealized loss	(246,668)

Net decrease in net assets resulting from operations	$(394,007)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 41

COMMODITIES STRATEGY FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(147,339)	$(226,691)
Net realized gain on investments	1,178,118	3,382,295
Net change in unrealized appreciation (depreciation) on investments	(1,424,786)	(2,751,943)

Net increase (decrease) in net assets resulting from operations	(394,007)	403,661

Distributions To Shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	35,781,048	25,577,179
Cost of shares redeemed	(36,142,426)	(31,361,210)

Net decrease from capital share transactions	(361,378)	(5,784,031)

Net decrease in net assets	(755,385)	(5,380,370)

Net assets:
Beginning of period	16,005,926	21,386,296

End of period	$15,250,541	$16,005,926

Accumulated net investment loss at end of period	$(463,755)	$(316,416)

Capital share activity:
Shares sold	2,515,662	2,072,547
Shares redeemed	(2,567,596)	(2,595,020)

Net decrease in shares	(51,934)	(522,473)

42 | the RYDEX | SGI variable trust semi-annual report	See Notes to Financial Statements.

COMMODITIES STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a,e]	2010[e]	2009[e]	2008	2007	2006

Per Share Data
Net asset value, beginning of period	$13.59	$12.58	$11.47	$23.78	$18.15	$22.10

Income (loss) from investment operations:
Net investment income (loss)[b]	(.11)	(.17)	(.13)	.15	.71	.50
Net gain (loss) on investments (realized and unrealized)	.07	1.18	1.45	(11.69)	4.92	(4.45)

Total from investment operations	(.04)	1.01	1.32	(11.54)	5.63	(3.95)

Less distributions from:
Net investment income	—	—	(.21)	(.77)	—	—

Total distributions	—	—	(.21)	(.77)	—	—

Net asset value, end of period	$13.55	$13.59	$12.58	$11.47	$23.78	$18.15

Total Return[c]	(0.29%)	8.03%	11.56%	(49.02%)	31.02%	(17.87%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,251	$16,006	$21,386	$15,781	$43,624	$20,269

Ratios to average net assets:
Net investment income (loss)	(1.62%)	(1.46%)	(1.10%)	0.56%	3.52%	2.34%
Total expenses	1.80%	1.67%	1.58%	1.50%	1.48%	1.50%
Net expenses[d]	1.69%	1.58%	1.46%	1.29%	1.28%	1.31%

Portfolio turnover rate	—	69%	359%	427%	346%	109%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[c]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[d]	Net expense information reflects the expense ratios after expense waivers.

[e]	Consolidated.

See Notes to Financial Statements.	the RYDEX | SGI variable trust semi-annual report | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization, Consolidation of Subsidiary, and Significant Accounting Policies

Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2011, the Trust consisted of fifty-seven separate funds. This report covers the Alternative Funds (the “Funds”), while the other funds are contained in separate reports.
Security Global Investors (“SGI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
The Alternative Strategies Allocation Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds (the “underlying funds”) instead of individual securities.
Consolidation of Subsidiary
Each of the consolidated financial statements of the Funds include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.
Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.
A summary of each Fund’s investment in its respective Subsidiary is as follows:

			% of Total
		Subsidiary	Net Assets
	Inception	Net Assets	of the Fund
	Date of	at June 30,	at June 30,
	Subsidiary	2011	2011

Managed Futures Strategy Fund	11/07/08	$2,134,947	12.1%
Multi-Hedge Strategies Fund	04/15/09	$1,636,472	8.8%
Commodities Strategy Fund	07/21/09	$2,570,142	16.9%
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their Net Asset Value as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative

44 | the RYDEX | SGI variable trust semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income.
Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account.
Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.
Managed Futures Strategy Fund writes (sells) options to gain index exposure. When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
F. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following Funds entered into futures contracts for the following purposes:

Index
Fund	Exposure	Liquidity	Hedging	Income	Speculation
U.S. Long Short Momentum Fund	X	X
Alternative Strategies Allocation Fund	X	X
Managed Futures Strategy Fund	X	X
Multi-Hedge Strategies Fund			X	X	X
Commodities Strategy Fund	X	X
G. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and

the RYDEX | SGI variable trust semi-annual report | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
H. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
I. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.	Financial Instruments
As part of its investment strategy, the Funds utilized short sales and a variety of derivative instruments including futures and options. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
In conjunction with the use of short sales, futures, and options, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, futures contracts, and options, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.	Fees and Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays SGI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Commodities Strategy Fund; 0.90% of the average daily net assets of the U.S. Long Short Momentum Fund, and Managed Futures Strategy Fund, and 1.15% of the average daily net assets of the Multi-Hedge Strategies Fund. The Alternative Strategies Allocation Fund does not pay SGI a management fee.
SGI has contractually agreed to waive the management fee it receives from each Subsidiary. This undertaking will continue in effect for so long as each Fund invests in the Subsidiary, and may not be terminated by SGI unless SGI obtains the prior approval of the Fund’s Board of Trustees for such termination. In any event, this undertaking will continue through April 30, 2012.
As part of its agreement with the Trust, SGI will pay all expenses of the Multi-Hedge Strategies Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, subsidiary expenses, and extraordinary expenses.
SGI manages the investment and reinvestment of the assets of the Alternative Strategies Allocation Fund in accordance with the investment objectives, policies, and limitations of the Fund. As part of its agreement with the Trust, SGI will pay all expenses of the Fund, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses. The Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other underlying fund expenses) of the underlying funds in which the Fund invests.

46 | the RYDEX | SGI variable trust semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
RFS provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund. Fees related to the Multi-Hedge Strategies and Alternative Strategies Allocation Funds are paid by SGI, as previously noted.
RFS provides accounting services to the Funds calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund. Fees related to the Multi-Hedge Strategies and Alternative Strategies Allocation Funds are paid by SGI, as previously noted.
SGI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Certain expenses allocated to the Multi-Hedge Strategies and Alternative Strategies Allocation Funds are paid by SGI, as previously noted. Organizational and setup costs for new funds are paid by the Trust.
The Trust has adopted an Investor Services Plan for which RDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
4. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2011:

		Level 1
	Level 1	Other	Level 2	Level 3
	Investments	Financial	Investments	Investments
	In Securities	Instruments*	In Securities	In Securities	Total

Assets
U.S. Long Short Momentum Fund	$46,790,769	$—	$1,581,870	$—	$48,372,639
Alternative Strategies Allocation Fund	7,058,155	1,166	233,181	—	7,292,502
Managed Futures Strategy Fund	—	53,259	17,248,475	—	17,301,734
Multi-Hedge Strategies Fund	13,278,586	854,985	4,785,811	—	18,919,382
Commodities Strategy Fund	—	—	14,632,730	—	14,632,730

Liabilities
U.S. Long Short Momentum Fund	$—	$76,056	$—	$—	$76,056
Alternative Strategies Allocation Fund	—	11,943	—	—	11,943
Managed Futures Strategy Fund	—	258,479	—	—	258,479
Multi-Hedge Strategies Fund	8,653,431	637,858	—	—	9,291,289
Commodities Strategy Fund	—	710,632	—	—	710,632

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
the RYDEX | SGI variable trust semi-annual report | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The funds recognize transfers between the levels as of the beginning of the period. During the period ended June 30, 2011, U.S. Long Short Momentum Fund had securities transfer from Level 3 to Level 1 as a result in a new data source.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2011.
LEVEL 3 — Fair value measurement using significant unobservable inputs

Securities

U.S. Long Short Momentum Fund
ASSETS:
Beginning Balance	$8,000
Total realized gains or losses included in earnings	—
Total unrealized gains or losses included in earnings	(85,435)
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	(77,435)
Ending Balance	—
5. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At June 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value

BNP Paribas Securities Corp.			U.S. Treasury Note
0.00%			0.38%
Due 07/01/11	$58,643,701	$58,643,701	10/31/12	$59,704,200	$59,816,644
Deutsche Bank			U.S. Treasury Note
0.00%			2.75%
Due 07/01/11	55,000,000	55,000,000	11/30/16	53,558,000	56,100,096
HSBC Group			U.S. Treasury Bonds
0.00%			4.38%
Due 07/01/11	55,000,000	55,000,000	02/15/38 - 05/15/40	54,935,800	56,100,059
Credit Suisse Group			U.S. Treasury Note
0.00%			1.00%
Due 07/01/11	55,000,000	55,000,000	04/30/12	55,549,800	56,100,015
Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.00%			0.00%
Due 07/01/11	45,292,674	45,292,674	05/31/12	46,269,600	46,198,553

	$268,936,374	$268,936,374		$270,017,400	$274,315,367

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
48 | the RYDEX | SGI variable trust semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
6. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations.
During the period ended June 30, 2011, certain Funds sought to gain exposure to their respective benchmarks by investing in currency and financial-linked derivative instruments, including options and futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

	Approximate percentage of Fund’s
	net assets on a daily basis
Fund	Long	Short

U.S. Long Short Momentum Fund	0%	5%
Alternative Strategies Allocation Fund	5%	10%
Managed Futures Strategy Fund	60%	35%
Multi-Hedge Strategies Fund	110%	140%
Commodities Strategy Fund	100%	0%
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2011:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives

Equity/Currency/Commodity/Interest Rate contracts	Variation margin	Variation margin
The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2011:

Asset Derivative Investments Value
	Futures		Futures		Futures		Futures
	Equity		Currency		Commodity		Interest Rate		Total Value at
Fund	Contracts	*	Contracts	*	Contracts	*	Contracts	*	June 30, 2011

U.S. Long Short Momentum Fund	$—		$—		$—		$—		$—
Alternative Strategies Allocation Fund	—		—		—		1,166		1,166
Managed Futures Strategy Fund	—		2,375		37,829		13,055		53,259
Multi-Hedge Strategies Fund	382,395		—		472,590		—		854,985
Commodities Strategy Fund	—		—		—		—		—

Liability Derivative Investments Value
	Futures		Futures		Futures		Futures
	Equity		Currency		Commodity		Interest Rate		Total Value at
Fund	Contracts	*	Contracts	*	Contracts	*	Contracts	*	June 30, 2011

U.S. Long Short Momentum Fund	$76,056		$—		$—		$—		$76,056
Alternative Strategies Allocation Fund	11,943		—		—		—		11,943
Managed Futures Strategy Fund	—		40,510		172,293		45,846		258,479
Multi-Hedge Strategies Fund	172,461		—		450,031		15,366		637,858
Commodities Strategy Fund	—		—		710,632		—		710,632

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2011:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Equity/Currency/Commodity/Interest Rate contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) on futures contracts Net realized gain (loss) on written options
the RYDEX | SGI variable trust semi-annual report | 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2011:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
		Written
	Futures	Options	Futures	Futures	Futures
	Equity	Commodity	Currency	Commodity	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total

U.S. Long Short Momentum Fund	$(165,948)	$—	$—	$—	$—	$(165,948)
Alternative Strategies Allocation Fund	1,053	—	—	—	3,807	4,860
Managed Futures Strategy Fund	—	747	119,489	574,089	85,170	779,495
Multi-Hedge Strategies Fund	(192,783)	—	(14,513)	534,901	(64,883)	262,722
Commodities Strategy Fund	—	—	—	1,178,118	—	1,178,118

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
		Written
	Futures	Options	Futures	Futures	Futures
	Equity	Commodity	Currency	Commodity	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total

U.S. Long Short Momentum Fund	$(20,960)	$—	$—	$—	$—	$(20,960)
Alternative Strategies Allocation Fund	(11,943)	—	—	—	1,166	(10,777)
Managed Futures Strategy Fund	—	—	(35,327)	(808,854)	(87,518)	(931,699)
Multi-Hedge Strategies Fund	153,463	—	622	(425,698)	88,631	(182,982)
Commodities Strategy Fund	—	—	—	(1,424,773)	—	(1,424,773)
7. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 — 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
The Managed Futures Strategy Fund, the Multi-Hedge Strategies Fund and the Commodities Strategy Fund intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Managed Futures Strategy Fund, the Multi-Hedge Strategies Fund and the Commodities Strategy Fund have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired or permanently lost due to limitations in the Internal Revenue Code. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:
50 | the RYDEX | SGI variable trust semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain

U.S. Long Short Momentum Fund	$43,690,117	$5,314,423	$(631,901)	$4,682,522
Alternative Strategies Allocation Fund	6,989,255	348,112	(46,031)	302,081
Managed Futures Strategy Fund	17,248,439	36	—	36
Multi-Hedge Strategies Fund	16,718,870	1,443,725	(98,198)	1,345,527
Commodities Fund	14,632,693	37	—	37
8. Securities Transactions
For the period ended June 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales

U.S. Long Short Momentum Fund	$41,235,319	$52,776,386
Alternative Strategies Allocation Fund	3,110,324	3,470,274
Managed Futures Strategy Fund	—	—
Multi-Hedge Strategies Fund	9,777,150	10,697,110
Commodities Strategy Fund	—	—
9. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2012. As of and for the period ended June 30, 2011, the Funds did not have any borrowings under this agreement.
10. Written Options
Transactions in options written during the period ended June 30, 2011, were as follows:

Managed Futures Strategy Fund
	Number of	Premium
	Contracts	Amount

Options outstanding at December 31, 2010	—	$—
Options written	10	16,266
Options terminated in closing purchase transactions	(10)	(16,266)
Options expired	—	—
Options exercised	—	—

Options outstanding at June 30, 2011	—	—
11. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors II, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which will operate under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors II, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.
12. New Accounting Pronouncement
In April 2011, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 4 related primarily to Level 3 measurement. The new disclosures and clarifications of existing disclosures are effective for the Funds’ year ending December 31, 2011. Management is evaluating the impact of this update on its current disclosures.
the RYDEX | SGI variable trust semi-annual report | 51

OTHER INFORMATION (Unaudited)
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.
Change of Address
Effective January 17, 2011, the RYDEX | SGI office was moved to Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor New
York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
52 | the RYDEX | SGI variable trust semi-annual report

RYDEX|SGI PRIVACY POLICIES
Rydex Funds, Rydex | SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex”).
Our Commitment to You
When you become a Rydex | SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex | SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex | SGI account application or when you request a transaction that involves Rydex and Rydex | SGI funds or one of the Rydex | SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex | SGI. For example, if you ask to transfer assets from another financial institution to Rydex | SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex | SGI investment products and services, we may share your information within the Rydex | SGI family of affiliated companies. This would include, for example, sharing your information within Rydex | SGI so we can make you aware of new Rydex and Rydex | SGI funds or the services offered through another Rydex | SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex | SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex | SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
the RYDEX | SGI variable trust semi-annual report | 53

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	as Trustee	Number of Funds
Year of Birth	(Year Began)	Overseen
John O. Demaret	Rydex Series Funds — 1997	148
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds — 1993	148
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds — 1995	148
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds — 2005	148
Trustee (1940)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	148
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds — 1997	148
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds — 1993	148
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine
54 | the RYDEX | SGI variable trust semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc.(2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nikolaos Bonos* Vice President and Treasurer (1963)	Senior Vice President, Security Investors, LLC; and Vice President, Security Benefit Asset Management Holdings, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)
the RYDEX | SGI variable trust semi-annual report | 55

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Joanna Haigney* Chief Compliance Officer and Secretary (1966)	Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President and Chief Compliance Officer, Security Investors, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith A. Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy J. Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph M. Arruda* Assistant Treasurer (1966)	Vice President, Security Investors, LLC (2010 to present); Vice President, Security Global Investors, LLC (2010 to 2011); Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
56 | the RYDEX | SGI variable trust semi-annual report

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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RVALTS-SEMI-0611x1211

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

ALL-ASSET CONSERVATIVE STRATEGY FUND	6

ALL-ASSET MODERATE STRATEGY FUND	11

ALL-ASSET AGGRESSIVE STRATEGY FUND	16

NOTES TO FINANCIAL STATEMENTS	21

OTHER INFORMATION	27

RYDEX|SGI PRIVACY POLICIES	28

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	29
the RYDEX|SGI variable trust semi-annual report   |   1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
The U.S. economic recovery that began two years ago has yet to put down deep roots, which has produced continued volatility in the financial markets and investor concern that the country’s labor and housing market troubles are not going away anytime soon. Just as happened in 2010, markets in mid-2011 appeared to grow more cautious after a strong first quarter and stumbling second quarter—reacting this year to worries ranging from the end of the Federal Reserve’s (the “Fed”) quantitative easing to difficult negotiations over the U.S. deficit and debt ceiling to ongoing European debt woes.
The major stock indices were all up between 4% and 7% for the six months ending June 30, 2011, masking flat or slightly negative returns in the April-June period. Traders noted that market sentiment has swung sharply this year, from optimism over the improving global expansion, to concerns about whether a U.S. economic soft patch was developing due to a jump in oil prices, to the impact of poor weather earlier in the year and supply-chain disruptions in the aftermath of the Japanese tsunami.
Late in the second quarter, the Fed pointed to these factors to explain weak U.S. GDP growth for the first quarter. The full-year growth forecast was also revised downward. Some data late in the half suggested the labor market was improving, helping spur a rally that carried equities up about 5% in the last trading week of June, the biggest weekly gain in two years. But the June jobs report, released on July 8, indicated that job creation was stalling, and revived the question of whether the soft patch was softer than previously thought.
Nonetheless, the Fed said that it has done all it plans to do, for now, to foster growth, ending its purchase of $600 billion worth of Treasury securities in late June and dismaying investors with Fed Chairman Ben Bernanke’s admission that the Fed did not have a precise read on why the slower pace of growth is persisting. Critics contend the Fed must consider a third round of quantitative easing to keep long-term rates low, while others say easy-money policies have not helped the economy’s underlying structural problems and may be setting the stage for inflation. Meanwhile, consumers are spending at the weakest level in 20 months, due to the impact of higher gas prices and income that has been flat since the beginning of the year.
On the plus side, gas prices have eased from their recent peak in early May, and the return to normal operations for Japanese factories is expected to help U.S. manufacturing improve through the rest of 2011. Many companies were expected to report healthy second-quarter profits, based on fulfilling demand from emerging markets, and strong productivity. Some analysts said profits could fall later in 2011, as material prices rise and economic worries persist.
Volatility was a factor in commodity and currency markets as well. After hitting its first-half high in late April, the price of a barrel of oil reversed course to end June in the mid-$90 level, about where it began the year. The story was similar for metals and agricultural commodities; gold for example reached a record $1,557 an ounce in May, but fell back to about $1,500 an ounce by the end of June. The dollar also had a bumpy first half. The U.S. Dollar Index fell through April, and was then lifted by safe-haven buying on concern over the slowing global economy and European sovereign debt.
In fixed income, the combination of Europe’s debt problems, the U.S.’s weak economic data and an accommodative Fed provided incentives for bond buyers as the first half unfolded. After bouncing around a yield of 3.5% for the first part of the year, benchmark 10-year U.S. Treasury bonds rallied for most of the second quarter, sending the yield to below 3%—its lowest level since last fall. Soaring equity prices and agreement on how to deal with Greece’s debt caused a Treasury selloff in the last week in June, setting aside talk of a double-dip recession.
Most bond segments were strong absolute performers in the second quarter, handily beating equities, and also turned in competitive returns for the six months. With the end of the Fed’s quantitative easing, some question whether the bond market can carry its second quarter momentum forward. The market is also anticipating a showdown in setting the U.S. debt ceiling, headlines which could roil markets in July.
2   |   the RYDEX|SGI variable trust semi-annual report

LETTER TO OUR SHAREHOLDERS (concluded)
Globally, the economic recovery remains uneven, with weak growth in the advanced economies and strong growth in emerging and developing countries. Greater-than-expected weakness in the U.S. market, continuing fiscal challenges in Europe and signs of overheating in many emerging and developing countries, some believe, are increasing downside risks.
Others, including the Fed, view the first-half soft patch as transitory, along with the surge in commodity prices and inflation. They believe a supportive central bank policy, continued solid corporate earnings and attractive valuations will benefit performance of both stocks and bonds in the second half of the year.
At Rydex|SGI, our products are designed to help investors navigate uncertain markets, whether alternative assets and strategies, actively managed fundamental alpha strategies, exchange traded products or target beta strategies. Thank you for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
The opinions and forecasts expressed are those of Michael Byrum as of 07/27/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
the RYDEX|SGI variable trust semi-annual report   |   3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2010 and ending June 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4   |   the RYDEX|SGI variable trust semi-annual report

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2010	June 30, 2011	Period[2]

Table 1. Based on actual Fund return[3]
All-Asset Conservative Strategy Fund	0.00%	2.43%	$1,000.00	$1,024.26	$—
All-Asset Moderate Strategy Fund	0.00%	2.61%	1,000.00	1,026.06	—
All-Asset Aggressive Strategy Fund	0.00%	2.75%	1,000.00	1,027.51	—

Table 2. Based on hypothetical 5% return (before expenses)
All-Asset Conservative Strategy Fund	0.00%	5.00%	$1,000.00	$1,024.79	$—
All-Asset Moderate Strategy Fund	0.00%	5.00%	1,000.00	1,024.79	—
All-Asset Aggressive Strategy Fund	0.00%	5.00%	1,000.00	1,024.79	—

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2010 to June 30, 2011.
the RYDEX|SGI variable trust semi-annual report   |   5

FUND PROFILE (Unaudited)	June 30, 2011
ALL-ASSET CONSERVATIVE STRATEGY FUND
OBJECTIVE: Seeks to primarily provide preservation of capital and, secondarily, long-term growth of capital.
Inception: October 27, 2006
Holdings Diversification (Market Exposure as % of Net Assets)

        All-Asset Conservative Strategy Fund
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

SBL Fund — Series E (U.S. Intermediate Bond Series)	24.6%
SBL Fund — Series P (High Yield Series)	10.4%
RVT — Multi-Hedge Strategies Fund	8.7%
RSF — Long Short Interest Rate Strategy Fund — H Class	7.5%
RVT — Managed Futures Strategy Fund	6.6%
RVT — U.S. Long Short Momentum Fund	6.5%
SBL Fund — Series Y (Large Cap Concentrated Growth Series)	5.7%
SBL Fund — Series B (Large Cap Value Series)	5.7%
RSF — Event Driven and Distressed Strategies Fund — H Class	3.9%
SBL Fund — Series D (MSCI EAFE Equal Weight Series)	2.7%

Top Ten Total	82.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
6   |   the RYDEX|SGI variable trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
ALL-ASSET CONSERVATIVE STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 — 91.9%
SBL Fund — Series E (U.S. Intermediate Bond Series)	243,993	$3,262,187
SBL Fund — Series P (High Yield Series)	49,882	1,380,221
RVT — Multi-Hedge Strategies Fund*	53,084	1,154,568
RSF — Long Short Interest Rate Strategy Fund — H Class*	40,648	991,405
RVT — Managed Futures Strategy Fund*	39,933	880,531
RVT — U.S. Long Short Momentum Fund*	63,331	855,602
SBL Fund — Series Y (Large Cap Concentrated Growth Series)	73,681	758,916
SBL Fund — Series B (Large Cap Value Series)	27,773	749,860
RSF — Event Driven and Distressed Strategies Fund — H Class*	19,205	510,672
SBL Fund — Series D (MSCI EAFE Equal Weight Series)	33,556	352,336
RSF — Long Short Equity Strategy Fund — H Class*	12,401	338,411
RSF — Long/Short Commodities Strategy Fund — H Class	7,581	201,952
SBL Fund — Series J (Mid Cap Growth Series)	6,366	201,108
SBL Fund — Series V (Mid Cap Value Series)	3,288	198,971
RSF — Alternative Strategies Fund — H Class*	6,180	157,166
RVT — Commodities Strategy Fund*	4,451	60,317
RVT — Real Estate Fund	1,444	41,315
SBL Fund — Series Q (Small Cap Value Series)*	1,141	40,042
SBL Fund — Series X (Small Cap Growth Series)	1,919	39,893

Total Mutual Funds (Cost $11,003,088)		12,175,473

	Face
	Amount

REPURCHASE AGREEMENT††,2 — 25.2%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$3,336,257	3,336,257

Total Repurchase Agreement (Cost $3,336,257)		3,336,257

Total Investments — 117.1% (Cost $14,339,345)		$15,511,730

Liabilities, Less Cash & Other Assets — (17.1)%		(2,266,812)

Total Net Assets — 100.0%		$13,244,918

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $328,813)	5	$10,902
September 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $171,340)	2	7,706
September 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $953,000)	8	4,663

(Total Aggregate Value of Contracts $1,453,153)		$23,271

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Affiliated funds.

[2]	Repurchase Agreement — See Note 5.

RSF — RVT — SBL —	Rydex Series Funds Rydex Variable Trust Security Benefit Life

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 7

ALL-ASSET CONSERVATIVE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments in affiliated issuers, at value (cost $11,003,088)	$12,175,473
Repurchase agreements, at value (cost 3,336,257)	3,336,257
Segregated cash with broker	73,700

Receivables:
Variation margin	7,349
Fund shares sold	18,048

Total assets	15,610,827

Liabilities:
Payable for:
Fund shares redeemed	2,365,909

Total liabilities	2,365,909

Net Assets	$13,244,918

Net Assets Consist of:
Paid in capital	$13,963,278
Accumulated net investment loss	(70,379)
Accumulated net realized loss on investments	(1,843,637)
Net unrealized appreciation on investments	1,195,656

Net assets	$13,244,918
Capital shares outstanding	540,732
Net asset value per share	$24.49

STATEMENT OF OPERATIONS (Unaudited) Period Ended June 30, 2011

Investment Income:
Interest	$650

Total investment income	650

Expenses:
Total expenses	—

Net investment income	650

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	251,213
Futures contracts	31,599

Net realized gain	282,812

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(8,083)
Futures contracts	38,141

Net change in unrealized appreciation (depreciation)	30,058

Net realized and unrealized gain	312,870

Net increase in net assets resulting from operations	$313,520

8 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

ALL-ASSET CONSERVATIVE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) in Net Assets From Operations:
Net investment income	$650	$20,098
Net realized gain on investments	282,812	95,163
Net change in unrealized appreciation (depreciation) on investments	30,058	685,485

Net increase in net assets resulting from operations	313,520	800,746

Distributions to Shareholders From:
Net investment income	—	(286,468)[a]
Net realized gains	—	(4,516)[a]

Total distributions to shareholders	—	(290,984)

Capital Share Transactions:
Proceeds from sale of shares	8,733,573	9,656,031
Distributions reinvested	—	290,984
Cost of shares redeemed	(7,086,696)	(7,343,088)

Net increase from capital share transactions	1,646,877	2,603,927

Net increase in net assets	1,960,397	3,113,689

Net Assets:
Beginning of Period	11,284,521	8,170,832

End of Period	$13,244,918	$11,284,521

Accumulated net investment loss at end of period	$(70,379)	$(71,029)

Capital Share Activity:
Shares sold	359,416	417,702
Shares issued from reinvestment of distributions	—	12,388
Shares redeemed	(290,680)	(315,960)

Net increase in shares	68,736	114,130

[a]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 9

ALL-ASSET CONSERVATIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006[b]

Per Share Data
Net asset value, beginning of period	$23.91	$22.83	$21.73	$25.68	$25.09	$25.00

Income (loss) from investment operations:
Net investment income[c]	— [d]	.05	.40	.89	.61	.45
Net gain (loss) on investments (realized and unrealized)	.58	1.63	.70	(3.67)	1.00	(.02)

Total from investment operations	.58	1.68	1.10	(2.78)	1.61	.43

Less distributions from:
Net investment income	—	(.59)[f]	(—)[e]	(.91)	(.33)[f]	(.33)
Net realized gains	—	(.01)[f]	—	(.26)	(.69)[f]	(.01)

Total distributions	—	(.60)	(—)	(1.17)	(1.02)	(.34)

Net asset value, end of period	$24.49	$23.91	$22.83	$21.73	$25.68	$25.09

Total Return[g]	2.43%	7.40%	5.06%	(10.83%)	6.45%	1.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,245	$11,285	$8,171	$11,022	$5,439	$432

Ratios to average net assets:
Net investment income	0.01%	0.20%	1.86%	3.72%	2.33%	9.77%[i]
Total expenses[h]	—	—	— [j]	0.01%	0.03%	—

Portfolio turnover rate	58%	165%	291%	314%	395%	18%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: October 27, 2006. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income per share was computed using average shares outstanding throughout the period.

[d]	Net investment income is less than $0.01 per share.

[e]	Distributions from net investment income are less than $0.01 per share.

[f]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[g]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[h]	Does not include expenses of the underlying funds in which the Fund invests.

[i]	Income ratio for the period ended December 31, 2006 was calculated for an abbreviated time frame and is not indicative of future class performance, and is annualized.

[j]	Less than .01%.

10 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
ALL-ASSET MODERATE STRATEGY FUND
OBJECTIVE: Seeks to primarily provide growth of capital and, secondarily, preservation of capital.
Inception: October 27, 2006
Holdings Diversification (Market Exposure as % of Net Assets)

          All-Asset Moderate Strategy Fund
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

SBL Fund — Series E (U.S. Intermediate Bond Series)	20.7%
RVT — U.S. Long Short Momentum Fund	9.1%
SBL Fund — Series B (Large Cap Value Series)	7.2%
SBL Fund — Series Y (Large Cap Concentrated Growth Series)	7.1%
SBL Fund — Series D (MSCI EAFE Equal Weight Series)	6.8%
RVT — Multi-Hedge Strategies Fund	5.2%
RSF — Long Short Interest Rate Strategy Fund — H Class	4.7%
RVT — Managed Futures Strategy Fund	4.3%
RSF — Event Driven and Distressed Strategies Fund — H Class	3.5%
RSF — Long/Short Commodities Strategy Fund — H Class	2.5%

Top Ten Total	71.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX|SGI variable trust semi-annual report   |   11

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
ALL-ASSET MODERATE STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 — 83.6%
SBL Fund — Series E (U.S. Intermediate Bond Series)	354,225	$4,735,985
RVT — U.S. Long Short Momentum Fund*	154,756	2,090,759
SBL Fund — Series B (Large Cap Value Series)	60,645	1,637,413
SBL Fund — Series Y (Large Cap Concentrated Growth Series)	158,687	1,634,481
SBL Fund — Series D (MSCI EAFE Equal Weight Series)	149,241	1,567,033
RVT — Multi-Hedge Strategies Fund*	54,738	1,190,556
RSF — Long Short Interest Rate Strategy Fund — H Class*	44,171	1,077,325
RVT — Managed Futures Strategy Fund*	44,777	987,331
RSF — Event Driven and Distressed Strategies Fund — H Class*	29,728	790,474
RSF — Long/Short Commodities Strategy Fund — H Class	21,574	574,743
SBL Fund — Series P (High Yield Series)	19,468	538,670
RSF — Long Short Equity Strategy Fund — H Class*	17,557	479,121
SBL Fund — Series J (Mid Cap Growth Series)	15,033	474,888
SBL Fund — Series V (Mid Cap Value Series)	7,834	474,119
RVT — Commodities Strategy Fund*	17,772	240,813
RSF — Alternative Strategies Fund — H Class*	8,989	228,579
RVT — Real Estate Fund	5,589	159,905
SBL Fund — Series Q (Small Cap Value Series)*	3,738	131,193
SBL Fund — Series X (Small Cap Growth Series)	6,306	131,099

Total Mutual Funds (Cost $16,539,278)		19,144,487

	Face
	Amount

REPURCHASE AGREEMENT††,2 — 15.8%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$3,609,492	3,609,492

Total Repurchase Agreement (Cost $3,609,492)		3,609,492

Total Investments — 99.4% (Cost $20,148,770)		$22,753,979

Cash & Other Assets, Less Liabilities — 0.6%		135,440

Total Net Assets — 100.0%		$22,889,419

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS PURCHASED†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,183,725)	18	$39,247
September 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $599,690)	7	8,042
September 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,429,500)	12	2,813

(Total Aggregate Value of Contracts $3,212,915)		$50,102

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Affiliated funds.

[2]	Repurchase Agreement — See Note 5.

RSF — RVT — SBL —	Rydex Series Funds Rydex Variable Trust Security Benefit Life

12 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

ALL-ASSET MODERATE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments in affiliated issuers, at value (cost $16,539,278)	$19,144,487
Repurchase agreements, at value (cost 3,609,492)	3,609,492
Segregated cash with broker	122,400

Receivables:
Variation margin	13,545
Fund shares sold	2,649

Total assets	22,892,573

Liabilities:
Payable for:
Fund shares redeemed	3,154

Total liabilities	3,154

Net Assets	$22,889,419

Net Assets Consist of:
Paid in capital	$24,126,359
Accumulated net investment loss	(82,411)
Accumulated net realized loss on investments	(3,809,840)
Net unrealized appreciation on investments	2,655,311

Net assets	$22,889,419
Capital shares outstanding	908,249
Net asset value per share	$25.20

STATEMENT OF OPERATIONS (Unaudited) Period Ended June 30, 2011

Investment Income:
Interest	$1,062

Total investment income	1,062

Expenses:
Total expenses	—

Net investment income	1,062

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	551,832
Futures contracts	22,601

Net realized gain	574,433

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(108,053)
Futures contracts	50,959

Net change in unrealized appreciation (depreciation)	(57,094)

Net realized and unrealized gain	517,339

Net increase in net assets resulting from operations	$518,401

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 13

ALL-ASSET MODERATE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$1,062	$40,301
Net realized gain on investments	574,433	214,650
Net change in unrealized appreciation (depreciation) on investments	(57,094)	1,160,008

Net increase in net assets resulting from operations	518,401	1,414,959

Distributions to shareholders from:
Net investment income	—	(388,005)[a]
Net realized gains	—	(10,849)[a]

Total distributions to shareholders	—	(398,854)

Capital share transactions:
Proceeds from sale of shares	4,981,686	15,525,622
Distributions reinvested	—	398,854
Cost of shares redeemed	(3,731,852)	(14,495,251)

Net increase from capital share transactions	1,249,834	1,429,225

Net increase in net assets	1,768,235	2,445,330

Net assets:
Beginning of Period	21,121,184	18,675,854

End of Period	$22,889,419	$21,121,184

Accumulated net investment loss at end of period	$(82,411)	$(83,473)

Capital share activity:
Shares sold	197,085	664,745
Shares issued from reinvestment of distributions	—	16,675
Shares redeemed	(148,807)	(625,448)

Net increase in shares	48,278	55,972

[a]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

14 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

ALL-ASSET MODERATE STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006[b]

Per Share Data
Net asset value, beginning of period	$24.56	$23.23	$20.78	$25.96	$25.01	$25.00

Income (loss) from investment operations:
Net investment income[c]	— [d]	.05	.26	.47	.36	1.35
Net gain (loss) on investments (realized and unrealized)	.64	1.76	2.19	(5.04)	1.27	(.61)

Total from investment operations	.64	1.81	2.45	(4.57)	1.63	.74

Less distributions from:
Net investment income	—	(.47)[f]	(—)[e]	(.44)	(.22)[f]	(.72)
Net realized gains	—	(.01)[f]	—	(.17)	(.46)[f]	(.01)

Total distributions	—	(.48)	(—)	(.61)	(.68)	(.73)

Net asset value, end of period	$25.20	$24.56	$23.23	$20.78	$25.96	$25.01

Total Return[g]	2.61%	7.86%	11.79%	(17.58%)	6.56%	2.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,889	$21,121	$18,676	$19,841	$14,285	$3,508

Ratios to average net assets:
Net investment income	0.01%	0.20%	1.25%	1.99%	1.36%	28.35%[i]
Total expenses[h]	—	— [j]	— [j]	— [j]	0.01%	— [j]

Portfolio turnover rate	51%	187%	256%	232%	269%	20%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: October 27, 2006. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income per share was computed using average shares outstanding throughout the period.

[d]	Net investment income is less than $0.01 per share.

[e]	Distributions from net investment income are less than $0.01 per share.

[f]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[g]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[h]	Does not include expenses of the underlying funds in which the Fund invests.

[i]	Income ratio for the period ended December 31, 2006 was calculated for an abbreviated time frame and is not indicative of future class performance, and is annualized.

[j]	Less than .01%.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 15

FUND PROFILE (Unaudited)	June 30, 2011
ALL-ASSET AGGRESSIVE STRATEGY FUND
OBJECTIVE: Seeks to primarily provide growth of capital.
Inception: October 27, 2006
Holdings Diversification (Market Exposure as % of Net Assets)

          All-Asset Aggressive Strategy Fund
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)

RVT — U.S. Long Short Momentum Fund	10.9%
SBL Fund — Series E (U.S. Intermediate Bond Series)	9.9%
SBL Fund — Series Y (Large Cap Concentrated Growth Series)	9.6%
SBL Fund — Series B (Large Cap Value Series)	9.5%
SBL Fund — Series D (MSCI EAFE Equal Weight Series)	8.5%
RSF — Long Short Interest Rate Strategy Fund — H Class	4.2%
RVT — Multi-Hedge Strategies Fund	3.6%
RSF — Event Driven and Distressed Strategies Fund — H Class	3.5%
RVT — Managed Futures Strategy Fund	3.4%
RSF — Long/Short Commodities Strategy Fund — H Class	3.2%

Top Ten Total	66.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
16   |   the RYDEX|SGI variable trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
ALL-ASSET AGGRESSIVE STRATEGY FUND

	Shares	Value

MUTUAL FUNDS†,1 — 79.8%
RVT — U.S. Long Short Momentum Fund*	43,920	$593,362
SBL Fund — Series E (U.S. Intermediate Bond Series)	40,587	542,648
SBL Fund — Series Y (Large Cap Concentrated Growth Series)	50,711	522,327
SBL Fund — Series B (Large Cap Value Series)	19,300	521,108
SBL Fund — Series D (MSCI EAFE Equal Weight Series)	44,442	466,644
RSF — Long Short Interest Rate Strategy Fund — H Class*	9,300	226,837
RVT — Multi-Hedge Strategies Fund*	9,070	197,280
RSF — Event Driven and Distressed Strategies Fund — H Class*	7,096	188,676
RVT — Managed Futures Strategy Fund*	8,543	188,371
RSF — Long/Short Commodities Strategy Fund — H Class	6,634	176,726
SBL Fund — Series J (Mid Cap Growth Series)	4,357	137,648
SBL Fund — Series V (Mid Cap Value Series)	2,272	137,507
RSF — Long Short Equity Strategy Fund — H Class*	3,233	88,215
SBL Fund — Series P (High Yield Series)	2,600	71,934
SBL Fund — Series Q (Small Cap Value Series)*	1,904	66,818
SBL Fund — Series X (Small Cap Growth Series)	3,192	66,361
RVT — Commodities Strategy Fund*	4,697	63,648
RSF — Alternative Strategies Fund — H Class*	2,129	54,128
RVT — Real Estate Fund	1,856	53,114

Total Mutual Funds (Cost $3,567,463)		4,363,352

	Face
	Amount

REPURCHASE AGREEMENT††,2 — 19.5%
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	$1,068,779	$1,068,779

Total Repurchase Agreement (Cost $1,068,779)		1,068,779

Total Investments — 99.3% (Cost $4,636,242)		$5,432,131

Cash & Other Assets, Less Liabilities — 0.7%		37,953

Total Net Assets — 100.0%		$5,470,084

		Unrealized
	Contracts	Gain (Loss)

FUTURES CONTRACTS PURCHASED†
September 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $526,100)	8	$17,443
September 2011 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $171,340)	2	2,298
September 2011 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $238,250)	2	(2,195)

(Total Aggregate Value of Contracts $935,690)		$17,546

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Affiliated funds.

[2]	Repurchase Agreement — See Note 5.

RSF — RVT —	Rydex Series Funds Rydex Variable Trust

SBL —	Security Benefit Life

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 17

ALL-ASSET AGGRESSIVE STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments in affiliated issuers, at value (cost $3,567,463)	$4,363,352
Repurchase agreements, at value (cost 1,068,779)	1,068,779
Segregated cash with broker	45,400

Receivables:
Variation margin	5,970

Total assets	5,483,501

Liabilities:
Payable for:
Fund shares redeemed	13,417

Total liabilities	13,417

Net Assets	$5,470,084

Net Assets Consist of:
Paid in capital	$5,174,841
Undistributed net investment income	4,279
Accumulated net realized loss on investments	(522,471)
Net unrealized appreciation on investments	813,435

Net assets	$5,470,084
Capital shares outstanding	221,939
Net asset value per share	$24.65

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Interest	$389

Total investment income	389

Expenses:
Custodian fees	26

Total expenses	26

Net investment income	363

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in affiliated issuers	998,958
Futures contracts	59,050

Net realized gain	1,058,008

Net change in unrealized appreciation (depreciation) on:
Investments in affiliated issuers	(682,657)
Futures contracts	547

Net change in unrealized appreciation (depreciation)	(682,110)

Net realized and unrealized gain	375,898

Net increase in net assets resulting from operations	$376,261

18 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

ALL-ASSET AGGRESSIVE STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2011	December 31,
	(Unaudited)	2010

Increase (Decrease) In Net Assets From Operations:
Net investment income	$363	$23,761
Net realized gain on investments	1,058,008	348,563
Net change in unrealized appreciation (depreciation) on investments	(682,110)	789,279

Net increase in net assets resulting from operations	376,261	1,161,603

Distributions to shareholders from:
Net investment income	—	(83,673)[a]
Net realized gains	—	(4,727)[a]

Total distributions to shareholders	—	(88,400)

Capital Share Transactions:
Proceeds from sale of shares	1,053,971	9,080,933
Distributions reinvested	—	88,400
Cost of shares redeemed	(8,248,473)	(5,927,949)

Net increase (decrease) from capital share transactions	(7,194,502)	3,241,384

Net increase (decrease) in net assets	(6,818,241)	4,314,587

Net assets:
Beginning of period	12,288,325	7,973,738

End of period	$5,470,084	$12,288,325

Undistributed net investment income at end of period	$4,279	$3,916

Capital share activity:
Shares sold	42,818	406,964
Shares issued from reinvestment of distributions	—	3,824
Shares redeemed	(333,169)	(269,193)

Net increase (decrease) in shares	(290,351)	141,595

[a]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 19

ALL-ASSET AGGRESSIVE STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30,	December 31,	December 31,	December 31,	December 31,	December 31,
	2011[a]	2010	2009	2008	2007	2006[b]

Per Share Data
Net asset value, beginning of period	$23.99	$21.51	$18.17	$25.21	$24.48	$25.00

Income (loss) from investment operations:
Net investment income[c]	— [d]	.06	.11	.25	.29	1.85
Net gain (loss) on investments (realized and unrealized)	.66	2.59	3.23	(6.57)	1.32	(1.10)

Total from investment operations	.66	2.65	3.34	(6.32)	1.61	.75

Less distributions from:
Net investment income	—	(.16)[f]	(—)[e]	(.24)	(.17)[f]	(1.24)
Net realized gains	—	(.01)[f]	—	(.48)	(.71)[f]	(.03)

Total distributions	—	(.17)	(—)	(.72)	(.88)	(1.27)

Net asset value, end of period	$24.65	$23.99	$21.51	$18.17	$25.21	$24.48

Total Return[g]	2.75%	12.34%	18.38%	(25.04%)	6.64%	3.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,470	$12,288	$7,974	$6,636	$6,874	$542

Ratios to average net assets:
Net investment income	0.01%	0.27%	0.56%	1.11%	1.12%	39.87%[i]
Total expenses[h]	— [j]	— [j]	— [j]	— [j]	0.01%	—

Portfolio turnover rate	41%	168%	307%	308%	300%	34%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: October 27, 2006. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income per share was computed using average shares outstanding throughout the period.

[d]	Net investment income is less than $0.01 per share.

[e]	Distributions from net investment income are less than $0.01 per share.

[f]	For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.

[g]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[h]	Does not include expenses of the underlying funds in which the Fund invests.

[i]	Income ratio for the period ended December 31, 2006 was calculated for an abbreviated time frame and is not indicative of future class performance, and is annualized.

[j]	Less than .01%.

20 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization and Significant Accounting Policies

Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2011, the Trust consisted of fifty-seven separate funds. This report covers the Asset Allocation Funds (the “Funds”), while the other funds are contained in separate reports.
Security Global Investors (“SGI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
Each Fund is a “fund of funds,” which means that each Fund seeks to achieve its investment objective by investing primarily in a combination of mutual funds (the “underlying funds”), within the same group of affiliated investment companies, and exchange-traded funds (“ETFs”), instead of in individual securities. The underlying funds are advised by Security Investors, LLC (doing business as “Security Global Investors” (“SGI”)). SGI is an indirect, wholly-owned subsidiary of Security Benefit Corporation.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The underlying funds are valued at their net asset value per share (“NAV”) as of the close of business, usually 4:00 p.m. on the valuation date. Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
B. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income.
Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D. The Funds invested in equity and interest rate futures for liquidity and index exposure. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
E. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
F. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
the RYDEX|SGI variable trust semi-annual report   |   21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
2. Financial Instruments
As part of their investment strategies, the underlying funds may utilize short sales and a variety of derivative instruments including, options, futures, options on futures, structured notes, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts reflected in the underlying funds’ NAVs.
The Funds are subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.
In conjunction with the use of futures contracts, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3. Fees and Other Transactions with Affiliates
SGI manages the investment and reinvestment of the assets of each of the Funds in accordance with the investment objectives, policies, and limitations of each Fund, however, the Funds do not pay SGI a management fee. As part of its agreement with the Trust, SGI will pay all expenses of the Funds, including the cost of transfer agency, fund administration, audit and other services, excluding interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.
Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
4. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
22   |   the RYDEX|SGI variable trust semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2011:

	Level 1	Level 1	Level 2
	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Total

Assets
All-Asset Conservative Strategy Fund	$12,175,473	$23,271	$3,336,257	$15,535,001
All-Asset Moderate Strategy Fund	19,144,487	50,102	3,609,492	22,804,081
All-Asset Aggressive Strategy Fund	4,363,352	19,741	1,068,779	5,451,872

Liabilities
All-Asset Aggressive Strategy Fund	$—	$2,195	$—	$2,195

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the period ended June 30, 2011, there were no transfers between levels.
5. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements and collateral values executed by the joint account and outstanding at June 30, 2011, were as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

BNP Paribas Securities Corp.			U.S. Treasury Note
0.00%			0.38%
Due 07/01/11	$12,643,701	$12,643,701	10/31/12	$12,872,400	$12,896,643
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.
During the period ended June 30, 2011, the Funds sought to gain exposure to their respective benchmarks by investing in financial-linked derivative instruments, including futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.
the RYDEX|SGI variable trust semi-annual report   |   23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Approximate percentage of Fund’s
Fund	net assets on a daily basis

All-Asset Conservative Strategy Fund	10%
All-Asset Moderate Strategy Fund	15%
All-Asset Aggressive Strategy Fund	15%
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2011:

Location on the Statements of Assets and Liabilities

Derivative Investments Type	Asset Derivatives	Liability Derivatives

Equity/Interest rate contracts	Variation margin	Variation margin
The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2011:

Asset Derivative Investments Value

	Futures	Futures
	Equity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	June 30, 2011

All-Asset Conservative Strategy Fund	$18,608	$4,663	$23,271
All-Asset Moderate Strategy Fund	47,289	2,813	50,102
All-Asset Aggressive Strategy Fund	19,741	—	19,741

Liability Derivative Investments Value

	Futures	Futures
	Equity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	June 30, 2011

All-Asset Conservative Strategy Fund	$—	$—	$—
All-Asset Moderate Strategy Fund	—	—	—
All-Asset Aggressive Strategy Fund	—	2,195	2,195

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2011:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest rate contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended June 30, 2011:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations

	Futures	Futures
	Equity	Interest Rate
Fund	Contracts	Contracts	Total

All-Asset Conservative Strategy Fund	$51,955	$(20,356)	$31,599
All-Asset Moderate Strategy Fund	49,324	(26,723)	22,601
All-Asset Aggressive Strategy Fund	72,224	(13,174)	59,050

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations

	Futures	Futures
	Equity	Interest Rate
Fund	Contracts	Contracts	Total

All-Asset Conservative Strategy Fund	$3,071	$35,070	$38,141
All-Asset Moderate Strategy Fund	15,189	35,770	50,959
All-Asset Aggressive Strategy Fund	(4,632)	5,179	547
24   |   the RYDEX|SGI variable trust semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
7. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years
2007 — 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired or permanently lost due to limitations in the Internal Revenue Code. These reclassifications have no effect on net assets or NAV per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

All-Asset Conservative Strategy Fund	$14,315,471	$1,247,754	$(51,495)	$1,196,259
All-Asset Moderate Strategy Fund	20,143,826	2,708,893	(98,741)	2,610,152
All-Asset Aggressive Strategy Fund	4,638,316	811,428	(17,613)	793,815
8. Securities Transactions
For the period ended June 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales

All-Asset Conservative Strategy Fund	$8,470,698	$5,299,552
All-Asset Moderate Strategy Fund	10,398,718	9,192,904
All-Asset Aggressive Strategy Fund	2,963,171	9,432,955
9. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2012. As of and for the period ended June 30, 2011, the Funds did not have any borrowings under this agreement.
the RYDEX|SGI variable trust semi-annual report   |   25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
10. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors II, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which will operate under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors II, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.
11. New Accounting Pronouncements
In April 2011, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 4 related primarily to Level 3 measurement. The new disclosures and clarifications of existing disclosures are effective for the Funds’ year ending December 31, 2011. Management is evaluating the impact of this update on its current disclosures.
26   |   the RYDEX|SGI variable trust semi-annual report

OTHER INFORMATION (Unaudited)
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.
Change of Address
Effective January 17, 2011, the RYDEX | SGI office was moved to Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
the RYDEX|SGI variable trust semi-annual report   |   27

RYDEX|SGI PRIVACY POLICIES
Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex|SGI”)
Our Commitment to You
When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex|SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
28   |   the RYDEX|SGI variable trust semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds — 1997	148
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds — 1993	148
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds — 1995	148
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds — 2005	148
Trustee (1940)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	148
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds — 1997	148
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds — 1993	148
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

the RYDEX|SGI variable trust semi-annual report | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc.(2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nikolaos Bonos* Vice President and Treasurer (1963)	Senior Vice President, Security Investors, LLC; and Vice President, Security Benefit Asset Management Holdings, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna Haigney* Chief Compliance Officer and Secretary (1966)	Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President and Chief Compliance Officer, Security Investors, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

30 | the RYDEX|SGI variable trust semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS — concluded

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years
Keith A. Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy J. Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph M. Arruda* Assistant Treasurer (1966)	Vice President, Security Investors, LLC (2010 to present); Vice President, Security Global Investors, LLC (2010 to 2011); Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

the RYDEX|SGI variable trust semi-annual report | 31

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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RVAEP-3-0611x1211

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, LLC.

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

DWA FLEXIBLE ALLOCATION FUND	6

DWA SECTOR ROTATION FUND	11

NOTES TO FINANCIAL STATEMENTS	16

OTHER INFORMATION	21

RYDEX|SGI PRIVACY POLICIES	22

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	23
the RYDEX|SGI variable trust semi-annual report | 1

LETTER TO OUR SHAREHOLDERS
DEAR SHAREHOLDER:
The U.S. economic recovery that began two years ago has yet to put down deep roots, which has produced continued volatility in the financial markets and investor concern that the country’s labor and housing market troubles are not going away anytime soon. Just as happened in 2010, markets in mid-2011 appeared to grow more cautious after a strong first quarter and stumbling second quarter—reacting this year to worries ranging from the end of the Federal Reserve’s (the “Fed”) quantitative easing to difficult negotiations over the U.S. deficit and debt ceiling to ongoing European debt woes.
The major stock indices were all up between 4% and 7% for the six months ending June 30, 2011, masking flat or slightly negative returns in the April-June period. Traders noted that market sentiment has swung sharply this year, from optimism over the improving global expansion, to concerns about whether a U.S. economic soft patch was developing due to a jump in oil prices, to the impact of poor weather earlier in the year and supply-chain disruptions in the aftermath of the Japanese tsunami.
Late in the second quarter, the Fed pointed to these factors to explain weak U.S. GDP growth for the first quarter. The full-year growth forecast was also revised downward. Some data late in the half suggested the labor market was improving, helping spur a rally that carried equities up about 5% in the last trading week of June, the biggest weekly gain in two years. But the June jobs report, released on July 8, indicated that job creation was stalling, and revived the question of whether the soft patch was softer than previously thought.
Nonetheless, the Fed said that it has done all it plans to do, for now, to foster growth, ending its purchase of $600 billion worth of Treasury securities in late June and dismaying investors with Fed Chairman Ben Bernanke’s admission that the Fed did not have a precise read on why the slower pace of growth is persisting. Critics contend the Fed must consider a third round of quantitative easing to keep long-term rates low, while others say easy-money policies have not helped the economy’s underlying structural problems and may be setting the stage for inflation. Meanwhile, consumers are spending at the weakest level in 20 months, due to the impact of higher gas prices and income that has been flat since the beginning of the year.
On the plus side, gas prices have eased from their recent peak in early May, and the return to normal operations for Japanese factories is expected to help U.S. manufacturing improve through the rest of 2011. Many companies were expected to report healthy second-quarter profits, based on fulfilling demand from emerging markets, and strong productivity. Some analysts said profits could fall later in 2011, as material prices rise and economic worries persist.
Volatility was a factor in commodity and currency markets as well. After hitting its first-half high in late April, the price of a barrel of oil reversed course to end June in the mid-$90 level, about where it began the year. The story was similar for metals and agricultural commodities; gold for example reached a record $1,557 an ounce in May, but fell back to about $1,500 an ounce by the end of June. The dollar also had a bumpy first half. The U.S. Dollar Index fell through April, and was then lifted by safe-haven buying on concern over the slowing global economy and European sovereign debt.
In fixed income, the combination of Europe’s debt problems, the U.S.’s weak economic data and an accommodative Fed provided incentives for bond buyers as the first half unfolded. After bouncing around a yield of 3.5% for the first part of the year, benchmark 10-year U.S. Treasury bonds rallied for most of the second quarter, sending the yield to below 3%—its lowest level since last fall. Soaring equity prices and agreement on how to deal with Greece’s debt caused a Treasury selloff in the last week in June, setting aside talk of a double-dip recession.
Most bond segments were strong absolute performers in the second quarter, handily beating equities, and also turned in competitive returns for the six months. With the end of the Fed’s quantitative easing, some question whether the bond market can carry its second quarter momentum forward. The market is also anticipating a showdown in setting the U.S. debt ceiling, headlines which could roil markets in July.
2 | the RYDEX|SGI variable trust semi-annual report

LETTER TO OUR SHAREHOLDERS (concluded)
Globally, the economic recovery remains uneven, with weak growth in the advanced economies and strong growth in emerging and developing countries. Greater-than-expected weakness in the U.S. market, continuing fiscal challenges in Europe and signs of overheating in many emerging and developing countries, some believe, are increasing downside risks.
Others, including the Fed, view the first-half soft patch as transitory, along with the surge in commodity prices and inflation. They believe a supportive central bank policy, continued solid corporate earnings and attractive valuations will benefit performance of both stocks and bonds in the second half of the year.
At Rydex|SGI, our products are designed to help investors navigate uncertain markets, whether alternative assets and strategies, actively managed fundamental alpha strategies, exchange traded products or target beta strategies. Thank you for the trust you place in us.
Sincerely,

Michael Byrum
President & Chief Investment Officer
The opinions and forecasts expressed are those of Michael Byrum as of 07/27/2011, and may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
Rydex|SGI funds are distributed by Rydex Distributors, LLC (RDL). Security Investors, LLC (SI) is a registered investment advisor, and does business as Security Global Investors® and Rydex Investments. SI and RDL are affiliates and are subsidiaries of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.
the RYDEX|SGI variable trust semi-annual report | 3

ABOUT SHAREHOLDERS ’ FUND EXPENSES (Unaudited)
June 30, 2011
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2010 and ending June 30, 2011.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4 | the RYDEX|SGI variable trust semi-annual report

ABOUT SHAREHOLDERS ’ FUND EXPENSES (Unaudited) (concluded)
June 30, 2011

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	Ratio[1]	Return	December 31, 2010	June 30, 2011	Period[2]

Table 1. Based on actual Fund return[3]
DWA Flexible Allocation Fund	1.89%	0.81%	$1,000.00	$1,008.13	$9.41
DWA Sector Rotation Fund	1.89%	2.63%	1,000.00	1,026.29	9.50

Table 2. Based on hypothetical 5% return (before expenses)
DWA Flexible Allocation Fund	1.89%	5.00%	$1,000.00	$1,015.42	$9.44
DWA Sector Rotation Fund	1.89%	5.00%	1,000.00	1,015.42	9.44

[1]	Annualized

[2]	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses shown do not include fees charged by insurance companies.

[3]	Actual cumulative return at net asset value for the period December 31, 2010 to June 30, 2011.
the RYDEX|SGI variable trust semi-annual report | 5

FUND PROFILE (Unaudited)	June 30, 2011
DWA FLEXIBLE ALLOCATION FUND
OBJECTIVE: Seeks to provide capital appreciation with capital preservation as a secondary objective. Inception: April 28, 2010.
Holdings Diversification (Market Exposure as % of Net Assets)
          DWA Flexible Allocation Fund
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Largest Holdings
(% of Total Net Assets)

iShares Dow Jones US Oil Equipment & Services Index Fund	9.0%
SPDR S&P Oil & Gas Exploration & Production ETF	8.8%
iShares S&P MidCap 400 Growth Index Fund	8.6%
Vanguard Energy ETF	8.4%
iShares S&P SmallCap 600	8.3%
PowerShares S&P SmallCap Health Care Portfolio	8.1%
iShares Nasdaq Biotechnology Index Fund	8.1%
PowerShares DB Commodity Index Tracking Fund	7.8%
PowerShares DB Energy Fund	7.5%

Total	74.6%

“Largest Holdings” exclude any temporary cash or derivative investments.
6 | the RYDEX|SGI variable trust semi-annual report

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
DWA FLEXIBLE ALLOCATION FUND

	Shares	Value
EXCHANGE TRADED FUNDS† - 74.6%

EQUITY FUNDS - 59.3%
iShares Dow Jones US Oil Equipment & Services Index Fund	32,310	$2,065,578
SPDR S&P Oil & Gas Exploration & Production ETF	34,200	2,010,276
iShares S&P MidCap 400 Growth Index Fund	17,700	1,963,815
Vanguard Energy ETF	17,417	1,925,450
iShares S&P SmallCap 600	23,500	1,890,105
PowerShares S&P SmallCap Health Care Portfolio	55,500	1,852,590
iShares Nasdaq Biotechnology Index Fund	17,350	1,850,551

Total Equity Funds		13,558,365

COMMODITY FUNDS - 15.3%
PowerShares DB Commodity Index Tracking Funds*	61,150	1,770,904
PowerShares DB Energy Fund*	57,650	1,713,934

Total Commodity Funds		3,484,838

Total Exchange Traded Funds (Cost $16,404,709)		17,043,203

	Face
	Amount

REPURCHASE AGREEMENTS††,1 - 23.2%
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	$1,140,390	1,140,390
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	1,140,390	1,140,390
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	1,140,390	1,140,390
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	953,781	953,781
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	939,115	939,115

Total Repurchase Agreements (Cost $5,314,066)		5,314,066

Total Investments - 97.8% (Cost $21,718,775)		$22,357,269

Other Assets Less Liabilities - 2.2%		496,152

Total Net Assets - 100.0%		$22,853,421

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 7

DWA FLEXIBLE ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $16,404,709)	$17,043,203
Repurchase agreements, at value
(cost 5,314,066)	5,314,066
Receivables:
Securities sold	552,347

Total assets	22,909,616

Liabilities:
Payable for:
Fund shares redeemed	8,006
Management fees	18,950
Transfer agent and administrative fees	4,737
Investor service fees	4,737
Portfolio accounting fees	1,895
Other	17,870

Total liabilities	56,195

Net assets	$22,853,421

Net assets consist of:
Paid in capital	$21,210,066
Accumulated net investment loss	(99,627)
Accumulated net realized gain on investments	1,104,488
Net unrealized appreciation on investments	638,494

Net assets	$22,853,421
Capital shares outstanding	921,146
Net asset value per share	$24.81

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends	$27,265
Interest	577

Total investment income	27,842

Expenses:
Management fees	115,589
Transfer agent and administrative fees	28,897
Investor service fees	28,897
Portfolio accounting fees	11,559
Trustees’ fees*	942
Professional fees	11,975
Miscellaneous	20,197

Total expenses	218,056

Net investment loss	(190,214)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,128,186

Net realized gain	1,128,186

Net change in unrealized appreciation (depreciation) on:
Investments	(792,583)

Net change in unrealized appreciation (depreciation)	(792,583)

Net realized and unrealized gain	335,603

Net increase in net assets resulting from operations	$145,389

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

8 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

DWA FLEXIBLE ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period	Period
	Ended	Ended
	June 30, 2011	December 31,
	(Unaudited)	2010*

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(190,214)	$90,587
Net realized gain (loss) on investments	1,128,186	(23,698)
Net change in unrealized appreciation (depreciation) on investments	(792,583)	1,431,077

Net increase in net assets resulting from operations	145,389	1,497,966

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	4,443,883	23,846,705
Cost of shares redeemed	(2,786,305)	(4,294,217)

Net increase from capital share transactions	1,657,578	19,552,488

Net increase in net assets	1,802,967	21,050,454

Net assets:
Beginning of period	21,050,454	—

End of period	$22,853,421	$21,050,454

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(99,627)	$90,587

Capital share activity:
Shares sold	178,056	1,043,463
Shares redeemed	(112,229)	(188,144)

Net increase in shares	65,827	855,319

*	Since commencement of operations: April 28, 2010.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 9

DWA FLEXIBLE ALLOCATION FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	June 30,	December 31,
	2011[a]	2010[b]

Per Share Data
Net asset value, beginning of period	$24.61	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.21)	.12
Net gain (loss) on investments (realized and unrealized)	.41	(.51)

Total from investment operations	.20	(.39)

Net asset value, end of period	$24.81	$24.61

Total Return[d]	0.81%	(1.56%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,853	$21,050

Ratios to average net assets:
Net investment income (loss)	(1.65%)	0.83%
Total expenses[e]	1.89%	1.84%

Portfolio turnover rate	113%	305%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: April 28, 2010, percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[e]	Does not include expenses of the underlying funds in which the Fund invests.

10 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

FUND PROFILE (Unaudited)	June 30, 2011
DWA SECTOR ROTATION FUND
OBJECTIVE: Seeks to provide long-term capital appreciation.

Inception: April 28, 2010.
Holdings Diversification (Market Exposure as % of Net Assets)
          DWA Sector Rotation Fund
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)
PowerShares Dynamic Energy Sector Portfolio 11.5%
PowerShares Dynamic Energy Sector Portfolio	11.5%
PowerShares Dynamic Energy Exploration & Production Portfolio	11.4%
PowerShares Dynamic Basic Materials Sector Portfolio	11.1%
PowerShares S&P SmallCap Health Care Portfolio	10.4%
SPDR S&P Biotech ETF	10.4%
PowerShares Dynamic Utilities Portfolio	9.7%
PowerShares Dynamic Pharmaceuticals Portfolio	9.1%
iShares Cohen & Steers Realty Majors Index Fund	9.1%
iShares Dow Jones US Oil Equipment & Services Index Fund	9.0%
SPDR Dow Jones REIT ETF	8.3%

Top Ten Total	100.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
the RYDEX|SGI variable trust semi-annual report | 11

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2011
DWA SECTOR ROTATION FUND

	Shares	Value

EXCHANGE TRADED FUNDS†- 100.0%

SECTOR FUNDS-ENERGY - 31.9%
PowerShares Dynamic Energy Sector Portfolio	87,250	$3,702,018
PowerShares Dynamic Energy Exploration & Production Portfolio	143,379	3,657,598
iShares Dow Jones US Oil Equipment & Services Index Fund	45,400	2,902,422

Total Sector Funds-Energy		10,262,038

SECTOR FUNDS-HEALTH CARE - 29.9%
PowerShares S&P SmallCap Health Care Portfolio	100,400	3,351,352
SPDR S&P Biotech ETF*	45,650	3,337,471
PowerShares Dynamic Pharmaceuticals Portfolio	109,400	2,933,014

Total Sector Funds-Health Care		9,621,837

SECTOR FUNDS-REAL ESTATE - 17.4%
iShares Cohen & Steers Realty Majors Index Fund	40,100	2,907,651
SPDR Dow Jones REIT ETF	40,000	2,664,000

Total Sector Funds-Real Estate		5,571,651

SECTOR FUND-BASIC MATERIALS - 11.1%
PowerShares Dynamic Basic Materials Sector Portfolio	91,133	3,571,502

SECTOR FUND-UTILITIES - 9.7%
PowerShares Dynamic Utilities Portfolio	180,000	3,115,710

Total Exchange Traded Funds (Cost $29,334,283)		32,142,738

	Face
	Amount

REPURCHASE AGREEMENTS††,1- 0.3%
Deutsche Bank issued 06/30/11 at 0.00% due 07/01/11	$22,244	22,244
Credit Suisse Group issued 06/30/11 at 0.00% due 07/01/11	22,244	22,244
HSBC Group issued 06/30/11 at 0.00% due 07/01/11	22,244	22,244
BNP Paribas Securities Corp. issued 06/30/11 at 0.00% due 07/01/11	18,604	18,604
Mizuho Financial Group, Inc. issued 06/30/11 at 0.00% due 07/01/11	18,320	18,320

Total Repurchase Agreements (Cost $103,656)		103,656

Total Investments - 100.3% (Cost $29,437,939)		$32,246,394

Liabilities, Less Other Assets - (0.3)%		(90,279)

Total Net Assets - 100.0%		$32,156,115

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

[1]	Repurchase Agreements — See Note 5.

REIT — Real Estate Investment Trust

12 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

DWA SECTOR ROTATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2011

Assets:
Investments, at value (cost $29,334,283)	$32,142,738
Repurchase agreements, at value (cost 103,656)	103,656

Total assets	32,246,394

Liabilities:
Payable for:
Fund shares redeemed	23,078
Management fees	25,895
Transfer agent and administrative fees	6,474
Investor service fees	6,474
Portfolio accounting fees	2,589
Other	25,769

Total liabilities	90,279

Net assets	$32,156,115

Net assets consist of:
Paid in capital	$29,975,265
Accumulated net investment loss	(179,445)
Accumulated net realized loss on investments	(448,160)
Net unrealized appreciation on investments	2,808,455

Net assets	$32,156,115
Capital shares outstanding	1,307,463
Net asset value per share	$24.59

STATEMENT OF OPERATIONS (Unaudited)
Period Ended June 30, 2011

Investment Income:
Dividends	$99,534
Interest	53

Total investment income	99,587

Expenses:
Management fees	170,173
Transfer agent and administrative fees	42,543
Investor service fees	42,543
Portfolio accounting fees	17,017
Trustees’ fees*	1,454
Professional fees	19,780
Miscellaneous	28,256

Total expenses	321,766

Net investment loss	(222,179)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,738,029
Securities sold short	1,705

Net realized gain	1,739,734

Net change in unrealized appreciation (depreciation) on:
Investments	(593,880)

Net change in unrealized appreciation (depreciation)	(593,880)

Net realized and unrealized gain	1,145,854

Net increase in net assets resulting from operations	$923,675

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 13

DWA SECTOR ROTATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period	Period
	Ended	Ended
	June 30, 2011	December 31,
	(Unaudited)	2010*

Increase (Decrease) In Net Assets From Operations:
Net investment income (loss)	$(222,179)	$42,734
Net realized gain (loss) on investments	1,739,734	(2,187,894)
Net change in unrealized appreciation (depreciation) on investments	(593,880)	3,402,335

Net increase in net assets resulting from operations	923,675	1,257,175

Distributions to shareholders	—	—

Capital share transactions:
Proceeds from sale of shares	3,336,558	44,340,023
Cost of shares redeemed	(7,659,173)	(10,042,143)

Net increase (decrease) from capital share transactions	(4,322,615)	34,297,880

Net increase (decrease) in net assets	(3,398,940)	35,555,055

Net assets:
Beginning of period	35,555,055	—

End of period	$32,156,115	$35,555,055

Accumulated/(Undistributed) net investment income/(loss) at end of period	$(179,445)	$42,734

Capital share activity:
Shares sold	135,698	1,957,608
Shares redeemed	(312,077)	(473,766)

Net increase (decrease) in shares	(176,379)	1,483,842

*	Since commencement of operations: April 28, 2010.

14 | the RYDEX|SGI variable trust semi-annual report	See Notes to Financial Statements.

DWA SECTOR ROTATION FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Period Ended
	June 30,	December 31,
	2011[a]	2010[b]

Per Share Data
Net asset value, beginning of period	$23.96	$25.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.16)	.03
Net gain (loss) on investments (realized and unrealized)	.79	(1.07)

Total from investment operations	.63	(1.04)

Net asset value, end of period	$24.59	$23.96

Total Return[d]	2.63%	(4.16%)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,156	$35,555

Ratios to average net assets:
Net investment income (loss)	(1.31%)	0.22%
Total expenses[e]	1.89%	1.84%

Portfolio turnover rate	87%	312%

[a]	Unaudited figures for the period ended June 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: April 28, 2010, percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.

[d]	Total return does not reflect the impact of any additional fees charged by insurance companies and has not been annualized.

[e]	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.	the RYDEX|SGI variable trust semi-annual report | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization and Significant Accounting Policies Organization
The Rydex Variable Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.
At June 30, 2011, the Trust consisted of fifty-seven separate funds. This report covers the Dorsey, Wright & Associates, Inc. (“DWA”) Funds (the “Funds”), while the other funds are contained in separate reports.
Security Global Investors (“SGI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative, and accounting services to the Trust. Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. SGI, RFS and RDL are affiliated entities.
Each Fund, a “fund of funds,” seeks to achieve its investment objective by investing primarily in a portfolio of exchange-traded funds (“ETFs”) (“underlying funds”) or other exchange-traded products (“ETPs”) to allocate its investment exposure to market segments including domestic equity, international equity, fixed income and alternative assets.
SGI makes investment decisions for the assets of the Funds based on investment management strategies generated by the Funds’ sub-advisor, and continuously reviews, supervises, and administers each Funds’ investment program. The Board of Trustees of the Trust supervises SGI and establishes policies that SGI must follow in its day-to-day management activities.
DWA serves as investment sub-advisor (the “Sub-Advisor”) and is responsible, subject to the supervision and control of SGI and the Trust’s Board, for the purchase, retention and sale of securities in the Funds’ investment portfolios.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Open-end investment companies (“Mutual Funds”) are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. ETFs and closed-end investment companies are valued at the last quoted sales price.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Short-term debt securities, if any, with a maturity date of 60 days or less at acquisition are valued at amortized cost, which approximates market value.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income.
Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in funds are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
16 | the RYDEX|SGI variable trust semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
D. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.
E. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Financial Instruments
The Funds are subject to fund of funds risk. By investing in the underlying funds indirectly through the Fund, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Fund (including operating costs and management fees), but also expenses of the Fund. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds.
The Funds invest to a significant extent in shares of ETFs to gain exposure to their investment objectives. ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, AMEX, or NASDAQ), large blocks of shares of ETFs are redeemable at NAV. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the NAV of the ETF’s underlying investments. However, shares of ETFs may trade below their NAV. The NAV of shares will fluctuate with changes in the market value of the ETF’s holdings. The trading prices of shares will fluctuate in accordance with changes in NAV as well as market supply and demand. The difference between the bid price and ask price, commonly referred to as the “spread,” will also vary for an ETF depending on the ETF’s trading volume and market liquidity. Generally, the greater the trading volume and market liquidity, the smaller the spread is and vice versa. Any of these factors may lead to an ETF’s shares trading at a premium or a discount to NAV. The Funds, from time to time, may invest in ETFs that are not registered pursuant to the Investment Company Act of 1940. Such ETFs may include commodity pools that are registered pursuant to the Securities Act of 1933 and the Commodity Exchange Act.
3. Fees And Other Transactions with Affiliates
Under the terms of an investment advisory contract, the Trust pays SGI investment advisory fees calculated at an annual percentage rate of 1.00% of the average daily net assets of each Fund.
SGI pays the Sub-Advisor out of the advisory fees it receives. In addition, SGI bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with SGI. SGI may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.
Each Fund indirectly bears a proportionate share of the total operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other expenses) of the underlying funds in which the Fund invests.
RFS provides transfer agent and administrative services to the Funds calculated at an annual percentage rate of 0.25% of the average daily net assets of each Fund.
RFS also provides accounting services to the Funds for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund.
RFS engages external service providers to perform other necessary services for the Trust, such as audit related services, legal services, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust.
The Trust has adopted an Investor Services Plan for which RDL and other firms that provide investor services (“Service Providers”) may receive compensation. The Funds will pay investor service fees at an annual rate not to exceed 0.25% of average daily net assets. RDL, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for investor services it performs.
Certain officers and trustees of the Trust are also officers of SGI, RFS and RDL.
4. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the
the RYDEX|SGI variable trust semi-annual report | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2011:

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
	In Securities	In Securities	In Securities	Total

Assets
DWA Flexible Allocation Fund	$17,043,203	$5,314,066	$—	$22,357,269
DWA Sector Rotation Fund	32,142,738	103,656	—	32,246,394
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective April 1, 2010. This update applies to the Funds’ disclosures about transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. Effective for interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
For the period ended June 30, 2011, there were no transfers between levels.
5. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At June 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:

Counterparty and
Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Deutsche Bank			U.S. Treasury Note
0.00%			2.75%
Due 07/01/11	$55,000,000	$55,000,000	11/30/16	$53,558,000	$56,100,096
HSBC Group			U.S. Treasury Bonds
0.00%			4.38%
Due 07/01/11	55,000,000	55,000,000	02/15/38 – 05/15/40	54,935,800	56,100,059
Credit Suisse Group			U.S. Treasury Note
0.00%			1.00%
Due 07/01/11	55,000,000	55,000,000	04/30/12	55,549,800	56,100,015
BNP Paribas Securities Corp.			U.S. Treasury Note
0.00%			0.38%
Due 07/01/11	46,000,000	46,000,000	10/31/12	46,831,800	46,920,001
Mizuho Financial Group, Inc.			U.S. Treasury Bill
0.00%			0.00%
Due 07/01/11	45,292,674	45,292,674	05/31/12	46,269,600	46,198,553
18 | the RYDEX|SGI variable trust semi-annual report

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
6. Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 — 2011), and has concluded that no provision for income tax is required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period and capital loss carryforward expired or permanently lost due to limitations in the Internal Revenue Code. These reclassifications have no effect on net assets or NAV per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures,. The greatest impact to the disclosure in the financial reports for the Funds will be seen on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.
At June 30, 2011, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

DWA Flexible Allocation Fund	$21,666,381	$857,299	$(166,411)	$690,888
DWA Sector Rotation Fund	29,324,169	3,003,520	(81,295)	2,922,225
7. Securities Transactions
For the period ended June 30, 2011, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales
DWA Flexible Allocation Fund	$24,350,605	$28,330,221
DWA Sector Rotation Fund	30,195,364	34,794,325
8. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2012. As of and for the period ended June 30, 2011, the Funds did not have any borrowings under this agreement.
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NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
9. Investment Advisor Merger
Effective January 3, 2011, Rydex Advisors II, LLC, the Funds’ investment advisor was merged with and into Security Investors, LLC, which will operate under the name SGI.
The foregoing internal restructuring did not affect the investment advisory services rendered to the Funds, which continue to be managed on a day-to-day basis by the same teams of portfolio managers. The investment philosophies, strategies, and processes of the Funds also remained the same.
In order to implement the restructuring, technical amendments were made to the Funds’ investment advisory agreement with Rydex Advisors II, LLC, in order to reflect the change of the identity of the investment advisor. No other changes were made to the investment advisory agreement of the Funds, and the fees and expenses of the Funds remained the same.
10. New Accounting Pronouncements
In April 2011, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 7 related primarily to Level 3 measurement. The new disclosures and clarifications of existing disclosures are effective for the Funds’ year ending December 31, 2011. Management is evaluating the impact of this update on its current disclosures.
20 | the RYDEX|SGI variable trust semi-annual report

OTHER INFORMATION (Unaudited)
Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended September 30 is available without charge, upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.
Change of Address
Effective January 17, 2011, the RYDEX | SGI office was moved to Four Irvington Centre, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
Office Locations
The offices of Security Global Investors, LLC can be found in the following locations:
40 East 52nd Street
16th Floor
New York, NY 10022
(Headquarters)
Four Irvington Centre
805 King Farm Boulevard
Suite 600
Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
Overland Park, KS 66210
the RYDEX|SGI variable trust semi-annual report | 21

RYDEX | SGI PRIVACY POLICIES
Rydex Funds, Rydex|SGI Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Global Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Rydex|SGI”)
Our Commitment to You
When you become a Rydex|SGI investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Rydex|SGI client.
The Information We Collect About You
In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Rydex|SGI account application or when you request a transaction that involves Rydex and Rydex|SGI funds or one of the Rydex|SGI affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).
How We Handle Your Personal Information
As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Rydex|SGI. For example, if you ask to transfer assets from another financial institution to Rydex|SGI, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Rydex|SGI investment products and services, we may share your information within the Rydex|SGI family of affiliated companies. This would include, for example, sharing your information within Rydex|SGI so we can make you aware of new Rydex and Rydex|SGI funds or the services offered through another Rydex|SGI affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.
Opt Out Provisions
We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.
How We Protect Privacy Online
Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Rydex|SGI web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Rydex|SGI web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.
How We Safeguard Your Personal Information
We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
We’ll Keep You Informed
As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.
22 | the RYDEX|SGI variable trust semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
A Board of Trustees oversees the Trust, as well as other trusts of SGI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.
All Trustees and Officers may be reached c/o Security Global Investors, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds — 1997	148
Trustee, Chairman of the	Rydex Variable Trust — 1998
Board (1940)	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds — 1993	148
Trustee (1945)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds — 1995	148
Trustee (1941)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds — 2005	148
Trustee (1940)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds — 2005	148
Trustee (1960)	Rydex Variable Trust — 2005
	Rydex Dynamic Funds — 2005
	Rydex ETF Trust — 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds — 1997	148
Trustee (1942)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds — 1993	148
Trustee (1944)	Rydex Variable Trust — 1998
	Rydex Dynamic Funds — 1999
	Rydex ETF Trust — 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine
the RYDEX|SGI variable trust semi-annual report | 23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc.(2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nikolaos Bonos* Vice President and Treasurer (1963)	Senior Vice President, Security Investors, LLC; and Vice President, Security Benefit Asset Management Holdings, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna Haigney* Chief Compliance Officer and Secretary (1966)	Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President and Chief Compliance Officer, Security Investors, LLC (2010 to present); Senior Vice President, Security Global Investors, LLC (2010 to 2011); Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present); Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
24	| the RYDEX|SGI variable trust semi-annual report

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
EXECUTIVE OFFICERS — (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Keith A. Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy J. Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph M. Arruda* Assistant Treasurer (1966)	Vice President, Security Investors, LLC (2010 to present); Vice President, Security Global Investors, LLC (2010 to 2011); Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
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805 King Farm Boulevard, Suite 600
Rockville, MD 20850
www.rydex-sgi.com
800.820.0888
RVADWA-SEMI-0611x1211

Item 2. Code of Ethics.
Not applicable at this time.
Item 3. Audit Committee Financial Expert.
Not applicable at this time.
Item 4. Principal Accountant Fees and Services.
Not applicable at this time.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex Variable Trust

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President

Date September 2, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman Richard M. Goldman, President

Date September 2, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos Nikolaos Bonos, Vice President and Treasurer

Date September 2, 2011

*	Print the name and title of each signing officer under his or her signature.